UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21265
Invesco Exchange-Traded Fund Trust
(Exact name of registrant as specified in charter)

3500 Lacey Road Downers Grove, IL 60515
(Address of principal executive offices) (Zip code)
Brian Hartigan, President
3500 Lacey Road
Downers Grove, IL 60515
Registrant's telephone number, including area code:
(800) 983-0903
Date of fiscal year end:
April 30
Date of reporting period:
October 31, 2024
Item 1. Reports to Stockholders.
(a) The Registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the "Act") is as follows:

Invesco Aerospace & Defense ETF
PPA | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about Invesco Aerospace & Defense ETF (the “Fund”) for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Aerospace & Defense ETF	$31	0.57%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$4,372,752,080%
Total number of portfolio holdings	$57%
Portfolio turnover rate	$9%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
RTX Corp.	7.51%
Boeing Co. (The)	7.01%
Lockheed Martin Corp.	7.01%
General Electric Co.	6.72%
Northrop Grumman Corp.	5.67%
General Dynamics Corp.	5.12%
Honeywell International, Inc.	4.53%
L3Harris Technologies, Inc.	4.23%
Howmet Aerospace, Inc.	4.07%
Parker-Hannifin Corp.	4.05%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco AI and Next Gen Software ETF
IGPT | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about Invesco AI and Next Gen Software ETF (the “Fund”) for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco AI and Next Gen Software ETF	$29	0.56%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$388,711,125%
Total number of portfolio holdings	$101%
Portfolio turnover rate	$13%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	8.63%
Alphabet, Inc., Class A	8.57%
Meta Platforms, Inc., Class A	8.37%
Advanced Micro Devices, Inc.	7.40%
Adobe, Inc.	6.31%
Intuitive Surgical, Inc.	4.44%
QUALCOMM, Inc.	4.30%
Micron Technology, Inc.	3.94%
Keyence Corp.	3.32%
Intel Corp.	3.09%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Biotechnology & Genome ETF
PBE | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about Invesco Biotechnology & Genome ETF (the “Fund”) for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Biotechnology & Genome ETF	$31	0.58%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$257,115,817%
Total number of portfolio holdings	$33%
Portfolio turnover rate	$53%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Illumina, Inc.	5.79%
United Therapeutics Corp.	5.63%
Amgen, Inc.	5.15%
Alnylam Pharmaceuticals, Inc.	5.00%
Biogen, Inc.	4.50%
Neurocrine Biosciences, Inc.	4.14%
BioMarin Pharmaceutical, Inc.	3.83%
MannKind Corp.	3.77%
Exelixis, Inc.	3.70%
Regeneron Pharmaceuticals, Inc.	3.66%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Bloomberg Analyst Rating Improvers ETF
UPGD | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about Invesco Bloomberg Analyst Rating Improvers ETF (the “Fund”) for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Bloomberg Analyst Rating Improvers ETF	$21	0.40%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$110,018,258%
Total number of portfolio holdings	$53%
Portfolio turnover rate	$95%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Carvana Co.	3.12%
Snap, Inc., Class A	2.54%
Palantir Technologies, Inc., Class A	2.53%
Toast, Inc., Class A	2.46%
Kinder Morgan, Inc.	2.31%
Ralph Lauren Corp.	2.30%
AT&T, Inc.	2.28%
International Paper Co.	2.28%
Xcel Energy, Inc.	2.20%
PACCAR, Inc.	2.15%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Bloomberg MVP Multi-factor ETF
BMVP | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about Invesco Bloomberg MVP Multi-factor ETF (the “Fund”) for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Bloomberg MVP Multi-factor ETF	$16	0.29%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$104,523,649%
Total number of portfolio holdings	$57%
Portfolio turnover rate	$70%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Entergy Corp.	2.21%
Targa Resources Corp.	2.11%
Leidos Holdings, Inc.	2.11%
Booz Allen Hamilton Holding Corp.	2.09%
Fiserv, Inc.	2.07%
Ameriprise Financial, Inc.	2.04%
W.W. Grainger, Inc.	2.00%
Cheniere Energy, Inc.	2.00%
Automatic Data Processing, Inc.	1.96%
Iron Mountain, Inc.	1.95%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Building & Construction ETF
PKB | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about Invesco Building & Construction ETF (the “Fund”) for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Building & Construction ETF	$31	0.57%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$390,270,272%
Total number of portfolio holdings	$33%
Portfolio turnover rate	$79%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Martin Marietta Materials, Inc.	5.42%
CRH PLC	5.13%
Trane Technologies PLC	4.98%
Carlisle Cos., Inc.	4.80%
NVR, Inc.	4.78%
PulteGroup, Inc.	4.67%
Argan, Inc.	4.44%
Lennar Corp., Class A	4.43%
D.R. Horton, Inc.	4.27%
United States Lime & Minerals, Inc.	3.69%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco BuyBack AchieversTM ETF
PKW | The Nasdaq Stock Market LLC
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about Invesco BuyBack AchieversTM ETF (the “Fund”) for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco BuyBack AchieversTM ETF	$33	0.62%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$1,210,932,449%
Total number of portfolio holdings	$199%
Portfolio turnover rate	$3%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
T-Mobile US, Inc.	5.42%
Booking Holdings, Inc.	5.41%
Comcast Corp., Class A	5.24%
Johnson & Johnson	4.95%
Lockheed Martin Corp.	4.49%
Fiserv, Inc.	3.93%
Deere & Co.	3.82%
HCA Healthcare, Inc.	3.20%
PayPal Holdings, Inc.	2.80%
Marriott International, Inc., Class A	2.53%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Dividend AchieversTM ETF
PFM | The Nasdaq Stock Market LLC
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about Invesco Dividend AchieversTM ETF (the “Fund”) for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Dividend AchieversTM ETF	$28	0.53%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$700,048,664%
Total number of portfolio holdings	$425%
Portfolio turnover rate	$1%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Apple, Inc.	3.96%
Microsoft Corp.	3.91%
Broadcom, Inc.	3.47%
Walmart, Inc.	2.91%
JPMorgan Chase & Co.	2.79%
UnitedHealth Group, Inc.	2.30%
Exxon Mobil Corp.	2.29%
Visa, Inc., Class A	2.14%
Oracle Corp.	2.05%
Mastercard, Inc., Class A	2.02%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Dorsey Wright Basic Materials Momentum ETF
PYZ | The Nasdaq Stock Market LLC
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about Invesco Dorsey Wright Basic Materials Momentum ETF (the “Fund”) for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Dorsey Wright Basic Materials Momentum ETF	$31	0.60%†
*	Annualized.
†	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$58,663,680%
Total number of portfolio holdings	$50%
Portfolio turnover rate	$35%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Carpenter Technology Corp.	4.40%
RPM International, Inc.	4.25%
Linde PLC	3.92%
Avery Dennison Corp.	3.84%
Air Products and Chemicals, Inc.	3.75%
ATI, Inc.	3.55%
Reliance, Inc.	3.30%
Eastman Chemical Co.	2.85%
Nucor Corp.	2.67%
CF Industries Holdings, Inc.	2.62%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Dorsey Wright Consumer Cyclicals Momentum ETF
PEZ | The Nasdaq Stock Market LLC
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about Invesco Dorsey Wright Consumer Cyclicals Momentum ETF (the “Fund”) for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Dorsey Wright Consumer Cyclicals Momentum ETF	$32	0.60%†
*	Annualized.
†	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$69,505,553%
Total number of portfolio holdings	$43%
Portfolio turnover rate	$80%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Carvana Co.	6.39%
Modine Manufacturing Co.	5.24%
Royal Caribbean Cruises Ltd.	4.70%
Toll Brothers, Inc.	4.05%
Cava Group, Inc.	3.75%
Murphy USA, Inc.	3.63%
Amazon.com, Inc.	3.62%
Netflix, Inc.	3.48%
Texas Roadhouse, Inc.	3.04%
PulteGroup, Inc.	3.04%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Dorsey Wright Consumer Staples Momentum ETF
PSL | The Nasdaq Stock Market LLC
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about Invesco Dorsey Wright Consumer Staples Momentum ETF (the “Fund”) for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Dorsey Wright Consumer Staples Momentum ETF	$32	0.60%†
*	Annualized.
†	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$88,436,102%
Total number of portfolio holdings	$45%
Portfolio turnover rate	$52%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Sprouts Farmers Market, Inc.	3.76%
Altria Group, Inc.	3.57%
Church & Dwight Co., Inc.	3.35%
Casey's General Stores, Inc.	3.35%
Monster Beverage Corp.	3.27%
Service Corp. International	3.26%
Costco Wholesale Corp.	3.20%
Procter & Gamble Co. (The)	2.99%
Kroger Co. (The)	2.93%
Freshpet, Inc.	2.90%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Dorsey Wright Energy Momentum ETF
PXI | The Nasdaq Stock Market LLC
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about Invesco Dorsey Wright Energy Momentum ETF (the “Fund”) for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Dorsey Wright Energy Momentum ETF	$29	0.60%†
*	Annualized.
†	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$65,188,639%
Total number of portfolio holdings	$44%
Portfolio turnover rate	$56%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Texas Pacific Land Corp.	8.79%
Targa Resources Corp.	6.96%
Weatherford International PLC	5.60%
Diamondback Energy, Inc.	3.86%
Marathon Petroleum Corp.	3.26%
Alpha Metallurgical Resources, Inc.	3.14%
Williams Cos., Inc. (The)	3.08%
Permian Resources Corp.	2.81%
Kinder Morgan, Inc.	2.66%
Viper Energy, Inc.	2.66%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Dorsey Wright Financial Momentum ETF
PFI | The Nasdaq Stock Market LLC
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about Invesco Dorsey Wright Financial Momentum ETF (the “Fund”) for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Dorsey Wright Financial Momentum ETF	$33	0.60%†
*	Annualized.
†	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$67,929,054%
Total number of portfolio holdings	$47%
Portfolio turnover rate	$55%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Mastercard, Inc., Class A	5.31%
Ares Management Corp., Class A	4.57%
Ameriprise Financial, Inc.	4.51%
FTAI Aviation Ltd.	4.20%
KKR & Co., Inc., Class A	3.72%
JPMorgan Chase & Co.	3.62%
Visa, Inc., Class A	3.32%
First Citizens BancShares, Inc., Class A	2.78%
Evercore, Inc., Class A	2.73%
Western Alliance Bancorporation	2.73%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Dorsey Wright Healthcare Momentum ETF
PTH | The Nasdaq Stock Market LLC
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about Invesco Dorsey Wright Healthcare Momentum ETF (the “Fund”) for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Dorsey Wright Healthcare Momentum ETF	$32	0.60%†
*	Annualized.
†	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$140,919,557%
Total number of portfolio holdings	$61%
Portfolio turnover rate	$98%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Eli Lilly and Co.	4.59%
Vaxcyte, Inc.	4.39%
Tenet Healthcare Corp.	3.84%
Insmed, Inc.	3.77%
HCA Healthcare, Inc.	3.12%
Cassava Sciences, Inc.	2.97%
Natera, Inc.	2.94%
AbbVie, Inc.	2.88%
Soleno Therapeutics, Inc.	2.77%
Intuitive Surgical, Inc.	2.63%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Dorsey Wright Industrials Momentum ETF
PRN | The Nasdaq Stock Market LLC
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about Invesco Dorsey Wright Industrials Momentum ETF (the “Fund”) for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Dorsey Wright Industrials Momentum ETF	$33	0.60%†
*	Annualized.
†	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$345,211,031%
Total number of portfolio holdings	$45%
Portfolio turnover rate	$56%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
NuScale Power Corp.	3.95%
Quanta Services, Inc.	3.86%
W.W. Grainger, Inc.	3.83%
Comfort Systems USA, Inc.	3.80%
Watsco, Inc.	3.63%
HEICO Corp.	3.57%
Parker-Hannifin Corp.	3.54%
Cintas Corp.	3.31%
Trane Technologies PLC	3.31%
United Rentals, Inc.	3.30%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Dorsey Wright Momentum ETF
PDP | The Nasdaq Stock Market LLC
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about Invesco Dorsey Wright Momentum ETF (the “Fund”) for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Dorsey Wright Momentum ETF	$33	0.62%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$1,279,700,066%
Total number of portfolio holdings	$103%
Portfolio turnover rate	$46%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Apple, Inc.	2.96%
Mastercard, Inc., Class A	2.91%
Copart, Inc.	2.74%
Amphenol Corp., Class A	2.61%
Targa Resources Corp.	2.57%
AppLovin Corp., Class A	2.54%
TransDigm Group, Inc.	2.48%
Roper Technologies, Inc.	2.34%
Fiserv, Inc.	2.23%
W.W. Grainger, Inc.	2.15%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Dorsey Wright Technology Momentum ETF
PTF | The Nasdaq Stock Market LLC
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about Invesco Dorsey Wright Technology Momentum ETF (the “Fund”) for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Dorsey Wright Technology Momentum ETF	$33	0.60%†
*	Annualized.
†	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$463,534,323%
Total number of portfolio holdings	$45%
Portfolio turnover rate	$109%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
AppLovin Corp., Class A	8.32%
Apple, Inc.	6.57%
Fair Isaac Corp.	4.09%
Arista Networks, Inc.	3.69%
Zeta Global Holdings Corp., Class A	3.50%
KLA Corp.	3.33%
CommScope Holding Co., Inc.	3.21%
Nutanix, Inc., Class A	2.85%
Coherent Corp.	2.67%
Palantir Technologies, Inc., Class A	2.65%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Dorsey Wright Utilities Momentum ETF
PUI | The Nasdaq Stock Market LLC
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about Invesco Dorsey Wright Utilities Momentum ETF (the “Fund”) for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Dorsey Wright Utilities Momentum ETF	$33	0.60%†
*	Annualized.
†	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$53,394,003%
Total number of portfolio holdings	$36%
Portfolio turnover rate	$26%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Vistra Corp.	4.43%
Constellation Energy Corp.	4.02%
ONEOK, Inc.	3.79%
PG&E Corp.	3.71%
Duke Energy Corp.	3.58%
Public Service Enterprise Group, Inc.	3.56%
Atmos Energy Corp.	3.55%
NiSource, Inc.	3.54%
WEC Energy Group, Inc.	3.46%
Xcel Energy, Inc.	3.37%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Dow Jones Industrial Average Dividend ETF
DJD | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about Invesco Dow Jones Industrial Average Dividend ETF (the “Fund”) for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Dow Jones Industrial Average Dividend ETF	$4	0.07%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$310,423,702%
Total number of portfolio holdings	$30%
Portfolio turnover rate	$8%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Verizon Communications, Inc.	9.84%
Dow, Inc.	8.38%
Chevron Corp.	7.60%
Cisco Systems, Inc.	5.67%
International Business Machines Corp.	5.18%
Johnson & Johnson	4.71%
Amgen, Inc.	4.23%
Goldman Sachs Group, Inc. (The)	4.14%
Home Depot, Inc. (The)	4.12%
Coca-Cola Co. (The)	3.99%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Energy Exploration & Production ETF
PXE | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about Invesco Energy Exploration & Production ETF (the “Fund”) for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Energy Exploration & Production ETF	$29	0.62%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$106,644,644%
Total number of portfolio holdings	$33%
Portfolio turnover rate	$32%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Coterra Energy, Inc.	5.41%
EOG Resources, Inc.	5.20%
Valero Energy Corp.	5.05%
Diamondback Energy, Inc.	4.98%
Ovintiv, Inc.	4.97%
Phillips 66	4.97%
Devon Energy Corp.	4.75%
Marathon Petroleum Corp.	4.69%
CNX Resources Corp.	3.70%
Expand Energy Corp.	3.47%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Financial Preferred ETF
PGF | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about Invesco Financial Preferred ETF (the “Fund”) for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Financial Preferred ETF	$29	0.56%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$938,878,108%
Total number of portfolio holdings	$95%
Portfolio turnover rate	$14%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co., Series EE, Pfd., 6.00%	2.45%
JPMorgan Chase & Co., Series DD, Pfd., 5.75%	2.22%
Allstate Corp. (The), Series H, Pfd., 5.10%	2.21%
Wells Fargo & Co., Series Z, Pfd., 4.75%	2.17%
JPMorgan Chase & Co., Series LL, Pfd., 4.63%	2.10%
JPMorgan Chase & Co., Series MM, Pfd., 4.20%	2.08%
MetLife, Inc., Series F, Pfd., 4.75%	1.86%
Capital One Financial Corp., Series I, Pfd., 5.00%	1.83%
Bank of America Corp., Series GG, Pfd., 6.00%	1.78%
M&T Bank Corp., Series J, Pfd., 7.50%	1.73%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Food & Beverage ETF
PBJ | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about Invesco Food & Beverage ETF (the “Fund”) for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Food & Beverage ETF	$31	0.63%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$112,822,869%
Total number of portfolio holdings	$33%
Portfolio turnover rate	$77%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Corteva, Inc.	5.58%
Kroger Co. (The)	5.38%
Sysco Corp.	5.00%
Constellation Brands, Inc., Class A	4.93%
General Mills, Inc.	4.87%
Kraft Heinz Co. (The)	4.77%
Coca-Cola Co. (The)	4.65%
Keurig Dr Pepper, Inc.	4.61%
Sprouts Farmers Market, Inc.	3.47%
Cal-Maine Foods, Inc.	3.42%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco FTSE RAFI US 1000 ETF
PRF | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about Invesco FTSE RAFI US 1000 ETF (the “Fund”) for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco FTSE RAFI US 1000 ETF	$21	0.39%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$7,323,559,523%
Total number of portfolio holdings	$1,008%
Portfolio turnover rate	$1%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Apple, Inc.	2.36%
Berkshire Hathaway, Inc., Class B	2.34%
Exxon Mobil Corp.	2.25%
JPMorgan Chase & Co.	2.09%
Microsoft Corp.	1.84%
Amazon.com, Inc.	1.59%
Bank of America Corp.	1.29%
Verizon Communications, Inc.	1.27%
AT&T, Inc.	1.24%
Wells Fargo & Co.	1.19%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco FTSE RAFI US 1500 Small-Mid ETF
PRFZ | The Nasdaq Stock Market LLC
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about Invesco FTSE RAFI US 1500 Small-Mid ETF (the “Fund”) for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco FTSE RAFI US 1500 Small-Mid ETF	$21	0.39%†
*	Annualized.
†	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$2,524,554,055%
Total number of portfolio holdings	$1,464%
Portfolio turnover rate	$2%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Carvana Co.	0.60%
CommScope Holding Co., Inc.	0.47%
AppLovin Corp., Class A	0.38%
Brinker International, Inc.	0.36%
FTAI Aviation Ltd.	0.33%
Carpenter Technology Corp.	0.33%
Emergent BioSolutions, Inc.	0.32%
Texas Pacific Land Corp.	0.31%
Virtu Financial, Inc., Class A	0.31%
EchoStar Corp., Class A	0.28%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Global Listed Private Equity ETF
PSP | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about Invesco Global Listed Private Equity ETF (the “Fund”) for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Listed Private Equity ETF	$35	0.65%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$254,521,241%
Total number of portfolio holdings	$65%
Portfolio turnover rate	$17%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
TPG, Inc.	6.15%
Blackstone, Inc., Class A	5.42%
KKR & Co., Inc., Class A	5.27%
Partners Group Holding AG	4.71%
Carlyle Group, Inc. (The)	4.70%
3i Group PLC	4.45%
EQT AB	4.13%
Sofina S.A.	3.94%
CVC Capital Partners PLC	3.92%
Eurazeo SE	3.91%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Golden Dragon China ETF
PGJ | The Nasdaq Stock Market LLC
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about Invesco Golden Dragon China ETF (the “Fund”) for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Golden Dragon China ETF	$38	0.70%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$162,348,623%
Total number of portfolio holdings	$67%
Portfolio turnover rate	$9%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
JD.com, Inc., ADR	9.49%
Trip.com Group Ltd., ADR	8.85%
Yum China Holdings, Inc.	8.28%
Alibaba Group Holding Ltd., ADR	7.62%
Baidu, Inc., ADR	6.28%
KE Holdings, Inc., ADR	4.79%
NIO, Inc., ADR	3.60%
ZTO Express (Cayman), Inc., ADR	3.49%
Tencent Music Entertainment Group, ADR	3.45%
New Oriental Education & Technology Group, Inc., ADR	3.30%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco High Yield Equity Dividend AchieversTM ETF
PEY | The Nasdaq Stock Market LLC
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about Invesco High Yield Equity Dividend AchieversTM ETF (the “Fund”) for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco High Yield Equity Dividend AchieversTM ETF	$28	0.52%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$1,218,609,960%
Total number of portfolio holdings	$53%
Portfolio turnover rate	$18%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Walgreens Boots Alliance, Inc.	4.12%
Altria Group, Inc.	3.36%
Verizon Communications, Inc.	2.92%
Cogent Communications Holdings, Inc.	2.89%
Franklin Resources, Inc.	2.84%
First Interstate BancSystem, Inc., Class A	2.73%
UGI Corp.	2.63%
Pfizer, Inc.	2.55%
Universal Corp.	2.52%
Bristol-Myers Squibb Co.	2.41%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco International Dividend AchieversTM ETF
PID | The Nasdaq Stock Market LLC
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about Invesco International Dividend AchieversTM ETF (the “Fund”) for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco International Dividend AchieversTM ETF	$28	0.53%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$851,484,342%
Total number of portfolio holdings	$47%
Portfolio turnover rate	$21%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Brookfield Renewable Partners L.P.	4.28%
Brookfield Infrastructure Partners L.P.	4.21%
TC Energy Corp.	4.10%
Coca-Cola FEMSA S.A.B. de C.V., ADR	4.04%
TELUS Corp.	4.00%
Enbridge, Inc.	3.97%
National Grid PLC, ADR	3.90%
Canadian Imperial Bank of Commerce	3.86%
British American Tobacco PLC, ADR	3.81%
BCE, Inc.	3.77%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Large Cap Growth ETF
PWB | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about Invesco Large Cap Growth ETF (the “Fund”) for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Large Cap Growth ETF	$30	0.55%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$931,973,376%
Total number of portfolio holdings	$53%
Portfolio turnover rate	$43%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Oracle Corp.	3.90%
Salesforce, Inc.	3.55%
T-Mobile US, Inc.	3.52%
Meta Platforms, Inc., Class A	3.52%
Netflix, Inc.	3.50%
Amazon.com, Inc.	3.47%
Visa, Inc., Class A	3.45%
Mastercard, Inc., Class A	3.39%
Alphabet, Inc., Class A	3.34%
NVIDIA Corp.	3.33%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Large Cap Value ETF
PWV | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about Invesco Large Cap Value ETF (the “Fund”) for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Large Cap Value ETF	$29	0.55%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$983,651,040%
Total number of portfolio holdings	$53%
Portfolio turnover rate	$48%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Wells Fargo & Co.	3.81%
Bank of America Corp.	3.48%
AbbVie, Inc.	3.43%
International Business Machines Corp.	3.43%
Verizon Communications, Inc.	3.36%
Chevron Corp.	3.34%
JPMorgan Chase & Co.	3.33%
Abbott Laboratories	3.31%
Exxon Mobil Corp.	3.27%
Johnson & Johnson	3.24%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Leisure and Entertainment ETF
PEJ | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about Invesco Leisure and Entertainment ETF (the “Fund”) for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Leisure and Entertainment ETF	$31	0.59%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$239,054,625%
Total number of portfolio holdings	$33%
Portfolio turnover rate	$78%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Royal Caribbean Cruises Ltd.	5.72%
Live Nation Entertainment, Inc.	5.69%
Booking Holdings, Inc.	5.65%
Hilton Worldwide Holdings, Inc.	5.04%
Liberty Media Corp.-Liberty Formula One	4.84%
Fox Corp., Class A	4.80%
Warner Bros. Discovery, Inc.	4.70%
Sysco Corp.	4.62%
Brinker International, Inc.	3.67%
SkyWest, Inc.	3.23%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco MSCI Sustainable Future ETF
ERTH | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about Invesco MSCI Sustainable Future ETF (the “Fund”) for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco MSCI Sustainable Future ETF	$34	0.65%†
*	Annualized.
†	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$164,847,523%
Total number of portfolio holdings	$141%
Portfolio turnover rate	$14%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Digital Realty Trust, Inc.	5.74%
Tesla, Inc.	5.55%
NVIDIA Corp.	5.12%
First Solar, Inc.	4.34%
Vestas Wind Systems A/S	4.00%
Daiwa House Industry Co. Ltd.	3.86%
Li Auto, Inc., A Shares	3.56%
LG Energy Solution Ltd.	3.15%
Kingspan Group PLC	3.12%
Enphase Energy, Inc.	2.59%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco NASDAQ Internet ETF
PNQI | The Nasdaq Stock Market LLC
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about Invesco NASDAQ Internet ETF (the “Fund”) for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco NASDAQ Internet ETF	$32	0.60%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$776,031,858%
Total number of portfolio holdings	$81%
Portfolio turnover rate	$7%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Meta Platforms, Inc., Class A	8.27%
Alphabet, Inc., Class C	7.94%
Amazon.com, Inc.	7.93%
Apple, Inc.	7.49%
Microsoft Corp.	7.40%
Booking Holdings, Inc.	4.55%
Salesforce, Inc.	4.37%
Netflix, Inc.	4.09%
Walt Disney Co. (The)	4.04%
Uber Technologies, Inc.	3.74%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Next Gen Connectivity ETF
KNCT | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about Invesco Next Gen Connectivity ETF (the “Fund”) for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Next Gen Connectivity ETF	$22	0.40%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$41,693,010%
Total number of portfolio holdings	$102%
Portfolio turnover rate	$11%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	8.31%
Broadcom, Inc.	8.03%
Apple, Inc.	7.88%
Cisco Systems, Inc.	4.00%
QUALCOMM, Inc.	3.92%
Verizon Communications, Inc.	3.85%
AT&T, Inc.	3.47%
Samsung Electronics Co. Ltd.	2.95%
Accenture PLC, Class A	2.88%
Palo Alto Networks, Inc.	2.54%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Next Gen Media and Gaming ETF
GGME | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about Invesco Next Gen Media and Gaming ETF (the “Fund”) for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Next Gen Media and Gaming ETF	$34	0.61%†
*	Annualized.
†	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$40,715,812%
Total number of portfolio holdings	$91%
Portfolio turnover rate	$23%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	8.58%
Netflix, Inc.	8.48%
Meta Platforms, Inc., Class A	8.32%
Apple, Inc.	7.81%
Adobe, Inc.	6.28%
QUALCOMM, Inc.	4.27%
Advanced Micro Devices, Inc.	4.14%
MediaTek, Inc.	4.11%
Nintendo Co. Ltd.	4.03%
Autodesk, Inc.	3.97%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Oil & Gas Services ETF
PXJ | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about Invesco Oil & Gas Services ETF (the “Fund”) for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Oil & Gas Services ETF	$30	0.63%†
*	Annualized.
†	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$42,397,212%
Total number of portfolio holdings	$33%
Portfolio turnover rate	$38%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Baker Hughes Co., Class A	6.01%
TechnipFMC PLC	5.56%
Schlumberger N.V.	4.97%
Halliburton Co.	4.90%
NOV, Inc.	4.85%
Patterson-UTI Energy, Inc.	4.65%
Weatherford International PLC	4.11%
Tidewater, Inc.	3.75%
Kodiak Gas Services, Inc.	3.56%
Core Laboratories, Inc.	3.07%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Pharmaceuticals ETF
PJP | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about Invesco Pharmaceuticals ETF (the “Fund”) for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Pharmaceuticals ETF	$31	0.58%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$280,769,458%
Total number of portfolio holdings	$30%
Portfolio turnover rate	$19%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
AbbVie, Inc.	5.86%
Abbott Laboratories	5.65%
Pfizer, Inc.	5.53%
Johnson & Johnson	5.53%
Amgen, Inc.	5.52%
Merck & Co., Inc.	4.95%
Eli Lilly and Co.	4.90%
Corcept Therapeutics, Inc.	4.70%
Regeneron Pharmaceuticals, Inc.	3.93%
Bristol-Myers Squibb Co.	3.85%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco S&P 100 Equal Weight ETF
EQWL | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about Invesco S&P 100 Equal Weight ETF (the “Fund”) for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P 100 Equal Weight ETF	$13	0.25%†
*	Annualized.
†	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$882,857,857%
Total number of portfolio holdings	$104%
Portfolio turnover rate	$8%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Wells Fargo & Co.	1.21%
Booking Holdings, Inc.	1.18%
Morgan Stanley	1.16%
Capital One Financial Corp.	1.15%
Salesforce, Inc.	1.12%
Charles Schwab Corp. (The)	1.12%
Bristol-Myers Squibb Co.	1.11%
PayPal Holdings, Inc.	1.11%
NVIDIA Corp.	1.09%
Citigroup, Inc.	1.09%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco S&P 500 BuyWrite ETF
PBP | Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about Invesco S&P 500 BuyWrite ETF (the “Fund”) for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P 500 BuyWrite ETF	$15	0.29%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$90,117,774%
Total number of portfolio holdings	$504%
Portfolio turnover rate	$4%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Apple, Inc.	7.16%
NVIDIA Corp.	6.81%
Microsoft Corp.	6.29%
Amazon.com, Inc.	3.63%
Meta Platforms, Inc., Class A	2.58%
Alphabet, Inc., Class A	2.09%
Alphabet, Inc., Class C	1.73%
Berkshire Hathaway, Inc., Class B	1.72%
Broadcom, Inc.	1.65%
Tesla, Inc.	1.44%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco S&P 500® Equal Weight Communication Services ETF
RSPC | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about Invesco S&P 500® Equal Weight Communication Services ETF (the “Fund”) for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P 500® Equal Weight Communication Services ETF	$22	0.40%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$51,569,067%
Total number of portfolio holdings	$28%
Portfolio turnover rate	$13%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Live Nation Entertainment, Inc.	5.17%
Comcast Corp., Class A	4.82%
T-Mobile US, Inc.	4.81%
Netflix, Inc.	4.74%
Meta Platforms, Inc., Class A	4.72%
Take-Two Interactive Software, Inc.	4.64%
Walt Disney Co. (The)	4.64%
New York Times Co. (The), Class A	4.55%
AT&T, Inc.	4.55%
Paramount Global, Class B	4.52%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco S&P 500® Equal Weight Consumer Discretionary ETF
RSPD | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about Invesco S&P 500® Equal Weight Consumer Discretionary ETF (the “Fund”) for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P 500® Equal Weight Consumer Discretionary ETF	$21	0.40%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$278,345,427%
Total number of portfolio holdings	$53%
Portfolio turnover rate	$13%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Norwegian Cruise Line Holdings Ltd.	2.55%
Las Vegas Sands Corp.	2.52%
Carnival Corp.	2.48%
Royal Caribbean Cruises Ltd.	2.39%
Wynn Resorts Ltd.	2.38%
Booking Holdings, Inc.	2.32%
Expedia Group, Inc.	2.24%
Garmin Ltd.	2.23%
Airbnb, Inc., Class A	2.23%
Marriott International, Inc., Class A	2.18%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco S&P 500® Equal Weight Consumer Staples ETF
RSPS | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about Invesco S&P 500® Equal Weight Consumer Staples ETF (the “Fund”) for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P 500® Equal Weight Consumer Staples ETF	$20	0.40%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$307,545,436%
Total number of portfolio holdings	$40%
Portfolio turnover rate	$11%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Lamb Weston Holdings, Inc.	3.34%
Philip Morris International, Inc.	2.91%
Monster Beverage Corp.	2.85%
Altria Group, Inc.	2.83%
Walgreens Boots Alliance, Inc.	2.83%
Walmart, Inc.	2.80%
Kellanova	2.75%
Kroger Co. (The)	2.75%
Target Corp.	2.73%
Molson Coors Beverage Co., Class B	2.73%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco S&P 500® Equal Weight Energy ETF
RSPG | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about Invesco S&P 500® Equal Weight Energy ETF (the “Fund”) for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P 500® Equal Weight Energy ETF	$20	0.40%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$520,427,894%
Total number of portfolio holdings	$25%
Portfolio turnover rate	$10%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Williams Cos., Inc. (The)	5.08%
Kinder Morgan, Inc.	5.06%
Baker Hughes Co., Class A	4.98%
Targa Resources Corp.	4.92%
EQT Corp.	4.81%
ONEOK, Inc.	4.63%
Marathon Oil Corp.	4.63%
Chevron Corp.	4.62%
ConocoPhillips	4.62%
Exxon Mobil Corp.	4.58%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco S&P 500® Equal Weight ETF
RSP | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about Invesco S&P 500® Equal Weight ETF (the “Fund”) for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P 500® Equal Weight ETF	$11	0.20%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$65,825,335,591%
Total number of portfolio holdings	$506%
Portfolio turnover rate	$12%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
United Airlines Holdings, Inc.	0.31%
Vistra Corp.	0.29%
Constellation Energy Corp.	0.27%
GE Vernova, Inc.	0.27%
Norwegian Cruise Line Holdings Ltd.	0.26%
Las Vegas Sands Corp.	0.26%
Carnival Corp.	0.25%
Delta Air Lines, Inc.	0.25%
Raymond James Financial, Inc.	0.25%
Paycom Software, Inc.	0.24%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco S&P 500® Equal Weight Financials ETF
RSPF | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about Invesco S&P 500® Equal Weight Financials ETF (the “Fund”) for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P 500® Equal Weight Financials ETF	$22	0.40%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$292,735,017%
Total number of portfolio holdings	$75%
Portfolio turnover rate	$8%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Raymond James Financial, Inc.	1.66%
Wells Fargo & Co.	1.63%
Morgan Stanley	1.57%
Capital One Financial Corp.	1.55%
Synchrony Financial	1.55%
Ameriprise Financial, Inc.	1.53%
M&T Bank Corp.	1.53%
Charles Schwab Corp. (The)	1.51%
Northern Trust Corp.	1.51%
PayPal Holdings, Inc.	1.50%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco S&P 500® Equal Weight Health Care ETF
RSPH | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about Invesco S&P 500® Equal Weight Health Care ETF (the “Fund”) for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P 500® Equal Weight Health Care ETF	$20	0.40%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$889,042,655%
Total number of portfolio holdings	$65%
Portfolio turnover rate	$11%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Incyte Corp.	1.99%
Bristol-Myers Squibb Co.	1.93%
Gilead Sciences, Inc.	1.83%
AbbVie, Inc.	1.79%
Solventum Corp.	1.77%
Labcorp Holdings, Inc.	1.76%
Intuitive Surgical, Inc.	1.75%
West Pharmaceutical Services, Inc.	1.75%
DexCom, Inc.	1.73%
Boston Scientific Corp.	1.72%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco S&P 500® Equal Weight Industrials ETF
RSPN | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about Invesco S&P 500® Equal Weight Industrials ETF (the “Fund”) for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P 500® Equal Weight Industrials ETF	$21	0.40%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$642,438,652%
Total number of portfolio holdings	$81%
Portfolio turnover rate	$11%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
United Airlines Holdings, Inc.	1.91%
GE Vernova, Inc.	1.64%
Delta Air Lines, Inc.	1.56%
Paycom Software, Inc.	1.52%
Jacobs Solutions, Inc.	1.47%
Dayforce, Inc.	1.47%
Amentum Holdings, Inc.	1.45%
Generac Holdings, Inc.	1.45%
Leidos Holdings, Inc.	1.45%
Snap-on, Inc.	1.44%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco S&P 500® Equal Weight Materials ETF
RSPM | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about Invesco S&P 500® Equal Weight Materials ETF (the “Fund”) for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P 500® Equal Weight Materials ETF	$21	0.40%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$271,691,611%
Total number of portfolio holdings	$31%
Portfolio turnover rate	$13%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Steel Dynamics, Inc.	4.03%
Vulcan Materials Co.	4.01%
Smurfit WestRock PLC	3.99%
International Paper Co.	3.97%
Martin Marietta Materials, Inc.	3.96%
Air Products and Chemicals, Inc.	3.80%
Packaging Corp. of America	3.79%
Albemarle Corp.	3.77%
Corteva, Inc.	3.74%
Freeport-McMoRan, Inc.	3.67%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco S&P 500® Equal Weight Real Estate ETF
RSPR | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about Invesco S&P 500® Equal Weight Real Estate ETF (the “Fund”) for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P 500® Equal Weight Real Estate ETF	$22	0.40%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$111,817,824%
Total number of portfolio holdings	$34%
Portfolio turnover rate	$7%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Digital Realty Trust, Inc.	3.77%
CBRE Group, Inc., Class A	3.71%
Iron Mountain, Inc.	3.56%
Equinix, Inc.	3.51%
Welltower, Inc.	3.50%
Simon Property Group, Inc.	3.47%
Ventas, Inc.	3.38%
BXP, Inc.	3.38%
Healthpeak Properties, Inc.	3.34%
Host Hotels & Resorts, Inc.	3.33%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco S&P 500® Equal Weight Technology ETF
RSPT | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about Invesco S&P 500® Equal Weight Technology ETF (the “Fund”) for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P 500® Equal Weight Technology ETF	$21	0.40%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$3,373,911,926%
Total number of portfolio holdings	$72%
Portfolio turnover rate	$13%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Palantir Technologies, Inc., Class A	1.69%
Jabil, Inc.	1.68%
CrowdStrike Holdings, Inc., Class A	1.66%
Salesforce, Inc.	1.65%
Hewlett Packard Enterprise Co.	1.64%
Zebra Technologies Corp., Class A	1.64%
Corning, Inc.	1.62%
NVIDIA Corp.	1.61%
F5, Inc.	1.61%
Cisco Systems, Inc.	1.59%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco S&P 500® Equal Weight Utilities ETF
RSPU | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about Invesco S&P 500® Equal Weight Utilities ETF (the “Fund”) for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P 500® Equal Weight Utilities ETF	$22	0.40%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$366,112,338%
Total number of portfolio holdings	$34%
Portfolio turnover rate	$9%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Vistra Corp.	4.57%
Constellation Energy Corp.	4.20%
Entergy Corp.	3.81%
NRG Energy, Inc.	3.49%
Public Service Enterprise Group, Inc.	3.32%
CenterPoint Energy, Inc.	3.31%
Xcel Energy, Inc.	3.27%
Ameren Corp.	3.25%
NiSource, Inc.	3.23%
Dominion Energy, Inc.	3.20%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco S&P 500 GARP ETF
SPGP | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about Invesco S&P 500 GARP ETF (the “Fund”) for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P 500 GARP ETF	$17	0.33%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$4,096,319,698%
Total number of portfolio holdings	$78%
Portfolio turnover rate	$44%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
United Airlines Holdings, Inc.	2.85%
NVIDIA Corp.	2.40%
EOG Resources, Inc.	2.20%
Delta Air Lines, Inc.	2.17%
Arista Networks, Inc.	2.13%
Steel Dynamics, Inc.	2.04%
ConocoPhillips	1.98%
TJX Cos., Inc. (The)	1.95%
Valero Energy Corp.	1.91%
Paycom Software, Inc.	1.88%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco S&P 500® Pure Growth ETF
RPG | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about Invesco S&P 500® Pure Growth ETF (the “Fund”) for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P 500® Pure Growth ETF	$19	0.35%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$1,418,471,795%
Total number of portfolio holdings	$69%
Portfolio turnover rate	$9%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	4.88%
Royal Caribbean Cruises Ltd.	3.31%
Arista Networks, Inc.	3.04%
Targa Resources Corp.	2.60%
KKR & Co., Inc., Class A	2.60%
Booking Holdings, Inc.	2.52%
Monolithic Power Systems, Inc.	2.25%
Palantir Technologies, Inc., Class A	2.25%
Meta Platforms, Inc., Class A	2.19%
Vistra Corp.	2.12%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco S&P 500® Pure Value ETF
RPV | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about Invesco S&P 500® Pure Value ETF (the “Fund”) for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P 500® Pure Value ETF	$18	0.35%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$1,981,714,214%
Total number of portfolio holdings	$96%
Portfolio turnover rate	$4%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
General Motors Co.	4.56%
Berkshire Hathaway, Inc., Class B	3.78%
United Airlines Holdings, Inc.	3.64%
Mohawk Industries, Inc.	2.35%
Viatris, Inc.	2.23%
Ford Motor Co.	2.22%
Citigroup, Inc.	2.16%
Tyson Foods, Inc., Class A	2.15%
Citizens Financial Group, Inc.	2.03%
Kroger Co. (The)	1.89%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco S&P 500® Quality ETF
SPHQ | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about Invesco S&P 500® Quality ETF (the “Fund”) for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P 500® Quality ETF	$8	0.15%†
*	Annualized.
†	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$11,384,359,030%
Total number of portfolio holdings	$103%
Portfolio turnover rate	$33%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Broadcom, Inc.	5.45%
Mastercard, Inc., Class A	5.41%
Johnson & Johnson	5.28%
Visa, Inc., Class A	5.14%
Apple, Inc.	5.09%
Microsoft Corp.	4.42%
Costco Wholesale Corp.	4.20%
Procter & Gamble Co. (The)	3.98%
Netflix, Inc.	3.95%
Adobe, Inc.	2.67%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco S&P 500® Top 50 ETF
XLG | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about Invesco S&P 500® Top 50 ETF (the “Fund”) for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P 500® Top 50 ETF	$11	0.20%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$6,957,487,539%
Total number of portfolio holdings	$54%
Portfolio turnover rate	$3%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Apple, Inc.	12.04%
NVIDIA Corp.	11.44%
Microsoft Corp.	10.58%
Amazon.com, Inc.	6.10%
Meta Platforms, Inc., Class A	4.34%
Alphabet, Inc., Class A	3.51%
Alphabet, Inc., Class C	2.91%
Berkshire Hathaway, Inc., Class B	2.89%
Broadcom, Inc.	2.77%
Tesla, Inc.	2.43%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco S&P 500 Value with Momentum ETF
SPVM | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about Invesco S&P 500 Value with Momentum ETF (the “Fund”) for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P 500 Value with Momentum ETF	$21	0.39%†
*	Annualized.
†	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$38,276,529%
Total number of portfolio holdings	$103%
Portfolio turnover rate	$35%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
General Motors Co.	2.23%
M&T Bank Corp.	1.67%
Synchrony Financial	1.64%
Delta Air Lines, Inc.	1.59%
Cincinnati Financial Corp.	1.56%
Valero Energy Corp.	1.51%
Capital One Financial Corp.	1.50%
Bunge Global S.A.	1.50%
State Street Corp.	1.43%
Kroger Co. (The)	1.43%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco S&P MidCap 400® GARP ETF
GRPM | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about Invesco S&P MidCap 400® GARP ETF (the “Fund”) for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P MidCap 400® GARP ETF	$18	0.35%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$544,908,310%
Total number of portfolio holdings	$63%
Portfolio turnover rate	$43%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Lantheus Holdings, Inc.	4.11%
Roivant Sciences Ltd.	2.98%
AAON, Inc.	2.55%
Hancock Whitney Corp.	2.42%
Boyd Gaming Corp.	2.40%
Texas Roadhouse, Inc.	2.36%
Kinsale Capital Group, Inc.	2.31%
AutoNation, Inc.	2.09%
Murphy USA, Inc.	2.08%
Applied Industrial Technologies, Inc.	2.08%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco S&P MidCap 400® Pure Growth ETF
RFG | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about Invesco S&P MidCap 400® Pure Growth ETF (the “Fund”) for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P MidCap 400® Pure Growth ETF	$18	0.35%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$318,249,895%
Total number of portfolio holdings	$91%
Portfolio turnover rate	$13%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
CNX Resources Corp.	3.39%
Duolingo, Inc.	3.16%
Comfort Systems USA, Inc.	2.52%
AAON, Inc.	2.29%
Ryan Specialty Holdings, Inc., Class A	2.20%
Toll Brothers, Inc.	2.15%
Lantheus Holdings, Inc.	1.95%
EMCOR Group, Inc.	1.93%
Murphy USA, Inc.	1.77%
TopBuild Corp.	1.74%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco S&P MidCap 400® Pure Value ETF
RFV | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about Invesco S&P MidCap 400® Pure Value ETF (the “Fund”) for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P MidCap 400® Pure Value ETF	$18	0.35%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$267,722,499%
Total number of portfolio holdings	$88%
Portfolio turnover rate	$8%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Avnet, Inc.	2.80%
TD SYNNEX Corp.	2.52%
Lithia Motors, Inc., Class A	2.51%
Jones Lang LaSalle, Inc.	2.48%
MasTec, Inc.	2.45%
Tenet Healthcare Corp.	2.26%
United States Steel Corp.	2.23%
Macy's, Inc.	2.16%
Arrow Electronics, Inc.	2.07%
Nordstrom, Inc.	2.06%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco S&P MidCap Momentum ETF
XMMO | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about Invesco S&P MidCap Momentum ETF (the “Fund”) for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P MidCap Momentum ETF	$16	0.30%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$2,644,993,482%
Total number of portfolio holdings	$80%
Portfolio turnover rate	$52%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
EMCOR Group, Inc.	3.40%
Williams-Sonoma, Inc.	3.08%
Reinsurance Group of America, Inc.	2.80%
Sprouts Farmers Market, Inc.	2.76%
Lennox International, Inc.	2.67%
Texas Pacific Land Corp.	2.54%
Tenet Healthcare Corp.	2.49%
Curtiss-Wright Corp.	2.47%
Carlisle Cos., Inc.	2.39%
Equitable Holdings, Inc.	2.15%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco S&P MidCap Quality ETF
XMHQ | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about Invesco S&P MidCap Quality ETF (the “Fund”) for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P MidCap Quality ETF	$13	0.25%†
*	Annualized.
†	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$5,706,661,196%
Total number of portfolio holdings	$80%
Portfolio turnover rate	$32%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Manhattan Associates, Inc.	4.02%
Carlisle Cos., Inc.	3.79%
Williams-Sonoma, Inc.	3.68%
EMCOR Group, Inc.	3.57%
RenaissanceRe Holdings Ltd.	2.44%
Tenet Healthcare Corp.	2.38%
Comfort Systems USA, Inc.	2.31%
Reliance, Inc.	2.30%
Owens Corning	2.05%
Toll Brothers, Inc.	2.02%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco S&P MidCap Value with Momentum ETF
XMVM | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about Invesco S&P MidCap Value with Momentum ETF (the “Fund”) for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P MidCap Value with Momentum ETF	$21	0.39%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$258,187,135%
Total number of portfolio holdings	$82%
Portfolio turnover rate	$35%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Lithia Motors, Inc., Class A	2.93%
Avnet, Inc.	2.32%
Unum Group	1.99%
CNX Resources Corp.	1.91%
United States Steel Corp.	1.86%
Arrow Electronics, Inc.	1.86%
Graham Holdings Co., Class B	1.79%
Performance Food Group Co.	1.77%
CNO Financial Group, Inc.	1.77%
Taylor Morrison Home Corp., Class A	1.76%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco S&P SmallCap 600® Pure Growth ETF
RZG | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about Invesco S&P SmallCap 600® Pure Growth ETF (the “Fund”) for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P SmallCap 600® Pure Growth ETF	$18	0.35%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$106,632,334%
Total number of portfolio holdings	$139%
Portfolio turnover rate	$10%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Cinemark Holdings, Inc.	1.91%
PROG Holdings, Inc.	1.73%
TG Therapeutics, Inc.	1.51%
UFP Technologies, Inc.	1.50%
Green Brick Partners, Inc.	1.46%
Group 1 Automotive, Inc.	1.39%
Hawkins, Inc.	1.39%
SiriusPoint Ltd.	1.34%
CSW Industrials, Inc.	1.34%
Powell Industries, Inc.	1.32%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco S&P SmallCap 600® Pure Value ETF
RZV | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about Invesco S&P SmallCap 600® Pure Value ETF (the “Fund”) for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P SmallCap 600® Pure Value ETF	$18	0.35%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$239,649,191%
Total number of portfolio holdings	$139%
Portfolio turnover rate	$11%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
EchoStar Corp., Class A	2.30%
PHINIA, Inc.	2.08%
Fresh Del Monte Produce, Inc.	2.03%
Crescent Energy Co., Class A	2.01%
United Natural Foods, Inc.	1.95%
Green Dot Corp., Class A	1.80%
Bread Financial Holdings, Inc.	1.78%
World Kinect Corp.	1.76%
Benchmark Electronics, Inc.	1.73%
Jackson Financial, Inc., Class A	1.70%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco S&P SmallCap Momentum ETF
XSMO | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about Invesco S&P SmallCap Momentum ETF (the “Fund”) for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P SmallCap Momentum ETF	$19	0.35%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$1,075,776,230%
Total number of portfolio holdings	$118%
Portfolio turnover rate	$58%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Mueller Industries, Inc.	3.54%
Jackson Financial, Inc., Class A	3.32%
Carpenter Technology Corp.	3.29%
Armstrong World Industries, Inc.	2.26%
SPX Technologies, Inc.	2.24%
Moog, Inc., Class A	2.24%
Piper Sandler Cos.	1.98%
ACI Worldwide, Inc.	1.90%
Mr. Cooper Group, Inc.	1.77%
Dycom Industries, Inc.	1.74%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco S&P SmallCap Value with Momentum ETF
XSVM | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about Invesco S&P SmallCap Value with Momentum ETF (the “Fund”) for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P SmallCap Value with Momentum ETF	$18	0.35%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$785,869,574%
Total number of portfolio holdings	$118%
Portfolio turnover rate	$37%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
StoneX Group, Inc.	1.82%
Kelly Services, Inc., Class A	1.71%
Jackson Financial, Inc., Class A	1.68%
Group 1 Automotive, Inc.	1.64%
Kohl's Corp.	1.57%
Bread Financial Holdings, Inc.	1.56%
Lincoln National Corp.	1.42%
G-III Apparel Group Ltd.	1.41%
EZCORP, Inc., Class A	1.36%
Sonic Automotive, Inc., Class A	1.30%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco S&P Spin-Off ETF
CSD | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about Invesco S&P Spin-Off ETF (the “Fund”) for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P Spin-Off ETF	$36	0.65%†
*	Annualized.
†	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$65,978,330%
Total number of portfolio holdings	$33%
Portfolio turnover rate	$32%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
GE Vernova, Inc.	8.20%
Constellation Energy Corp.	7.26%
GE HealthCare Technologies, Inc.	6.97%
Veralto Corp.	6.55%
Solventum Corp.	5.89%
ESAB Corp.	5.15%
GXO Logistics, Inc.	5.11%
Vontier Corp.	4.81%
DT Midstream, Inc.	4.66%
Crane Co.	4.55%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Semiconductors ETF
PSI | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about Invesco Semiconductors ETF (the “Fund”) for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Semiconductors ETF	$28	0.55%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$703,835,041%
Total number of portfolio holdings	$33%
Portfolio turnover rate	$37%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Broadcom, Inc.	5.52%
NVIDIA Corp.	5.44%
Micron Technology, Inc.	5.35%
Texas Instruments, Inc.	5.07%
Analog Devices, Inc.	5.05%
QUALCOMM, Inc.	4.92%
Applied Materials, Inc.	4.87%
Lam Research Corp.	4.76%
Astera Labs, Inc.	4.50%
Semtech Corp.	3.32%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Water Resources ETF
PHO | The Nasdaq Stock Market LLC
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about Invesco Water Resources ETF (the “Fund”) for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Water Resources ETF	$31	0.59%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$2,223,485,977%
Total number of portfolio holdings	$41%
Portfolio turnover rate	$11%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Ecolab, Inc.	7.95%
Roper Technologies, Inc.	7.95%
Ferguson Enterprises, Inc.	7.83%
Xylem, Inc.	6.25%
Veralto Corp.	6.07%
Pentair PLC	4.58%
AECOM	4.37%
IDEX Corp.	4.26%
American Water Works Co., Inc.	3.95%
Itron, Inc.	3.95%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco WilderHill Clean Energy ETF
PBW | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about Invesco WilderHill Clean Energy ETF (the “Fund”) for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco WilderHill Clean Energy ETF	$33	0.66%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$313,458,164%
Total number of portfolio holdings	$71%
Portfolio turnover rate	$31%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Arcadium Lithium PLC	3.25%
EVgo, Inc.	2.74%
Lithium Americas Corp.	2.70%
Standard Lithium Ltd.	2.61%
Wolfspeed, Inc.	2.41%
Lithium Americas (Argentina) Corp.	2.13%
JinkoSolar Holding Co. Ltd., ADR	2.12%
Eos Energy Enterprises, Inc.	1.97%
MYR Group, Inc.	1.89%
MP Materials Corp.	1.86%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Zacks Mid-Cap ETF
CZA | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about Invesco Zacks Mid-Cap ETF (the “Fund”) for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Zacks Mid-Cap ETF	$37	0.69%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$203,811,192%
Total number of portfolio holdings	$103%
Portfolio turnover rate	$61%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Vulcan Materials Co.	2.40%
Entergy Corp.	2.17%
Wabtec Corp.	2.13%
AvalonBay Communities, Inc.	2.08%
Willis Towers Watson PLC	2.01%
Xylem, Inc.	1.96%
Brown & Brown, Inc.	1.92%
PPG Industries, Inc.	1.89%
LyondellBasell Industries N.V., Class A	1.84%
State Street Corp.	1.82%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Zacks Multi-Asset Income ETF
CVY | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about Invesco Zacks Multi-Asset Income ETF (the “Fund”) for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Zacks Multi-Asset Income ETF	$37	0.71%
*	Annualized.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$116,302,429%
Total number of portfolio holdings	$152%
Portfolio turnover rate	$54%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Banco BBVA Argentina S.A., ADR	1.48%
Alliance Resource Partners L.P.	1.40%
Wells Fargo & Co.	1.17%
Omega Healthcare Investors, Inc.	1.17%
Synchrony Financial	1.14%
Citizens Financial Group, Inc., Pfd., 7.38%	1.14%
M&T Bank Corp., Series J, Pfd., 7.50%	1.13%
Black Stone Minerals L.P.	1.13%
Nuveen Preferred & Income Opportunities Fund	1.13%
PIMCO Dynamic Income Fund	1.13%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for a semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for a semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for a semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for a semi-annual report.

Item 6. Investments.

(a) Investments in securities of unaffiliated issuers is filed under Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Invesco Semi-Annual Financial Statements and Other Information
October 31, 2024
IGPT	Invesco AI and Next Gen Software ETF
PBE	Invesco Biotechnology & Genome ETF
PKB	Invesco Building & Construction ETF
PXE	Invesco Energy Exploration & Production ETF
PBJ	Invesco Food & Beverage ETF
PEJ	Invesco Leisure and Entertainment ETF
KNCT	Invesco Next Gen Connectivity ETF
GGME	Invesco Next Gen Media and Gaming ETF
PXJ	Invesco Oil & Gas Services ETF
PJP	Invesco Pharmaceuticals ETF
PSI	Invesco Semiconductors ETF

2

Invesco AI and Next Gen Software ETF (IGPT)
October 31, 2024
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.08%
Advertising-1.98%
Magnite, Inc.(b)	19,556	$244,059
Trade Desk, Inc. (The), Class A(b)	62,033	7,456,987
		7,701,046
Alternative Carriers-0.12%
Cogent Communications Holdings, Inc.(c)	5,948	477,446
Application Software-19.92%
Adobe, Inc.(b)	51,348	24,548,452
Altair Engineering, Inc., Class A(b)	7,388	768,278
ANSYS, Inc.(b)	12,110	3,880,165
Autodesk, Inc.(b)	29,851	8,471,714
Bentley Systems, Inc., Class B(c)	24,675	1,190,815
Braze, Inc., Class A(b)	10,034	315,670
Cadence Design Systems, Inc.(b)	33,388	9,219,095
Dassault Systemes SE (France)	100,326	3,427,049
DocuSign, Inc.(b)	28,367	1,968,102
DoubleVerify Holdings, Inc.(b)	19,926	339,738
Elastic N.V.(b)	10,394	833,911
Five9, Inc.(b)(c)	10,357	305,842
HubSpot, Inc.(b)	7,118	3,948,995
Informatica, Inc., Class A(b)(c)	9,467	258,449
MicroStrategy, Inc., Class A(b)(c)	24,207	5,918,611
Nemetschek SE (Germany)	4,887	525,569
Nice Ltd. (Israel)(b)	7,290	1,264,861
Pegasystems, Inc.	5,987	475,607
Samsara, Inc., Class A(b)(c)	29,601	1,414,632
Sinch AB(b)(d)	89,600	266,433
Sprinklr, Inc., Class A(b)(c)	19,559	145,323
Synopsys, Inc.(b)	13,360	6,861,830
Unity Software, Inc.(b)(c)	45,711	917,877
Verint Systems, Inc.(b)(c)	8,549	182,094
		77,449,112
Communications Equipment-0.03%
Harmonic, Inc.(b)	10,213	113,262
Consumer Electronics-0.64%
Garmin Ltd.	12,484	2,476,201
Data Center REITs-5.04%
Digital Realty Trust, Inc.	42,799	7,628,066
Equinix, Inc.	13,159	11,949,424
		19,577,490
Electrical Components & Equipment-1.63%
AMETEK, Inc.	22,627	4,148,434
Nidec Corp. (Japan)	110,390	2,193,502
		6,341,936
Electronic Components-0.27%
Largan Precision Co. Ltd. (Taiwan)	14,944	1,046,689
Electronic Equipment & Instruments-4.93%
Cognex Corp.	23,761	955,905
Comet Holding AG (Switzerland)	550	182,227
Halma PLC (United Kingdom)	36,818	1,172,711
Hexagon AB, Class B (Sweden)(c)	294,360	2,740,307
Inficon Holding AG (Switzerland)	244	291,960
Jenoptik AG (Germany)	6,242	146,158
Keyence Corp. (Japan)	28,635	12,893,560
	Shares	Value
Electronic Equipment & Instruments-(continued)
Novanta, Inc.(b)(c)	3,134	$533,532
Spectris PLC (United Kingdom)	7,394	240,032
		19,156,392
Electronic Manufacturing Services-0.09%
IPG Photonics Corp.(b)(c)	4,513	365,372
Health Care Equipment-4.44%
Intuitive Surgical, Inc.(b)	34,288	17,275,666
Health Care Services-0.14%
RadNet, Inc.(b)(c)	8,455	549,913
Industrial Machinery & Supplies & Components-1.36%
ATS Corp. (Canada)(b)	10,323	309,035
AutoStore Holdings Ltd. (Norway)(b)(d)	158,590	146,247
Duerr AG (Germany)	5,981	138,337
Fortive Corp.	37,980	2,712,911
Harmonic Drive Systems, Inc. (Japan)	8,707	157,829
Hiwin Technologies Corp. (Taiwan)	36,874	268,553
MINEBEA MITSUMI, Inc. (Japan)	36,658	643,714
Yaskawa Electric Corp. (Japan)	31,758	907,868
		5,284,494
Interactive Home Entertainment-0.79%
Electronic Arts, Inc.	20,315	3,064,518
Interactive Media & Services-18.14%
Alphabet, Inc., Class A	194,677	33,311,181
Baidu, Inc., A Shares (China)(b)	175,381	2,001,166
Meta Platforms, Inc., Class A	57,301	32,522,902
Pinterest, Inc., Class A(b)	83,638	2,658,852
		70,494,101
Internet Services & Infrastructure-1.60%
NEXTDC Ltd. (Australia)(b)(c)	83,330	885,945
Snowflake, Inc., Class A(b)	46,392	5,326,730
		6,212,675
IT Consulting & Other Services-0.03%
Addnode Group AB (Sweden)	10,281	102,709
Movies & Entertainment-0.25%
Roku, Inc., Class A(b)	15,160	971,453
Research & Consulting Services-0.07%
Clarivate PLC(b)(c)	42,751	282,157
Semiconductors-34.58%
Advanced Micro Devices, Inc.(b)	199,747	28,777,550
Alchip Technologies Ltd. (Taiwan)	10,435	646,379
Ambarella, Inc.(b)(c)	5,675	318,878
AP Memory Technology Corp. (Taiwan)	18,991	174,839
ARM Holdings PLC, ADR(b)(c)	17,356	2,452,403
ASMedia Technology, Inc. (Taiwan)	4,253	209,785
Credo Technology Group Holding Ltd.(b)(c)	16,761	631,890
Faraday Technology Corp. (Taiwan)	27,796	197,497
Global Unichip Corp. (Taiwan)	9,026	337,420
Hygon Information Technology Co. Ltd., A Shares (China)	19,330	348,618
Intel Corp.	558,246	12,013,454
Lattice Semiconductor Corp.(b)(c)	19,093	967,251
Macronix International Co. Ltd. (Taiwan)	157,720	117,448
Marvell Technology, Inc.	71,674	5,741,804
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco AI and Next Gen Software ETF (IGPT)—(continued)
October 31, 2024
(Unaudited)
	Shares	Value
Semiconductors-(continued)
MaxLinear, Inc.(b)	5,902	$76,549
Microchip Technology, Inc.	53,404	3,918,251
Micron Technology, Inc.	153,658	15,312,020
Nanya Technology Corp. (Taiwan)(b)	163,782	212,089
NVIDIA Corp.	252,771	33,557,878
QUALCOMM, Inc.	102,678	16,712,898
Renesas Electronics Corp. (Japan)	136,635	1,826,053
Silicon Laboratories, Inc.(b)	4,476	464,877
SK hynix, Inc. (South Korea)	69,798	9,137,524
Winbond Electronics Corp. (Taiwan)(b)	444,327	262,993
		134,416,348
Systems Software-0.30%
Adeia, Inc.	13,334	165,741
Dolby Laboratories, Inc., Class A(c)	7,620	555,498
Teradata Corp.(b)	13,330	429,626
		1,150,865
Technology Hardware, Storage & Peripherals-3.73%
Hewlett Packard Enterprise Co.	95,553	1,862,328
Mitac Holdings Corp. (Taiwan)	115,778	161,555
NetApp, Inc.	20,432	2,356,014
Pure Storage, Inc., Class A(b)(c)	25,839	1,293,242
Seagate Technology Holdings PLC	29,096	2,920,366
Super Micro Computer, Inc.(b)(c)	66,310	1,930,284
	Shares	Value
Technology Hardware, Storage & Peripherals-(continued)
Western Digital Corp.(b)	47,595	$3,108,429
Wiwynn Corp. (Taiwan)	15,272	868,250
		14,500,468
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.08% (Cost $336,668,354)		389,010,313
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.37%
Invesco Private Government Fund, 4.84%(e)(f)(g)	4,707,099	4,707,099
Invesco Private Prime Fund, 4.99%(e)(f)(g)	12,273,898	12,277,580
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $16,984,952)		16,984,679
TOTAL INVESTMENTS IN SECURITIES-104.45% (Cost $353,653,306)		405,994,992
OTHER ASSETS LESS LIABILITIES-(4.45)%		(17,283,867)
NET ASSETS-100.00%		$388,711,125

Investment Abbreviations:
ADR	-American Depositary Receipt
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2024.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
October 31, 2024 was $412,680, which represented less than 1% of the Fund’s Net Assets.

(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2024.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$122,755	$5,978,725	$(6,101,480)	$-	$-	$-	$6,973
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,521,877	45,120,363	(43,935,141)	-	-	4,707,099	94,360 *
Invesco Private Prime Fund	9,067,590	92,181,267	(88,971,144)	423	(556)	12,277,580	255,095 *
Total	$12,712,222	$143,280,355	$(139,007,765)	$423	$(556)	$16,984,679	$356,428

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco AI and Next Gen Software ETF (IGPT)—(continued)
October 31, 2024
(Unaudited)
(f)	The rate shown is the 7-day SEC standardized yield as of October 31, 2024.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco Biotechnology & Genome ETF (PBE)
October 31, 2024
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.06%
Biotechnology-80.83%
Acadia Pharmaceuticals, Inc.(b)(c)	467,896	$6,826,603
Alnylam Pharmaceuticals, Inc.(b)	48,207	12,851,504
Amgen, Inc.	41,324	13,230,292
BioCryst Pharmaceuticals, Inc.(b)(c)	895,427	7,172,370
Biogen, Inc.(b)	66,457	11,563,518
BioMarin Pharmaceutical, Inc.(b)	149,354	9,840,935
Blueprint Medicines Corp.(b)(c)	79,121	6,923,879
CareDx, Inc.(b)	231,740	5,128,406
Catalyst Pharmaceuticals, Inc.(b)	360,007	7,848,153
Exelixis, Inc.(b)	286,410	9,508,812
Halozyme Therapeutics, Inc.(b)	116,605	5,896,715
Incyte Corp.(b)	112,286	8,322,638
MannKind Corp.(b)(c)	1,369,770	9,684,274
Myriad Genetics, Inc.(b)	267,976	5,884,753
Natera, Inc.(b)	61,272	7,411,461
Neurocrine Biosciences, Inc.(b)	88,564	10,651,592
Novavax, Inc.(b)(c)	660,929	6,351,528
Protagonist Therapeutics, Inc.(b)	174,380	7,993,579
Regeneron Pharmaceuticals, Inc.(b)	11,242	9,423,044
TG Therapeutics, Inc.(b)(c)	318,881	7,991,158
United Therapeutics Corp.(b)	38,685	14,467,029
Veracyte, Inc.(b)(c)	230,292	7,770,052
Vericel Corp.(b)(c)	137,591	6,059,508
Xencor, Inc.(b)	429,952	9,033,292
		207,835,095
Health Care Services-2.62%
OPKO Health, Inc.(b)(c)	4,466,277	6,744,078
Life Sciences Tools & Services-14.02%
Bio-Techne Corp.	103,751	7,651,636
Illumina, Inc.(b)	103,212	14,876,978
Qiagen N.V.(b)	160,133	6,741,600
Repligen Corp.(b)	50,464	6,775,801
		36,046,015
	Shares	Value
Pharmaceuticals-2.59%
Collegium Pharmaceutical, Inc.(b)(c)	195,009	$6,657,607
Total Common Stocks & Other Equity Interests (Cost $226,331,548)		257,282,795
Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 4.77%(d)(e) (Cost $95,543)	95,543	95,543
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.10% (Cost $226,427,091)		257,378,338
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-16.53%
Invesco Private Government Fund, 4.84%(d)(e)(f)	11,776,769	11,776,769
Invesco Private Prime Fund, 4.99%(d)(e)(f)	30,705,848	30,715,060
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $42,494,359)		42,491,829
TOTAL INVESTMENTS IN SECURITIES-116.63% (Cost $268,921,450)		299,870,167
OTHER ASSETS LESS LIABILITIES-(16.63)%		(42,754,350)
NET ASSETS-100.00%		$257,115,817

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2024.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2024.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$103,539	$3,503,290	$(3,511,286)	$-	$-	$95,543	$6,665
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco Biotechnology & Genome ETF (PBE)—(continued)
October 31, 2024
(Unaudited)
	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2024	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$13,218,169	$64,059,150	$(65,500,550)	$-	$-	$11,776,769	$341,615 *
Invesco Private Prime Fund	33,997,267	125,098,735	(128,380,645)	2,394	(2,691)	30,715,060	916,716 *
Total	$47,318,975	$192,661,175	$(197,392,481)	$2,394	$(2,691)	$42,587,372	$1,264,996

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco Building & Construction ETF (PKB)
October 31, 2024
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.01%
Building Products-12.71%
Apogee Enterprises, Inc.(b)	152,689	$11,427,245
Carlisle Cos., Inc.	44,431	18,760,101
Trane Technologies PLC	52,479	19,425,627
		49,612,973
Construction & Engineering-16.56%
Argan, Inc.	131,269	17,332,759
MasTec, Inc.(c)	91,534	11,248,613
Primoris Services Corp.	182,793	11,446,498
Sterling Infrastructure, Inc.(b)(c)	85,946	13,274,360
Tutor Perini Corp.(b)(c)	436,633	11,317,527
		64,619,757
Construction Materials-20.39%
CRH PLC	209,979	20,038,296
Eagle Materials, Inc.(b)	39,420	11,252,833
Knife River Corp.(c)	131,004	12,749,309
Martin Marietta Materials, Inc.	35,684	21,137,061
United States Lime & Minerals, Inc.	127,730	14,405,389
		79,582,888
Forest Products-2.64%
Louisiana-Pacific Corp.	103,938	10,279,468
Gas Utilities-5.59%
MDU Resources Group, Inc.(b)	402,591	11,614,751
Southwest Gas Holdings, Inc.(b)	139,349	10,207,314
		21,822,065
Home Furnishings-2.25%
Mohawk Industries, Inc.(c)	65,506	8,795,491
Homebuilding-35.08%
Champion Homes, Inc.(b)(c)	111,241	9,814,793
D.R. Horton, Inc.	98,665	16,674,385
Green Brick Partners, Inc.(b)(c)	128,485	8,866,750
KB Home(b)	120,378	9,449,673
Lennar Corp., Class A	101,474	17,281,022
M/I Homes, Inc.(c)	62,176	9,425,260
Meritage Homes Corp.	50,722	9,190,826
NVR, Inc.(c)	2,038	18,653,427
	Shares	Value
Homebuilding-(continued)
PulteGroup, Inc.	140,636	$18,216,581
Toll Brothers, Inc.	70,224	10,283,603
Tri Pointe Homes, Inc.(c)	224,144	9,062,142
		136,918,462
Industrial Machinery & Supplies & Components-2.33%
SPX Technologies, Inc.(c)	63,421	9,100,279
Office Services & Supplies-2.46%
Interface, Inc.(b)	548,241	9,577,770
Total Common Stocks & Other Equity Interests (Cost $332,032,353)		390,309,153
Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 4.77%(d)(e) (Cost $244,533)	244,533	244,533
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.07% (Cost $332,276,886)		390,553,686
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.92%
Invesco Private Government Fund, 4.84%(d)(e)(f)	2,079,643	2,079,643
Invesco Private Prime Fund, 4.99%(d)(e)(f)	5,409,390	5,411,013
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $7,490,656)		7,490,656
TOTAL INVESTMENTS IN SECURITIES-101.99% (Cost $339,767,542)		398,044,342
OTHER ASSETS LESS LIABILITIES-(1.99)%		(7,774,070)
NET ASSETS-100.00%		$390,270,272

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at October 31, 2024.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2024.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$135,160	$1,955,166	$(1,845,793)	$-	$-	$244,533	$4,531
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco Building & Construction ETF (PKB)—(continued)
October 31, 2024
(Unaudited)
	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2024	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$5,258,530	$34,575,622	$(37,754,509)	$-	$-	$2,079,643	$73,353 *
Invesco Private Prime Fund	13,523,415	69,245,009	(77,358,558)	713	434	5,411,013	195,640 *
Total	$18,917,105	$105,775,797	$(116,958,860)	$713	$434	$7,735,189	$273,524

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco Energy Exploration & Production ETF (PXE)
October 31, 2024
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.92%
Gas Utilities-3.07%
National Fuel Gas Co.	54,168	$3,278,789
Oil & Gas Exploration & Production-70.65%
California Resources Corp.(b)	61,041	3,172,301
Chord Energy Corp.	21,662	2,709,916
Civitas Resources, Inc.(b)	53,092	2,590,359
CNX Resources Corp.(b)(c)	116,064	3,949,658
Coterra Energy, Inc.	241,438	5,775,197
Crescent Energy Co., Class A	278,454	3,461,183
Devon Energy Corp.	130,912	5,063,676
Diamondback Energy, Inc.	30,021	5,306,812
EOG Resources, Inc.	45,466	5,545,033
Expand Energy Corp.(b)	43,688	3,701,247
Granite Ridge Resources, Inc.(b)	490,511	2,908,730
Gulfport Energy Corp.(b)(c)	22,449	3,107,840
HighPeak Energy, Inc.(b)	206,094	2,638,003
Magnolia Oil & Gas Corp., Class A	125,132	3,163,337
Matador Resources Co.	55,761	2,905,706
Murphy Oil Corp.	84,146	2,648,916
Northern Oil and Gas, Inc.(b)	79,966	2,898,768
Ovintiv, Inc.	135,182	5,299,134
Range Resources Corp.(b)	107,169	3,218,285
SM Energy Co.(b)	69,072	2,898,952
Vital Energy, Inc.(b)(c)	87,446	2,384,653
		75,347,706
Oil & Gas Refining & Marketing-26.20%
CVR Energy, Inc.(b)	130,882	2,081,024
Delek US Holdings, Inc.(b)	160,135	2,509,316
HF Sinclair Corp.	67,433	2,603,588
Marathon Petroleum Corp.	34,405	5,004,895
Par Pacific Holdings, Inc.(b)(c)	147,403	2,277,376
PBF Energy, Inc., Class A(b)	97,441	2,779,017
	Shares	Value
Oil & Gas Refining & Marketing-(continued)
Phillips 66	43,499	$5,299,048
Valero Energy Corp.	41,476	5,381,926
		27,936,190
Total Common Stocks & Other Equity Interests (Cost $114,701,027)		106,562,685
Money Market Funds-0.23%
Invesco Government & Agency Portfolio, Institutional Class, 4.77%(d)(e) (Cost $240,906)	240,906	240,906
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.15% (Cost $114,941,933)		106,803,591
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-25.23%
Invesco Private Government Fund, 4.84%(d)(e)(f)	7,847,622	7,847,622
Invesco Private Prime Fund, 4.99%(d)(e)(f)	19,049,041	19,054,756
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $26,903,479)		26,902,378
TOTAL INVESTMENTS IN SECURITIES-125.38% (Cost $141,845,412)		133,705,969
OTHER ASSETS LESS LIABILITIES-(25.38)%		(27,061,325)
NET ASSETS-100.00%		$106,644,644

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at October 31, 2024.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2024.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$174,555	$2,197,939	$(2,131,588)	$-	$-	$240,906	$3,938
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco Energy Exploration & Production ETF (PXE)—(continued)
October 31, 2024
(Unaudited)
	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2024	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$7,869,909	$59,598,384	$(59,620,671)	$-	$-	$7,847,622	$192,546 *
Invesco Private Prime Fund	20,256,110	99,138,389	(100,339,879)	1,539	(1,403)	19,054,756	508,530 *
Total	$28,300,574	$160,934,712	$(162,092,138)	$1,539	$(1,403)	$27,143,284	$705,014

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco Food & Beverage ETF (PBJ)
October 31, 2024
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.88%
Agricultural Products & Services-7.92%
Archer-Daniels-Midland Co.	51,712	$2,855,020
Bunge Global S.A.	31,217	2,622,852
Fresh Del Monte Produce, Inc.	107,765	3,460,334
		8,938,206
Brewers-2.83%
Molson Coors Beverage Co., Class B	58,480	3,185,406
Distillers & Vintners-4.93%
Constellation Brands, Inc., Class A	23,925	5,558,734
Fertilizers & Agricultural Chemicals-5.58%
Corteva, Inc.	103,336	6,295,229
Food Distributors-10.21%
Andersons, Inc. (The)	62,522	2,838,499
Chefs’ Warehouse, Inc. (The)(b)(c)	76,048	3,035,836
Sysco Corp.	75,346	5,647,183
		11,521,518
Food Retail-13.89%
Ingles Markets, Inc., Class A	42,578	2,719,031
Kroger Co. (The)	108,905	6,073,632
Sprouts Farmers Market, Inc.(b)	30,512	3,918,656
Weis Markets, Inc.(c)	47,107	2,962,559
		15,673,878
Packaged Foods & Meats-37.76%
Adecoagro S.A. (Brazil)(c)	289,435	3,328,502
Cal-Maine Foods, Inc.	43,929	3,856,088
Conagra Brands, Inc.	100,151	2,898,370
Dole PLC(c)	193,433	3,123,943
Freshpet, Inc.(b)(c)	23,090	3,060,348
General Mills, Inc.	80,832	5,498,193
Kraft Heinz Co. (The)	160,645	5,375,182
Nomad Foods Ltd. (United Kingdom)	169,462	2,974,058
Pilgrim’s Pride Corp.(b)	70,013	3,391,430
Tyson Foods, Inc., Class A	48,986	2,870,090
Vital Farms, Inc.(b)(c)	96,687	3,353,105
WK Kellogg Co.(c)	172,545	2,869,423
		42,598,732
	Shares	Value
Restaurants-1.96%
Wingstop, Inc.	7,687	$2,211,473
Soft Drinks & Non-alcoholic Beverages-14.80%
Coca-Cola Co. (The)	80,300	5,244,393
Coca-Cola Consolidated, Inc.	2,346	2,637,514
Keurig Dr Pepper, Inc.	157,861	5,201,520
Vita Coco Co., Inc. (The)(b)(c)	121,998	3,612,361
		16,695,788
Total Common Stocks & Other Equity Interests (Cost $108,913,388)		112,678,964
Money Market Funds-0.19%
Invesco Government & Agency Portfolio, Institutional Class, 4.77%(d)(e) (Cost $215,609)	215,609	215,609
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.07% (Cost $109,128,997)		112,894,573
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-12.09%
Invesco Private Government Fund, 4.84%(d)(e)(f)	3,766,743	3,766,743
Invesco Private Prime Fund, 4.99%(d)(e)(f)	9,872,532	9,875,494
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $13,642,237)		13,642,237
TOTAL INVESTMENTS IN SECURITIES-112.16% (Cost $122,771,234)		126,536,810
OTHER ASSETS LESS LIABILITIES-(12.16)%		(13,713,941)
NET ASSETS-100.00%		$112,822,869

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2024.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2024.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$278,201	$1,441,013	$(1,503,605)	$-	$-	$215,609	$4,834
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco Food & Beverage ETF (PBJ)—(continued)
October 31, 2024
(Unaudited)
	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2024	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$1,586,758	$34,593,977	$(32,413,992)	$-	$-	$3,766,743	$91,256 *
Invesco Private Prime Fund	4,078,883	88,006,339	(82,211,061)	232	1,101	9,875,494	247,890 *
Total	$5,943,842	$124,041,329	$(116,128,658)	$232	$1,101	$13,857,846	$343,980

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco Leisure and Entertainment ETF (PEJ)
October 31, 2024
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.02%
Broadcasting-4.80%
Fox Corp., Class A(b)	273,156	$11,472,552
Casinos & Gaming-10.10%
Accel Entertainment, Inc.(b)(c)	529,859	5,849,643
Churchill Downs, Inc.(b)	44,459	6,228,706
Monarch Casino & Resort, Inc.	82,427	6,471,344
Red Rock Resorts, Inc., Class A(b)	108,900	5,603,994
		24,153,687
Food Distributors-7.31%
Sysco Corp.	147,125	11,027,019
US Foods Holding Corp.(c)	104,350	6,433,177
		17,460,196
Food Retail-3.16%
Maplebear, Inc.(b)(c)	171,282	7,553,536
Hotels, Resorts & Cruise Lines-24.41%
Booking Holdings, Inc.	2,887	13,500,334
Expedia Group, Inc.(c)	43,410	6,785,417
Hilton Worldwide Holdings, Inc.	51,337	12,056,494
Hyatt Hotels Corp., Class A(b)	41,168	5,987,886
MakeMyTrip Ltd. (India)(b)(c)	62,408	6,333,788
Royal Caribbean Cruises Ltd.	66,315	13,684,100
		58,348,019
Interactive Media & Services-2.81%
TripAdvisor, Inc.(b)(c)	418,797	6,717,504
Leisure Facilities-2.33%
Life Time Group Holdings, Inc.(b)(c)	250,394	5,578,778
Movies & Entertainment-27.89%
Atlanta Braves Holdings, Inc., Series C(b)(c)	141,844	5,604,256
Cinemark Holdings, Inc.(b)(c)	216,988	6,455,393
Liberty Media Corp.-Liberty Formula One(b)(c)	144,838	11,563,866
Lions Gate Entertainment Corp., Class A(b)(c)	710,171	5,610,351
Live Nation Entertainment, Inc.(b)(c)	116,069	13,596,323
Madison Square Garden Entertainment Corp.(b)(c)	146,342	6,103,925
Madison Square Garden Sports Corp., Class A(b)(c)	29,198	6,502,394
Warner Bros. Discovery, Inc.(b)(c)	1,382,239	11,237,603
		66,674,111
	Shares	Value
Passenger Airlines-3.23%
SkyWest, Inc.(b)(c)	81,033	$7,714,342
Restaurants-13.98%
Aramark(b)	171,555	6,489,926
Brinker International, Inc.(b)(c)	85,517	8,783,451
Cava Group, Inc.(c)	51,765	6,913,733
Texas Roadhouse, Inc.	36,164	6,911,664
Wingstop, Inc.	15,004	4,316,501
		33,415,275
Total Common Stocks & Other Equity Interests (Cost $214,117,904)		239,088,000
Money Market Funds-0.11%
Invesco Government & Agency Portfolio, Institutional Class, 4.77%(d)(e) (Cost $271,749)	271,749	271,749
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.13% (Cost $214,389,653)		239,359,749
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-23.93%
Invesco Private Government Fund, 4.84%(d)(e)(f)	15,845,536	15,845,536
Invesco Private Prime Fund, 4.99%(d)(e)(f)	41,344,995	41,357,399
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $57,206,225)		57,202,935
TOTAL INVESTMENTS IN SECURITIES-124.06% (Cost $271,595,878)		296,562,684
OTHER ASSETS LESS LIABILITIES-(24.06)%		(57,508,059)
NET ASSETS-100.00%		$239,054,625
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco Leisure and Entertainment ETF (PEJ)—(continued)
October 31, 2024
(Unaudited)
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at October 31, 2024.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2024.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$254,757	$1,387,966	$(1,370,974)	$-	$-	$271,749	$6,768
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	20,495,133	110,600,935	(115,250,532)	-	-	15,845,536	398,756 *
Invesco Private Prime Fund	52,522,306	216,492,678	(227,656,165)	2,691	(4,111)	41,357,399	1,071,791 *
Total	$73,272,196	$328,481,579	$(344,277,671)	$2,691	$(4,111)	$57,474,684	$1,477,315

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco Next Gen Connectivity ETF (KNCT)
October 31, 2024
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.77%
Application Software-4.93%
Cadence Design Systems, Inc.(b)	2,179	$601,666
Confluent, Inc., Class A(b)(c)	2,136	55,899
Datadog, Inc., Class A(b)	2,821	353,866
DocuSign, Inc.(b)	1,852	128,492
Dynatrace, Inc.(b)(c)	2,653	142,731
Nutanix, Inc., Class A(b)(c)	2,231	138,545
Synopsys, Inc.(b)	1,237	635,336
		2,056,535
Cable & Satellite-3.17%
Charter Communications, Inc., Class A(b)	853	279,451
Comcast Corp., Class A	21,814	952,618
Liberty Broadband Corp., Class C(b)(c)	1,109	89,629
		1,321,698
Communications Equipment-9.72%
Accton Technology Corp. (Taiwan)	4,871	81,851
Arista Networks, Inc.(b)	2,423	936,344
Ciena Corp.(b)(c)	1,311	83,262
Cisco Systems, Inc.	30,443	1,667,363
F5, Inc.(b)	527	123,255
Juniper Networks, Inc.	2,976	115,766
Motorola Solutions, Inc.	1,307	587,300
Nokia OYJ (Finland)	47,672	225,150
Telefonaktiebolaget LM Ericsson, Class B (Sweden)	27,913	233,030
		4,053,321
Construction & Engineering-0.10%
Dycom Industries, Inc.(b)	236	41,142
Data Center REITs-3.07%
Digital Realty Trust, Inc.	2,794	497,974
Equinix, Inc.	859	780,041
		1,278,015
Data Processing & Outsourced Services-0.07%
Genpact Ltd.(c)	763	29,124
Electronic Components-1.56%
Amphenol Corp., Class A	6,752	452,519
Coherent Corp.(b)	1,378	127,383
Largan Precision Co. Ltd. (Taiwan)	988	69,200
		649,102
Electronic Equipment & Instruments-0.38%
Keysight Technologies, Inc.(b)	1,065	158,696
Electronic Manufacturing Services-0.78%
TE Connectivity PLC (Switzerland)	2,204	324,914
Integrated Telecommunication Services-12.70%
AT&T, Inc.	64,241	1,447,992
BCE, Inc. (Canada)(c)	3,435	110,619
BT Group PLC (United Kingdom)(c)	35,755	63,656
Cellnex Telecom S.A. (Spain)(d)	4,127	151,275
China Tower Corp. Ltd., H Shares (China)(d)	369,926	49,912
Chunghwa Telecom Co. Ltd. (Taiwan)	19,640	74,552
Deutsche Telekom AG (Germany)	20,934	631,687
Elisa OYJ (Finland)	1,415	67,298
Emirates Telecommunications Group Co. PJSC (United Arab Emirates)	25,527	123,191
	Shares	Value
Integrated Telecommunication Services-(continued)
Frontier Communications Parent, Inc.(b)	2,276	$81,321
Indus Towers Ltd. (India)(b)	12,677	51,151
Nippon Telegraph & Telephone Corp. (Japan)	89,150	85,798
Orange S.A. (France)(c)	12,343	135,335
PT Telkom Indonesia (Persero) Tbk (Indonesia)	402,532	71,950
Swisscom AG (Switzerland)	130	79,101
Telefonica S.A. (Spain)	36,665	171,724
Telenor ASA (Norway)	4,934	60,431
Telia Co. AB (Sweden)(c)	16,898	48,936
Telstra Group Ltd. (Australia)	31,991	79,710
TELUS Corp. (Canada)	6,415	101,291
Verizon Communications, Inc.	38,139	1,606,796
		5,293,726
Internet Services & Infrastructure-1.73%
Akamai Technologies, Inc.(b)	1,371	138,581
Cloudflare, Inc., Class A(b)	2,746	240,852
MongoDB, Inc.(b)	664	179,545
NEXTDC Ltd. (Australia)(b)(c)	5,438	57,815
Okta, Inc.(b)	1,456	104,672
		721,465
IT Consulting & Other Services-4.22%
Accenture PLC, Class A (Ireland)	3,480	1,199,974
Fujitsu Ltd. (Japan)	11,947	229,110
Kyndryl Holdings, Inc.(b)	1,821	41,683
NEC Corp. (Japan)	1,326	112,545
Tech Mahindra Ltd. (India)	4,862	92,543
Wipro Ltd. (India)	13,048	84,935
		1,760,790
Research & Consulting Services-0.52%
Booz Allen Hamilton Holding Corp.	614	111,539
CACI International, Inc., Class A(b)	191	105,539
		217,078
Security & Alarm Services-0.21%
SECOM Co. Ltd. (Japan)	2,482	88,044
Semiconductors-28.27%
ARM Holdings PLC, ADR(b)(c)	1,131	159,810
Broadcom, Inc.	19,708	3,345,827
Intel Corp.	37,110	798,607
Lattice Semiconductor Corp.(b)	1,235	62,565
Marvell Technology, Inc.	7,828	627,101
Microchip Technology, Inc.	3,485	255,695
Micron Technology, Inc.	8,358	832,875
QUALCOMM, Inc.	10,051	1,636,001
Rambus, Inc.(b)(c)	924	44,186
SK hynix, Inc. (South Korea)	3,092	404,786
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	110,451	3,463,687
United Microelectronics Corp. (Taiwan)	107,360	154,893
		11,786,033
Systems Software-6.27%
Check Point Software Technologies Ltd. (Israel)(b)	796	137,875
CrowdStrike Holdings, Inc., Class A(b)	2,098	622,833
CyberArk Software Ltd.(b)	383	105,907
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco Next Gen Connectivity ETF (KNCT)—(continued)
October 31, 2024
(Unaudited)
	Shares	Value
Systems Software-(continued)
Fortinet, Inc.(b)	5,703	$448,598
Palo Alto Networks, Inc.(b)	2,939	1,059,010
Qualys, Inc.(b)(c)	333	39,707
Tenable Holdings, Inc.(b)(c)	1,072	42,462
Zscaler, Inc.(b)(c)	874	158,011
		2,614,403
Technology Hardware, Storage & Peripherals-12.29%
Apple, Inc.	14,544	3,285,635
Lite-On Technology Corp. (Taiwan)	13,303	41,702
NetApp, Inc.	1,859	214,361
Samsung Electronics Co. Ltd. (South Korea)	28,979	1,230,477
Xiaomi Corp., B Shares (China)(b)(d)	103,175	353,866
		5,126,041
Telecom Tower REITs-3.39%
American Tower Corp.	4,224	901,993
Crown Castle, Inc.	2,665	286,461
SBA Communications Corp., Class A	972	223,045
		1,411,499
Wireless Telecommunication Services-6.39%
America Movil S.A.B. de C.V., Class B (Mexico)	209,172	165,053
Bharti Airtel Ltd. (India)	22,216	425,225
KDDI Corp. (Japan)	11,278	350,753
Rogers Communications, Inc., Class B (Canada)	1,575	57,138
SoftBank Corp. (Japan)	139,862	175,628
	Shares	Value
Wireless Telecommunication Services-(continued)
SoftBank Group Corp. (Japan)	5,166	$307,211
Tele2 AB, Class B (Sweden)	3,900	40,749
T-Mobile US, Inc.	4,457	994,624
Vodafone Group PLC (United Kingdom)	160,342	148,665
		2,665,046
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.77% (Cost $31,824,244)		41,596,672
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.78%
Invesco Private Government Fund, 4.84%(e)(f)(g)	318,562	318,562
Invesco Private Prime Fund, 4.99%(e)(f)(g)	840,023	840,275
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,158,837)		1,158,837
TOTAL INVESTMENTS IN SECURITIES-102.55% (Cost $32,983,081)		42,755,509
OTHER ASSETS LESS LIABILITIES-(2.55)%		(1,062,499)
NET ASSETS-100.00%		$41,693,010

Investment Abbreviations:
ADR	-American Depositary Receipt
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2024.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
October 31, 2024 was $555,053, which represented 1.33% of the Fund’s Net Assets.

(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2024.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$523,131	$(523,131)	$-	$-	$-	$542
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	280,801	4,416,351	(4,378,590)	-	-	318,562	11,198 *
Invesco Private Prime Fund	721,774	9,074,429	(8,955,977)	103	(54)	840,275	29,904 *
Total	$1,002,575	$14,013,911	$(13,857,698)	$103	$(54)	$1,158,837	$41,644

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco Next Gen Connectivity ETF (KNCT)—(continued)
October 31, 2024
(Unaudited)
(f)	The rate shown is the 7-day SEC standardized yield as of October 31, 2024.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco Next Gen Media and Gaming ETF (GGME)
October 31, 2024
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.91%
Advertising-3.72%
Integral Ad Science Holding Corp.(b)(c)	1,886	$22,330
Magnite, Inc.(b)	3,790	47,299
Trade Desk, Inc. (The), Class A(b)	12,019	1,444,804
		1,514,433
Application Software-17.02%
Adobe, Inc.(b)	5,345	2,555,338
Altair Engineering, Inc., Class A(b)	1,432	148,914
ANSYS, Inc.(b)	2,346	751,682
Autodesk, Inc.(b)	5,702	1,618,228
Beijing Kingsoft Office Software, Inc., A Shares (China)	659	23,825
Bentley Systems, Inc., Class B(c)	4,781	230,731
Dassault Systemes SE (France)	19,437	663,951
DoubleVerify Holdings, Inc.(b)	3,860	65,813
Iflytek Co. Ltd., A Shares (China)	2,500	16,103
Matterport, Inc.(b)	7,217	32,909
Nemetschek SE (Germany)	948	101,952
Riskified Ltd., Class A(b)	3,073	13,736
Unity Software, Inc.(b)(c)	8,856	177,828
Zoom Video Communications, Inc., Class A(b)	7,078	529,010
		6,930,020
Casinos & Gaming-4.62%
Aristocrat Leisure Ltd. (Australia)	16,926	677,888
DraftKings, Inc., Class A(b)(c)	13,036	460,432
Everi Holdings, Inc.(b)	1,217	16,223
Evolution AB (Sweden)(d)	5,086	478,820
Light & Wonder, Inc.(b)(c)	1,569	147,141
Playtech PLC (United Kingdom)(b)	7,858	73,345
Sportradar Group AG (Switzerland)(b)	2,157	26,768
		1,880,617
Communications Equipment-0.05%
Harmonic, Inc.(b)	2,000	22,180
Consumer Electronics-0.26%
Merry Electronics Co. Ltd. (Taiwan)	6,841	22,336
Sonos, Inc.(b)(c)	3,249	40,710
TCL Electronics Holdings Ltd. (China)(b)	17,657	12,531
Vizio Holding Corp., Class A(b)(c)	2,762	30,741
		106,318
Electronic Manufacturing Services-0.05%
Primax Electronics Ltd. (Taiwan)	7,816	19,508
Interactive Home Entertainment-15.08%
Capcom Co. Ltd. (Japan)	8,808	173,856
CD Projekt S.A. (Poland)(c)	1,525	61,316
DeNA Co. Ltd. (Japan)	1,689	20,640
Electronic Arts, Inc.	6,427	969,513
Embracer Group AB (Sweden)(b)	20,834	59,986
GungHo Online Entertainment, Inc. (Japan)	1,228	27,284
Kakao Games Corp. (South Korea)(b)	1,169	14,944
Kingsoft Corp. Ltd. (China)	25,788	88,868
Koei Tecmo Holdings Co. Ltd. (Japan)	2,962	30,920
Konami Group Corp. (Japan)	2,363	216,045
Krafton, Inc. (South Korea)(b)	850	203,210
Mixi, Inc. (Japan)	986	18,130
	Shares	Value
Interactive Home Entertainment-(continued)
Modern Times Group MTG AB, Class B (Sweden)(b)	2,456	$17,447
NCSoft Corp. (South Korea)	408	64,053
NetEase, Inc. (China)	42,207	679,034
Netmarble Corp. (South Korea)(b)(d)	1,364	57,015
Nexon Co. Ltd. (Japan)	9,181	158,723
Nintendo Co. Ltd. (Japan)	31,148	1,641,172
Pearl Abyss Corp. (South Korea)(b)	1,003	27,975
Roblox Corp., Class A(b)(c)	14,889	770,059
Square Enix Holdings Co. Ltd. (Japan)	1,769	68,917
Take-Two Interactive Software, Inc.(b)	4,400	711,568
Ubisoft Entertainment S.A. (France)(b)(c)	2,577	38,759
Wemade Co. Ltd. (South Korea)(b)	553	15,403
ZX, Inc. (China)(b)(d)	5,212	5,357
		6,140,194
Interactive Media & Services-10.68%
Bumble, Inc., Class A(b)	3,397	24,051
Meitu, Inc. (China)(b)(c)(d)	77,634	26,379
Meta Platforms, Inc., Class A	5,965	3,385,614
Pinterest, Inc., Class A(b)	16,205	515,157
Snap, Inc., Class A(b)(c)	31,483	382,833
Soop Co. Ltd. (South Korea)	203	14,063
		4,348,097
Internet Services & Infrastructure-1.76%
Cloudflare, Inc., Class A(b)	8,153	715,100
IT Consulting & Other Services-0.05%
Addnode Group AB (Sweden)	2,012	20,100
Leisure Products-0.51%
Peloton Interactive, Inc., Class A(b)(c)	5,649	48,016
Sankyo Co. Ltd. (Japan)	5,883	77,944
Sega Sammy Holdings, Inc. (Japan)	4,252	79,817
		205,777
Movies & Entertainment-12.87%
Cloud Music, Inc. (China)(b)(d)	1,646	26,341
Netflix, Inc.(b)	4,565	3,451,277
Roku, Inc., Class A(b)	3,419	219,089
Spotify Technology S.A. (Sweden)(b)	4,008	1,543,481
		5,240,188
Semiconductors-21.34%
Advanced Micro Devices, Inc.(b)	11,697	1,685,187
Ambarella, Inc.(b)(c)	1,100	61,809
Cambricon Technologies Corp. Ltd. (China)(b)	592	37,702
MediaTek, Inc. (Taiwan)	42,939	1,671,538
NVIDIA Corp.	26,316	3,493,712
QUALCOMM, Inc.	10,690	1,740,011
		8,689,959
Systems Software-0.34%
Adeia, Inc.	2,583	32,107
Dolby Laboratories, Inc., Class A(c)	1,477	107,673
		139,780
Technology Hardware, Storage & Peripherals-11.50%
Apple, Inc.	14,074	3,179,457
Clevo Co. (Taiwan)	11,283	19,343
HTC Corp. (Taiwan)(b)	19,270	26,125
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco Next Gen Media and Gaming ETF (GGME)—(continued)
October 31, 2024
(Unaudited)
	Shares	Value
Technology Hardware, Storage & Peripherals-(continued)
Kinpo Electronics (Taiwan)	36,475	$27,356
Lenovo Group Ltd. (China)	171,426	226,040
Logitech International S.A., Class R (Switzerland)(c)	3,477	284,324
Shenzhen Transsion Holdings Co. Ltd., A Shares (China)	1,412	18,915
Wacom Co. Ltd. (Japan)	3,694	16,986
Xiaomi Corp., B Shares (China)(b)(d)	257,978	884,804
		4,683,350
Trading Companies & Distributors-0.06%
Xometry, Inc., Class A(b)(c)	1,184	23,301
Total Common Stocks & Other Equity Interests (Cost $32,913,460)		40,678,922
Money Market Funds-0.34%
Invesco Government & Agency Portfolio, Institutional Class, 4.77%(e)(f) (Cost $138,829)	138,829	138,829
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.25% (Cost $33,052,289)		40,817,751
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-5.76%
Invesco Private Government Fund, 4.84%(e)(f)(g)	646,550	$646,550
Invesco Private Prime Fund, 4.99%(e)(f)(g)	1,698,148	1,698,657
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,345,215)		2,345,207
TOTAL INVESTMENTS IN SECURITIES-106.01% (Cost $35,397,504)		43,162,958
OTHER ASSETS LESS LIABILITIES-(6.01)%		(2,447,146)
NET ASSETS-100.00%		$40,715,812

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2024.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
October 31, 2024 was $1,478,716, which represented 3.63% of the Fund’s Net Assets.

(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2024.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$72,318	$958,826	$(892,315)	$-	$-	$138,829	$2,164
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	261,121	4,896,126	(4,510,697)	-	-	646,550	8,177 *
Invesco Private Prime Fund	677,907	9,572,240	(8,551,622)	36	96	1,698,657	22,286 *
Total	$1,011,346	$15,427,192	$(13,954,634)	$36	$96	$2,484,036	$32,627

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of October 31, 2024.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco Oil & Gas Services ETF (PXJ)
October 31, 2024
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.98%
Oil & Gas Drilling-10.57%
Helmerich & Payne, Inc.(b)	38,697	$1,300,219
Nabors Industries Ltd.(b)(c)	16,226	1,207,377
Patterson-UTI Energy, Inc.	257,072	1,971,742
		4,479,338
Oil & Gas Equipment & Services-71.01%
Archrock, Inc.	63,929	1,279,859
Baker Hughes Co., Class A	66,961	2,549,875
Bristow Group, Inc.(b)(c)	33,785	1,120,648
Cactus, Inc., Class A(b)	21,385	1,267,917
Core Laboratories, Inc.	68,816	1,300,622
Halliburton Co.	74,959	2,079,363
Helix Energy Solutions Group, Inc.(c)	114,813	1,062,020
Kodiak Gas Services, Inc.	47,311	1,508,275
Liberty Energy, Inc., Class A(b)	63,150	1,077,970
NOV, Inc.	132,492	2,054,951
Oceaneering International, Inc.(b)(c)	47,779	1,165,808
ProFrac Holding Corp., Class A(b)(c)	188,477	1,122,380
ProPetro Holding Corp.(b)(c)	158,239	1,093,431
RPC, Inc.	202,970	1,152,870
Schlumberger N.V.	52,638	2,109,205
Select Water Solutions, Inc., Class A	113,319	1,201,181
TechnipFMC PLC (United Kingdom)	88,365	2,358,462
Tidewater, Inc.(c)	26,440	1,588,251
USA Compression Partners L.P.	58,328	1,272,134
Weatherford International PLC	22,035	1,740,765
		30,105,987
Oil & Gas Storage & Transportation-18.40%
DHT Holdings, Inc.(b)	120,172	1,240,175
Dorian LPG Ltd.	33,246	959,147
International Seaways, Inc.	26,040	1,133,782
Navigator Holdings Ltd.	78,077	1,203,166
	Shares	Value
Oil & Gas Storage & Transportation-(continued)
Okeanis Eco Tankers Corp. (Greece)(b)(c)(d)	42,063	$1,115,090
Scorpio Tankers, Inc. (Monaco)	18,107	1,055,095
Teekay Tankers Ltd., Class A (Canada)(b)(c)	22,963	1,094,876
		7,801,331
Total Common Stocks & Other Equity Interests (Cost $49,354,599)		42,386,656
Money Market Funds-0.31%
Invesco Government & Agency Portfolio, Institutional Class, 4.77%(e)(f) (Cost $132,049)	132,049	132,049
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.29% (Cost $49,486,648)		42,518,705
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-16.75%
Invesco Private Government Fund, 4.84%(e)(f)(g)	1,906,998	1,906,998
Invesco Private Prime Fund, 4.99%(e)(f)(g)	5,194,617	5,196,175
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $7,103,263)		7,103,173
TOTAL INVESTMENTS IN SECURITIES-117.04% (Cost $56,589,911)		49,621,878
OTHER ASSETS LESS LIABILITIES-(17.04)%		(7,224,666)
NET ASSETS-100.00%		$42,397,212

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at October 31, 2024.
(c)	Non-income producing security.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at October 31, 2024 represented 2.63% of the Fund’s Net Assets.

(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2024.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$88,783	$2,455,989	$(2,412,723)	$-	$-	$132,049	$3,778
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco Oil & Gas Services ETF (PXJ)—(continued)
October 31, 2024
(Unaudited)
	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2024	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$6,710,879	$27,330,676	$(32,134,557)	$-	$-	$1,906,998	$135,745 *
Invesco Private Prime Fund	17,260,527	58,253,745	(70,319,017)	1,202	(282)	5,196,175	365,770 *
Total	$24,060,189	$88,040,410	$(104,866,297)	$1,202	$(282)	$7,235,222	$505,293

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of October 31, 2024.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco Pharmaceuticals ETF (PJP)
October 31, 2024
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Biotechnology-28.49%
AbbVie, Inc.	80,763	$16,465,153
Amgen, Inc.	48,398	15,495,104
Biogen, Inc.(b)	45,935	7,992,690
Geron Corp.(b)(c)	2,003,866	8,235,889
Gilead Sciences, Inc.	121,274	10,771,557
OmniAb Operations, Inc., Rts., expiring 11/02/2027(b)(c)(d)	39,023	0
OmniAb Operations, Inc., Rts., expiring 11/02/2027(b)(c)(d)	39,023	0
Regeneron Pharmaceuticals, Inc.(b)	13,163	11,033,226
United Therapeutics Corp.(b)	26,741	10,000,332
		79,993,951
Health Care Equipment-5.65%
Abbott Laboratories	139,904	15,860,916
Pharmaceuticals-65.81%
Amneal Pharmaceuticals, Inc.(b)	1,101,184	9,327,028
Amphastar Pharmaceuticals, Inc.(b)(c)	192,614	9,732,785
ANI Pharmaceuticals, Inc.(b)	147,639	8,451,595
Bristol-Myers Squibb Co.	194,058	10,822,615
Corcept Therapeutics, Inc.(b)(c)	269,417	13,193,350
Eli Lilly and Co.	16,577	13,754,600
Innoviva, Inc.(b)(c)	488,642	9,557,838
Jazz Pharmaceuticals PLC(b)	81,329	8,948,630
Johnson & Johnson	97,100	15,522,406
Ligand Pharmaceuticals, Inc.(b)(c)	87,823	9,282,891
Merck & Co., Inc.	135,817	13,896,795
Pacira BioSciences, Inc.(b)(c)	644,893	10,705,224
Perrigo Co. PLC	319,027	8,176,662
Pfizer, Inc.	549,022	15,537,323
Prestige Consumer Healthcare, Inc.(b)(c)	128,603	9,484,471
	Shares	Value
Pharmaceuticals-(continued)
Supernus Pharmaceuticals, Inc.(b)(c)	267,567	$9,116,008
Viatris, Inc.	798,803	9,266,115
		184,776,336
Total Common Stocks & Other Equity Interests (Cost $245,351,755)		280,631,203
Money Market Funds-0.07%
Invesco Government & Agency Portfolio, Institutional Class, 4.77%(e)(f) (Cost $188,500)	188,500	188,500
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.02% (Cost $245,540,255)		280,819,703
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-18.44%
Invesco Private Government Fund, 4.84%(e)(f)(g)	14,352,966	14,352,966
Invesco Private Prime Fund, 4.99%(e)(f)(g)	37,424,432	37,435,659
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $51,790,679)		51,788,625
TOTAL INVESTMENTS IN SECURITIES-118.46% (Cost $297,330,934)		332,608,328
OTHER ASSETS LESS LIABILITIES-(18.46)%		(51,838,870)
NET ASSETS-100.00%		$280,769,458

Investment Abbreviations:
Rts.	-Rights

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2024.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2024.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$237,609	$4,493,516	$(4,542,625)	$-	$-	$188,500	$6,061
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Invesco Pharmaceuticals ETF (PJP)—(continued)
October 31, 2024
(Unaudited)
	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2024	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$12,771,041	$60,382,117	$(58,800,192)	$-	$-	$14,352,966	$368,283 *
Invesco Private Prime Fund	32,847,744	121,223,542	(116,635,242)	4,137	(4,522)	37,435,659	976,048 *
Total	$45,856,394	$186,099,175	$(179,978,059)	$4,137	$(4,522)	$51,977,125	$1,350,392

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of October 31, 2024.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Invesco Semiconductors ETF (PSI)
October 31, 2024
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.99%(a)
Semiconductor Materials & Equipment-39.63%
ACM Research, Inc., Class A(b)(c)	1,096,351	$20,605,917
Amkor Technology, Inc.(c)	611,211	15,555,320
Applied Materials, Inc.	188,803	34,282,849
Camtek Ltd. (Israel)(c)	213,663	16,999,028
Entegris, Inc.	174,445	18,266,136
FormFactor, Inc.(b)(c)	398,840	15,147,943
Ichor Holdings Ltd.(b)	661,846	18,041,922
KLA Corp.	24,830	16,542,491
Lam Research Corp.	450,346	33,483,225
MKS Instruments, Inc.	170,094	16,895,437
Nova Ltd. (Israel)(b)	89,658	16,613,628
Onto Innovation, Inc.(b)	96,028	19,045,233
Photronics, Inc.(b)	845,035	19,266,798
Ultra Clean Holdings, Inc.(b)	542,380	18,142,611
		278,888,538
Semiconductors-60.36%
Alpha & Omega Semiconductor Ltd.(b)	535,362	17,688,361
Analog Devices, Inc.	159,482	35,582,029
Astera Labs, Inc.(b)	451,660	31,688,466
Broadcom, Inc.	229,078	38,890,572
Cirrus Logic, Inc.(b)	140,620	15,442,888
Impinj, Inc.(b)(c)	122,474	23,268,835
MACOM Technology Solutions Holdings, Inc.(b)(c)	192,847	21,676,003
Micron Technology, Inc.	377,786	37,646,375
Monolithic Power Systems, Inc.	21,380	16,233,834
NVIDIA Corp.	288,241	38,266,875
NXP Semiconductors N.V. (China)	79,710	18,691,995
QUALCOMM, Inc.	212,566	34,599,368
Semtech Corp.(b)(c)	528,300	23,345,577
Skyworks Solutions, Inc.	187,264	16,400,581
	Shares	Value
Semiconductors-(continued)
Texas Instruments, Inc.	175,539	$35,662,503
Tower Semiconductor Ltd. (Israel)(b)	471,248	19,773,566
		424,857,828
Total Common Stocks & Other Equity Interests (Cost $610,264,756)		703,746,366
Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 4.77%(d)(e) (Cost $391,159)	391,159	391,159
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.05% (Cost $610,655,915)		704,137,525
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-12.47%
Invesco Private Government Fund, 4.84%(d)(e)(f)	24,378,802	24,378,802
Invesco Private Prime Fund, 4.99%(d)(e)(f)	63,408,647	63,427,670
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $87,806,472)		87,806,472
TOTAL INVESTMENTS IN SECURITIES-112.52% (Cost $698,462,387)		791,943,997
OTHER ASSETS LESS LIABILITIES-(12.52)%		(88,108,956)
NET ASSETS-100.00%		$703,835,041

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2024.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2024.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$422,840	$5,649,034	$(5,680,715)	$-	$-	$391,159	$8,573
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

Invesco Semiconductors ETF (PSI)—(continued)
October 31, 2024
(Unaudited)
	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2024	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$10,403,079	$152,801,639	$(138,825,916)	$-	$-	$24,378,802	$553,263 *
Invesco Private Prime Fund	26,750,820	292,743,436	(256,068,452)	4,420	(2,554)	63,427,670	1,482,219 *
Total	$37,576,739	$451,194,109	$(400,575,083)	$4,420	$(2,554)	$88,197,631	$2,044,055

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

27

Statements of Assets and Liabilities
October 31, 2024
(Unaudited)

	Invesco AI and Next Gen Software ETF (IGPT)	Invesco Biotechnology & Genome ETF (PBE)	Invesco Building & Construction ETF (PKB)	Invesco Energy Exploration & Production ETF (PXE)
Assets:
Unaffiliated investments in securities, at value(a)	$389,010,313	$257,282,795	$390,309,153	$106,562,685
Affiliated investments in securities, at value	16,984,679	42,587,372	7,735,189	27,143,284
Cash	-	5,728	-	2,993
Foreign currencies, at value	13,708	-	-	-
Receivable for:
Dividends	69,618	631	38,634	14,635
Securities lending	2,845	25,433	683	17,237
Investments sold	-	-	-	-
Fund shares sold	-	-	-	-
Expenses absorbed	-	-	-	-
Foreign tax reclaims	1,133	-	-	-
Other assets	2,064	1,396	1,396	1,396
Total assets	406,084,360	299,903,355	398,085,055	133,742,230
Liabilities:
Due to custodian	66,035	-	-	-
Due to foreign custodian	-	-	-	-
Payable for:
Investments purchased	15	-	-	-
Collateral upon return of securities loaned	16,984,952	42,494,359	7,490,656	26,903,479
Fund shares repurchased	-	-	-	-
Expenses recaptured	-	-	-	2,896
Accrued advisory fees	169,172	110,664	168,448	49,053
Accrued trustees’ and officer’s fees	76,396	110,073	76,593	79,294
Accrued expenses	76,665	72,442	79,086	62,798
Accrued tax expenses	-	-	-	66
Total liabilities	17,373,235	42,787,538	7,814,783	27,097,586
Net Assets	$388,711,125	$257,115,817	$390,270,272	$106,644,644
Net assets consist of:
Shares of beneficial interest	$514,330,297	$530,459,660	$415,515,873	$264,801,887
Distributable earnings (loss)	(125,619,172)	(273,343,843)	(25,245,601)	(158,157,243)
Net Assets	$388,711,125	$257,115,817	$390,270,272	$106,644,644
Shares outstanding (unlimited amount authorized, $0.01 par value)	8,630,000	3,770,000	5,030,000	3,710,000
Net asset value	$45.04	$68.20	$77.59	$28.75
Market price	$45.11	$68.20	$77.63	$28.74
Unaffiliated investments in securities, at cost	$336,668,354	$226,331,548	$332,032,353	$114,701,027
Affiliated investments in securities, at cost	$16,984,952	$42,589,902	$7,735,189	$27,144,385
Foreign currencies (due to foreign custodian), at cost	$14,183	$-	$-	$-
(a)Includes securities on loan with an aggregate value of:	$15,782,081	$40,353,469	$6,859,173	$25,668,106
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Invesco Food & Beverage ETF (PBJ)	Invesco Leisure and Entertainment ETF (PEJ)	Invesco Next Gen Connectivity ETF (KNCT)	Invesco Next Gen Media and Gaming ETF (GGME)	Invesco Oil & Gas Services ETF (PXJ)	Invesco Pharmaceuticals ETF (PJP)	Invesco Semiconductors ETF (PSI)

$112,678,964	$239,088,000	$41,596,672	$40,678,922	$42,386,656	$280,631,203	$703,746,366
13,857,846	57,474,684	1,158,837	2,484,036	7,235,222	51,977,125	88,197,631
-	-	-	-	-	-	-
-	-	23,681	-	-	-	-

136,817	1,019	73,120	14,125	578	320,881	258,289
1,570	5,939	566	276	2,684	6,052	8,248
1,386,522	-	248,827	-	853,742	-	-
-	-	497	-	-	-	-
8	-	-	10,334	9,582	-	-
-	-	121	933	-	-	-
1,542	1,396	-	2,138	1,810	1,396	4,087
128,063,269	296,571,038	43,102,321	43,190,764	50,490,274	332,936,657	792,214,621

-	-	140,270	-	-	-	-
-	-	-	1,588	-	-	-

-	-	2	-	-	-	-
13,642,237	57,206,225	1,158,837	2,345,215	7,103,263	51,790,679	87,806,472
1,387,175	-	94,685	-	822,728	-	-
-	13,831	-	-	-	-	-
49,908	106,140	14,756	17,426	19,776	120,601	318,701
91,607	83,208	-	80,722	92,501	168,491	77,877
69,473	107,009	761	30,001	54,794	87,428	176,530
-	-	-	-	-	-	-
15,240,400	57,516,413	1,409,311	2,474,952	8,093,062	52,167,199	88,379,580
$112,822,869	$239,054,625	$41,693,010	$40,715,812	$42,397,212	$280,769,458	$703,835,041

$223,555,276	$758,964,044	$83,644,663	$140,187,129	$158,965,059	$698,592,013	$661,454,258
(110,732,407)	(519,909,419)	(41,951,653)	(99,471,317)	(116,567,847)	(417,822,555)	42,380,783
$112,822,869	$239,054,625	$41,693,010	$40,715,812	$42,397,212	$280,769,458	$703,835,041
2,440,000	4,850,000	410,000	830,000	1,545,978	3,250,000	12,960,000
$46.24	$49.29	$101.69	$49.06	$27.42	$86.39	$54.31
$46.22	$49.28	$101.34	$49.04	$27.42	$86.38	$54.28
$108,913,388	$214,117,904	$31,824,244	$32,913,460	$49,354,599	$245,351,755	$610,264,756
$13,857,846	$57,477,974	$1,158,837	$2,484,044	$7,235,312	$51,979,179	$88,197,631
$-	$-	$23,673	$(1,625)	$-	$-	$-
$13,108,839	$55,029,200	$1,096,297	$2,368,448	$6,833,816	$50,287,389	$82,650,462

29

Statements of Operations
For the six months ended October 31, 2024
(Unaudited)

	Invesco AI and Next Gen Software ETF (IGPT)	Invesco Biotechnology & Genome ETF (PBE)	Invesco Building & Construction ETF (PKB)	Invesco Energy Exploration & Production ETF (PXE)
Investment income:
Unaffiliated dividend income	$1,041,912	$366,159	$1,413,624	$1,967,475
Affiliated dividend income	6,973	6,665	4,531	3,938
Securities lending income, net	12,890	129,384	5,220	85,718
Foreign withholding tax	(25,626)	-	-	-
Total investment income	1,036,149	502,208	1,423,375	2,057,131
Expenses:
Advisory fees	930,491	663,941	827,273	329,674
Sub-licensing fees	42,054	39,836	49,635	19,780
Accounting & administration fees	11,923	13,751	13,405	10,210
Professional fees	17,113	16,343	16,349	16,146
Custodian & transfer agent fees	9,799	7,410	2,454	3,175
Trustees’ and officer’s fees	9,646	11,296	9,648	9,100
Other expenses	19,430	19,242	16,224	17,519
Total expenses	1,040,456	771,819	934,988	405,604
Less: Waivers	(121)	(114)	(81)	(70)
Net expenses	1,040,335	771,705	934,907	405,534
Net investment income (loss)	(4,186)	(269,497)	488,468	1,651,597
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	3,368,692	(12,777,698)	(11,810,368)	(2,203,906)
Affiliated investment securities	(556)	(2,691)	434	(1,403)
In-kind redemptions	1,414,451	20,107,831	31,528,719	3,061,008
Foreign currencies	(2,505)	-	-	-
Net realized gain	4,780,082	7,327,442	19,718,785	855,699
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	14,462,582	20,663,785	10,150,650	(23,983,456)
Affiliated investment securities	423	2,394	713	1,539
Foreign currencies	(1,975)	-	-	-
Change in net unrealized appreciation (depreciation)	14,461,030	20,666,179	10,151,363	(23,981,917)
Net realized and unrealized gain (loss)	19,241,112	27,993,621	29,870,148	(23,126,218)
Net increase (decrease) in net assets resulting from operations	$19,236,926	$27,724,124	$30,358,616	$(21,474,621)
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Invesco Food & Beverage ETF (PBJ)	Invesco Leisure and Entertainment ETF (PEJ)	Invesco Next Gen Connectivity ETF (KNCT)	Invesco Next Gen Media and Gaming ETF (GGME)	Invesco Oil & Gas Services ETF (PXJ)	Invesco Pharmaceuticals ETF (PJP)	Invesco Semiconductors ETF (PSI)

$1,086,388	$570,780	$415,871	$135,759	$1,461,251	$2,183,926	$2,616,436
4,834	6,768	542	2,164	3,778	6,061	8,573
7,494	186,823	2,509	1,736	18,302	28,434	272,519
-	-	(23,463)	(11,413)	-	-	(10,116)
1,098,716	764,371	395,459	128,246	1,483,331	2,218,421	2,887,412

297,143	642,800	84,569	92,442	209,903	707,241	2,079,276
17,828	38,567	-	1,643	12,594	42,434	124,754
10,707	15,755	-	6,959	8,764	14,335	26,935
16,213	16,495	-	16,254	16,042	16,405	17,188
1,186	(459)	-	7,966	5,269	3,362	2,856
9,779	9,981	-	8,752	9,658	14,465	11,670
20,833	30,000	-	12,350	14,112	17,461	31,269
373,689	753,139	84,569	146,366	276,342	815,703	2,293,948
(85)	(119)	(10)	(33,831)	(11,929)	(107)	(152)
373,604	753,020	84,559	112,535	264,413	815,596	2,293,796
725,112	11,351	310,900	15,711	1,218,918	1,402,825	593,616

1,176,969	3,536,076	740,878	1,060,846	(444,105)	7,133,708	(18,287,908)
1,101	(4,111)	(54)	96	(282)	(4,522)	(2,554)
1,541,150	15,106,968	524,022	1,839,119	3,628,549	9,804,581	115,688,096
-	-	(3,228)	(4,737)	-	-	-
2,719,220	18,638,933	1,261,618	2,895,324	3,184,162	16,933,767	97,397,634

(6,150,077)	8,194,008	4,196,567	2,596,807	(10,026,087)	14,019,184	(101,007,118)
232	2,691	103	36	1,202	4,137	4,420
-	-	(101)	69	-	-	-
(6,149,845)	8,196,699	4,196,569	2,596,912	(10,024,885)	14,023,321	(101,002,698)
(3,430,625)	26,835,632	5,458,187	5,492,236	(6,840,723)	30,957,088	(3,605,064)
$(2,705,513)	$26,846,983	$5,769,087	$5,507,947	$(5,621,805)	$32,359,913	$(3,011,448)

31

Statements of Changes in Net Assets
For the six months ended October 31, 2024 and the year ended April 30, 2024
(Unaudited)

	Invesco AI and Next Gen Software ETF (IGPT)		Invesco Biotechnology & Genome ETF (PBE)
	Six Months Ended October 31, 2024	Year Ended April 30, 2024	Six Months Ended October 31, 2024	Year Ended April 30, 2024
Operations:
Net investment income (loss)	$(4,186)	$(429,364)	$(269,497)	$(375,417)
Net realized gain (loss)	4,780,082	11,662,036	7,327,442	(2,748,211)
Change in net unrealized appreciation (depreciation)	14,461,030	34,367,857	20,666,179	(2,932,883)
Net increase (decrease) in net assets resulting from operations	19,236,926	45,600,529	27,724,124	(6,056,511)
Distributions to Shareholders from:
Distributable earnings	-	-	(32,718)	(147,538)
Shareholder Transactions:
Proceeds from shares sold	98,545,042	82,953,904	72,421,443	39,674,463
Value of shares repurchased	(4,636,673)	(33,046,464)	(88,802,401)	(39,322,066)
Net increase (decrease) in net assets resulting from share transactions	93,908,369	49,907,440	(16,380,958)	352,397
Net increase (decrease) in net assets	113,145,295	95,507,969	11,310,448	(5,851,652)
Net assets:
Beginning of period	275,565,830	180,057,861	245,805,369	251,657,021
End of period	$388,711,125	$275,565,830	$257,115,817	$245,805,369
Changes in Shares Outstanding:
Shares sold	2,160,000	1,940,000 (a)	1,010,000	650,000
Shares repurchased	(100,000)	(950,000)(a)	(1,280,000)	(630,000)
Shares outstanding, beginning of period	6,570,000	5,580,000 (a)	4,040,000	4,020,000
Shares outstanding, end of period	8,630,000	6,570,000 (a)	3,770,000	4,040,000

(a)	Changes in shares outstanding have been restated to reflect a three-for-one stock split effective after the close of business on July 14, 2023.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Invesco Building & Construction ETF (PKB)		Invesco Energy Exploration & Production ETF (PXE)		Invesco Food & Beverage ETF (PBJ)		Invesco Leisure and Entertainment ETF (PEJ)
Six Months Ended October 31, 2024	Year Ended April 30, 2024	Six Months Ended October 31, 2024	Year Ended April 30, 2024	Six Months Ended October 31, 2024	Year Ended April 30, 2024	Six Months Ended October 31, 2024	Year Ended April 30, 2024

$488,468	$702,027	$1,651,597	$3,733,620	$725,112	$2,545,573	$11,351	$1,691,587
19,718,785	50,934,353	855,699	(10,732,825)	2,719,220	1,973,908	18,638,933	7,975,750
10,151,363	31,493,744	(23,981,917)	45,929,718	(6,149,845)	(11,272,278)	8,196,699	7,758,160
30,358,616	83,130,124	(21,474,621)	38,930,513	(2,705,513)	(6,752,797)	26,846,983	17,425,497

(536,134)	(826,953)	(1,510,924)	(3,746,933)	(678,889)	(3,378,196)	(205,798)	(1,642,821)

300,468,305	266,324,608	9,633,761	38,573,971	5,518,018	10,883,322	46,778,402	121,216,832
(224,085,186)	(248,183,880)	(30,152,737)	(86,181,100)	(17,845,532)	(208,264,374)	(109,841,719)	(315,143,720)
76,383,119	18,140,728	(20,518,976)	(47,607,129)	(12,327,514)	(197,381,052)	(63,063,317)	(193,926,888)
106,205,601	100,443,899	(43,504,521)	(12,423,549)	(15,711,916)	(207,512,045)	(36,422,132)	(178,144,212)

284,064,671	183,620,772	150,149,165	162,572,714	128,534,785	336,046,830	275,476,757	453,620,969
$390,270,272	$284,064,671	$106,644,644	$150,149,165	$112,822,869	$128,534,785	$239,054,625	$275,476,757

4,120,000	4,480,000	300,000	1,150,000	120,000	240,000	1,010,000	2,890,000
(3,200,000)	(4,230,000)	(950,000)	(2,880,000)	(380,000)	(4,660,000)	(2,390,000)	(7,610,000)
4,110,000	3,860,000	4,360,000	6,090,000	2,700,000	7,120,000	6,230,000	10,950,000
5,030,000	4,110,000	3,710,000	4,360,000	2,440,000	2,700,000	4,850,000	6,230,000

33

Statements of Changes in Net Assets—(continued)
For the six months ended October 31, 2024 and the year ended April 30, 2024
(Unaudited)

	Invesco Next Gen Connectivity ETF (KNCT)		Invesco Next Gen Media and Gaming ETF (GGME)
	Six Months Ended October 31, 2024	Year Ended April 30, 2024	Six Months Ended October 31, 2024	Year Ended April 30, 2024
Operations:
Net investment income	$310,900	$509,778	$15,711	$145,244
Net realized gain (loss)	1,261,618	3,386,726	2,895,324	(4,322,955)
Change in net unrealized appreciation (depreciation)	4,196,569	4,647,005	2,596,912	10,308,282
Net increase (decrease) in net assets resulting from operations	5,769,087	8,543,509	5,507,947	6,130,571
Distributions to Shareholders from:
Distributable earnings	(323,170)	(383,425)	(36,088)	(341,459)
Shareholder Transactions:
Proceeds from shares sold	947	972	12,137,419	646,109
Value of shares repurchased	(2,037,909)	(6,765,775)	(6,596,928)	(8,593,685)
Net increase (decrease) in net assets resulting from share transactions	(2,036,962)	(6,764,803)	5,540,491	(7,947,576)
Net increase (decrease) in net assets	3,408,955	1,395,281	11,012,350	(2,158,464)
Net assets:
Beginning of period	38,284,055	36,888,774	29,703,462	31,861,926
End of period	$41,693,010	$38,284,055	$40,715,812	$29,703,462
Changes in Shares Outstanding:
Shares sold	-	-	260,000	20,000
Shares repurchased	(20,000)	(80,000)	(150,000)	(230,000)
Shares outstanding, beginning of period	430,000	510,000	720,000	930,000
Shares outstanding, end of period	410,000	430,000	830,000	720,000

(a)	Changes in shares outstanding have been restated to reflect a three-for-one stock split effective after the close of business on July 14, 2023.
(b)	Changes in shares outstanding have been restated to reflect a one-for-five reverse stock split effective after the close of business on July 14, 2023.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

Invesco Oil & Gas Services ETF (PXJ)		Invesco Pharmaceuticals ETF (PJP)		Invesco Semiconductors ETF (PSI)
Six Months Ended October 31, 2024	Year Ended April 30, 2024	Six Months Ended October 31, 2024	Year Ended April 30, 2024	Six Months Ended October 31, 2024	Year Ended April 30, 2024

$1,218,918	$1,217,841	$1,402,825	$2,713,568	$593,616	$1,676,196
3,184,162	(5,736,193)	16,933,767	22,418,808	97,397,634	43,561,915
(10,024,885)	11,830,341	14,023,321	(25,056,014)	(101,002,698)	188,749,632
(5,621,805)	7,311,989	32,359,913	76,362	(3,011,448)	233,987,743

(1,553,176)	(1,168,441)	(1,370,269)	(2,721,344)	(794,102)	(1,955,418)

22,084,314	84,666,249	17,678,149	35,576,332	285,466,981	200,263,341
(63,078,121)	(82,970,999)	(31,933,567)	(74,496,708)	(340,482,649)	(180,652,259)
(40,993,807)	1,695,250	(14,255,418)	(38,920,376)	(55,015,668)	19,611,082
(48,168,788)	7,838,798	16,734,226	(41,565,358)	(58,821,218)	251,643,407

90,566,000	82,727,202	264,035,232	305,600,590	762,656,259	511,012,852
$42,397,212	$90,566,000	$280,769,458	$264,035,232	$703,835,041	$762,656,259

710,000	2,830,000 (b)	210,000	460,000	4,870,000	4,100,000 (a)
(2,110,000)	(3,296,022)(b)	(380,000)	(980,000)	(6,080,000)	(3,700,000)(a)
2,945,978	3,412,000 (b)	3,420,000	3,940,000	14,170,000	13,770,000 (a)
1,545,978	2,945,978 (b)	3,250,000	3,420,000	12,960,000	14,170,000 (a)

35

Financial Highlights
Invesco AI and Next Gen Software ETF (IGPT)
	Six Months Ended October 31, 2024 (Unaudited)	Years Ended April 30,
		2024(a)	2023(a)	2022(a)	2021(a)	2020(a)
Per Share Operating Performance:
Net asset value at beginning of period	$41.94	$32.27	$32.95	$54.43	$32.95	$32.03
Net investment income (loss)(b)	(0.00)(c)	(0.08)	0.38	0.21 (d)	(0.14)	0.01
Net realized and unrealized gain (loss) on investments	3.10	9.75	(0.63)	(19.04)	21.62	0.95
Total from investment operations	3.10	9.67	(0.25)	(18.83)	21.48	0.96
Distributions to shareholders from:
Net investment income	-	-	(0.43)	(0.24)	-	(0.04)
Net realized gains	-	-	-	(2.41)	-	-
Total distributions	-	-	(0.43)	(2.65)	-	(0.04)
Net asset value at end of period	$45.04	$41.94	$32.27	$32.95	$54.43	$32.95
Market price at end of period(e)	$45.11	$41.93	$32.26	$32.93	$54.41	$32.93
Net Asset Value Total Return(f)	7.39%	29.97%	(0.71)%	(35.58)%	65.17%	2.99%
Market Price Total Return(f)	7.59%	29.97%	(0.67)%	(35.59)%	65.21%	2.91%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$388,711	$275,566	$180,058	$240,238	$622,085	$400,339
Ratio to average net assets of:
Expenses, after Waivers	0.56%(g)	0.58%	0.63%	0.56%	0.56%	0.56%
Expenses, prior to Waivers	0.56%(g)	0.58%	0.64%	0.56%	0.56%	0.56%
Net investment income (loss)	(0.00)%(g)	(0.22)%	1.18%	0.44%(d)	(0.31)%	0.03%
Portfolio turnover rate(h)	13%	143%	190%	209%	176%	190%

(a)	Per share amounts have been adjusted to reflect a three-for-one stock split effective after the close of business on July 14, 2023.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $0.005.
(d)
Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $(0.36) and (0.26)%, respectively.

(e)	The mean between the last bid and ask prices.
(f)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(g)	Annualized.
(h)
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the year ended April 30, 2024, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

Financial Highlights—(continued)
Invesco Biotechnology & Genome ETF (PBE)
	Six Months Ended October 31, 2024 (Unaudited)	Years Ended April 30,
		2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of period	$60.84	$62.60	$56.27	$75.35	$53.16	$52.22
Net investment income (loss)(a)	(0.07)	(0.10)	(0.06)	(0.10)	(0.19)	0.00 (b)
Net realized and unrealized gain (loss) on investments	7.44	(1.62)	6.39	(18.98)	22.38	0.97
Total from investment operations	7.37	(1.72)	6.33	(19.08)	22.19	0.97
Distributions to shareholders from:
Net investment income	(0.01)	(0.04)	-	-	-	(0.03)
Net asset value at end of period	$68.20	$60.84	$62.60	$56.27	$75.35	$53.16
Market price at end of period(c)	$68.20	$60.87	$62.59	$56.24	$75.31	$53.27
Net Asset Value Total Return(d)	12.11%	(2.75)%	11.25%	(25.32)%	41.74%	1.87%
Market Price Total Return(d)	12.05%	(2.69)%	11.29%	(25.32)%	41.37%	2.08%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$257,116	$245,805	$251,657	$208,191	$287,833	$220,611
Ratio to average net assets of:
Expenses	0.58%(e)	0.58%	0.58%	0.57%	0.59%	0.58%
Net investment income (loss)	(0.20)%(e)	(0.15)%	(0.10)%	(0.14)%	(0.30)%	0.01%
Portfolio turnover rate(f)	53%	109%	71%	121%	151%	252%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37

Financial Highlights—(continued)
Invesco Building & Construction ETF (PKB)
	Six Months Ended October 31, 2024 (Unaudited)	Years Ended April 30,
		2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of period	$69.12	$47.57	$41.38	$51.43	$25.83	$30.04
Net investment income(a)	0.11	0.17	0.21	0.14	0.10	0.12
Net realized and unrealized gain (loss) on investments	8.48	21.57	6.18	(10.05)	25.62	(4.19)
Total from investment operations	8.59	21.74	6.39	(9.91)	25.72	(4.07)
Distributions to shareholders from:
Net investment income	(0.12)	(0.19)	(0.20)	(0.14)	(0.12)	(0.14)
Net asset value at end of period	$77.59	$69.12	$47.57	$41.38	$51.43	$25.83
Market price at end of period(b)	$77.63	$69.15	$47.56	$41.38	$51.48	$25.89
Net Asset Value Total Return(c)	12.43%	45.81%	15.53%	(19.31)%	99.81%	(13.59)%
Market Price Total Return(c)	12.43%	45.90%	15.50%	(19.39)%	99.54%	(13.42)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$390,270	$284,065	$183,621	$147,322	$279,793	$69,753
Ratio to average net assets of:
Expenses	0.57%(d)	0.57%	0.62%	0.57%	0.60%	0.59%
Net investment income	0.30%(d)	0.29%	0.49%	0.29%	0.25%	0.38%
Portfolio turnover rate(e)	79%	105%	118%	151%	136%	139%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38

Financial Highlights—(continued)
Invesco Energy Exploration & Production ETF (PXE)
	Six Months Ended October 31, 2024 (Unaudited)	Years Ended April 30,
		2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of period	$34.44	$26.70	$27.84	$15.09	$10.12	$19.55
Net investment income(a)	0.41	0.76	1.01	0.51	0.15	0.26
Net realized and unrealized gain (loss) on investments	(5.72)	7.76	(1.12)	12.68	5.22	(9.41)
Total from investment operations	(5.31)	8.52	(0.11)	13.19	5.37	(9.15)
Distributions to shareholders from:
Net investment income	(0.38)	(0.78)	(1.03)	(0.44)	(0.40)	(0.28)
Net asset value at end of period	$28.75	$34.44	$26.70	$27.84	$15.09	$10.12
Market price at end of period(b)	$28.74	$34.44	$26.70	$27.79	$15.12	$10.11
Net Asset Value Total Return(c)	(15.51)%	32.29%	(0.52)%	88.75%	55.47%	(47.06)%
Market Price Total Return(c)	(15.54)%	32.28%	(0.34)%	88.04%	55.94%	(47.17)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$106,645	$150,149	$162,573	$264,216	$59,593	$16,693
Ratio to average net assets of:
Expenses, after Waivers	0.62%(d)	0.63%	0.60%	0.63%	0.63%	0.65%(e)
Expenses, prior to Waivers	0.62%(d)	0.63%	0.60%	0.63%	0.95%	0.86%(e)
Net investment income	2.50%(d)	2.48%	3.38%	2.41%	1.30%	1.80%(e)
Portfolio turnover rate(f)	32%	106%	94%	63%	73%	126%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Ratios include non-recurring costs associated with a proxy statement of 0.02%.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39

Financial Highlights—(continued)
Invesco Food & Beverage ETF (PBJ)
	Six Months Ended October 31, 2024 (Unaudited)	Years Ended April 30,
		2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of period	$47.61	$47.20	$46.66	$41.25	$30.36	$34.21
Net investment income(a)	0.29	0.56	1.07 (b)	0.34	0.47	0.41
Net realized and unrealized gain (loss) on investments	(1.39)	0.55 (c)	0.40 (c)	5.46	10.87	(3.81)
Total from investment operations	(1.10)	1.11	1.47	5.80	11.34	(3.40)
Distributions to shareholders from:
Net investment income	(0.27)	(0.70)	(0.93)	(0.39)	(0.45)	(0.45)
Net asset value at end of period	$46.24	$47.61	$47.20	$46.66	$41.25	$30.36
Market price at end of period(d)	$46.22	$47.61	$47.21	$46.70	$41.27	$30.38
Net Asset Value Total Return(e)	(2.31)%	2.43%	3.25%	14.14%	37.65%	(10.00)%
Market Price Total Return(e)	(2.35)%	2.41%	3.19%	14.18%	37.63%	(9.90)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$112,823	$128,535	$336,047	$302,853	$83,735	$63,746
Ratio to average net assets of:
Expenses, after Waivers	0.63%(f)	0.62%	0.57%	0.63%	0.63%	0.64%(g)
Expenses, prior to Waivers	0.63%(f)	0.62%	0.57%	0.63%	0.68%	0.64%(g)
Net investment income	1.22%(f)	1.23%	2.36%(b)	0.78%	1.35%	1.23%(g)
Portfolio turnover rate(h)	77%	118%	95%	98%	116%	136%

(a)	Based on average shares outstanding.
(b)
Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $0.66 and 1.44%, respectively.

(c)
Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

(d)	The mean between the last bid and ask prices.
(e)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)	Annualized.
(g)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40

Financial Highlights—(continued)
Invesco Leisure and Entertainment ETF (PEJ)
	Six Months Ended October 31, 2024 (Unaudited)	Years Ended April 30,
		2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of period	$44.22	$41.43	$43.29	$46.00	$27.39	$44.80
Net investment income(a)	0.00	0.20	0.19	0.18	0.31 (b)	0.18
Net realized and unrealized gain (loss) on investments	5.11	2.81	(1.82)	(2.68)	18.62	(17.35)
Total from investment operations	5.11	3.01	(1.63)	(2.50)	18.93	(17.17)
Distributions to shareholders from:
Net investment income	(0.04)	(0.22)	(0.23)	(0.21)	(0.32)	(0.24)
Net asset value at end of period	$49.29	$44.22	$41.43	$43.29	$46.00	$27.39
Market price at end of period(c)	$49.28	$44.21	$41.41	$43.29	$45.93	$27.48
Net Asset Value Total Return(d)	11.56%	7.28%	(3.71)%	(5.47)%	69.34%	(38.42)%
Market Price Total Return(d)	11.56%	7.31%	(3.75)%	(5.32)%	68.53%	(38.19)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$239,055	$275,477	$453,621	$1,349,422	$1,787,267	$135,590
Ratio to average net assets of:
Expenses, after Waivers	0.59%(e)	0.57%	0.58%	0.54%	0.55%	0.64%(f)
Expenses, prior to Waivers	0.59%(e)	0.57%	0.58%	0.55%	0.55%	0.70%(f)
Net investment income	0.01%(e)	0.49%	0.49%	0.38%	0.76%(b)	0.47%(f)
Portfolio turnover rate(g)	78%	163%	165%	153%	126%	163%

(a)	Based on average shares outstanding.
(b)
Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $0.01 and 0.02%, respectively.

(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41

Financial Highlights—(continued)
Invesco Next Gen Connectivity ETF (KNCT)
	Six Months Ended October 31, 2024 (Unaudited)	Years Ended April 30,
		2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of period	$89.03	$72.33	$80.50	$85.40	$57.59	$63.16
Net investment income(a)	0.73	1.07	0.06	2.23 (b)	0.08	0.10
Net realized and unrealized gain (loss) on investments	12.69	16.47	(7.12)	(6.10)	27.86	(5.51)
Total from investment operations	13.42	17.54	(7.06)	(3.87)	27.94	(5.41)
Distributions to shareholders from:
Net investment income	(0.76)	(0.84)	(1.11)	(1.03)	(0.13)	(0.16)
Net asset value at end of period	$101.69	$89.03	$72.33	$80.50	$85.40	$57.59
Market price at end of period(c)	$101.34	$88.86	$72.28	$80.36	$85.46	$57.51
Net Asset Value Total Return(d)	15.09%	24.28%	(8.77)%	(4.67)%	48.59%	(8.56)%
Market Price Total Return(d)	14.92%	24.12%	(8.66)%	(4.91)%	48.90%	(8.66)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$41,693	$38,284	$36,889	$45,082	$41,848	$46,070
Ratio to average net assets of:
Expenses, after Waivers	0.40%(e)	0.47%	0.63%	0.63%	0.63%	0.64%(f)
Expenses, prior to Waivers	0.40%(e)	0.47%	0.79%	0.69%	0.73%	0.65%(f)
Net investment income	1.47%(e)	1.30%	0.08%	2.42%(b)	0.11%	0.17%(f)
Portfolio turnover rate(g)	11%	119%	109%	109%	103%	99%

(a)	Based on average shares outstanding.
(b)
Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $1.47 and 1.60%, respectively.

(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(g)
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the year ended April 30, 2024, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42

Financial Highlights—(continued)
Invesco Next Gen Media and Gaming ETF (GGME)
	Six Months Ended October 31, 2024 (Unaudited)	Years Ended April 30,
		2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of period	$41.25	$34.26	$40.47	$52.00	$27.88	$34.65
Net investment income(a)	0.02	0.17	0.78	0.06	0.40 (b)	0.12
Net realized and unrealized gain (loss) on investments	7.83	7.19	(6.30)	(11.42)	23.96	(6.75)
Total from investment operations	7.85	7.36	(5.52)	(11.36)	24.36	(6.63)
Distributions to shareholders from:
Net investment income	(0.04)	(0.37)	(0.69)	(0.17)	(0.24)	(0.14)
Net asset value at end of period	$49.06	$41.25	$34.26	$40.47	$52.00	$27.88
Market price at end of period(c)	$49.04	$41.09	$34.24	$40.43	$51.96	$27.85
Net Asset Value Total Return(d)	19.04%	21.70%	(13.54)%	(21.90)%	87.47%	(19.20)%
Market Price Total Return(d)	19.46%	21.30%	(13.50)%	(21.92)%	87.53%	(19.28)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$40,716	$29,703	$31,862	$38,450	$82,685	$30,668
Ratio to average net assets of:
Expenses, after Waivers	0.61%(e)	0.61%	0.63%	0.63%	0.63%	0.64%(f)
Expenses, prior to Waivers	0.79%(e)	0.83%	0.80%	0.64%	0.72%	0.67%(f)
Net investment income	0.08%(e)	0.47%	2.21%	0.12%	0.94%(b)	0.36%(f)
Portfolio turnover rate(g)	23%	147%	91%	99%	99%	146%

(a)	Based on average shares outstanding.
(b)
Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $0.04 and 0.08%, respectively.

(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(g)
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the year ended April 30, 2024, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43

Financial Highlights—(continued)
Invesco Oil & Gas Services ETF (PXJ)
	Six Months Ended October 31, 2024 (Unaudited)	Years Ended April 30,
		2024(a)	2023(a)	2022(a)	2021(a)	2020(a)
Per Share Operating Performance:
Net asset value at beginning of period	$30.74	$24.25	$21.65	$16.30	$11.95	$34.35
Net investment income(b)	0.46	0.53	0.25	0.02	0.35 (c)	0.35
Net realized and unrealized gain (loss) on investments	(3.16)	6.57	2.55 (d)	5.43	4.70 (d)	(22.35)
Total from investment operations	(2.70)	7.10	2.80	5.45	5.05	(22.00)
Distributions to shareholders from:
Net investment income	(0.62)	(0.61)	(0.20)	(0.10)	(0.70)	(0.40)
Net asset value at end of period	$27.42	$30.74	$24.25	$21.65	$16.30	$11.95
Market price at end of period(e)	$27.42	$30.76	$24.25	$21.65	$16.35	$12.00
Net Asset Value Total Return(f)	(9.00)%	29.50%	13.10%	33.40%	43.34%	(63.87)%
Market Price Total Return(f)	(9.06)%	29.58%	13.10%	33.00%	43.19%	(63.72)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$42,397	$90,566	$82,727	$67,946	$55,918	$5,971
Ratio to average net assets of:
Expenses, after Waivers	0.63%(g)	0.66%	0.63%	0.63%	0.63%	0.67%(h)
Expenses, prior to Waivers	0.66%(g)	0.72%	0.68%	0.74%	1.17%	1.09%(h)
Net investment income	2.90%(g)	1.85%	1.03%	0.12%	2.32%(c)	1.51%(h)
Portfolio turnover rate(i)	38%	67%	64%	109%	63%	82%

(a)	Per share amounts have been adjusted to reflect a one-for-five reverse stock split effective after the close of business on July 14, 2023.
(b)	Based on average shares outstanding.
(c)
Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $0.03 and 1.07%, respectively.

(d)
Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

(e)	The mean between the last bid and ask prices.
(f)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(g)	Annualized.
(h)	Ratios include non-recurring costs associated with a proxy statement of 0.04%.
(i)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44

Financial Highlights—(continued)
Invesco Pharmaceuticals ETF (PJP)
	Six Months Ended October 31, 2024 (Unaudited)	Years Ended April 30,
		2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of period	$77.20	$77.56	$75.94	$78.11	$62.54	$62.65
Net investment income(a)	0.42	0.74	0.67	0.73	0.53	0.55
Net realized and unrealized gain (loss) on investments	9.18	(0.36)	1.70 (b)	(2.19)	15.60	(0.08)
Total from investment operations	9.60	0.38	2.37	(1.46)	16.13	0.47
Distributions to shareholders from:
Net investment income	(0.41)	(0.74)	(0.75)	(0.71)	(0.56)	(0.58)
Net asset value at end of period	$86.39	$77.20	$77.56	$75.94	$78.11	$62.54
Market price at end of period(c)	$86.38	$77.23	$77.54	$75.97	$78.17	$62.49
Net Asset Value Total Return(d)	12.45%	0.51%	3.17%	(1.91)%	25.91%	0.83%
Market Price Total Return(d)	12.39%	0.58%	3.10%	(1.94)%	26.10%	0.77%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$280,769	$264,035	$305,601	$320,482	$358,503	$356,497
Ratio to average net assets of:
Expenses	0.58%(e)	0.56%	0.57%	0.56%	0.58%	0.56%
Net investment income	0.99%(e)	0.98%	0.88%	0.92%	0.76%	0.92%
Portfolio turnover rate(f)	19%	36%	36%	40%	48%	63%

(a)	Based on average shares outstanding.
(b)
Includes litigation proceeds received during the period. Had these litigation proceeds not been received, Net realized and unrealized gain (loss) on investments per share would have been $1.58. Total returns would have been lower.

(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45

Financial Highlights—(continued)
Invesco Semiconductors ETF (PSI)
	Six Months Ended October 31, 2024 (Unaudited)	Years Ended April 30,
		2024(a)	2023(a)	2022(a)	2021(a)	2020(a)
Per Share Operating Performance:
Net asset value at beginning of period	$53.82	$37.11	$36.44	$40.36	$21.20	$19.36
Net investment income(b)	0.04	0.12	0.20	0.12	0.06	0.10
Net realized and unrealized gain (loss) on investments	0.50	16.73	0.69	(3.94)	19.16	1.87
Total from investment operations	0.54	16.85	0.89	(3.82)	19.22	1.97
Distributions to shareholders from:
Net investment income	(0.05)	(0.14)	(0.22)	(0.10)	(0.06)	(0.13)
Net asset value at end of period	$54.31	$53.82	$37.11	$36.44	$40.36	$21.20
Market price at end of period(c)	$54.28	$53.82	$37.10	$36.44	$40.32	$21.24
Net Asset Value Total Return(d)	1.00%	45.46%	2.49%	(9.50)%	90.85%	10.23%
Market Price Total Return(d)	0.94%	45.49%	2.48%	(9.41)%	90.32%	10.51%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$703,835	$762,656	$511,013	$590,310	$633,276	$228,946
Ratio to average net assets of:
Expenses	0.55%(e)	0.56%	0.57%	0.55%	0.56%	0.57%
Net investment income	0.14%(e)	0.25%	0.55%	0.26%	0.20%	0.49%
Portfolio turnover rate(f)	37%	105%	108%	84%	95%	94%

(a)	Per share amounts have been adjusted to reflect a three-for-one stock split effective after the close of business on July 14, 2023.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46

Notes to Financial Statements
Invesco Exchange-Traded Fund Trust
October 31, 2024
(Unaudited)
NOTE 1—Organization
Invesco Exchange-Traded Fund Trust (the “Trust”) was organized as a Massachusetts business trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:
Full Name	Short Name
Invesco AI and Next Gen Software ETF (IGPT)	"AI and Next Gen Software ETF"
Invesco Biotechnology & Genome ETF (PBE)	"Biotechnology & Genome ETF"
Invesco Building & Construction ETF (PKB)	"Building & Construction ETF"
Invesco Energy Exploration & Production ETF (PXE)	"Energy Exploration & Production ETF"
Invesco Food & Beverage ETF (PBJ)	"Food & Beverage ETF"
Invesco Leisure and Entertainment ETF (PEJ)	"Leisure and Entertainment ETF"
Invesco Next Gen Connectivity ETF (KNCT)	"Next Gen Connectivity ETF"
Invesco Next Gen Media and Gaming ETF (GGME)	"Next Gen Media and Gaming ETF"
Invesco Oil & Gas Services ETF (PXJ)	"Oil & Gas Services ETF"
Invesco Pharmaceuticals ETF (PJP)	"Pharmaceuticals ETF"
Invesco Semiconductors ETF (PSI)	"Semiconductors ETF"
Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on NYSE Arca, Inc.
The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit”, as set forth in each Fund’s prospectus Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”), though each Fund reserves the right to issue and redeem Creation Units in exchange for cash. Except when aggregated in Creation Units by authorized participants (“APs”), the Shares are not individually redeemable securities of the Funds.
The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):
Fund	Underlying Index
AI and Next Gen Software ETF	STOXX World AC NexGen Software Development Index
Biotechnology & Genome ETF	Dynamic Biotech & Genome Intellidex® Index
Building & Construction ETF	Dynamic Building & Construction Intellidex® Index
Energy Exploration & Production ETF	Dynamic Energy Exploration & Production Intellidex® Index
Food & Beverage ETF	Dynamic Food & Beverage Intellidex® Index
Leisure and Entertainment ETF	Dynamic Leisure & Entertainment Intellidex® Index
Next Gen Connectivity ETF	STOXX World AC NexGen Connectivity Index
Next Gen Media and Gaming ETF	STOXX World AC NexGen Media Index
Oil & Gas Services ETF	Dynamic Oil Services Intellidex® Index
Pharmaceuticals ETF	Dynamic Pharmaceutical Intellidex® Index
Semiconductors ETF	Dynamic Semiconductor Intellidex® Index
NOTE 2—Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services—Investment Companies.

47

A.
Security Valuation - Securities, including restricted securities, are valued according to the following policies:
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day NAV per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment ("unreliable"). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity

48

to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price a Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, a Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.
The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of a Fund’s NAV and, accordingly, they reduce a Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.
C.
Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Dividends and Distributions to Shareholders - Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.
E.
Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax

49

benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.
The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Foreign Withholding Taxes - Certain Funds are subject to foreign withholding tax imposed by certain foreign countries in which the Funds may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. Certain Funds may file withholding tax refunds in certain jurisdictions to seek to recover a portion of amounts previously withheld. Certain Funds will record a receivable for such tax refunds based on several factors including; an assessment of a jurisdiction’s legal obligation to pay reclaims, administrative practices and payment history. Any receivables recorded will be shown under receivables for Foreign tax reclaims on the Statements of Assets and Liabilities. There is no guarantee that a Fund will receive refunds applied for in a timely manner or at all.
As a result of recent court rulings in certain countries across the European Union, tax refunds for previously withheld taxes on dividends earned in those countries have been received by investment companies. Any tax refund payments are reflected as Foreign withholding tax claims in the Statements of Operations, and any related interest is included in Unaffiliated interest income. Certain Funds may incur fees paid to third party providers that assist in the recovery of the tax reclaims. These fees are excluded from the unitary management fee and are reflected on the Statements of Operations as Professional fees, if any. In the event tax refunds received by a Fund during the fiscal year exceed the foreign withholding taxes paid by a Fund for the year, and the Fund previously passed foreign tax credits on to its shareholders, the Fund intends to enter into a closing agreement with the Internal Revenue Service in order to pay the associated liability on behalf of the Funds’ shareholders. For the six months ended October 31, 2024, the Funds did not enter into any closing agreements.
G.
Expenses - Next Gen Connectivity ETF has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Fund, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust or the Adviser (an "Interested Trustee"), or (iii) any other matters that directly benefit the Adviser).
Each Fund (except for Next Gen Connectivity ETF) is responsible for all of its own expenses, including, but not limited to, the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with executions of portfolio transactions, sub-licensing fees related to its respective Underlying Index, any distribution fees or expenses, litigation expenses, fees payable to the Trust’s Board members and officers who are not “interested persons” (as defined in the 1940 Act) of the Trust or the Adviser (the “Independent Trustees”), expenses incurred in connection with the Board members’ services, including travel expenses and legal fees of counsel for the Independent Trustees, and extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser).
Expenses of the Trust that are directly identifiable to a specific Fund, including expenses that are excluded from a Fund’s unitary management fee (if applicable), are applied to that Fund. Expenses of the Trust that are not readily identifiable to a specific Fund, including expenses that are excluded from a Fund’s unitary management fee (if applicable), are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.
To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.
H.
Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
I.
Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service

50

providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.
Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income, net on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.
Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, serves as an affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNYM”) also serves as a securities lending agent. To the extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended October 31, 2024, each Fund had affiliated securities lending transactions with Invesco. Fees paid to Invesco for securities lending agent services, which are included in Securities lending income, net on the Statements of Operations, were incurred by each Fund as listed below:
Amount
AI and Next Gen Software ETF	$703
Biotechnology & Genome ETF	8,391
Building & Construction ETF	527
Energy Exploration & Production ETF	6,226
Food & Beverage ETF	663
Leisure and Entertainment ETF	14,422
Next Gen Connectivity ETF	130
Next Gen Media and Gaming ETF	81
Oil & Gas Services ETF	1,707
Pharmaceuticals ETF	2,606
Semiconductors ETF	25,486

K.
Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Each Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on a Fund’s books

51

and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.
Each Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which a Fund invests.
The performance of a Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause a Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that a Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of a Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statements of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.
Other Risks
AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Additionally, investments in non-U.S. securities may have lower trading volumes or could experience extended market closures or trading halts. To the extent that a Fund invests in non-U.S. securities, it may face increased risks that APs may not be able to effectively create or redeem Creation Units, or that the Shares may be halted and/or delisted.
Emerging Markets Investment Risk. For certain Funds, investments in the securities of issuers in emerging market countries involve risks often not associated with investments in the securities of issuers in developed countries. Securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. In addition, information about such companies may be less available and reliable. Emerging markets usually are subject to greater market volatility, political, social and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than are more developed markets. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably, and the ability to bring and enforce actions, or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent and subject to sudden change. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information. In addition, lack of relevant data and reliable public information, including financial information, about securities in emerging markets may contribute to incorrect weightings and data and computational errors when a Fund’s index provider selects securities for inclusion in the Fund’s Underlying Index or rebalances the Underlying Index.
Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

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Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Foreign securities are also subject to the risks of expropriation, nationalization, political instability or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. To the extent a Fund invests in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund’s returns. From time to time, certain companies in which the Funds invest may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. Government and the United Nations and/or in countries the U.S. Government identified as state sponsors of terrorism. One or more of these companies may be subject to constraints under U.S. law or regulations that could negatively affect the company’s performance. Additionally, one or more of these companies could suffer damage to its reputation if the market identifies it as a company that invests or deals with countries that the U.S. Government identifies as state sponsors of terrorism or subjects to sanctions.
Index Risk. Unlike many investment companies that are "actively managed", each Fund is a "passive" investor and therefore does not utilize an investing strategy that seeks returns in excess of its respective Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. If a specific security is removed from an Underlying Index, its respective Fund may be forced to sell such security at an inopportune time or for a price lower than the security’s current market value. An Underlying Index may not contain the appropriate mix of securities for any particular economic cycle. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule. Further, unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the impact of periods of market volatility or market decline. This means that, based on certain market and economic conditions, a Fund’s performance could be lower than other types of funds with investment advisers that actively manage their portfolio assets to take advantage of market opportunities or defend against market events.
Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.
Market Risk. Securities in each Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in an Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises or other events could result in increased premiums or discounts to each Fund’s NAV.
Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.
Non-Diversified Fund Risk. Because each Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than can a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.
Portfolio Turnover Risk. Certain Funds may engage in frequent trading of their portfolio securities in connection with the rebalancing or adjustment of their respective Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for a Fund. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to a Fund’s shareholders, a Fund will seek to utilize the in-kind creation and redemption mechanism to minimize the realization of capital gains to the extent possible.

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Small- and Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.
Valuation Time Risk. Because foreign exchanges may be open on days when a Fund does not price its Shares, the value of the non-U.S. securities in a Fund’s portfolio may change on days when you will not be able to purchase or sell your Shares. As a result, trading spreads and the resulting premium or discount on the Shares may widen, and, therefore, increase the difference between the market price of the Shares and the NAV of such Shares.
NOTE 3—Investment Advisory Agreements and Other Agreements
The Trust has entered into Investment Advisory Agreements with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.
Pursuant to an Investment Advisory Agreement, each Fund (except for Next Gen Connectivity ETF) accrues daily and pays monthly to the Adviser an annual fee of 0.50% of the Fund’s average daily net assets.
Pursuant to another Investment Advisory Agreement, Next Gen Connectivity ETF accrues daily and pays monthly to the Adviser an annual unitary management fee of 0.40% of the Fund’s average daily net assets. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Fund, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser).
The Trust also has entered into an Amended and Restated Excess Expense Agreement (the “Expense Agreement”) with the Adviser on behalf of each Fund (except Next Gen Connectivity ETF), pursuant to which the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes, acquired fund fees and expenses, if any, and extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser)) of each Fund (except Next Gen Connectivity ETF) from exceeding 0.60% of the Fund’s average daily net assets per year (the “Expense Cap”), through at least August 31, 2026. Unless the Adviser continues the Expense Agreement, it will terminate on August 31, 2026. During its term, the Expense Agreement cannot be terminated or amended to increase a Fund’s Expense Cap without approval of the Board of Trustees.
The Adviser did not waive fees and/or pay Fund expenses during the period under the Expense Cap for AI and Next Gen Software ETF, Biotechnology & Genome ETF, Building & Construction ETF, Energy Exploration & Production ETF, Food & Beverage ETF, Leisure and Entertainment ETF, Pharmaceuticals ETF and Semiconductors ETF.
Further, through at least August 31, 2026, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. This waiver does not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date. This waiver is not subject to recapture by the Adviser.
For the six months ended October 31, 2024, the Adviser waived fees and/or paid Fund expenses for each Fund in the following amounts:
AI and Next Gen Software ETF	$121
Biotechnology & Genome ETF	114
Building & Construction ETF	81
Energy Exploration & Production ETF	70
Food & Beverage ETF	85
Leisure and Entertainment ETF	119
Next Gen Connectivity ETF	10
Next Gen Media and Gaming ETF	33,831
Oil & Gas Services ETF	11,929
Pharmaceuticals ETF	107
Semiconductors ETF	152

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For each Fund (except for Next Gen Connectivity ETF), the fees waived and/or expenses borne by the Adviser pursuant to the Expense Cap are subject to recapture by the Adviser for up to three years from the date the fees were waived or the expenses were incurred, but no recapture payment will be made by the Funds if it would result in the Funds exceeding (i) the Expense Cap or (ii) the expense cap in effect at the time the fees and/or expenses subject to recapture were waived and/or borne by the Adviser.
For the following Funds, the amounts available for potential future recapture by the Adviser under the Expense Agreement and the expiration schedule as of October 31, 2024 are as follows:
	Total Potential Recapture Amounts	Potential Recapture Amounts Expiring
		4/30/25	4/30/26	4/30/27	10/31/27
Next Gen Media and Gaming ETF	$173,880	$12,359	$58,501	$69,227	$33,793
Oil & Gas Services ETF	107,866	22,715	33,302	39,985	11,864
The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.
The Adviser has entered into a licensing agreement on behalf of each Fund with the following entities (each, a “Licensor”):
Fund	Licensor
AI and Next Gen Software ETF	STOXX Ltd.
Biotechnology & Genome ETF	ICE Data Indices, LLC
Building & Construction ETF	ICE Data Indices, LLC
Energy Exploration & Production ETF	ICE Data Indices, LLC
Food & Beverage ETF	ICE Data Indices, LLC
Leisure and Entertainment ETF	ICE Data Indices, LLC
Next Gen Connectivity ETF	STOXX Ltd.
Next Gen Media and Gaming ETF	STOXX Ltd.
Oil & Gas Services ETF	ICE Data Indices, LLC
Pharmaceuticals ETF	ICE Data Indices, LLC
Semiconductors ETF	ICE Data Indices, LLC
Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are required to pay the sub-licensing fees that are shown on the Statements of Operations. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.
The Trust has entered into service agreements whereby BNYM, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.
For the six months ended October 31, 2024, the Funds incurred brokerage commissions with Invesco Capital Markets, Inc. ("ICMI"), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Funds, as listed below:
AI and Next Gen Software ETF	$5,227
Biotechnology & Genome ETF	20,090
Building & Construction ETF	8,626
Energy Exploration & Production ETF	12,604
Food & Beverage ETF	16,491
Leisure and Entertainment ETF	36,809
Next Gen Connectivity ETF	743
Next Gen Media and Gaming ETF	744
Oil & Gas Services ETF	14,698
Pharmaceuticals ETF	16,868
Semiconductors ETF	21,609
Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.

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NOTE 4—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events cause market movements to occur after the close of the relevant foreign securities markets, foreign securities held by certain Funds may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of October 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
AI and Next Gen Software ETF
Investments in Securities
Common Stocks & Other Equity Interests	$342,866,437	$46,143,876	$-	$389,010,313
Money Market Funds	-	16,984,679	-	16,984,679
Total Investments	$342,866,437	$63,128,555	$-	$405,994,992
Biotechnology & Genome ETF
Investments in Securities
Common Stocks & Other Equity Interests	$257,282,795	$-	$-	$257,282,795
Money Market Funds	95,543	42,491,829	-	42,587,372
Total Investments	$257,378,338	$42,491,829	$-	$299,870,167
Building & Construction ETF
Investments in Securities
Common Stocks & Other Equity Interests	$390,309,153	$-	$-	$390,309,153
Money Market Funds	244,533	7,490,656	-	7,735,189
Total Investments	$390,553,686	$7,490,656	$-	$398,044,342
Energy Exploration & Production ETF
Investments in Securities
Common Stocks & Other Equity Interests	$106,562,685	$-	$-	$106,562,685
Money Market Funds	240,906	26,902,378	-	27,143,284
Total Investments	$106,803,591	$26,902,378	$-	$133,705,969
Food & Beverage ETF
Investments in Securities
Common Stocks & Other Equity Interests	$112,678,964	$-	$-	$112,678,964
Money Market Funds	215,609	13,642,237	-	13,857,846
Total Investments	$112,894,573	$13,642,237	$-	$126,536,810
Leisure and Entertainment ETF
Investments in Securities
Common Stocks & Other Equity Interests	$239,088,000	$-	$-	$239,088,000
Money Market Funds	271,749	57,202,935	-	57,474,684
Total Investments	$239,359,749	$57,202,935	$-	$296,562,684

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	Level 1	Level 2	Level 3	Total
Next Gen Connectivity ETF
Investments in Securities
Common Stocks & Other Equity Interests	$31,339,531	$10,257,141	$-	$41,596,672
Money Market Funds	-	1,158,837	-	1,158,837
Total Investments	$31,339,531	$11,415,978	$-	$42,755,509
Next Gen Media and Gaming ETF
Investments in Securities
Common Stocks & Other Equity Interests	$31,515,177	$9,163,745	$-	$40,678,922
Money Market Funds	138,829	2,345,207	-	2,484,036
Total Investments	$31,654,006	$11,508,952	$-	$43,162,958
Oil & Gas Services ETF
Investments in Securities
Common Stocks & Other Equity Interests	$42,386,656	$-	$-	$42,386,656
Money Market Funds	132,049	7,103,173	-	7,235,222
Total Investments	$42,518,705	$7,103,173	$-	$49,621,878
Pharmaceuticals ETF
Investments in Securities
Common Stocks & Other Equity Interests	$280,631,203	$-	$0	$280,631,203
Money Market Funds	188,500	51,788,625	-	51,977,125
Total Investments	$280,819,703	$51,788,625	$0	$332,608,328
Semiconductors ETF
Investments in Securities
Common Stocks & Other Equity Interests	$703,746,366	$-	$-	$703,746,366
Money Market Funds	391,159	87,806,472	-	88,197,631
Total Investments	$704,137,525	$87,806,472	$-	$791,943,997
NOTE 5—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.
Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Funds had capital loss carryforwards as of April 30, 2024, as follows:
	No expiration
	Short-Term	Long-Term	Total*
AI and Next Gen Software ETF	$163,475,054	$18,785,659	$182,260,713
Biotechnology & Genome ETF	267,456,168	41,817,084	309,273,252
Building & Construction ETF	94,449,316	8,119,489	102,568,805
Energy Exploration & Production ETF	106,089,671	43,383,602	149,473,273
Food & Beverage ETF	103,077,796	13,437,412	116,515,208
Leisure and Entertainment ETF	454,758,851	108,136,776	562,895,627
Next Gen Connectivity ETF	45,389,413	7,623,535	53,012,948
Next Gen Media and Gaming ETF	92,208,203	17,503,793	109,711,996
Oil & Gas Services ETF	61,436,917	50,039,980	111,476,897
Pharmaceuticals ETF	191,616,760	277,081,751	468,698,511
Semiconductors ETF	146,751,466	-	146,751,466

*
Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

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NOTE 6—Investment Transactions
For the six months ended October 31, 2024, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:
	Purchases	Sales
AI and Next Gen Software ETF	$52,675,872	$48,230,250
Biotechnology & Genome ETF	138,297,170	137,118,408
Building & Construction ETF	268,085,629	264,027,456
Energy Exploration & Production ETF	42,379,557	42,176,672
Food & Beverage ETF	91,573,028	91,554,764
Leisure and Entertainment ETF	198,036,338	198,176,572
Next Gen Connectivity ETF	4,575,253	4,878,677
Next Gen Media and Gaming ETF	9,226,454	8,522,632
Oil & Gas Services ETF	31,129,565	31,457,012
Pharmaceuticals ETF	56,267,537	54,403,715
Semiconductors ETF	302,161,606	296,023,332
For the six months ended October 31, 2024, in-kind transactions associated with creations and redemptions were as follows:
	In-kind Purchases	In-kind Sales
AI and Next Gen Software ETF	$94,228,163	$4,461,046
Biotechnology & Genome ETF	72,383,659	90,093,855
Building & Construction ETF	299,881,400	227,674,313
Energy Exploration & Production ETF	9,631,789	30,121,366
Food & Beverage ETF	5,522,228	17,865,590
Leisure and Entertainment ETF	46,840,076	110,033,740
Next Gen Connectivity ETF	-	1,713,850
Next Gen Media and Gaming ETF	10,902,724	6,147,135
Oil & Gas Services ETF	22,073,897	63,028,298
Pharmaceuticals ETF	17,683,689	31,934,890
Semiconductors ETF	285,566,454	347,184,196
Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.
As of October 31, 2024, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost
AI and Next Gen Software ETF	$72,961,448	$(20,892,923)	$52,068,525	$353,926,467
Biotechnology & Genome ETF	42,933,167	(13,928,064)	29,005,103	270,865,064
Building & Construction ETF	63,329,141	(5,607,825)	57,721,316	340,323,026
Energy Exploration & Production ETF	5,767,096	(15,378,849)	(9,611,753)	143,317,722
Food & Beverage ETF	9,228,245	(6,185,041)	3,043,204	123,493,606
Leisure and Entertainment ETF	36,835,194	(12,284,375)	24,550,819	272,011,865
Next Gen Connectivity ETF	11,132,353	(1,397,638)	9,734,715	33,020,794
Next Gen Media and Gaming ETF	8,569,659	(1,129,520)	7,440,139	35,722,819
Oil & Gas Services ETF	1,650,317	(9,149,229)	(7,498,912)	57,120,790
Pharmaceuticals ETF	60,622,495	(26,699,941)	33,922,554	298,685,774
Semiconductors ETF	120,987,769	(28,983,118)	92,004,651	699,939,346
NOTE 7—Trustees’ and Officer’s Fees
Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees and an Officer of the Trust. The Adviser, as a result of the unitary management fee, pays for such compensation for Next Gen Connectivity ETF. Interested Trustees do not receive any Trustees’ fees.

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The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.
NOTE 8—Capital
Shares are issued and redeemed by each Fund only in Creation Units as discussed in Note 1. Only APs are permitted to purchase or redeem Creation Units from the Funds.
To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.
Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.
Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

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Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.

60

©2024 Invesco Capital Management LLC
3500 Lacey Road, Suite 700
Downers Grove, IL 60515
P-IND-NCSRS
invesco.com/ETFs

Invesco Semi-Annual Financial Statements and Other Information
October 31, 2024
PKW	Invesco BuyBack AchieversTM ETF
PFM	Invesco Dividend AchieversTM ETF
DJD	Invesco Dow Jones Industrial Average Dividend ETF
PGF	Invesco Financial Preferred ETF
PEY	Invesco High Yield Equity Dividend AchieversTM ETF
PID	Invesco International Dividend AchieversTM ETF

2

Invesco BuyBack AchieversTM ETF (PKW)

October 31, 2024

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.97%
Communication Services-11.64%
CarGurus, Inc.(b)	36,529	$1,133,129
Comcast Corp., Class A	1,453,592	63,478,363
Fox Corp., Class A(c)	93,925	3,944,850
Liberty Global Ltd., Class A (Belgium)(b)(c)	72,264	1,431,550
Liberty Latin America Ltd., Class C(b)	65,223	631,359
Nexstar Media Group, Inc., Class A(c)	13,487	2,372,633
Scholastic Corp.	11,418	283,509
Sinclair, Inc.(c)	17,806	307,509
Stagwell, Inc.(b)(c)	46,715	290,100
TEGNA, Inc.	69,167	1,136,414
T-Mobile US, Inc.	294,226	65,659,474
ZipRecruiter, Inc., Class A(b)(c)	32,070	297,289
		140,966,179
Consumer Discretionary-21.29%
Academy Sports & Outdoors, Inc.(c)	29,396	1,495,081
Acushnet Holdings Corp.(c)	25,844	1,584,237
Adtalem Global Education, Inc.(b)	15,758	1,275,137
Asbury Automotive Group, Inc.(b)(c)	8,354	1,903,375
AutoNation, Inc.(b)	16,590	2,579,247
AutoZone, Inc.(b)	7,143	21,493,287
Booking Holdings, Inc.	14,016	65,542,320
Boyd Gaming Corp.	38,366	2,658,380
Brunswick Corp.	27,688	2,207,841
Cavco Industries, Inc.(b)(c)	3,450	1,413,793
Chegg, Inc.(b)(c)	43,344	69,350
Choice Hotels International, Inc.(c)	19,741	2,754,067
Dave & Buster’s Entertainment, Inc.(b)(c)	16,431	606,797
Denny’s Corp.(b)(c)	21,479	137,680
Designer Brands, Inc., Class A(c)	19,971	104,049
Dillard’s, Inc., Class A(c)	5,098	1,894,009
El Pollo Loco Holdings, Inc.(b)	12,513	152,909
Expedia Group, Inc.(b)	52,118	8,146,565
Genesco, Inc.(b)(c)	4,691	120,184
Group 1 Automotive, Inc.(c)	5,604	2,041,649
H&R Block, Inc.	57,840	3,454,783
Hilton Grand Vacations, Inc.(b)(c)	42,436	1,565,040
Hilton Worldwide Holdings, Inc.	103,031	24,196,830
Jack in the Box, Inc.(c)	7,997	393,852
KB Home	31,443	2,468,276
Landsea Homes Corp.(b)(c)	15,166	157,423
Marriott International, Inc., Class A	117,705	30,605,654
Marriott Vacations Worldwide Corp.	14,657	1,129,029
MGM Resorts International(b)(c)	127,006	4,682,711
Murphy USA, Inc.	8,568	4,185,040
ODP Corp. (The)(b)(c)	14,040	435,661
O’Reilly Automotive, Inc.(b)	24,252	27,965,951
Papa John’s International, Inc.(c)	13,641	714,652
Penske Automotive Group, Inc.	27,917	4,203,463
PulteGroup, Inc.	86,766	11,238,800
PVH Corp.	23,336	2,297,663
RH(b)(c)	7,727	2,457,572
Six Flags Entertainment Corp.(c)	41,926	1,652,304
Solo Brands, Inc., Class A(b)(c)	24,479	30,599
Sonic Automotive, Inc., Class A(c)	9,236	523,958
Toll Brothers, Inc.	42,217	6,182,258
Travel + Leisure Co.	29,167	1,394,474
	Shares	Value
Consumer Discretionary-(continued)
Vail Resorts, Inc.(c)	15,673	$2,596,859
Valvoline, Inc.(b)(c)	53,879	2,170,246
Wyndham Hotels & Resorts, Inc.	33,021	2,916,415
		257,799,470
Consumer Staples-0.21%
Beauty Health Co. (The)(b)(c)	51,853	83,743
Lifeway Foods, Inc.(b)	6,184	164,556
Seaboard Corp.	406	1,123,000
Seneca Foods Corp., Class A(b)	2,208	136,521
Spectrum Brands Holdings, Inc.(c)	11,720	1,050,346
		2,558,166
Energy-6.14%
California Resources Corp.(c)	37,454	1,946,484
CNX Resources Corp.(b)(c)	63,228	2,151,649
CONSOL Energy, Inc.(c)	12,290	1,363,207
Delek US Holdings, Inc.	26,983	422,824
Helmerich & Payne, Inc.(c)	41,290	1,387,344
HF Sinclair Corp.	79,780	3,080,306
Liberty Energy, Inc., Class A(c)	69,125	1,179,964
Marathon Petroleum Corp.	139,931	20,355,762
Newpark Resources, Inc.(b)(c)	36,151	240,766
Peabody Energy Corp.	52,639	1,382,826
Phillips 66	175,004	21,318,987
SM Energy Co.(c)	47,838	2,007,761
Solaris Oilfield Infrastructure, Inc., Class A(c)	12,681	166,628
Valero Energy Corp.	133,951	17,381,482
		74,385,990
Financials-21.32%
Affiliated Managers Group, Inc.	12,465	2,416,963
Aflac, Inc.	234,147	24,536,264
American International Group, Inc.	269,236	20,429,628
Brighthouse Financial, Inc.(b)	25,402	1,201,515
Cannae Holdings, Inc.	26,230	520,665
Citizens Financial Group, Inc.	187,435	7,894,762
Discover Financial Services	104,973	15,581,142
Eagle Bancorp, Inc.	12,617	330,692
Employers Holdings, Inc.	10,384	505,908
Enova International, Inc.(b)	11,036	959,139
Equitable Holdings, Inc.	132,503	6,007,686
Euronet Worldwide, Inc.(b)(c)	18,779	1,849,168
First Bancorp	68,513	1,320,931
Fiserv, Inc.(b)	240,711	47,636,707
Genworth Financial, Inc., Class A(b)	180,631	1,217,453
HarborOne Bancorp, Inc.	18,567	220,390
Hartford Financial Services Group, Inc. (The)	122,509	13,529,894
International Money Express, Inc.(b)	13,633	239,804
Jefferies Financial Group, Inc.	85,916	5,496,906
Loews Corp.	91,780	7,246,949
MBIA, Inc.(b)(c)	21,335	84,060
MetLife, Inc.	292,805	22,961,768
MGIC Investment Corp.	108,385	2,713,960
Mr. Cooper Group, Inc.(b)	26,960	2,387,308
Navient Corp.(c)	45,744	650,937
Northeast Community Bancorp, Inc.(c)	5,862	152,177

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco BuyBack AchieversTM ETF (PKW)—(continued)

October 31, 2024

(Unaudited)

	Shares	Value
Financials-(continued)
Northfield Bancorp, Inc.	18,056	$212,519
Old Republic International Corp.	108,076	3,775,095
Open Lending Corp., Class A(b)(c)	49,859	279,210
Oppenheimer Holdings, Inc., Class A	4,278	241,408
Pathward Financial, Inc.	10,443	738,947
PayPal Holdings, Inc.(b)	427,437	33,895,754
Primerica, Inc.	14,143	3,914,924
ProAssurance Corp.(b)	21,388	318,467
PROG Holdings, Inc.	17,695	772,741
SLM Corp.(c)	90,921	2,002,990
Southside Bancshares, Inc.(c)	12,654	409,990
State Street Corp.	124,853	11,586,358
Synchrony Financial	165,244	9,111,554
Virtu Financial, Inc., Class A(c)	36,456	1,128,678
Waterstone Financial, Inc.(c)	8,135	119,910
Western Union Co. (The)(c)	141,225	1,519,581
		258,120,902
Health Care-13.53%
AMN Healthcare Services, Inc.(b)(c)	15,889	602,829
AnaptysBio, Inc.(b)(c)	12,620	272,971
Azenta, Inc.(b)(c)	20,451	840,332
Bruker Corp.	63,298	3,583,300
Cardinal Health, Inc.	101,164	10,978,317
Centene Corp.(b)	219,933	13,693,029
Cross Country Healthcare, Inc.(b)(c)	14,135	161,280
Cullinan Therapeutics, Inc.(b)(c)	24,240	376,932
HCA Healthcare, Inc.	107,901	38,708,405
Innoviva, Inc.(b)(c)	26,158	511,650
Integra LifeSciences Holdings Corp.(b)	32,437	608,518
Johnson & Johnson	374,655	59,892,348
McKesson Corp.	54,218	27,140,989
Tenet Healthcare Corp.(b)	40,063	6,210,566
Theravance Biopharma, Inc.(b)(c)	20,454	168,541
Zynex, Inc.(b)(c)	13,272	114,537
		163,864,544
Industrials-17.08%
Advanced Drainage Systems, Inc.	32,413	4,858,061
Air Transport Services Group, Inc.(b)(c)	27,495	474,014
Atkore, Inc.	14,995	1,285,971
Avis Budget Group, Inc.(c)	14,911	1,237,613
Builders FirstSource, Inc.(b)	48,690	8,345,466
CACI International, Inc., Class A(b)	9,325	5,152,622
Carlisle Cos., Inc.	19,334	8,163,395
Core & Main, Inc., Class A(b)	80,546	3,566,577
CSG Systems International, Inc.(c)	12,336	574,981
CSX Corp.	810,586	27,268,113
Deere & Co.	114,392	46,293,299
DXP Enterprises, Inc.(b)(c)	6,601	323,977
Expeditors International of Washington, Inc.	59,006	7,021,714
Greenbrier Cos., Inc. (The)	13,016	771,458
Griffon Corp.(c)	20,597	1,295,139
Hertz Global Holdings, Inc.(b)(c)	127,644	354,850
Huron Consulting Group, Inc.(b)	7,438	860,800
Kelly Services, Inc., Class A	13,491	269,685
Liquidity Services, Inc.(b)(c)	12,766	275,490
Lockheed Martin Corp.	99,657	54,417,705
Matson, Inc.	14,039	2,174,501
Radiant Logistics, Inc.(b)(c)	19,525	129,841
	Shares	Value
Industrials-(continued)
Ryder System, Inc.	18,097	$2,647,229
SkyWest, Inc.(b)	16,768	1,596,314
Sun Country Airlines Holdings, Inc.(b)	22,079	310,210
TaskUS, Inc., Class A (Philippines)(b)(c)	7,811	98,731
Textron, Inc.	78,336	6,299,781
TriNet Group, Inc.(c)	20,769	1,763,080
Verisk Analytics, Inc.	59,547	16,358,752
WillScot Holdings Corp.(b)(c)	78,808	2,611,697
		206,801,066
Information Technology-3.56%
AppLovin Corp., Class A(b)	124,199	21,038,069
Arrow Electronics, Inc.(b)	22,136	2,626,879
ASGN, Inc.(b)	18,731	1,725,125
DigitalOcean Holdings, Inc.(b)(c)	38,491	1,523,474
DXC Technology Co.(b)	75,598	1,501,376
GoDaddy, Inc., Class A(b)	58,941	9,831,359
Hackett Group, Inc. (The)	11,559	281,115
Insight Enterprises, Inc.(b)(c)	13,624	2,383,110
InterDigital, Inc.(c)	10,507	1,580,673
Magnachip Semiconductor Corp. (South Korea)(b)	15,661	69,065
ON24, Inc.(b)(c)	17,363	105,046
Xerox Holdings Corp.(c)	51,922	424,203
		43,089,494
Materials-3.23%
Alpha Metallurgical Resources, Inc.(c)	5,442	1,133,569
Ashland, Inc.(c)	20,416	1,726,581
Berry Global Group, Inc.(c)	47,914	3,375,541
DuPont de Nemours, Inc.	174,555	14,486,319
Eagle Materials, Inc.	14,056	4,012,426
Ecovyst, Inc.(b)(c)	48,695	324,309
Huntsman Corp.	72,329	1,591,238
LSB Industries, Inc.(b)(c)	29,945	245,549
Olin Corp.	49,144	2,016,378
Ryerson Holding Corp.(c)	13,882	302,489
Steel Dynamics, Inc.	64,514	8,419,077
Sylvamo Corp.(c)	17,142	1,457,413
		39,090,889
Real Estate-0.49%
Douglas Emmett, Inc.(c)	69,994	1,245,193
Farmland Partners, Inc.(c)	20,139	235,828
JBG SMITH Properties, (Acquired 01/31/2023 - 10/31/2024; Cost $694,691)(d)	36,170	614,890
National Storage Affiliates Trust(c)	31,762	1,338,768
Park Hotels & Resorts, Inc.	87,348	1,213,264
Pebblebrook Hotel Trust	50,382	603,577
Xenia Hotels & Resorts, Inc.(c)	42,631	604,081
		5,855,601
Utilities-1.48%
Vistra Corp.	143,642	17,949,504
Total Common Stocks & Other Equity Interests (Cost $1,035,036,683)		1,210,481,805

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco BuyBack AchieversTM ETF (PKW)—(continued)

October 31, 2024

(Unaudited)

	Shares	Value
Money Market Funds-0.14%
Invesco Government & Agency Portfolio, Institutional Class, 4.77%(e)(f) (Cost $1,726,136)	1,726,136	$1,726,136
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.11% (Cost $1,036,762,819)		1,212,207,941
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-5.36%
Invesco Private Government Fund, 4.84%(e)(f)(g)	18,098,523	18,098,523
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.99%(e)(f)(g)	46,810,505	$46,824,548
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $64,926,791)		64,923,071
TOTAL INVESTMENTS IN SECURITIES-105.47% (Cost $1,101,689,610)		1,277,131,012
OTHER ASSETS LESS LIABILITIES-(5.47)%		(66,198,563)
NET ASSETS-100.00%		$1,210,932,449

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2024.
(d)	Restricted security. The value of this security at October 31, 2024 represented less than 1% of the Fund’s Net Assets.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2024.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,218,822	$9,464,566	$(8,957,252)	$-	$-	$1,726,136	$29,985
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	17,741,055	74,965,097	(74,607,629)	-	-	18,098,523	399,946 *
Invesco Private Prime Fund	45,618,982	124,848,912	(123,641,935)	2,235	(3,646)	46,824,548	1,053,007 *
Total	$64,578,859	$209,278,575	$(207,206,816)	$2,235	$(3,646)	$66,649,207	$1,482,938

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of October 31, 2024.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco Dividend AchieversTM ETF (PFM)

October 31, 2024

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Communication Services-1.63%
Cogent Communications Holdings, Inc.(b)	1,458	$117,034
Comcast Corp., Class A	119,195	5,205,246
Interpublic Group of Cos., Inc. (The)	11,639	342,187
John Wiley & Sons, Inc., Class A(b)	1,408	69,414
Nexstar Media Group, Inc., Class A	968	170,290
Verizon Communications, Inc.	129,958	5,475,130
		11,379,301
Consumer Discretionary-4.93%
Best Buy Co., Inc.	6,634	599,913
Brunswick Corp.(b)	2,107	168,012
Churchill Downs, Inc.(b)	2,279	319,288
Dillard’s, Inc., Class A(b)	383	142,292
Domino’s Pizza, Inc.(b)	1,067	441,450
Genuine Parts Co.	4,283	491,260
Haverty Furniture Cos., Inc., (Acquired 03/17/2023 - 06/16/2023; Cost $14,905)(b)(c)	469	10,388
Home Depot, Inc. (The)	30,736	12,102,300
Johnson Outdoors, Inc., Class A(b)	284	8,980
Lithia Motors, Inc., Class A(b)	835	277,529
Lowe’s Cos., Inc.	17,528	4,589,356
McDonald’s Corp.	22,149	6,469,944
Monro, Inc.(b)	909	24,916
NIKE, Inc., Class B	37,123	2,863,297
Polaris, Inc.(b)	1,738	121,504
Pool Corp.	1,174	424,565
Service Corp. International(b)	4,490	366,609
Shoe Carnival, Inc.	822	28,170
Starbucks Corp.	35,040	3,423,408
Thor Industries, Inc.	1,642	170,899
Tractor Supply Co.(b)	3,324	882,555
Williams-Sonoma, Inc.	3,895	522,436
Worthington Enterprises, Inc.(b)	1,538	58,906
		34,507,977
Consumer Staples-12.61%
Altria Group, Inc.	52,686	2,869,279
Andersons, Inc. (The)	1,032	46,853
Archer-Daniels-Midland Co.	14,735	813,519
Brown-Forman Corp., Class B(b)	9,431	415,247
Casey’s General Stores, Inc.	1,135	447,213
Church & Dwight Co., Inc.	7,496	748,925
Clorox Co. (The)	3,837	608,356
Coca-Cola Co. (The)	133,142	8,695,504
Colgate-Palmolive Co.	25,232	2,364,491
Costco Wholesale Corp.	13,693	11,970,147
Flowers Foods, Inc.(b)	6,483	144,117
Hershey Co. (The)	4,545	807,101
Hormel Foods Corp.	16,847	514,676
Ingredion, Inc.	2,025	268,839
J&J Snack Foods Corp.(b)	607	99,621
J.M. Smucker Co. (The)	3,270	371,178
Kellanova	10,475	844,809
Kimberly-Clark Corp.	10,368	1,391,178
Kroger Co. (The)	22,403	1,249,415
Lancaster Colony Corp.	834	144,782
McCormick & Co., Inc.	7,736	605,265
	Shares	Value
Consumer Staples-(continued)
Mondelez International, Inc., Class A	41,437	$2,837,606
Oil-Dri Corp.of America	161	10,924
PepsiCo, Inc.	42,384	7,039,135
Philip Morris International, Inc.	47,981	6,367,079
Procter & Gamble Co. (The)	72,561	11,985,626
SpartanNash Co.	1,057	22,239
Sysco Corp.	15,313	1,147,709
Target Corp.	14,239	2,136,419
Tootsie Roll Industries, Inc.(b)	1,268	36,988
Tyson Foods, Inc., Class A	8,801	515,651
Universal Corp.(b)	775	39,463
Walgreens Boots Alliance, Inc.	26,536	251,030
Walmart, Inc.	248,680	20,379,326
WD-40 Co.	425	111,380
		88,301,090
Energy-4.20%
Chevron Corp.	56,469	8,403,716
Delek Logistics Partners L.P.	1,338	51,607
Enterprise Products Partners L.P.	66,962	1,919,131
Exxon Mobil Corp.	137,464	16,053,046
MPLX L.P.	31,283	1,389,591
Phillips 66	12,891	1,570,382
		29,387,473
Financials-19.99%
1st Source Corp.	772	45,726
Aflac, Inc.	17,259	1,808,571
Allstate Corp. (The)	8,147	1,519,578
American Financial Group, Inc.	2,565	330,705
Ameriprise Financial, Inc.	3,034	1,548,250
AMERISAFE, Inc.	599	32,376
Aon PLC, Class A	6,692	2,455,094
Arbor Realty Trust, Inc.(b)	5,793	85,389
Arrow Financial Corp.	534	15,240
Arthur J. Gallagher & Co.	6,764	1,902,037
Associated Banc-Corp(b)	4,648	110,344
Assurant, Inc.	1,600	306,720
Assured Guaranty Ltd.	1,709	142,633
Atlantic Union Bankshares Corp.	2,765	104,517
AXIS Capital Holdings Ltd.	2,589	202,615
BancFirst Corp.	1,004	109,145
Bank of America Corp.	239,564	10,018,566
Bank of Marin Bancorp	505	11,216
Bank of New York Mellon Corp. (The)	22,867	1,723,257
Bank OZK(b)	3,485	152,469
Blackrock, Inc.	4,592	4,504,890
BOK Financial Corp.	2,010	213,522
Brown & Brown, Inc.	8,784	919,158
Cadence Bank(b)	5,609	187,509
Cass Information Systems, Inc.(b)	427	17,661
Cboe Global Markets, Inc.	3,251	694,316
Chubb Ltd.	12,472	3,522,592
Cincinnati Financial Corp.	4,823	679,223
City Holding Co.(b)	464	54,102
CME Group, Inc., Class A	11,106	2,502,848
CNO Financial Group, Inc.	3,358	115,515
Cohen & Steers, Inc.(b)	1,523	150,427
Commerce Bancshares, Inc.(b)	3,984	249,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco Dividend AchieversTM ETF (PFM)—(continued)

October 31, 2024

(Unaudited)

	Shares	Value
Financials-(continued)
Community Financial System, Inc.(b)	1,642	$100,392
Community Trust Bancorp, Inc.	564	29,215
Cullen/Frost Bankers, Inc.(b)	1,983	252,535
Discover Financial Services	7,708	1,144,098
Erie Indemnity Co., Class A	1,419	636,904
Evercore, Inc., Class A	1,184	312,777
FactSet Research Systems, Inc.	1,165	528,980
Federal Agricultural Mortgage Corp., Class C(b)	292	53,515
Fidelity National Financial, Inc.(b)	8,423	506,812
Fifth Third Bancorp	20,735	905,705
First American Financial Corp.	3,173	203,548
First Community Bankshares, Inc.	580	24,047
First Financial Bankshares, Inc.(b)	4,388	158,582
First Financial Corp.	368	15,809
First Interstate BancSystem, Inc., Class A	3,199	98,529
First Merchants Corp.	1,830	67,802
First of Long Island Corp. (The)	707	8,891
Franklin Resources, Inc.	16,186	336,183
German American Bancorp, Inc.(b)	899	36,401
Globe Life, Inc.	2,775	293,040
Goldman Sachs Group, Inc. (The)	9,755	5,051,041
Great Southern Bancorp, Inc.(b)	369	20,919
Hanover Insurance Group, Inc. (The)	1,094	162,273
Hartford Financial Services Group, Inc. (The)	9,050	999,482
Heritage Financial Corp.	1,066	24,507
Hingham Institution for Savings (The)	67	16,986
Home BancShares, Inc.	6,188	168,871
Horace Mann Educators Corp.	1,253	46,662
Horizon Bancorp, Inc.(b)	1,354	21,691
Independent Bank Corp.(b)	1,302	81,896
Intercontinental Exchange, Inc.	17,735	2,764,354
International Bancshares Corp.	1,919	117,558
Jack Henry & Associates, Inc.(b)	2,254	410,070
JPMorgan Chase & Co.	88,011	19,531,401
KeyCorp	28,719	495,403
Lakeland Financial Corp.(b)	786	51,145
MarketAxess Holdings, Inc.	1,158	335,148
Marsh & McLennan Cos., Inc.	15,228	3,323,359
Mastercard, Inc., Class A	28,320	14,148,389
Mercantile Bank Corp.	502	21,516
MetLife, Inc.	21,583	1,692,539
Moody’s Corp.	5,674	2,576,223
Morgan Stanley	49,935	5,804,944
Morningstar, Inc.	1,311	430,074
Nasdaq, Inc.	17,895	1,322,798
NBT Bancorp, Inc.(b)	1,449	64,452
Old Republic International Corp.(b)	8,051	281,221
PNC Financial Services Group, Inc. (The)	12,250	2,306,307
Premier Financial Corp.(b)	1,091	26,904
Primerica, Inc.	1,064	294,526
Principal Financial Group, Inc.	7,248	597,235
Prosperity Bancshares, Inc.(b)	2,931	214,549
Prudential Financial, Inc.	11,049	1,353,282
Raymond James Financial, Inc.	6,380	945,644
Regions Financial Corp.	28,277	674,972
Reinsurance Group of America, Inc.	2,031	428,703
RenaissanceRe Holdings Ltd. (Bermuda)	1,622	425,613
RLI Corp.	1,402	218,670
S&P Global, Inc.	9,661	4,640,758
S&T Bancorp, Inc.	1,170	44,437
	Shares	Value
Financials-(continued)
SEI Investments Co.	4,031	$301,358
Selective Insurance Group, Inc.	1,871	169,924
Simmons First National Corp., Class A(b)	3,842	89,134
Southern Missouri Bancorp, Inc.	355	21,052
Southside Bancshares, Inc.(b)	920	29,808
SouthState Corp.	2,327	226,952
State Street Corp.	9,290	862,112
Stock Yards Bancorp, Inc.	891	57,452
T. Rowe Price Group, Inc.	6,899	757,924
Tompkins Financial Corp.	451	29,108
Towne Bank(b)	2,285	74,308
Travelers Cos., Inc. (The)	7,075	1,740,025
TriCo Bancshares	1,014	43,328
Truist Financial Corp.	41,266	1,776,501
U.S. Bancorp	48,137	2,325,498
UMB Financial Corp.	1,499	164,485
United Bankshares, Inc.	4,143	156,108
Unum Group	5,692	365,313
Visa, Inc., Class A	51,681	14,979,738
W.R. Berkley Corp.	11,848	677,350
WaFd, Inc.(b)	2,509	85,256
Washington Trust Bancorp, Inc.(b)	533	18,191
WesBanco, Inc.(b)	1,832	57,616
Westamerica Bancorporation	808	41,628
Wintrust Financial Corp.	2,067	239,545
WSFS Financial Corp.	1,860	91,456
Zions Bancorporation N.A.(b)	4,557	237,237
		139,903,905
Health Care-13.96%
Abbott Laboratories	53,688	6,086,609
AbbVie, Inc.	54,576	11,126,409
Agilent Technologies, Inc.	8,831	1,150,768
Amgen, Inc.	16,669	5,336,747
Becton, Dickinson and Co.	8,903	2,079,652
Bristol-Myers Squibb Co.	62,640	3,493,433
Cardinal Health, Inc.	7,479	811,621
Cencora, Inc.	6,091	1,389,235
Chemed Corp.	473	255,533
Danaher Corp.	22,273	5,471,585
Elevance Health, Inc.	7,182	2,914,168
Ensign Group, Inc. (The)	1,747	270,768
Humana, Inc.	3,707	955,776
Johnson & Johnson	74,309	11,879,037
LeMaitre Vascular, Inc.(b)	699	61,785
McKesson Corp.	4,004	2,004,362
Medtronic PLC	39,572	3,531,801
Merck & Co., Inc.	78,291	8,010,735
National HealthCare Corp.	480	55,694
Perrigo Co. PLC(b)	4,161	106,646
Pfizer, Inc.	174,863	4,948,623
Quest Diagnostics, Inc.	3,411	528,125
ResMed, Inc.	4,523	1,096,692
STERIS PLC	3,039	674,202
Stryker Corp.	11,761	4,190,209
UnitedHealth Group, Inc.	28,570	16,127,765
West Pharmaceutical Services, Inc.	2,240	689,763
Zoetis, Inc.	14,047	2,511,323
		97,759,066

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco Dividend AchieversTM ETF (PFM)—(continued)

October 31, 2024

(Unaudited)

	Shares	Value
Industrials-11.75%
3M Co.	17,036	$2,188,615
A.O. Smith Corp.	3,739	280,799
ABM Industries, Inc.(b)	1,954	103,679
AGCO Corp.	2,279	227,535
Air Lease Corp., Class A	3,421	151,721
Apogee Enterprises, Inc.	691	51,714
Applied Industrial Technologies, Inc.	1,183	273,971
Automatic Data Processing, Inc.	12,656	3,660,621
Booz Allen Hamilton Holding Corp.	3,980	723,007
Brady Corp., Class A	1,375	97,818
Broadridge Financial Solutions, Inc.	3,633	766,054
C.H. Robinson Worldwide, Inc.	3,605	371,459
Carlisle Cos., Inc.	1,411	595,767
Caterpillar, Inc.	14,957	5,626,823
Cintas Corp.	12,508	2,574,272
Comfort Systems USA, Inc.	1,090	426,234
CSG Systems International, Inc.(b)	895	41,716
CSX Corp.	60,184	2,024,590
Cummins, Inc.	4,213	1,385,993
Donaldson Co., Inc.(b)	3,707	271,204
Douglas Dynamics, Inc.	719	16,285
Dover Corp.	4,232	801,245
Eaton Corp. PLC	12,283	4,072,797
Emerson Electric Co.	17,631	1,908,908
Expeditors International of Washington, Inc.	4,350	517,650
Exponent, Inc.(b)	1,556	146,855
Fastenal Co.	17,582	1,374,561
Franklin Electric Co., Inc.	1,414	135,334
GATX Corp.(b)	1,084	149,332
General Dynamics Corp.	8,484	2,474,019
Gorman-Rupp Co. (The)	794	29,338
Graco, Inc.(b)	5,183	422,155
Griffon Corp.(b)	1,568	98,596
HEICO Corp.(b)	1,688	413,476
Hillenbrand, Inc.(b)	2,169	59,756
HNI Corp.(b)	1,441	71,013
Honeywell International, Inc.	20,122	4,138,693
Hubbell, Inc.	1,652	705,454
Huntington Ingalls Industries, Inc.	1,212	224,172
Hyster-Yale, Inc.	439	27,863
IDEX Corp.	2,314	496,677
Illinois Tool Works, Inc.	9,187	2,399,001
Insperity, Inc.(b)	1,140	89,798
ITT, Inc.	2,516	352,542
J.B. Hunt Transport Services, Inc.	3,180	574,372
Kadant, Inc.(b)	367	122,233
L3Harris Technologies, Inc.	5,843	1,445,967
Lennox International, Inc.(b)	1,095	659,814
Lincoln Electric Holdings, Inc.	1,752	337,365
Lindsay Corp.	345	41,297
Lockheed Martin Corp.	7,349	4,012,921
ManpowerGroup, Inc.	1,483	93,207
Masco Corp.	6,771	541,071
Matson, Inc.	1,053	163,099
Matthews International Corp., Class A(b)	933	21,730
MSA Safety, Inc.(b)	1,204	199,804
Nordson Corp.	1,763	437,030
Northrop Grumman Corp.	4,508	2,294,662
Oshkosh Corp.	2,021	206,627
Paychex, Inc.	11,119	1,549,210
	Shares	Value
Industrials-(continued)
Regal Rexnord Corp.	2,052	$341,740
Republic Services, Inc.	9,694	1,919,412
Robert Half, Inc.(b)	3,239	220,608
Rockwell Automation, Inc.	3,508	935,619
RTX Corp.	41,055	4,967,244
Ryder System, Inc.	1,348	197,185
Simpson Manufacturing Co., Inc.	1,302	234,087
Snap-on, Inc.	1,623	535,801
Standex International Corp.	372	68,403
Stanley Black & Decker, Inc.	4,733	439,885
Tennant Co.	583	51,047
Timken Co. (The)(b)	2,168	179,944
Toro Co. (The)	3,214	258,663
Trane Technologies PLC	6,971	2,580,385
Trinity Industries, Inc.(b)	2,508	85,974
UFP Industries, Inc.	1,902	232,691
Union Pacific Corp.	18,837	4,371,503
United Parcel Service, Inc., Class B	22,573	3,026,136
W.W. Grainger, Inc.	1,511	1,676,047
Waste Management, Inc.	12,348	2,665,316
Watsco, Inc.	1,081	511,324
Watts Water Technologies, Inc., Class A	829	157,999
Xylem, Inc.	7,545	918,830
		82,245,364
Information Technology-21.26%
Accenture PLC, Class A (Ireland)	19,323	6,662,957
Amphenol Corp., Class A	37,528	2,515,126
Analog Devices, Inc.	15,348	3,424,292
Apple, Inc.	122,714	27,722,320
Avnet, Inc.	2,775	150,433
Badger Meter, Inc.	892	178,445
Broadcom, Inc.	143,151	24,302,745
CDW Corp.	4,139	779,084
Cisco Systems, Inc.	124,336	6,809,883
Corning, Inc.	26,583	1,265,085
HP, Inc.	29,795	1,058,318
International Business Machines Corp.	28,569	5,905,784
Intuit, Inc.	8,632	5,268,110
KLA Corp.	4,183	2,786,840
Littelfuse, Inc.(b)	768	187,876
Microchip Technology, Inc.	16,530	1,212,806
Microsoft Corp.	67,362	27,372,549
Motorola Solutions, Inc.	5,142	2,310,558
Oracle Corp.	85,299	14,316,584
Power Integrations, Inc.(b)	1,754	105,994
QUALCOMM, Inc.	34,456	5,608,403
Roper Technologies, Inc.	3,295	1,771,820
TE Connectivity PLC (Switzerland)	9,421	1,388,844
Texas Instruments, Inc.	28,196	5,728,299
		148,833,155
Materials-3.46%
Air Products and Chemicals, Inc.	6,841	2,124,336
Albemarle Corp.(b)	3,621	343,017
AptarGroup, Inc.	2,039	342,368
Ashland, Inc.(b)	1,541	130,322
Avery Dennison Corp.	2,466	510,536
Avient Corp.(b)	2,800	130,508
Balchem Corp.	983	164,485
Cabot Corp.(b)	1,708	184,174

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco Dividend AchieversTM ETF (PFM)—(continued)

October 31, 2024

(Unaudited)

	Shares	Value
Materials-(continued)
Celanese Corp.	3,355	$422,629
Eastman Chemical Co.	3,619	380,321
Ecolab, Inc.	8,799	2,162,178
H.B. Fuller Co.(b)	1,677	122,723
Hawkins, Inc.	656	70,126
Innospec, Inc.	781	84,176
Linde PLC	14,799	6,750,564
LyondellBasell Industries N.V., Class A	10,120	878,922
Materion Corp.	646	65,653
Nucor Corp.	7,383	1,047,205
Packaging Corp. of America	2,751	629,814
PPG Industries, Inc.	7,229	900,083
Quaker Chemical Corp.(b)	563	85,340
Reliance, Inc.	1,682	481,624
Royal Gold, Inc.(b)	2,029	296,356
RPM International, Inc.(b)	3,953	502,466
Sherwin-Williams Co. (The)	7,782	2,791,948
Silgan Holdings, Inc.	3,280	169,707
Sonoco Products Co.	3,018	158,505
Steel Dynamics, Inc.	4,775	623,138
Stepan Co.	701	50,710
Vulcan Materials Co.	4,075	1,116,265
Westlake Corp.(b)	3,933	518,920
		24,239,119
Real Estate-1.99%
Agree Realty Corp.	3,093	229,655
Alexandria Real Estate Equities, Inc.	5,368	598,800
American Tower Corp.	14,383	3,071,346
CTO Realty Growth, Inc.(b)	714	13,816
CubeSmart	6,907	330,431
EastGroup Properties, Inc.	1,474	252,467
Equity LifeStyle Properties, Inc.	5,730	401,788
Essex Property Trust, Inc.	1,983	562,894
Extra Space Storage, Inc.	6,515	1,063,900
First Industrial Realty Trust, Inc.	4,062	213,214
Getty Realty Corp.(b)	1,662	52,170
Mid-America Apartment Communities, Inc.	3,600	544,824
NNN REIT, Inc.	5,604	243,438
Prologis, Inc.	28,598	3,229,858
Realty Income Corp.	26,970	1,601,209
Regency Centers Corp.	5,670	405,065
Rexford Industrial Realty, Inc.	6,625	284,146
STAG Industrial, Inc.	5,582	208,097
Terreno Realty Corp.	2,978	178,531
UDR, Inc.	10,117	426,836
Universal Health Realty Income Trust	433	17,130
		13,929,615
Utilities-4.18%
AES Corp. (The)	21,856	360,405
Alliant Energy Corp.	7,882	472,920
Ameren Corp.	8,201	714,389
American Electric Power Co., Inc.	16,453	1,624,734
American States Water Co.	1,131	93,262
American Water Works Co., Inc.	5,988	827,003
Artesian Resources Corp., Class A	294	9,852
Atmos Energy Corp.	4,778	663,091
Avista Corp.	2,393	89,690
Black Hills Corp.	2,108	124,773
	Shares	Value
Utilities-(continued)
Brookfield Infrastructure Partners L.P. (Canada)	14,223	$486,996
California Water Service Group	1,778	92,385
Chesapeake Utilities Corp.(b)	696	83,374
CMS Energy Corp.	9,341	650,227
Consolidated Edison, Inc.	10,626	1,080,452
DTE Energy Co.	6,355	789,418
Duke Energy Corp.	23,889	2,753,685
Edison International	11,821	974,050
Essential Utilities, Inc.	8,426	325,244
Evergy, Inc.	7,056	426,465
Eversource Energy	11,002	724,482
IDACORP, Inc.	1,558	161,222
MDU Resources Group, Inc.	6,268	180,832
MGE Energy, Inc.(b)	1,105	99,991
Middlesex Water Co.	557	34,083
National Fuel Gas Co.	2,830	171,300
New Jersey Resources Corp.	3,023	138,725
NextEra Energy, Inc.	63,440	5,027,620
NiSource, Inc.	13,766	484,013
Northwest Natural Holding Co.	1,152	44,801
NorthWestern Energy Group, Inc.	1,890	101,039
OGE Energy Corp.	6,163	246,458
Otter Tail Corp.(b)	1,279	100,427
Pinnacle West Capital Corp.	3,497	307,072
Portland General Electric Co.	3,113	147,556
Public Service Enterprise Group, Inc.	15,337	1,371,281
Sempra	19,485	1,624,464
SJW Group	977	54,380
Southern Co. (The)	33,808	3,077,542
Southwest Gas Holdings, Inc.(b)	2,214	162,175
Spire, Inc.	1,694	108,179
UGI Corp.(b)	6,452	154,267
WEC Energy Group, Inc.	9,716	928,169
Xcel Energy, Inc.	17,081	1,141,182
York Water Co. (The)	448	15,756
		29,249,431
Total Common Stocks & Other Equity Interests (Cost $520,058,606)		699,735,496
Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 4.77%(d)(e) (Cost $293,358)	293,358	293,358
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.00% (Cost $520,351,964)		700,028,854
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.60%
Invesco Private Government Fund, 4.84%(d)(e)(f)	3,252,155	3,252,155

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco Dividend AchieversTM ETF (PFM)—(continued)

October 31, 2024

(Unaudited)

	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.99%(d)(e)(f)	7,959,725	$7,962,113
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $11,214,456)		11,214,268
TOTAL INVESTMENTS IN SECURITIES-101.60% (Cost $531,566,420)		711,243,122
OTHER ASSETS LESS LIABILITIES-(1.60)%		(11,194,458)
NET ASSETS-100.00%		$700,048,664

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at October 31, 2024.
(c)	Restricted security. The value of this security at October 31, 2024 represented less than 1% of the Fund’s Net Assets.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2024.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$210,130	$9,081,754	$(8,998,526)	$-	$-	$293,358	$13,529
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	4,167,515	27,948,421	(28,863,781)	-	-	3,252,155	96,035 *
Invesco Private Prime Fund	10,719,241	56,479,502	(59,236,759)	778	(649)	7,962,113	258,525 *
Total	$15,096,886	$93,509,677	$(97,099,066)	$778	$(649)	$11,507,626	$368,089

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco Dow Jones Industrial Average Dividend ETF (DJD)

October 31, 2024

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.78%
Communication Services-11.56%
Verizon Communications, Inc.	724,643	$30,529,210
Walt Disney Co. (The)	55,621	5,350,740
		35,879,950
Consumer Discretionary-10.66%
Home Depot, Inc. (The)	32,508	12,800,025
McDonald’s Corp.	39,514	11,542,434
NIKE, Inc., Class B(b)	113,729	8,771,918
		33,114,377
Consumer Staples-9.40%
Coca-Cola Co. (The)	189,577	12,381,274
Procter & Gamble Co. (The)	68,202	11,265,606
Walmart, Inc.	67,458	5,528,183
		29,175,063
Energy-7.60%
Chevron Corp.	158,494	23,587,077
Financials-13.95%
American Express Co.	21,137	5,708,681
Goldman Sachs Group, Inc. (The)	24,841	12,862,421
JPMorgan Chase & Co.	50,724	11,256,670
Travelers Cos., Inc. (The)	39,191	9,638,635
Visa, Inc., Class A	13,217	3,830,947
		43,297,354
Health Care-14.88%
Amgen, Inc.	41,014	13,131,042
Johnson & Johnson	91,349	14,603,051
Merck & Co., Inc.	113,502	11,613,525
UnitedHealth Group, Inc.	12,111	6,836,660
		46,184,278
Industrials-9.49%
3M Co.	78,956	10,143,477
Caterpillar, Inc.(b)	23,212	8,732,354
Honeywell International, Inc.	51,504	10,593,343
		29,469,174
	Shares	Value
Information Technology-13.86%
Apple, Inc.	9,903	$2,237,187
Cisco Systems, Inc.	321,526	17,609,979
International Business Machines Corp.	77,825	16,087,984
Microsoft Corp.	8,451	3,434,064
Salesforce, Inc.	12,541	3,654,071
		43,023,285
Materials-8.38%
Dow, Inc.	526,965	26,021,532
Total Common Stocks & Other Equity Interests (Cost $285,253,304)		309,752,090
Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 4.77%(c)(d) (Cost $84,888)	84,888	84,888
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.81% (Cost $285,338,192)		309,836,978
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-5.08%
Invesco Private Government Fund, 4.84%(c)(d)(e)	4,364,701	4,364,701
Invesco Private Prime Fund, 4.99%(c)(d)(e)	11,383,422	11,386,837
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $15,751,538)		15,751,538
TOTAL INVESTMENTS IN SECURITIES-104.89% (Cost $301,089,730)		325,588,516
OTHER ASSETS LESS LIABILITIES-(4.89)%		(15,164,814)
NET ASSETS-100.00%		$310,423,702

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at October 31, 2024.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2024.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$5,599,825	$(5,514,937)	$-	$-	$84,888	$7,348

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco Dow Jones Industrial Average Dividend ETF (DJD)—(continued)

October 31, 2024

(Unaudited)

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2024	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$718,604	$12,676,986	$(9,030,889)	$-	$-	$4,364,701	$18,344 *
Invesco Private Prime Fund	1,848,277	32,722,659	(23,184,909)	182	628	11,386,837	49,636 *
Total	$2,566,881	$50,999,470	$(37,730,735)	$182	$628	$15,836,426	$75,328

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of October 31, 2024.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco Financial Preferred ETF (PGF)

October 31, 2024

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Preferred Stocks-100.21%
Banks-50.78%
Bank of America Corp.
Series PP, Pfd., 4.13%(b)	440,100	$8,291,484
Series QQ, Pfd., 4.25%(b)	625,893	12,242,467
Series NN, Pfd., 4.38%(b)	520,053	10,385,458
Series SS, Pfd., 4.75%(b)	331,696	7,260,825
Series LL, Pfd., 5.00%(b)	629,415	14,155,543
Series KK, Pfd., 5.38%	668,478	16,163,798
Series HH, Pfd., 5.88%	411,917	10,363,832
Series GG, Pfd., 6.00%(b)	653,103	16,693,313
Bank OZK, Series A, Pfd., 4.63%	277,071	5,225,559
Citizens Financial Group, Inc.
Series E, Pfd., 5.00%	357,783	7,638,667
Pfd., 7.38%(b)	317,719	8,610,185
Fifth Third Bancorp, Series K, Pfd., 4.95%(b)	198,220	4,572,935
First Citizens BancShares, Inc., Series A, Pfd., 5.38%(b)	270,175	6,313,990
Huntington Bancshares, Inc.
Series H, Pfd., 4.50%(b)	396,875	7,778,750
Series J, Pfd., 6.88%(c)	257,883	6,699,800
JPMorgan Chase & Co.
Series MM, Pfd., 4.20%(b)	966,822	19,539,473
Series JJ, Pfd., 4.55%	724,957	15,673,570
Series LL, Pfd., 4.63%(b)	893,905	19,737,422
Series GG, Pfd., 4.75%(b)	434,991	9,978,694
Series DD, Pfd., 5.75%(b)	820,066	20,870,680
Series EE, Pfd., 6.00%(b)	893,882	22,981,706
KeyCorp
Series G, Pfd., 5.63%	355,333	8,439,159
Series F, Pfd., 5.65%	336,990	7,851,867
Series E, Pfd., 6.13%(c)	396,584	10,093,063
Pfd., 6.20%(b)(c)	476,171	11,880,466
M&T Bank Corp.
Series H, Pfd., 5.63%(b)(c)	198,424	5,039,970
Series J, Pfd., 7.50%(b)	595,559	16,270,672
Regions Financial Corp.
Series E, Pfd., 4.45%(b)	316,940	6,082,079
Series C, Pfd., 5.70%(b)(c)	396,138	9,958,909
Pfd., 6.95%(c)	397,786	10,278,790
Texas Capital Bancshares, Inc., Series B, Pfd., 5.75%	239,018	4,983,525
Truist Financial Corp.
Series R, Pfd., 4.75%	732,535	15,463,814
Series O, Pfd., 5.25%(b)	455,449	10,639,289
U.S. Bancorp
Series L, Pfd., 3.75%(b)	396,187	6,893,654
Series M, Pfd., 4.00%(b)	594,236	11,159,752
Series O, Pfd., 4.50%(b)	357,027	7,647,518
Series K, Pfd., 5.50%(b)	456,100	11,356,890
WaFd, Inc., Series A, Pfd., 4.88%(b)	237,694	4,359,308
	Shares	Value
Banks-(continued)
Wells Fargo & Co.
Series DD, Pfd., 4.25%	603,620	$11,740,409
Series CC, Pfd., 4.38%	506,917	10,042,026
Series AA, Pfd., 4.70%	565,213	11,807,300
Series Z, Pfd., 4.75%	973,059	20,395,317
Series Y, Pfd., 5.63%	332,534	8,333,302
Western Alliance Bancorporation, Series A, Pfd., 4.25%(c)	237,642	4,845,520
		476,740,750
Capital Markets-14.44%
Charles Schwab Corp. (The)
Series J, Pfd., 4.45%(b)	475,745	10,119,096
Series D, Pfd., 5.95%(b)	595,401	15,117,231
Morgan Stanley
Series O, Pfd., 4.25%	628,210	12,287,788
Series L, Pfd., 4.88%	241,872	5,541,288
Series K, Pfd., 5.85%	484,101	12,184,822
Series I, Pfd., 6.38%	483,728	12,291,529
Series P, Pfd., 6.50%	483,007	12,606,483
Series Q, Pfd., 6.63%(b)	483,066	12,752,942
Series F, Pfd., 6.88%	409,813	10,368,269
Series E, Pfd., 7.13%(b)	416,701	10,550,869
Northern Trust Corp., Series E, Pfd., 4.70%(b)	318,165	7,047,355
State Street Corp., Series G, Pfd., 5.35%(b)	397,514	9,894,123
Stifel Financial Corp., Series D, Pfd., 4.50%	234,475	4,837,219
		135,599,014
Consumer Finance-6.85%
Capital One Financial Corp.
Series N, Pfd., 4.25%	234,478	4,161,984
Series L, Pfd., 4.38%(b)	372,479	6,823,815
Series J, Pfd., 4.80%	690,582	13,549,219
Series I, Pfd., 5.00%	827,646	17,140,549
Synchrony Financial
Series A, Pfd., 5.63%	597,341	12,341,065
Series B, Pfd., 8.25%(c)	396,885	10,303,135
		64,319,767
Financial Services-3.95%
Equitable Holdings, Inc.
Series C, Pfd., 4.30%	238,418	4,544,247
Series A, Pfd., 5.25%	635,016	14,599,018
Jackson Financial, Inc., Pfd., 8.00%(c)	437,468	11,855,383
Voya Financial, Inc., Series B, Pfd., 5.35%(c)	238,702	6,108,384
		37,107,032
Insurance-24.19%
Allstate Corp. (The)
Series I, Pfd., 4.75%(b)	235,984	5,144,451
Series H, Pfd., 5.10%(b)	910,030	20,721,383
Series J, Pfd., 7.38%(b)	471,774	12,841,688
American National Group, Inc.
Series A, Pfd., 5.95%(c)	316,810	7,958,267
Series B, Pfd., 6.63%(c)	237,919	6,040,763
Arch Capital Group Ltd.
Series G, Pfd., 4.55%(b)	395,587	8,014,593
Series F, Pfd., 5.45%	262,352	6,149,531

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco Financial Preferred ETF (PGF)—(continued)

October 31, 2024

(Unaudited)

	Shares	Value
Insurance-(continued)
Aspen Insurance Holdings Ltd.
Pfd., 5.63% (Bermuda)(b)	198,915	$4,097,649
Pfd., 5.63% (Bermuda)(b)	198,097	4,146,170
Athene Holding Ltd.
Series D, Pfd., 4.88%	349,878	6,759,643
Series B, Pfd., 5.63%(b)	210,921	4,684,555
Series A, Pfd., 6.35%(c)	524,242	13,142,747
Series C, Pfd., 6.38%(c)	364,118	9,153,927
Series E, Pfd., 7.75%(c)	303,109	8,120,290
AXIS Capital Holdings Ltd., Series E, Pfd., 5.50%(b)	436,190	9,735,761
Brighthouse Financial, Inc.
Series D, Pfd., 4.63%	278,004	4,801,129
Series C, Pfd., 5.38%	452,357	9,164,753
Series A, Pfd., 6.60%	336,044	8,333,891
Series B, Pfd., 6.75%	318,844	7,875,447
Enstar Group Ltd., Series D, Pfd., 7.00%(c)	317,777	6,797,250
Hartford Financial Services Group, Inc. (The), Series G, Pfd., 6.00%	274,052	6,897,889
Lincoln National Corp., Series D, Pfd., 9.00%	397,038	11,248,087
MetLife, Inc.
Series F, Pfd., 4.75%(b)	794,674	17,419,254
Series E, Pfd., 5.63%	639,428	15,749,112
RenaissanceRe Holdings Ltd.
Series G, Pfd., 4.20% (Bermuda)	396,268	7,279,443
Series F, Pfd., 5.75% (Bermuda)	198,490	4,793,533
		227,071,206
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.21% (Cost $1,008,389,396)		940,837,769
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.45%
Invesco Private Government Fund, 4.84%(d)(e)(f)	8,984,350	$8,984,350
Invesco Private Prime Fund, 4.99%(d)(e)(f)	23,379,634	23,386,648
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $32,371,671)		32,370,998
TOTAL INVESTMENTS IN SECURITIES-103.66% (Cost $1,040,761,067)		973,208,767
OTHER ASSETS LESS LIABILITIES-(3.66)%		(34,330,659)
NET ASSETS-100.00%		$938,878,108

Investment Abbreviations:
Pfd.	-Preferred

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at October 31, 2024.
(c)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2024.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$41,280,980	$(41,280,980)	$-	$-	$-	$66,460

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco Financial Preferred ETF (PGF)—(continued)

October 31, 2024

(Unaudited)

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2024	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$6,510,773	$46,543,834	$(44,070,257)	$-	$-	$8,984,350	$175,513 *
Invesco Private Prime Fund	16,697,234	105,738,634	(99,049,450)	676	(446)	23,386,648	470,292 *
Total	$23,208,007	$193,563,448	$(184,400,687)	$676	$(446)	$32,370,998	$712,265

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco High Yield Equity Dividend AchieversTM ETF (PEY)

October 31, 2024

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.92%
Air Freight & Logistics-2.40%
United Parcel Service, Inc., Class B	218,107	$29,239,424
Banks-17.61%
First Interstate BancSystem, Inc., Class A	1,079,792	33,257,594
Independent Bank Corp.	309,893	19,492,270
KeyCorp	1,560,046	26,910,794
PNC Financial Services Group, Inc. (The)	100,983	19,012,069
Regions Financial Corp.	969,388	23,139,292
Truist Financial Corp.	582,846	25,091,520
U.S. Bancorp	484,215	23,392,427
United Bankshares, Inc.	538,949	20,307,598
WesBanco, Inc.(b)	763,339	24,007,011
		214,610,575
Capital Markets-5.02%
Franklin Resources, Inc.(b)	1,662,797	34,536,294
T. Rowe Price Group, Inc.	242,240	26,612,486
		61,148,780
Chemicals-3.57%
Eastman Chemical Co.(b)	170,157	17,881,799
LyondellBasell Industries N.V., Class A	294,393	25,568,032
		43,449,831
Consumer Staples Distribution & Retail-4.12%
Walgreens Boots Alliance, Inc.	5,313,098	50,261,907
Containers & Packaging-1.54%
Sonoco Products Co.	356,472	18,721,909
Diversified Telecommunication Services-5.81%
Cogent Communications Holdings, Inc.(b)	438,836	35,225,366
Verizon Communications, Inc.	843,869	35,552,201
		70,777,567
Electric Utilities-9.41%
Evergy, Inc.	406,753	24,584,151
Eversource Energy	337,818	22,245,315
OGE Energy Corp.	592,125	23,679,079
Pinnacle West Capital Corp.(b)	254,322	22,332,015
Portland General Electric Co.(b)	460,542	21,829,691
		114,670,251
Food Products-3.00%
Flowers Foods, Inc.(b)	952,915	21,183,301
Kellanova	191,193	15,419,715
		36,603,016
Gas Utilities-6.75%
Northwest Natural Holding Co.	667,428	25,956,275
Spire, Inc.(b)	379,648	24,244,321
UGI Corp.(b)	1,338,478	32,003,009
		82,203,605
Household Products-1.40%
Kimberly-Clark Corp.	126,999	17,040,726
Industrial Conglomerates-1.26%
3M Co.	119,876	15,400,470
Insurance-1.95%
Prudential Financial, Inc.	194,278	23,795,169
	Shares	Value
IT Services-1.53%
International Business Machines Corp.	90,242	$18,654,826
Machinery-2.88%
Stanley Black & Decker, Inc.	171,679	15,955,846
Trinity Industries, Inc.	559,019	19,163,172
		35,119,018
Media-2.95%
Interpublic Group of Cos., Inc. (The)(b)	666,553	19,596,658
John Wiley & Sons, Inc., Class A(b)	332,955	16,414,682
		36,011,340
Multi-Utilities-7.90%
Avista Corp.(b)	698,849	26,192,861
Black Hills Corp.	407,855	24,140,937
NorthWestern Energy Group, Inc.	482,757	25,808,189
WEC Energy Group, Inc.	210,366	20,096,264
		96,238,251
Oil, Gas & Consumable Fuels-1.98%
Chevron Corp.	161,838	24,084,731
Pharmaceuticals-6.47%
Bristol-Myers Squibb Co.	525,875	29,328,049
Perrigo Co. PLC(b)	719,970	18,452,831
Pfizer, Inc.	1,098,671	31,092,389
		78,873,269
Professional Services-1.57%
ManpowerGroup, Inc.	304,915	19,163,908
Specialty Retail-1.52%
Best Buy Co., Inc.(b)	204,500	18,492,935
Technology Hardware, Storage & Peripherals-1.34%
HP, Inc.(b)	460,809	16,367,936
Tobacco-7.94%
Altria Group, Inc.	750,789	40,887,969
Philip Morris International, Inc.	189,562	25,154,878
Universal Corp.	603,311	30,720,596
		96,763,443
Total Common Stocks & Other Equity Interests (Cost $1,146,872,093)		1,217,692,887

Money Market Funds-0.00%
Invesco Government & Agency Portfolio, Institutional Class, 4.77%(c)(d) (Cost $51,139)	51,139	51,139
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.92% (Cost $1,146,923,232)		1,217,744,026
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-5.41%
Invesco Private Government Fund, 4.84%(c)(d)(e)	18,196,500	18,196,500

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco High Yield Equity Dividend AchieversTM ETF (PEY)—(continued)

October 31, 2024

(Unaudited)

	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.99%(c)(d)(e)	47,656,548	$47,670,845
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $65,871,254)		65,867,345
TOTAL INVESTMENTS IN SECURITIES-105.33% (Cost $1,212,794,486)		1,283,611,371
OTHER ASSETS LESS LIABILITIES-(5.33)%		(65,001,411)
NET ASSETS-100.00%		$1,218,609,960

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at October 31, 2024.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2024.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$136,068	$32,632,295	$(32,717,224)	$-	$-	$51,139	$29,434
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	12,815,056	177,658,547	(172,277,103)	-	-	18,196,500	606,632 *
Invesco Private Prime Fund	32,803,166	356,102,723	(341,226,523)	1,927	(10,448)	47,670,845	1,633,845 *
Total	$45,754,290	$566,393,565	$(546,220,850)	$1,927	$(10,448)	$65,918,484	$2,269,911

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of October 31, 2024.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco International Dividend AchieversTM ETF (PID)

October 31, 2024

(Unaudited)

Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-99.71%
Canada-56.88%
BCE, Inc.(a)	994,411	$32,079,699
Brookfield Infrastructure Partners L.P.	1,047,147	35,854,313
Brookfield Renewable Partners L.P.	1,421,428	36,473,842
Canadian Imperial Bank of Commerce(a)	524,713	32,826,045
Canadian National Railway Co.	116,326	12,553,902
Canadian Natural Resources Ltd.	759,639	25,842,919
Enbridge, Inc.(a)	836,024	33,775,370
FirstService Corp.	19,669	3,642,109
Fortis, Inc.(a)	454,571	19,651,104
Franco-Nevada Corp.	63,114	8,372,703
Imperial Oil Ltd.	192,680	14,350,806
Magna International, Inc.	722,809	28,529,271
Nutrien Ltd.	618,369	29,483,834
Open Text Corp.(a)	677,285	20,318,550
RB Global, Inc.	99,743	8,452,222
Restaurant Brands International, Inc.	317,107	22,054,792
Royal Bank of Canada	138,742	16,772,520
Stantec, Inc.	60,079	4,876,012
TC Energy Corp.	751,078	34,932,638
TELUS Corp.(a)	2,156,633	34,096,368
TFI International, Inc.	47,507	6,357,387
Toronto-Dominion Bank (The)(a)	417,039	23,049,745
		484,346,151
Denmark-0.66%
Novo Nordisk A/S, ADR	50,237	5,624,032
Germany-0.91%
SAP SE, ADR	33,328	7,786,754
India-1.92%
Infosys Ltd., ADR(a)	683,803	14,298,321
Reliance Industries Ltd., GDR(b)	32,067	2,007,394
		16,305,715
Japan-4.46%
Mitsubishi UFJ Financial Group, Inc., ADR	1,627,646	17,220,495
Sony Group Corp., ADR	196,712	3,462,131
Sumitomo Mitsui Financial Group, Inc., ADR(a)	1,352,396	17,270,097
		37,952,723
Mexico-6.46%
America Movil S.A.B. de C.V., ADR	1,307,927	20,586,771
Coca-Cola FEMSA S.A.B. de C.V., ADR	413,160	34,445,149
		55,031,920
Philippines-3.64%
PLDT, Inc., ADR(a)	1,291,721	31,027,138
South Africa-2.73%
Gold Fields Ltd., ADR	1,410,333	23,242,288
	Shares	Value
Switzerland-3.11%
Logitech International S.A., Class R	94,248	$7,700,062
Novartis AG, ADR	173,260	18,781,384
		26,481,446
United Kingdom-13.14%
British American Tobacco PLC, ADR	926,499	32,408,935
Diageo PLC, ADR	163,966	20,358,019
National Grid PLC, ADR(a)	522,714	33,239,383
Pearson PLC, ADR(a)	1,018,344	14,867,822
RELX PLC, ADR(a)	237,402	10,972,721
		111,846,880
United States-5.80%
Amdocs Ltd.	162,565	14,264,266
Sanofi S.A., ADR	435,763	23,043,148
Waste Connections, Inc.	21,992	3,887,086
Willis Towers Watson PLC	27,118	8,194,788
		49,389,288
Total Common Stocks & Other Equity Interests (Cost $793,662,565)		849,034,335
Money Market Funds-0.17%
Invesco Government & Agency Portfolio, Institutional Class, 4.77%(c)(d) (Cost $1,497,570)	1,497,570	1,497,570
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.88% (Cost $795,160,135)		850,531,905
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-9.93%
Invesco Private Government Fund, 4.84%(c)(d)(e)	23,429,036	23,429,036
Invesco Private Prime Fund, 4.99%(c)(d)(e)	61,076,995	61,095,318
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $84,528,388)		84,524,354
TOTAL INVESTMENTS IN SECURITIES-109.81% (Cost $879,688,523)		935,056,259
OTHER ASSETS LESS LIABILITIES-(9.81)%		(83,571,917)
NET ASSETS-100.00%		$851,484,342

Investment Abbreviations:
ADR-American Depositary Receipt
GDR-Global Depositary Receipt

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco International Dividend AchieversTM ETF (PID)—(continued)

October 31, 2024

(Unaudited)

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at October 31, 2024.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at October 31, 2024 represented less than 1% of the Fund’s Net Assets.

(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2024.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$650,596	$22,216,151	$(21,369,177)	$-	$-	$1,497,570	$18,222
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	28,922,520	227,019,118	(232,512,602)	-	-	23,429,036	884,127 *
Invesco Private Prime Fund	79,688,795	457,706,014	(476,299,424)	7,271	(7,338)	61,095,318	2,364,273 *
Total	$109,261,911	$706,941,283	$(730,181,203)	$7,271	$(7,338)	$86,021,924	$3,266,622

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of October 31, 2024.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Statements of Assets and Liabilities

October 31, 2024

(Unaudited)

	Invesco BuyBack AchieversTM ETF (PKW)	Invesco Dividend AchieversTM ETF (PFM)	Invesco Dow Jones Industrial Average Dividend ETF (DJD)	Invesco Financial Preferred ETF (PGF)
Assets:
Unaffiliated investments in securities, at value(a)	$1,210,481,805	$699,735,496	$309,752,090	$940,837,769
Affiliated investments in securities, at value	66,649,207	11,507,626	15,836,426	32,370,998
Foreign currencies, at value	-	-	-	-
Receivable for:
Dividends	264,650	620,468	606,163	275,167
Securities lending	13,144	2,042	248	54,882
Investments sold	8,337,318	35,155	508,134	14,921,953
Fund shares sold	1,140,814	-	-	-
Foreign tax reclaims	-	-	-	-
Other assets	458	660	-	1,968
Total assets	1,286,887,396	711,901,447	326,703,061	988,462,737
Liabilities:
Due to custodian	-	-	-	1,633,591
Payable for:
Investments purchased	9,780,427	-	-	14,685,271
Collateral upon return of securities loaned	64,926,791	11,214,456	15,751,538	32,371,671
Fund shares repurchased	-	-	508,891	-
Accrued unitary management fees	-	-	18,930	-
Accrued advisory fees	515,915	243,498	-	405,178
Accrued trustees’ and officer’s fees	235,564	108,641	-	331,987
Accrued expenses	496,250	286,188	-	156,931
Total liabilities	75,954,947	11,852,783	16,279,359	49,584,629
Net Assets	$1,210,932,449	$700,048,664	$310,423,702	$938,878,108
Net assets consist of:
Shares of beneficial interest	$1,608,266,494	$534,675,876	$306,718,426	$1,216,408,532
Distributable earnings (loss)	(397,334,045)	165,372,788	3,705,276	(277,530,424)
Net Assets	$1,210,932,449	$700,048,664	$310,423,702	$938,878,108
Shares outstanding (unlimited amount authorized, $0.01 par value)	10,610,000	15,300,000	6,100,000	61,350,000
Net asset value	$114.13	$45.75	$50.89	$15.30
Market price	$114.09	$45.75	$50.89	$15.31
Unaffiliated investments in securities, at cost	$1,035,036,683	$520,058,606	$285,253,304	$1,008,389,396
Affiliated investments in securities, at cost	$66,652,927	$11,507,814	$15,836,426	$32,371,671
Foreign currencies, at cost	$-	$-	$-	$-
(a)Includes securities on loan with an aggregate value of:	$61,647,695	$10,866,272	$15,426,613	$31,439,941

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco High Yield Equity Dividend AchieversTM ETF (PEY)	Invesco International Dividend AchieversTM ETF (PID)

$1,217,692,887	$849,034,335
65,918,484	86,021,924
-	436,462

1,886,333	934,861
16,228	56,385
-	-
-	-
-	798,221
1,886	1,792
1,285,515,818	937,283,980

-	435,795

-	-
65,871,254	84,528,388
-	-
-	-
420,126	298,332
140,774	208,902
473,704	328,221
66,905,858	85,799,638
$1,218,609,960	$851,484,342

$1,433,791,037	$1,217,215,221
(215,181,077)	(365,730,879)
$1,218,609,960	$851,484,342
56,430,000	44,570,000
$21.60	$19.10
$21.60	$19.13
$1,146,872,093	$793,662,565
$65,922,393	$86,025,958
$-	$436,458
$63,834,033	$82,171,645

21

Statements of Operations

For the six months ended October 31, 2024

(Unaudited)

	Invesco BuyBack AchieversTM ETF (PKW)	Invesco Dividend AchieversTM ETF (PFM)	Invesco Dow Jones Industrial Average Dividend ETF (DJD)	Invesco Financial Preferred ETF (PGF)	Invesco High Yield Equity Dividend AchieversTM ETF (PEY)	Invesco International Dividend AchieversTM ETF (PID)
Investment income:
Unaffiliated dividend income	$8,315,311	$7,142,310	$4,676,987	$27,147,773	$28,649,435	$22,718,952
Affiliated dividend income	29,985	13,529	7,348	66,460	29,434	18,222
Securities lending income, net	83,463	10,006	1,838	460,653	50,937	968,118
Foreign withholding tax	(3,244)	(652)	-	-	-	(2,260,130)
Total investment income	8,425,515	7,165,193	4,686,173	27,674,886	28,729,806	21,445,162
Expenses:
Unitary management fees	-	-	107,271	-	-	-
Advisory fees	2,863,489	1,365,670	-	2,325,207	2,428,582	1,762,576
Sub-licensing fees	572,693	341,415	-	129,054	607,140	440,640
Accounting & administration fees	42,353	26,542	-	36,803	47,848	38,064
Custodian & transfer agent fees	11,076	6,865	-	8,700	15,833	1,872
Trustees’ and officer’s fees	21,077	12,763	-	25,826	16,762	19,148
Other expenses	57,124	40,297	-	58,282	65,464	61,346
Total expenses	3,567,812	1,793,552	107,271	2,583,872	3,181,629	2,323,646
Less: Waivers	(528)	(237)	(129)	(1,140)	(526)	(330)
Net expenses	3,567,284	1,793,315	107,142	2,582,732	3,181,103	2,323,316
Net investment income	4,858,231	5,371,878	4,579,031	25,092,154	25,548,703	19,121,846
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	1,639,096	556,563	(1,153,703)	(16,317,406)	(39,832,814)	(453,149)
Affiliated investment securities	(3,646)	(649)	628	(446)	(10,448)	(7,338)
In-kind redemptions	2,127,692	11,511,463	14,008,971	1,021,969	45,749,343	13,618,905
Foreign currencies	-	-	-	-	-	6,510
Net realized gain (loss)	3,763,142	12,067,377	12,855,896	(15,295,883)	5,906,081	13,164,928
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	125,331,540	63,224,112	14,551,001	66,524,499	91,715,390	49,666,066
Affiliated investment securities	2,235	778	182	676	1,927	7,271
Foreign currencies	-	-	-	-	-	(1,956)
Change in net unrealized appreciation	125,333,775	63,224,890	14,551,183	66,525,175	91,717,317	49,671,381
Net realized and unrealized gain	129,096,917	75,292,267	27,407,079	51,229,292	97,623,398	62,836,309
Net increase in net assets resulting from operations	$133,955,148	$80,664,145	$31,986,110	$76,321,446	$123,172,101	$81,958,155

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

23

Statements of Changes in Net Assets

For the six months ended October 31, 2024 and the year ended April 30, 2024

(Unaudited)

	Invesco BuyBack AchieversTM ETF (PKW)		Invesco Dividend AchieversTM ETF (PFM)
	Six Months Ended October 31, 2024	Year Ended April 30, 2024	Six Months Ended October 31, 2024	Year Ended April 30, 2024
Operations:
Net investment income	$4,858,231	$13,556,787	$5,371,878	$11,898,701
Net realized gain (loss)	3,763,142	11,092,719	12,067,377	46,519,486
Change in net unrealized appreciation (depreciation)	125,333,775	111,552,983	63,224,890	10,401,943
Net increase in net assets resulting from operations	133,955,148	136,202,489	80,664,145	68,820,130
Distributions to Shareholders from:
Distributable earnings	(4,774,980)	(14,614,994)	(5,626,957)	(12,115,568)
Shareholder Transactions:
Proceeds from shares sold	18,252,467	871,788,482	22,385,568	57,387,283
Value of shares repurchased	(12,805,962)	(878,783,649)	(32,248,756)	(159,156,611)
Net increase (decrease) in net assets resulting from share transactions	5,446,505	(6,995,167)	(9,863,188)	(101,769,328)
Net increase (decrease) in net assets	134,626,673	114,592,328	65,174,000	(45,064,766)
Net assets:
Beginning of period	1,076,305,776	961,713,448	634,874,664	679,939,430
End of period	$1,210,932,449	$1,076,305,776	$700,048,664	$634,874,664
Changes in Shares Outstanding:
Shares sold	160,000	9,350,000	490,000	1,540,000
Shares repurchased	(120,000)	(9,930,000)	(720,000)	(4,220,000)
Shares outstanding, beginning of period	10,570,000	11,150,000	15,530,000	18,210,000
Shares outstanding, end of period	10,610,000	10,570,000	15,300,000	15,530,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Invesco Dow Jones Industrial Average Dividend ETF (DJD)		Invesco Financial Preferred ETF (PGF)		Invesco High Yield Equity Dividend AchieversTM ETF (PEY)		Invesco International Dividend AchieversTM ETF (PID)
Six Months Ended October 31, 2024	Year Ended April 30, 2024	Six Months Ended October 31, 2024	Year Ended April 30, 2024	Six Months Ended October 31, 2024	Year Ended April 30, 2024	Six Months Ended October 31, 2024	Year Ended April 30, 2024

$4,579,031	$10,524,154	$25,092,154	$58,295,764	$25,548,703	$59,922,577	$19,121,846	$37,486,851
12,855,896	1,976,085	(15,295,883)	(70,100,760)	5,906,081	4,457,541	13,164,928	62,400,702
14,551,183	19,713,603	66,525,175	45,412,599	91,717,317	(5,932,793)	49,671,381	(94,138,725)
31,986,110	32,213,842	76,321,446	33,607,603	123,172,101	58,447,325	81,958,155	5,748,828

(4,558,781)	(10,533,869)	(27,556,742)	(61,652,534)	(27,177,468)	(64,958,488)	(20,232,191)	(34,564,408)

43,324,964	129,519,346	14,002,769	25,620,196	154,608,500	79,171,935	992,848	30,372,515
(51,317,596)	(137,824,483)	(14,399,357)	(211,945,392)	(214,702,485)	(332,243,237)	(82,923,197)	(215,840,374)
(7,992,632)	(8,305,137)	(396,588)	(186,325,196)	(60,093,985)	(253,071,302)	(81,930,349)	(185,467,859)
19,434,697	13,374,836	48,368,116	(214,370,127)	35,900,648	(259,582,465)	(20,204,385)	(214,283,439)

290,989,005	277,614,169	890,509,992	1,104,880,119	1,182,709,312	1,442,291,777	871,688,727	1,085,972,166
$310,423,702	$290,989,005	$938,878,108	$890,509,992	$1,218,609,960	$1,182,709,312	$851,484,342	$871,688,727

840,000	2,980,000	900,000	1,750,000	7,360,000	3,980,000	50,000	1,700,000
(1,000,000)	(3,100,000)	(950,000)	(14,900,000)	(10,270,000)	(16,830,000)	(4,430,000)	(12,400,000)
6,260,000	6,380,000	61,400,000	74,550,000	59,340,000	72,190,000	48,950,000	59,650,000
6,100,000	6,260,000	61,350,000	61,400,000	56,430,000	59,340,000	44,570,000	48,950,000

25

Financial Highlights

Invesco BuyBack AchieversTM ETF (PKW)

	Six Months Ended October 31, 2024 (Unaudited)	Years Ended April 30,
		2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of period	$101.83	$86.25	$84.53	$87.65	$54.42	$63.60
Net investment income(a)	0.46	1.06	1.06	0.76	0.88	1.01
Net realized and unrealized gain (loss) on investments	12.29	15.70	1.78	(3.16)	33.35	(9.13)
Total from investment operations	12.75	16.76	2.84	(2.40)	34.23	(8.12)
Distributions to shareholders from:
Net investment income	(0.45)	(1.18)	(1.12)	(0.72)	(1.00)	(1.06)
Net asset value at end of period	$114.13	$101.83	$86.25	$84.53	$87.65	$54.42
Market price at end of period(b)	$114.09	$101.84	$86.25	$84.50	$87.72	$54.45
Net Asset Value Total Return(c)	12.54%	19.52%	3.45%	(2.79)%	63.54%	(12.81)%
Market Price Total Return(c)	12.49%	19.53%	3.48%	(2.90)%	63.58%	(12.79)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,210,932	$1,076,306	$961,713	$1,352,447	$1,844,119	$718,331
Ratio to average net assets of:
Expenses	0.62%(d)	0.61%	0.62%	0.61%	0.64%	0.62%
Net investment income	0.85%(d)	1.13%	1.26%	0.83%	1.27%	1.60%
Portfolio turnover rate(e)	3%	59%	60%	80%	93%	56%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Financial Highlights—(continued)

Invesco Dividend AchieversTM ETF (PFM)

	Six Months Ended October 31, 2024 (Unaudited)	Years Ended April 30,
		2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of period	$40.88	$37.34	$36.76	$35.90	$27.27	$28.52
Net investment income(a)	0.35	0.73	0.68	0.68	0.62	0.61
Net realized and unrealized gain (loss) on investments	4.89	3.55	0.61	0.90	8.61	(1.20)
Total from investment operations	5.24	4.28	1.29	1.58	9.23	(0.59)
Distributions to shareholders from:
Net investment income	(0.37)	(0.74)	(0.71)	(0.72)	(0.60)	(0.66)
Net asset value at end of period	$45.75	$40.88	$37.34	$36.76	$35.90	$27.27
Market price at end of period(b)	$45.75	$40.88	$37.33	$36.78	$35.90	$27.31
Net Asset Value Total Return(c)	12.83%	11.57%	3.64%	4.40%	34.21%	(2.04)%
Market Price Total Return(c)	12.83%	11.60%	3.56%	4.46%	34.02%	(1.89)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$700,049	$634,875	$679,939	$704,651	$614,955	$306,780
Ratio to average net assets of:
Expenses	0.53%(d)	0.52%	0.53%	0.52%	0.53%	0.53%
Net investment income	1.57%(d)	1.88%	1.89%	1.80%	1.97%	2.13%
Portfolio turnover rate(e)	1%	12%	8%	12%	28%	20%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

Financial Highlights—(continued)

Invesco Dow Jones Industrial Average Dividend ETF (DJD)

	Six Months Ended October 31, 2024 (Unaudited)	Years Ended April 30,
		2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of period	$46.48	$43.51	$44.83	$43.47	$33.17	$36.98
Net investment income(a)	0.75	1.65	1.51	1.36	1.27	1.10
Net realized and unrealized gain (loss) on investments	4.41	2.97	(1.42)	1.29	10.40	(3.80)
Total from investment operations	5.16	4.62	0.09	2.65	11.67	(2.70)
Distributions to shareholders from:
Net investment income	(0.75)	(1.65)	(1.41)	(1.29)	(1.37)	(1.11)
Net asset value at end of period	$50.89	$46.48	$43.51	$44.83	$43.47	$33.17
Market price at end of period(b)	$50.89	$46.48	$43.51	$44.82	$43.52	$33.21
Net Asset Value Total Return(c)	11.13%	10.86%	0.37%	6.19%	36.03%	(7.33)%
Market Price Total Return(c)	11.13%	10.86%	0.39%	6.04%	36.03%	(7.32)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$310,424	$290,989	$277,614	$205,759	$154,758	$116,108
Ratio to average net assets of:
Expenses	0.07%	0.07%	0.07%	0.07%	0.07%	0.08%(d)
Net investment income	2.99%	3.75%	3.50%	3.04%	3.43%	3.04%(d)
Portfolio turnover rate(e)	8%	30%	20%	15%	50%	14%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Financial Highlights—(continued)

Invesco Financial Preferred ETF (PGF)

	Six Months Ended October 31, 2024 (Unaudited)	Years Ended April 30,
		2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of period	$14.50	$14.82	$15.61	$18.89	$18.05	$18.33
Net investment income(a)	0.41	0.87	0.84	0.87	0.94	0.94
Net realized and unrealized gain (loss) on investments	0.84	(0.27)	(0.77)	(3.28)	0.82	(0.27)
Total from investment operations	1.25	0.60	0.07	(2.41)	1.76	0.67
Distributions to shareholders from:
Net investment income	(0.45)	(0.92)	(0.86)	(0.87)	(0.92)	(0.95)
Net asset value at end of period	$15.30	$14.50	$14.82	$15.61	$18.89	$18.05
Market price at end of period(b)	$15.31	$14.49	$14.83	$15.55	$18.96	$18.07
Net Asset Value Total Return(c)	8.70%	4.32%	0.46%	(13.34)%	9.94%	3.78%
Market Price Total Return(c)	8.84%	4.18%	0.92%	(13.99)%	10.22%	3.77%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$938,878	$890,510	$1,104,880	$1,341,308	$1,827,087	$1,462,590
Ratio to average net assets of:
Expenses, after Waivers	0.56%(d)	0.53%	0.56%	0.57%	0.62%	0.61%
Expenses, prior to Waivers	0.56%(d)	0.54%	0.56%	0.57%	0.62%	0.61%
Net investment income	5.40%(d)	6.00%	5.45%	4.71%	5.02%	5.10%
Portfolio turnover rate(e)	14%	42%	15%	23%	23%	31%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

Financial Highlights—(continued)

Invesco High Yield Equity Dividend AchieversTM ETF (PEY)

	Six Months Ended October 31, 2024 (Unaudited)	Years Ended April 30,
		2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of period	$19.93	$19.98	$21.01	$20.66	$14.21	$18.25
Net investment income(a)	0.44	0.92	0.87	0.85	0.69	0.75
Net realized and unrealized gain (loss) on investments	1.70	0.03 (b)	(1.04)	0.33	6.51	(4.03)
Total from investment operations	2.14	0.95	(0.17)	1.18	7.20	(3.28)
Distributions to shareholders from:
Net investment income	(0.47)	(1.00)	(0.86)	(0.83)	(0.75)	(0.76)
Net asset value at end of period	$21.60	$19.93	$19.98	$21.01	$20.66	$14.21
Market price at end of period(c)	$21.60	$19.94	$19.97	$21.03	$20.65	$14.24
Net Asset Value Total Return(d)	10.83%	4.95%	(0.81)%	5.87%	52.20%	(18.57)%
Market Price Total Return(d)	10.78%	5.06%	(0.96)%	6.01%	51.80%	(18.44)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,218,610	$1,182,709	$1,442,292	$1,153,255	$929,479	$630,938
Ratio to average net assets of:
Expenses	0.52%(e)	0.53%	0.52%	0.52%	0.53%	0.52%
Net investment income	4.21%(e)	4.67%	4.25%	4.07%	4.20%	4.30%
Portfolio turnover rate(f)	18%	74%	57%	49%	74%	51%

(a)	Based on average shares outstanding.
(b)
Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Financial Highlights—(continued)

Invesco International Dividend AchieversTM ETF (PID)

	Six Months Ended October 31, 2024 (Unaudited)	Years Ended April 30,
		2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of period	$17.81	$18.21	$18.38	$17.28	$12.12	$16.44
Net investment income(a)	0.41	0.66	0.60	0.51	0.45	0.61
Net realized and unrealized gain (loss) on investments	1.32	(0.45)	(0.16)(b)	1.21	5.21	(4.20)
Total from investment operations	1.73	0.21	0.44	1.72	5.66	(3.59)
Distributions to shareholders from:
Net investment income	(0.44)	(0.61)	(0.61)	(0.62)	(0.50)	(0.73)
Net asset value at end of period	$19.10	$17.81	$18.21	$18.38	$17.28	$12.12
Market price at end of period(c)	$19.13	$17.80	$18.22	$18.40	$17.25	$12.07
Net Asset Value Total Return(d)	9.79%	1.17%	2.74%	10.11%	47.87%	(22.71)%
Market Price Total Return(d)	10.02%	1.06%	2.68%	10.43%	48.23%	(23.07)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$851,484	$871,689	$1,085,972	$775,420	$579,570	$510,252
Ratio to average net assets of:
Expenses	0.53%(e)	0.53%	0.53%	0.53%	0.56%	0.53%
Net investment income	4.34%(e)	3.73%	3.47%	2.79%	3.18%	3.92%
Portfolio turnover rate(f)	21%	44%	38%	44%	69%	45%

(a)	Based on average shares outstanding.
(b)
Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Notes to Financial Statements
Invesco Exchange-Traded Fund Trust
October 31, 2024
(Unaudited)
NOTE 1—Organization
Invesco Exchange-Traded Fund Trust (the “Trust”) was organized as a Massachusetts business trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:

Full Name	Short Name
Invesco BuyBack AchieversTM ETF (PKW)	"BuyBack AchieversTM ETF"
Invesco Dividend AchieversTM ETF (PFM)	"Dividend AchieversTM ETF"
Invesco Dow Jones Industrial Average Dividend ETF (DJD)	"Dow Jones Industrial Average Dividend ETF"
Invesco Financial Preferred ETF (PGF)	"Financial Preferred ETF"
Invesco High Yield Equity Dividend AchieversTM ETF (PEY)	"High Yield Equity Dividend AchieversTM ETF"
Invesco International Dividend AchieversTM ETF (PID)	"International Dividend AchieversTM ETF"
Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on The Nasdaq Stock Market LLC, except for Shares of Dow Jones Industrial Average Dividend ETF and Financial Preferred ETF, which are listed and traded on NYSE Arca, Inc.
The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit”, as set forth in each Fund’s prospectus. Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”), though each Fund reserves the right to issue and redeem Creation Units in exchange for cash. Except when aggregated in Creation Units by authorized participants (“APs”), the Shares are not individually redeemable securities of the Funds.
The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index
BuyBack AchieversTM ETF	NASDAQ US BuyBack AchieversTM Index
Dividend AchieversTM ETF	NASDAQ US Broad Dividend AchieversTM Index
Dow Jones Industrial Average Dividend ETF	Dow Jones Industrial Average Yield Weighted
Financial Preferred ETF	ICE Exchange-Listed Fixed Rate Financial Preferred Securities Index
High Yield Equity Dividend AchieversTM ETF	NASDAQ US Dividend AchieversTM 50 Index
International Dividend AchieversTM ETF	NASDAQ International Dividend AchieversTM Index
NOTE 2—Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services—Investment Companies.
A.
Security Valuation - Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.

32

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day NAV per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment ("unreliable"). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price a Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the

33

Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, a Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of a Fund’s NAV and, accordingly, they reduce a Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.
C.
Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.
Dividends and Distributions to Shareholders - Each Fund (except for Financial Preferred ETF and High Yield Equity Dividend Achievers™ ETF, which declare and pay dividends from net investment income, if any, monthly) declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP"). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

E.
Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.
The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Foreign Withholding Taxes - Certain Funds are subject to foreign withholding tax imposed by certain foreign countries in which the Funds may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. Certain Funds may file withholding tax refunds in certain jurisdictions to seek to recover a portion of amounts previously withheld. Certain Funds will record a receivable for such tax

34

refunds based on several factors including; an assessment of a jurisdiction’s legal obligation to pay reclaims, administrative practices and payment history. Any receivables recorded will be shown under receivables for Foreign tax reclaims on the Statements of Assets and Liabilities. There is no guarantee that a Fund will receive refunds applied for in a timely manner or at all.
As a result of recent court rulings in certain countries across the European Union, tax refunds for previously withheld taxes on dividends earned in those countries have been received by investment companies. Any tax refund payments are reflected as Foreign withholding tax claims in the Statements of Operations, and any related interest is included in Unaffiliated interest income. Certain Funds may incur fees paid to third party providers that assist in the recovery of the tax reclaims. These fees are excluded from the unitary management fee and are reflected on the Statements of Operations as Professional fees, if any. In the event tax refunds received by a Fund during the fiscal year exceed the foreign withholding taxes paid by a Fund for the year, and the Fund previously passed foreign tax credits on to its shareholders, the Fund intends to enter into a closing agreement with the Internal Revenue Service in order to pay the associated liability on behalf of the Funds’ shareholders. For the six months ended October 31, 2024, the Funds did not enter into any closing agreements.
G.
Expenses - Each Fund (except for Dow Jones Industrial Average Dividend ETF) is responsible for all of its own expenses, including, but not limited to, the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with executions of portfolio transactions, sub-licensing fees related to its respective Underlying Index, any distribution fees or expenses, litigation expenses, fees payable to the Trust’s Board members and officers who are not “interested persons” (as defined in the 1940 Act) of the Trust or the Adviser (the “Independent Trustees”), expenses incurred in connection with the Board members’ services, including travel expenses and legal fees of counsel for the Independent Trustees, and extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust or the Adviser (an "Interested Trustee"), or (iii) any other matters that directly benefit the Adviser).

Dow Jones Industrial Average Dividend ETF has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Fund, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser).
Expenses of the Trust that are directly identifiable to a specific Fund, including expenses that are excluded from a Fund’s unitary management fee (if applicable), are applied to that Fund. Expenses of the Trust that are not readily identifiable to a specific Fund, including expenses that are excluded from a Fund’s unitary management fee (if applicable), are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.
To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.
H.
Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.
Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

J.
Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each

35

Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income, net on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.
Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, serves as an affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNYM”) also serves as a securities lending agent. To the extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended October 31, 2024, each Fund had affiliated securities lending transactions with Invesco. Fees paid to Invesco for securities lending agent services, which are included in Securities lending income, net on the Statements of Operations, were incurred by each Fund as listed below:

Amount
BuyBack AchieversTM ETF	$7,470
Dividend AchieversTM ETF	1,033
Dow Jones Industrial Average Dividend ETF	217
Financial Preferred ETF	45,126
High Yield Equity Dividend AchieversTM ETF	2,922
International Dividend AchieversTM ETF	102,332

K.
Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Each Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

Each Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which a Fund invests.
The performance of a Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause a Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that a Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of a Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statements of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

36

L.
Other Risks

ADR and GDR Risk. Certain Funds may invest in American depositary receipts (“ADRs”) and global depositary receipts (“GDRs”). ADRs are certificates that evidence ownership of shares of a foreign issuer and are alternatives to purchasing the underlying foreign securities directly in their national markets and currencies. GDRs are certificates issued by an international bank that generally are traded and denominated in the currencies of countries other than the home country of the issuer of the underlying shares. ADRs and GDRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency, political, economic and market risks, because their values depend on the performance of the non-dollar denominated underlying foreign securities. Moreover, ADRs and GDRs may not track the price of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading.
AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Additionally, investments in non-U.S. securities may have lower trading volumes or could experience extended market closures or trading halts. To the extent that a Fund invests in non-U.S. securities, it may face increased risks that APs may not be able to effectively create or redeem Creation Units, or that the Shares may be halted and/or delisted.
Dividend Paying Security Risk. Certain Funds invest in securities that pay high dividends. As a group, these securities can fall out of favor with the market, causing such companies to underperform companies that do not pay high dividends. Also, changes in the dividend policies of the companies in an Underlying Index and the capital resources available for such companies’ dividend payments may affect a Fund.
Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.
Financial Sector Risk. The market value of securities of issuers in the financial sector can be affected by factors such as adverse regulatory or economic occurrences affecting the financial sector, availability of credit, fluctuations in asset values, unstable interest rates, increased competition, continuing consolidations and development of new products and structures. Furthermore, increased government involvement in financial institutions, including measures such as taking ownership positions in such institutions, could result in a dilution in the value of the shares held by shareholders in such institutions.
Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Foreign securities are also subject to the risks of expropriation, nationalization, political instability or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. To the extent a Fund invests in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund’s returns. From time to time, certain companies in which the Funds invest may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. Government and the United Nations and/or in countries the U.S. Government identified as state sponsors of terrorism. One or more of these companies may be subject to constraints under U.S. law or regulations that could negatively affect the company’s performance. Additionally, one or more of these companies could suffer damage to its reputation if the market identifies it as a company that invests or deals with countries that the U.S. Government identifies as state sponsors of terrorism or subjects to sanctions.

37

Index Risk. Unlike many investment companies that are "actively managed", each Fund is a "passive" investor and therefore does not utilize an investing strategy that seeks returns in excess of its respective Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. If a specific security is removed from an Underlying Index, its respective Fund may be forced to sell such security at an inopportune time or for a price lower than the security’s current market value. An Underlying Index may not contain the appropriate mix of securities for any particular economic cycle. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule. Further, unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the impact of periods of market volatility or market decline. This means that, based on certain market and economic conditions, a Fund’s performance could be lower than other types of funds with investment advisers that actively manage their portfolio assets to take advantage of market opportunities or defend against market events.
Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.
Market Risk. Securities in each Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in an Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises or other events could result in increased premiums or discounts to each Fund’s NAV.
Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.
Non-Diversified Fund Risk. Because Dow Jones Industrial Average Dividend ETF and Financial Preferred ETF are non-diversified, and to the extent certain Funds become non-diversified, and can invest a greater portion of their respective assets in securities of individual issuers than can a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.
Preferred Securities Risk. There are special risks associated with investing in preferred securities. Preferred securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If a Fund owns a security that is deferring or omitting its distributions, the Fund may be required to report the distribution on its tax returns, even though it may not have received any income. Further, preferred securities may lose substantial value due to the omission or deferment of dividend payments. Preferred securities may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer. Preferred securities also may be subordinated to bonds or other debt instruments in an issuer’s capital structure, subjecting them to a greater risk of non-payment than more senior securities.
Sampling Risk. Certain Funds’ use of a representative sampling methodology may result in the Fund holding a smaller number of securities than are in its respective Underlying Index. As a result, an adverse development with respect to an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in its Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.
Small- and Mid-Capitalization Company Risk. For certain Funds, investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

38

NOTE 3—Investment Advisory Agreements and Other Agreements
The Trust has entered into Investment Advisory Agreements with the Adviser on behalf of the Funds, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services. Pursuant to an Investment Advisory Agreement, each Fund (except Dow Jones Industrial Average Dividend ETF) accrues daily and pays monthly to the Adviser an annual fee of 0.40% of the Fund’s average daily net assets, except for BuyBack AchieversTM ETF and Financial Preferred ETF, each of which accrues daily and pays monthly to the Adviser an annual fee of 0.50% of the Fund’s average daily net assets.
Pursuant to another Investment Advisory Agreement, Dow Jones Industrial Average Dividend ETF accrues daily and pays monthly to the Adviser, an annual unitary management fee of 0.07% of the Fund’s average daily net assets. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Dow Jones Industrial Average Dividend ETF, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser).
The Trust also has entered into an Amended and Restated Excess Expense Agreement (the “Expense Agreement”) with the Adviser on behalf of each Fund (except Dow Jones Industrial Average Dividend ETF), pursuant to which the Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses (excluding interest expenses, sub-licensing fees, offering costs, brokerage commissions and other trading expenses, taxes, acquired fund fees and expenses, if any, and extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser)) of each Fund from exceeding 0.50% of the Fund’s average daily net assets per year (0.60% of the Fund’s average daily net assets per year for BuyBack Achievers™ ETF and Financial Preferred ETF) (the “Expense Cap”), through at least August 31, 2026. Unless the Adviser continues the Expense Agreement, it will terminate on August 31, 2026. During its term, the Expense Agreement cannot be terminated or amended to increase the Expense Cap without approval of the Board of Trustees. For each Fund (excluding the Dow Jones Industrial Average Dividend ETF), the Adviser did not waive fees and/or pay Fund expenses during the period under this Expense Cap.
Further, through at least August 31, 2026, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. This waiver does not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date. This waiver is not subject to recapture by the Adviser.
For the six months ended October 31, 2024, the Adviser waived fees and/or paid Fund expenses for each Fund in the following amounts:
BuyBack AchieversTM ETF	$528
Dividend AchieversTM ETF	237
Dow Jones Industrial Average Dividend ETF	129
Financial Preferred ETF	1,140
High Yield Equity Dividend AchieversTM ETF	526
International Dividend AchieversTM ETF	330
The fees waived and/or expenses borne by the Adviser pursuant to the Expense Cap are subject to recapture by the Adviser for up to three years from the date the fees were waived or the expenses were incurred, but no recapture payment will be made by the Funds if it would result in the Funds exceeding (i) the Expense Cap or (ii) the expense cap in effect at the time the fees and/or expenses subject to recapture were waived and/or borne by the Adviser.
There are no amounts available for potential recapture by the Adviser as of October 31, 2024.
The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

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The Adviser has entered into a licensing agreement on behalf of each Fund with the following entities (each, a “Licensor”):

Fund	Licensor
BuyBack AchieversTM ETF	Nasdaq, Inc.
Dividend AchieversTM ETF	Nasdaq, Inc.
Dow Jones Industrial Average Dividend ETF	S&P Dow Jones Indices LLC
Financial Preferred ETF	ICE Data Indices, LLC
High Yield Equity Dividend AchieversTM ETF	Nasdaq, Inc.
International Dividend AchieversTM ETF	Nasdaq, Inc.
Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds (except for Dow Jones Industrial Average Dividend ETF) are required to pay the sub-licensing fees that are shown on the Statements of Operations. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.
The Trust has entered into service agreements whereby BNYM, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.
For the six months ended October 31, 2024, the following Funds incurred brokerage commissions with Invesco Capital Markets, Inc. ("ICMI"), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Funds, as listed below:
BuyBack AchieversTM ETF	$6,407
Dividend AchieversTM ETF	615
Dow Jones Industrial Average Dividend ETF	3,731
High Yield Equity Dividend AchieversTM ETF	25,777
International Dividend AchieversTM ETF	40,026
Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.
NOTE 4—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of October 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
BuyBack AchieversTM ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,210,481,805	$-	$-	$1,210,481,805
Money Market Funds	1,726,136	64,923,071	-	66,649,207
Total Investments	$1,212,207,941	$64,923,071	$-	$1,277,131,012

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	Level 1	Level 2	Level 3	Total
Dividend AchieversTM ETF
Investments in Securities
Common Stocks & Other Equity Interests	$699,735,496	$-	$-	$699,735,496
Money Market Funds	293,358	11,214,268	-	11,507,626
Total Investments	$700,028,854	$11,214,268	$-	$711,243,122
Dow Jones Industrial Average Dividend ETF
Investments in Securities
Common Stocks & Other Equity Interests	$309,752,090	$-	$-	$309,752,090
Money Market Funds	84,888	15,751,538	-	15,836,426
Total Investments	$309,836,978	$15,751,538	$-	$325,588,516
Financial Preferred ETF
Investments in Securities
Preferred Stocks	$940,837,769	$-	$-	$940,837,769
Money Market Funds	-	32,370,998	-	32,370,998
Total Investments	$940,837,769	$32,370,998	$-	$973,208,767
High Yield Equity Dividend AchieversTM ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,217,692,887	$-	$-	$1,217,692,887
Money Market Funds	51,139	65,867,345	-	65,918,484
Total Investments	$1,217,744,026	$65,867,345	$-	$1,283,611,371
International Dividend AchieversTM ETF
Investments in Securities
Common Stocks & Other Equity Interests	$849,034,335	$-	$-	$849,034,335
Money Market Funds	1,497,570	84,524,354	-	86,021,924
Total Investments	$850,531,905	$84,524,354	$-	$935,056,259
NOTE 5—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.
Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Funds had capital loss carryforwards as of April 30, 2024, as follows:

	No expiration
	Short-Term	Long-Term	Total*
BuyBack AchieversTM ETF	$378,399,536	$195,986,416	$574,385,952
Dividend AchieversTM ETF	55,130	16,572,332	16,627,462
Dow Jones Industrial Average Dividend ETF	5,840,911	21,324,247	27,165,158
Financial Preferred ETF	12,963,661	160,042,622	173,006,283
High Yield Equity Dividend AchieversTM ETF	50,016,948	232,285,775	282,302,723
International Dividend AchieversTM ETF	174,937,736	248,354,357	423,292,093

*
Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

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NOTE 6—Investment Transactions
For the six months ended October 31, 2024, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales
BuyBack AchieversTM ETF	$29,103,468	$28,956,157
Dividend AchieversTM ETF	8,700,771	9,059,086
Dow Jones Industrial Average Dividend ETF	23,759,472	24,660,941
Financial Preferred ETF	131,506,506	130,378,370
High Yield Equity Dividend AchieversTM ETF	220,764,836	223,103,652
International Dividend AchieversTM ETF	178,402,571	180,066,982
For the six months ended October 31, 2024, in-kind transactions associated with creations and redemptions were as follows:

	In-kind Purchases	In-kind Sales
BuyBack AchieversTM ETF	$18,239,656	$12,786,710
Dividend AchieversTM ETF	22,493,212	32,321,578
Dow Jones Industrial Average Dividend ETF	43,075,788	50,824,881
Financial Preferred ETF	13,964,544	14,247,296
High Yield Equity Dividend AchieversTM ETF	153,806,874	213,213,713
International Dividend AchieversTM ETF	985,759	82,717,514
Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.
As of October 31, 2024, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost
BuyBack AchieversTM ETF	$207,387,944	$(33,965,861)	$173,422,083	$1,103,708,929
Dividend AchieversTM ETF	193,505,927	(22,436,117)	171,069,810	540,173,312
Dow Jones Industrial Average Dividend ETF	32,718,169	(15,491,757)	17,226,412	308,362,104
Financial Preferred ETF	6,863,996	(93,318,719)	(86,454,723)	1,059,663,490
High Yield Equity Dividend AchieversTM ETF	132,688,994	(69,717,402)	62,971,592	1,220,639,779
International Dividend AchieversTM ETF	100,948,175	(51,906,451)	49,041,724	886,014,535
NOTE 7—Trustees’ and Officer’s Fees
Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees and an Officer of the Trust. The Adviser, as a result of the unitary management fee, pays for such compensation for Dow Jones Industrial Average Dividend ETF. Interested Trustees do not receive any Trustees’ fees.
The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.
NOTE 8—Capital
Shares are issued and redeemed by each Fund only in Creation Units as discussed in Note 1. Only APs are permitted to purchase or redeem Creation Units from the Funds.
To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in

42

immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.
Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.
Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

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Other Information Required in Form N-CSR (Items 8-11)

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.

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©2024 Invesco Capital Management LLC
3500 Lacey Road, Suite 700
Downers Grove, IL 60515
P-DI-NCSRS
invesco.com/ETFs

Invesco Semi-Annual Financial Statements and Other Information
October 31, 2024
BMVP	Invesco Bloomberg MVP Multi-factor ETF
PRF	Invesco FTSE RAFI US 1000 ETF
PRFZ	Invesco FTSE RAFI US 1500 Small-Mid ETF

2

Invesco Bloomberg MVP Multi-factor ETF (BMVP)
October 31, 2024
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.90%
Communication Services-5.61%
AT&T, Inc.	89,062	$2,007,458
Fox Corp., Class A	46,288	1,944,096
Omnicom Group, Inc.(b)	18,951	1,914,051
		5,865,605
Consumer Discretionary-8.71%
Best Buy Co., Inc.	18,968	1,715,276
Home Depot, Inc. (The)	4,836	1,904,175
NVR, Inc.(c)	200	1,830,562
PulteGroup, Inc.	13,651	1,768,214
TJX Cos., Inc. (The)	16,670	1,884,210
		9,102,437
Consumer Staples-7.32%
Costco Wholesale Corp.	2,210	1,931,938
Kimberly-Clark Corp.	13,771	1,847,793
Sysco Corp.	25,101	1,881,320
Walmart, Inc.	24,265	1,988,516
		7,649,567
Energy-5.97%
Cheniere Energy, Inc.	10,895	2,085,085
EOG Resources, Inc.	15,939	1,943,920
Targa Resources Corp.	13,238	2,210,217
		6,239,222
Financials-16.97%
American Express Co.	7,225	1,951,328
Ameriprise Financial, Inc.	4,171	2,128,461
Brown & Brown, Inc.	18,913	1,979,056
Fiserv, Inc.(c)	10,907	2,158,495
Hartford Financial Services Group, Inc. (The)	16,660	1,839,931
Marsh & McLennan Cos., Inc.	8,783	1,916,802
Moody’s Corp.	4,129	1,874,731
Progressive Corp. (The)	7,721	1,874,891
Willis Towers Watson PLC	6,653	2,010,470
		17,734,165
Health Care-10.65%
AbbVie, Inc.	9,922	2,022,798
Cardinal Health, Inc.	17,729	1,923,951
Cencora, Inc.	8,705	1,985,436
Cigna Group (The)	5,656	1,780,565
Elevance Health, Inc.	3,768	1,528,904
UnitedHealth Group, Inc.	3,351	1,891,640
		11,133,294
Industrials-18.98%
3M Co.	14,333	1,841,361
Automatic Data Processing, Inc.	7,080	2,047,819
Booz Allen Hamilton Holding Corp.	12,038	2,186,823
General Dynamics Corp.	6,484	1,890,799
Honeywell International, Inc.	9,479	1,949,641
Leidos Holdings, Inc.	12,021	2,201,766
Lockheed Martin Corp.	3,352	1,830,360
RTX Corp.	16,172	1,956,650
SS&C Technologies Holdings, Inc.	26,403	1,846,362
W.W. Grainger, Inc.	1,886	2,092,008
		19,843,589
	Shares	Value
Information Technology-9.02%
Apple, Inc.	8,409	$1,899,677
International Business Machines Corp.	8,863	1,832,160
Motorola Solutions, Inc.	4,358	1,958,267
NetApp, Inc.	15,864	1,829,278
TE Connectivity PLC (Switzerland)	12,977	1,913,069
		9,432,451
Materials-5.30%
Amcor PLC	172,937	1,924,789
LyondellBasell Industries N.V., Class A	20,431	1,774,432
Sherwin-Williams Co. (The)	5,134	1,841,925
		5,541,146
Real Estate-5.62%
Iron Mountain, Inc.	16,489	2,040,184
Simon Property Group, Inc.	11,593	1,960,608
VICI Properties, Inc.	58,822	1,868,187
		5,868,979
Utilities-5.75%
Edison International	22,498	1,853,835
Entergy Corp.	14,888	2,304,365
FirstEnergy Corp.	44,180	1,848,049
		6,006,249
Total Common Stocks & Other Equity Interests (Cost $93,215,414)		104,416,704
Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 4.77%(d)(e) (Cost $32,471)	32,471	32,471
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.93% (Cost $93,247,885)		104,449,175
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.87%
Invesco Private Government Fund, 4.84%(d)(e)(f)	543,870	543,870
Invesco Private Prime Fund, 4.99%(d)(e)(f)	1,416,223	1,416,648
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,960,518)		1,960,518
TOTAL INVESTMENTS IN SECURITIES-101.80% (Cost $95,208,403)		106,409,693
OTHER ASSETS LESS LIABILITIES-(1.80)%		(1,886,044)
NET ASSETS-100.00%		$104,523,649
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco Bloomberg MVP Multi-factor ETF (BMVP)—(continued)
October 31, 2024
(Unaudited)
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at October 31, 2024.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2024.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$756,382	$(723,911)	$-	$-	$32,471	$1,086
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,520,670	7,388,193	(8,364,993)	-	-	543,870	10,242 *
Invesco Private Prime Fund	3,909,998	14,695,900	(17,189,375)	505	(380)	1,416,648	26,195 *
Total	$5,430,668	$22,840,475	$(26,278,279)	$505	$(380)	$1,992,989	$37,523

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco FTSE RAFI US 1000 ETF (PRF)
October 31, 2024
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.91%
Communication Services-8.44%
Alphabet, Inc., Class A	447,378	$76,550,850
Alphabet, Inc., Class C	379,193	65,482,839
AT&T, Inc.	4,018,808	90,583,932
Cable One, Inc.(b)	2,054	701,564
Charter Communications, Inc., Class A(c)	47,987	15,721,021
Comcast Corp., Class A	1,364,169	59,573,260
Electronic Arts, Inc.	20,654	3,115,656
Fox Corp., Class A(b)	87,781	3,686,802
Fox Corp., Class B	48,384	1,885,041
Frontier Communications Parent, Inc.(b)(c)	138,018	4,931,383
Gray Television, Inc.(b)	113,517	648,182
IAC, Inc.(b)(c)	23,013	1,103,473
Interpublic Group of Cos., Inc. (The)(b)	114,072	3,353,717
Liberty Broadband Corp.(c)(d)	10,211	0
Liberty Broadband Corp., Class A(c)	3,860	309,688
Liberty Broadband Corp., Class C(c)	22,797	1,842,454
Liberty Global Ltd., Class A (Belgium)(b)(c)	142,237	2,817,715
Liberty Global Ltd., Class C (Belgium)(b)(c)	193,361	3,987,104
Liberty Media Corp.-Liberty Formula One(b)(c)	22,619	1,805,901
Liberty Media Corp.-Liberty Formula One(b)(c)	2,115	157,018
Live Nation Entertainment, Inc.(c)	11,613	1,360,347
Lumen Technologies, Inc.(b)(c)	1,034,928	6,613,190
Match Group, Inc.(b)(c)	29,549	1,064,650
Meta Platforms, Inc., Class A	125,717	71,354,455
Netflix, Inc.(c)	18,721	14,153,638
News Corp., Class A	76,353	2,080,619
News Corp., Class B(b)	22,790	661,822
Nexstar Media Group, Inc., Class A(b)	11,390	2,003,729
Omnicom Group, Inc.	60,079	6,067,979
Paramount Global, Class B	814,649	8,912,260
Spotify Technology S.A. (Sweden)(c)	5,297	2,039,875
Take-Two Interactive Software, Inc.(c)	17,795	2,877,807
TEGNA, Inc.(b)	102,954	1,691,534
Telephone and Data Systems, Inc.	132,825	3,951,544
T-Mobile US, Inc.	105,503	23,544,049
Verizon Communications, Inc.	2,207,250	92,991,442
Walt Disney Co. (The)	293,727	28,256,537
Warner Bros. Discovery, Inc.(c)	1,256,506	10,215,394
		618,098,471
Consumer Discretionary-8.73%
Academy Sports & Outdoors, Inc.(b)	17,436	886,795
Adient PLC(c)	59,648	1,164,925
Advance Auto Parts, Inc.(b)	39,098	1,395,408
Airbnb, Inc., Class A(c)	7,356	991,515
Amazon.com, Inc.(c)	622,994	116,126,082
American Axle & Manufacturing Holdings, Inc.(c)	127,773	721,917
American Eagle Outfitters, Inc.	49,793	975,445
Aptiv PLC(c)	55,363	3,146,279
Aramark(b)	62,961	2,381,815
Asbury Automotive Group, Inc.(b)(c)	11,173	2,545,656
Autoliv, Inc. (Sweden)	19,890	1,847,383
AutoNation, Inc.(b)(c)	22,857	3,553,578
AutoZone, Inc.(c)	1,639	4,931,751
	Shares	Value
Consumer Discretionary-(continued)
Bath & Body Works, Inc.(b)	58,141	$1,650,042
Best Buy Co., Inc.	113,256	10,241,740
Booking Holdings, Inc.	1,539	7,196,749
BorgWarner, Inc.	111,634	3,754,251
Boyd Gaming Corp.(b)	12,444	862,245
Brunswick Corp.(b)	17,906	1,427,824
Burlington Stores, Inc.(c)	8,973	2,223,240
Caesars Entertainment, Inc.(c)	59,931	2,400,237
Capri Holdings Ltd.(c)	33,586	662,988
CarMax, Inc.(c)	78,962	5,715,270
Carnival Corp.(c)	229,828	5,056,216
Carter’s, Inc.	11,937	652,954
Century Communities, Inc.	9,540	845,816
Chipotle Mexican Grill, Inc.(c)	40,186	2,241,173
Coupang, Inc. (South Korea)(c)	86,101	2,220,545
Cracker Barrel Old Country Store, Inc.(b)	13,980	665,029
D.R. Horton, Inc.	55,508	9,380,852
Dana, Inc.	98,580	756,109
Darden Restaurants, Inc.	20,687	3,310,334
Deckers Outdoor Corp.(c)	7,992	1,285,833
Dick’s Sporting Goods, Inc.	12,816	2,508,732
Domino’s Pizza, Inc.	3,083	1,275,530
DoorDash, Inc., Class A(c)	11,329	1,775,254
eBay, Inc.	112,491	6,469,357
Expedia Group, Inc.(c)	16,364	2,557,857
Five Below, Inc.(c)	4,430	419,920
Floor & Decor Holdings, Inc., Class A(b)(c)	8,811	907,974
Foot Locker, Inc.(b)	64,046	1,485,227
Ford Motor Co.	2,667,024	27,443,677
GameStop Corp., Class A(b)(c)	61,694	1,368,373
Gap, Inc. (The)(b)	90,261	1,874,721
Garmin Ltd.	23,250	4,611,637
General Motors Co.	1,041,950	52,889,382
Gentex Corp.(b)	33,922	1,028,176
Genuine Parts Co.	33,453	3,837,059
Goodyear Tire & Rubber Co. (The)(b)(c)	293,881	2,353,987
Graham Holdings Co., Class B	1,303	1,098,820
Group 1 Automotive, Inc.(b)	8,008	2,917,475
H&R Block, Inc.(b)	31,330	1,871,341
Hanesbrands, Inc.(b)(c)	445,270	3,094,626
Harley-Davidson, Inc.(b)	47,102	1,504,909
Hasbro, Inc.	48,330	3,171,898
Helen of Troy Ltd.(b)(c)	6,347	403,987
Hilton Worldwide Holdings, Inc.	10,157	2,385,371
Home Depot, Inc. (The)	135,604	53,394,075
International Game Technology PLC(b)	31,071	631,363
KB Home	22,367	1,755,810
Kohl’s Corp.(b)	163,002	3,012,277
Las Vegas Sands Corp.	52,998	2,747,946
LCI Industries(b)	8,433	938,424
Lear Corp.(b)	30,145	2,886,685
Leggett & Platt, Inc.(b)	93,048	1,116,576
Lennar Corp., Class A	54,399	9,264,150
Lennar Corp., Class B(b)	2,872	460,439
LGI Homes, Inc.(b)(c)	6,343	644,195
Light & Wonder, Inc.(c)	13,056	1,224,392
Lithia Motors, Inc., Class A	11,992	3,985,781
LKQ Corp.	80,058	2,945,334
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco FTSE RAFI US 1000 ETF (PRF)—(continued)
October 31, 2024
(Unaudited)
	Shares	Value
Consumer Discretionary-(continued)
Lowe’s Cos., Inc.	95,914	$25,113,163
lululemon athletica, inc.(c)	4,778	1,423,366
M/I Homes, Inc.(c)	9,284	1,407,362
Macy’s, Inc.	250,224	3,838,436
Marriott International, Inc., Class A	14,995	3,899,000
Marriott Vacations Worldwide Corp.(b)	13,951	1,074,646
Mattel, Inc.(b)(c)	79,289	1,615,910
McDonald’s Corp.	72,050	21,046,525
MercadoLibre, Inc. (Brazil)(c)	747	1,521,773
Meritage Homes Corp.	13,018	2,358,862
MGM Resorts International(b)(c)	81,975	3,022,418
Mohawk Industries, Inc.(c)	29,987	4,026,354
Murphy USA, Inc.	4,898	2,392,428
Newell Brands, Inc.	337,215	2,967,492
NIKE, Inc., Class B	121,686	9,385,641
Nordstrom, Inc.	96,090	2,172,595
NVR, Inc.(c)	388	3,551,290
ODP Corp. (The)(b)(c)	22,680	703,760
O’Reilly Automotive, Inc.(c)	3,796	4,377,319
PENN Entertainment, Inc.(b)(c)	117,421	2,319,065
Penske Automotive Group, Inc.	8,256	1,243,106
PHINIA, Inc.(b)	28,464	1,325,853
Polaris, Inc.(b)	19,716	1,378,346
Pool Corp.	3,419	1,236,447
PulteGroup, Inc.	42,838	5,548,806
PVH Corp.(b)	16,126	1,587,766
Ralph Lauren Corp.	6,578	1,301,984
RH(b)(c)	3,603	1,145,934
Rivian Automotive, Inc., Class A(b)(c)	115,654	1,168,105
Ross Stores, Inc.	31,359	4,381,479
Royal Caribbean Cruises Ltd.	16,298	3,363,092
Sally Beauty Holdings, Inc.(b)(c)	73,362	953,706
Service Corp. International(b)	24,142	1,971,194
Signet Jewelers Ltd.(b)	12,753	1,169,195
Skechers U.S.A., Inc., Class A(b)(c)	28,463	1,749,336
Starbucks Corp.	133,829	13,075,093
Tapestry, Inc.	47,920	2,273,804
Taylor Morrison Home Corp., Class A(c)	41,606	2,850,011
Tempur Sealy International, Inc.	17,290	828,364
Tesla, Inc.(c)	89,472	22,354,579
Texas Roadhouse, Inc.	6,218	1,188,384
Thor Industries, Inc.	20,067	2,088,573
TJX Cos., Inc. (The)	118,218	13,362,181
Toll Brothers, Inc.	24,791	3,630,394
TopBuild Corp.(c)	3,211	1,134,703
Tractor Supply Co.	12,556	3,333,744
Travel + Leisure Co.	29,779	1,423,734
Tri Pointe Homes, Inc.(c)	42,851	1,732,466
Ulta Beauty, Inc.(c)	4,789	1,767,045
Under Armour, Inc., Class A(b)(c)	72,106	616,506
Under Armour, Inc., Class C(b)(c)	77,495	612,211
Urban Outfitters, Inc.(c)	19,779	711,055
V.F. Corp.(b)	251,173	5,201,793
Vail Resorts, Inc.(b)	6,283	1,041,030
Victoria’s Secret & Co.(b)(c)	49,721	1,504,557
Wayfair, Inc., Class A(b)(c)	20,867	893,734
Whirlpool Corp.(b)	40,925	4,236,147
Williams-Sonoma, Inc.(b)	19,850	2,662,480
Wyndham Hotels & Resorts, Inc.	10,535	930,451
	Shares	Value
Consumer Discretionary-(continued)
Wynn Resorts Ltd.	12,204	$1,171,828
Yum! Brands, Inc.	28,778	3,774,522
		639,621,876
Consumer Staples-8.26%
Albertson’s Cos., Inc., Class A	296,514	5,366,903
Altria Group, Inc.	706,068	38,452,463
Andersons, Inc. (The)	18,477	838,856
Archer-Daniels-Midland Co.	304,102	16,789,471
B&G Foods, Inc.(b)	81,678	695,897
BJ’s Wholesale Club Holdings, Inc.(c)	43,497	3,685,501
Brown-Forman Corp., Class B(b)	19,869	874,832
Bunge Global S.A.	86,703	7,284,786
Campbell Soup Co.(b)	56,669	2,643,609
Casey’s General Stores, Inc.	7,587	2,989,430
Church & Dwight Co., Inc.	24,772	2,474,971
Clorox Co. (The)	21,448	3,400,580
Coca-Cola Co. (The)	564,111	36,842,089
Coca-Cola Europacific Partners PLC (United Kingdom)	41,174	3,129,224
Colgate-Palmolive Co.	109,370	10,249,063
Conagra Brands, Inc.	187,897	5,437,739
Constellation Brands, Inc., Class A	20,534	4,770,870
Costco Wholesale Corp.	46,132	40,327,672
Darling Ingredients, Inc.(c)	49,064	1,918,893
Dollar General Corp.	53,676	4,296,227
Dollar Tree, Inc.(c)	45,572	2,945,774
Estee Lauder Cos., Inc. (The), Class A	27,491	1,895,230
Flowers Foods, Inc.	57,692	1,282,493
General Mills, Inc.	152,003	10,339,244
Herbalife Ltd.(b)(c)	169,141	1,277,015
Hershey Co. (The)	18,705	3,321,634
Hormel Foods Corp.	84,349	2,576,862
Ingredion, Inc.	19,498	2,588,554
J.M. Smucker Co. (The)	31,735	3,602,240
Kellanova	75,790	6,112,463
Keurig Dr Pepper, Inc.	208,625	6,874,194
Kimberly-Clark Corp.	77,002	10,332,128
Kraft Heinz Co. (The)	329,204	11,015,166
Kroger Co. (The)	400,947	22,360,814
Lamb Weston Holdings, Inc.	15,374	1,194,406
McCormick & Co., Inc.	43,123	3,373,944
Molson Coors Beverage Co., Class B	61,902	3,371,802
Mondelez International, Inc., Class A	213,225	14,601,648
Monster Beverage Corp.(c)	43,311	2,281,623
Nomad Foods Ltd. (United Kingdom)(b)	55,909	981,203
Nu Skin Enterprises, Inc., Class A	60,488	374,421
PepsiCo, Inc.	220,773	36,665,980
Performance Food Group Co.(c)	67,360	5,473,000
Philip Morris International, Inc.	391,899	52,004,997
Post Holdings, Inc.(c)	14,484	1,581,798
Procter & Gamble Co. (The)	321,942	53,178,380
Spectrum Brands Holdings, Inc.(b)	10,133	908,119
Sprouts Farmers Market, Inc.(c)	26,285	3,375,783
Sysco Corp.	138,273	10,363,561
Target Corp.	143,476	21,527,139
TreeHouse Foods, Inc.(b)(c)	26,653	969,636
Tyson Foods, Inc., Class A	181,755	10,649,025
United Natural Foods, Inc.(b)(c)	65,600	1,334,304
Universal Corp.(b)	15,627	795,727
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco FTSE RAFI US 1000 ETF (PRF)—(continued)
October 31, 2024
(Unaudited)
	Shares	Value
Consumer Staples-(continued)
US Foods Holding Corp.(c)	100,806	$6,214,690
Walgreens Boots Alliance, Inc.	974,072	9,214,721
Walmart, Inc.	1,041,983	85,390,507
		604,819,301
Energy-7.24%
Antero Midstream Corp.	68,028	977,562
Antero Resources Corp.(c)	108,869	2,817,530
APA Corp.	131,002	3,091,647
Baker Hughes Co., Class A	205,041	7,807,961
California Resources Corp.(b)	14,443	750,603
Cheniere Energy, Inc.	24,136	4,619,148
Chevron Corp.	544,061	80,967,158
Chord Energy Corp.	8,846	1,106,635
Civitas Resources, Inc.	19,687	960,529
CNX Resources Corp.(b)(c)	57,954	1,972,175
ConocoPhillips	281,328	30,816,669
Coterra Energy, Inc.	213,370	5,103,810
Delek US Holdings, Inc.	63,094	988,683
Devon Energy Corp.	195,723	7,570,566
Diamondback Energy, Inc.	31,986	5,654,165
DT Midstream, Inc.	26,318	2,372,568
EOG Resources, Inc.	152,877	18,644,879
EQT Corp.	121,235	4,429,927
Expand Energy Corp.(b)	89,320	7,567,190
Exxon Mobil Corp.	1,409,744	164,629,876
Halliburton Co.	166,148	4,608,946
Helmerich & Payne, Inc.(b)	34,553	1,160,981
Hess Corp.	28,753	3,866,703
HF Sinclair Corp.	64,505	2,490,538
Kinder Morgan, Inc.	859,151	21,057,791
Marathon Oil Corp.	188,255	5,214,664
Marathon Petroleum Corp.	149,576	21,758,821
Matador Resources Co.	17,538	913,905
Murphy Oil Corp.	50,469	1,588,764
NOV, Inc.	95,765	1,485,315
Occidental Petroleum Corp.	191,068	9,574,418
ONEOK, Inc.	125,618	12,169,872
Ovintiv, Inc.	72,852	2,855,798
Par Pacific Holdings, Inc.(c)	21,202	327,571
PBF Energy, Inc., Class A	89,026	2,539,022
Peabody Energy Corp.(b)	52,409	1,376,784
Phillips 66	168,044	20,471,120
Range Resources Corp.(b)	30,366	911,891
Schlumberger N.V.	233,332	9,349,613
SM Energy Co.(b)	33,654	1,412,458
Targa Resources Corp.	40,845	6,819,481
TechnipFMC PLC (United Kingdom)(b)	65,045	1,736,051
Transocean Ltd.(b)(c)	459,898	1,995,957
Valero Energy Corp.	181,340	23,530,678
Williams Cos., Inc. (The)	319,967	16,756,672
World Kinect Corp.(b)	49,305	1,289,326
		530,112,421
Financials-21.52%
Affiliated Managers Group, Inc.	8,943	1,734,048
Aflac, Inc.	140,658	14,739,552
AGNC Investment Corp.	196,150	1,826,156
Allstate Corp. (The)	77,956	14,540,353
Ally Financial, Inc.	166,216	5,825,871
American Express Co.	77,304	20,878,264
	Shares	Value
Financials-(continued)
American Financial Group, Inc.	29,067	$3,747,608
American International Group, Inc.	307,148	23,306,390
Ameriprise Financial, Inc.	13,492	6,884,968
Ameris Bancorp	19,228	1,191,944
Annaly Capital Management, Inc.(b)	193,772	3,683,606
Aon PLC, Class A	14,085	5,167,364
Apollo Commercial Real Estate Finance, Inc.(b)	85,452	759,668
Apollo Global Management, Inc.	21,382	3,063,185
Arbor Realty Trust, Inc.(b)	67,174	990,145
Arch Capital Group Ltd.(c)	55,001	5,420,899
Ares Management Corp., Class A	6,888	1,154,980
Arthur J. Gallagher & Co.	17,535	4,930,842
Artisan Partners Asset Management, Inc., Class A(b)	19,207	847,029
Associated Banc-Corp	64,845	1,539,420
Assurant, Inc.	14,727	2,823,166
Assured Guaranty Ltd.	15,293	1,276,354
Atlantic Union Bankshares Corp.	24,806	937,667
AXIS Capital Holdings Ltd.	27,047	2,116,698
Bank of America Corp.	2,266,403	94,780,973
Bank of New York Mellon Corp. (The)	265,034	19,972,962
Bank OZK	34,404	1,505,175
BankUnited, Inc.	38,837	1,372,500
Berkshire Hathaway, Inc., Class B(c)	380,000	171,349,600
Blackrock, Inc.	23,796	23,344,590
Blackstone Mortgage Trust, Inc., Class A(b)	90,132	1,641,304
Blackstone, Inc., Class A	56,079	9,407,252
Block, Inc., Class A(c)	64,190	4,642,221
BOK Financial Corp.(b)	8,967	952,564
Bread Financial Holdings, Inc.	57,340	2,858,399
Brighthouse Financial, Inc.(c)	38,291	1,811,164
Brown & Brown, Inc.	18,246	1,909,261
Cadence Bank	46,802	1,564,591
Capital One Financial Corp.	170,966	27,831,555
Carlyle Group, Inc. (The)	43,791	2,190,864
Cathay General Bancorp(b)	22,961	1,055,747
Cboe Global Markets, Inc.	7,759	1,657,090
Charles Schwab Corp. (The)	173,504	12,289,288
Chimera Investment Corp.(b)	70,714	1,067,781
Chubb Ltd.	79,271	22,389,301
Cincinnati Financial Corp.	39,888	5,617,427
Citigroup, Inc.	1,273,710	81,733,971
Citizens Financial Group, Inc.	256,693	10,811,909
CME Group, Inc., Class A	49,277	11,105,065
CNO Financial Group, Inc.	54,020	1,858,288
Coinbase Global, Inc., Class A(c)	6,877	1,232,702
Columbia Banking System, Inc.	47,456	1,352,971
Comerica, Inc.	62,229	3,964,610
Commerce Bancshares, Inc.(b)	22,741	1,421,312
Corebridge Financial, Inc.(b)	143,379	4,555,151
Corpay, Inc.(c)	7,269	2,396,735
Credicorp Ltd. (Peru)	19,838	3,652,771
Cullen/Frost Bankers, Inc.(b)	13,590	1,730,686
Discover Financial Services	86,706	12,869,772
East West Bancorp, Inc.	31,590	3,079,709
Enstar Group Ltd.(b)(c)	3,416	1,101,660
Equitable Holdings, Inc.	88,373	4,006,832
Essent Group Ltd.	21,974	1,318,660
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco FTSE RAFI US 1000 ETF (PRF)—(continued)
October 31, 2024
(Unaudited)
	Shares	Value
Financials-(continued)
Euronet Worldwide, Inc.(c)	8,617	$848,516
Evercore, Inc., Class A	6,221	1,643,402
Everest Group Ltd.	9,617	3,419,901
F.N.B. Corp.	133,973	1,942,608
FactSet Research Systems, Inc.	2,364	1,073,398
Fidelity National Financial, Inc.	82,414	4,958,850
Fidelity National Information Services, Inc.	129,359	11,607,383
Fifth Third Bancorp	228,565	9,983,719
First American Financial Corp.	47,077	3,019,990
First Citizens BancShares, Inc., Class A	1,136	2,200,830
First Financial Bancorp(b)	37,752	965,696
First Hawaiian, Inc.	51,171	1,265,971
First Horizon Corp.	201,642	3,494,456
First Interstate BancSystem, Inc., Class A	30,972	953,938
Fiserv, Inc.(c)	77,987	15,433,627
Flagstar Financial, Inc.(b)	191,792	1,940,935
Franklin Resources, Inc.	125,357	2,603,665
Fulton Financial Corp.(b)	63,508	1,150,130
Genworth Financial, Inc., Class A(c)	257,601	1,736,231
Glacier Bancorp, Inc.(b)	29,419	1,534,201
Global Payments, Inc.	42,614	4,419,498
Globe Life, Inc.	17,837	1,883,587
Goldman Sachs Group, Inc. (The)	100,207	51,886,182
Hancock Whitney Corp.(b)	28,481	1,483,290
Hanover Insurance Group, Inc. (The)	10,703	1,587,576
Hartford Financial Services Group, Inc. (The)	91,711	10,128,563
Home BancShares, Inc.	45,265	1,235,282
Huntington Bancshares, Inc.	512,691	7,992,853
Independent Bank Corp.	15,367	966,584
Intercontinental Exchange, Inc.	58,309	9,088,624
Invesco Ltd.(e)	236,582	4,102,332
Jack Henry & Associates, Inc.(b)	6,840	1,244,401
Jackson Financial, Inc., Class A(b)	69,929	6,989,404
Janus Henderson Group PLC	54,542	2,253,130
Jefferies Financial Group, Inc.	71,910	4,600,802
JPMorgan Chase & Co.	690,897	153,323,862
Kemper Corp.	22,135	1,378,346
KeyCorp	448,967	7,744,681
KKR & Co., Inc., Class A	64,193	8,874,040
Lazard, Inc.	40,501	2,146,148
Lincoln National Corp.	141,964	4,933,249
Loews Corp.	56,446	4,456,976
LPL Financial Holdings, Inc.	7,500	2,116,350
M&T Bank Corp.	56,601	11,019,083
Markel Group, Inc.(c)	3,644	5,619,084
Marsh & McLennan Cos., Inc.	45,337	9,894,347
Mastercard, Inc., Class A	25,277	12,628,136
MetLife, Inc.	261,427	20,501,105
MFA Financial, Inc.	77,857	956,862
MGIC Investment Corp.	66,194	1,657,498
Moelis & Co., Class A	15,184	1,008,218
Moody’s Corp.	9,216	4,184,433
Morgan Stanley	332,356	38,636,385
Mr. Cooper Group, Inc.(c)	23,071	2,042,937
MSCI, Inc.	2,723	1,555,378
Nasdaq, Inc.	33,817	2,499,753
Navient Corp.(b)	85,221	1,212,695
Northern Trust Corp.	68,975	6,933,367
	Shares	Value
Financials-(continued)
Old National Bancorp(b)	84,537	$1,628,183
Old Republic International Corp.	117,586	4,107,279
OneMain Holdings, Inc.(b)	73,179	3,634,801
Pacific Premier Bancorp, Inc.	35,845	914,406
PayPal Holdings, Inc.(c)	179,196	14,210,243
PennyMac Financial Services, Inc.	8,874	884,560
PennyMac Mortgage Investment Trust(b)	63,522	856,277
Pinnacle Financial Partners, Inc.	17,570	1,852,756
PNC Financial Services Group, Inc. (The)	133,410	25,117,101
Popular, Inc.	22,965	2,049,167
Primerica, Inc.	5,020	1,389,586
Principal Financial Group, Inc.	89,759	7,396,142
Progressive Corp. (The)	72,715	17,657,383
Prosperity Bancshares, Inc.	27,704	2,027,933
Prudential Financial, Inc.	140,218	17,173,901
Radian Group, Inc.(b)	48,844	1,705,144
Raymond James Financial, Inc.	31,069	4,605,047
Regions Financial Corp.	354,250	8,455,947
Reinsurance Group of America, Inc.	20,135	4,250,096
RenaissanceRe Holdings Ltd. (Bermuda)	6,246	1,638,950
Rithm Capital Corp.(b)	289,046	3,060,997
RLI Corp.	5,993	934,728
Robinhood Markets, Inc., Class A(b)(c)	81,209	1,907,599
S&P Global, Inc.	25,422	12,211,712
SEI Investments Co.	13,352	998,195
Selective Insurance Group, Inc.	10,388	943,438
Simmons First National Corp., Class A(b)	50,456	1,170,579
SLM Corp.	66,998	1,475,966
SoFi Technologies, Inc.(b)(c)	130,821	1,461,271
SouthState Corp.	17,335	1,690,683
Starwood Property Trust, Inc.(b)	148,175	2,924,974
State Street Corp.	127,360	11,819,008
Stifel Financial Corp.	22,973	2,380,462
StoneCo Ltd., Class A (Brazil)(b)(c)	53,322	591,874
Synchrony Financial	263,544	14,531,816
Synovus Financial Corp.(b)	52,206	2,603,513
T. Rowe Price Group, Inc.	58,938	6,474,929
Texas Capital Bancshares, Inc.(b)(c)	18,451	1,419,804
Travelers Cos., Inc. (The)	70,859	17,427,062
Truist Financial Corp.	583,033	25,099,571
U.S. Bancorp	567,219	27,402,350
UMB Financial Corp.(b)	11,460	1,257,506
United Bankshares, Inc.	42,263	1,592,470
United Community Banks, Inc.	30,638	871,957
Unum Group	86,895	5,576,921
Valley National Bancorp	200,464	1,898,394
Visa, Inc., Class A	61,756	17,899,977
Voya Financial, Inc.	30,696	2,464,889
W.R. Berkley Corp.	48,337	2,763,426
Webster Financial Corp.	46,010	2,383,318
Wells Fargo & Co.	1,344,429	87,280,331
Western Alliance Bancorporation	27,400	2,279,954
Western Union Co. (The)	197,951	2,129,953
WEX, Inc.(b)(c)	4,901	845,913
Willis Towers Watson PLC	17,091	5,164,729
Wintrust Financial Corp.	15,193	1,760,717
XP, Inc., Class A (Brazil)(b)	33,429	583,670
Zions Bancorporation N.A.	59,603	3,102,932
		1,575,695,568
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco FTSE RAFI US 1000 ETF (PRF)—(continued)
October 31, 2024
(Unaudited)
	Shares	Value
Health Care-11.73%
Abbott Laboratories	209,213	$23,718,478
AbbVie, Inc.	253,488	51,678,599
Acadia Healthcare Co., Inc.(b)(c)	15,740	671,941
Agilent Technologies, Inc.	21,889	2,852,356
Align Technology, Inc.(c)	5,407	1,108,597
Amgen, Inc.	81,478	26,085,996
AMN Healthcare Services, Inc.(b)(c)	16,202	614,704
Avantor, Inc.(b)(c)	119,069	2,663,574
Baxter International, Inc.(b)	118,516	4,231,021
Becton, Dickinson and Co.	42,485	9,924,071
Biogen, Inc.(c)	41,281	7,182,894
BioMarin Pharmaceutical, Inc.(c)	13,193	869,287
Bio-Rad Laboratories, Inc., Class A(b)(c)	5,282	1,891,960
Boston Scientific Corp.(c)	102,420	8,605,328
Bristol-Myers Squibb Co.	541,110	30,177,705
Cardinal Health, Inc.	181,185	19,662,196
Catalent, Inc.(c)	34,775	2,037,815
Cencora, Inc.	80,008	18,248,225
Centene Corp.(c)	279,251	17,386,167
Charles River Laboratories International, Inc.(b)(c)	6,438	1,149,698
Cigna Group (The)	86,249	27,152,048
Cooper Cos., Inc. (The)(c)	18,938	1,982,430
CVS Health Corp.	727,994	41,102,541
Danaher Corp.	50,075	12,301,424
DaVita, Inc.(c)	18,371	2,568,450
DENTSPLY SIRONA, Inc.	40,229	932,106
DexCom, Inc.(c)	7,691	542,062
Edwards Lifesciences Corp.(c)	33,377	2,236,593
Elanco Animal Health, Inc.(c)	137,645	1,739,833
Elevance Health, Inc.	52,861	21,448,879
Eli Lilly and Co.	20,481	16,993,905
Encompass Health Corp.	17,654	1,755,867
Enovis Corp.(b)(c)	17,538	723,793
Envista Holdings Corp.(b)(c)	65,202	1,367,286
Exelixis, Inc.(c)	45,008	1,494,266
GE HealthCare Technologies, Inc.	69,069	6,033,177
Gilead Sciences, Inc.	306,532	27,226,172
GRAIL, Inc.(b)(c)	2,049	27,805
HCA Healthcare, Inc.	34,000	12,197,160
Henry Schein, Inc.(c)	37,575	2,638,892
Hologic, Inc.(c)	35,989	2,910,430
Humana, Inc.	38,270	9,867,154
ICON PLC(c)	9,592	2,130,479
IDEXX Laboratories, Inc.(c)	2,128	865,926
Illumina, Inc.(c)	12,468	1,797,138
Incyte Corp.(c)	21,153	1,567,860
Intuitive Surgical, Inc.(c)	11,111	5,598,166
IQVIA Holdings, Inc.(c)	19,841	4,083,675
Jazz Pharmaceuticals PLC(b)(c)	12,528	1,378,456
Johnson & Johnson	456,591	72,990,637
Labcorp Holdings, Inc.	18,198	4,154,057
McKesson Corp.	55,702	27,883,864
Medtronic PLC	304,094	27,140,389
Merck & Co., Inc.	313,427	32,069,851
Mettler-Toledo International, Inc.(c)	1,066	1,377,005
Moderna, Inc.(b)(c)	78,811	4,284,166
Molina Healthcare, Inc.(c)	12,086	3,882,265
Option Care Health, Inc.(b)(c)	22,941	528,561
Organon & Co.(b)	160,055	3,005,833
	Shares	Value
Health Care-(continued)
Owens & Minor, Inc.(b)(c)	59,541	$756,766
Patterson Cos., Inc.(b)	37,694	791,951
Perrigo Co. PLC	61,458	1,575,169
Pfizer, Inc.	2,246,834	63,585,402
Premier, Inc., Class A(b)	39,081	787,482
Quest Diagnostics, Inc.	32,236	4,991,100
QuidelOrtho Corp.(b)(c)	33,264	1,265,695
Regeneron Pharmaceuticals, Inc.(c)	9,721	8,148,142
ResMed, Inc.	11,339	2,749,367
Revvity, Inc.	20,755	2,461,335
Royalty Pharma PLC, Class A	48,575	1,311,525
Select Medical Holdings Corp.(b)	38,771	1,243,774
Solventum Corp.(c)	59,648	4,329,252
STERIS PLC	9,519	2,111,790
Stryker Corp.	24,207	8,624,470
Teleflex, Inc.	5,904	1,187,058
Tenet Healthcare Corp.(c)	56,824	8,808,856
Thermo Fisher Scientific, Inc.	30,943	16,904,780
United Therapeutics Corp.(c)	7,388	2,762,890
UnitedHealth Group, Inc.	135,643	76,570,473
Universal Health Services, Inc., Class B	18,200	3,718,442
Veeva Systems, Inc., Class A(c)	4,966	1,037,050
Vertex Pharmaceuticals, Inc.(c)	13,346	6,352,429
Viatris, Inc.	551,110	6,392,876
Waters Corp.(c)	3,679	1,188,722
West Pharmaceutical Services, Inc.	3,256	1,002,620
Zimmer Biomet Holdings, Inc.	32,200	3,442,824
Zoetis, Inc.	24,092	4,307,168
		859,150,621
Industrials-9.85%
3M Co.	238,679	30,663,091
A.O. Smith Corp.	15,113	1,134,986
ABM Industries, Inc.	31,767	1,685,557
Acuity Brands, Inc.	4,418	1,328,448
AECOM	33,512	3,579,082
AerCap Holdings N.V. (Ireland)	70,802	6,623,527
AGCO Corp.(b)	21,899	2,186,396
Air Lease Corp., Class A	43,863	1,945,324
Alight, Inc., Class A(b)(c)	130,613	905,148
Allegion PLC(b)	8,929	1,246,756
Allison Transmission Holdings, Inc.	17,454	1,865,134
Amentum Holdings, Inc.(c)	20,841	619,811
American Airlines Group, Inc.(b)(c)	88,472	1,185,525
AMETEK, Inc.	17,595	3,225,867
API Group Corp.(b)(c)	31,187	1,064,724
Applied Industrial Technologies, Inc.	4,478	1,037,060
ArcBest Corp.	5,443	567,052
Atkore, Inc.	7,583	650,318
Automatic Data Processing, Inc.	35,694	10,324,133
Avis Budget Group, Inc.(b)	19,384	1,608,872
Beacon Roofing Supply, Inc.(c)	21,214	1,953,173
BlueLinx Holdings, Inc.(b)(c)	6,487	710,067
Boeing Co. (The)(c)	62,336	9,307,388
Boise Cascade Co.	12,165	1,618,310
Booz Allen Hamilton Holding Corp.	13,359	2,426,796
Brink’s Co. (The)	10,962	1,126,784
Broadridge Financial Solutions, Inc.	10,861	2,290,150
Builders FirstSource, Inc.(c)	23,126	3,963,796
BWX Technologies, Inc.	8,962	1,091,124
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco FTSE RAFI US 1000 ETF (PRF)—(continued)
October 31, 2024
(Unaudited)
	Shares	Value
Industrials-(continued)
C.H. Robinson Worldwide, Inc.	51,774	$5,334,793
CACI International, Inc., Class A(c)	4,918	2,717,490
Carlisle Cos., Inc.	5,486	2,316,354
Carrier Global Corp.	114,232	8,306,951
Caterpillar, Inc.	66,096	24,865,315
Chart Industries, Inc.(b)(c)	6,261	755,828
Cintas Corp.	20,284	4,174,650
Clarivate PLC(b)(c)	96,190	634,854
Clean Harbors, Inc.(c)	7,211	1,667,616
CNH Industrial N.V.	377,522	4,239,572
Concentrix Corp.(b)	10,420	442,954
Copart, Inc.(c)	38,391	1,975,985
Core & Main, Inc., Class A(c)	24,091	1,066,749
CoreCivic, Inc.(b)(c)	62,593	864,409
Crane Co.	8,663	1,362,517
CSX Corp.	290,500	9,772,420
Cummins, Inc.	32,198	10,592,498
Curtiss-Wright Corp.	4,007	1,382,255
Deere & Co.	41,766	16,902,283
Delta Air Lines, Inc.	52,487	3,003,306
Donaldson Co., Inc.(b)	17,724	1,296,688
Dover Corp.	20,100	3,805,533
Dycom Industries, Inc.(c)	7,354	1,282,023
Eaton Corp. PLC	38,578	12,791,693
EMCOR Group, Inc.	6,592	2,940,493
Emerson Electric Co.	86,947	9,413,752
EnerSys	9,998	968,406
Equifax, Inc.	8,689	2,302,759
ESAB Corp.(b)	8,925	1,098,132
Expeditors International of Washington, Inc.	25,589	3,045,091
Fastenal Co.	55,513	4,340,006
FedEx Corp.	79,774	21,846,110
Flowserve Corp.	28,040	1,476,026
Fluor Corp.(c)	42,917	2,243,701
Fortive Corp.	32,731	2,337,975
Fortune Brands Innovations, Inc.	22,194	1,849,426
FTI Consulting, Inc.(c)	4,979	971,303
GATX Corp.(b)	8,172	1,125,775
GE Vernova, Inc.(c)	24,065	7,259,448
Generac Holdings, Inc.(c)	11,173	1,849,690
General Dynamics Corp.	46,772	13,639,183
General Electric Co.	96,357	16,552,205
Genpact Ltd.	34,230	1,306,559
GEO Group, Inc. (The)(b)(c)	88,919	1,349,790
GMS, Inc.(c)	12,736	1,144,839
Grab Holdings Ltd., Class A (Singapore)(b)(c)	291,247	1,188,288
Graco, Inc.	13,173	1,072,941
GXO Logistics, Inc.(b)(c)	34,695	2,075,108
HEICO Corp.(b)	1,813	444,094
HEICO Corp., Class A	3,156	605,984
Herc Holdings, Inc.(b)	6,349	1,327,830
Hertz Global Holdings, Inc.(b)(c)	217,571	604,847
Honeywell International, Inc.	97,190	19,990,039
Howmet Aerospace, Inc.	30,886	3,079,952
Hub Group, Inc., Class A(b)	26,125	1,133,564
Hubbell, Inc.	5,298	2,262,405
Huntington Ingalls Industries, Inc.	9,352	1,729,746
IDEX Corp.	7,272	1,560,862
	Shares	Value
Industrials-(continued)
Illinois Tool Works, Inc.	34,861	$9,103,253
Ingersoll Rand, Inc.	25,191	2,418,336
Insperity, Inc.	8,716	686,559
ITT, Inc.	9,244	1,295,269
J.B. Hunt Transport Services, Inc.	11,193	2,021,680
Jacobs Solutions, Inc.	20,841	2,929,828
JELD-WEN Holding, Inc.(b)(c)	46,619	660,125
Johnson Controls International PLC	163,140	12,325,227
KBR, Inc.	22,895	1,534,194
Kennametal, Inc.(b)	32,736	828,876
Kirby Corp.(b)(c)	12,869	1,476,846
Knight-Swift Transportation Holdings, Inc.	43,556	2,268,397
L3Harris Technologies, Inc.	35,830	8,866,850
Landstar System, Inc.	6,751	1,186,623
Leidos Holdings, Inc.	26,939	4,934,147
Lennox International, Inc.	2,468	1,487,143
Lincoln Electric Holdings, Inc.	4,581	882,117
Lockheed Martin Corp.	48,174	26,305,413
ManpowerGroup, Inc.	31,180	1,959,663
Masco Corp.	30,727	2,455,395
MasTec, Inc.(c)	24,628	3,026,535
MasterBrand, Inc.(b)(c)	52,390	940,924
Maximus, Inc.	12,581	1,087,502
Middleby Corp. (The)(b)(c)	10,240	1,328,128
MillerKnoll, Inc.(b)	27,435	613,447
MSC Industrial Direct Co., Inc., Class A	13,424	1,061,436
Mueller Industries, Inc.	20,210	1,656,614
Nordson Corp.	4,806	1,191,359
Norfolk Southern Corp.	37,788	9,463,249
Northrop Grumman Corp.	25,734	13,099,121
nVent Electric PLC	19,602	1,461,721
Old Dominion Freight Line, Inc.	9,222	1,856,573
Oshkosh Corp.	18,148	1,855,452
Otis Worldwide Corp.	43,117	4,234,089
Owens Corning	19,652	3,474,277
PACCAR, Inc.	93,811	9,782,611
Parker-Hannifin Corp.	11,621	7,368,527
Paychex, Inc.	37,301	5,197,148
Pentair PLC	20,802	2,061,894
Quanta Services, Inc.	13,627	4,110,312
Regal Rexnord Corp.	13,053	2,173,847
Republic Services, Inc.	22,825	4,519,350
Resideo Technologies, Inc.(b)(c)	54,472	1,071,464
Robert Half, Inc.(b)	22,145	1,508,296
Rockwell Automation, Inc.	12,856	3,428,824
RTX Corp.	300,033	36,300,993
Rush Enterprises, Inc., Class A(b)	20,513	1,160,626
RXO, Inc.(b)(c)	39,420	1,111,250
Ryder System, Inc.	29,684	4,342,176
Saia, Inc.(b)(c)	1,700	830,637
Science Applications International Corp.	11,284	1,628,168
Sensata Technologies Holding PLC	40,991	1,407,631
SiteOne Landscape Supply, Inc.(b)(c)	5,397	754,177
Snap-on, Inc.	9,528	3,145,479
Southwest Airlines Co.	42,984	1,314,451
SS&C Technologies Holdings, Inc.	37,054	2,591,186
Stanley Black & Decker, Inc.	59,897	5,566,827
Stericycle, Inc.(c)	22,213	1,365,433
Sunrun, Inc.(b)(c)	86,030	1,243,134
Terex Corp.	16,575	857,093
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco FTSE RAFI US 1000 ETF (PRF)—(continued)
October 31, 2024
(Unaudited)
	Shares	Value
Industrials-(continued)
Textron, Inc.	38,262	$3,077,030
Timken Co. (The)	15,256	1,266,248
Toro Co. (The)	13,220	1,063,946
Trane Technologies PLC	18,767	6,946,793
TransDigm Group, Inc.	4,002	5,211,805
TransUnion	22,429	2,272,058
Trinity Industries, Inc.	38,001	1,302,674
Uber Technologies, Inc.(c)	49,502	3,566,619
UFP Industries, Inc.	12,461	1,524,479
U-Haul Holding Co.(b)(c)	1,752	128,474
U-Haul Holding Co., Series N(b)	21,463	1,465,064
Union Pacific Corp.	80,286	18,631,972
United Airlines Holdings, Inc.(c)	51,093	3,998,538
United Parcel Service, Inc., Class B	183,607	24,614,354
United Rentals, Inc.	9,695	7,880,096
Valmont Industries, Inc.	3,999	1,246,408
Veralto Corp.	16,337	1,669,478
Verisk Analytics, Inc.	7,142	1,962,050
Vertiv Holdings Co., Class A	12,405	1,355,742
Vestis Corp.(b)	49,252	665,887
W.W. Grainger, Inc.	3,601	3,994,337
Wabtec Corp.	23,552	4,427,305
Waste Management, Inc.	42,926	9,265,577
Watsco, Inc.(b)	4,511	2,133,748
Werner Enterprises, Inc.(b)	26,421	974,671
WESCO International, Inc.	20,462	3,928,090
WillScot Holdings Corp.(b)(c)	16,142	534,946
Woodward, Inc.	6,486	1,064,288
XPO, Inc.(b)(c)	11,130	1,452,799
Xylem, Inc.	17,166	2,090,476
ZIM Integrated Shipping Services Ltd. (Israel)(b)	387,584	9,220,623
		721,379,941
Information Technology-11.96%
Accenture PLC, Class A (Ireland)	52,515	18,108,222
Adobe, Inc.(c)	16,315	7,799,875
Advanced Micro Devices, Inc.(c)	82,113	11,830,020
Akamai Technologies, Inc.(c)	19,870	2,008,460
Amdocs Ltd.	21,937	1,924,862
Amkor Technology, Inc.(b)	27,125	690,331
Amphenol Corp., Class A	85,067	5,701,190
Analog Devices, Inc.	59,447	13,263,220
ANSYS, Inc.(c)	5,046	1,616,789
Apple, Inc.	764,807	172,777,549
Applied Materials, Inc.	50,280	9,129,842
Arista Networks, Inc.(c)	6,520	2,519,589
Arrow Electronics, Inc.(c)	52,537	6,234,566
ASGN, Inc.(c)	12,608	1,161,197
Aspen Technology, Inc.(b)(c)	6,077	1,426,454
Autodesk, Inc.(c)	5,033	1,428,365
Avnet, Inc.	50,358	2,729,907
Broadcom, Inc.	222,608	37,792,160
Cadence Design Systems, Inc.(c)	5,433	1,500,160
CDW Corp.	16,517	3,108,995
Check Point Software Technologies Ltd. (Israel)(c)	7,666	1,327,828
Ciena Corp.(b)(c)	25,178	1,599,055
Cisco Systems, Inc.	831,428	45,537,312
Cognex Corp.(b)	20,815	837,387
	Shares	Value
Information Technology-(continued)
Cognizant Technology Solutions Corp., Class A	93,406	$6,967,154
Coherent Corp.(b)(c)	25,318	2,340,396
Corning, Inc.	201,394	9,584,340
Diodes, Inc.(b)(c)	11,414	667,491
DXC Technology Co.(c)	160,026	3,178,116
Entegris, Inc.	8,561	896,422
EPAM Systems, Inc.(c)	4,318	814,591
F5, Inc.(c)	6,956	1,626,869
First Solar, Inc.(c)	11,388	2,214,738
Flex Ltd.(b)(c)	152,938	5,302,360
Fortinet, Inc.(c)	11,423	898,533
Gartner, Inc.(c)	3,027	1,521,068
Gen Digital, Inc.	156,721	4,562,148
GoDaddy, Inc., Class A(c)	8,243	1,374,932
Hewlett Packard Enterprise Co.	672,746	13,111,820
HP, Inc.	391,163	13,894,110
Insight Enterprises, Inc.(b)(c)	8,150	1,425,598
Intel Corp.	1,362,352	29,317,815
International Business Machines Corp.	190,642	39,409,514
Intuit, Inc.	10,089	6,157,317
Jabil, Inc.	31,810	3,915,493
Juniper Networks, Inc.	64,009	2,489,950
Keysight Technologies, Inc.(c)	14,601	2,175,695
KLA Corp.	6,056	4,034,689
Kyndryl Holdings, Inc.(c)	146,456	3,352,378
Lam Research Corp.	75,248	5,594,689
Littelfuse, Inc.(b)	3,515	859,874
Lumentum Holdings, Inc.(b)(c)	18,094	1,155,664
Marvell Technology, Inc.	54,260	4,346,769
Microchip Technology, Inc.	55,912	4,102,263
Micron Technology, Inc.	236,267	23,544,007
Microsoft Corp.	331,077	134,533,139
MKS Instruments, Inc.(b)	11,604	1,152,625
Motorola Solutions, Inc.	10,908	4,901,510
NCR Voyix Corp.(b)(c)	74,102	949,247
NetApp, Inc.	35,440	4,086,586
NVIDIA Corp.	135,422	17,978,625
NXP Semiconductors N.V. (China)	26,370	6,183,765
Okta, Inc.(c)	12,143	872,960
ON Semiconductor Corp.(c)	43,746	3,083,656
Oracle Corp.	130,726	21,941,052
Plexus Corp.(c)	8,849	1,275,141
PTC, Inc.(c)	5,000	926,650
Qorvo, Inc.(c)	19,093	1,360,567
QUALCOMM, Inc.	142,587	23,208,886
Roper Technologies, Inc.	8,498	4,569,630
Salesforce, Inc.	56,160	16,363,339
Sanmina Corp.(b)(c)	28,596	2,004,580
Seagate Technology Holdings PLC	52,627	5,282,172
ServiceNow, Inc.(c)	2,663	2,484,552
Skyworks Solutions, Inc.	31,501	2,758,858
Snowflake, Inc., Class A(c)	4,742	544,476
SolarEdge Technologies, Inc.(b)(c)	9,686	165,243
Super Micro Computer, Inc.(b)(c)	9,798	285,220
Synopsys, Inc.(c)	4,308	2,212,632
TD SYNNEX Corp.	25,809	2,977,068
TE Connectivity PLC (Switzerland)	48,149	7,098,126
Teledyne Technologies, Inc.(c)	6,330	2,882,176
Teradyne, Inc.	14,543	1,544,612
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco FTSE RAFI US 1000 ETF (PRF)—(continued)
October 31, 2024
(Unaudited)
	Shares	Value
Information Technology-(continued)
Texas Instruments, Inc.	125,794	$25,556,309
Trimble, Inc.(c)	29,309	1,773,194
TTM Technologies, Inc.(c)	49,859	1,118,836
Twilio, Inc., Class A(c)	36,241	2,922,837
Tyler Technologies, Inc.(c)	2,206	1,335,932
Viasat, Inc.(b)(c)	62,061	595,786
Vishay Intertechnology, Inc.(b)	49,600	841,216
Vontier Corp.	27,406	1,016,214
Western Digital Corp.(c)	123,749	8,082,047
Workday, Inc., Class A(c)	4,240	991,524
Xerox Holdings Corp.(b)	117,998	964,044
Zebra Technologies Corp., Class A(c)	7,045	2,690,979
Zoom Video Communications, Inc., Class A(c)	25,233	1,885,914
		876,292,063
Materials-3.48%
Air Products and Chemicals, Inc.	38,837	12,060,054
Albemarle Corp.(b)	23,801	2,254,669
Alcoa Corp.	137,595	5,516,184
Alpha Metallurgical Resources, Inc.(b)	2,391	498,045
AptarGroup, Inc.	8,939	1,500,947
Arch Resources, Inc.(b)	6,438	944,841
Ashland, Inc.	11,042	933,822
ATI, Inc.(c)	17,436	919,052
Avery Dennison Corp.	11,741	2,430,739
Avient Corp.	27,978	1,304,055
Axalta Coating Systems Ltd.(c)	49,302	1,869,532
Ball Corp.	56,925	3,372,806
Berry Global Group, Inc.(b)	48,659	3,428,027
Cabot Corp.(b)	12,026	1,296,764
Celanese Corp.	21,392	2,694,750
CF Industries Holdings, Inc.	51,233	4,212,890
Chemours Co. (The)(b)	67,658	1,228,669
Cleveland-Cliffs, Inc.(b)(c)	173,188	2,247,980
Commercial Metals Co.	32,928	1,771,526
Constellium SE(c)	70,695	784,714
Corteva, Inc.	124,612	7,591,363
Crown Holdings, Inc.	33,385	3,123,167
Dow, Inc.	311,249	15,369,476
DuPont de Nemours, Inc.	152,412	12,648,672
Eastman Chemical Co.	46,812	4,919,473
Ecolab, Inc.	22,901	5,627,463
Element Solutions, Inc.	35,819	970,695
FMC Corp.	44,686	2,904,143
Freeport-McMoRan, Inc.	245,206	11,039,174
Graphic Packaging Holding Co.(b)	82,806	2,340,098
Greif, Inc., Class A(b)	14,324	894,391
H.B. Fuller Co.	11,907	871,354
Huntsman Corp.	91,528	2,013,616
International Flavors & Fragrances, Inc.	67,032	6,664,992
International Paper Co.(b)	206,287	11,457,180
Knife River Corp.(b)(c)	11,849	1,153,145
Linde PLC	47,088	21,479,191
Louisiana-Pacific Corp.	15,905	1,573,004
LyondellBasell Industries N.V., Class A	127,372	11,062,258
Martin Marietta Materials, Inc.	5,387	3,190,936
Mosaic Co. (The)	166,053	4,443,578
Newmont Corp.	296,604	13,477,686
Nucor Corp.	60,177	8,535,506
	Shares	Value
Materials-(continued)
O-I Glass, Inc.(b)(c)	100,235	$1,113,611
Olin Corp.	45,631	1,872,240
Packaging Corp. of America	19,483	4,460,438
PPG Industries, Inc.	40,036	4,984,882
Reliance, Inc.	11,863	3,396,851
Royal Gold, Inc.	7,883	1,151,391
RPM International, Inc.	18,955	2,409,370
Scotts Miracle-Gro Co. (The)	16,183	1,407,597
Sealed Air Corp.	42,282	1,529,763
Sherwin-Williams Co. (The)	17,955	6,441,715
Silgan Holdings, Inc.	24,637	1,274,718
Sonoco Products Co.	34,672	1,820,973
Southern Copper Corp. (Mexico)	14,590	1,598,334
Steel Dynamics, Inc.	39,855	5,201,077
Sylvamo Corp.	16,951	1,441,174
Tronox Holdings PLC, Class A(b)	59,145	716,837
United States Steel Corp.(b)	100,883	3,919,305
Vulcan Materials Co.	11,997	3,286,338
Warrior Met Coal, Inc.	18,712	1,181,289
Westlake Corp.	8,123	1,071,749
		254,900,279
Real Estate-3.56%
Agree Realty Corp.	17,213	1,278,065
Alexandria Real Estate Equities, Inc.	43,514	4,853,987
American Homes 4 Rent, Class A	47,023	1,657,091
American Tower Corp.	58,575	12,508,105
Americold Realty Trust, Inc.	57,177	1,468,305
Anywhere Real Estate, Inc.(b)(c)	113,863	439,511
Apple Hospitality REIT, Inc.	76,045	1,123,185
AvalonBay Communities, Inc.	27,419	6,076,325
Brandywine Realty Trust(b)	202,522	1,026,787
Brixmor Property Group, Inc.	79,971	2,155,218
BXP, Inc.(b)	58,961	4,749,898
Camden Property Trust	22,710	2,629,591
CBRE Group, Inc., Class A(c)	71,985	9,427,875
COPT Defense Properties	37,953	1,222,087
CoStar Group, Inc.(c)	23,452	1,707,071
Cousins Properties, Inc.	61,403	1,880,774
Crown Castle, Inc.	87,534	9,409,030
CubeSmart	32,782	1,568,291
Cushman & Wakefield PLC(c)	124,445	1,686,230
DiamondRock Hospitality Co.(b)	90,493	775,525
Digital Realty Trust, Inc.	55,497	9,891,230
Douglas Emmett, Inc.(b)	93,633	1,665,731
EastGroup Properties, Inc.	4,299	736,333
EPR Properties	27,426	1,244,318
Equinix, Inc.	8,013	7,276,445
Equity LifeStyle Properties, Inc.	21,234	1,488,928
Equity Residential	85,589	6,022,898
Essex Property Trust, Inc.	12,009	3,408,875
Extra Space Storage, Inc.	17,392	2,840,114
Federal Realty Investment Trust	16,691	1,850,030
First Industrial Realty Trust, Inc.	17,248	905,348
Gaming and Leisure Properties, Inc.(b)	45,637	2,290,521
Healthcare Realty Trust, Inc.	142,662	2,450,933
Healthpeak Properties, Inc.	242,709	5,448,817
Highwoods Properties, Inc.(b)	54,292	1,820,954
Host Hotels & Resorts, Inc.	157,314	2,712,093
Hudson Pacific Properties, Inc.(b)	167,446	723,367
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco FTSE RAFI US 1000 ETF (PRF)—(continued)
October 31, 2024
(Unaudited)
	Shares	Value
Real Estate-(continued)
Independence Realty Trust, Inc.(b)	54,044	$1,060,343
Invitation Homes, Inc.	103,216	3,242,015
Iron Mountain, Inc.	55,584	6,877,408
JBG SMITH Properties, (Acquired 03/20/2020 - 10/10/2024; Cost $1,368,387)(f)	57,527	977,959
Jones Lang LaSalle, Inc.(c)	18,323	4,964,800
Kilroy Realty Corp.(b)	50,455	2,029,300
Kimco Realty Corp.	151,863	3,602,190
Kite Realty Group Trust(b)	47,587	1,221,558
Lamar Advertising Co., Class A	16,550	2,184,600
LXP Industrial Trust	89,959	849,213
Macerich Co. (The)(b)	93,104	1,741,045
Medical Properties Trust, Inc.(b)	793,384	3,673,368
Mid-America Apartment Communities, Inc.	23,775	3,598,108
NNN REIT, Inc.	37,370	1,623,353
Omega Healthcare Investors, Inc.	57,664	2,448,990
Opendoor Technologies, Inc.(b)(c)	317,669	555,921
Outfront Media, Inc.(b)	64,773	1,150,368
Park Hotels & Resorts, Inc.(b)	129,185	1,794,380
Phillips Edison & Co., Inc.(b)	24,602	930,202
PotlatchDeltic Corp.(b)	27,750	1,153,567
Prologis, Inc.	101,325	11,443,645
Public Storage	16,608	5,465,028
Rayonier, Inc.(b)	28,859	901,267
Realty Income Corp.	128,697	7,640,741
Regency Centers Corp.	39,942	2,853,456
Rexford Industrial Realty, Inc.(b)	26,683	1,144,434
RLJ Lodging Trust	72,659	643,032
Sabra Health Care REIT, Inc.(b)	92,232	1,789,301
SBA Communications Corp., Class A	7,027	1,612,486
Simon Property Group, Inc.	51,724	8,747,563
SL Green Realty Corp.(b)	41,111	3,108,403
STAG Industrial, Inc.	29,161	1,087,122
Sun Communities, Inc.	21,776	2,889,240
UDR, Inc.	63,263	2,669,066
Uniti Group, Inc.(b)	164,695	835,004
Ventas, Inc.	132,509	8,678,014
VICI Properties, Inc.	170,909	5,428,070
Vornado Realty Trust(b)	104,625	4,332,521
W.P. Carey, Inc.(b)	49,945	2,782,935
Welltower, Inc.	91,178	12,298,089
Weyerhaeuser Co.	219,020	6,824,663
Zillow Group, Inc., Class A(c)	7,349	426,609
Zillow Group, Inc., Class C(b)(c)	16,765	1,007,409
		260,706,672
Utilities-5.14%
AES Corp. (The)	285,311	4,704,778
ALLETE, Inc.	20,291	1,296,798
Alliant Energy Corp.	69,061	4,143,660
Ameren Corp.	78,865	6,869,930
American Electric Power Co., Inc.	165,827	16,375,416
American Water Works Co., Inc.	31,525	4,353,918
Atmos Energy Corp.	29,711	4,123,293
Avangrid, Inc.	38,032	1,358,123
Avista Corp.	33,168	1,243,137
Black Hills Corp.	28,037	1,659,510
CenterPoint Energy, Inc.(b)	186,382	5,503,860
	Shares	Value
Utilities-(continued)
CMS Energy Corp.	80,306	$5,590,101
Consolidated Edison, Inc.	119,889	12,190,314
Constellation Energy Corp.	45,054	11,847,400
Dominion Energy, Inc.	356,280	21,209,348
DTE Energy Co.	62,114	7,715,801
Duke Energy Corp.	274,614	31,654,756
Edison International	127,384	10,496,442
Entergy Corp.	78,184	12,101,320
Essential Utilities, Inc.	53,082	2,048,965
Evergy, Inc.	90,746	5,484,688
Eversource Energy	130,957	8,623,518
Exelon Corp.	392,262	15,415,897
FirstEnergy Corp.	190,894	7,985,096
Hawaiian Electric Industries, Inc.(b)(c)	113,471	1,165,347
IDACORP, Inc.	14,564	1,507,083
MDU Resources Group, Inc.	71,293	2,056,803
National Fuel Gas Co.	30,016	1,816,868
New Jersey Resources Corp.	26,893	1,234,120
NextEra Energy, Inc.	382,293	30,296,720
NiSource, Inc.	130,563	4,590,595
NorthWestern Energy Group, Inc.	24,239	1,295,817
NRG Energy, Inc.	88,172	7,970,749
OGE Energy Corp.	75,346	3,013,087
ONE Gas, Inc.(b)	20,267	1,444,429
PG&E Corp.	410,961	8,309,631
Pinnacle West Capital Corp.(b)	49,050	4,307,080
Portland General Electric Co.	38,346	1,817,600
PPL Corp.	313,537	10,208,765
Public Service Enterprise Group, Inc.	133,135	11,903,600
Sempra	160,257	13,360,626
Southern Co. (The)	316,565	28,816,912
Southwest Gas Holdings, Inc.(b)	24,578	1,800,338
Spire, Inc.	21,636	1,381,675
TXNM Energy, Inc.	31,346	1,364,805
UGI Corp.(b)	147,452	3,525,577
Vistra Corp.	81,181	10,144,378
WEC Energy Group, Inc.	86,049	8,220,261
Xcel Energy, Inc.	159,858	10,680,113
		376,229,048
Total Common Stocks & Other Equity Interests (Cost $5,486,758,757)		7,317,006,261
Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 4.77%(e)(g) (Cost $4,196,440)	4,196,440	4,196,440
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.97% (Cost $5,490,955,197)		7,321,202,701
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.66%
Invesco Private Government Fund, 4.84%(e)(g)(h)	74,293,062	74,293,062
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco FTSE RAFI US 1000 ETF (PRF)—(continued)
October 31, 2024
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.99%(e)(g)(h)	193,795,348	$193,853,487
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $268,160,511)		268,146,549
TOTAL INVESTMENTS IN SECURITIES-103.63% (Cost $5,759,115,708)		7,589,349,250
OTHER ASSETS LESS LIABILITIES-(3.63)%		(265,789,727)
NET ASSETS-100.00%		$7,323,559,523

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at October 31, 2024.
(c)	Non-income producing security.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2024.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2024	Dividend Income
Invesco Ltd.	$3,410,209	$66,129	$(128,203)	$752,242	$1,955	$4,102,332	$97,569
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	2,952,726	106,418,038	(105,174,324)	-	-	4,196,440	137,872
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	86,310,638	275,612,037	(287,629,613)	-	-	74,293,062	1,892,587 *
Invesco Private Prime Fund	224,501,337	508,129,473	(538,781,990)	18,250	(13,583)	193,853,487	5,053,098 *
Total	$317,174,910	$890,225,677	$(931,714,130)	$770,492	$(11,628)	$276,445,321	$7,181,126

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	Restricted security. The value of this security at October 31, 2024 represented less than 1% of the Fund’s Net Assets.
(g)	The rate shown is the 7-day SEC standardized yield as of October 31, 2024.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)
October 31, 2024
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.92%
Communication Services-4.45%
Advantage Solutions, Inc.(b)(c)	233,606	$714,834
AMC Entertainment Holdings, Inc.(b)(c)	633,129	2,779,438
AMC Networks, Inc., Class A(b)(c)	294,359	2,384,308
Atlanta Braves Holdings, Inc., Class H(b)(c)	4,549	191,331
Atlanta Braves Holdings, Inc., Series C(b)(c)	20,525	810,943
ATN International, Inc.(c)	26,200	549,152
Bandwidth, Inc., Class A(b)	43,350	845,325
Boston Omaha Corp., Class A(b)(c)	28,702	423,641
Bumble, Inc., Class A(b)(c)	123,721	875,945
Cardlytics, Inc.(b)(c)	60,297	259,880
CarGurus, Inc.(b)	76,876	2,384,693
Cars.com, Inc.(b)	50,405	805,976
Cinemark Holdings, Inc.(b)(c)	217,684	6,476,099
Clear Channel Outdoor Holdings, Inc.(b)	1,699,780	2,498,677
Cogent Communications Holdings, Inc.	41,925	3,365,320
Consolidated Communications Holdings, Inc.(b)(c)	508,476	2,356,786
E.W. Scripps Co. (The), Class A(b)(c)	272,272	913,473
EchoStar Corp., Class A(b)(c)	277,276	6,948,537
Entravision Communications Corp., Class A	134,294	311,562
fuboTV, Inc.(b)(c)	352,511	613,369
Gannett Co., Inc.(b)(c)	499,432	2,342,336
Gogo, Inc.(b)(c)	50,051	327,834
IDT Corp., Class B	21,122	991,255
iHeartMedia, Inc., Class A(b)	585,257	1,158,809
IHS Holding Ltd. (Nigeria)(b)	94,548	278,917
IMAX Corp.(b)(c)	44,166	1,073,234
Integral Ad Science Holding Corp.(b)(c)	25,666	303,885
Iridium Communications, Inc.	109,289	3,205,446
John Wiley & Sons, Inc., Class A	91,142	4,493,301
Liberty Latin America Ltd., Class A(b)	125,371	1,227,382
Liberty Latin America Ltd., Class C(b)	503,606	4,874,906
Lions Gate Entertainment Corp., Class A(b)(c)	86,641	684,464
Lions Gate Entertainment Corp., Class B(b)(c)	177,399	1,250,663
Madison Square Garden Entertainment Corp.(b)	13,256	552,908
Madison Square Garden Sports Corp., Class A(b)	2,968	660,974
Magnite, Inc.(b)(c)	121,137	1,511,790
Marcus Corp. (The)	56,769	1,071,231
National CineMedia, Inc.(b)(c)	190,306	1,368,300
New York Times Co. (The), Class A	97,570	5,448,309
Nextdoor Holdings, Inc.(b)(c)	173,941	420,937
Pinterest, Inc., Class A(b)	126,525	4,022,230
Playstudios, Inc.(b)	145,980	194,153
PubMatic, Inc., Class A(b)(c)	34,824	512,087
QuinStreet, Inc.(b)(c)	50,896	1,068,816
Roblox Corp., Class A(b)(c)	22,762	1,177,251
Roku, Inc., Class A(b)	55,317	3,544,713
Scholastic Corp.	60,103	1,492,357
Shenandoah Telecommunications Co.	72,874	1,008,576
Shutterstock, Inc.(c)	23,615	757,805
Sinclair, Inc.(c)	242,716	4,191,705
	Shares	Value
Communication Services-(continued)
Sirius XM Holdings, Inc.(c)	74,087	$1,975,159
Skillz, Inc.(b)(c)	52,765	304,454
Sphere Entertainment Co.(b)(c)	26,983	1,128,159
Spok Holdings, Inc.	25,942	403,917
Stagwell, Inc.(b)(c)	106,094	658,844
Taboola.com Ltd. (Israel)(b)	258,975	859,797
TechTarget, Inc.(b)(c)	16,798	486,218
Thryv Holdings, Inc.(b)(c)	87,378	1,256,496
TKO Group Holdings, Inc.(b)(c)	10,790	1,259,948
Trade Desk, Inc. (The), Class A(b)	39,610	4,761,518
TripAdvisor, Inc.(b)	83,419	1,338,041
TrueCar, Inc.(b)(c)	98,158	383,798
Vimeo, Inc.(b)(c)	256,515	1,223,577
WideOpenWest, Inc.(b)(c)	358,991	1,791,365
Yelp, Inc.(b)	50,313	1,717,686
Ziff Davis, Inc.(b)(c)	63,225	2,925,421
ZipRecruiter, Inc., Class A(b)	36,554	338,856
ZoomInfo Technologies, Inc., Class A(b)(c)	161,444	1,783,956
		112,323,073
Consumer Discretionary-13.76%
1-800-Flowers.com, Inc., Class A(b)(c)	100,282	834,346
Abercrombie & Fitch Co., Class A(b)	34,287	4,518,684
Accel Entertainment, Inc.(b)	57,661	636,577
Acushnet Holdings Corp.(c)	25,889	1,586,996
ADT, Inc.(c)	628,908	4,528,138
Adtalem Global Education, Inc.(b)	77,719	6,289,021
Afya Ltd., Class A (Brazil)(b)(c)	26,083	437,151
Allbirds, Inc., Class A(b)(c)	18,017	198,728
A-Mark Precious Metals, Inc.(c)	155,486	6,040,631
American Public Education, Inc.(b)(c)	52,034	789,356
America’s Car-Mart, Inc.(b)(c)	18,252	712,558
AMMO, Inc.(b)	156,359	168,868
Arcos Dorados Holdings, Inc., Class A (Brazil)	170,452	1,501,682
Arko Corp.(c)	136,482	907,605
Bally’s Corp.(b)(c)	132,040	2,304,098
BARK, Inc.(b)(c)	410,157	594,728
Barnes & Noble Education, Inc.(b)(c)	25,998	241,781
Beazer Homes USA, Inc.(b)	109,754	3,376,033
Betterware de Mexico SAPI de CV (Mexico)	21,472	272,694
Beyond, Inc.(b)(c)	93,550	599,656
Big 5 Sporting Goods Corp.(c)	169,091	275,618
BJ’s Restaurants, Inc.(b)	33,143	1,229,274
Bloomin’ Brands, Inc.(c)	172,735	2,865,674
Boot Barn Holdings, Inc.(b)	29,249	3,642,963
Bright Horizons Family Solutions, Inc.(b)(c)	37,072	4,948,000
Brinker International, Inc.(b)	87,756	9,013,419
Buckle, Inc. (The)	79,552	3,385,733
Build-A-Bear Workshop, Inc.(c)	19,998	761,724
Caleres, Inc.(c)	63,195	1,886,371
Camping World Holdings, Inc., Class A(c)	123,065	2,468,684
CarParts.com, Inc.(b)	177,832	147,601
Carriage Services, Inc.	25,592	956,885
Carvana Co.(b)(c)	61,337	15,169,253
Cavco Industries, Inc.(b)	8,257	3,383,677
Champion Homes, Inc.(b)	46,486	4,101,460
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
October 31, 2024
(Unaudited)
	Shares	Value
Consumer Discretionary-(continued)
Cheesecake Factory, Inc. (The)(c)	80,450	$3,718,399
Chegg, Inc.(b)(c)	227,315	363,704
Children’s Place, Inc. (The)(b)(c)	63,277	880,183
Choice Hotels International, Inc.(c)	15,908	2,219,325
Churchill Downs, Inc.	23,696	3,319,810
Citi Trends, Inc.(b)(c)	30,073	568,079
Clarus Corp.(c)	64,797	272,795
Columbia Sportswear Co.(c)	44,401	3,572,948
ContextLogic, Inc., Class A(b)(c)	240,313	1,559,631
Cooper-Standard Holdings, Inc.(b)(c)	110,904	1,391,845
Coursera, Inc.(b)(c)	53,484	371,714
Crocs, Inc.(b)(c)	37,945	4,091,230
Dave & Buster’s Entertainment, Inc.(b)(c)	29,163	1,076,990
Denny’s Corp.(b)	89,984	576,797
Designer Brands, Inc., Class A(c)	261,523	1,362,535
Despegar.com Corp. (Argentina)(b)	38,204	551,666
Destination XL Group, Inc.(b)(c)	157,402	421,050
Dillard’s, Inc., Class A(c)	5,166	1,919,272
Dine Brands Global, Inc.(c)	38,276	1,165,121
Dorman Products, Inc.(b)(c)	31,738	3,619,084
DraftKings, Inc., Class A(b)(c)	49,620	1,752,578
Dream Finders Homes, Inc., Class A(b)(c)	20,613	615,298
Duolingo, Inc.(b)	2,077	608,499
El Pollo Loco Holdings, Inc.(b)	79,788	975,009
Ermenegildo Zegna N.V. (Italy)(c)	48,268	366,837
Ethan Allen Interiors, Inc.	55,001	1,521,878
Etsy, Inc.(b)	26,154	1,345,362
European Wax Center, Inc., Class A(b)(c)	40,166	288,794
Everi Holdings, Inc.(b)	171,253	2,282,802
Figs, Inc., Class A(b)(c)	88,247	551,544
First Watch Restaurant Group, Inc.(b)(c)	16,498	280,384
Flexsteel Industries, Inc.	10,908	635,064
Fossil Group, Inc.(b)	360,997	458,466
Fox Factory Holding Corp.(b)(c)	45,084	1,622,573
Frontdoor, Inc.(b)	76,198	3,786,279
Full House Resorts, Inc.(b)(c)	66,939	340,720
Funko, Inc., Class A(b)(c)	142,147	1,683,020
Garrett Motion, Inc. (Switzerland)(b)(c)	60,665	450,741
Genesco, Inc.(b)(c)	65,391	1,675,317
Genius Sports Ltd. (United Kingdom)(b)(c)	73,698	504,831
Gentherm, Inc.(b)	44,413	1,863,125
GigaCloud Technology, Inc., Class A (Hong Kong)(b)(c)	8,940	203,564
G-III Apparel Group Ltd.(b)(c)	138,465	4,192,720
Global-e Online Ltd. (Israel)(b)(c)	15,930	612,349
Golden Entertainment, Inc.(c)	37,762	1,109,259
GoPro, Inc., Class A(b)(c)	590,199	796,769
Grand Canyon Education, Inc.(b)	21,846	2,995,305
Green Brick Partners, Inc.(b)	31,384	2,165,810
Groupon, Inc.(b)(c)	46,343	475,479
Guess?, Inc.(c)	72,938	1,239,217
Haverty Furniture Cos., Inc., (Acquired 05/02/2018 - 10/09/2024; Cost $1,080,914)(c)(d)	47,011	1,041,294
Hilton Grand Vacations, Inc.(b)(c)	102,233	3,770,353
Holley, Inc.(b)(c)	129,433	335,231
Hooker Furnishings Corp.(c)	25,645	411,089
Hovnanian Enterprises, Inc., Class A(b)(c)	16,129	2,839,349
Hyatt Hotels Corp., Class A(c)	25,258	3,673,776
Inspired Entertainment, Inc.(b)(c)	36,187	345,224
	Shares	Value
Consumer Discretionary-(continued)
Installed Building Products, Inc.	11,714	$2,540,767
iRobot Corp.(b)(c)	149,328	1,303,633
J Jill, Inc.(c)	13,611	325,439
Jack in the Box, Inc.(c)	33,225	1,636,331
JAKKS Pacific, Inc.(b)(c)	17,020	536,981
Johnson Outdoors, Inc., Class A(c)	16,065	507,975
Kontoor Brands, Inc.	64,296	5,505,666
Krispy Kreme, Inc.(c)	95,936	1,090,792
Lands’ End, Inc.(b)(c)	43,994	692,466
Landsea Homes Corp.(b)(c)	55,500	576,090
Latham Group, Inc.(b)(c)	128,805	837,233
Laureate Education, Inc., Class A	206,712	3,551,312
La-Z-Boy, Inc.	86,139	3,277,589
Legacy Housing Corp.(b)(c)	13,337	330,758
Leslie’s, Inc.(b)(c)	234,410	630,563
Lifetime Brands, Inc.	34,066	196,220
Lincoln Educational Services Corp.(b)(c)	35,951	477,429
Lovesac Co. (The)(b)(c)	23,565	687,155
Lucid Group, Inc.(b)(c)	429,774	949,801
MakeMyTrip Ltd. (India)(b)(c)	9,863	1,000,996
Malibu Boats, Inc., Class A(b)(c)	40,166	1,802,650
MarineMax, Inc.(b)	94,568	2,754,766
MasterCraft Boat Holdings, Inc.(b)(c)	37,583	652,441
Mister Car Wash, Inc.(b)(c)	55,410	416,129
Modine Manufacturing Co.(b)(c)	37,274	4,389,759
Monarch Casino & Resort, Inc.	12,912	1,013,721
Monro, Inc.(c)	78,260	2,145,107
Motorcar Parts of America, Inc.(b)(c)	45,490	239,732
Movado Group, Inc.(c)	29,379	542,630
National Vision Holdings, Inc.(b)(c)	161,087	1,675,305
Noodles & Co.(b)(c)	146,280	169,685
Norwegian Cruise Line Holdings Ltd.(b)	207,166	5,249,586
Ollie’s Bargain Outlet Holdings, Inc.(b)(c)	50,418	4,629,885
On Holding AG, Class A (Switzerland)(b)	37,073	1,758,002
OneSpaWorld Holdings Ltd. (Bahamas)(c)	28,074	491,576
OneWater Marine, Inc., Class A(b)(c)	37,348	813,066
Oxford Industries, Inc.(c)	20,998	1,524,875
Papa John’s International, Inc.(c)	32,103	1,681,876
Patrick Industries, Inc.(c)	36,898	4,648,410
Peloton Interactive, Inc., Class A(b)(c)	506,286	4,303,431
Perdoceo Education Corp.(c)	112,464	2,513,570
Petco Health & Wellness Co., Inc.(b)(c)	957,455	4,088,333
PetMed Express, Inc.(b)(c)	149,891	614,553
Planet Fitness, Inc., Class A(b)(c)	25,524	2,004,144
Playa Hotels & Resorts N.V.(b)	146,179	1,242,521
PlayAGS, Inc.(b)	76,457	889,195
Portillo’s, Inc., Class A(b)(c)	44,939	581,061
Potbelly Corp.(b)(c)	23,118	170,611
Purple Innovation, Inc.(b)	240,309	214,572
QuantumScape Corp.(b)(c)	141,251	727,443
Qurate Retail, Inc., Class A(b)	1,544,510	825,386
RCI Hospitality Holdings, Inc.(c)	8,005	347,577
RealReal, Inc. (The)(b)(c)	159,226	461,755
Red Robin Gourmet Burgers, Inc.(b)(c)	99,413	567,648
Red Rock Resorts, Inc., Class A(c)	33,849	1,741,870
Revolve Group, Inc.(b)(c)	45,168	1,121,070
Rocky Brands, Inc.(c)	20,178	410,421
RumbleOn, Inc., Class B(b)(c)	93,570	471,593
Sabre Corp.(b)(c)	1,031,288	3,300,122
Savers Value Village, Inc.(b)(c)	20,569	210,421
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
October 31, 2024
(Unaudited)
	Shares	Value
Consumer Discretionary-(continued)
Shake Shack, Inc., Class A(b)	10,695	$1,301,261
SharkNinja, Inc.	54,912	5,063,436
Shoe Carnival, Inc.(c)	36,274	1,243,110
Sleep Number Corp.(b)(c)	214,183	2,934,307
Smith & Wesson Brands, Inc.(c)	105,507	1,366,843
Solid Power, Inc.(b)(c)	296,120	349,422
Sonic Automotive, Inc., Class A(c)	79,250	4,495,852
Sonos, Inc.(b)	120,449	1,509,226
Sportsman’s Warehouse Holdings, Inc.(b)	298,621	779,401
Standard Motor Products, Inc.(c)	48,025	1,545,925
Steven Madden Ltd.(c)	74,427	3,346,982
Stitch Fix, Inc., Class A(b)(c)	337,228	1,063,954
Stoneridge, Inc.(b)(c)	51,077	357,028
Strategic Education, Inc.	33,067	2,875,506
Stride, Inc.(b)(c)	47,161	4,399,178
Sturm, Ruger & Co., Inc.	46,354	1,822,639
Super Group (SGHC) Ltd. (Guernsey)	185,862	762,034
Superior Group of Cos., Inc.(c)	31,632	466,572
Sweetgreen, Inc., Class A(b)(c)	60,324	2,177,696
Target Hospitality Corp.(b)(c)	34,537	257,646
Tilly’s, Inc., Class A(b)(c)	65,035	261,441
Topgolf Callaway Brands Corp.(b)(c)	285,134	2,768,651
Udemy, Inc.(b)(c)	39,367	308,637
Unifi, Inc.(b)	57,749	353,424
United Parks & Resorts, Inc.(b)(c)	34,933	1,838,524
Universal Technical Institute, Inc.(b)(c)	23,973	398,911
Upbound Group, Inc.	138,760	4,057,342
Valvoline, Inc.(b)	110,995	4,470,879
Vera Bradley, Inc.(b)(c)	85,230	427,002
Vista Outdoor, Inc.(b)(c)	131,436	5,779,241
Visteon Corp.(b)(c)	35,870	3,237,267
Vizio Holding Corp., Class A(b)(c)	86,944	967,687
Vroom, Inc.(b)(c)	36,300	322,163
Warby Parker, Inc., Class A(b)(c)	33,056	559,638
Wendy’s Co. (The)(c)	215,849	4,124,874
Wingstop, Inc.	5,658	1,627,750
Winmark Corp.	907	338,211
Winnebago Industries, Inc.(c)	62,317	3,492,245
Wolverine World Wide, Inc.	277,820	4,275,650
Worthington Enterprises, Inc.	36,199	1,386,422
WW International, Inc.(b)(c)	351,998	366,078
XPEL, Inc.(b)(c)(e)	6,607	254,832
YETI Holdings, Inc.(b)(c)	66,252	2,332,733
Zumiez, Inc.(b)(c)	84,141	1,733,305
		347,476,373
Consumer Staples-3.90%
Adecoagro S.A. (Brazil)	320,678	3,687,797
Alico, Inc.(c)	14,915	365,567
BellRing Brands, Inc.(b)	33,519	2,206,556
Boston Beer Co., Inc. (The), Class A(b)	7,588	2,208,639
Calavo Growers, Inc.(c)	44,983	1,195,648
Cal-Maine Foods, Inc.	67,896	5,959,911
Celsius Holdings, Inc.(b)(c)	11,089	333,557
Central Garden & Pet Co., Class A(b)	120,651	3,515,770
Chefs’ Warehouse, Inc. (The)(b)(c)	50,533	2,017,277
Coca-Cola Consolidated, Inc.	3,828	4,303,667
Coty, Inc., Class A(b)(c)	326,299	2,427,665
Dole PLC	271,984	4,392,542
Duckhorn Portfolio, Inc. (The)(b)(c)	67,354	738,200
	Shares	Value
Consumer Staples-(continued)
e.l.f. Beauty, Inc.(b)(c)	5,941	$625,290
Edgewell Personal Care Co.(c)	88,893	3,106,810
Energizer Holdings, Inc.	144,995	4,649,990
Fresh Del Monte Produce, Inc.	128,565	4,128,222
Freshpet, Inc.(b)	14,894	1,974,051
Grocery Outlet Holding Corp.(b)(c)	167,934	2,401,456
Hain Celestial Group, Inc. (The)(b)(c)	373,775	3,263,056
Ingles Markets, Inc., Class A	46,980	3,000,143
Inter Parfums, Inc.	7,838	948,947
J&J Snack Foods Corp.(c)	12,364	2,029,180
John B. Sanfilippo & Son, Inc.	14,871	1,227,006
Lancaster Colony Corp.	14,076	2,443,594
Limoneira Co.(c)	18,081	463,597
Medifast, Inc.(c)	44,625	820,207
MGP Ingredients, Inc.(c)	11,372	546,311
Mission Produce, Inc.(b)(c)	82,717	976,061
National Beverage Corp.(c)	21,939	991,423
Natural Grocers by Vitamin Cottage, Inc.	25,376	694,795
Nature’s Sunshine Products, Inc.(b)	20,590	260,669
Oil-Dri Corp.of America	4,657	315,977
Olaplex Holdings, Inc.(b)(c)	210,678	375,007
Pilgrim’s Pride Corp.(b)(c)	114,965	5,568,905
PriceSmart, Inc.	43,605	3,622,703
Reynolds Consumer Products, Inc.	73,264	1,974,465
Seneca Foods Corp., Class A(b)	25,224	1,559,600
Simply Good Foods Co. (The)(b)	73,787	2,483,670
SpartanNash Co.	132,691	2,791,819
Turning Point Brands, Inc.	24,019	1,134,417
USANA Health Sciences, Inc.(b)	26,394	974,994
Utz Brands, Inc.(c)	41,287	710,962
Village Super Market, Inc., Class A	14,863	424,190
Vital Farms, Inc.(b)(c)	18,508	641,857
WD-40 Co.(c)	5,397	1,414,392
Weis Markets, Inc.(c)	50,522	3,177,329
WK Kellogg Co.(c)	195,803	3,256,204
		98,330,095
Energy-5.48%
Archrock, Inc.	199,999	4,003,980
Ardmore Shipping Corp. (Ireland)(c)	63,267	892,697
Berry Corp.(c)	282,471	1,418,004
BP Prudhoe Bay Royalty Trust(b)(c)	128,607	133,751
Bristow Group, Inc.(b)	56,402	1,870,854
Cactus, Inc., Class A(c)	29,884	1,771,822
ChampionX Corp.	122,824	3,466,093
Clean Energy Fuels Corp.(b)(c)	275,320	779,156
Comstock Resources, Inc.(c)	249,182	2,880,544
CONSOL Energy, Inc.(c)	48,233	5,350,004
Core Laboratories, Inc.	105,089	1,986,182
Crescent Energy Co., Class A(c)	275,715	3,427,137
CVR Energy, Inc.(c)	109,624	1,743,022
DHT Holdings, Inc.(c)	225,766	2,329,905
DMC Global, Inc.(b)(c)	39,225	395,780
Dorian LPG Ltd.	49,882	1,439,096
Evolution Petroleum Corp.(c)	57,533	296,295
Excelerate Energy, Inc., Class A(c)	38,961	930,389
Expro Group Holdings N.V.(b)(c)	98,339	1,253,822
Forum Energy Technologies, Inc.(b)	15,121	211,392
FutureFuel Corp.(c)	167,845	1,013,784
GeoPark Ltd. (Colombia)(c)	117,093	918,009
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
October 31, 2024
(Unaudited)
	Shares	Value
Energy-(continued)
Gevo, Inc.(b)(c)	779,389	$1,815,976
Golar LNG Ltd. (Cameroon)	146,698	5,319,269
Gran Tierra Energy, Inc. (Colombia)(b)(c)	289,073	1,826,941
Granite Ridge Resources, Inc.(c)	60,500	358,765
Green Plains, Inc.(b)(c)	105,154	1,286,033
Gulfport Energy Corp.(b)	8,579	1,187,677
Hallador Energy Co.(b)(c)	50,294	499,419
Helix Energy Solutions Group, Inc.(b)	290,715	2,689,114
International Seaways, Inc.	36,841	1,604,057
KLX Energy Services Holdings, Inc.(b)(c)	32,009	141,480
Kodiak Gas Services, Inc.	21,153	674,358
Kosmos Energy Ltd. (Ghana)(b)(c)	630,604	2,371,071
Liberty Energy, Inc., Class A(c)	187,050	3,192,944
Magnolia Oil & Gas Corp., Class A	178,177	4,504,315
Nabors Industries Ltd.(b)(c)	46,995	3,496,898
Natural Gas Services Group, Inc.(b)(c)	24,137	472,361
Navigator Holdings Ltd.(c)	57,143	880,574
New Fortress Energy, Inc.(c)	23,208	195,179
Newpark Resources, Inc.(b)	173,553	1,155,863
Nine Energy Service, Inc.(b)(c)	143,317	137,599
Noble Corp. PLC(c)	118,917	3,802,966
Nordic American Tankers Ltd.(c)	273,028	892,802
Northern Oil and Gas, Inc.(c)	64,461	2,336,711
Oceaneering International, Inc.(b)(c)	128,585	3,137,474
Oil States International, Inc.(b)(c)	226,621	1,071,917
Patterson-UTI Energy, Inc.(c)	326,074	2,500,988
Permian Resources Corp.	236,661	3,225,689
ProFrac Holding Corp., Class A(b)(c)	42,117	250,807
ProPetro Holding Corp.(b)	322,792	2,230,493
Ranger Energy Services, Inc.	42,677	553,947
REX American Resources Corp.(b)	23,401	1,046,727
Ring Energy, Inc.(b)(c)	509,365	753,860
RPC, Inc.	128,337	728,954
Sabine Royalty Trust	8,291	506,000
SandRidge Energy, Inc.(c)	48,319	535,858
Scorpio Tankers, Inc. (Monaco)(c)	58,892	3,431,637
SEACOR Marine Holdings, Inc.(b)(c)	47,519	323,129
Select Water Solutions, Inc., Class A	169,223	1,793,764
SFL Corp. Ltd. (Norway)	309,937	3,288,432
Sitio Royalties Corp., Class A(c)	49,061	1,093,570
Solaris Oilfield Infrastructure, Inc., Class A	62,422	820,225
StealthGas, Inc. (Greece)(b)	104,559	602,260
Talos Energy, Inc.(b)(c)	321,507	3,285,802
Teekay Corp. Ltd. (Bermuda)(b)(c)	204,634	1,712,787
Teekay Tankers Ltd., Class A (Canada)(b)(c)	25,555	1,218,462
TETRA Technologies, Inc.(b)(c)	227,821	763,200
Texas Pacific Land Corp.(c)	6,772	7,896,152
Tidewater, Inc.(b)	17,888	1,074,532
Tsakos Energy Navigation Ltd. (Greece)	74,837	1,632,195
Uranium Energy Corp.(b)(c)	47,224	350,402
VAALCO Energy, Inc.(c)	231,642	1,236,968
Valaris Ltd.(b)(c)	34,871	1,764,473
Viper Energy, Inc.(c)	51,744	2,685,514
Vital Energy, Inc.(b)(c)	60,989	1,663,170
Vitesse Energy, Inc.(c)	63,875	1,588,571
	Shares	Value
Energy-(continued)
W&T Offshore, Inc.(c)	374,796	$798,315
Weatherford International PLC	42,541	3,360,739
		138,281,103
Financials-21.00%
1st Source Corp.	27,986	1,657,611
ACNB Corp.(c)	13,890	583,380
Advanced Flower Capital, Inc.(c)	48,856	476,346
Affirm Holdings, Inc.(b)(c)	69,652	3,054,240
AG Mortgage Investment Trust, Inc.(c)	69,049	503,367
Alerus Financial Corp.	27,891	564,235
Amalgamated Financial Corp.	24,113	799,708
Ambac Financial Group, Inc.(b)	165,606	1,873,004
Amerant Bancorp, Inc.(c)	41,934	894,033
AMERISAFE, Inc.	51,738	2,796,439
Ares Commercial Real Estate Corp.(c)	192,939	1,225,163
ARMOUR Residential REIT, Inc.(c)	41,709	782,044
Arrow Financial Corp.	30,273	863,991
AvidXchange Holdings, Inc.(b)(c)	54,090	445,702
Axos Financial, Inc.(b)	70,299	4,760,648
B. Riley Financial, Inc.(c)	148,470	875,231
Baldwin Insurance Group, Inc. (The), Class A(b)(c)	20,415	944,398
Banc of California, Inc.(c)	88,919	1,365,796
BancFirst Corp.	22,550	2,451,411
Bancorp, Inc. (The)(b)	37,008	1,860,022
Bank First Corp.	7,688	707,373
Bank of Hawaii Corp.(c)	71,824	5,187,848
Bank of Marin Bancorp	31,076	690,198
Bank of N.T. Butterfield & Son Ltd. (The) (Bermuda)	111,786	4,088,014
Banner Corp.	81,035	5,189,481
Bar Harbor Bankshares	18,929	608,567
Berkshire Hills Bancorp, Inc.	86,456	2,354,197
BGC Group, Inc., Class A	471,115	4,414,348
Blue Foundry Bancorp(b)(c)	35,411	348,090
Bridgewater Bancshares, Inc.(b)(c)	44,413	648,430
BrightSphere Investment Group, Inc.	68,097	1,797,080
BrightSpire Capital, Inc.(c)	441,422	2,683,846
Brookline Bancorp, Inc.	216,367	2,434,129
Business First Bancshares, Inc.	33,112	867,203
Byline Bancorp, Inc.	36,197	974,061
Camden National Corp.(c)	28,267	1,185,801
Cannae Holdings, Inc.	168,937	3,353,399
Capital City Bank Group, Inc.	20,460	716,100
Capitol Federal Financial, Inc.	539,644	3,478,006
Carter Bankshares, Inc.(b)(c)	30,415	559,636
Cass Information Systems, Inc.(c)	14,917	616,967
Central Pacific Financial Corp.	71,173	1,917,401
Cherry Hill Mortgage Investment Corp.(c)	104,515	351,170
ChoiceOne Financial Services, Inc.(c)	10,984	364,339
Citizens Financial Services, Inc.(c)	7,437	433,503
City Holding Co.(c)	16,412	1,913,639
Claros Mortgage Trust, Inc.(c)	181,227	1,139,918
CNA Financial Corp.	73,292	3,511,420
CNB Financial Corp.(c)	32,240	818,251
Coastal Financial Corp.(b)(c)	12,056	759,407
Cohen & Steers, Inc.(c)	29,050	2,869,269
Columbia Financial, Inc.(b)(c)	30,369	518,703
Community Financial System, Inc.	92,232	5,639,064
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
October 31, 2024
(Unaudited)
	Shares	Value
Financials-(continued)
Community Trust Bancorp, Inc.	23,018	$1,192,332
Community West Bancshares, Class B(c)	17,784	333,272
Compass Diversified Holdings	117,440	2,548,448
ConnectOne Bancorp, Inc.(c)	85,661	2,076,423
Crawford & Co., Class A(c)	29,915	333,253
Credit Acceptance Corp.(b)(c)	6,487	2,756,975
CrossFirst Bankshares, Inc.(b)(c)	79,454	1,247,428
Customers Bancorp, Inc.(b)	56,886	2,624,151
CVB Financial Corp.	252,568	4,907,396
Diamond Hill Investment Group, Inc.(c)	7,137	1,077,116
DigitalBridge Group, Inc.(c)	197,668	3,101,411
Dime Community Bancshares, Inc.(c)	91,605	2,754,562
Dlocal Ltd. (Uruguay)(b)(c)	18,074	158,148
Donegal Group, Inc., Class A	29,701	450,267
Donnelley Financial Solutions, Inc.(b)	26,198	1,528,391
Dynex Capital, Inc.(c)	117,766	1,437,923
Eagle Bancorp, Inc.	110,101	2,885,747
Eastern Bankshares, Inc.(c)	328,599	5,366,022
eHealth, Inc.(b)(c)	154,878	779,036
Ellington Financial, Inc.	82,388	996,071
Employers Holdings, Inc.	56,615	2,758,283
Encore Capital Group, Inc.(b)(c)	78,823	3,600,635
Enova International, Inc.(b)	66,017	5,737,537
Enterprise Financial Services Corp.	60,213	3,174,429
Equity Bancshares, Inc., Class A(c)	18,913	803,613
Esquire Financial Holdings, Inc.	5,902	392,955
EVERTEC, Inc.	42,384	1,388,500
F&G Annuities & Life, Inc.(c)	27,666	1,109,407
Farmers National Banc Corp.(c)	45,475	625,736
FB Financial Corp.	48,582	2,390,234
Federal Agricultural Mortgage Corp., Class C(c)	10,383	1,902,892
Fidelis Insurance Holdings Ltd. (United Kingdom)(c)	41,173	710,646
Financial Institutions, Inc.(c)	31,897	765,847
First Bancorp	225,039	4,338,752
First Bancorp/Southern Pines NC	56,506	2,356,300
First Bancshares, Inc. (The)	42,472	1,421,538
First Bank(c)	28,722	406,704
First Busey Corp.(c)	96,250	2,339,838
First Commonwealth Financial Corp.	187,176	3,077,173
First Community Bankshares, Inc.	19,686	816,182
First Financial Bankshares, Inc.(c)	104,879	3,790,327
First Financial Corp.	23,197	996,543
First Foundation, Inc.(c)	203,881	1,372,119
First Internet Bancorp	17,503	612,080
First Merchants Corp.	112,079	4,152,527
First Mid Bancshares, Inc.	36,464	1,391,102
First of Long Island Corp. (The)	75,663	951,462
First United Corp.	13,875	440,393
FirstCash Holdings, Inc.	35,662	3,689,947
Flushing Financial Corp.	62,378	977,775
Flywire Corp.(b)(c)	25,718	448,008
Franklin BSP Realty Trust, Inc.(c)	181,343	2,359,272
Freedom Holding Corp. (Kazakhstan)(b)(c)	5,558	602,487
FS Bancorp, Inc.	8,454	369,947
GCM Grosvenor, Inc., Class A(c)	36,802	424,695
German American Bancorp, Inc.(c)	38,387	1,554,290
Granite Point Mortgage Trust, Inc.(c)	288,892	860,898
Great Ajax Corp.	99,079	310,117
	Shares	Value
Financials-(continued)
Great Southern Bancorp, Inc.(c)	14,169	$803,241
Green Dot Corp., Class A(b)	295,332	3,354,972
Greenlight Capital Re Ltd., Class A(b)(c)	45,744	616,629
HA Sustainable Infrastructure Capital, Inc.	99,911	3,495,886
Hamilton Lane, Inc., Class A	10,619	1,907,597
Hanmi Financial Corp.	101,948	2,331,551
HarborOne Bancorp, Inc.	67,843	805,296
HBT Financial, Inc.	16,631	355,238
HCI Group, Inc.(c)	4,549	515,447
Heartland Financial USA, Inc.	97,112	5,778,164
Heritage Commerce Corp.	161,700	1,570,107
Heritage Financial Corp.	88,407	2,032,477
Heritage Insurance Holdings, Inc.(b)(c)	66,180	684,963
Hilltop Holdings, Inc.	110,685	3,390,282
Hingham Institution for Savings (The)(c)	2,848	722,025
Hippo Holdings, Inc.(b)(c)	30,581	677,981
HomeStreet, Inc.	91,806	831,303
HomeTrust Bancshares, Inc.	17,622	584,169
Hope Bancorp, Inc.	370,683	4,592,762
Horace Mann Educators Corp.	90,030	3,352,717
Horizon Bancorp, Inc.	90,708	1,453,142
Houlihan Lokey, Inc.	30,973	5,351,205
i3 Verticals, Inc., Class A(b)(c)	17,437	400,877
Independent Bank Corp.	37,135	1,217,285
Independent Bank Group, Inc.	81,749	4,770,872
Interactive Brokers Group, Inc., Class A	24,506	3,739,125
International Bancshares Corp.	75,027	4,596,154
International General Insurance Holdings Ltd. (Jordan)	32,868	731,970
International Money Express, Inc.(b)	34,082	599,502
Invesco Mortgage Capital, Inc.(c)(f)	56,841	458,707
James River Group Holdings Ltd.	174,697	1,086,615
Kearny Financial Corp.	197,341	1,379,414
Kinsale Capital Group, Inc.	2,865	1,226,535
KKR Real Estate Finance Trust, Inc.(c)	307,440	3,563,230
Ladder Capital Corp.	369,741	4,218,745
Lakeland Financial Corp.(c)	25,042	1,629,483
Lemonade, Inc.(b)(c)	42,430	1,008,561
LendingClub Corp.(b)(c)	296,575	4,205,434
LendingTree, Inc.(b)	31,405	1,791,027
Live Oak Bancshares, Inc.(c)	30,095	1,195,072
MarketAxess Holdings, Inc.	18,332	5,305,647
Marqeta, Inc., Class A(b)	280,185	1,585,847
Medallion Financial Corp.(c)	37,486	354,618
Mercantile Bank Corp.	29,224	1,252,541
Merchants Bancorp(c)	16,274	601,162
Mercury General Corp.	64,954	4,392,839
MetroCity Bankshares, Inc.	14,728	435,654
Metropolitan Bank Holding Corp.(b)	23,465	1,255,378
Mid Penn Bancorp, Inc.	16,219	512,358
Midland States Bancorp, Inc.	36,661	909,559
MidWestOne Financial Group, Inc.	17,510	506,739
Morningstar, Inc.	9,289	3,047,256
MVB Financial Corp.(c)	14,168	269,050
National Bank Holdings Corp., Class A	59,450	2,672,872
National Bankshares, Inc.(c)	10,145	289,944
NBT Bancorp, Inc.(c)	80,942	3,600,300
Nelnet, Inc., Class A(c)	25,701	2,896,503
NerdWallet, Inc., Class A(b)(c)	19,063	280,035
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
October 31, 2024
(Unaudited)
	Shares	Value
Financials-(continued)
New York Mortgage Trust, Inc.	389,277	$2,246,128
NewtekOne, Inc.(c)	32,730	428,108
Nicolet Bankshares, Inc.	19,285	1,961,092
NMI Holdings, Inc., Class A(b)	108,174	4,184,170
Northeast Bank	7,173	637,393
Northeast Community Bancorp, Inc.	19,635	509,725
Northfield Bancorp, Inc.	111,886	1,316,898
Northrim BanCorp, Inc.	8,067	526,533
Northwest Bancshares, Inc.	333,134	4,427,351
NU Holdings Ltd., Class A (Brazil)(b)	417,600	6,301,584
OceanFirst Financial Corp.	175,552	3,195,046
OFG Bancorp	66,151	2,663,901
Old Second Bancorp, Inc.(c)	53,761	882,756
Open Lending Corp., Class A(b)(c)	66,500	372,400
Oportun Financial Corp.(b)	166,091	461,733
Orange County Bancorp, Inc.	6,391	338,212
Orchid Island Capital, Inc.(c)	56,810	430,052
Origin Bancorp, Inc.	46,833	1,470,088
Orrstown Financial Services, Inc.	32,613	1,221,031
Oscar Health, Inc., Class A(b)	93,802	1,575,874
Pagseguro Digital Ltd., Class A (Brazil)(b)(c)	331,819	2,667,825
Palomar Holdings, Inc.(b)(c)	9,929	891,326
Park National Corp.(c)	21,619	3,735,331
Pathward Financial, Inc.	36,136	2,556,983
Patria Investments Ltd., Class A (Cayman Islands)(c)	29,182	339,678
Payoneer Global, Inc.(b)	134,097	1,155,916
Paysafe Ltd.(b)(c)	81,495	1,730,954
Peapack-Gladstone Financial Corp.	36,791	1,182,463
Peoples Bancorp, Inc.	58,364	1,796,444
Peoples Financial Services Corp.(c)	7,678	358,255
Perella Weinberg Partners	27,947	565,368
Piper Sandler Cos.	18,393	5,216,991
PJT Partners, Inc., Class A(c)	10,180	1,414,613
PRA Group, Inc.(b)	115,568	2,329,851
Preferred Bank	19,123	1,613,408
Premier Financial Corp.	74,395	1,834,581
Primis Financial Corp.	48,449	544,082
ProAssurance Corp.(b)	147,180	2,191,510
PROG Holdings, Inc.	103,685	4,527,924
Provident Financial Services, Inc.	334,134	6,241,623
QCR Holdings, Inc.	22,604	1,787,976
RBB Bancorp	30,100	668,220
Ready Capital Corp.(c)	412,480	2,825,488
Red River Bancshares, Inc.(c)	5,978	312,171
Redwood Trust, Inc.(c)	418,936	3,066,612
Regional Management Corp.	13,331	382,866
Remitly Global, Inc.(b)(c)	32,901	591,560
Renasant Corp.	122,751	4,187,037
Repay Holdings Corp., Class A(b)(c)	129,200	1,027,786
Republic Bancorp, Inc., Class A	11,738	792,315
Rocket Cos., Inc., Class A(b)(c)	117,922	1,898,544
Ryan Specialty Holdings, Inc., Class A(c)	23,284	1,533,717
S&T Bancorp, Inc.	80,872	3,071,519
Safety Insurance Group, Inc.	29,573	2,314,531
Sandy Spring Bancorp, Inc.	104,823	3,526,246
Seacoast Banking Corp. of Florida	96,007	2,563,387
Selectquote, Inc.(b)	182,950	365,900
ServisFirst Bancshares, Inc.(c)	41,964	3,488,887
	Shares	Value
Financials-(continued)
Shift4 Payments, Inc., Class A(b)(c)	14,284	$1,291,845
Shore Bancshares, Inc.	38,971	566,638
SiriusPoint Ltd. (Sweden)(b)(c)	146,001	1,918,453
Skyward Specialty Insurance Group, Inc.(b)	16,908	747,503
SmartFinancial, Inc.	19,428	644,232
South Plains Financial, Inc.	14,236	479,753
Southern First Bancshares, Inc.(b)	15,224	581,709
Southern Missouri Bancorp, Inc.	11,744	696,419
Southside Bancshares, Inc.(c)	68,749	2,227,468
Stellar Bancorp, Inc.(c)	64,919	1,767,095
StepStone Group, Inc., Class A	34,385	2,067,570
Stewart Information Services Corp.	68,031	4,680,533
Stock Yards Bancorp, Inc.(c)	31,407	2,025,123
StoneX Group, Inc.(b)	42,582	3,834,083
Sunrise Realty Trust, Inc.(c)	16,186	222,072
TFS Financial Corp.(c)	64,853	833,361
Tiptree, Inc.	44,757	913,490
Toast, Inc., Class A(b)	72,540	2,178,376
Tompkins Financial Corp.	32,667	2,108,328
Towne Bank(c)	125,245	4,072,967
TPG RE Finance Trust, Inc.	265,794	2,341,645
TPG, Inc.(c)	39,734	2,689,197
Tradeweb Markets, Inc., Class A	34,722	4,409,694
TriCo Bancshares	47,413	2,025,957
Triumph Financial, Inc.(b)(c)	23,581	2,083,853
Trupanion, Inc.(b)(c)	33,683	1,845,155
TrustCo Bank Corp.	41,377	1,364,613
Trustmark Corp.	130,819	4,542,036
Two Harbors Investment Corp.(c)	278,845	3,206,718
United Fire Group, Inc., (Acquired 07/27/2015 - 10/09/2024; Cost $1,274,255)(d)	41,819	821,325
Unity Bancorp, Inc.	11,470	443,660
Universal Insurance Holdings, Inc.	73,256	1,460,725
Univest Financial Corp.	69,683	1,939,278
Upstart Holdings, Inc.(b)(c)	38,416	1,870,091
Veritex Holdings, Inc.	122,850	3,316,950
Victory Capital Holdings, Inc., Class A	30,717	1,840,870
Virtu Financial, Inc., Class A	254,632	7,883,407
Virtus Investment Partners, Inc.	10,435	2,257,821
WaFd, Inc.	154,710	5,257,046
Walker & Dunlop, Inc.	46,670	5,104,298
Washington Trust Bancorp, Inc.(c)	51,208	1,747,729
Waterstone Financial, Inc.(c)	35,414	522,002
WesBanco, Inc.	101,209	3,183,023
Westamerica Bancorporation	38,596	1,988,466
White Mountains Insurance Group Ltd.(c)	2,274	4,086,696
WisdomTree, Inc.(c)	109,343	1,131,700
World Acceptance Corp.(b)(c)	10,724	1,223,608
WSFS Financial Corp.	86,577	4,256,991
		530,236,788
Health Care-10.16%
10X Genomics, Inc., Class A(b)(c)	18,531	297,052
23andMe Holding Co., Class A(b)	41,861	194,654
2seventy bio, Inc.(b)(c)	90,533	392,913
Acadia Pharmaceuticals, Inc.(b)(c)	22,652	330,493
Accolade, Inc.(b)(c)	49,742	157,682
Accuray, Inc.(b)	164,399	284,410
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
October 31, 2024
(Unaudited)
	Shares	Value
Health Care-(continued)
AdaptHealth Corp.(b)(c)	464,704	$4,781,804
Adaptive Biotechnologies Corp.(b)(c)	121,597	588,529
Addus HomeCare Corp.(b)	16,497	2,052,557
agilon health, inc.(b)(c)	251,138	640,402
Agios Pharmaceuticals, Inc.(b)	48,091	2,136,683
Akero Therapeutics, Inc.(b)(c)	15,659	482,767
Alignment Healthcare, Inc.(b)(c)	77,778	964,447
Alkermes PLC(b)(c)	60,065	1,543,670
Allogene Therapeutics, Inc.(b)(c)	85,104	217,441
Alnylam Pharmaceuticals, Inc.(b)	3,064	816,832
Amedisys, Inc.(b)	42,332	4,004,607
American Well Corp., Class A(b)	32,994	302,225
Amicus Therapeutics, Inc.(b)	23,354	266,703
Amneal Pharmaceuticals, Inc.(b)	189,648	1,606,319
Amphastar Pharmaceuticals, Inc.(b)(c)	16,899	853,906
AngioDynamics, Inc.(b)(c)	100,988	675,610
ANI Pharmaceuticals, Inc.(b)	8,525	488,014
Anika Therapeutics, Inc.(b)	20,007	342,320
Arcturus Therapeutics Holdings, Inc.(b)(c)	7,921	140,439
Arcus Biosciences, Inc.(b)(c)	34,947	534,689
Arrowhead Pharmaceuticals, Inc.(b)(c)	17,243	331,583
Artivion, Inc.(b)(c)	34,805	916,416
Arvinas, Inc.(b)(c)	8,943	236,363
Assertio Holdings, Inc.(b)(c)	566,881	583,887
Astrana Health, Inc.(b)(c)	32,750	1,761,295
Atea Pharmaceuticals, Inc.(b)(c)	172,130	557,701
AtriCure, Inc.(b)(c)	20,862	692,201
Aurinia Pharmaceuticals, Inc. (Canada)(b)(c)	76,689	552,928
Avanos Medical, Inc.(b)	114,352	2,136,095
Avid Bioservices, Inc.(b)(c)	41,949	417,812
Avidity Biosciences, Inc.(b)(c)	44,760	1,891,558
Axonics, Inc.(b)(c)	10,309	724,723
Azenta, Inc.(b)(c)	60,874	2,501,313
Beam Therapeutics, Inc.(b)(c)	22,511	493,216
Biohaven Ltd.(b)(c)	10,048	499,988
BioLife Solutions, Inc.(b)(c)	20,663	483,514
Bio-Techne Corp.	54,136	3,992,530
Blueprint Medicines Corp.(b)(c)	8,511	744,798
Bristol-Myers Squibb Co., Rts., expiring 01/23/2031(b)(c)	23,541	16,479
Brookdale Senior Living, Inc.(b)(c)	708,485	4,442,201
Bruker Corp.	38,064	2,154,803
C4 Therapeutics, Inc.(b)(c)	39,154	208,691
CareDx, Inc.(b)(c)	76,128	1,684,713
Caribou Biosciences, Inc.(b)(c)	44,576	87,369
Castle Biosciences, Inc.(b)(c)	18,042	625,516
Catalyst Pharmaceuticals, Inc.(b)(c)	36,882	804,028
Celldex Therapeutics, Inc.(b)(c)	7,868	205,040
Certara, Inc.(b)(c)	67,212	685,562
Chemed Corp.	6,265	3,384,604
Chinook Therapeutics, Inc.(b)(c)	14,882	5,804
Clover Health Investments Corp.(b)(c)	1,386,298	5,711,548
Collegium Pharmaceutical, Inc.(b)(c)	28,375	968,722
Community Health Systems, Inc.(b)(c)	1,002,371	4,059,603
CONMED Corp.(c)	26,820	1,830,197
Corcept Therapeutics, Inc.(b)(c)	50,653	2,480,477
CorVel Corp.(b)(c)	2,386	710,599
Crinetics Pharmaceuticals, Inc.(b)(c)	8,882	497,037
	Shares	Value
Health Care-(continued)
CRISPR Therapeutics AG (Switzerland)(b)(c)	26,210	$1,215,882
Cross Country Healthcare, Inc.(b)(c)	111,904	1,276,825
CryoPort, Inc.(b)(c)	25,966	172,934
Cullinan Therapeutics, Inc.(b)(c)	19,202	298,591
Cytek Biosciences, Inc.(b)(c)	63,896	315,966
Definitive Healthcare Corp.(b)(c)	39,357	163,332
Denali Therapeutics, Inc.(b)(c)	63,464	1,647,525
DocGo, Inc.(b)(c)	145,958	512,313
Doximity, Inc., Class A(b)(c)	34,123	1,424,294
Dynavax Technologies Corp.(b)(c)	76,086	901,619
Editas Medicine, Inc.(b)(c)	51,845	150,350
Embecta Corp.	189,754	2,671,736
Emergent BioSolutions, Inc.(b)(c)	901,642	8,168,876
Enanta Pharmaceuticals, Inc.(b)(c)	34,228	384,894
Enhabit, Inc.(b)	235,196	1,620,500
Ensign Group, Inc. (The)	29,410	4,558,256
Evolent Health, Inc., Class A(b)(c)	53,423	1,247,427
Exact Sciences Corp.(b)(c)	74,425	5,130,115
Fate Therapeutics, Inc.(b)(c)	62,147	147,288
Fulgent Genetics, Inc.(b)(c)	75,763	1,625,116
Glaukos Corp.(b)(c)	8,082	1,068,844
Globus Medical, Inc., Class A(b)(c)	61,422	4,516,974
Haemonetics Corp.(b)(c)	38,048	2,707,496
Halozyme Therapeutics, Inc.(b)	28,945	1,463,749
Harmony Biosciences Holdings, Inc.(b)(c)	10,972	352,530
Health Catalyst, Inc.(b)(c)	62,310	484,149
HealthEquity, Inc.(b)	40,419	3,445,720
HealthStream, Inc.	17,032	497,931
Hims & Hers Health, Inc.(b)(c)	29,708	559,402
ICU Medical, Inc.(b)(c)	35,477	6,056,988
Ideaya Biosciences, Inc.(b)(c)	6,907	194,432
Inari Medical, Inc.(b)(c)	9,507	460,139
Inmode Ltd.(b)(c)	53,731	917,725
Innoviva, Inc.(b)(c)	95,320	1,864,459
Inogen, Inc.(b)(c)	66,978	584,718
Inotiv, Inc.(b)(c)	61,389	108,659
Inspire Medical Systems, Inc.(b)(c)	3,557	693,757
Insulet Corp.(b)	9,459	2,190,042
Integer Holdings Corp.(b)(c)	36,833	4,576,500
Integra LifeSciences Holdings Corp.(b)	89,399	1,677,125
Intellia Therapeutics, Inc.(b)(c)	49,271	700,634
Intra-Cellular Therapies, Inc.(b)	9,917	840,466
Ionis Pharmaceuticals, Inc.(b)(c)	28,270	1,085,285
Iovance Biotherapeutics, Inc.(b)(c)	52,668	549,854
iRhythm Technologies, Inc.(b)(c)	4,281	310,116
Ironwood Pharmaceuticals, Inc.(b)(c)	96,180	379,911
iTeos Therapeutics, Inc.(b)	75,984	642,065
Kodiak Sciences, Inc.(b)(c)	53,793	204,413
Krystal Biotech, Inc.(b)(c)	4,027	694,778
Kura Oncology, Inc.(b)(c)	20,848	348,579
Kymera Therapeutics, Inc.(b)(c)	9,114	420,793
Lantheus Holdings, Inc.(b)	20,040	2,201,194
LeMaitre Vascular, Inc.(c)	8,179	722,942
LifeStance Health Group, Inc.(b)(c)	91,741	615,582
Ligand Pharmaceuticals, Inc.(b)(c)	14,666	1,550,196
LivaNova PLC(b)	44,457	2,294,870
Lyell Immunopharma, Inc.(b)	343,195	329,570
Maravai LifeSciences Holdings, Inc., Class A(b)	168,903	1,251,571
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
October 31, 2024
(Unaudited)
	Shares	Value
Health Care-(continued)
Masimo Corp.(b)(c)	24,582	$3,540,054
Medpace Holdings, Inc.(b)(c)	4,453	1,399,222
Merit Medical Systems, Inc.(b)(c)	34,323	3,386,307
Mesa Laboratories, Inc.(c)	5,323	607,035
ModivCare, Inc.(b)(c)	42,568	688,325
Multiplan Corp.(b)(c)	11,309	101,332
Myriad Genetics, Inc.(b)(c)	59,488	1,306,356
Natera, Inc.(b)	15,416	1,864,719
National HealthCare Corp.	20,050	2,326,401
National Research Corp.(c)	10,533	190,963
Nektar Therapeutics(b)	535,297	637,003
Neogen Corp.(b)(c)	251,827	3,596,090
NeoGenomics, Inc.(b)(c)	98,982	1,345,165
Neurocrine Biosciences, Inc.(b)	25,722	3,093,585
Nevro Corp.(b)(c)	38,107	209,970
Novavax, Inc.(b)(c)	115,730	1,112,165
Novocure Ltd.(b)(c)	51,264	778,188
Nurix Therapeutics, Inc.(b)(c)	35,278	867,133
Nuvation Bio, Inc.(b)(c)	272,546	602,327
OmniAb Operations, Inc., Rts., expiring 11/02/2027(b)(c)(g)	4,734	0
OmniAb Operations, Inc., Rts., expiring 11/02/2027(b)(g)	4,734	0
OmniAb, Inc.(b)(c)	59,525	243,457
Omnicell, Inc.(b)	93,829	4,563,843
OPKO Health, Inc.(b)(c)	1,406,955	2,124,502
OraSure Technologies, Inc.(b)(c)	92,387	375,553
Organogenesis Holdings, Inc.(b)(c)	100,044	277,122
Orthofix Medical, Inc.(b)(c)	58,905	953,672
OrthoPediatrics Corp.(b)(c)	11,053	293,236
Outset Medical, Inc.(b)(c)	91,759	52,303
Pacific Biosciences of California, Inc.(b)(c)	113,110	245,449
Pacira BioSciences, Inc.(b)(c)	54,971	912,519
PDL BioPharma, Inc.(b)(g)	527,611	633,133
Pediatrix Medical Group, Inc.(b)(c)	389,617	4,800,081
Pennant Group, Inc. (The)(b)	31,379	1,003,187
Penumbra, Inc.(b)	5,889	1,347,815
Phibro Animal Health Corp., Class A	61,717	1,426,897
Phreesia, Inc.(b)(c)	15,814	289,238
Pliant Therapeutics, Inc.(b)(c)	20,417	287,267
Prestige Consumer Healthcare, Inc.(b)	52,158	3,846,652
Privia Health Group, Inc.(b)(c)	59,179	1,086,526
Progyny, Inc.(b)(c)	16,486	248,114
Prothena Corp. PLC (Ireland)(b)(c)	19,992	339,864
PTC Therapeutics, Inc.(b)(c)	13,233	528,261
Quanterix Corp.(b)(c)	18,009	237,989
R1 RCM, Inc.(b)(c)	167,522	2,388,864
RadNet, Inc.(b)(c)	49,159	3,197,301
Recursion Pharmaceuticals, Inc., Class A(b)(c)	25,675	162,266
REGENXBIO, Inc.(b)(c)	35,682	306,508
Relay Therapeutics, Inc.(b)(c)	71,787	404,520
Repligen Corp.(b)	15,601	2,094,746
Replimune Group, Inc.(b)(c)	64,846	762,589
REVOLUTION Medicines, Inc.(b)(c)	24,225	1,296,037
Rocket Pharmaceuticals, Inc.(b)(c)	12,247	203,913
Roivant Sciences Ltd.(b)(c)	50,719	585,804
Sage Therapeutics, Inc.(b)(c)	58,946	358,392
Sangamo Therapeutics, Inc.(b)(c)	246,242	418,611
Sarepta Therapeutics, Inc.(b)(c)	6,355	800,730
	Shares	Value
Health Care-(continued)
Schrodinger, Inc.(b)(c)	13,416	$236,055
Seer, Inc.(b)	232,982	442,666
SIGA Technologies, Inc.(c)	85,568	617,801
SNDL, Inc. (Canada)(b)(c)	812,748	1,690,516
Sotera Health Co.(b)(c)	57,979	908,531
SpringWorks Therapeutics, Inc.(b)(c)	10,817	325,916
STAAR Surgical Co., (Acquired 03/20/2020 - 10/09/2024; Cost $931,725)(b)(d)	20,502	594,353
Supernus Pharmaceuticals, Inc.(b)(c)	67,858	2,311,922
Surgery Partners, Inc.(b)(c)	97,365	2,804,112
Tactile Systems Technology, Inc.(b)	20,819	302,084
Tandem Diabetes Care, Inc.(b)(c)	36,751	1,152,879
Teladoc Health, Inc.(b)(c)	173,053	1,557,477
Tilray Brands, Inc., Class 2 (Canada)(b)(c)	2,027,331	3,324,823
TruBridge, Inc.(b)(c)	54,963	705,175
Twist Bioscience Corp.(b)(c)	22,864	922,791
U.S. Physical Therapy, Inc.	10,509	842,612
UFP Technologies, Inc.(b)	3,028	808,476
Ultragenyx Pharmaceutical, Inc.(b)	11,204	571,292
uniQure N.V. (Netherlands)(b)	101,630	581,324
Vanda Pharmaceuticals, Inc.(b)(c)	200,607	932,823
Varex Imaging Corp.(b)(c)	91,711	1,204,165
Vaxcyte, Inc.(b)(c)	12,063	1,282,900
Ventyx Biosciences, Inc.(b)	123,755	267,311
Veracyte, Inc.(b)(c)	53,644	1,809,949
Vericel Corp.(b)(c)	6,405	282,076
Verve Therapeutics, Inc.(b)(c)	29,455	168,777
Vir Biotechnology, Inc.(b)(c)	209,085	1,566,047
Xencor, Inc.(b)(c)	36,116	758,797
Xenon Pharmaceuticals, Inc. (Canada)(b)	16,251	668,079
Zentalis Pharmaceuticals, Inc.(b)	29,765	81,258
ZimVie, Inc.(b)(c)	81,930	1,127,766
Zymeworks, Inc.(b)(c)	41,402	567,207
		256,543,340
Industrials-16.95%
3D Systems Corp.(b)(c)	232,098	696,294
AAON, Inc.	15,597	1,781,489
AAR Corp.(b)	37,313	2,190,273
ACCO Brands Corp.	301,588	1,477,781
ACV Auctions, Inc., Class A(b)(c)	41,231	712,884
Advanced Drainage Systems, Inc.	21,463	3,216,874
AeroVironment, Inc.(b)(c)	8,303	1,784,813
AerSale Corp.(b)(c)	51,455	271,168
Air Transport Services Group, Inc.(b)(c)	298,738	5,150,243
Alamo Group, Inc.	8,016	1,359,033
Alaska Air Group, Inc.(b)	74,705	3,579,117
Albany International Corp., Class A	29,647	2,013,624
Allegiant Travel Co.(c)	10,942	711,339
Allient, Inc.	16,937	292,841
Alta Equipment Group, Inc.(c)	71,638	465,647
Ameresco, Inc., Class A(b)(c)	66,966	2,060,544
American Woodmark Corp.(b)	37,787	3,427,659
Apogee Enterprises, Inc.	35,521	2,658,392
Arcosa, Inc.	50,707	4,748,203
Argan, Inc.	20,501	2,706,952
Aris Water Solutions, Inc., Class A(c)	45,864	756,756
Armstrong World Industries, Inc.	29,339	4,094,257
Array Technologies, Inc.(b)(c)	69,050	450,897
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
October 31, 2024
(Unaudited)
	Shares	Value
Industrials-(continued)
Astec Industries, Inc.	42,370	$1,346,519
Astronics Corp.(b)(c)	32,863	571,488
Atmus Filtration Technologies, Inc.	21,659	843,401
Axon Enterprise, Inc.(b)	7,274	3,080,539
AZEK Co., Inc. (The)(b)(c)	65,943	2,901,492
AZZ, Inc.(c)	30,041	2,288,523
Babcock & Wilcox Enterprises, Inc.(b)	368,788	848,212
Barnes Group, Inc.(c)	93,772	4,384,779
Barrett Business Services, Inc.	37,140	1,344,097
Blade Air Mobility, Inc.(b)(c)	92,313	331,865
Bloom Energy Corp., Class A(b)(c)	94,646	908,602
Blue Bird Corp.(b)(c)	20,741	873,404
BrightView Holdings, Inc.(b)(c)	224,400	3,675,672
Cadre Holdings, Inc.	9,707	337,512
Casella Waste Systems, Inc., Class A(b)	22,090	2,162,169
CBIZ, Inc.(b)	30,717	2,117,323
CECO Environmental Corp.(b)(c)	26,383	627,915
ChargePoint Holdings, Inc.(b)(c)	194,349	233,219
Cimpress PLC (Ireland)(b)(c)	28,293	1,952,500
Civeo Corp.	24,823	636,710
Columbus McKinnon Corp.	38,446	1,222,967
Comfort Systems USA, Inc.	15,595	6,098,269
Commercial Vehicle Group, Inc.(b)(c)	86,029	250,344
Concrete Pumping Holdings, Inc.(b)(c)	37,124	206,038
Conduent, Inc.(b)	550,128	1,980,461
Construction Partners, Inc., Class A(b)(c)	27,315	2,150,510
Corporacion America Airports S.A. (Argentina)(b)	38,920	735,199
Costamare, Inc. (Monaco)	165,791	2,256,416
Covenant Logistics Group, Inc., Class A	16,140	816,684
CRA International, Inc.	6,811	1,240,556
CSG Systems International, Inc.	40,068	1,867,569
CSW Industrials, Inc.	5,539	1,955,821
Custom Truck One Source, Inc.(b)(c)	77,738	317,948
Danaos Corp. (Greece)	38,754	3,178,216
Dayforce, Inc.(b)(c)	46,106	3,271,221
Deluxe Corp.	123,019	2,307,836
Desktop Metal, Inc., Class A(b)(c)	101,990	500,771
Diana Shipping, Inc. (Greece)	319,708	735,328
DNOW, Inc.(b)	235,859	2,790,212
Douglas Dynamics, Inc.	48,040	1,088,106
Driven Brands Holdings, Inc.(b)(c)	95,279	1,414,893
Ducommun, Inc.(b)	27,739	1,630,776
Dun & Bradstreet Holdings, Inc.(c)	413,459	4,916,028
DXP Enterprises, Inc.(b)	30,083	1,476,474
Energy Recovery, Inc.(b)	24,189	432,016
Enerpac Tool Group Corp.(c)	26,306	1,160,621
Ennis, Inc.(c)	54,024	1,099,929
Enovix Corp.(b)(c)	27,276	245,620
Enpro, Inc.	16,503	2,403,002
Enviri Corp.(b)	302,319	2,315,764
ESCO Technologies, Inc.	18,846	2,365,927
ExlService Holdings, Inc.(b)	83,428	3,476,445
Exponent, Inc.	21,040	1,985,755
Federal Signal Corp.	31,559	2,574,268
First Advantage Corp.(b)(c)	55,575	1,007,019
Fiverr International Ltd.(b)	13,821	404,402
Fluence Energy, Inc.(b)(c)	17,011	369,989
Forrester Research, Inc.(b)(c)	19,933	292,417
Forward Air Corp.(c)	66,898	2,363,506
	Shares	Value
Industrials-(continued)
Franklin Covey Co.(b)(c)	7,900	$314,499
Franklin Electric Co., Inc.	31,730	3,036,878
Frontier Group Holdings, Inc., Class H(b)(c)	54,982	334,291
FTAI Aviation Ltd.	62,076	8,345,497
FTAI Infrastructure, Inc.(c)	143,082	1,154,672
FuelCell Energy, Inc.(b)(c)	586,218	201,659
Gates Industrial Corp. PLC(b)(c)	293,488	5,678,993
Genco Shipping & Trading Ltd.(c)	114,678	1,805,032
Gibraltar Industries, Inc.(b)	29,185	1,969,696
Global Industrial Co.	24,515	650,383
Global Ship Lease, Inc., Class A (United Kingdom)	80,227	1,913,414
Gorman-Rupp Co. (The)	25,185	930,586
GrafTech International Ltd.(b)(c)	2,635,843	4,480,933
Granite Construction, Inc.(c)	73,290	6,160,024
Great Lakes Dredge & Dock Corp.(b)	160,724	1,837,075
Greenbrier Cos., Inc. (The)	86,412	5,121,639
Griffon Corp.(c)	30,513	1,918,657
H&E Equipment Services, Inc.(c)	55,470	2,898,307
Hayward Holdings, Inc.(b)	182,360	2,965,174
Healthcare Services Group, Inc.(b)	242,237	2,657,340
Heartland Express, Inc.	104,133	1,125,157
Heidrick & Struggles International, Inc.	46,573	1,819,141
Helios Technologies, Inc.(c)	40,405	1,863,883
Hexcel Corp.	58,397	3,427,320
Hillenbrand, Inc.(c)	89,529	2,466,524
Hillman Solutions Corp.(b)(c)	330,873	3,507,254
HNI Corp.	83,165	4,098,371
Hudson Technologies, Inc.(b)(c)	32,574	249,843
Huron Consulting Group, Inc.(b)	16,966	1,963,475
Hyliion Holdings Corp.(b)(c)	240,537	574,883
Hyster-Yale, Inc.	24,319	1,543,527
IBEX Holdings Ltd.(b)(c)	21,441	385,080
ICF International, Inc.	15,918	2,683,616
IES Holdings, Inc.(b)(c)	7,925	1,732,920
Insteel Industries, Inc.	35,624	960,779
Interface, Inc.	128,322	2,241,785
Janus International Group, Inc.(b)(c)	44,728	329,198
JetBlue Airways Corp.(b)(c)	418,808	2,387,206
Joby Aviation, Inc.(b)(c)	51,086	245,213
John Bean Technologies Corp.	30,062	3,349,508
Kadant, Inc.(c)	4,999	1,664,967
Kelly Services, Inc., Class A	85,885	1,716,841
Kforce, Inc.(c)	24,257	1,401,812
Korn Ferry	74,005	5,228,453
Kornit Digital Ltd. (Israel)(b)(c)	59,011	1,350,762
Kratos Defense & Security Solutions, Inc.(b)(c)	91,052	2,068,701
LB Foster Co., Class A(b)	22,330	420,921
Legalzoom.com, Inc.(b)	37,025	265,840
Leonardo DRS, Inc.(b)	86,268	2,594,079
Li-Cycle Holdings Corp. (Canada)(b)(c)	137,252	341,757
Limbach Holdings, Inc.(b)	13,002	987,762
Lindsay Corp.	9,452	1,131,404
Liquidity Services, Inc.(b)	18,520	399,662
LSI Industries, Inc.	31,899	521,868
Luxfer Holdings PLC (United Kingdom)(c)	104,248	1,497,001
Lyft, Inc., Class A(b)	153,640	1,992,711
Manitowoc Co., Inc. (The)(b)	174,014	1,625,291
Marten Transport Ltd.	95,360	1,476,173
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
October 31, 2024
(Unaudited)
	Shares	Value
Industrials-(continued)
Matrix Service Co.(b)(c)	82,973	$931,787
Matson, Inc.	14,169	2,194,636
Matthews International Corp., Class A	80,770	1,881,133
Mayville Engineering Co., Inc.(b)(c)	31,368	642,103
McGrath RentCorp	21,465	2,440,570
Mercury Systems, Inc.(b)(c)	94,108	3,044,394
Microvast Holdings, Inc.(b)(c)	582,417	110,892
Miller Industries, Inc.(c)	23,040	1,512,346
Mistras Group, Inc.(b)(c)	37,963	320,787
Montrose Environmental Group, Inc.(b)(c)	20,792	548,285
Moog, Inc., Class A	27,313	5,151,232
MRC Global, Inc.(b)	265,862	3,259,468
MSA Safety, Inc.(c)	19,585	3,250,131
Mueller Water Products, Inc., Class A	156,675	3,382,613
MYR Group, Inc.(b)	20,350	2,665,850
National Presto Industries, Inc.	10,057	723,400
Nextracker, Inc., Class A(b)(c)	27,259	1,085,453
Nikola Corp.(b)(c)	13,908	54,658
NN, Inc.(b)(c)	76,610	241,322
Northwest Pipe Co.(b)	25,796	1,157,982
NV5 Global, Inc.(b)	52,720	1,204,652
OPENLANE, Inc.(b)	303,162	4,789,960
Pangaea Logistics Solutions Ltd.(c)	83,543	536,346
Park Aerospace Corp.(c)	28,430	384,658
Park-Ohio Holdings Corp.	22,153	630,696
Parsons Corp.(b)(c)	35,907	3,883,701
Paycom Software, Inc.	16,622	3,474,497
Paycor HCM, Inc.(b)	32,173	485,491
Paylocity Holding Corp.(b)	6,828	1,260,244
Pitney Bowes, Inc.	818,767	5,903,310
Planet Labs PBC(b)(c)	199,298	440,449
Plug Power, Inc.(b)(c)	1,090,463	2,137,307
Powell Industries, Inc.(c)	4,321	1,101,769
Preformed Line Products Co.	3,370	414,510
Primoris Services Corp.	108,945	6,822,136
Proto Labs, Inc.(b)	40,496	1,109,590
Quad/Graphics, Inc.(c)	51,987	330,117
Quanex Building Products Corp.	45,015	1,308,136
Radiant Logistics, Inc.(b)(c)	70,372	467,974
RBC Bearings, Inc.(b)(c)	16,753	4,696,704
Resources Connection, Inc.	96,118	773,750
REV Group, Inc.	63,057	1,671,010
Rocket Lab USA, Inc.(b)(c)	99,700	1,066,790
Rollins, Inc.	97,336	4,588,419
Safe Bulkers, Inc. (Monaco)	229,434	961,328
Schneider National, Inc., Class B(c)	137,682	3,893,647
Seanergy Maritime Holdings Corp.	45,244	433,890
Shoals Technologies Group, Inc., Class A(b)(c)	45,395	245,587
Shyft Group, Inc. (The)	89,512	1,156,495
Simpson Manufacturing Co., Inc.	21,153	3,803,098
Skillsoft Corp.(b)	24,612	375,825
SkyWest, Inc.(b)	28,497	2,712,914
Spirit AeroSystems Holdings, Inc., Class A(b)(c)	149,399	4,836,046
Spirit Airlines, Inc.(c)	209,042	501,701
SPX Technologies, Inc.(b)	26,071	3,740,928
Standex International Corp.	8,639	1,588,539
Star Bulk Carriers Corp. (Greece)	202,069	3,861,539
Steelcase, Inc., Class A(c)	277,582	3,339,311
	Shares	Value
Industrials-(continued)
Stem, Inc.(b)(c)	215,927	$81,512
Sterling Check Corp.(b)(c)	43,268	724,306
Sterling Infrastructure, Inc.(b)	26,881	4,151,770
Stratasys Ltd.(b)(c)	116,047	829,736
Sun Country Airlines Holdings, Inc.(b)	25,455	357,643
Tecnoglass, Inc.(c)	12,632	865,671
Tennant Co.	18,564	1,625,464
Tetra Tech, Inc.	117,423	5,739,636
Thermon Group Holdings, Inc.(b)	38,009	996,216
Titan International, Inc.(b)	100,150	644,966
Titan Machinery, Inc.(b)(c)	78,157	1,072,705
TPI Composites, Inc.(b)(c)	595,349	2,027,163
Transcat, Inc.(b)(c)	3,148	300,854
Trex Co., Inc.(b)(c)	28,118	1,992,160
TriNet Group, Inc.	32,298	2,741,777
Triumph Group, Inc.(b)(c)	92,059	1,274,097
TrueBlue, Inc.(b)(c)	173,853	1,302,159
TTEC Holdings, Inc.(c)	73,128	380,266
Tutor Perini Corp.(b)	122,226	3,168,098
UniFirst Corp.	19,970	3,590,806
Universal Logistics Holdings, Inc.(c)	12,254	515,158
Upwork, Inc.(b)(c)	40,861	554,075
V2X, Inc.(b)	27,662	1,703,979
Verra Mobility Corp., Class A(b)(c)	61,574	1,599,077
Viad Corp.(b)	20,544	769,167
Vicor Corp.(b)(c)	10,250	468,527
Virgin Galactic Holdings, Inc.(b)(c)	11,521	75,693
VSE Corp.	14,216	1,458,846
Wabash National Corp.(c)	90,304	1,574,902
Watts Water Technologies, Inc., Class A	15,648	2,982,352
Willdan Group, Inc.(b)	16,692	789,699
Xometry, Inc., Class A(b)(c)	12,569	247,358
Zurn Elkay Water Solutions Corp.	76,857	2,774,538
		427,906,263
Information Technology-11.43%
8x8, Inc.(b)(c)	212,167	473,132
A10 Networks, Inc.	36,245	530,989
ACI Worldwide, Inc.(b)	123,774	6,089,681
ACM Research, Inc., Class A(b)(c)	42,119	791,627
Adeia, Inc.	76,548	951,492
ADTRAN Holdings, Inc.(b)(c)	226,790	1,377,749
Advanced Energy Industries, Inc.(c)	24,187	2,625,015
Alarm.com Holdings, Inc.(b)(c)	20,856	1,112,250
Allegro MicroSystems, Inc. (Japan)(b)(c)	30,427	634,099
Alpha & Omega Semiconductor Ltd.(b)	67,719	2,237,436
Altair Engineering, Inc., Class A(b)(c)	8,623	896,706
Ambarella, Inc.(b)	15,748	884,880
AppFolio, Inc., Class A(b)	1,399	290,810
Applied Optoelectronics, Inc.(b)(c)	14,805	231,254
AppLovin Corp., Class A(b)	56,528	9,575,278
Arlo Technologies, Inc.(b)(c)	47,670	484,327
Atlassian Corp., Class A(b)	6,463	1,218,534
Aurora Innovation, Inc.(b)(c)	152,504	792,258
AvePoint, Inc.(b)(c)	37,833	459,293
Aviat Networks, Inc.(b)(c)	13,228	270,513
Axcelis Technologies, Inc.(b)(c)	14,738	1,257,299
Badger Meter, Inc.	9,032	1,806,852
Bel Fuse, Inc., Class A(c)	1,312	132,971
Bel Fuse, Inc., Class B	8,231	620,782
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
October 31, 2024
(Unaudited)
	Shares	Value
Information Technology-(continued)
Belden, Inc.	46,083	$5,247,471
Benchmark Electronics, Inc.	95,478	4,134,197
Bentley Systems, Inc., Class B	44,500	2,147,570
BILL Holdings, Inc.(b)	71,197	4,155,057
Blackbaud, Inc.(b)(c)	23,916	1,805,897
BlackLine, Inc.(b)	6,781	375,464
Box, Inc., Class A(b)	25,137	798,351
Braze, Inc., Class A(b)	5,912	185,992
C3.ai, Inc., Class A(b)(c)	28,614	704,763
Calix, Inc.(b)(c)	36,827	1,302,939
CCC Intelligent Solutions Holdings, Inc.(b)(c)	89,914	936,005
Ceragon Networks Ltd. (Israel)(b)	144,422	358,167
Cerence, Inc.(b)(c)	71,733	218,427
CEVA, Inc.(b)(c)	16,730	390,395
Cirrus Logic, Inc.(b)	50,342	5,528,558
Clear Secure, Inc., Class A	15,316	563,322
Clearfield, Inc.(b)(c)	10,926	392,571
Cloudflare, Inc., Class A(b)	9,702	850,962
Cognyte Software Ltd. (Israel)(b)	83,634	542,785
Cohu, Inc.(b)(c)	49,006	1,221,230
CommScope Holding Co., Inc.(b)	1,776,078	11,953,005
Commvault Systems, Inc.(b)	9,911	1,547,999
Comtech Telecommunications Corp.(b)	140,722	523,486
Confluent, Inc., Class A(b)(c)	19,752	516,910
Consensus Cloud Solutions, Inc.(b)(c)	57,843	1,282,958
Corsair Gaming, Inc.(b)(c)	61,798	396,434
Crane NXT Co.(c)	36,079	1,958,007
CrowdStrike Holdings, Inc., Class A(b)	6,766	2,008,622
CTS Corp.	24,897	1,232,153
CyberArk Software Ltd.(b)	4,597	1,271,162
Daktronics, Inc.(b)(c)	75,175	979,530
Datadog, Inc., Class A(b)	14,138	1,773,471
Digi International, Inc.(b)(c)	30,730	890,248
Digital Turbine, Inc.(b)(c)	364,331	1,165,859
DigitalOcean Holdings, Inc.(b)(c)	10,810	427,860
DocuSign, Inc.(b)	40,874	2,835,838
Dolby Laboratories, Inc., Class A	43,863	3,197,613
DoubleVerify Holdings, Inc.(b)	20,882	356,038
Dropbox, Inc., Class A(b)	58,641	1,515,870
Dynatrace, Inc.(b)	44,337	2,385,331
E2open Parent Holdings, Inc.(b)(c)	423,007	1,239,411
Eastman Kodak Co.(b)(c)	336,854	1,589,951
Elastic N.V.(b)	6,002	481,540
Enphase Energy, Inc.(b)	22,080	1,833,523
Envestnet, Inc.(b)(c)	39,053	2,451,747
ePlus, Inc.(b)	36,957	3,287,325
Extreme Networks, Inc.(b)	90,777	1,355,301
Fabrinet (Thailand)(b)	18,892	4,552,405
Fair Isaac Corp.(b)	2,223	4,430,684
FARO Technologies, Inc.(b)(c)	27,665	485,244
Fastly, Inc., Class A(b)(c)	74,690	540,009
Five9, Inc.(b)	10,319	304,720
FormFactor, Inc.(b)	47,825	1,816,393
Freshworks, Inc., Class A(b)	37,068	433,696
GitLab, Inc., Class A(b)	7,562	406,458
GLOBALFOUNDRIES, Inc.(b)(c)	62,471	2,280,191
Globant S.A.(b)	15,017	3,151,918
Grid Dynamics Holdings, Inc.(b)(c)	27,805	442,656
Guidewire Software, Inc.(b)	19,019	3,542,479
	Shares	Value
Information Technology-(continued)
Hackett Group, Inc. (The)	24,265	$590,125
Harmonic, Inc.(b)	62,740	695,787
HashiCorp, Inc., Class A(b)(c)	32,345	1,095,202
HubSpot, Inc.(b)	2,953	1,638,295
Ichor Holdings Ltd.(b)	39,573	1,078,760
indie Semiconductor, Inc., A Shares (China)(b)(c)	42,474	140,589
Infinera Corp.(b)(c)	227,685	1,530,043
Informatica, Inc., Class A(b)	18,795	513,104
InterDigital, Inc.(c)	19,183	2,885,891
IonQ, Inc.(b)(c)	45,449	683,098
IPG Photonics Corp.(b)(c)	42,408	3,433,352
Iris Energy Ltd. (Australia)(b)(c)	49,590	452,261
Itron, Inc.(b)	46,745	5,224,221
Ituran Location and Control Ltd. (Israel)	24,921	666,138
Jamf Holding Corp.(b)(c)	26,967	448,731
JFrog Ltd. (Israel)(b)	12,685	370,148
Kimball Electronics, Inc.(b)	59,742	1,062,810
Knowles Corp.(b)(c)	114,373	1,980,940
Kulicke & Soffa Industries, Inc. (Singapore)(c)	60,091	2,695,682
Lattice Semiconductor Corp.(b)(c)	19,703	998,154
LivePerson, Inc.(b)(c)	153,944	181,654
LiveRamp Holdings, Inc.(b)(c)	36,825	921,730
Logility Supply Chain Solutions, Inc., Class A	42,863	452,205
MACOM Technology Solutions Holdings, Inc.(b)	13,970	1,570,228
Magnachip Semiconductor Corp. (South Korea)(b)	174,380	769,016
Manhattan Associates, Inc.(b)	5,941	1,564,622
MARA Holdings, Inc.(b)(c)	16,632	278,919
Matterport, Inc.(b)	242,491	1,105,759
Maxeon Solar Technologies Ltd.(b)(c)	864	7,970
MaxLinear, Inc.(b)	82,619	1,071,568
MeridianLink, Inc.(b)(c)	20,171	442,955
Methode Electronics, Inc.	103,864	905,694
MicroStrategy, Inc., Class A(b)(c)	4,243	1,037,414
Mirion Technologies, Inc.(b)(c)	166,115	2,458,502
Mitek Systems, Inc.(b)(c)	25,814	221,742
Monday.com Ltd.(b)	2,141	629,176
MongoDB, Inc.(b)	2,921	789,838
Monolithic Power Systems, Inc.	6,238	4,736,513
N-able, Inc.(b)	38,144	466,501
nCino, Inc.(b)(c)	26,958	1,005,533
NETGEAR, Inc.(b)(c)	114,724	2,514,750
NetScout Systems, Inc.(b)	159,400	3,352,182
nLight, Inc.(b)(c)	31,638	394,842
Novanta, Inc.(b)	10,897	1,855,105
Nutanix, Inc., Class A(b)	20,137	1,250,508
Olo, Inc., Class A(b)	88,886	445,319
ON24, Inc.(b)	38,346	231,993
OneSpan, Inc.(b)(c)	40,998	683,847
Onto Innovation, Inc.(b)	16,314	3,235,556
OSI Systems, Inc.(b)(c)	17,245	2,279,961
Pagaya Technologies Ltd., Class A(b)(c)	28,589	329,345
PagerDuty, Inc.(b)(c)	18,257	329,721
Palantir Technologies, Inc., Class A(b)	138,930	5,773,931
Palo Alto Networks, Inc.(b)	9,486	3,418,090
PAR Technology Corp.(b)(c)	12,277	724,220
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
October 31, 2024
(Unaudited)
	Shares	Value
Information Technology-(continued)
PC Connection, Inc.	19,154	$1,219,152
Pegasystems, Inc.	7,365	585,076
Photronics, Inc.(b)(c)	69,384	1,581,955
Power Integrations, Inc.(c)	28,451	1,719,294
Procore Technologies, Inc.(b)	11,516	756,025
Progress Software Corp.(c)	30,495	1,954,425
Pure Storage, Inc., Class A(b)	57,412	2,873,471
Q2 Holdings, Inc.(b)	18,520	1,567,903
Qualys, Inc.(b)	7,320	872,837
Rackspace Technology, Inc.(b)(c)	595,515	1,420,303
Radware Ltd. (Israel)(b)	32,163	723,989
Rambus, Inc.(b)	20,796	994,465
Rapid7, Inc.(b)	6,024	243,490
Ribbon Communications, Inc.(b)(c)	172,047	612,487
Richardson Electronics Ltd.	31,756	436,327
RingCentral, Inc., Class A(b)(c)	31,198	1,123,440
Riot Platforms, Inc.(b)(c)	77,212	713,439
Rogers Corp.(b)	22,188	2,225,013
ScanSource, Inc.(b)	95,426	4,047,017
Semtech Corp.(b)(c)	102,382	4,524,261
SentinelOne, Inc., Class A(b)(c)	51,833	1,336,773
Silicom Ltd. (Israel)(b)	23,171	307,016
Silicon Laboratories, Inc.(b)(c)	18,497	1,921,098
SiTime Corp.(b)(c)	7,457	1,260,308
SMART Global Holdings, Inc.(b)(c)	94,801	1,426,755
SmartRent, Inc.(b)(c)	163,718	276,683
Smartsheet, Inc., Class A(b)	19,129	1,079,258
SolarWinds Corp.	48,388	632,915
Sprinklr, Inc., Class A(b)(c)	29,343	218,018
SPS Commerce, Inc.(b)	6,174	1,018,710
Synaptics, Inc.(b)(c)	34,942	2,399,467
Tenable Holdings, Inc.(b)	12,996	514,772
Teradata Corp.(b)	81,430	2,624,489
Thoughtworks Holding, Inc.(b)(c)	138,426	614,611
Tucows, Inc., Class A(b)(c)	21,760	402,995
Turtle Beach Corp.(b)(c)	34,687	553,951
UiPath, Inc., Class A(b)(c)	69,692	861,393
Ultra Clean Holdings, Inc.(b)	69,676	2,330,662
Unisys Corp.(b)(c)	332,026	2,294,300
Unity Software, Inc.(b)(c)	103,833	2,084,967
Universal Display Corp.	14,935	2,693,079
Upland Software, Inc.(b)	99,782	215,529
Varonis Systems, Inc.(b)(c)	18,022	907,768
Veeco Instruments, Inc.(b)(c)	26,847	772,657
Verint Systems, Inc.(b)(c)	61,046	1,300,280
VeriSign, Inc.(b)	19,589	3,464,119
Viavi Solutions, Inc.(b)	285,755	2,634,661
Vishay Precision Group, Inc.(b)(c)	21,037	488,269
Wix.com Ltd. (Israel)(b)	6,118	1,022,440
Wolfspeed, Inc.(b)(c)	123,738	1,646,953
Workiva, Inc.(b)(c)	3,008	239,918
Xperi, Inc.(b)(c)	74,073	676,286
Yext, Inc.(b)	56,380	408,191
Zeta Global Holdings Corp., Class A(b)(c)	30,869	854,454
Zscaler, Inc.(b)	2,498	451,613
Zuora, Inc., Class A(b)	40,133	397,317
		288,596,679
Materials-4.49%
AdvanSix, Inc.	81,215	2,304,070
	Shares	Value
Materials-(continued)
Alto Ingredients, Inc.(b)	441,762	$786,336
American Vanguard Corp.(c)	70,424	368,317
Ardagh Metal Packaging S.A.	341,001	1,254,884
Aspen Aerogels, Inc.(b)(c)	24,411	435,492
Balchem Corp.	15,095	2,525,846
Caledonia Mining Corp. PLC (South Africa)(c)	29,700	442,827
Carpenter Technology Corp.	55,297	8,266,901
Century Aluminum Co.(b)	121,731	2,148,552
Clearwater Paper Corp.(b)	52,926	1,333,206
Coeur Mining, Inc.(b)	664,691	4,280,610
Compass Minerals International, Inc.(c)	128,632	1,583,460
Core Molding Technologies, Inc.(b)	20,014	301,211
Danimer Scientific, Inc.(b)(c)	372,494	121,806
Danimer Scientific, Inc., Wts., expiring 07/15/2025(b)	123,467	18,520
Eagle Materials, Inc.	17,199	4,909,626
Ecovyst, Inc.(b)(c)	209,849	1,397,594
Ferroglobe PLC(c)	202,963	850,415
Ginkgo Bioworks Holdings, Inc.(b)(c)	25,918	197,495
Gold Royalty Corp. (Canada)(b)	183,914	270,354
Hawkins, Inc.(c)	15,902	1,699,924
Haynes International, Inc.	14,744	889,948
Hecla Mining Co.	796,615	5,170,031
Ingevity Corp.(b)	79,444	3,319,965
Innospec, Inc.	24,141	2,601,917
Intrepid Potash, Inc.(b)(c)	50,611	1,269,830
Kaiser Aluminum Corp.	48,239	3,582,228
Koppers Holdings, Inc.	53,719	1,826,983
Kronos Worldwide, Inc.(c)	92,063	1,062,407
LSB Industries, Inc.(b)(c)	147,106	1,206,269
Materion Corp.	15,156	1,540,304
Mativ Holdings, Inc., Class A	281,622	4,351,060
McEwen Mining, Inc. (Canada)(b)(c)	59,881	569,468
Mercer International, Inc. (Germany)	183,742	1,197,998
Metallus, Inc.(b)(c)	110,943	1,563,187
Minerals Technologies, Inc.	51,898	3,907,400
MP Materials Corp.(b)(c)	90,446	1,627,124
Myers Industries, Inc.	63,445	747,382
NewMarket Corp.	5,669	2,976,055
Olympic Steel, Inc.	24,603	882,756
Origin Materials, Inc.(b)	605,838	842,115
Orion S.A. (Germany)	112,084	1,680,139
Pactiv Evergreen, Inc.(c)	134,968	1,530,537
Perimeter Solutions S.A.(b)(c)	272,712	3,621,615
PureCycle Technologies, Inc.(b)(c)	69,066	899,239
Quaker Chemical Corp.(c)	11,251	1,705,427
Radius Recycling, Inc., Class A	91,541	1,482,049
Ramaco Resources, Inc., Class A	22,649	229,887
Ranpak Holdings Corp.(b)	129,126	785,086
Rayonier Advanced Materials, Inc.(b)	351,308	2,796,412
Ryerson Holding Corp.(c)	124,948	2,722,617
Sensient Technologies Corp.	56,704	4,280,018
Stepan Co.	38,811	2,807,588
Summit Materials, Inc., Class A(b)	103,770	4,919,736
SunCoke Energy, Inc.	213,376	2,199,907
Tredegar Corp.(b)	86,532	670,623
TriMas Corp.	75,787	2,034,881
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
October 31, 2024
(Unaudited)
	Shares	Value
Materials-(continued)
Trinseo PLC(c)	316,951	$1,464,314
Universal Stainless & Alloy Products, Inc.(b)	21,422	936,570
		113,398,518
Real Estate-6.62%
Acadia Realty Trust(c)	191,496	4,689,737
Alexander & Baldwin, Inc.(c)	170,577	3,174,438
Alexander’s, Inc.(c)	3,577	812,086
Alpine Income Property Trust, Inc.(c)	24,752	433,903
American Assets Trust, Inc.	117,356	3,162,744
Apartment Investment & Management Co., Class A(b)(c)	133,835	1,129,567
Armada Hoffler Properties, Inc.	112,791	1,221,527
Ashford Hospitality Trust, Inc.(b)(c)	39,663	286,763
Braemar Hotels & Resorts, Inc.	154,881	442,960
Broadstone Net Lease, Inc.(c)	279,895	4,923,353
BRT Apartments Corp.(c)	19,850	322,166
CareTrust REIT, Inc.	81,452	2,661,037
CBL & Associates Properties, Inc.(c)	45,665	1,207,839
Centerspace	30,669	2,136,403
Chatham Lodging Trust	122,103	964,614
City Office REIT, Inc.(c)	188,343	964,316
Community Healthcare Trust, Inc.	35,718	670,070
Compass, Inc., Class A(b)	593,254	3,767,163
CTO Realty Growth, Inc.(c)	48,122	931,161
Curbline Properties Corp.(b)	154,129	3,487,939
Diversified Healthcare Trust(c)	683,809	2,441,198
Douglas Elliman, Inc.(b)	348,633	700,752
Easterly Government Properties, Inc.(c)	258,462	3,504,745
Elme Communities	209,347	3,531,684
Empire State Realty Trust, Inc., Class A	265,022	2,809,233
Equity Commonwealth(b)	164,526	3,255,970
Essential Properties Realty Trust, Inc.(c)	144,417	4,576,575
eXp World Holdings, Inc.(c)	88,062	1,172,986
Farmland Partners, Inc.(c)	60,737	711,230
Forestar Group, Inc.(b)	29,638	935,672
Four Corners Property Trust, Inc.(c)	103,467	2,851,551
Franklin Street Properties Corp.	336,759	596,063
FRP Holdings, Inc.(b)(c)	10,846	314,534
Getty Realty Corp.	60,851	1,910,113
Gladstone Commercial Corp.(c)	80,741	1,271,267
Gladstone Land Corp.(c)	48,608	633,362
Global Medical REIT, Inc.(c)	115,908	1,053,604
Global Net Lease, Inc.	389,313	3,032,748
Howard Hughes Holdings, Inc.(b)	56,842	4,322,266
Industrial Logistics Properties Trust	253,711	896,868
Innovative Industrial Properties, Inc.(c)	29,167	3,768,085
InvenTrust Properties Corp.	115,932	3,414,197
Kennedy-Wilson Holdings, Inc.	408,383	4,365,614
LTC Properties, Inc.	63,945	2,442,699
Marcus & Millichap, Inc.	35,769	1,353,499
National Health Investors, Inc.(c)	63,694	4,882,145
National Storage Affiliates Trust	86,063	3,627,555
NETSTREIT Corp.(c)	60,879	943,624
Newmark Group, Inc., Class A(c)	241,160	3,614,988
NexPoint Residential Trust, Inc.	42,271	1,760,587
Office Properties Income Trust	647,458	1,029,458
One Liberty Properties, Inc.(c)	33,498	894,397
Orion Office REIT, Inc.	251,710	938,878
	Shares	Value
Real Estate-(continued)
Paramount Group, Inc.	771,080	$3,739,738
Peakstone Realty Trust(c)	107,938	1,416,147
Pebblebrook Hotel Trust	242,899	2,909,930
Piedmont Office Realty Trust, Inc., Class A(c)	637,921	6,340,935
Plymouth Industrial REIT, Inc.(c)	44,957	913,526
Postal Realty Trust, Inc., Class A	22,716	330,518
RE/MAX Holdings, Inc., Class A(b)(c)	65,800	805,392
Redfin Corp.(b)(c)	151,511	1,571,169
Retail Opportunity Investments Corp.	234,797	3,639,353
RMR Group, Inc. (The), Class A	36,985	890,229
Ryman Hospitality Properties, Inc.(c)	29,437	3,151,231
Safehold, Inc.(c)	28,136	598,734
Saul Centers, Inc.	21,288	833,212
Seaport Entertainment Group, Inc.(b)(c)	6,315	171,452
Service Properties Trust	475,153	1,520,490
SITE Centers Corp.(c)	77,067	1,229,219
St. Joe Co. (The)	12,823	662,949
Star Holdings(b)(c)	34,986	445,722
Sunstone Hotel Investors, Inc.	370,578	3,739,132
Tanger, Inc.	112,839	3,749,640
Tejon Ranch Co.(b)(c)	26,487	421,408
Terreno Realty Corp.	55,305	3,315,535
UMH Properties, Inc.(c)	75,770	1,413,110
Universal Health Realty Income Trust(c)	19,403	767,583
Urban Edge Properties	193,505	4,303,551
Veris Residential, Inc.	131,783	2,170,466
Whitestone REIT	94,052	1,296,037
Xenia Hotels & Resorts, Inc.	276,926	3,924,041
		167,218,382
Utilities-1.68%
Altus Power, Inc.(b)(c)	41,333	142,186
American States Water Co.	31,028	2,558,569
Artesian Resources Corp., Class A	13,601	455,770
Atlantica Sustainable Infrastructure PLC (Spain)(c)	219,228	4,836,170
California Water Service Group	69,202	3,595,736
Chesapeake Utilities Corp.(c)	21,142	2,532,600
Clearway Energy, Inc., Class A	54,205	1,444,021
Clearway Energy, Inc., Class C(c)	133,063	3,776,328
Consolidated Water Co. Ltd.	10,265	243,896
Genie Energy Ltd., Class B	22,436	352,694
MGE Energy, Inc.(c)	45,797	4,144,171
Middlesex Water Co.(c)	16,901	1,034,172
Northwest Natural Holding Co.	97,725	3,800,525
Ormat Technologies, Inc.(c)	50,625	4,000,387
Otter Tail Corp.(c)	43,357	3,404,392
ReNew Energy Global PLC, Class A (India)(b)(c)	131,201	742,598
SJW Group	42,581	2,370,058
Sunnova Energy International, Inc.(b)(c)	134,962	819,219
Unitil Corp.	28,046	1,623,583
York Water Co. (The)	12,891	453,376
		42,330,451
Total Common Stocks & Other Equity Interests (Cost $2,316,913,072)		2,522,641,065
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
October 31, 2024
(Unaudited)
	Shares	Value
Money Market Funds-0.11%
Invesco Government & Agency Portfolio, Institutional Class, 4.77%(f)(h) (Cost $2,776,330)	2,776,330	$2,776,330
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.03% (Cost $2,319,689,402)		2,525,417,395
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-25.04%
Invesco Private Government Fund, 4.84%(f)(h)(i)	175,355,284	175,355,284
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.99%(f)(h)(i)	456,606,085	$456,743,067
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $632,117,309)		632,098,351
TOTAL INVESTMENTS IN SECURITIES-125.07% (Cost $2,951,806,711)		3,157,515,746
OTHER ASSETS LESS LIABILITIES-(25.07)%		(632,961,691)
NET ASSETS-100.00%		$2,524,554,055

Investment Abbreviations:
REIT	-Real Estate Investment Trust
Rts.	-Rights
Wts.	-Warrants

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2024.
(d)	Restricted security. The aggregate value of these securities at October 31, 2024 was $2,456,972, which represented less than 1% of the Fund’s Net Assets.
(e)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at October 31, 2024 represented less than 1% of the Fund’s Net Assets.

(f)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2024.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value October 31, 2024	Dividend Income
Invesco Mortgage Capital, Inc.	$483,143	$9,449	$(6,619)	$(27,951)	$685	$458,707	$45,329
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	2,670,603	50,732,104	(50,626,377)	-	-	2,776,330	63,545
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	184,441,800	329,258,161	(338,344,677)	-	-	175,355,284	4,529,805 *
Invesco Private Prime Fund	473,818,250	617,393,752	(634,475,298)	91,697	(85,334)	456,743,067	12,098,984 *
Total	$661,413,796	$997,393,466	$(1,023,452,971)	$63,746	$(84,649)	$635,333,388	$16,737,663

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
October 31, 2024
(Unaudited)
(g)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(h)	The rate shown is the 7-day SEC standardized yield as of October 31, 2024.
(i)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

Statements of Assets and Liabilities
October 31, 2024
(Unaudited)

	Invesco Bloomberg MVP Multi-factor ETF (BMVP)	Invesco FTSE RAFI US 1000 ETF (PRF)	Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)
Assets:
Unaffiliated investments in securities, at value(a)	$104,416,704	$7,312,903,929	$2,522,182,358
Affiliated investments in securities, at value	1,992,989	276,445,321	635,333,388
Due from broker	-	-	834
Receivable for:
Dividends	90,279	7,090,729	768,946
Securities lending	44	41,924	259,343
Investments sold	-	5,522,979	-
Expenses absorbed	-	47,179	25,860
Other assets	14,194	9,454	660
Total assets	106,514,210	7,602,061,515	3,158,571,389
Liabilities:
Due to custodian	-	53	229,629
Payable for:
Collateral upon return of securities loaned	1,960,518	268,160,511	632,117,309
Fund shares repurchased	-	5,639,377	-
Accrued advisory fees	27,036	1,827,953	629,695
Accrued trustees’ and officer’s fees	-	524,323	202,146
Accrued expenses	3,007	2,349,775	838,555
Total liabilities	1,990,561	278,501,992	634,017,334
Net Assets	$104,523,649	$7,323,559,523	$2,524,554,055
Net assets consist of:
Shares of beneficial interest	$253,355,170	$5,904,433,488	$2,840,754,866
Distributable earnings (loss)	(148,831,521)	1,419,126,035	(316,200,811)
Net Assets	$104,523,649	$7,323,559,523	$2,524,554,055
Shares outstanding (unlimited amount authorized, $0.01 par value)	2,180,000	181,810,000	61,640,000
Net asset value	$47.95	$40.28	$40.96
Market price	$47.95	$40.27	$40.97
Unaffiliated investments in securities, at cost	$93,215,414	$5,481,323,937	$2,316,058,595
Affiliated investments in securities, at cost	$1,992,989	$277,791,771	$635,748,116
(a)Includes securities on loan with an aggregate value of:	$1,894,861	$259,884,895	$607,461,641
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Statements of Operations
For the six months ended October 31, 2024
(Unaudited)

	Invesco Bloomberg MVP Multi-factor ETF (BMVP)	Invesco FTSE RAFI US 1000 ETF (PRF)	Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)
Investment income:
Unaffiliated dividend income	$1,062,186	$80,782,124	$19,916,766
Affiliated dividend income	1,086	235,441	108,874
Non-cash dividend income	-	-	3,512,055
Securities lending income, net	779	346,606	2,454,228
Foreign withholding tax	(1,015)	(126,069)	(37,075)
Total investment income	1,063,036	81,238,102	25,954,848
Expenses:
Advisory fees	148,617	10,371,258	3,566,668
Sub-licensing fees	-	3,218,729	1,106,919
Accounting & administration fees	-	217,597	84,185
Custodian & transfer agent fees	-	34,752	14,072
Trustees’ and officer’s fees	-	59,988	24,566
Other expenses	-	132,314	74,520
Total expenses	148,617	14,034,638	4,870,930
Less: Waivers	(19)	(89,499)	(75,498)
Net expenses	148,598	13,945,139	4,795,432
Net investment income	914,438	67,292,963	21,159,416
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	3,658,867	(1,998,588)	7,190,911
Affiliated investment securities	(380)	(13,583)	(85,334)
Unaffiliated in-kind redemptions	6,454,146	101,656,421	10,116,816
Affiliated in-kind redemptions	-	1,955	685
Foreign currencies	98	-	(45)
Net realized gain	10,112,731	99,646,205	17,223,033
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	928,442	530,289,748	227,595,691
Affiliated investment securities	505	770,492	63,746
Foreign currencies	(422)	-	-
Change in net unrealized appreciation	928,525	531,060,240	227,659,437
Net realized and unrealized gain	11,041,256	630,706,445	244,882,470
Net increase in net assets resulting from operations	$11,955,694	$697,999,408	$266,041,886
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31

Statements of Changes in Net Assets
For the six months ended October 31, 2024 and the year ended April 30, 2024
(Unaudited)

	Invesco Bloomberg MVP Multi-factor ETF (BMVP)		Invesco FTSE RAFI US 1000 ETF (PRF)
	Six Months Ended October 31, 2024	Year Ended April 30, 2024	Six Months Ended October 31, 2024	Year Ended April 30, 2024
Operations:
Net investment income	$914,438	$1,923,753	$67,292,963	$119,755,837
Net realized gain	10,112,731	7,393,479	99,646,205	518,891,499
Change in net unrealized appreciation	928,525	7,640,675	531,060,240	411,969,335
Net increase in net assets resulting from operations	11,955,694	16,957,907	697,999,408	1,050,616,671
Distributions to Shareholders from:
Distributable earnings	(926,517)	(1,726,778)	(65,102,392)	(118,226,422)
Shareholder Transactions:
Proceeds from shares sold	30,551,186	36,641,918	123,187,064	1,046,334,941
Value of shares repurchased	(33,281,226)	(46,213,201)	(241,467,871)	(1,142,163,161)
Net increase (decrease) in net assets resulting from share transactions	(2,730,040)	(9,571,283)	(118,280,807)	(95,828,220)
Net increase in net assets	8,299,137	5,659,846	514,616,209	836,562,029
Net assets:
Beginning of period	96,224,512	90,564,666	6,808,943,314	5,972,381,285
End of period	$104,523,649	$96,224,512	$7,323,559,523	$6,808,943,314
Changes in Shares Outstanding:
Shares sold	620,000	960,000 (a)	3,190,000	28,600,000 (b)
Shares repurchased	(680,000)	(1,210,000)(a)	(6,330,000)	(31,750,000)(b)
Shares outstanding, beginning of period	2,240,000	2,490,000 (a)	184,950,000	188,100,000 (b)
Shares outstanding, end of period	2,180,000	2,240,000 (a)	181,810,000	184,950,000 (b)

(a)	Changes in shares outstanding have been restated to reflect a three-for-one stock split effective after the close of business on July 14, 2023.
(b)	Changes in shares outstanding have been restated to reflect a five-for-one stock split effective after the close of business on July 14, 2023.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)
Six Months Ended October 31, 2024	Year Ended April 30, 2024

$21,159,416	$28,959,024
17,223,033	201,447,063
227,659,437	93,343,781
266,041,886	323,749,868

(17,674,541)	(30,155,544)

45,857,452	669,501,367
(31,489,315)	(629,474,230)
14,368,137	40,027,137
262,735,482	333,621,461

2,261,818,573	1,928,197,112
$2,524,554,055	$2,261,818,573

1,170,000	18,050,000 (b)
(800,000)	(16,980,000)(b)
61,270,000	60,200,000 (b)
61,640,000	61,270,000 (b)

33

Financial Highlights
Invesco Bloomberg MVP Multi-factor ETF (BMVP)
	Six Months Ended October 31, 2024 (Unaudited)	Years Ended April 30,
		2024(a)	2023(a)	2022(a)	2021(a)	2020(a)
Per Share Operating Performance:
Net asset value at beginning of period	$42.96	$36.37	$35.13	$40.78	$27.58	$32.91
Net investment income(b)	0.41	0.82	0.44	0.26	0.25	0.38
Net realized and unrealized gain (loss) on investments	5.00	6.52	1.30	(5.62)	13.25	(5.33)
Total from investment operations	5.41	7.34	1.74	(5.36)	13.50	(4.95)
Distributions to shareholders from:
Net investment income	(0.42)	(0.75)	(0.50)	(0.29)	(0.30)	(0.38)
Net asset value at end of period	$47.95	$42.96	$36.37	$35.13	$40.78	$27.58
Market price at end of period(c)	$47.95	$42.97	$36.36	$35.10	$40.80	$27.13
Net Asset Value Total Return(d)	12.63%	20.33%	5.09%	(13.20)%	49.27%	(15.04)%
Market Price Total Return(d)	12.61%	20.38%	5.16%	(13.32)%	51.78%	(16.32)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$104,524	$96,225	$90,565	$105,401	$135,810	$115,831
Ratio to average net assets of:
Expenses, after Waivers	0.29%(e)	0.39%	0.60%	0.60%	0.60%	0.58%
Expenses, prior to Waivers	0.29%(e)	0.40%	0.63%	0.60%	0.62%	0.58%
Net investment income	1.78%(e)	2.07%	1.25%	0.64%	0.75%	1.22%
Portfolio turnover rate(f)	70%	256%	233%	228%	321%	313%

(a)	Per share amounts have been adjusted to reflect a three-for-one stock split effective after the close of business on July 14, 2023.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the year ended April 30, 2024, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

Financial Highlights—(continued)
Invesco FTSE RAFI US 1000 ETF (PRF)
	Six Months Ended October 31, 2024 (Unaudited)	Years Ended April 30,
		2024(a)	2023(a)	2022(a)	2021(a)	2020(a)
Per Share Operating Performance:
Net asset value at beginning of period	$36.82	$31.75	$32.08	$31.54	$20.83	$23.56
Net investment income(b)	0.37	0.65	0.64	0.58	0.49	0.52
Net realized and unrealized gain (loss) on investments	3.45	5.06	(0.33)	0.52	10.73	(2.68)
Total from investment operations	3.82	5.71	0.31	1.10	11.22	(2.16)
Distributions to shareholders from:
Net investment income	(0.36)	(0.64)	(0.64)	(0.56)	(0.51)	(0.57)
Net asset value at end of period	$40.28	$36.82	$31.75	$32.08	$31.54	$20.83
Market price at end of period(c)	$40.27	$36.83	$31.74	$32.06	$31.54	$20.86
Net Asset Value Total Return(d)	10.41%	18.16%	1.11%	3.45%	54.54%	(9.18)%
Market Price Total Return(d)	10.34%	18.22%	1.12%	3.41%	54.32%	(9.06)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$7,323,560	$6,808,943	$5,972,381	$5,648,975	$5,110,669	$4,010,580
Ratio to average net assets of:
Expenses, after Waivers	0.39%(e)	0.39%	0.39%	0.39%	0.39%	0.39%
Expenses, prior to Waivers	0.39%(e)	0.39%	0.39%	0.39%	0.40%	0.39%
Net investment income	1.88%(e)	1.91%	2.05%	1.76%	1.94%	2.24%
Portfolio turnover rate(f)	1%	10%	9%	10%	11%	8%

(a)	Per share amounts have been adjusted to reflect a five-for-one stock split effective after the close of business on July 14, 2023.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35

Financial Highlights—(continued)
Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)
	Six Months Ended October 31, 2024 (Unaudited)	Years Ended April 30,
		2024(a)	2023(a)	2022(a)	2021(a)	2020(a)
Per Share Operating Performance:
Net asset value at beginning of period	$36.92	$32.03	$33.40	$36.14	$20.62	$26.43
Net investment income(b)	0.34	0.48	0.47	0.37	0.24	0.30
Net realized and unrealized gain (loss) on investments	3.99	4.91	(1.40)	(2.73)	15.55	(5.71)
Total from investment operations	4.33	5.39	(0.93)	(2.36)	15.79	(5.41)
Distributions to shareholders from:
Net investment income	(0.29)	(0.50)	(0.44)	(0.38)	(0.27)	(0.40)
Net asset value at end of period	$40.96	$36.92	$32.03	$33.40	$36.14	$20.62
Market price at end of period(c)	$40.97	$36.93	$32.01	$33.40	$36.13	$20.63
Net Asset Value Total Return(d)	11.74%	16.92%	(2.77)%	(6.60)%	77.05%	(20.65)%
Market Price Total Return(d)	11.75%	17.05%	(2.83)%	(6.59)%	76.88%	(20.62)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$2,524,554	$2,261,819	$1,928,197	$1,795,293	$1,949,569	$1,437,974
Ratio to average net assets of:
Expenses, after Waivers	0.39%(e)	0.39%	0.39%	0.39%	0.39%	0.39%
Expenses, prior to Waivers	0.40%(e)	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income	1.72%(e)	1.37%	1.43%	1.01%	0.87%	1.20%
Portfolio turnover rate(f)	2%	26%	27%	28%	25%	21%

(a)	Per share amounts have been adjusted to reflect a five-for-one stock split effective after the close of business on July 14, 2023.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

Notes to Financial Statements
Invesco Exchange-Traded Fund Trust
October 31, 2024
(Unaudited)
NOTE 1—Organization
Invesco Exchange-Traded Fund Trust (the “Trust”) was organized as a Massachusetts business trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:
Full Name	Short Name
Invesco Bloomberg MVP Multi-factor ETF (BMVP)	"Bloomberg MVP Multi-factor ETF"
Invesco FTSE RAFI US 1000 ETF (PRF)	"FTSE RAFI US 1000 ETF"
Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)	"FTSE RAFI US 1500 Small-Mid ETF"
Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Shares of Bloomberg MVP Multi-factor ETF and FTSE RAFI US 1000 ETF are listed and traded on NYSE Arca, Inc., and Shares of FTSE RAFI US 1500 Small-Mid ETF are listed and traded on The Nasdaq Stock Market LLC.
The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit”, as set forth in each Fund’s prospectus. Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”), though each Fund reserves the right to issue and redeem Creation Units in exchange for cash. Except when aggregated in Creation Units by authorized participants (“APs”), the Shares are not individually redeemable securities of the Funds.
The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):
Fund	Underlying Index
Bloomberg MVP Multi-factor ETF	Bloomberg MVP Index
FTSE RAFI US 1000 ETF	FTSE RAFITM US 1000 Index
FTSE RAFI US 1500 Small-Mid ETF	FTSE RAFITM US 1500 Mid Small Index
NOTE 2—Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services—Investment Companies.
A.
Security Valuation - Securities, including restricted securities, are valued according to the following policies:
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day NAV per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a

37

demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment ("unreliable"). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price a Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, a Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and

38

accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.
The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of a Fund’s NAV and, accordingly, they reduce a Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.
C.
Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Dividends and Distributions to Shareholders - Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.
E.
Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.
The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses - Bloomberg MVP Multi-factor ETF has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Fund, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust or the Adviser (an "Interested Trustee"), or (iii) any other matters that directly benefit the Adviser).
FTSE RAFI US 1000 ETF and FTSE RAFI US 1500 Small-Mid ETF are responsible for all of their own expenses, including, but not limited to, the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with executions of portfolio transactions, sub-licensing fees related to their respective Underlying Index, any distribution fees or expenses, litigation expenses, fees payable to the Trust’s Board members and officers who are not “interested persons” (as defined in the 1940 Act) of the Trust or the Adviser (the “Independent Trustees”), expenses incurred in connection with the

39

Board members’ services, including travel expenses and legal fees of counsel for the Independent Trustees, and extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser).
Expenses of the Trust that are directly identifiable to a specific Fund, including expenses that are excluded from a Fund’s unitary management fee (if applicable), are applied to that Fund. Expenses of the Trust that are not readily identifiable to a specific Fund, including expenses that are excluded from a Fund’s unitary management fee (if applicable), are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.
To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.
G.
Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income, net on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.
Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, serves as an affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNYM”) also serves as a securities lending agent. To the extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended October 31, 2024, each Fund had affiliated securities lending transactions with Invesco. Fees paid to Invesco for securities lending agent services, which are included in Securities lending income, net on the Statements of Operations, were incurred by each Fund as listed below:
Amount
Bloomberg MVP Multi-factor ETF	$81
FTSE RAFI US 1000 ETF	29,834
FTSE RAFI US 1500 Small-Mid ETF	222,520

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J.
Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Each Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.
Each Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which a Fund invests.
The performance of a Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause a Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that a Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of a Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statements of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
K.
Other Risks
AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Additionally, investments in non-U.S. securities may have lower trading volumes or could experience extended market closures or trading halts. To the extent that a Fund invests in non-U.S. securities, it may face increased risks that APs may not be able to effectively create or redeem Creation Units, or that the Shares may be halted and/or delisted.
Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.
Index Risk. Unlike many investment companies that are "actively managed", each Fund is a "passive" investor and therefore does not utilize an investing strategy that seeks returns in excess of its respective Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. If a specific security is removed from an Underlying Index, its respective Fund may be forced to sell such security at an inopportune time or for a price lower than the security’s current market value.

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An Underlying Index may not contain the appropriate mix of securities for any particular economic cycle. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule. Further, unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the impact of periods of market volatility or market decline. This means that, based on certain market and economic conditions, a Fund’s performance could be lower than other types of funds with investment advisers that actively manage their portfolio assets to take advantage of market opportunities or defend against market events.
Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.
Market Risk. Securities in each Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in an Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises or other events could result in increased premiums or discounts to each Fund’s NAV.
Momentum Investing Risk. For certain Funds, the momentum style of investing is subject to the risk that the securities may be more volatile than the market as a whole, or that the returns on securities that previously have exhibited price momentum are less than returns on other styles of investing. Momentum can turn quickly, and stocks that previously have exhibited high momentum may not experience continued positive momentum. In addition, there may be periods when the momentum style of investing is out of favor and therefore, the investment performance of a Fund may suffer.
Multifactor Investing Risk. For certain Funds, the Underlying Index seeks to emphasize certain factor exposures to securities within the eligible index universe, in accordance with the Underlying Index’s methodology. There is no assurance that targeting exposure to such factors will enhance an Underlying Index’s or a Fund’s performance over time, and targeting exposure to certain factors may detract from performance in some market environments. There is also no guarantee an Underlying Index will achieve the specific factor exposures.
Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.
Non-Diversification Risk. To the extent certain Funds become non-diversified, such Funds can invest a greater portion of their respective assets in securities of individual issuers than can a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase certain Funds’ volatility and cause the performance of a relatively small number of issuers to have a greater impact on such Funds’ performance.
Portfolio Turnover Risk. Certain Funds may engage in frequent trading of their portfolio securities in connection with the rebalancing or adjustment of their respective Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for a Fund. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to a Fund’s shareholders, a Fund will seek to utilize the in-kind creation and redemption mechanism to minimize the realization of capital gains to the extent possible.
Small- and Mid-Capitalization Company Risk. For certain Funds, investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.
Value Investing Risk. For certain Funds, value securities are subject to the risk that the valuations never improve or that the returns on value securities are less than returns on other styles of investing or the overall stock market. Thus, the value of a Fund’s investments will vary and at times may be lower than that of other types of investments.

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NOTE 3—Investment Advisory Agreements and Other Agreements
The Trust has entered into Investment Advisory Agreements with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.
Pursuant to an Investment Advisory Agreement, Bloomberg MVP Multi-factor ETF accrues daily and pays monthly to the Adviser an annual unitary management fee of 0.29% of the Fund’s average daily net assets. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Fund, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser).
Pursuant to another Investment Advisory Agreement, each of FTSE RAFI US 1000 ETF and FTSE RAFI US 1500 Small-Mid ETF accrues daily and pays monthly to the Adviser an annual fee of 0.29% of the Fund’s average daily net assets.
The Trust also has entered into an Amended and Restated Excess Expense Agreement (the “Expense Agreement”) with the Adviser on behalf of FTSE RAFI US 1000 ETF and the FTSE RAFI US 1500 Small-Mid ETF, pursuant to which the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses (excluding interest expenses, brokerage commissions and other trading expenses, offering costs, taxes, acquired fund fees and expenses, if any, and extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser)) of each such Fund from exceeding 0.39% of the Fund’s average daily net assets per year (the “Expense Cap”), through at least August 31, 2026. Unless the Adviser continues the Expense Agreement, it will terminate on August 31, 2026. During its term, the Expense Agreement cannot be terminated or amended to increase a Fund’s Expense Cap without approval of the Board of Trustees.
Further, through at least August 31, 2026, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. This waiver does not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date. This waiver is not subject to recapture by the Adviser.
For the six months ended October 31, 2024, the Adviser waived fees and/or paid Fund expenses for each Fund in the following amounts:
Bloomberg MVP Multi-factor ETF	$19
FTSE RAFI US 1000 ETF	89,499
FTSE RAFI US 1500 Small-Mid ETF	75,498
For FTSE RAFI US 1000 ETF and FTSE RAFI US 1500 Small-Mid ETF, the fees waived and/or expenses borne by the Adviser pursuant to the Expense Cap are subject to recapture by the Adviser for up to three years from the date the fees were waived or the expenses were incurred, but no recapture payment will be made by the Funds if it would result in the Funds exceeding (i) the Expense Cap or (ii) the expense cap in effect at the time the fees and/or expenses subject to recapture were waived and/or borne by the Adviser.
For the following Funds, the amounts available for potential future recapture by the Adviser under the Expense Agreement and the expiration schedule as of October 31, 2024 are as follows:
	Total Potential Recapture Amounts	Potential Recapture Amounts Expiring
		4/30/25	4/30/26	4/30/27	10/31/27
FTSE RAFI US 1000 ETF	$511,640	$17,215	$211,376	$195,975	$87,074
FTSE RAFI US 1500 Small-Mid ETF	507,930	63,792	213,285	156,479	74,374
The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.
The Adviser has entered into a licensing agreement on behalf of each Fund with the following entities (each, a “Licensor”):
Fund	Licensor
Bloomberg MVP Multi-factor ETF	Bloomberg Index Services Limited
FTSE RAFI US 1000 ETF	FTSE International Limited and Research Affiliates LLC
FTSE RAFI US 1500 Small-Mid ETF	FTSE International Limited and Research Affiliates LLC

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Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are required to pay the sub-licensing fees that are shown on the Statements of Operations. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.
The Trust has entered into service agreements whereby BNYM, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.
For the six months ended October 31, 2024, the following Funds incurred brokerage commissions with Invesco Capital Markets, Inc. ("ICMI"), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Funds, as listed below:
FTSE RAFI US 1000 ETF	$8,090
FTSE RAFI US 1500 Small-Mid ETF	28,276
Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.
NOTE 4—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of October 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Bloomberg MVP Multi-factor ETF
Investments in Securities
Common Stocks & Other Equity Interests	$104,416,704	$-	$-	$104,416,704
Money Market Funds	32,471	1,960,518	-	1,992,989
Total Investments	$104,449,175	$1,960,518	$-	$106,409,693
FTSE RAFI US 1000 ETF
Investments in Securities
Common Stocks & Other Equity Interests	$7,317,006,261	$-	$0	$7,317,006,261
Money Market Funds	4,196,440	268,146,549	-	272,342,989
Total Investments	$7,321,202,701	$268,146,549	$0	$7,589,349,250
FTSE RAFI US 1500 Small-Mid ETF
Investments in Securities
Common Stocks & Other Equity Interests	$2,521,261,343	$746,589	$633,133	$2,522,641,065
Money Market Funds	2,776,330	632,098,351	-	634,874,681
Total Investments	$2,524,037,673	$632,844,940	$633,133	$3,157,515,746

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NOTE 5—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.
Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Funds had capital loss carryforwards as of April 30, 2024, as follows:
	No expiration
	Short-Term	Long-Term	Total*
Bloomberg MVP Multi-factor ETF	$169,939,294	$307,027	$170,246,321
FTSE RAFI US 1000 ETF	33,967,682	349,339,185	383,306,867
FTSE RAFI US 1500 Small-Mid ETF	89,014,584	346,714,226	435,728,810

*
Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 6—Investment Transactions
For the six months ended October 31, 2024, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:
	Purchases	Sales
Bloomberg MVP Multi-factor ETF	$70,815,558	$71,338,685
FTSE RAFI US 1000 ETF	53,124,992	55,573,093
FTSE RAFI US 1500 Small-Mid ETF	61,670,992	57,615,540
For the six months ended October 31, 2024, in-kind transactions associated with creations and redemptions were as follows:
	In-kind Purchases	In-kind Sales
Bloomberg MVP Multi-factor ETF	$30,411,046	$32,724,859
FTSE RAFI US 1000 ETF	120,638,424	235,991,380
FTSE RAFI US 1500 Small-Mid ETF	45,631,622	31,333,428
Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.
As of October 31, 2024, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation	Cost
Bloomberg MVP Multi-factor ETF	$13,123,660	$(1,928,425)	$11,195,235	$95,214,458
FTSE RAFI US 1000 ETF	2,106,289,624	(411,008,780)	1,695,280,844	5,894,068,406
FTSE RAFI US 1500 Small-Mid ETF	528,226,159	(431,803,583)	96,422,576	3,061,093,170
NOTE 7—Trustees’ and Officer’s Fees
Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees and an Officer of the Trust. The Adviser, as a result of the unitary management fee, pays for such compensation for Bloomberg MVP Multi-factor ETF. Interested Trustees do not receive any Trustees’ fees.
The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

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NOTE 8—Capital
Shares are issued and redeemed by each Fund only in Creation Units as discussed in Note 1. Only APs are permitted to purchase or redeem Creation Units from the Funds.
To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.
Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.
Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.
NOTE 9—Subsequent Event
At a meeting held on December 13, 2024, the Board of Trustees approved changes to the name, investment objective, underlying index and principal investment strategy for the Funds listed in the table below. The investment objective of each Fund will change to track the investment results (before fees and expenses) of the New Underlying Index, and each Fund’s principal investment strategy will change to generally invest at least 90% of its total assets in the components of its respective New Underlying Index.
These changes will be effective on March 24, 2025.
Current Fund Name	Current Underlying Index	New Fund Name	New Underlying Index
Invesco FTSE RAFI US 1000 ETF	FTSE RAFITM US 1000 Index	Invesco RAFI US 1000 ETF	RAFITM Fundamental Select US 1000 Index
Invesco FTSE RAFI US 1500 Small-Mid ETF	FTSE RAFITM US 1500 Mid Small Index	Invesco RAFI US 1500 Small-Mid ETF	RAFITM Fundamental Select US 1500 Index

46

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.

47

©2024 Invesco Capital Management LLC
3500 Lacey Road, Suite 700
Downers Grove, IL 60515
P-BM-NCSRS
invesco.com/ETFs

Invesco Semi-Annual Financial Statements and Other Information
October 31, 2024
PWB	Invesco Large Cap Growth ETF
PWV	Invesco Large Cap Value ETF
EQWL	Invesco S&P 100 Equal Weight ETF
SPGP	Invesco S&P 500 GARP ETF
SPVM	Invesco S&P 500 Value with Momentum ETF
XMMO	Invesco S&P MidCap Momentum ETF
XMHQ	Invesco S&P MidCap Quality ETF
XMVM	Invesco S&P MidCap Value with Momentum ETF
XSMO	Invesco S&P SmallCap Momentum ETF
XSVM	Invesco S&P SmallCap Value with Momentum ETF
CZA	Invesco Zacks Mid-Cap ETF
CVY	Invesco Zacks Multi-Asset Income ETF

2

Invesco Large Cap Growth ETF (PWB)
October 31, 2024
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.01%
Communication Services-15.45%
Alphabet, Inc., Class A	182,170	$31,171,109
Meta Platforms, Inc., Class A	57,793	32,802,151
Netflix, Inc.(b)	43,118	32,598,502
Spotify Technology S.A. (Sweden)(b)	37,875	14,585,662
T-Mobile US, Inc.	147,034	32,812,107
		143,969,531
Consumer Discretionary-7.99%
Amazon.com, Inc.(b)	173,291	32,301,442
Booking Holdings, Inc.	3,310	15,478,388
Hilton Worldwide Holdings, Inc.	58,887	13,829,612
MercadoLibre, Inc. (Brazil)(b)	6,313	12,860,717
		74,470,159
Consumer Staples-4.32%
Colgate-Palmolive Co.	121,387	11,375,176
Costco Wholesale Corp.	33,007	28,854,059
		40,229,235
Financials-16.63%
Allstate Corp. (The)	69,448	12,953,441
American Express Co.	50,508	13,641,201
KKR & Co., Inc., Class A	105,052	14,522,389
Mastercard, Inc., Class A	63,158	31,553,105
Moody’s Corp.	26,555	12,057,032
NU Holdings Ltd., Class A (Brazil)(b)	874,630	13,198,167
Progressive Corp. (The)	52,370	12,717,007
S&P Global, Inc.	25,440	12,220,358
Visa, Inc., Class A	110,816	32,120,018
		154,982,718
Health Care-4.25%
Boston Scientific Corp.(b)	161,057	13,532,009
Eli Lilly and Co.	31,431	26,079,558
		39,611,567
Industrials-15.97%
Cintas Corp.	64,364	13,246,755
Eaton Corp. PLC	43,432	14,401,182
General Dynamics Corp.	44,304	12,919,489
Howmet Aerospace, Inc.	132,618	13,224,667
Ingersoll Rand, Inc.	141,863	13,618,848
Quanta Services, Inc.	47,557	14,344,618
Republic Services, Inc.	62,119	12,299,562
Trane Technologies PLC	36,466	13,498,255
TransDigm Group, Inc.	10,219	13,308,204
W.W. Grainger, Inc.(c)	13,292	14,743,885
Waste Management, Inc.(c)	61,459	13,265,925
		148,871,390
Information Technology-30.76%
Adobe, Inc.(b)	52,833	25,258,401
	Shares	Value
Information Technology-(continued)
Amphenol Corp., Class A	193,279	$12,953,559
Apple, Inc.	131,635	29,737,663
Applied Materials, Inc.	65,677	11,925,630
Arista Networks, Inc.(b)	37,202	14,376,341
Fair Isaac Corp.(b)	7,497	14,942,346
Fortinet, Inc.(b)(c)	169,318	13,318,554
KLA Corp.	15,817	10,537,760
Microsoft Corp.	72,490	29,456,311
Monolithic Power Systems, Inc.	13,601	10,327,239
Motorola Solutions, Inc.	29,739	13,363,220
NVIDIA Corp.	233,828	31,043,005
Oracle Corp.	216,637	36,360,354
Salesforce, Inc.	113,550	33,085,063
		286,685,446
Materials-2.79%
Ecolab, Inc.	51,705	12,705,470
Southern Copper Corp. (Mexico)	121,683	13,330,371
		26,035,841
Utilities-1.85%
Constellation Energy Corp.	65,552	17,237,554
Total Common Stocks & Other Equity Interests (Cost $702,091,108)		932,093,441
Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 4.77%(d)(e) (Cost $402,035)	402,035	402,035
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.05% (Cost $702,493,143)		932,495,476
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.85%
Invesco Private Government Fund, 4.84%(d)(e)(f)	7,387,815	7,387,815
Invesco Private Prime Fund, 4.99%(d)(e)(f)	19,110,005	19,115,738
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $26,503,553)		26,503,553
TOTAL INVESTMENTS IN SECURITIES-102.90% (Cost $728,996,696)		958,999,029
OTHER ASSETS LESS LIABILITIES-(2.90)%		(27,025,653)
NET ASSETS-100.00%		$931,973,376
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco Large Cap Growth ETF (PWB)—(continued)
October 31, 2024
(Unaudited)
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2024.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2024.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$471,270	$4,303,163	$(4,372,398)	$-	$-	$402,035	$9,048
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	7,632,833	122,189,883	(122,434,901)	-	-	7,387,815	136,829 *
Invesco Private Prime Fund	19,628,040	248,372,140	(248,882,216)	940	(3,166)	19,115,738	358,937 *
Total	$27,732,143	$374,865,186	$(375,689,515)	$940	$(3,166)	$26,905,588	$504,814

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco Large Cap Value ETF (PWV)
October 31, 2024
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.83%
Communication Services-4.98%
AT&T, Inc.	706,752	$15,930,190
Verizon Communications, Inc.	783,472	33,007,675
		48,937,865
Consumer Discretionary-4.05%
D.R. Horton, Inc.	74,051	12,514,619
General Motors Co.	281,985	14,313,559
Lennar Corp., Class A	76,154	12,969,026
		39,797,204
Consumer Staples-9.04%
Coca-Cola Co. (The)	453,213	29,599,341
Kimberly-Clark Corp.	96,751	12,982,049
Kroger Co. (The)	263,425	14,691,212
Procter & Gamble Co. (The)	191,911	31,699,859
		88,972,461
Energy-17.84%
Cheniere Energy, Inc.	75,399	14,429,861
Chevron Corp.	221,021	32,892,345
Energy Transfer L.P.	872,890	14,385,227
EOG Resources, Inc.	108,023	13,174,485
Exxon Mobil Corp.	275,903	32,219,952
Kinder Morgan, Inc.	649,260	15,913,362
Marathon Petroleum Corp.	81,746	11,891,591
ONEOK, Inc.	157,028	15,212,873
Phillips 66	103,345	12,589,488
Valero Energy Corp.	98,543	12,786,940
		175,496,124
Financials-27.33%
Aflac, Inc.	128,935	13,511,099
American International Group, Inc.	186,588	14,158,297
Bank of America Corp.	818,590	34,233,434
Bank of New York Mellon Corp. (The)	206,632	15,571,788
Berkshire Hathaway, Inc., Class B(b)	70,512	31,795,271
Capital One Financial Corp.	97,538	15,878,211
Chubb Ltd.	50,098	14,149,679
JPMorgan Chase & Co.	147,507	32,734,753
MetLife, Inc.	185,119	14,517,032
Morgan Stanley	136,047	15,815,464
PNC Financial Services Group, Inc. (The)	77,520	14,594,690
Prudential Financial, Inc.	117,774	14,424,960
Wells Fargo & Co.	577,176	37,470,266
		268,854,944
Health Care-16.64%
Abbott Laboratories	287,175	32,557,030
AbbVie, Inc.	165,776	33,796,753
Amgen, Inc.	99,119	31,733,939
Centene Corp.(b)	178,047	11,085,206
	Shares	Value
Health Care-(continued)
Cigna Group (The)	39,243	$12,354,089
Elevance Health, Inc.	25,322	10,274,655
Johnson & Johnson	199,326	31,864,254
		163,665,926
Industrials-10.40%
Caterpillar, Inc.(c)	39,553	14,879,839
Cummins, Inc.	45,329	14,912,335
Johnson Controls International PLC	194,368	14,684,502
L3Harris Technologies, Inc.(c)	60,364	14,938,279
Lockheed Martin Corp.	24,781	13,531,665
RTX Corp.	116,224	14,061,942
United Rentals, Inc.	18,858	15,327,782
		102,336,344
Information Technology-9.55%
Dell Technologies, Inc., Class C	124,152	15,348,912
International Business Machines Corp.	163,397	33,777,428
TE Connectivity PLC (Switzerland)	91,445	13,480,822
Texas Instruments, Inc.	154,160	31,319,145
		93,926,307
Total Common Stocks & Other Equity Interests (Cost $862,982,392)		981,987,175
Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 4.77%(d)(e) (Cost $277,946)	277,946	277,946
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.86% (Cost $863,260,338)		982,265,121
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.97%
Invesco Private Government Fund, 4.84%(d)(e)(f)	5,361,124	5,361,124
Invesco Private Prime Fund, 4.99%(d)(e)(f)	13,974,982	13,979,174
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $19,340,299)		19,340,298
TOTAL INVESTMENTS IN SECURITIES-101.83% (Cost $882,600,637)		1,001,605,419
OTHER ASSETS LESS LIABILITIES-(1.83)%		(17,954,379)
NET ASSETS-100.00%		$983,651,040
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco Large Cap Value ETF (PWV)—(continued)
October 31, 2024
(Unaudited)
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2024.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2024.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$342,537	$16,900,179	$(16,964,770)	$-	$-	$277,946	$14,302
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,875,620	36,272,405	(33,786,901)	-	-	5,361,124	57,008 *
Invesco Private Prime Fund	7,391,824	94,498,114	(87,911,832)	732	336	13,979,174	152,948 *
Total	$10,609,981	$147,670,698	$(138,663,503)	$732	$336	$19,618,244	$224,258

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco S&P 100 Equal Weight ETF (EQWL)
October 31, 2024
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.90%
Communication Services-9.30%
Alphabet, Inc., Class A	30,179	$5,163,929
Alphabet, Inc., Class C	24,688	4,263,371
AT&T, Inc.	400,376	9,024,475
Charter Communications, Inc., Class A(b)(c)	25,445	8,336,036
Comcast Corp., Class A	219,050	9,565,914
Meta Platforms, Inc., Class A	16,514	9,373,016
Netflix, Inc.(b)	12,481	9,436,010
T-Mobile US, Inc.	42,702	9,529,378
Verizon Communications, Inc.	194,966	8,213,918
Walt Disney Co. (The)	95,670	9,203,454
		82,109,501
Consumer Discretionary-10.17%
Amazon.com, Inc.(b)	46,421	8,652,874
Booking Holdings, Inc.	2,238	10,465,448
Ford Motor Co.	810,474	8,339,778
General Motors Co.(c)	187,095	9,496,942
Home Depot, Inc. (The)	22,782	8,970,413
Lowe’s Cos., Inc.	33,918	8,880,750
McDonald’s Corp.	29,246	8,543,049
NIKE, Inc., Class B(c)	109,639	8,456,456
Starbucks Corp.	87,883	8,586,169
Tesla, Inc.(b)	37,598	9,393,860
		89,785,739
Consumer Staples-10.39%
Altria Group, Inc.	163,570	8,908,022
Coca-Cola Co. (The)	121,352	7,925,499
Colgate-Palmolive Co.	81,919	7,676,629
Costco Wholesale Corp.	9,467	8,275,862
Kraft Heinz Co. (The)	243,420	8,144,833
Mondelez International, Inc., Class A	115,081	7,880,747
PepsiCo, Inc.	48,832	8,110,019
Philip Morris International, Inc.	68,940	9,148,338
Procter & Gamble Co. (The)	49,748	8,217,375
Target Corp.	57,249	8,589,640
Walmart, Inc.	107,513	8,810,690
		91,687,654
Energy-3.11%
Chevron Corp.	61,622	9,170,586
ConocoPhillips	83,682	9,166,526
Exxon Mobil Corp.	77,969	9,105,220
		27,442,332
Financials-19.29%
American Express Co.	33,583	9,070,097
American International Group, Inc.	118,474	8,989,807
Bank of America Corp.	224,161	9,374,413
Bank of New York Mellon Corp. (The)	126,099	9,502,821
Berkshire Hathaway, Inc., Class B(b)	19,428	8,760,474
Blackrock, Inc.	9,814	9,627,828
Capital One Financial Corp.	62,362	10,151,910
Charles Schwab Corp. (The)	139,429	9,875,756
Citigroup, Inc.	150,238	9,640,772
Goldman Sachs Group, Inc. (The)	18,101	9,372,517
JPMorgan Chase & Co.	42,418	9,413,403
Mastercard, Inc., Class A	17,545	8,765,306
	Shares	Value
Financials-(continued)
MetLife, Inc.	113,722	$8,918,079
Morgan Stanley	88,144	10,246,740
PayPal Holdings, Inc.(b)	123,573	9,799,339
U.S. Bancorp	194,132	9,378,517
Visa, Inc., Class A	30,173	8,745,644
Wells Fargo & Co.	164,155	10,656,943
		170,290,366
Health Care-13.36%
Abbott Laboratories	74,457	8,441,190
AbbVie, Inc.	44,584	9,089,340
Amgen, Inc.	26,061	8,343,690
Bristol-Myers Squibb Co.	176,347	9,834,872
CVS Health Corp.	149,429	8,436,761
Danaher Corp.	31,564	7,754,012
Eli Lilly and Co.	9,395	7,795,407
Gilead Sciences, Inc.	104,591	9,289,773
Johnson & Johnson	52,324	8,364,515
Medtronic PLC	96,280	8,592,990
Merck & Co., Inc.	74,773	7,650,773
Pfizer, Inc.	296,021	8,377,394
Thermo Fisher Scientific, Inc.	14,224	7,770,856
UnitedHealth Group, Inc.	14,595	8,238,878
		117,980,451
Industrials-12.70%
3M Co.	65,063	8,358,644
Boeing Co. (The)(b)	55,294	8,255,947
Caterpillar, Inc.(c)	25,099	9,442,244
Deere & Co.	21,931	8,875,256
Emerson Electric Co.	84,935	9,195,912
FedEx Corp.	30,267	8,288,618
General Dynamics Corp.	28,446	8,295,138
General Electric Co.	48,602	8,348,852
Honeywell International, Inc.	42,450	8,731,116
Lockheed Martin Corp.	15,274	8,340,368
RTX Corp.	72,754	8,802,506
Union Pacific Corp.	34,776	8,070,466
United Parcel Service, Inc., Class B	68,062	9,124,392
		112,129,459
Information Technology-14.88%
Accenture PLC, Class A (Ireland)	24,820	8,558,432
Adobe, Inc.(b)	16,170	7,730,554
Advanced Micro Devices, Inc.(b)	56,847	8,189,947
Apple, Inc.	38,952	8,799,646
Broadcom, Inc.	51,630	8,765,225
Cisco Systems, Inc.	173,954	9,527,461
Intel Corp.	440,666	9,483,132
International Business Machines Corp.	40,304	8,331,643
Intuit, Inc.	13,204	8,058,401
Microsoft Corp.	20,109	8,171,292
NVIDIA Corp.	72,765	9,660,282
Oracle Corp.	53,505	8,980,279
QUALCOMM, Inc.	51,619	8,402,025
Salesforce, Inc.	34,020	9,912,408
Texas Instruments, Inc.	43,344	8,805,767
		131,376,494
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco S&P 100 Equal Weight ETF (EQWL)—(continued)
October 31, 2024
(Unaudited)
	Shares	Value
Materials-1.93%
Dow, Inc.	172,770	$8,531,383
Linde PLC	18,550	8,461,582
		16,992,965
Real Estate-1.89%
American Tower Corp.	36,341	7,760,257
Simon Property Group, Inc.	52,837	8,935,794
		16,696,051
Utilities-2.88%
Duke Energy Corp.	73,854	8,513,150
NextEra Energy, Inc.	102,364	8,112,347
Southern Co. (The)	96,830	8,814,435
		25,439,932
Total Common Stocks & Other Equity Interests (Cost $777,046,251)		881,930,944
Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 4.77%(d)(e) (Cost $153,752)	153,752	153,752
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.92% (Cost $777,200,003)		882,084,696
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.47%
Invesco Private Government Fund, 4.84%(d)(e)(f)	3,561,561	$3,561,561
Invesco Private Prime Fund, 4.99%(d)(e)(f)	9,440,555	9,443,387
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $13,004,948)		13,004,948
TOTAL INVESTMENTS IN SECURITIES-101.39% (Cost $790,204,951)		895,089,644
OTHER ASSETS LESS LIABILITIES-(1.39)%		(12,231,787)
NET ASSETS-100.00%		$882,857,857

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2024.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2024.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$7,286,800	$(7,133,048)	$-	$-	$153,752	$9,996
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	4,551,231	55,302,688	(56,292,358)	-	-	3,561,561	64,136 *
Invesco Private Prime Fund	11,704,960	121,561,401	(123,822,696)	225	(503)	9,443,387	172,452 *
Total	$16,256,191	$184,150,889	$(187,248,102)	$225	$(503)	$13,158,700	$246,584

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco S&P 500 GARP ETF (SPGP)
October 31, 2024
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Communication Services-2.14%
Alphabet, Inc., Class C	250,902	$43,328,266
Meta Platforms, Inc., Class A	77,841	44,180,995
		87,509,261
Consumer Discretionary-13.92%
D.R. Horton, Inc.	331,815	56,076,735
Deckers Outdoor Corp.(b)	267,999	43,118,359
Genuine Parts Co.	444,704	51,007,549
Lennar Corp., Class A	249,340	42,462,602
lululemon athletica, inc.(b)	197,756	58,911,512
PulteGroup, Inc.	391,480	50,708,404
Ross Stores, Inc.	510,389	71,311,551
Tapestry, Inc.	1,025,990	48,683,226
TJX Cos., Inc. (The)	705,927	79,790,929
Ulta Beauty, Inc.(b)	184,341	68,018,142
		570,089,009
Consumer Staples-2.85%
Archer-Daniels-Midland Co.	576,870	31,848,993
Lamb Weston Holdings, Inc.	404,815	31,450,077
Sysco Corp.	712,587	53,408,396
		116,707,466
Energy-22.39%
APA Corp.(c)	2,117,803	49,980,151
Chevron Corp.(c)	429,742	63,954,205
ConocoPhillips	739,317	80,984,784
Coterra Energy, Inc.	2,281,733	54,579,054
Devon Energy Corp.	1,046,196	40,466,861
Diamondback Energy, Inc.	354,844	62,725,774
EOG Resources, Inc.	737,509	89,946,598
Exxon Mobil Corp.	515,563	60,207,447
Halliburton Co.	1,167,115	32,375,770
Marathon Oil Corp.	2,722,239	75,406,020
Marathon Petroleum Corp.	496,262	72,191,233
Occidental Petroleum Corp.(c)	668,355	33,491,269
ONEOK, Inc.	665,481	64,471,799
Phillips 66	477,505	58,169,659
Valero Energy Corp.(c)	604,146	78,393,985
		917,344,609
Financials-13.97%
Ameriprise Financial, Inc.	85,562	43,662,289
Arch Capital Group Ltd.(b)	496,700	48,954,752
Berkshire Hathaway, Inc., Class B(b)	100,854	45,477,086
Capital One Financial Corp.	318,750	51,889,312
Chubb Ltd.	142,749	40,318,027
Discover Financial Services	450,379	66,849,755
Everest Group Ltd.	115,915	41,220,533
Loews Corp.	586,951	46,345,651
Mastercard, Inc., Class A	95,603	47,762,303
Synchrony Financial	1,077,484	59,412,468
Visa, Inc., Class A	128,118	37,135,002
W.R. Berkley Corp.	752,905	43,043,579
		572,070,757
Health Care-3.06%
Incyte Corp.(b)	604,249	44,786,936
	Shares	Value
Health Care-(continued)
Molina Healthcare, Inc.(b)	144,500	$46,416,290
Vertex Pharmaceuticals, Inc.(b)	72,158	34,345,765
		125,548,991
Industrials-15.57%
Builders FirstSource, Inc.(b)	361,854	62,021,776
Caterpillar, Inc.(c)	147,230	55,387,926
Copart, Inc.(b)	751,831	38,696,741
Deere & Co.	146,397	59,245,402
Delta Air Lines, Inc.	1,556,380	89,056,064
Old Dominion Freight Line, Inc.(c)	209,857	42,248,411
PACCAR, Inc.	495,372	51,657,392
Paycom Software, Inc.(c)	368,656	77,060,164
United Airlines Holdings, Inc.(b)	1,490,544	116,649,973
W.W. Grainger, Inc.	41,268	45,775,704
		637,799,553
Information Technology-17.99%
Apple, Inc.	163,861	37,017,839
Applied Materials, Inc.	172,497	31,322,005
Arista Networks, Inc.(b)	226,026	87,345,487
Gartner, Inc.(b)	105,224	52,875,060
Hewlett Packard Enterprise Co.(c)	1,664,735	32,445,685
Jabil, Inc.	530,654	65,318,201
KLA Corp.	68,691	45,764,005
Lam Research Corp.	457,860	34,041,891
Microchip Technology, Inc.(c)	423,348	31,061,043
NVIDIA Corp.	741,485	98,439,549
NXP Semiconductors N.V. (China)	254,041	59,572,614
ON Semiconductor Corp.(b)	699,729	49,323,897
Palo Alto Networks, Inc.(b)(c)	171,310	61,728,132
TE Connectivity PLC (Switzerland)	345,150	50,882,013
		737,137,421
Materials-8.06%
Celanese Corp.(c)	330,073	41,579,296
CF Industries Holdings, Inc.	743,652	61,150,504
Martin Marietta Materials, Inc.	60,624	35,910,020
Mosaic Co. (The)	1,594,738	42,675,189
Nucor Corp.(c)	459,539	65,181,012
Steel Dynamics, Inc.	641,122	83,666,421
		330,162,442
Total Common Stocks & Other Equity Interests (Cost $3,794,712,758)		4,094,369,509
Money Market Funds-0.05%
Invesco Government & Agency Portfolio, Institutional Class, 4.77%(d)(e) (Cost $2,259,781)	2,259,781	2,259,781
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.00% (Cost $3,796,972,539)		4,096,629,290
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco S&P 500 GARP ETF (SPGP)—(continued)
October 31, 2024
(Unaudited)
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.61%
Invesco Private Government Fund, 4.84%(d)(e)(f)	29,558,098	$29,558,098
Invesco Private Prime Fund, 4.99%(d)(e)(f)	77,188,841	77,211,998
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $106,770,096)		106,770,096
TOTAL INVESTMENTS IN SECURITIES-102.61% (Cost $3,903,742,635)		4,203,399,386
OTHER ASSETS LESS LIABILITIES-(2.61)%		(107,079,688)
NET ASSETS-100.00%		$4,096,319,698

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2024.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2024.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$816,383	$51,768,214	$(50,324,816)	$-	$-	$2,259,781	$89,021
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	90,700,379	444,841,959	(505,984,240)	-	-	29,558,098	815,027 *
Invesco Private Prime Fund	204,571,930	999,193,829	(1,126,552,484)	20,436	(21,713)	77,211,998	2,189,096 *
Total	$296,088,692	$1,495,804,002	$(1,682,861,540)	$20,436	$(21,713)	$109,029,877	$3,093,144

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco S&P 500 Value with Momentum ETF (SPVM)
October 31, 2024
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.89%
Communication Services-1.77%
Omnicom Group, Inc.(b)	3,183	$321,483
Verizon Communications, Inc.	8,463	356,546
		678,029
Consumer Discretionary-9.32%
Best Buy Co., Inc.	4,954	447,990
Carnival Corp.(c)	14,456	318,032
D.R. Horton, Inc.	2,734	462,046
eBay, Inc.	4,996	287,320
General Motors Co.	16,809	853,225
Lennar Corp., Class A	2,595	441,928
Norwegian Cruise Line Holdings Ltd.(c)	12,937	327,824
PulteGroup, Inc.	3,317	429,651
		3,568,016
Consumer Staples-3.67%
Bunge Global S.A.	6,812	572,344
Kroger Co. (The)	9,827	548,052
Walmart, Inc.	3,465	283,957
		1,404,353
Energy-12.71%
Baker Hughes Co., Class A	9,065	345,195
ConocoPhillips	2,407	263,663
Coterra Energy, Inc.	10,172	243,314
Diamondback Energy, Inc.	1,589	280,888
EOG Resources, Inc.	2,691	328,194
EQT Corp.	7,088	258,996
Exxon Mobil Corp.	2,830	330,487
Halliburton Co.	8,501	235,818
Kinder Morgan, Inc.	15,546	381,032
Marathon Oil Corp.	12,932	358,216
Marathon Petroleum Corp.	3,327	483,979
ONEOK, Inc.	2,755	266,904
Phillips 66	4,190	510,426
Valero Energy Corp.	4,459	578,600
		4,865,712
Financials-34.84%
Aflac, Inc.	3,897	408,367
Allstate Corp. (The)	1,749	326,223
American International Group, Inc.	6,187	469,470
Arch Capital Group Ltd.(c)	4,027	396,901
Assurant, Inc.	2,534	485,768
Bank of America Corp.	9,432	394,446
Bank of New York Mellon Corp. (The)	6,190	466,478
Berkshire Hathaway, Inc., Class B(c)	869	391,850
Capital One Financial Corp.	3,527	574,160
Chubb Ltd.	1,297	366,324
Cincinnati Financial Corp.	4,235	596,415
Citigroup, Inc.	6,844	439,180
Fifth Third Bancorp	9,796	427,889
Goldman Sachs Group, Inc. (The)	667	345,366
Hartford Financial Services Group, Inc. (The)	3,722	411,058
Huntington Bancshares, Inc.	31,504	491,147
JPMorgan Chase & Co.	1,606	356,404
KeyCorp(b)	26,367	454,831
Loews Corp.	6,813	537,955
	Shares	Value
Financials-(continued)
M&T Bank Corp.	3,281	$638,745
MetLife, Inc.	4,955	388,571
PNC Financial Services Group, Inc. (The)	2,301	433,209
Prudential Financial, Inc.	3,455	423,168
Raymond James Financial, Inc.	2,332	345,649
State Street Corp.	5,914	548,819
Synchrony Financial	11,409	629,092
Travelers Cos., Inc. (The)	1,605	394,734
U.S. Bancorp	9,430	455,563
W.R. Berkley Corp.	5,377	307,403
Wells Fargo & Co.	6,600	428,472
		13,333,657
Health Care-9.45%
Cardinal Health, Inc.	3,248	352,473
Cencora, Inc.	1,677	382,490
Cigna Group (The)	1,165	366,754
DaVita, Inc.(b)(c)	1,566	218,943
Elevance Health, Inc.	595	241,427
Labcorp Holdings, Inc.	1,186	270,728
McKesson Corp.	635	317,875
Molina Healthcare, Inc.(c)	1,246	400,240
Quest Diagnostics, Inc.	1,827	282,874
Universal Health Services, Inc., Class B	1,921	392,480
Viatris, Inc.	33,654	390,386
		3,616,670
Industrials-9.61%
Builders FirstSource, Inc.(c)	1,915	328,231
Cummins, Inc.	850	279,633
Delta Air Lines, Inc.	10,629	608,191
Emerson Electric Co.	3,235	350,254
FedEx Corp.	1,548	423,920
Huntington Ingalls Industries, Inc.	1,476	273,001
Jacobs Solutions, Inc.	1,842	258,948
PACCAR, Inc.	2,908	303,246
Snap-on, Inc.	934	308,342
Stanley Black & Decker, Inc.	3,022	280,865
Textron, Inc.	3,272	263,134
		3,677,765
Information Technology-4.45%
Cognizant Technology Solutions Corp., Class A	4,169	310,966
Hewlett Packard Enterprise Co.(b)	25,150	490,174
Jabil, Inc.	3,857	474,758
Skyworks Solutions, Inc.	2,293	200,821
TE Connectivity PLC (Switzerland)	1,546	227,911
		1,704,630
Materials-8.21%
Ball Corp.	5,932	351,471
Celanese Corp.(b)	2,801	352,842
Dow, Inc.	4,843	239,147
Eastman Chemical Co.	3,269	343,539
International Paper Co.	5,932	329,463
LyondellBasell Industries N.V., Class A	3,741	324,906
Nucor Corp.	2,653	376,302
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco S&P 500 Value with Momentum ETF (SPVM)—(continued)
October 31, 2024
(Unaudited)
	Shares	Value
Materials-(continued)
Smurfit WestRock PLC	7,436	$382,954
Steel Dynamics, Inc.	3,400	443,700
		3,144,324
Real Estate-2.44%
BXP, Inc.(b)	3,491	281,235
CBRE Group, Inc., Class A(c)	2,997	392,517
Host Hotels & Resorts, Inc.(b)	15,001	258,617
		932,369
Utilities-3.42%
Atmos Energy Corp.	2,490	345,562
Duke Energy Corp.	2,421	279,069
NRG Energy, Inc.	4,742	428,677
Public Service Enterprise Group, Inc.	2,843	254,192
		1,307,500
Total Common Stocks & Other Equity Interests (Cost $33,384,957)		38,233,025
Money Market Funds-0.21%
Invesco Government & Agency Portfolio, Institutional Class, 4.77%(d)(e) (Cost $80,579)	80,579	80,579
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.10% (Cost $33,465,536)		38,313,604
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.55%
Invesco Private Government Fund, 4.84%(d)(e)(f)	481,115	$481,115
Invesco Private Prime Fund, 4.99%(d)(e)(f)	1,259,733	1,260,111
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,741,226)		1,741,226
TOTAL INVESTMENTS IN SECURITIES-104.65% (Cost $35,206,762)		40,054,830
OTHER ASSETS LESS LIABILITIES-(4.65)%		(1,778,301)
NET ASSETS-100.00%		$38,276,529

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at October 31, 2024.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2024.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$80,646	$714,261	$(714,328)	$-	$-	$80,579	$2,334
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,035,749	15,580,805	(17,135,439)	-	-	481,115	32,691 *
Invesco Private Prime Fund	5,584,893	28,027,206	(32,352,428)	525	(85)	1,260,111	87,814 *
Total	$7,701,288	$44,322,272	$(50,202,195)	$525	$(85)	$1,821,805	$122,839

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco S&P MidCap Momentum ETF (XMMO)
October 31, 2024
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Communication Services-0.90%
New York Times Co. (The), Class A	426,012	$23,788,510
Consumer Discretionary-17.64%
Abercrombie & Fitch Co., Class A(b)(c)	290,269	38,254,552
Gap, Inc. (The)(c)	835,069	17,344,383
Grand Canyon Education, Inc.(b)	89,627	12,288,758
H&R Block, Inc.(c)	664,674	39,700,978
KB Home	217,980	17,111,430
Light & Wonder, Inc.(b)	274,199	25,714,382
Murphy USA, Inc.	85,107	41,570,514
Texas Roadhouse, Inc.	285,653	54,594,001
Toll Brothers, Inc.	380,538	55,725,985
TopBuild Corp.(b)	98,724	34,887,087
Williams-Sonoma, Inc.(c)	607,869	81,533,469
Wingstop, Inc.	166,408	47,873,918
		466,599,457
Consumer Staples-7.38%
BellRing Brands, Inc.(b)	353,507	23,271,366
Casey’s General Stores, Inc.	121,879	48,022,764
Coca-Cola Consolidated, Inc.	24,459	27,498,275
Pilgrim’s Pride Corp.(b)(c)	195,986	9,493,562
Post Holdings, Inc.(b)(c)	126,164	13,778,370
Sprouts Farmers Market, Inc.(b)(c)	568,788	73,049,443
		195,113,780
Energy-4.56%
Antero Midstream Corp.	931,882	13,391,144
DT Midstream, Inc.	442,874	39,925,091
Texas Pacific Land Corp.(c)	57,661	67,232,726
		120,548,961
Financials-24.97%
Affiliated Managers Group, Inc.	83,847	16,257,933
Ally Financial, Inc.	755,697	26,487,180
CNO Financial Group, Inc.	296,984	10,216,250
East West Bancorp, Inc.	394,133	38,424,026
Equitable Holdings, Inc.	1,250,913	56,716,396
Essent Group Ltd.	275,727	16,546,377
Evercore, Inc., Class A(c)	202,527	53,501,558
Fidelity National Financial, Inc.(c)	870,419	52,373,111
Houlihan Lokey, Inc.	224,134	38,723,631
Interactive Brokers Group, Inc., Class A	312,262	47,644,936
International Bancshares Corp.	155,113	9,502,223
Janus Henderson Group PLC(c)	341,165	14,093,526
Jefferies Financial Group, Inc.	738,479	47,247,887
MGIC Investment Corp.	1,028,723	25,759,224
Morningstar, Inc.	74,522	24,446,942
Old Republic International Corp.	690,782	24,129,015
Reinsurance Group of America, Inc.	350,742	74,034,621
Ryan Specialty Holdings, Inc., Class A(c)	318,144	20,956,145
SLM Corp.(c)	626,863	13,809,792
Stifel Financial Corp.	349,221	36,186,280
UMB Financial Corp.(c)	123,166	13,515,005
		660,572,058
Health Care-5.10%
Encompass Health Corp.	363,878	36,191,306
	Shares	Value
Health Care-(continued)
Neurocrine Biosciences, Inc.(b)	273,605	$32,906,473
Tenet Healthcare Corp.(b)	424,771	65,848,001
		134,945,780
Industrials-30.17%
Acuity Brands, Inc.	99,756	29,995,632
Applied Industrial Technologies, Inc.	139,888	32,396,662
Brink’s Co. (The)	155,459	15,979,631
BWX Technologies, Inc.	264,890	32,250,357
CACI International, Inc., Class A(b)	66,471	36,729,216
Carlisle Cos., Inc.	149,874	63,281,299
Clean Harbors, Inc.(b)(c)	153,739	35,553,681
Comfort Systems USA, Inc.	132,570	51,840,173
Core & Main, Inc., Class A(b)	670,776	29,701,961
Crane Co.	189,221	29,760,679
Curtiss-Wright Corp.	189,311	65,304,722
EMCOR Group, Inc.	201,657	89,953,138
ESAB Corp.(c)	169,343	20,835,963
Flowserve Corp.	377,776	19,886,129
Fluor Corp.(b)	464,489	24,283,485
ITT, Inc.(c)	262,149	36,732,318
Kirby Corp.(b)(c)	206,093	23,651,233
Lennox International, Inc.	117,308	70,686,281
nVent Electric PLC	388,915	29,001,391
Ryder System, Inc.	118,252	17,297,903
XPO, Inc.(b)(c)	327,868	42,796,610
		797,918,464
Information Technology-4.87%
Cirrus Logic, Inc.(b)(c)	166,532	18,288,544
Commvault Systems, Inc.(b)	204,964	32,013,327
Kyndryl Holdings, Inc.(b)	788,606	18,051,192
Pure Storage, Inc., Class A(b)	772,381	38,657,669
Universal Display Corp.(c)	121,538	21,915,732
		128,926,464
Materials-2.53%
Cabot Corp.	160,681	17,326,232
Eagle Materials, Inc.	95,593	27,287,978
Knife River Corp.(b)(c)	230,123	22,395,570
		67,009,780
Real Estate-1.82%
Jones Lang LaSalle, Inc.(b)(c)	128,798	34,899,106
Sabra Health Care REIT, Inc.(c)	677,196	13,137,602
		48,036,708
Total Common Stocks & Other Equity Interests (Cost $2,502,061,952)		2,643,459,962
Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 4.77%(d)(e) (Cost $1,527,730)	1,527,730	1,527,730
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.00% (Cost $2,503,589,682)		2,644,987,692
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco S&P MidCap Momentum ETF (XMMO)—(continued)
October 31, 2024
(Unaudited)
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.49%
Invesco Private Government Fund, 4.84%(d)(e)(f)	25,545,523	$25,545,523
Invesco Private Prime Fund, 4.99%(d)(e)(f)	66,827,145	66,847,193
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $92,393,534)		92,392,716
TOTAL INVESTMENTS IN SECURITIES-103.49% (Cost $2,595,983,216)		2,737,380,408
OTHER ASSETS LESS LIABILITIES-(3.49)%		(92,386,926)
NET ASSETS-100.00%		$2,644,993,482

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2024.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2024.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,397,451	$10,808,918	$(10,678,639)	$-	$-	$1,527,730	$23,145
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	32,506,254	436,900,755	(443,861,486)	-	-	25,545,523	1,095,829 *
Invesco Private Prime Fund	83,604,743	795,226,401	(811,977,566)	7,514	(13,899)	66,847,193	2,919,702 *
Total	$117,508,448	$1,242,936,074	$(1,266,517,691)	$7,514	$(13,899)	$93,920,446	$4,038,676

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco S&P MidCap Quality ETF (XMHQ)
October 31, 2024
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.99%
Consumer Discretionary-14.91%
Carter’s, Inc.(b)	361,228	$19,759,172
Crocs, Inc.(b)(c)	609,495	65,715,751
Dick’s Sporting Goods, Inc.	471,894	92,373,250
Grand Canyon Education, Inc.(c)	232,375	31,860,936
KB Home	643,892	50,545,522
Murphy USA, Inc.	161,500	78,884,675
Toll Brothers, Inc.	788,328	115,442,752
TopBuild Corp.(c)	261,658	92,464,704
Valvoline, Inc.(b)(c)	1,116,607	44,976,930
Visteon Corp.(c)	252,504	22,788,486
Williams-Sonoma, Inc.(b)	1,566,727	210,145,093
YETI Holdings, Inc.(b)(c)	737,317	25,960,932
		850,918,203
Consumer Staples-5.22%
Boston Beer Co., Inc. (The), Class A(b)(c)	88,762	25,835,955
Celsius Holdings, Inc.(b)(c)	2,501,955	75,258,807
Coca-Cola Consolidated, Inc.	44,213	49,706,907
e.l.f. Beauty, Inc.(b)(c)	452,161	47,589,945
Ingredion, Inc.	526,977	69,961,467
Lancaster Colony Corp.	169,423	29,411,833
		297,764,914
Energy-3.94%
ChampionX Corp.	1,705,270	48,122,719
Expand Energy Corp.(b)	890,037	75,403,935
HF Sinclair Corp.(b)	1,223,740	47,248,601
Weatherford International PLC	684,179	54,050,141
		224,825,396
Financials-11.59%
American Financial Group, Inc.(b)	545,176	70,289,542
Essent Group Ltd.(b)	791,961	47,525,580
Federated Hermes, Inc., Class B	721,861	28,968,282
International Bancshares Corp.(b)	410,746	25,162,300
Kinsale Capital Group, Inc.(b)	227,437	97,368,054
MGIC Investment Corp.	1,959,164	49,057,466
Primerica, Inc.	271,285	75,094,401
RenaissanceRe Holdings Ltd. (Bermuda)(b)	530,939	139,318,393
RLI Corp.	375,626	58,586,387
SEI Investments Co.	935,009	69,901,273
		661,271,678
Health Care-7.56%
Chemed Corp.	137,842	74,467,762
Lantheus Holdings, Inc.(b)(c)	694,756	76,311,999
Medpace Holdings, Inc.(b)(c)	288,483	90,647,129
Roivant Sciences Ltd.(b)(c)	4,641,971	53,614,765
Tenet Healthcare Corp.(c)	877,461	136,024,004
		431,065,659
Industrials-37.21%
Acuity Brands, Inc.	259,543	78,041,985
Advanced Drainage Systems, Inc.	614,746	92,138,130
Applied Industrial Technologies, Inc.	308,429	71,429,072
Carlisle Cos., Inc.	512,173	216,254,806
Comfort Systems USA, Inc.	336,533	131,597,864
Core & Main, Inc., Class A(b)(c)	1,706,901	75,581,576
	Shares	Value
Industrials-(continued)
Crane Co.	496,044	$78,017,800
Curtiss-Wright Corp.	302,006	104,179,990
Donaldson Co., Inc.	871,073	63,727,701
EMCOR Group, Inc.	457,309	203,991,826
EnerSys	303,329	29,380,447
Exponent, Inc.(b)	447,778	42,261,288
Genpact Ltd.(b)	1,250,438	47,729,218
Graco, Inc.(b)	1,372,561	111,795,093
Insperity, Inc.(b)	373,740	29,439,500
Landstar System, Inc.	359,788	63,239,937
Lincoln Electric Holdings, Inc.	598,966	115,336,893
MSA Safety, Inc.(b)	289,594	48,058,124
MSC Industrial Direct Co., Inc., Class A	463,369	36,638,587
Owens Corning	660,653	116,796,844
Paylocity Holding Corp.(b)(c)	354,239	65,381,892
Science Applications International Corp.	489,140	70,578,011
Simpson Manufacturing Co., Inc.	330,783	59,471,476
Terex Corp.	540,237	27,935,655
Trex Co., Inc.(b)(c)	1,098,950	77,860,607
UFP Industries, Inc.	544,952	66,669,428
		2,123,533,750
Information Technology-12.97%
Cirrus Logic, Inc.(c)	389,927	42,821,783
Commvault Systems, Inc.(b)(c)	483,327	75,490,844
Crane NXT Co.(b)	382,156	20,739,606
Dynatrace, Inc.(c)	1,840,418	99,014,488
Lattice Semiconductor Corp.(b)(c)	1,285,962	65,146,835
Manhattan Associates, Inc.(c)	871,502	229,518,767
Pure Storage, Inc., Class A(b)(c)	2,224,948	111,358,648
Qualys, Inc.(b)(c)	374,239	44,624,258
Vontier Corp.(b)	1,388,573	51,488,287
		740,203,516
Materials-6.59%
Cabot Corp.(b)	448,486	48,360,245
Eagle Materials, Inc.	283,965	81,060,649
NewMarket Corp.	65,868	34,578,724
Reliance, Inc.	458,029	131,152,024
Royal Gold, Inc.	554,315	80,963,248
		376,114,890
Total Common Stocks & Other Equity Interests (Cost $5,449,898,592)		5,705,698,006
Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 4.77%(d)(e) (Cost $684,057)	684,057	684,057
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.00% (Cost $5,450,582,649)		5,706,382,063
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco S&P MidCap Quality ETF (XMHQ)—(continued)
October 31, 2024
(Unaudited)
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-7.67%
Invesco Private Government Fund, 4.84%(d)(e)(f)	117,341,714	$117,341,714
Invesco Private Prime Fund, 4.99%(d)(e)(f)	320,301,504	320,397,594
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $437,757,834)		437,739,308
TOTAL INVESTMENTS IN SECURITIES-107.67% (Cost $5,888,340,483)		6,144,121,371
OTHER ASSETS LESS LIABILITIES-(7.67)%		(437,460,175)
NET ASSETS-100.00%		$5,706,661,196

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at October 31, 2024.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2024.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,553,691	$252,470,536	$(254,340,170)	$-	$-	$684,057	$182,707
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	120,682,067	649,589,148	(652,929,501)	-	-	117,341,714	2,686,529 *
Invesco Private Prime Fund	310,409,230	1,133,752,778	(1,123,760,997)	33,231	(36,648)	320,397,594	7,214,058 *
Total	$433,644,988	$2,035,812,462	$(2,031,030,668)	$33,231	$(36,648)	$438,423,365	$10,083,294

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco S&P MidCap Value with Momentum ETF (XMVM)
October 31, 2024
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.00%
Consumer Discretionary-18.30%
Aramark	89,141	$3,372,203
AutoNation, Inc.(b)(c)	26,821	4,169,861
Gap, Inc. (The)(c)	68,487	1,422,475
Graham Holdings Co., Class B	5,469	4,612,008
KB Home	46,912	3,682,592
Lithia Motors, Inc., Class A(c)	22,773	7,569,062
Murphy USA, Inc.	4,475	2,185,814
Penske Automotive Group, Inc.	26,122	3,933,190
PVH Corp.	27,516	2,709,225
Taylor Morrison Home Corp., Class A(b)	66,315	4,542,577
Thor Industries, Inc.	32,809	3,414,761
Toll Brothers, Inc.	22,763	3,333,414
Travel + Leisure Co.	48,277	2,308,123
		47,255,305
Consumer Staples-6.69%
Ingredion, Inc.(c)	21,637	2,872,528
Performance Food Group Co.(b)	56,225	4,568,281
Pilgrim’s Pride Corp.(b)(c)	78,615	3,808,111
Post Holdings, Inc.(b)	23,715	2,589,915
US Foods Holding Corp.(b)	55,664	3,431,686
		17,270,521
Energy-11.34%
Chord Energy Corp.	16,342	2,044,384
Civitas Resources, Inc.	48,642	2,373,243
CNX Resources Corp.(b)(c)	145,114	4,938,229
DT Midstream, Inc.	26,868	2,422,150
HF Sinclair Corp.	103,763	4,006,290
Matador Resources Co.	42,819	2,231,298
Murphy Oil Corp.	67,201	2,115,488
Ovintiv, Inc.	70,676	2,770,499
PBF Energy, Inc., Class A	148,781	4,243,234
Permian Resources Corp.	155,806	2,123,636
		29,268,451
Financials-38.10%
Affiliated Managers Group, Inc.(c)	17,207	3,336,437
Ally Financial, Inc.	69,003	2,418,555
Associated Banc-Corp	139,236	3,305,463
Bank OZK(c)	94,956	4,154,325
Cadence Bank(c)	110,370	3,689,669
CNO Financial Group, Inc.	132,477	4,557,209
East West Bancorp, Inc.	35,579	3,468,597
Essent Group Ltd.	52,443	3,147,104
F.N.B. Corp.(c)	257,131	3,728,399
Fidelity National Financial, Inc.(c)	44,418	2,672,631
Hancock Whitney Corp.	63,534	3,308,851
International Bancshares Corp.(c)	48,516	2,972,090
Janus Henderson Group PLC	78,442	3,240,439
Jefferies Financial Group, Inc.	52,581	3,364,132
MGIC Investment Corp.	149,375	3,740,350
Old National Bancorp(c)	207,642	3,999,185
Old Republic International Corp.	92,385	3,227,008
Pinnacle Financial Partners, Inc.	37,166	3,919,155
Reinsurance Group of America, Inc.	14,000	2,955,120
SLM Corp.(c)	125,447	2,763,597
Starwood Property Trust, Inc.(c)	137,488	2,714,013
	Shares	Value
Financials-(continued)
Stifel Financial Corp.	23,435	$2,428,335
Texas Capital Bancshares, Inc.(b)	44,215	3,402,344
UMB Financial Corp.(c)	32,440	3,559,641
Unum Group	80,090	5,140,176
Webster Financial Corp.	83,056	4,302,301
Western Union Co. (The)	182,168	1,960,128
Wintrust Financial Corp.	29,602	3,430,576
Zions Bancorporation N.A.	66,612	3,467,821
		98,373,651
Health Care-1.36%
Tenet Healthcare Corp.(b)	22,654	3,511,823
Industrials-7.88%
EnerSys	17,334	1,678,971
Fluor Corp.(b)	52,816	2,761,221
Oshkosh Corp.	26,313	2,690,241
Ryder System, Inc.	26,601	3,891,194
Science Applications International Corp.(c)	15,958	2,302,580
Terex Corp.	56,113	2,901,603
Timken Co. (The)(c)	22,661	1,880,863
UFP Industries, Inc.	18,207	2,227,444
		20,334,117
Information Technology-7.79%
Amkor Technology, Inc.(c)	52,960	1,347,832
Arrow Electronics, Inc.(b)	40,361	4,789,640
ASGN, Inc.(b)(c)	20,821	1,917,614
Avnet, Inc.	110,343	5,981,694
TD SYNNEX Corp.	35,906	4,141,757
Vishay Intertechnology, Inc.(c)	114,778	1,946,635
		20,125,172
Materials-4.00%
Commercial Metals Co.	61,774	3,323,441
Reliance, Inc.	7,646	2,189,356
United States Steel Corp.(c)	123,634	4,803,181
		10,315,978
Real Estate-3.75%
Jones Lang LaSalle, Inc.(b)	14,493	3,927,023
Park Hotels & Resorts, Inc.	185,011	2,569,803
Vornado Realty Trust(c)	77,033	3,189,937
		9,686,763
Utilities-0.79%
Southwest Gas Holdings, Inc.(c)	28,023	2,052,685
Total Common Stocks & Other Equity Interests (Cost $221,872,398)		258,194,466
Money Market Funds-0.05%
Invesco Government & Agency Portfolio, Institutional Class, 4.77%(d)(e) (Cost $124,942)	124,942	124,942
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.05% (Cost $221,997,340)		258,319,408
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco S&P MidCap Value with Momentum ETF (XMVM)—(continued)
October 31, 2024
(Unaudited)
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-10.71%
Invesco Private Government Fund, 4.84%(d)(e)(f)	7,649,818	$7,649,818
Invesco Private Prime Fund, 4.99%(d)(e)(f)	19,990,661	19,996,658
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $27,646,730)		27,646,476
TOTAL INVESTMENTS IN SECURITIES-110.76% (Cost $249,644,070)		285,965,884
OTHER ASSETS LESS LIABILITIES-(10.76)%		(27,778,749)
NET ASSETS-100.00%		$258,187,135

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2024.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2024.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$155,310	$3,092,361	$(3,122,729)	$-	$-	$124,942	$5,900
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	7,034,436	63,022,767	(62,407,385)	-	-	7,649,818	190,017 *
Invesco Private Prime Fund	18,094,045	101,783,226	(99,881,170)	1,827	(1,270)	19,996,658	500,697 *
Total	$25,283,791	$167,898,354	$(165,411,284)	$1,827	$(1,270)	$27,771,418	$696,614

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco S&P SmallCap Momentum ETF (XSMO)
October 31, 2024
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Communication Services-1.50%
John Wiley & Sons, Inc., Class A(b)	97,369	$4,800,292
QuinStreet, Inc.(c)	189,779	3,985,359
Telephone and Data Systems, Inc.	247,247	7,355,598
		16,141,249
Consumer Discretionary-13.00%
Adtalem Global Education, Inc.(c)	118,932	9,623,977
American Eagle Outfitters, Inc.	446,484	8,746,622
Brinker International, Inc.(c)	131,199	13,475,449
Group 1 Automotive, Inc.(b)	28,488	10,378,748
Installed Building Products, Inc.(b)	73,658	15,976,420
Kontoor Brands, Inc.(b)	152,985	13,100,106
M/I Homes, Inc.(c)	73,522	11,145,200
Patrick Industries, Inc.(b)	59,222	7,460,788
Perdoceo Education Corp.(b)	195,563	4,370,833
PHINIA, Inc.(b)	121,008	5,636,553
Shoe Carnival, Inc.(b)	45,410	1,556,201
Steven Madden Ltd.(b)	177,916	8,000,882
Strategic Education, Inc.	53,267	4,632,098
Stride, Inc.(b)(c)	188,814	17,612,570
Tri Pointe Homes, Inc.(c)	200,516	8,106,862
		139,823,309
Consumer Staples-1.39%
Cal-Maine Foods, Inc.	130,416	11,447,917
WK Kellogg Co.(b)	208,586	3,468,785
		14,916,702
Energy-2.02%
Archrock, Inc.	658,514	13,183,450
Dorian LPG Ltd.	77,788	2,244,184
Liberty Energy, Inc., Class A(b)	371,008	6,333,107
		21,760,741
Financials-25.59%
Ameris Bancorp	145,164	8,998,716
Assured Guaranty Ltd.	133,606	11,150,757
Axos Financial, Inc.(b)(c)	117,007	7,923,714
BGC Group, Inc., Class A	1,450,313	13,589,433
Central Pacific Financial Corp.	78,227	2,107,435
Customers Bancorp, Inc.(b)(c)	61,343	2,829,753
Donnelley Financial Solutions, Inc.(c)	67,975	3,965,662
Employers Holdings, Inc.	59,653	2,906,294
Enova International, Inc.(c)	66,040	5,739,536
First Bancorp	474,080	9,140,262
Fulton Financial Corp.	432,238	7,827,830
HCI Group, Inc.(b)	18,540	2,100,767
Jackson Financial, Inc., Class A	356,995	35,681,650
Mercury General Corp.	98,537	6,664,057
Moelis & Co., Class A	169,110	11,228,904
Mr. Cooper Group, Inc.(c)	214,850	19,024,968
NMI Holdings, Inc., Class A(c)	251,930	9,744,652
OFG Bancorp	112,692	4,538,107
Palomar Holdings, Inc.(b)(c)	59,116	5,306,843
Park National Corp.(b)	46,414	8,019,411
Piper Sandler Cos.	75,078	21,295,124
PJT Partners, Inc., Class A(b)	92,890	12,907,995
Radian Group, Inc.(b)	420,650	14,684,892
	Shares	Value
Financials-(continued)
S&T Bancorp, Inc.	93,335	$3,544,863
SiriusPoint Ltd. (Sweden)(b)(c)	286,020	3,758,303
StepStone Group, Inc., Class A(b)	220,644	13,267,324
Stewart Information Services Corp.	80,927	5,567,778
StoneX Group, Inc.(c)	63,105	5,681,974
Trustmark Corp.	132,346	4,595,053
Virtu Financial, Inc., Class A	216,670	6,708,103
WisdomTree, Inc.(b)	460,139	4,762,439
		275,262,599
Health Care-6.43%
Artivion, Inc.(b)(c)	84,340	2,220,672
Collegium Pharmaceutical, Inc.(b)(c)	91,891	3,137,159
CorVel Corp.(b)(c)	24,533	7,306,418
Glaukos Corp.(b)(c)	114,772	15,178,597
HealthStream, Inc.	51,098	1,493,850
Innoviva, Inc.(b)(c)	155,660	3,044,710
Ligand Pharmaceuticals, Inc.(b)(c)	45,185	4,776,055
National HealthCare Corp.	58,575	6,796,457
Protagonist Therapeutics, Inc.(c)	166,529	7,633,689
RadNet, Inc.(b)(c)	201,605	13,112,389
UFP Technologies, Inc.(b)(c)	16,774	4,478,658
		69,178,654
Industrials-30.35%
AeroVironment, Inc.(b)(c)	78,487	16,871,566
Apogee Enterprises, Inc.	54,319	4,065,234
Armstrong World Industries, Inc.	174,210	24,311,006
AZZ, Inc.	113,614	8,655,115
Boise Cascade Co.	83,099	11,054,660
Brady Corp., Class A	120,756	8,590,582
CoreCivic, Inc.(c)	220,425	3,044,069
Dycom Industries, Inc.(c)	107,098	18,670,394
Enerpac Tool Group Corp.	145,950	6,439,314
Federal Signal Corp.	212,839	17,361,277
Gates Industrial Corp. PLC(b)(c)	498,062	9,637,500
GEO Group, Inc. (The)(b)(c)	480,682	7,296,753
Granite Construction, Inc.(b)	146,145	12,283,487
Griffon Corp.(b)	129,714	8,156,416
Heidrick & Struggles International, Inc.	44,641	1,743,677
HNI Corp.(b)	220,814	10,881,714
Interface, Inc.	178,759	3,122,920
Korn Ferry	140,239	9,907,885
MasterBrand, Inc.(b)(c)	282,055	5,065,708
Matson, Inc.	82,366	12,757,670
MillerKnoll, Inc.(b)	155,181	3,469,847
Moog, Inc., Class A	127,854	24,113,264
Mueller Industries, Inc.	464,088	38,041,293
Powell Industries, Inc.(b)	31,651	8,070,372
SkyWest, Inc.(c)	138,934	13,226,517
SPX Technologies, Inc.(c)	168,344	24,155,681
Tennant Co.	45,099	3,948,868
Verra Mobility Corp., Class A(b)(c)	444,522	11,544,236
		326,487,025
Information Technology-6.12%
ACI Worldwide, Inc.(c)	415,274	20,431,481
Benchmark Electronics, Inc.	120,643	5,223,842
ePlus, Inc.(b)(c)	74,865	6,659,242
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco S&P SmallCap Momentum ETF (XSMO)—(continued)
October 31, 2024
(Unaudited)
	Shares	Value
Information Technology-(continued)
Insight Enterprises, Inc.(b)(c)	90,121	$15,763,965
InterDigital, Inc.(b)	58,204	8,756,210
PC Connection, Inc.	35,656	2,269,504
ScanSource, Inc.(c)	75,553	3,204,203
Veeco Instruments, Inc.(b)(c)	122,097	3,513,951
		65,822,398
Materials-7.24%
Alpha Metallurgical Resources, Inc.(b)	24,694	5,143,760
Balchem Corp.	75,083	12,563,638
Carpenter Technology Corp.	236,979	35,428,361
Clearwater Paper Corp.(c)	49,895	1,256,855
Hawkins, Inc.(b)	90,266	9,649,435
Sylvamo Corp.	77,245	6,567,370
Warrior Met Coal, Inc.	115,589	7,297,134
		77,906,553
Real Estate-6.30%
Acadia Realty Trust(b)	288,223	7,058,581
CareTrust REIT, Inc.	450,377	14,713,817
Essential Properties Realty Trust, Inc.(b)	375,634	11,903,841
Innovative Industrial Properties, Inc.(b)	90,841	11,735,749
SL Green Realty Corp.	178,752	13,515,439
Tanger, Inc.	219,732	7,301,694
Whitestone REIT	113,339	1,561,811
		67,790,932
Total Common Stocks & Other Equity Interests (Cost $1,065,155,400)		1,075,090,162
	Shares	Value
Money Market Funds-0.07%
Invesco Government & Agency Portfolio, Institutional Class, 4.77%(d)(e) (Cost $764,441)	764,441	$764,441
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.01% (Cost $1,065,919,841)		1,075,854,603
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-18.18%
Invesco Private Government Fund, 4.84%(d)(e)(f)	54,190,818	54,190,818
Invesco Private Prime Fund, 4.99%(d)(e)(f)	141,326,027	141,368,425
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $195,565,799)		195,559,243
TOTAL INVESTMENTS IN SECURITIES-118.19% (Cost $1,261,485,640)		1,271,413,846
OTHER ASSETS LESS LIABILITIES-(18.19)%		(195,637,616)
NET ASSETS-100.00%		$1,075,776,230

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at October 31, 2024.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2024.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value October 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$109,664	$13,134,303	$(12,479,526)	$-	$-	$764,441	$14,772
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	19,941,462	287,969,535	(253,720,179)	-	-	54,190,818	970,086 *
Invesco Private Prime Fund	53,857,089	464,056,309	(376,544,300)	(381)	(292)	141,368,425	2,582,227 *
Total	$73,908,215	$765,160,147	$(642,744,005)	$(381)	$(292)	$196,323,684	$3,567,085

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco S&P SmallCap Momentum ETF (XSMO)—(continued)
October 31, 2024
(Unaudited)
(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco S&P SmallCap Value with Momentum ETF (XSVM)
October 31, 2024
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Communication Services-1.03%
Telephone and Data Systems, Inc.	273,192	$8,127,462
Consumer Discretionary-20.44%
Asbury Automotive Group, Inc.(b)(c)	39,594	9,021,097
Bloomin’ Brands, Inc.(c)	255,112	4,232,308
Caleres, Inc.(c)	223,898	6,683,355
Century Communities, Inc.	89,081	7,897,922
Ethan Allen Interiors, Inc.	193,008	5,340,531
G-III Apparel Group Ltd.(b)	365,136	11,056,318
Green Brick Partners, Inc.(b)	93,891	6,479,418
Group 1 Automotive, Inc.(c)	35,413	12,901,664
Guess?, Inc.(c)	337,915	5,741,176
Kohl’s Corp.(c)	668,794	12,359,313
La-Z-Boy, Inc.	158,741	6,040,095
M/I Homes, Inc.(b)	55,832	8,463,573
Meritage Homes Corp.	37,567	6,807,140
ODP Corp. (The)(b)(c)	286,768	8,898,411
PHINIA, Inc.(c)	161,099	7,503,991
Shoe Carnival, Inc.(c)	138,761	4,755,340
Signet Jewelers Ltd.(c)	54,413	4,988,584
Sonic Automotive, Inc., Class A(c)	180,568	10,243,623
Tri Pointe Homes, Inc.(b)	167,268	6,762,645
Urban Outfitters, Inc.(b)	122,698	4,410,993
Winnebago Industries, Inc.(c)	107,806	6,041,448
Worthington Enterprises, Inc.	103,999	3,983,162
		160,612,107
Consumer Staples-3.58%
Andersons, Inc. (The)	224,394	10,187,488
Cal-Maine Foods, Inc.	86,145	7,561,808
Central Garden & Pet Co., Class A(b)	176,169	5,133,565
PriceSmart, Inc.	63,426	5,269,432
		28,152,293
Energy-8.68%
Bristow Group, Inc.(b)	150,683	4,998,155
California Resources Corp.(c)	100,195	5,207,134
CONSOL Energy, Inc.(c)	56,571	6,274,855
CVR Energy, Inc.(c)	318,770	5,068,443
Dorian LPG Ltd.	112,368	3,241,817
Helmerich & Payne, Inc.(c)	156,743	5,266,565
Liberty Energy, Inc., Class A(c)	232,102	3,961,981
Northern Oil and Gas, Inc.(c)	136,873	4,961,646
Par Pacific Holdings, Inc.(b)	518,723	8,014,271
ProPetro Holding Corp.(b)(c)	779,086	5,383,484
REX American Resources Corp.(b)	104,204	4,661,045
SM Energy Co.(c)	106,832	4,483,739
Vital Energy, Inc.(b)(c)	244,634	6,671,169
		68,194,304
Financials-34.78%
Ameris Bancorp	118,262	7,331,061
Arbor Realty Trust, Inc.(c)	445,849	6,571,814
Assured Guaranty Ltd.	106,131	8,857,693
Axos Financial, Inc.(b)	104,041	7,045,657
BankUnited, Inc.	235,499	8,322,535
Bread Financial Holdings, Inc.	246,549	12,290,468
Central Pacific Financial Corp.	292,712	7,885,661
Customers Bancorp, Inc.(b)	166,806	7,694,761
	Shares	Value
Financials-(continued)
Ellington Financial, Inc.	473,337	$5,722,644
Employers Holdings, Inc.	162,121	7,898,535
Enova International, Inc.(b)(c)	85,188	7,403,689
EZCORP, Inc., Class A(b)(c)	928,709	10,670,866
First Commonwealth Financial Corp.	473,490	7,784,176
First Hawaiian, Inc.	281,305	6,959,486
Franklin BSP Realty Trust, Inc.(c)	529,876	6,893,687
Fulton Financial Corp.(c)	355,036	6,429,702
Horace Mann Educators Corp.	168,185	6,263,209
Jackson Financial, Inc., Class A	132,149	13,208,293
Lincoln National Corp.	321,307	11,165,418
Mercury General Corp.	106,365	7,193,465
Mr. Cooper Group, Inc.(b)	68,430	6,059,477
NMI Holdings, Inc., Class A(b)(c)	164,516	6,363,479
OFG Bancorp	137,798	5,549,125
Pathward Financial, Inc.	93,102	6,587,898
PennyMac Mortgage Investment Trust(c)	522,744	7,046,589
Preferred Bank(c)	73,847	6,230,471
Radian Group, Inc.	197,859	6,907,258
S&T Bancorp, Inc.	207,390	7,876,672
SiriusPoint Ltd. (Sweden)(b)(c)	634,743	8,340,523
Stewart Information Services Corp.	87,722	6,035,274
StoneX Group, Inc.(b)	158,523	14,273,411
Trustmark Corp.	203,828	7,076,908
Veritex Holdings, Inc.	355,622	9,601,794
Westamerica Bancorporation	102,785	5,295,483
WSFS Financial Corp.	132,214	6,500,962
		273,338,144
Health Care-1.79%
Innoviva, Inc.(b)(c)	357,899	7,000,504
Owens & Minor, Inc.(b)(c)	557,818	7,089,867
		14,090,371
Industrials-18.78%
ABM Industries, Inc.	149,270	7,920,266
Air Lease Corp., Class A	166,132	7,367,954
American Woodmark Corp.(b)	73,467	6,664,192
Boise Cascade Co.	38,750	5,154,913
CoreCivic, Inc.(b)	465,483	6,428,320
Deluxe Corp.	273,890	5,138,176
DNOW, Inc.(b)	534,122	6,318,663
DXP Enterprises, Inc.(b)(c)	125,820	6,175,246
Enviri Corp.(b)	595,931	4,564,831
GEO Group, Inc. (The)(b)	443,982	6,739,647
GMS, Inc.(b)	53,344	4,795,092
Greenbrier Cos., Inc. (The)	139,971	8,296,081
Heidrick & Struggles International, Inc.	181,686	7,096,655
Hub Group, Inc., Class A	125,459	5,443,666
Interface, Inc.	330,135	5,767,458
Kelly Services, Inc., Class A	671,734	13,427,963
MasterBrand, Inc.(b)	351,084	6,305,469
MillerKnoll, Inc.	231,447	5,175,155
Quanex Building Products Corp.(c)	166,644	4,842,675
Rush Enterprises, Inc., Class A(c)	157,299	8,899,977
SkyWest, Inc.(b)	61,896	5,892,499
Titan International, Inc.(b)(c)	1,421,724	9,155,903
		147,570,801
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco S&P SmallCap Value with Momentum ETF (XSVM)—(continued)
October 31, 2024
(Unaudited)
	Shares	Value
Information Technology-4.02%
Benchmark Electronics, Inc.	148,235	$6,418,575
PC Connection, Inc.	77,123	4,908,879
Sanmina Corp.(b)(c)	92,602	6,491,400
ScanSource, Inc.(b)(c)	186,102	7,892,586
TTM Technologies, Inc.(b)	261,102	5,859,129
		31,570,569
Materials-6.15%
Alpha Metallurgical Resources, Inc.(c)	16,792	3,497,774
Arch Resources, Inc.	30,893	4,533,857
Century Aluminum Co.(b)	353,791	6,244,411
Clearwater Paper Corp.(b)	156,342	3,938,255
Kaiser Aluminum Corp.	55,916	4,152,322
Koppers Holdings, Inc.	165,725	5,636,307
Metallus, Inc.(b)(c)	268,062	3,776,994
Myers Industries, Inc.	338,578	3,988,449
SunCoke Energy, Inc.	747,308	7,704,745
Warrior Met Coal, Inc.	76,762	4,845,985
		48,319,099
Real Estate-0.71%
Sunstone Hotel Investors, Inc.(c)	554,043	5,590,294
Total Common Stocks & Other Equity Interests (Cost $722,638,992)		785,565,444
Money Market Funds-0.05%
Invesco Government & Agency Portfolio, Institutional Class, 4.77%(d)(e) (Cost $339,292)	339,292	339,292
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.01% (Cost $722,978,284)		785,904,736
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-19.26%
Invesco Private Government Fund, 4.84%(d)(e)(f)	41,967,230	$41,967,230
Invesco Private Prime Fund, 4.99%(d)(e)(f)	109,366,928	109,399,738
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $151,373,772)		151,366,968
TOTAL INVESTMENTS IN SECURITIES-119.27% (Cost $874,352,056)		937,271,704
OTHER ASSETS LESS LIABILITIES-(19.27)%		(151,402,130)
NET ASSETS-100.00%		$785,869,574

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2024.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2024.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$9,875,606	$(9,536,314)	$-	$-	$339,292	$7,941
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Invesco S&P SmallCap Value with Momentum ETF (XSVM)—(continued)
October 31, 2024
(Unaudited)
	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2024	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$52,720,268	$147,138,758	$(157,891,796)	$-	$-	$41,967,230	$1,055,535 *
Invesco Private Prime Fund	143,596,195	298,435,073	(332,630,810)	16,711	(17,431)	109,399,738	2,831,525 *
Total	$196,316,463	$455,449,437	$(500,058,920)	$16,711	$(17,431)	$151,706,260	$3,895,001

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Invesco Zacks Mid-Cap ETF (CZA)
October 31, 2024
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.01%
Communication Services-2.22%
Fox Corp., Class B	59,962	$2,336,119
Warner Music Group Corp., Class A(b)	68,308	2,183,124
		4,519,243
Consumer Discretionary-1.06%
Churchill Downs, Inc.	10,267	1,438,407
Red Rock Resorts, Inc., Class A(b)	14,011	721,006
		2,159,413
Consumer Staples-3.08%
Brown-Forman Corp., Class B(b)	63,926	2,814,662
Flowers Foods, Inc.	28,771	639,579
Ingredion, Inc.	8,681	1,152,489
Performance Food Group Co.(c)	20,695	1,681,469
		6,288,199
Energy-1.43%
Kinetik Holdings, Inc., Class A(b)	20,431	994,377
Western Midstream Partners L.P.	50,795	1,916,495
		2,910,872
Financials-18.85%
Assurant, Inc.	6,842	1,311,611
Brown & Brown, Inc.	37,374	3,910,815
Cincinnati Financial Corp.	20,878	2,940,249
CNA Financial Corp.(b)	36,201	1,734,390
Corebridge Financial, Inc.(b)	78,178	2,483,715
Enact Holdings, Inc.(b)	20,975	715,038
Essent Group Ltd.	14,265	856,043
F.N.B. Corp.(b)	50,266	728,857
Invesco Ltd.(d)	59,863	1,038,025
LPL Financial Holdings, Inc.(b)	9,400	2,652,492
Northern Trust Corp.	27,413	2,755,555
Popular, Inc.	9,896	883,020
Principal Financial Group, Inc.	31,343	2,582,663
SEI Investments Co.	17,246	1,289,311
Selective Insurance Group, Inc.	8,044	730,556
State Street Corp.	40,048	3,716,454
Voya Financial, Inc.	12,807	1,028,402
W.R. Berkley Corp.	52,023	2,974,155
Willis Towers Watson PLC	13,516	4,084,400
		38,415,751
Health Care-3.46%
Bausch + Lomb Corp.(c)	49,374	1,001,304
Baxter International, Inc.(b)	68,784	2,455,589
Chemed Corp.(b)	1,966	1,062,112
Encompass Health Corp.	12,878	1,280,846
Teleflex, Inc.	6,232	1,253,006
		7,052,857
Industrials-32.85%
A.O. Smith Corp.	18,820	1,413,382
AECOM	17,940	1,915,992
AerCap Holdings N.V. (Ireland)	27,054	2,530,902
Allison Transmission Holdings, Inc.	11,381	1,216,174
Armstrong World Industries, Inc.	5,868	818,879
Booz Allen Hamilton Holding Corp.	17,121	3,110,201
BWX Technologies, Inc.	11,819	1,438,963
	Shares	Value
Industrials-(continued)
CACI International, Inc., Class A(c)	2,967	$1,639,446
Carlisle Cos., Inc.	6,190	2,613,604
Crane Co.	7,406	1,164,816
Dover Corp.	18,327	3,469,851
ESAB Corp.	8,109	997,731
Flowserve Corp.	16,121	848,609
Fortive Corp.	47,080	3,362,924
Graco, Inc.(b)	22,638	1,843,865
IDEX Corp.	10,159	2,180,528
ITT, Inc.	10,669	1,494,940
J.B. Hunt Transport Services, Inc.	13,486	2,435,841
Jacobs Solutions, Inc.	19,231	2,703,494
Leidos Holdings, Inc.	17,970	3,291,385
Leonardo DRS, Inc.(c)	36,382	1,094,007
Masco Corp.	29,241	2,336,648
nVent Electric PLC	22,468	1,675,439
Oshkosh Corp.	8,781	897,769
Pentair PLC	21,864	2,167,160
Regal Rexnord Corp.	9,155	1,524,674
Schneider National, Inc., Class B(b)	23,407	661,950
Sensata Technologies Holding PLC	20,249	695,351
SPX Technologies, Inc.(c)	6,291	902,696
TFI International, Inc. (Canada)	11,402	1,525,816
Veralto Corp.	32,665	3,338,036
Wabtec Corp.	23,139	4,349,669
Woodward, Inc.(b)	7,914	1,298,608
Xylem, Inc.	32,842	3,999,499
		66,958,849
Information Technology-6.21%
Check Point Software Technologies Ltd. (Israel)(c)	15,157	2,625,344
Keysight Technologies, Inc.(c)	23,223	3,460,459
Logitech International S.A., Class R (Switzerland)(b)	21,397	1,748,135
Teledyne Technologies, Inc.(c)	6,260	2,850,303
Trimble, Inc.(c)	32,527	1,967,884
		12,652,125
Materials-15.45%
Amcor PLC	191,097	2,126,910
AptarGroup, Inc.	8,802	1,477,944
Eastman Chemical Co.	15,093	1,586,123
Element Solutions, Inc.	31,886	864,111
ICL Group Ltd. (Israel)(b)	163,134	672,112
International Flavors & Fragrances, Inc.	33,703	3,351,089
LyondellBasell Industries N.V., Class A	43,195	3,751,486
Nutrien Ltd. (Canada)	66,195	3,156,178
Packaging Corp. of America	11,980	2,742,701
PPG Industries, Inc.	30,944	3,852,837
Silgan Holdings, Inc.	14,425	746,349
Vulcan Materials Co.	17,869	4,894,855
Westlake Corp.(b)	17,138	2,261,188
		31,483,883
Real Estate-9.04%
Americold Realty Trust, Inc.	37,538	963,976
AvalonBay Communities, Inc.	19,094	4,231,421
Equity Residential	51,769	3,642,985
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

Invesco Zacks Mid-Cap ETF (CZA)—(continued)
October 31, 2024
(Unaudited)
	Shares	Value
Real Estate-(continued)
Essex Property Trust, Inc.	8,875	$2,519,258
Gaming and Leisure Properties, Inc.(b)	37,106	1,862,350
Regency Centers Corp.	23,984	1,713,417
UDR, Inc.	44,289	1,868,553
W.P. Carey, Inc.(b)	29,088	1,620,783
		18,422,743
Utilities-6.36%
Ameren Corp.	35,479	3,090,576
Clearway Energy, Inc., Class C(b)	26,243	744,776
Entergy Corp.	28,560	4,420,517
Eversource Energy	48,671	3,204,985
IDACORP, Inc.	7,088	733,466
MDU Resources Group, Inc.	26,923	776,729
		12,971,049
Total Common Stocks & Other Equity Interests (Cost $183,249,507)		203,834,984
Money Market Funds-0.10%
Invesco Government & Agency Portfolio, Institutional Class, 4.77%(d)(e) (Cost $198,098)	198,098	198,098
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.11% (Cost $183,447,605)		204,033,082
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-9.74%
Invesco Private Government Fund, 4.84%(d)(e)(f)	5,506,007	$5,506,007
Invesco Private Prime Fund, 4.99%(d)(e)(f)	14,336,795	14,341,096
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $19,847,103)		19,847,103
TOTAL INVESTMENTS IN SECURITIES-109.85% (Cost $203,294,708)		223,880,185
OTHER ASSETS LESS LIABILITIES-(9.85)%		(20,068,993)
NET ASSETS-100.00%		$203,811,192

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at October 31, 2024.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2024.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2024	Dividend Income
Invesco Ltd.	$946,910	$340,691	$(458,573)	$205,015	$3,982	$1,038,025	$27,185
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	132,979	1,347,849	(1,282,730)	-	-	198,098	2,183
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	50,298,328	(44,792,321)	-	-	5,506,007	73,781 *
Invesco Private Prime Fund	3,715,240	78,588,038	(67,962,586)	152	252	14,341,096	197,411 *
Total	$4,795,129	$130,574,906	$(114,496,210)	$205,167	$4,234	$21,083,226	$300,560

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Invesco Zacks Multi-Asset Income ETF (CVY)
October 31, 2024
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-79.73%
Communication Services-0.78%
TEGNA, Inc.	55,465	$911,290
Consumer Discretionary-4.14%
Brunswick Corp.	9,809	782,170
La-Z-Boy, Inc.(b)	9,643	366,916
Lear Corp.	6,779	649,157
Macy’s, Inc.	76,973	1,180,766
Penske Automotive Group, Inc.	2,331	350,979
Perdoceo Education Corp.(b)	17,499	391,102
Sonic Automotive, Inc., Class A(b)	6,254	354,789
Winnebago Industries, Inc.(b)	13,068	732,331
		4,808,210
Consumer Staples-3.21%
Adecoagro S.A. (Brazil)	36,655	421,533
Archer-Daniels-Midland Co.	19,464	1,074,607
Bunge Global S.A.	11,750	987,235
Kroger Co. (The)	22,421	1,250,419
		3,733,794
Energy-27.02%
Alliance Resource Partners L.P.	62,292	1,630,182
APA Corp.	41,466	978,598
Ardmore Shipping Corp. (Ireland)(b)	20,528	289,650
Black Stone Minerals L.P.	88,954	1,312,961
BP PLC, ADR	33,385	980,184
Cenovus Energy, Inc. (Canada)	62,805	1,009,276
Civitas Resources, Inc.	19,704	961,358
Devon Energy Corp.	26,403	1,021,268
Energy Transfer L.P.	64,313	1,059,878
Eni S.p.A., ADR (Italy)	26,776	814,794
Enterprise Products Partners L.P.	31,746	909,840
EOG Resources, Inc.	9,196	1,121,544
Genesis Energy L.P.	42,653	482,405
Global Partners L.P.	20,387	954,519
Halliburton Co.	37,280	1,034,147
Helmerich & Payne, Inc.(b)	23,623	793,733
HF Sinclair Corp.	24,932	962,625
Imperial Oil Ltd. (Canada)	5,227	389,307
Magnolia Oil & Gas Corp., Class A	30,975	783,048
Marathon Petroleum Corp.	6,937	1,009,125
MPLX L.P.	24,305	1,079,628
Murphy Oil Corp.	20,839	656,012
Northern Oil and Gas, Inc.(b)	19,804	717,895
Ovintiv, Inc.	27,263	1,068,710
PBF Energy, Inc., Class A	24,125	688,045
Petroleo Brasileiro S.A., ADR (Brazil)(b)	76,522	1,029,221
Phillips 66	8,771	1,068,483
Plains All American Pipeline L.P.	51,696	841,094
RPC, Inc.	62,256	353,614
Scorpio Tankers, Inc. (Monaco)	11,049	643,825
Shell PLC, ADR (United Kingdom)	10,714	723,731
Sunoco L.P.	15,370	780,796
TotalEnergies SE, ADR (France)(b)	10,474	655,254
Valero Energy Corp.	8,363	1,085,183
Vermilion Energy, Inc. (Canada)(b)	38,574	359,895
Western Midstream Partners L.P.	31,029	1,170,724
		31,420,552
	Shares	Value
Financials-22.92%
AGNC Investment Corp.	115,166	$1,072,195
AXIS Capital Holdings Ltd.	10,188	797,313
Banco BBVA Argentina S.A., ADR (Argentina)	124,929	1,720,272
Banco Bilbao Vizcaya Argentaria S.A., ADR (Spain)(b)	59,715	592,970
Banco de Chile, ADR (Chile)	18,812	436,438
Bancolombia S.A., ADR (Colombia)(b)	31,154	994,124
Bank of America Corp.	29,800	1,246,236
Barclays PLC, ADR (United Kingdom)(b)	18,933	234,959
BOK Financial Corp.	3,853	409,304
Cathay General Bancorp	9,006	414,096
CNO Financial Group, Inc.	11,591	398,730
Corebridge Financial, Inc.(b)	40,829	1,297,137
East West Bancorp, Inc.	9,627	938,536
Equitable Holdings, Inc.	28,099	1,274,009
Everest Group Ltd.	3,037	1,079,988
Fidelis Insurance Holdings Ltd. (United Kingdom)(b)	21,504	371,159
First Bancorp	18,549	357,625
Hancock Whitney Corp.	7,534	392,371
ING Groep N.V., ADR (Netherlands)	19,696	333,847
International Bancshares Corp.	6,339	388,327
Invesco Mortgage Capital, Inc.(b)(c)	25,870	208,771
Jackson Financial, Inc., Class A	9,135	913,043
JPMorgan Chase & Co.	5,354	1,188,160
Lloyds Banking Group PLC, ADR (United Kingdom)	108,048	297,132
MGIC Investment Corp.	31,600	791,264
Navient Corp.(b)	24,458	348,037
OFG Bancorp	8,725	351,356
Old National Bancorp(b)	40,714	784,152
Popular, Inc.	7,898	704,739
Qifu Technology, Inc., ADR (China)	17,568	576,406
Radian Group, Inc.(b)	10,991	383,696
SLM Corp.(b)	37,301	821,741
Synchrony Financial	24,149	1,331,576
Unum Group	14,398	924,064
Voya Financial, Inc.	11,481	921,924
Wells Fargo & Co.	21,009	1,363,904
		26,659,601
Health Care-3.22%
CVS Health Corp.	20,565	1,161,100
Organon & Co.	35,250	661,995
Royalty Pharma PLC, Class A	27,670	747,090
Viatris, Inc.	101,156	1,173,409
		3,743,594
Industrials-2.82%
CNH Industrial N.V.	77,786	873,537
Costamare, Inc. (Monaco)	28,427	386,892
Global Ship Lease, Inc., Class A (United Kingdom)	15,631	372,799
H&E Equipment Services, Inc.(b)	8,285	432,891
Korn Ferry	5,517	389,776
Ryder System, Inc.	5,638	824,727
		3,280,622
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

Invesco Zacks Multi-Asset Income ETF (CVY)—(continued)
October 31, 2024
(Unaudited)
	Shares	Value
Information Technology-1.48%
Avnet, Inc.	14,373	$779,160
United Microelectronics Corp., ADR (Taiwan)(b)	137,334	939,365
		1,718,525
Materials-2.10%
CF Industries Holdings, Inc.	14,440	1,187,401
Sealed Air Corp.	22,782	824,253
Sylvamo Corp.(b)	5,113	434,707
		2,446,361
Real Estate-9.27%
Acadia Realty Trust(b)	17,148	419,954
CareTrust REIT, Inc.	28,893	943,934
Centerspace	2,529	176,170
Extra Space Storage, Inc.	6,631	1,082,842
Highwoods Properties, Inc.	16,798	563,405
Lamar Advertising Co., Class A	8,476	1,118,832
Medical Properties Trust, Inc.(b)	277,402	1,284,371
National Health Investors, Inc.(b)	3,446	264,136
National Storage Affiliates Trust(b)	15,717	662,472
Omega Healthcare Investors, Inc.	31,888	1,354,283
Outfront Media, Inc.	26,763	475,311
Simon Property Group, Inc.	7,030	1,188,914
SL Green Realty Corp.(b)	16,429	1,242,197
		10,776,821
Utilities-2.77%
Brookfield Renewable Partners L.P. (Canada)	29,836	765,592
Cia Energetica de Minas Gerais, ADR (Brazil)	583,099	1,125,381
Otter Tail Corp.(b)	4,519	354,832
Suburban Propane Partners L.P.	52,105	978,011
		3,223,816
Total Common Stocks & Other Equity Interests (Cost $82,982,484)		92,723,186
Preferred Stocks-10.15%
Communication Services-0.62%
AT&T, Inc., Series C, Pfd., 4.75%	34,882	718,569
Financials-9.53%
Bank of America Corp., Series QQ, Pfd., 4.25%	37,300	729,588
Citizens Financial Group, Inc., Pfd., 7.38%	49,106	1,330,773
JPMorgan Chase & Co., Series JJ, Pfd., 4.55%	59,925	1,295,578
JPMorgan Chase & Co., Series LL, Pfd., 4.63%	57,821	1,276,688
M&T Bank Corp., Series J, Pfd., 7.50%(b)	48,322	1,320,157
MetLife, Inc., Series F, Pfd., 4.75%	35,950	788,024
Morgan Stanley, Series K, Pfd., 5.85%	32,125	808,586
Morgan Stanley, Series P, Pfd., 6.50%	31,049	810,379
Wells Fargo & Co., Series Z, Pfd., 4.75%	61,311	1,285,079
Wells Fargo & Co., Series AA, Pfd., 4.70%	35,989	751,810
Wells Fargo & Co., Series CC, Pfd., 4.38%	35,059	694,519
		11,091,181
Total Preferred Stocks (Cost $11,238,342)		11,809,750
	Shares	Value

Closed-End Funds-9.93%
abrdn Income Credit Strategies Fund(b)	101,579	$659,248
Allspring Income Opportunities Fund	21,452	146,517
Ares Dynamic Credit Allocation Fund, Inc.(b)	14,861	224,252
Blackstone Strategic Credit Fund(b)	25,404	311,199
DoubleLine Income Solutions Fund(b)	45,629	572,644
DoubleLine Yield Opportunities Fund	19,031	300,309
Eagle Point Credit Co., Inc.(b)	131,051	1,254,158
Flaherty & Crumrine Preferred & Income Securities Fund, Inc.	21,685	345,659
Invesco Senior Income Trust(c)	126,214	492,235
Nuveen Preferred & Income Opportunities Fund(b)	164,005	1,318,600
Nuveen Taxable Municipal Income Fund(b)	8,727	142,076
Oxford Lane Capital Corp.(b)	245,334	1,290,457
PGIM High Yield Bond Fund, Inc.	18,271	256,525
PIMCO Access Income Fund	21,578	339,422
PIMCO Dynamic Income Fund(b)	67,354	1,314,076
PIMCO Dynamic Income Opportunities Fund(b)	67,711	914,776
Western Asset Diversified Income Fund(b)	39,112	590,200
Western Asset Emerging Markets Debt Fund, Inc.(b)	26,684	261,503
Western Asset High Income Opportunity Fund, Inc.	59,143	234,206
XAI Octagon Floating Rate Alternative Income Term Trust(b)	83,768	579,675
Total Closed-End Funds (Cost $11,154,670)		11,547,737
Money Market Funds-0.09%
Invesco Government & Agency Portfolio, Institutional Class, 4.77%(c)(d) (Cost $102,016)	102,016	102,016
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.90% (Cost $105,477,512)		116,182,689
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-17.23%
Invesco Private Government Fund, 4.84%(c)(d)(e)	5,671,453	5,671,453
Invesco Private Prime Fund, 4.99%(c)(d)(e)	14,363,259	14,367,568
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $20,039,683)		20,039,021
TOTAL INVESTMENTS IN SECURITIES-117.13% (Cost $125,517,195)		136,221,710
OTHER ASSETS LESS LIABILITIES-(17.13)%		(19,919,281)
NET ASSETS-100.00%		$116,302,429
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Invesco Zacks Multi-Asset Income ETF (CVY)—(continued)
October 31, 2024
(Unaudited)
Investment Abbreviations:
ADR	-American Depositary Receipt
Pfd.	-Preferred
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at October 31, 2024.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2024.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value October 31, 2024	Dividend Income
Invesco Mortgage Capital, Inc.	$-	$240,637	$(8,151)	$(23,720)	$5	$208,771	$17,007
Invesco Senior Income Trust	540,935	102,676	(102,820)	(49,195)	639	492,235	35,555
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	272,894	4,130,603	(4,301,481)	-	-	102,016	2,611
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	4,023,785	25,081,887	(23,434,219)	-	-	5,671,453	107,500 *
Invesco Private Prime Fund	10,435,602	52,391,783	(48,459,435)	495	(877)	14,367,568	284,921 *
Total	$15,273,216	$81,947,586	$(76,306,106)	$(72,420)	$(233)	$20,842,043	$447,594

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of October 31, 2024.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

Statements of Assets and Liabilities
October 31, 2024
(Unaudited)

	Invesco Large Cap Growth ETF (PWB)	Invesco Large Cap Value ETF (PWV)	Invesco S&P 100 Equal Weight ETF (EQWL)	Invesco S&P 500 GARP ETF (SPGP)
Assets:
Unaffiliated investments in securities, at value(a)	$932,093,441	$981,987,175	$881,930,944	$4,094,369,509
Affiliated investments in securities, at value	26,905,588	19,618,244	13,158,700	109,029,877
Cash	-	-	-	-
Receivable for:
Dividends	202,704	2,199,689	1,037,305	1,530,338
Securities lending	2,974	502	1,019	7,676
Investments sold	-	2,318,178	-	4,193,493
Fund shares sold	-	-	-	-
Expenses absorbed	-	-	46,997	-
Foreign tax reclaims	-	-	-	-
Other assets	1,396	1,396	3,091	27,084
Total assets	959,206,103	1,006,125,184	896,178,056	4,209,157,977
Liabilities:
Due to custodian	-	2,171	-	521
Payable for:
Investments purchased	-	-	-	-
Collateral upon return of securities loaned	26,503,553	19,340,299	13,004,948	106,770,096
Fund shares repurchased	-	2,319,694	-	4,189,537
Expenses recaptured	-	-	-	-
Accrued advisory fees	403,470	425,877	184,080	1,042,526
Accrued trustees’ and officer’s fees	133,600	182,014	68,583	77,598
Accrued expenses	192,104	204,089	62,588	758,001
Total liabilities	27,232,727	22,474,144	13,320,199	112,838,279
Net Assets	$931,973,376	$983,651,040	$882,857,857	$4,096,319,698
Net assets consist of:
Shares of beneficial interest	$903,416,406	$1,323,558,366	$779,204,615	$3,743,683,681
Distributable earnings (loss)	28,556,970	(339,907,326)	103,653,242	352,636,017
Net Assets	$931,973,376	$983,651,040	$882,857,857	$4,096,319,698
Shares outstanding (unlimited amount authorized, $0.01 par value)	9,450,000	16,950,000	8,690,000	39,110,000
Net asset value	$98.62	$58.03	$101.59	$104.74
Market price	$98.58	$57.99	$101.63	$104.74
Unaffiliated investments in securities, at cost	$702,091,108	$862,982,392	$777,046,251	$3,794,712,758
Affiliated investments in securities, at cost	$26,905,588	$19,618,245	$13,158,700	$109,029,877
(a)Includes securities on loan with an aggregate value of:	$26,161,646	$18,868,893	$12,697,478	$104,318,756
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Invesco S&P 500 Value with Momentum ETF (SPVM)	Invesco S&P MidCap Momentum ETF (XMMO)	Invesco S&P MidCap Quality ETF (XMHQ)	Invesco S&P MidCap Value with Momentum ETF (XMVM)	Invesco S&P SmallCap Momentum ETF (XSMO)	Invesco S&P SmallCap Value with Momentum ETF (XSVM)	Invesco Zacks Mid-Cap ETF (CZA)	Invesco Zacks Multi-Asset Income ETF (CVY)

$38,233,025	$2,643,459,962	$5,705,698,006	$258,194,466	$1,075,090,162	$785,565,444	$202,796,959	$115,379,667
1,821,805	93,920,446	438,423,365	27,771,418	196,323,684	151,706,260	21,083,226	20,842,043
-	421	-	-	-	-	-	203

21,081	699,549	1,770,972	54,593	356,066	412,754	47,753	223,109
275	17,245	39,486	4,147	20,693	30,148	1,644	21,609
-	-	-	-	-	1,068,184	-	40,118
-	9,697,504	15,821,673	-	-	-	-	-
7,639	-	264,139	-	-	-	9,050	9,038
-	-	-	-	-	-	18,636	1,518
20,687	12,236	107,513	1,396	18,244	2,680	1,397	1,921
40,104,512	2,747,807,363	6,162,125,154	286,026,020	1,271,808,849	938,785,470	223,958,665	136,519,226

-	-	77	-	363	1,595	-	-

-	9,684,535	15,806,339	-	-	-	-	-
1,741,226	92,393,534	437,757,834	27,646,730	195,565,799	151,373,772	19,847,103	20,039,683
-	-	-	-	-	1,068,492	-	-
-	-	-	754	-	2,067	-	-
9,629	633,302	1,234,580	64,035	266,826	199,952	89,464	50,479
52,379	100,068	73,372	70,996	69,182	78,363	13,697	12,612
24,749	2,442	591,756	56,370	130,449	191,655	197,209	114,023
1,827,983	102,813,881	455,463,958	27,838,885	196,032,619	152,915,896	20,147,473	20,216,797
$38,276,529	$2,644,993,482	$5,706,661,196	$258,187,135	$1,075,776,230	$785,869,574	$203,811,192	$116,302,429

$55,784,898	$2,586,454,248	$5,298,022,097	$290,767,385	$1,107,652,325	$955,856,544	$313,139,570	$551,478,841
(17,508,369)	58,539,234	408,639,099	(32,580,250)	(31,876,095)	(169,986,970)	(109,328,378)	(435,176,412)
$38,276,529	$2,644,993,482	$5,706,661,196	$258,187,135	$1,075,776,230	$785,869,574	$203,811,192	$116,302,429
660,000	21,820,000	57,710,000	4,650,000	16,480,000	14,710,000	1,890,000	4,540,800
$57.99	$121.22	$98.89	$55.52	$65.28	$53.42	$107.84	$25.61
$57.99	$121.24	$98.90	$55.52	$65.28	$53.43	$107.84	$25.60
$33,384,957	$2,502,061,952	$5,449,898,592	$221,872,398	$1,065,155,400	$722,638,992	$182,263,025	$104,639,396
$1,821,805	$93,921,264	$438,441,891	$27,771,672	$196,330,240	$151,713,064	$21,031,683	$20,877,799
$1,676,179	$88,934,119	$424,078,901	$26,516,517	$187,160,687	$144,998,421	$19,214,912	$19,281,126

31

Statements of Operations
For the six months ended October 31, 2024
(Unaudited)

	Invesco Large Cap Growth ETF (PWB)	Invesco Large Cap Value ETF (PWV)	Invesco S&P 100 Equal Weight ETF (EQWL)	Invesco S&P 500 GARP ETF (SPGP)
Investment income:
Unaffiliated dividend income	$2,999,836	$12,359,678	$8,374,270	$39,006,560
Affiliated dividend income	9,048	14,302	9,996	89,021
Securities lending income, net	12,147	4,606	5,137	63,229
Foreign withholding tax	-	(7,029)	-	(95,667)
Total investment income	3,021,031	12,371,557	8,389,403	39,063,143
Expenses:
Advisory fees	2,257,726	2,393,743	922,945	6,745,063
Sub-licensing fees	135,461	143,622	55,253	653,108
Accounting & administration fees	29,413	31,610	20,110	143,734
Professional fees	17,260	17,407	16,710	23,811
Printing fees	13,256	13,819	8,327	60,896
Custodian & transfer agent fees	5,342	7,363	6,970	26,129
Trustees’ and officer’s fees	14,879	17,653	10,491	28,187
Listing fee and expenses	4,175	4,175	4,175	6,972
Recapture (Note 3)	-	-	-	-
Other expenses	5,082	5,326	15,631	69,421
Total expenses	2,482,594	2,634,718	1,060,612	7,757,321
Less: Waivers	(163)	(253)	(137,839)	(1,545)
Net expenses	2,482,431	2,634,465	922,773	7,755,776
Net investment income	538,600	9,737,092	7,466,630	31,307,367
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(22,407,605)	(13,688,331)	(2,027,214)	(146,647,449)
Affiliated investment securities	(3,166)	336	(503)	(21,713)
Unaffiliated in-kind redemptions	69,734,451	64,792,750	14,971,925	486,909,973
Affiliated in-kind redemptions	-	-	-	-
Foreign currencies	-	-	-	-
Net realized gain	47,323,680	51,104,755	12,944,208	340,240,811
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	77,177,838	6,193,460	62,572,748	(162,103,877)
Affiliated investment securities	940	732	225	20,436
Foreign currencies	-	-	-	-
Change in net unrealized appreciation (depreciation)	77,178,778	6,194,192	62,572,973	(162,083,441)
Net realized and unrealized gain (loss)	124,502,458	57,298,947	75,517,181	178,157,370
Net increase in net assets resulting from operations	$125,041,058	$67,036,039	$82,983,811	$209,464,737
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Invesco S&P 500 Value with Momentum ETF (SPVM)	Invesco S&P MidCap Momentum ETF (XMMO)	Invesco S&P MidCap Quality ETF (XMHQ)	Invesco S&P MidCap Value with Momentum ETF (XMVM)	Invesco S&P SmallCap Momentum ETF (XSMO)	Invesco S&P SmallCap Value with Momentum ETF (XSVM)	Invesco Zacks Mid-Cap ETF (CZA)	Invesco Zacks Multi-Asset Income ETF (CVY)

$441,262	$7,667,900	$24,102,727	$2,373,566	$5,251,029	$8,127,460	$2,041,867	$2,659,010
2,334	23,145	182,707	5,900	14,772	7,941	29,368	55,173
2,631	84,049	246,245	14,525	71,683	225,336	15,012	107,945
-	-	-	-	(23,471)	(10,121)	(25,696)	(34,480)
446,227	7,775,094	24,531,679	2,393,991	5,314,013	8,350,616	2,060,551	2,787,648

56,648	3,768,069	6,506,549	348,972	1,251,780	1,162,826	508,723	293,196
(20,607)	(20,445)	711,007	16,549	117,026	123,968	140,016	75,357
6,804	43,591	85,779	11,915	13,795	27,708	12,225	9,833
15,960	18,415	21,462	16,238	16,359	17,195	16,327	16,190
5,032	29,288	30,348	9,470	9,315	25,197	8,143	7,028
2,508	8,146	14,049	3,208	4,523	10,064	4,397	4,242
7,367	17,713	25,595	9,013	9,969	11,549	5,936	5,528
4,175	4,175	6,972	4,175	4,171	4,778	4,680	5,181
-	-	-	47,898	56,288	-	-	1,123
648	33,444	135,483	1,870	8,705	4,634	1,516	1,146
78,535	3,902,396	7,537,244	469,308	1,491,931	1,387,919	701,963	418,824
(2,394)	(413)	(1,033,843)	(104)	(258)	(139)	(38)	(3,764)
76,141	3,901,983	6,503,401	469,204	1,491,673	1,387,780	701,925	415,060
370,086	3,873,111	18,028,278	1,924,787	3,822,340	6,962,836	1,358,626	2,372,588

(114,386)	(32,723,263)	(104,809,441)	347,017	(18,812,644)	(1,114,476)	(886,794)	2,640,909
(85)	(13,899)	(36,648)	(1,270)	(292)	(17,431)	915	(238)
1,420,392	233,896,226	276,997,601	870,665	70,903,343	8,655,043	11,151,108	144,221
-	-	-	-	-	-	3,319	5
-	-	-	-	-	-	114	(69)
1,305,921	201,159,064	172,151,512	1,216,412	52,090,407	7,523,136	10,268,662	2,784,828

1,886,013	10,173,792	(166,997,312)	18,492,850	(18,472,648)	(13,892,662)	9,636,106	1,033,486
525	7,514	33,231	1,827	(381)	16,711	205,167	(72,420)
-	-	-	-	-	-	194	-
1,886,538	10,181,306	(166,964,081)	18,494,677	(18,473,029)	(13,875,951)	9,841,467	961,066
3,192,459	211,340,370	5,187,431	19,711,089	33,617,378	(6,352,815)	20,110,129	3,745,894
$3,562,545	$215,213,481	$23,215,709	$21,635,876	$37,439,718	$610,021	$21,468,755	$6,118,482

33

Statements of Changes in Net Assets
For the six months ended October 31, 2024 and the year ended April 30, 2024
(Unaudited)

	Invesco Large Cap Growth ETF (PWB)		Invesco Large Cap Value ETF (PWV)
	Six Months Ended October 31, 2024	Year Ended April 30, 2024	Six Months Ended October 31, 2024	Year Ended April 30, 2024
Operations:
Net investment income	$538,600	$1,801,550	$9,737,092	$18,273,969
Net realized gain (loss)	47,323,680	68,007,714	51,104,755	28,791,505
Change in net unrealized appreciation (depreciation)	77,178,778	112,177,183	6,194,192	107,044,000
Net increase in net assets resulting from operations	125,041,058	181,986,447	67,036,039	154,109,474
Distributions to Shareholders from:
Distributable earnings	-	(1,971,234)	(10,392,461)	(17,879,261)
Shareholder Transactions:
Proceeds from shares sold	337,867,456	391,738,403	428,330,490	223,447,470
Value of shares repurchased	(334,048,347)	(372,580,941)	(374,059,718)	(261,678,653)
Net increase (decrease) in net assets resulting from share transactions	3,819,109	19,157,462	54,270,772	(38,231,183)
Net increase (decrease) in net assets	128,860,167	199,172,675	110,914,350	97,999,030
Net assets:
Beginning of period	803,113,209	603,940,534	872,736,690	774,737,660
End of period	$931,973,376	$803,113,209	$983,651,040	$872,736,690
Changes in Shares Outstanding:
Shares sold	3,670,000	4,880,000	7,450,000	4,630,000
Shares repurchased	(3,670,000)	(4,650,000)	(6,600,000)	(5,460,000)
Shares outstanding, beginning of period	9,450,000	9,220,000	16,100,000	16,930,000
Shares outstanding, end of period	9,450,000	9,450,000	16,950,000	16,100,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

Invesco S&P 100 Equal Weight ETF (EQWL)		Invesco S&P 500 GARP ETF (SPGP)		Invesco S&P 500 Value with Momentum ETF (SPVM)
Six Months Ended October 31, 2024	Year Ended April 30, 2024	Six Months Ended October 31, 2024	Year Ended April 30, 2024	Six Months Ended October 31, 2024	Year Ended April 30, 2024

$7,466,630	$8,674,165	$31,307,367	$52,673,258	$370,086	$822,410
12,944,208	25,291,056	340,240,811	202,161,617	1,305,921	(1,841,286)
62,572,973	32,654,418	(162,083,441)	372,226,888	1,886,538	5,770,482
82,983,811	66,619,639	209,464,737	627,061,763	3,562,545	4,751,606

(7,224,585)	(8,229,000)	(29,042,007)	(54,704,523)	(337,380)	(864,291)

232,952,451	426,196,189	1,572,237,679	2,666,863,759	1,658,421	8,017,292
(39,588,080)	(89,020,776)	(2,412,199,818)	(1,350,566,966)	(9,310,598)	(11,199,265)
193,364,371	337,175,413	(839,962,139)	1,316,296,793	(7,652,177)	(3,181,973)
269,123,597	395,566,052	(659,539,409)	1,888,654,033	(4,427,012)	705,342

613,734,260	218,168,208	4,755,859,107	2,867,205,074	42,703,541	41,998,199
$882,857,857	$613,734,260	$4,096,319,698	$4,755,859,107	$38,276,529	$42,703,541

2,370,000	5,000,000	15,220,000	28,820,000	30,000	150,000
(410,000)	(1,040,000)	(23,450,000)	(14,790,000)	(170,000)	(230,000)
6,730,000	2,770,000	47,340,000	33,310,000	800,000	880,000
8,690,000	6,730,000	39,110,000	47,340,000	660,000	800,000

35

Statements of Changes in Net Assets—(continued)
For the six months ended October 31, 2024 and the year ended April 30, 2024
(Unaudited)

	Invesco S&P MidCap Momentum ETF (XMMO)		Invesco S&P MidCap Quality ETF (XMHQ)
	Six Months Ended October 31, 2024	Year Ended April 30, 2024	Six Months Ended October 31, 2024	Year Ended April 30, 2024
Operations:
Net investment income	$3,873,111	$7,491,347	$18,028,278	$18,119,889
Net realized gain	201,159,064	356,674,427	172,151,512	386,030,054
Change in net unrealized appreciation (depreciation)	10,181,306	65,402,253	(166,964,081)	380,997,033
Net increase in net assets resulting from operations	215,213,481	429,568,027	23,215,709	785,146,976
Distributions to Shareholders from:
Distributable earnings	(3,224,467)	(7,039,973)	(219,906,744)	(16,138,808)
Shareholder Transactions:
Proceeds from shares sold	1,862,771,218	1,900,707,861	2,377,785,653	3,852,016,457
Value of shares repurchased	(1,564,704,730)	(1,241,351,700)	(1,106,260,350)	(704,066,329)
Net increase in net assets resulting from share transactions	298,066,488	659,356,161	1,271,525,303	3,147,950,128
Net increase in net assets	510,055,502	1,081,884,215	1,074,834,268	3,916,958,296
Net assets:
Beginning of period	2,134,937,980	1,053,053,765	4,631,826,928	714,868,632
End of period	$2,644,993,482	$2,134,937,980	$5,706,661,196	$4,631,826,928
Changes in Shares Outstanding:
Shares sold	16,000,000	18,720,000	23,380,000	43,530,000
Shares repurchased	(13,830,000)	(13,100,000)	(10,770,000)	(8,100,000)
Shares outstanding, beginning of period	19,650,000	14,030,000	45,100,000	9,670,000
Shares outstanding, end of period	21,820,000	19,650,000	57,710,000	45,100,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

Invesco S&P MidCap Value with Momentum ETF (XMVM)		Invesco S&P SmallCap Momentum ETF (XSMO)		Invesco S&P SmallCap Value with Momentum ETF (XSVM)
Six Months Ended October 31, 2024	Year Ended April 30, 2024	Six Months Ended October 31, 2024	Year Ended April 30, 2024	Six Months Ended October 31, 2024	Year Ended April 30, 2024

$1,924,787	$2,712,990	$3,822,340	$1,600,283	$6,962,836	$11,810,410
1,216,412	12,628,114	52,090,407	28,394,232	7,523,136	38,187,731
18,494,677	20,247,872	(18,473,029)	21,553,132	(13,875,951)	87,524,899
21,635,876	35,588,976	37,439,718	51,547,647	610,021	137,523,040

(1,827,093)	(2,931,021)	(2,446,822)	(1,713,095)	(7,093,100)	(10,627,662)

28,793,754	137,196,617	1,288,792,664	385,643,667	72,989,926	363,699,068
(5,732,223)	(124,766,194)	(654,534,622)	(206,874,982)	(44,001,952)	(339,560,914)
23,061,531	12,430,423	634,258,042	178,768,685	28,987,974	24,138,154
42,870,314	45,088,378	669,250,938	228,603,237	22,504,895	151,033,532

215,316,821	170,228,443	406,525,292	177,922,055	763,364,679	612,331,147
$258,187,135	$215,316,821	$1,075,776,230	$406,525,292	$785,869,574	$763,364,679

530,000	2,900,000	20,110,000	6,990,000	1,320,000	7,280,000
(110,000)	(2,670,000)	(10,690,000)	(3,900,000)	(810,000)	(6,970,000)
4,230,000	4,000,000	7,060,000	3,970,000	14,200,000	13,890,000
4,650,000	4,230,000	16,480,000	7,060,000	14,710,000	14,200,000

37

Statements of Changes in Net Assets—(continued)
For the six months ended October 31, 2024 and the year ended April 30, 2024
(Unaudited)

	Invesco Zacks Mid-Cap ETF (CZA)		Invesco Zacks Multi-Asset Income ETF (CVY)
	Six Months Ended October 31, 2024	Year Ended April 30, 2024	Six Months Ended October 31, 2024	Year Ended April 30, 2024
Operations:
Net investment income	$1,358,626	$2,977,570	$2,372,588	$3,946,171
Net realized gain (loss)	10,268,662	8,625,579	2,784,828	(112,349)
Change in net unrealized appreciation	9,841,467	10,865,024	961,066	15,307,558
Net increase in net assets resulting from operations	21,468,755	22,468,173	6,118,482	19,141,380
Distributions to Shareholders from:
Distributable earnings	-	(2,662,587)	(2,535,566)	(4,393,774)
Shareholder Transactions:
Proceeds from shares sold	65,619,115	95,945,433	785,936	7,746,013
Value of shares repurchased	(76,595,312)	(121,327,875)	(1,005,393)	(5,729,997)
Net increase (decrease) in net assets resulting from share transactions	(10,976,197)	(25,382,442)	(219,457)	2,016,016
Net increase (decrease) in net assets	10,492,558	(5,576,856)	3,363,459	16,763,622
Net assets:
Beginning of period	193,318,634	198,895,490	112,938,970	96,175,348
End of period	$203,811,192	$193,318,634	$116,302,429	$112,938,970
Changes in Shares Outstanding:
Shares sold	620,000	990,000	30,000	330,000
Shares repurchased	(730,000)	(1,290,000)	(40,000)	(260,000)
Shares outstanding, beginning of period	2,000,000	2,300,000	4,550,800	4,480,800
Shares outstanding, end of period	1,890,000	2,000,000	4,540,800	4,550,800
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38

Financial Highlights
Invesco Large Cap Growth ETF (PWB)
	Six Months Ended October 31, 2024 (Unaudited)	Years Ended April 30,
		2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of period	$84.99	$65.50	$63.70	$71.25	$48.91	$48.75
Net investment income(a)	0.06	0.19	0.25	0.04	0.08	0.19
Net realized and unrealized gain (loss) on investments	13.57	19.51	1.81	(7.55)	22.34	0.24
Total from investment operations	13.63	19.70	2.06	(7.51)	22.42	0.43
Distributions to shareholders from:
Net investment income	-	(0.21)	(0.26)	(0.04)	(0.08)	(0.27)
Net asset value at end of period	$98.62	$84.99	$65.50	$63.70	$71.25	$48.91
Market price at end of period(b)	$98.58	$84.99	$65.48	$63.74	$71.25	$48.93
Net Asset Value Total Return(c)	16.04%	30.13%	3.27%	(10.55)%	45.89%	0.92%
Market Price Total Return(c)	15.99%	30.17%	3.18%	(10.50)%	45.83%	0.91%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$931,973	$803,113	$603,941	$613,418	$753,157	$613,853
Ratio to average net assets of:
Expenses	0.55%(d)	0.56%	0.56%	0.55%	0.56%	0.56%
Net investment income	0.12%(d)	0.26%	0.40%	0.05%	0.13%	0.38%
Portfolio turnover rate(e)	43%	101%	123%	129%	118%	166%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39

Financial Highlights—(continued)
Invesco Large Cap Value ETF (PWV)
	Six Months Ended October 31, 2024 (Unaudited)	Years Ended April 30,
		2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of period	$54.21	$45.76	$46.66	$44.21	$33.19	$36.73
Net investment income(a)	0.58	1.13	1.07	0.99	0.91	0.91
Net realized and unrealized gain (loss) on investments	3.86	8.42	(0.85)	2.40	11.05	(3.52)
Total from investment operations	4.44	9.55	0.22	3.39	11.96	(2.61)
Distributions to shareholders from:
Net investment income	(0.62)	(1.10)	(1.12)	(0.94)	(0.94)	(0.93)
Net asset value at end of period	$58.03	$54.21	$45.76	$46.66	$44.21	$33.19
Market price at end of period(b)	$57.99	$54.23	$45.75	$46.66	$44.20	$33.23
Net Asset Value Total Return(c)	8.23%	21.14%	0.53%	7.72%	36.68%	(7.12)%
Market Price Total Return(c)	8.12%	21.21%	0.52%	7.75%	36.50%	(7.04)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$983,651	$872,737	$774,738	$802,083	$736,477	$678,709
Ratio to average net assets of:
Expenses	0.55%(d)	0.53%	0.55%	0.55%	0.58%	0.56%
Net investment income	2.03%(d)	2.30%	2.32%	2.12%	2.47%	2.43%
Portfolio turnover rate(e)	48%	101%	104%	113%	149%	142%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40

Financial Highlights—(continued)
Invesco S&P 100 Equal Weight ETF (EQWL)
	Six Months Ended October 31, 2024 (Unaudited)	Years Ended April 30,
		2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of period	$91.19	$78.76	$76.86	$77.93	$53.60	$56.90
Net investment income(a)	0.99	1.88	1.66	1.57	1.34	1.30
Net realized and unrealized gain (loss) on investments	10.37	12.31	1.85	(1.14)	24.35	(3.22)
Total from investment operations	11.36	14.19	3.51	0.43	25.69	(1.92)
Distributions to shareholders from:
Net investment income	(0.96)	(1.76)	(1.61)	(1.50)	(1.36)	(1.38)
Net asset value at end of period	$101.59	$91.19	$78.76	$76.86	$77.93	$53.60
Market price at end of period(b)	$101.63	$91.26	$78.76	$76.71	$77.98	$53.54
Net Asset Value Total Return(c)	12.50%	18.19%	4.75%	0.46%	48.53%	(3.34)%
Market Price Total Return(c)	12.46%	18.28%	4.95%	0.20%	48.79%	(3.46)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$882,858	$613,734	$218,168	$117,593	$89,618	$53,604
Ratio to average net assets of:
Expenses, after Waivers	0.25%(d)	0.25%	0.25%	0.25%	0.25%	0.26%(e)
Expenses, prior to Waivers	0.29%(d)	0.33%	0.36%	0.35%	0.40%	0.40%(e)
Net investment income	2.02%(d)	2.21%	2.21%	1.90%	2.08%	2.28%(e)
Portfolio turnover rate(f)	8%	18%	17%	15%	20%	51%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(f)
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the year ended April 30, 2020, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41

Financial Highlights—(continued)
Invesco S&P 500 GARP ETF (SPGP)
	Six Months Ended October 31, 2024 (Unaudited)	Years Ended April 30,
		2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of period	$100.46	$86.08	$85.51	$85.25	$51.39	$55.20
Net investment income(a)	0.70	1.31	1.10	0.75	0.71	0.71
Net realized and unrealized gain (loss) on investments	4.24	14.41	0.50	0.17 (b)	33.95	(3.81)
Total from investment operations	4.94	15.72	1.60	0.92	34.66	(3.10)
Distributions to shareholders from:
Net investment income	(0.66)	(1.34)	(1.03)	(0.66)	(0.80)	(0.71)
Net asset value at end of period	$104.74	$100.46	$86.08	$85.51	$85.25	$51.39
Market price at end of period(c)	$104.74	$100.46	$86.07	$85.51	$85.34	$51.43
Net Asset Value Total Return(d)	4.92%	18.34%	1.96%	1.04%	67.94%	(5.56)%
Market Price Total Return(d)	4.92%	18.35%	1.95%	0.94%	67.99%	(5.45)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$4,096,320	$4,755,859	$2,867,205	$833,750	$411,737	$244,088
Ratio to average net assets of:
Expenses	0.33%(e)	0.36%	0.34%	0.33%	0.36%	0.34%
Net investment income	1.35%(e)	1.38%	1.30%	0.83%	1.07%	1.23%
Portfolio turnover rate(f)	44%	51%	49%	50%	68%	110%

(a)	Based on average shares outstanding.
(b)
Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the year ended April 30, 2020, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42

Financial Highlights—(continued)
Invesco S&P 500 Value with Momentum ETF (SPVM)
	Six Months Ended October 31, 2024 (Unaudited)	Years Ended April 30,
		2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of period	$53.38	$47.73	$51.04	$48.45	$31.56	$40.00
Net investment income(a)	0.54	1.08	1.22	0.84	0.78	0.87
Net realized and unrealized gain (loss) on investments	4.57	5.71	(3.22)	2.50 (b)	16.94	(8.26)
Total from investment operations	5.11	6.79	(2.00)	3.34	17.72	(7.39)
Distributions to shareholders from:
Net investment income	(0.50)	(1.14)	(1.31)	(0.75)	(0.83)	(1.05)
Net asset value at end of period	$57.99	$53.38	$47.73	$51.04	$48.45	$31.56
Market price at end of period(c)	$57.99	$53.41	$47.71	$50.98	$48.46	$31.62
Net Asset Value Total Return(d)	9.60%	14.43%	(3.87)%	6.94%	56.93%	(18.74)%
Market Price Total Return(d)	9.54%	14.54%	(3.80)%	6.80%	56.68%	(18.57)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$38,277	$42,704	$41,998	$57,681	$35,372	$44,190
Ratio to average net assets of:
Expenses, after Waivers	0.39%(e)	0.39%	0.39%	0.39%	0.39%	0.40%(f)
Expenses, prior to Waivers	0.40%(e)	0.58%	0.52%	0.48%	0.57%	0.45%(f)
Net investment income	1.89%(e)	2.18%	2.50%	1.64%	2.07%	2.24%(f)
Portfolio turnover rate(g)	35%	73%	77%	71%	83%	127%

(a)	Based on average shares outstanding.
(b)
Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(g)
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the year ended April 30, 2020, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43

Financial Highlights—(continued)
Invesco S&P MidCap Momentum ETF (XMMO)
	Six Months Ended October 31, 2024 (Unaudited)	Years Ended April 30,
		2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of period	$108.65	$75.06	$81.98	$85.50	$54.07	$59.05
Net investment income(a)	0.17	0.52	1.15	0.58	0.32	0.49
Net realized and unrealized gain (loss) on investments	12.56	33.57	(6.89)	(3.56)	31.45	(4.92)
Total from investment operations	12.73	34.09	(5.74)	(2.98)	31.77	(4.43)
Distributions to shareholders from:
Net investment income	(0.16)	(0.50)	(1.18)	(0.54)	(0.34)	(0.55)
Net asset value at end of period	$121.22	$108.65	$75.06	$81.98	$85.50	$54.07
Market price at end of period(b)	$121.24	$108.67	$75.05	$82.00	$85.51	$54.17
Net Asset Value Total Return(c)	11.72%	45.60%	(6.97)%	(3.50)%	58.94%	(7.45)%
Market Price Total Return(c)	11.71%	45.63%	(7.01)%	(3.49)%	58.66%	(7.32)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$2,644,993	$2,134,938	$1,053,054	$894,410	$943,934	$519,048
Ratio to average net assets of:
Expenses	0.30%(d)	0.39%	0.34%	0.33%	0.33%	0.34%
Net investment income	0.30%(d)	0.58%	1.50%	0.67%	0.44%	0.84%
Portfolio turnover rate(e)	52%	132%	129%	135%	100%	194%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the year ended April 30, 2020, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44

Financial Highlights—(continued)
Invesco S&P MidCap Quality ETF (XMHQ)
	Six Months Ended October 31, 2024 (Unaudited)	Years Ended April 30,
		2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of period	$102.70	$73.93	$70.03	$78.05	$47.16	$50.74
Net investment income(a)	0.35	0.76	1.03	1.00	0.77	0.67
Net realized and unrealized gain (loss) on investments	(3.80)(b)	28.65	3.98	(8.07)	30.84	(3.49)
Total from investment operations	(3.45)	29.41	5.01	(7.07)	31.61	(2.82)
Distributions to shareholders from:
Net investment income	(0.36)	(0.64)	(1.11)	(0.95)	(0.72)	(0.76)
Net asset value at end of period	$98.89	$102.70	$73.93	$70.03	$78.05	$47.16
Market price at end of period(c)	$98.90	$102.75	$73.92	$70.16	$78.13	$47.33
Net Asset Value Total Return(d)	0.92%	39.91%	7.33%	(9.16)%	67.43%	(5.52)%
Market Price Total Return(d)	0.87%	40.00%	7.11%	(9.07)%	67.00%	(5.15)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$5,706,661	$4,631,827	$714,869	$329,824	$245,868	$23,578
Ratio to average net assets of:
Expenses, after Waivers	0.25%(e)	0.25%	0.25%	0.25%	0.25%	0.27%(f)
Expenses, prior to Waivers	0.29%(e)	0.31%	0.33%	0.31%	0.37%	0.56%(f)
Net investment income	0.69%(e)	0.84%	1.46%	1.30%	1.17%	1.35%(f)
Portfolio turnover rate(g)	32%	62%	79%	83%	56%	130%

(a)	Based on average shares outstanding.
(b)
Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Ratios include non-recurring costs associated with a proxy statement of 0.02%.
(g)
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the year ended April 30, 2020, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45

Financial Highlights—(continued)
Invesco S&P MidCap Value with Momentum ETF (XMVM)
	Six Months Ended October 31, 2024 (Unaudited)	Years Ended April 30,
		2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of period	$50.90	$42.56	$44.63	$46.41	$25.75	$32.38
Net investment income(a)	0.43	0.68	0.83	0.64	0.38	0.54
Net realized and unrealized gain (loss) on investments	4.60	8.41	(2.10)	(1.79)	20.73	(6.49)
Total from investment operations	5.03	9.09	(1.27)	(1.15)	21.11	(5.95)
Distributions to shareholders from:
Net investment income	(0.41)	(0.75)	(0.80)	(0.63)	(0.45)	(0.68)
Net asset value at end of period	$55.52	$50.90	$42.56	$44.63	$46.41	$25.75
Market price at end of period(b)	$55.52	$50.96	$42.50	$44.65	$46.51	$25.81
Net Asset Value Total Return(c)	9.90%	21.48%	(2.78)%	(2.51)%	82.77%	(18.59)%
Market Price Total Return(c)	9.77%	21.79%	(2.97)%	(2.67)%	82.75%	(18.34)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$258,187	$215,317	$170,228	$257,070	$132,722	$45,060
Ratio to average net assets of:
Expenses, after Waivers	0.39%(d)	0.39%	0.39%	0.39%	0.39%	0.40%(e)
Expenses, prior to Waivers	0.39%(d)	0.41%	0.40%	0.39%	0.46%	0.44%(e)
Net investment income	1.60%(d)	1.44%	1.88%	1.38%	1.09%	1.72%(e)
Portfolio turnover rate(f)	35%	82%	76%	76%	78%	128%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(f)
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the year ended April 30, 2020, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46

Financial Highlights—(continued)
Invesco S&P SmallCap Momentum ETF (XSMO)
	Six Months Ended October 31, 2024 (Unaudited)	Years Ended April 30,
		2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of period	$57.58	$44.82	$48.07	$51.21	$32.48	$37.29
Net investment income(a)	0.28	0.37	0.66	0.26	0.24	0.34
Net realized and unrealized gain (loss) on investments	7.61	12.80	(3.25)	(3.20)	18.77	(4.71)
Total from investment operations	7.89	13.17	(2.59)	(2.94)	19.01	(4.37)
Distributions to shareholders from:
Net investment income	(0.19)	(0.41)	(0.66)	(0.20)	(0.28)	(0.44)
Net asset value at end of period	$65.28	$57.58	$44.82	$48.07	$51.21	$32.48
Market price at end of period(b)	$65.28	$57.64	$44.77	$48.05	$51.16	$32.56
Net Asset Value Total Return(c)	13.70%	29.51%	(5.38)%	(5.78)%	58.74%	(11.70)%
Market Price Total Return(c)	13.59%	29.79%	(5.45)%	(5.72)%	58.20%	(11.53)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,075,776	$406,525	$177,922	$145,652	$171,548	$74,694
Ratio to average net assets of:
Expenses, after Waivers	0.35%(d)	0.39%	0.39%	0.37%	0.39%	0.39%
Expenses, prior to Waivers	0.35%(d)	0.40%	0.42%	0.37%	0.40%	0.40%
Net investment income	0.89%(d)	0.70%	1.40%	0.48%	0.53%	0.92%
Portfolio turnover rate(e)	58%	107%	125%	147%	132%	180%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the year ended April 30, 2020, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

47

Financial Highlights—(continued)
Invesco S&P SmallCap Value with Momentum ETF (XSVM)
	Six Months Ended October 31, 2024 (Unaudited)	Years Ended April 30,
		2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of period	$53.76	$44.08	$50.04	$49.21	$22.95	$30.31
Net investment income(a)	0.48	0.89	0.68	0.74	0.38	0.51
Net realized and unrealized gain (loss) on investments	(0.33)	9.60	(5.91)	0.84 (b)	26.23	(7.27)
Total from investment operations	0.15	10.49	(5.23)	1.58	26.61	(6.76)
Distributions to shareholders from:
Net investment income	(0.49)	(0.81)	(0.73)	(0.75)	(0.35)	(0.60)
Net asset value at end of period	$53.42	$53.76	$44.08	$50.04	$49.21	$22.95
Market price at end of period(c)	$53.43	$53.82	$44.07	$50.03	$49.27	$22.92
Net Asset Value Total Return(d)	0.27%	23.95%	(10.46)%	3.18%	116.75%	(22.43)%
Market Price Total Return(d)	0.18%	24.11%	(10.47)%	3.04%	117.30%	(22.51)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$785,870	$763,365	$612,331	$711,075	$259,319	$52,778
Ratio to average net assets of:
Expenses, after Waivers	0.35%(e)	0.37%	0.36%	0.36%	0.39%	0.40%(f)
Expenses, prior to Waivers	0.35%(e)	0.37%	0.36%	0.36%	0.41%	0.40%(f)
Net investment income	1.74%(e)	1.79%	1.44%	1.41%	1.11%	1.73%(f)
Portfolio turnover rate(g)	37%	77%	86%	73%	75%	136%

(a)	Based on average shares outstanding.
(b)
Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(g)
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the year ended April 30, 2020, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

48

Financial Highlights—(continued)
Invesco Zacks Mid-Cap ETF (CZA)
	Six Months Ended October 31, 2024 (Unaudited)	Years Ended April 30,
		2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of period	$96.66	$86.48	$89.72	$88.94	$57.49	$70.67
Net investment income(a)	0.69	1.39	1.06	1.06	0.83	1.03
Net realized and unrealized gain (loss) on investments	10.49	10.07	(2.78)	0.57	31.70	(13.14)
Total from investment operations	11.18	11.46	(1.72)	1.63	32.53	(12.11)
Distributions to shareholders from:
Net investment income	-	(1.28)	(1.52)	(0.85)	(1.08)	(1.07)
Net asset value at end of period	$107.84	$96.66	$86.48	$89.72	$88.94	$57.49
Market price at end of period(b)	$107.84	$96.66	$86.48	$89.97	$88.93	$57.59
Net Asset Value Total Return(c)	11.57%	13.31%	(1.93)%	1.82%	56.93%	(17.51)%
Market Price Total Return(c)	11.57%	13.31%	(2.20)%	2.12%	56.65%	(17.46)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$203,811	$193,319	$198,895	$211,735	$226,798	$232,835
Ratio to average net assets of:
Expenses, after Waivers	0.69%(d)	0.69%	0.72%	0.74%	0.69%	0.65%(e)(f)
Expenses, prior to Waivers	0.69%(d)	0.69%	0.72%	0.74%	0.69%	0.68%(e)(f)
Net investment income	1.34%(d)	1.54%	1.20%	1.16%	1.18%	1.46%(f)
Portfolio turnover rate(g)	61%	118%	122%	121%	162%	144%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(f)	Ratios include non-recurring costs associated with a proxy statement of less than 0.005%.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

49

Financial Highlights—(continued)
Invesco Zacks Multi-Asset Income ETF (CVY)
	Six Months Ended October 31, 2024 (Unaudited)	Years Ended April 30,
		2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of period	$24.82	$21.46	$22.65	$24.06	$15.82	$22.25
Net investment income(a)(b)	0.52	0.90	0.95	0.67	0.65	0.77
Net realized and unrealized gain (loss) on investments	0.83	3.46	(0.94)	(1.44)	8.20	(6.45)
Total from investment operations	1.35	4.36	0.01	(0.77)	8.85	(5.68)
Distributions to shareholders from:
Net investment income	(0.56)	(1.00)	(1.20)	(0.64)	(0.61)	(0.75)
Net asset value at end of period	$25.61	$24.82	$21.46	$22.65	$24.06	$15.82
Market price at end of period(c)	$25.60	$24.86	$21.48	$22.61	$24.08	$15.84
Net Asset Value Total Return(d)	5.46%	20.83%	0.28%	(3.30)%	57.19%	(25.93)%
Market Price Total Return(d)	5.26%	20.91%	0.56%	(3.54)%	57.13%	(25.91)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$116,302	$112,939	$96,175	$114,150	$133,536	$125,007
Ratio to average net assets of:
Expenses, after Waivers(e)	0.71%(f)	0.64%	0.73%	0.73%	0.73%	0.65%(g)
Expenses, prior to Waivers(e)	0.71%(f)	0.65%	0.73%	0.74%	0.73%	0.69%(g)
Net investment income(b)	4.05%(f)	3.94%	4.37%	2.77%	3.48%	3.64%(g)
Portfolio turnover rate(h)	54%	117%	142%	161%	176%	203%

(a)	Based on average shares outstanding.
(b)
Net investment income (loss) is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratio of net investment income (loss) does not include net investment income of the underlying funds in which the Fund invests.

(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(f)	Annualized.
(g)	Ratios include non-recurring costs associated with a proxy statement of less than 0.005%.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Notes to Financial Statements
Invesco Exchange-Traded Fund Trust
October 31, 2024
(Unaudited)
NOTE 1—Organization
Invesco Exchange-Traded Fund Trust (the “Trust”) was organized as a Massachusetts business trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:
Full Name	Short Name
Invesco Large Cap Growth ETF (PWB)	"Large Cap Growth ETF"
Invesco Large Cap Value ETF (PWV)	"Large Cap Value ETF"
Invesco S&P 100 Equal Weight ETF (EQWL)	"S&P 100 Equal Weight ETF"
Invesco S&P 500 GARP ETF (SPGP)	"S&P 500 GARP ETF"
Invesco S&P 500 Value with Momentum ETF (SPVM)	"S&P 500 Value with Momentum ETF"
Invesco S&P MidCap Momentum ETF (XMMO)	"S&P MidCap Momentum ETF"
Invesco S&P MidCap Quality ETF (XMHQ)	"S&P MidCap Quality ETF"
Invesco S&P MidCap Value with Momentum ETF (XMVM)	"S&P MidCap Value with Momentum ETF"
Invesco S&P SmallCap Momentum ETF (XSMO)	"S&P SmallCap Momentum ETF"
Invesco S&P SmallCap Value with Momentum ETF (XSVM)	"S&P SmallCap Value with Momentum ETF"
Invesco Zacks Mid-Cap ETF (CZA)	"Zacks Mid-Cap ETF"
Invesco Zacks Multi-Asset Income ETF (CVY)	"Zacks Multi-Asset Income ETF"
Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on NYSE Arca, Inc.
The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit”, as set forth in each Fund’s prospectus. Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”), though each Fund reserves the right to issue and redeem Creation Units in exchange for cash. Except when aggregated in Creation Units by authorized participants (“APs”), the Shares are not individually redeemable securities of the Funds.
The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):
Fund	Underlying Index
Large Cap Growth ETF	Dynamic Large Cap Growth IntellidexSM Index
Large Cap Value ETF	Dynamic Large Cap Value IntellidexSM Index
S&P 100 Equal Weight ETF	S&P 100® Equal Weight Index
S&P 500 GARP ETF	S&P 500® GARP Index
S&P 500 Value with Momentum ETF	S&P 500® High Momentum Value Index
S&P MidCap Momentum ETF	S&P MidCap 400® Momentum Index
S&P MidCap Quality ETF	S&P MidCap 400® Quality Index
S&P MidCap Value with Momentum ETF	S&P MidCap 400® High Momentum Value Index
S&P SmallCap Momentum ETF	S&P SmallCap 600® Momentum Index
S&P SmallCap Value with Momentum ETF	S&P SmallCap 600® High Momentum Value Index
Zacks Mid-Cap ETF	Zacks Mid-Cap Core Index
Zacks Multi-Asset Income ETF	Zacks Multi-Asset Income Index
NOTE 2—Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services—Investment Companies.

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A.
Security Valuation - Securities, including restricted securities, are valued according to the following policies:
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day NAV per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment ("unreliable"). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity

52

to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price a Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, a Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.
The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of a Fund’s NAV and, accordingly, they reduce a Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.
C.
Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Dividends and Distributions to Shareholders - Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly (except for Zacks Mid-Cap ETF, which declares and pays dividends from net investment income, if any, to shareholders annually) and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.
E.
Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s

53

taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.
The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Foreign Withholding Taxes - Certain Funds are subject to foreign withholding tax imposed by certain foreign countries in which the Funds may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. Certain Funds may file withholding tax refunds in certain jurisdictions to seek to recover a portion of amounts previously withheld. Certain Funds will record a receivable for such tax refunds based on several factors including; an assessment of a jurisdiction’s legal obligation to pay reclaims, administrative practices and payment history. Any receivables recorded will be shown under receivables for Foreign tax reclaims on the Statements of Assets and Liabilities. There is no guarantee that a Fund will receive refunds applied for in a timely manner or at all.
As a result of recent court rulings in certain countries across the European Union, tax refunds for previously withheld taxes on dividends earned in those countries have been received by investment companies. Any tax refund payments are reflected as Foreign withholding tax claims in the Statements of Operations, and any related interest is included in Unaffiliated interest income. Certain Funds may incur fees paid to third party providers that assist in the recovery of the tax reclaims. These fees are excluded from the unitary management fee and are reflected on the Statements of Operations as Professional fees, if any. In the event tax refunds received by a Fund during the fiscal year exceed the foreign withholding taxes paid by a Fund for the year, and the Fund previously passed foreign tax credits on to its shareholders, the Fund intends to enter into a closing agreement with the Internal Revenue Service in order to pay the associated liability on behalf of the Funds’ shareholders. For the six months ended October 31, 2024, the Funds did not enter into any closing agreements.
G.
Expenses - Each Fund is responsible for all of its own expenses, including, but not limited to, the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with executions of portfolio transactions, sub-licensing fees related to its respective Underlying Index, any distribution fees or expenses, litigation expenses, fees payable to the Trust’s Board members and officers who are not “interested persons” (as defined in the 1940 Act) of the Trust or the Adviser (the “Independent Trustees”), expenses incurred in connection with the Board members’ services, including travel expenses and legal fees of counsel for the Independent Trustees, and extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust or the Adviser (an "Interested Trustee"), or (iii) any other matters that directly benefit the Adviser).
Expenses of the Trust that are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.
To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.
H.
Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
I.
Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

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J.
Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income, net on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.
Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, serves as an affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNYM”) also serves as a securities lending agent. To the extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended October 31, 2024, each Fund had affiliated securities lending transactions with Invesco. Fees paid to Invesco for securities lending agent services, which are included in Securities lending income, net on the Statements of Operations, were incurred by each Fund as listed below:
Amount
Large Cap Growth ETF	$1,256
Large Cap Value ETF	486
S&P 100 Equal Weight ETF	554
S&P 500 GARP ETF	3,475
S&P 500 Value with Momentum ETF	288
S&P MidCap Momentum ETF	4,179
S&P MidCap Quality ETF	15,803
S&P MidCap Value with Momentum ETF	1,393
S&P SmallCap Momentum ETF	5,871
S&P SmallCap Value with Momentum ETF	18,116
Zacks Mid-Cap ETF	1,261
Zacks Multi-Asset Income ETF	9,499

K.
Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Each Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on a Fund’s books

55

and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.
Each Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which a Fund invests.
The performance of a Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause a Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that a Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of a Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statements of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.
Other Risks
ADR Risk. Certain Funds may invest in American depositary receipts (“ADRs”). ADRs are certificates that evidence ownership of shares of a foreign issuer and are alternatives to purchasing the underlying foreign securities directly in their national markets and currencies. ADRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency, political, economic and market risks, because their values depend on the performance of the non-dollar denominated underlying foreign securities. Moreover, ADRs may not track the price of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading.
AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Additionally, investments in non-U.S. securities may have lower trading volumes or could experience extended market closures or trading halts. To the extent that a Fund invests in non-U.S. securities, it may face increased risks that APs may not be able to effectively create or redeem Creation Units, or that the Shares may be halted and/or delisted.
Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.
Growth Investing Risk. For certain Funds, the market values of “growth” securities may be more volatile than other types of investments. The returns on “growth” securities may or may not move in tandem with the returns on other styles of investing or the overall stock market. Growth securities typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Thus, the value of a Fund’s investments will vary and at times may be lower than that of other types of investments.
Index Risk. Unlike many investment companies that are "actively managed", each Fund is a "passive" investor and therefore does not utilize an investing strategy that seeks returns in excess of its respective Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. If a specific security is removed from an Underlying Index, its respective Fund may be forced to sell such security at an inopportune time or for a price lower than the security’s current market value.

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An Underlying Index may not contain the appropriate mix of securities for any particular economic cycle. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule. Further, unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the impact of periods of market volatility or market decline. This means that, based on certain market and economic conditions, a Fund’s performance could be lower than other types of funds with investment advisers that actively manage their portfolio assets to take advantage of market opportunities or defend against market events.
Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.
Investment in Investment Companies Risk. Investing in other investment companies, including exchange-traded funds ("ETFs") and closed-end funds, subjects a Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease or the portfolio becomes illiquid. Moreover, a Fund will pay indirectly a proportional share of the fees and expenses of the investment companies in which it invests. Investments in another ETF or closed-end fund are subject to, among other risks, the risk that the ETF’s or closed-end fund’s shares may trade at a discount or premium relative to the NAV of its shares and the listing exchange may halt trading of the fund’s shares.
Market Risk. Securities in each Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in an Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises or other events could result in increased premiums or discounts to each Fund’s NAV.
Master Limited Partnership Risk. Certain Funds may invest in master limited partnerships (“MLPs”). An MLP is an entity that is classified as a partnership under the Internal Revenue Code and whose partnership interests or “units” are traded on securities exchanges like shares of corporate stock. Investments in MLP units are subject to certain risks inherent in a partnership structure, including (i) tax risks, (ii) the limited ability to elect or remove management or the general partner or managing member, (iii) limited voting rights and (iv) conflicts of interest between the general partner or managing member and its affiliates and the limited partners or members. Securities issued by MLPs may experience limited trading volumes and may be relatively illiquid or volatile at times. As partnerships, MLPs may be subject to less regulation (and less protection for investors) than corporations under state laws, and may be subject to state taxation in certain jurisdictions, which may reduce the amount of income an MLP pays to its investors.
Momentum Investing Risk. For certain Funds, the momentum style of investing is subject to the risk that the securities may be more volatile than the market as a whole, or that the returns on securities that previously have exhibited price momentum are less than returns on other styles of investing. Momentum can turn quickly, and stocks that previously have exhibited high momentum may not experience continued positive momentum. In addition, there may be periods when the momentum style of investing is out of favor and therefore, the investment performance of a Fund may suffer.
Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.
Non-Diversification Risk. To the extent certain Funds become non-diversified, such Funds can invest a greater portion of their respective assets in securities of individual issuers than can a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase certain Funds’ volatility and cause the performance of a relatively small number of issuers to have a greater impact on such Funds’ performance.
Portfolio Turnover Risk. Certain Funds may engage in frequent trading of their portfolio securities in connection with the rebalancing or adjustment of their respective Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for a Fund. While a high portfolio turnover rate can result in an increase in

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taxable capital gains distributions to a Fund’s shareholders, a Fund will seek to utilize the in-kind creation and redemption mechanism to minimize the realization of capital gains to the extent possible.
Preferred Securities Risk. There are special risks associated with investing in preferred securities. Preferred securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If a Fund owns a security that is deferring or omitting its distributions, the Fund may be required to report the distribution on its tax returns, even though it may not have received any income. Further, preferred securities may lose substantial value due to the omission or deferment of dividend payments. Preferred securities may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer. Preferred securities also may be subordinated to bonds or other debt instruments in an issuer’s capital structure, subjecting them to a greater risk of non-payment than more senior securities.
REIT Risk. REITs are pooled investment vehicles that trade like stocks and invest substantially all of their assets in real estate and may qualify for special tax considerations. REITs are subject to certain risks inherent in the direct ownership of real estate, including without limitation, a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers. Further, failure of a company to qualify as a REIT under federal tax law may have adverse consequences to the REIT’s shareholders. In addition, REITs may have expenses, including advisory and administration expenses, and REIT shareholders will incur a proportionate share of the underlying expenses.
Small- and Mid-Capitalization Company Risk. For certain Funds, investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.
Value Investing Risk. For certain Funds, value securities are subject to the risk that the valuations never improve or that the returns on value securities are less than returns on other styles of investing or the overall stock market. Thus, the value of a Fund’s investments will vary and at times may be lower than that of other types of investments.
NOTE 3—Investment Advisory Agreement and Other Agreements
The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services. Pursuant to the Investment Advisory Agreement, each of S&P 500 GARP ETF, S&P 500 Value with Momentum ETF, S&P MidCap Momentum ETF, S&P MidCap Value with Momentum ETF, S&P SmallCap Momentum ETF and S&P SmallCap Value with Momentum ETF accrues daily and pays monthly to the Adviser an annual fee of 0.29% of the Fund’s average daily net assets. Each of S&P 100 Equal Weight ETF and S&P MidCap Quality ETF accrues daily and pays monthly to the Adviser an annual fee of 0.25% of the Fund’s average daily net assets. Each of Large Cap Growth ETF, Large Cap Value ETF, Zacks Mid-Cap ETF, and Zacks Multi-Asset Income ETF accrues daily and pays monthly to the Adviser an annual fee of 0.50% of the Fund’s average daily net assets.
The Trust also has entered into an Amended and Restated Excess Expense Agreement (the “Expense Agreement”) with the Adviser on behalf of each Fund, pursuant to which the Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses (excluding interest expenses, offering costs, brokerage commissions and other trading expenses, taxes, acquired fund fees and expenses, if any, and extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser)) of each of S&P 500 GARP ETF, S&P 500 Value with Momentum ETF, S&P MidCap Momentum ETF, S&P MidCap Value with Momentum ETF, S&P SmallCap Momentum ETF and S&P SmallCap Value with Momentum ETF from exceeding 0.39% of the Fund’s average daily net assets per year (the “Expense Cap”), through at least August 31, 2026. The Expense Cap for each of S&P 100 Equal Weight ETF and S&P MidCap Quality ETF is 0.25% of the Fund’s average daily net assets per year, through at least August 31, 2026. The Expense Cap for each of Large Cap Growth ETF, Large Cap Value ETF, Zacks Mid-Cap ETF, and Zacks Multi-Asset Income ETF is 0.60% of the Fund’s average daily net assets per year through at least August 31, 2026, and sub-licensing fees are excluded from the expenses subject to the Expense Cap for these Funds in addition to the excluded expenses above. Unless the Adviser continues the Expense Agreement, it will terminate on August 31, 2026. During its term, the Expense Agreement cannot be terminated or amended to increase the Expense Cap without approval of the Board of Trustees. The Adviser did not waive fees and/or pay Fund expenses during the six months ended October 31, 2024 under this Expense Cap for Large Cap Growth ETF, Large Cap Value ETF, S&P 500 GARP ETF, S&P MidCap Momentum ETF, S&P MidCap Value with Momentum ETF, S&P SmallCap Momentum ETF, S&P SmallCap Value with Momentum ETF, Zacks Mid-Cap ETF and Zacks Multi-Asset Income ETF.
Further, through at least August 31, 2026, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other

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funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. This waiver does not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date. This waiver is not subject to recapture by the Adviser.
For the six months ended October 31, 2024, the Adviser waived fees and/or paid Fund expenses for each Fund in the following amounts:
Large Cap Growth ETF	$163
Large Cap Value ETF	253
S&P 100 Equal Weight ETF	137,839
S&P 500 GARP ETF	1,545
S&P 500 Value with Momentum ETF	2,394
S&P MidCap Momentum ETF	413
S&P MidCap Quality ETF	1,033,843
S&P MidCap Value with Momentum ETF	104
S&P SmallCap Momentum ETF	258
S&P SmallCap Value with Momentum ETF	139
Zacks Mid-Cap ETF	38
Zacks Multi-Asset Income ETF	3,764
The fees waived and/or expenses borne by the Adviser pursuant to the Expense Cap are subject to recapture by the Adviser for up to three years from the date the fees were waived or the expenses were incurred, but no recapture payment will be made by the Funds if it would result in the Funds exceeding (i) the Expense Cap or (ii) the expense cap in effect at the time the fees and/or expenses subject to recapture were waived and/or borne by the Adviser.
For the following Funds, the amounts available for potential future recapture by the Adviser under the Expense Agreement and the expiration schedule as of October 31, 2024 are as follows:
	Total Potential Recapture Amounts	Potential Recapture Amounts Expiring
		4/30/25	4/30/26	4/30/27	10/31/27
S&P 100 Equal Weight ETF	$670,782	$55,151	$159,032	$318,934	$137,665
S&P 500 Value with Momentum ETF	157,777	17,506	64,754	73,164	2,353
S&P MidCap Quality ETF	2,680,066	103,423	288,036	1,257,926	1,030,681
S&P MidCap Value with Momentum ETF	17,290	-	-	17,290	-
S&P SmallCap Momentum ETF	11,756	-	-	11,756	-
The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.
The Adviser has entered into a licensing agreement on behalf of each Fund with the following entities (each, a “Licensor”):
Fund	Licensor
Large Cap Growth ETF	ICE Data Indices, LLC
Large Cap Value ETF	ICE Data Indices, LLC
S&P 100 Equal Weight ETF	S&P Dow Jones Indices LLC
S&P 500 GARP ETF	S&P Dow Jones Indices LLC
S&P 500 Value with Momentum ETF	S&P Dow Jones Indices LLC
S&P MidCap Momentum ETF	S&P Dow Jones Indices LLC
S&P MidCap Quality ETF	S&P Dow Jones Indices LLC
S&P MidCap Value with Momentum ETF	S&P Dow Jones Indices LLC
S&P SmallCap Momentum ETF	S&P Dow Jones Indices LLC
S&P SmallCap Value with Momentum ETF	S&P Dow Jones Indices LLC
Zacks Mid-Cap ETF	Zacks Investment Research, Inc.
Zacks Multi-Asset Income ETF	Zacks Investment Research, Inc.
Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are required to pay the sub-licensing fees that are shown on the Statements of Operations. The

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Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.
The Trust has entered into service agreements whereby BNYM, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.
For the six months ended October 31, 2024, the Funds incurred brokerage commissions with Invesco Capital Markets, Inc. ("ICMI"), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Funds, as listed below:
Large Cap Growth ETF	$30,988
Large Cap Value ETF	53,839
S&P 100 Equal Weight ETF	9,046
S&P 500 GARP ETF	100,697
S&P 500 Value with Momentum ETF	2,596
S&P MidCap Momentum ETF	41,817
S&P MidCap Quality ETF	15,558
S&P MidCap Value with Momentum ETF	29,032
S&P SmallCap Momentum ETF	28,586
S&P SmallCap Value with Momentum ETF	34,920
Zacks Mid-Cap ETF	14,722
Zacks Multi-Asset Income ETF	32,940
Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.
NOTE 4—Security Transactions with Affiliated Funds
Each Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Invesco ETF from or to another fund that is or could be considered an "affiliated person" by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s "current market price", as provided for in these procedures and Rule 17a-7.
For the six months ended October 31, 2024, the following Funds engaged in transactions with affiliates as listed below:
	Securities Purchases	Securities Sales	Net Realized Gains*
S&P MidCap Momentum ETF	$-	$128,050,778	$28,243,722
S&P MidCap Value with Momentum ETF	-	3,707,808	1,853,254

*	Net realized gains (losses) from securities sold to affiliates are included in net realized gain (loss) from investment securities in the Statements of Operations.
NOTE 5—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of October 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent

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uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Large Cap Growth ETF
Investments in Securities
Common Stocks & Other Equity Interests	$932,093,441	$-	$-	$932,093,441
Money Market Funds	402,035	26,503,553	-	26,905,588
Total Investments	$932,495,476	$26,503,553	$-	$958,999,029
Large Cap Value ETF
Investments in Securities
Common Stocks & Other Equity Interests	$981,987,175	$-	$-	$981,987,175
Money Market Funds	277,946	19,340,298	-	19,618,244
Total Investments	$982,265,121	$19,340,298	$-	$1,001,605,419
S&P 100 Equal Weight ETF
Investments in Securities
Common Stocks & Other Equity Interests	$881,930,944	$-	$-	$881,930,944
Money Market Funds	153,752	13,004,948	-	13,158,700
Total Investments	$882,084,696	$13,004,948	$-	$895,089,644
S&P 500 GARP ETF
Investments in Securities
Common Stocks & Other Equity Interests	$4,094,369,509	$-	$-	$4,094,369,509
Money Market Funds	2,259,781	106,770,096	-	109,029,877
Total Investments	$4,096,629,290	$106,770,096	$-	$4,203,399,386
S&P 500 Value with Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$38,233,025	$-	$-	$38,233,025
Money Market Funds	80,579	1,741,226	-	1,821,805
Total Investments	$38,313,604	$1,741,226	$-	$40,054,830
S&P MidCap Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$2,643,459,962	$-	$-	$2,643,459,962
Money Market Funds	1,527,730	92,392,716	-	93,920,446
Total Investments	$2,644,987,692	$92,392,716	$-	$2,737,380,408
S&P MidCap Quality ETF
Investments in Securities
Common Stocks & Other Equity Interests	$5,705,698,006	$-	$-	$5,705,698,006
Money Market Funds	684,057	437,739,308	-	438,423,365
Total Investments	$5,706,382,063	$437,739,308	$-	$6,144,121,371
S&P MidCap Value with Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$258,194,466	$-	$-	$258,194,466
Money Market Funds	124,942	27,646,476	-	27,771,418
Total Investments	$258,319,408	$27,646,476	$-	$285,965,884
S&P SmallCap Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,075,090,162	$-	$-	$1,075,090,162
Money Market Funds	764,441	195,559,243	-	196,323,684
Total Investments	$1,075,854,603	$195,559,243	$-	$1,271,413,846
S&P SmallCap Value with Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$785,565,444	$-	$-	$785,565,444
Money Market Funds	339,292	151,366,968	-	151,706,260
Total Investments	$785,904,736	$151,366,968	$-	$937,271,704

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	Level 1	Level 2	Level 3	Total
Zacks Mid-Cap ETF
Investments in Securities
Common Stocks & Other Equity Interests	$203,834,984	$-	$-	$203,834,984
Money Market Funds	198,098	19,847,103	-	20,045,201
Total Investments	$204,033,082	$19,847,103	$-	$223,880,185
Zacks Multi-Asset Income ETF
Investments in Securities
Common Stocks & Other Equity Interests	$92,723,186	$-	$-	$92,723,186
Preferred Stocks	11,809,750	-	-	11,809,750
Closed-End Funds	11,547,737	-	-	11,547,737
Money Market Funds	102,016	20,039,021	-	20,141,037
Total Investments	$116,182,689	$20,039,021	$-	$136,221,710
NOTE 6—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.
Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Funds had capital loss carryforwards as of April 30, 2024, as follows:
	No expiration
	Short-Term	Long-Term	Total*
Large Cap Growth ETF	$244,548,751	$-	$244,548,751
Large Cap Value ETF	417,470,598	86,943,416	504,414,014
S&P 100 Equal Weight ETF	2,834,136	4,875,929	7,710,065
S&P 500 GARP ETF	202,806,171	51,947,161	254,753,332
S&P 500 Value with Momentum ETF	16,643,905	6,994,763	23,638,668
S&P MidCap Momentum ETF	279,927,988	-	279,927,988
S&P MidCap Quality ETF	-	-	-
S&P MidCap Value with Momentum ETF	49,649,121	19,311,968	68,961,089
S&P SmallCap Momentum ETF	89,036,591	4,245,764	93,282,355
S&P SmallCap Value with Momentum ETF	171,631,700	66,015,557	237,647,257
Zacks Mid-Cap ETF	125,865,528	14,582,971	140,448,499
Zacks Multi-Asset Income ETF	366,259,025	81,941,039	448,200,064

*
Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 7—Investment Transactions
For the six months ended October 31, 2024, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:
	Purchases	Sales
Large Cap Growth ETF	$380,970,295	$377,091,252
Large Cap Value ETF	460,082,854	456,698,897
S&P 100 Equal Weight ETF	58,306,150	58,674,916
S&P 500 GARP ETF	2,007,132,694	2,009,702,143
S&P 500 Value with Momentum ETF	13,723,710	13,757,980
S&P MidCap Momentum ETF	1,361,152,462	1,361,002,258
S&P MidCap Quality ETF	1,638,690,746	1,840,638,367
S&P MidCap Value with Momentum ETF	84,424,154	84,328,365
S&P SmallCap Momentum ETF	514,685,055	512,945,273

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	Purchases	Sales
S&P SmallCap Value with Momentum ETF	$297,050,700	$296,875,971
Zacks Mid-Cap ETF	123,967,851	122,290,743
Zacks Multi-Asset Income ETF	62,739,357	62,421,367
For the six months ended October 31, 2024, in-kind transactions associated with creations and redemptions were as follows:
	In-kind Purchases	In-kind Sales
Large Cap Growth ETF	$337,751,475	$337,296,946
Large Cap Value ETF	427,983,938	377,234,444
S&P 100 Equal Weight ETF	232,565,157	39,110,493
S&P 500 GARP ETF	1,571,942,353	2,407,960,178
S&P 500 Value with Momentum ETF	1,652,281	9,245,650
S&P MidCap Momentum ETF	1,863,108,611	1,564,952,451
S&P MidCap Quality ETF	2,375,930,720	1,103,032,209
S&P MidCap Value with Momentum ETF	28,813,964	5,734,470
S&P SmallCap Momentum ETF	1,288,325,581	655,146,632
S&P SmallCap Value with Momentum ETF	72,885,576	43,971,866
Zacks Mid-Cap ETF	65,412,371	76,644,195
Zacks Multi-Asset Income ETF	706,703	902,622
Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.
As of October 31, 2024, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation	Cost
Large Cap Growth ETF	$237,709,553	$(12,343,963)	$225,365,590	$733,633,439
Large Cap Value ETF	134,390,083	(21,574,217)	112,815,866	888,789,553
S&P 100 Equal Weight ETF	120,470,355	(22,974,886)	97,495,469	797,594,175
S&P 500 GARP ETF	455,224,937	(190,277,429)	264,947,508	3,938,451,878
S&P 500 Value with Momentum ETF	5,723,129	(889,317)	4,833,812	35,221,018
S&P MidCap Momentum ETF	215,074,586	(78,824,142)	136,250,444	2,601,129,964
S&P MidCap Quality ETF	580,424,859	(346,205,780)	234,219,079	5,909,902,292
S&P MidCap Value with Momentum ETF	44,429,177	(9,298,424)	35,130,753	250,835,131
S&P SmallCap Momentum ETF	48,727,968	(40,744,653)	7,983,315	1,263,430,531
S&P SmallCap Value with Momentum ETF	115,094,265	(55,956,401)	59,137,864	878,133,840
Zacks Mid-Cap ETF	24,220,062	(5,325,916)	18,894,146	204,986,039
Zacks Multi-Asset Income ETF	15,160,251	(4,569,856)	10,590,395	125,631,315
NOTE 8—Trustees’ and Officer’s Fees
Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees and an Officer of the Trust. Interested Trustees do not receive any Trustees’ fees.
The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.
NOTE 9—Capital
Shares are issued and redeemed by each Fund only in Creation Units as discussed in Note 1. Only APs are permitted to purchase or redeem Creation Units from the Funds.
To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at

63

least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.
Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.
Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

64

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.

65

©2024 Invesco Capital Management LLC
3500 Lacey Road, Suite 700
Downers Grove, IL 60515
P-SF-NCSRS
invesco.com/ETFs

Invesco Semi-Annual Financial Statements and Other Information
October 31, 2024
PYZ	Invesco Dorsey Wright Basic Materials Momentum ETF
PEZ	Invesco Dorsey Wright Consumer Cyclicals Momentum ETF
PSL	Invesco Dorsey Wright Consumer Staples Momentum ETF
PXI	Invesco Dorsey Wright Energy Momentum ETF
PFI	Invesco Dorsey Wright Financial Momentum ETF
PTH	Invesco Dorsey Wright Healthcare Momentum ETF
PRN	Invesco Dorsey Wright Industrials Momentum ETF
PTF	Invesco Dorsey Wright Technology Momentum ETF
PUI	Invesco Dorsey Wright Utilities Momentum ETF
PNQI	Invesco NASDAQ Internet ETF

2

Invesco Dorsey Wright Basic Materials Momentum ETF (PYZ)
October 31, 2024
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.01%
Aluminum-3.53%
Alcoa Corp.	30,949	$1,240,746
Century Aluminum Co.(b)(c)	46,974	829,091
		2,069,837
Automotive Retail-1.90%
Valvoline, Inc.(b)	27,689	1,115,313
Coal & Consumable Fuels-2.17%
Uranium Energy Corp.(b)(c)	171,140	1,269,859
Commodity Chemicals-11.01%
Cabot Corp.(c)	11,821	1,274,658
Dow, Inc.	20,126	993,822
Hawkins, Inc.	7,215	771,283
LyondellBasell Industries N.V., Class A	12,181	1,057,920
PureCycle Technologies, Inc.(b)(c)	93,247	1,214,076
Westlake Corp.	8,703	1,148,274
		6,460,033
Construction Materials-2.39%
Summit Materials, Inc., Class A(b)	29,529	1,399,970
Copper-1.91%
Freeport-McMoRan, Inc.	24,940	1,122,799
Diversified Metals & Mining-2.66%
Materion Corp.(c)	5,966	606,325
MP Materials Corp.(b)	53,062	954,585
		1,560,910
Fertilizers & Agricultural Chemicals-6.88%
CF Industries Holdings, Inc.	18,705	1,538,112
Corteva, Inc.	20,909	1,273,776
Scotts Miracle-Gro Co. (The)(c)	14,084	1,225,027
		4,036,915
Forest Products-2.36%
Louisiana-Pacific Corp.	14,022	1,386,776
Gold-5.86%
Coeur Mining, Inc.(b)(c)	196,907	1,268,081
Newmont Corp.	24,413	1,109,327
Royal Gold, Inc.	7,261	1,060,541
		3,437,949
Household Appliances-0.90%
Worthington Enterprises, Inc.(c)	13,727	525,744
Industrial Gases-7.67%
Air Products and Chemicals, Inc.	7,087	2,200,726
Linde PLC	5,038	2,298,084
		4,498,810
Paper & Plastic Packaging Products & Materials-6.11%
Avery Dennison Corp.	10,880	2,252,486
International Paper Co.(c)	24,001	1,333,016
		3,585,502
Paper Products-2.49%
Sylvamo Corp.(c)	17,163	1,459,198
	Shares	Value
Silver-1.85%
Hecla Mining Co.	167,090	$1,084,414
Specialty Chemicals-24.73%
Avient Corp.(c)	25,098	1,169,818
Balchem Corp.	4,363	730,061
DuPont de Nemours, Inc.	12,887	1,069,492
Eastman Chemical Co.	15,898	1,670,721
Ecolab, Inc.	4,707	1,156,651
Element Solutions, Inc.	41,899	1,135,463
H.B. Fuller Co.(c)	9,542	698,283
Innospec, Inc.	5,233	564,013
International Flavors & Fragrances, Inc.	11,399	1,133,402
Minerals Technologies, Inc.	8,103	610,075
NewMarket Corp.	1,185	622,089
Perimeter Solutions S.A.(b)	66,663	885,285
RPM International, Inc.	19,612	2,492,881
Sensient Technologies Corp.	7,566	571,082
		14,509,316
Steel-15.59%
ATI, Inc.(b)	39,587	2,086,631
Carpenter Technology Corp.	17,260	2,580,370
Commercial Metals Co.	18,177	977,922
Nucor Corp.	11,057	1,568,325
Reliance, Inc.	6,756	1,934,513
		9,147,761
Total Common Stocks & Other Equity Interests (Cost $48,701,126)		58,671,106
Money Market Funds-0.18%
Invesco Government & Agency Portfolio, Institutional Class, 4.77%(d)(e) (Cost $101,651)	101,651	101,651
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.19% (Cost $48,802,777)		58,772,757
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-13.70%
Invesco Private Government Fund, 4.84%(d)(e)(f)	2,231,706	2,231,706
Invesco Private Prime Fund, 4.99%(d)(e)(f)	5,803,033	5,804,774
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $8,036,553)		8,036,480
TOTAL INVESTMENTS IN SECURITIES-113.89% (Cost $56,839,330)		66,809,237
OTHER ASSETS LESS LIABILITIES-(13.89)%		(8,145,557)
NET ASSETS-100.00%		$58,663,680
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco Dorsey Wright Basic Materials Momentum ETF (PYZ)—(continued)
October 31, 2024
(Unaudited)
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2024.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2024.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$115,756	$664,425	$(678,530)	$-	$-	$101,651	$4,171
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,643,560	15,411,984	(15,823,838)	-	-	2,231,706	50,130 *
Invesco Private Prime Fund	4,474,692	34,940,735	(33,610,855)	364	(162)	5,804,774	134,176 *
Total	$7,234,008	$51,017,144	$(50,113,223)	$364	$(162)	$8,138,131	$188,477

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco Dorsey Wright Consumer Cyclicals Momentum ETF (PEZ)
October 31, 2024
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.02%
Apparel Retail-5.67%
Boot Barn Holdings, Inc.(b)	10,635	$1,324,589
Children’s Place, Inc. (The)(b)(c)	79,386	1,104,259
TJX Cos., Inc. (The)	13,350	1,508,951
		3,937,799
Apparel, Accessories & Luxury Goods-0.98%
G-III Apparel Group Ltd.(b)(c)	22,477	680,604
Automotive Parts & Equipment-5.24%
Modine Manufacturing Co.(b)(c)	30,901	3,639,211
Automotive Retail-14.11%
Carvana Co.(b)(c)	17,953	4,439,956
EVgo, Inc.(b)	175,896	1,379,025
Group 1 Automotive, Inc.(c)	4,022	1,465,295
Murphy USA, Inc.	5,167	2,523,821
		9,808,097
Broadline Retail-5.96%
Amazon.com, Inc.(b)	13,489	2,514,350
Ollie’s Bargain Outlet Holdings, Inc.(b)(c)	17,715	1,626,768
		4,141,118
Casinos & Gaming-1.91%
Light & Wonder, Inc.(b)	14,170	1,328,863
Homebuilding-31.13%
Century Communities, Inc.	9,870	875,074
Champion Homes, Inc.(b)	14,758	1,302,098
D.R. Horton, Inc.	10,236	1,729,884
Dream Finders Homes, Inc., Class A(b)(c)	22,916	684,043
Green Brick Partners, Inc.(b)	18,269	1,260,744
KB Home	23,061	1,810,288
Lennar Corp., Class A	9,794	1,667,918
M/I Homes, Inc.(b)	9,503	1,440,560
Meritage Homes Corp.	9,112	1,651,094
NVR, Inc.(b)	228	2,086,841
PulteGroup, Inc.	16,304	2,111,857
Taylor Morrison Home Corp., Class A(b)	17,692	1,211,902
Toll Brothers, Inc.	19,234	2,816,627
Tri Pointe Homes, Inc.(b)	24,386	985,926
		21,634,856
Homefurnishing Retail-0.78%
Sleep Number Corp.(b)(c)	39,505	541,219
Hotels, Resorts & Cruise Lines-9.59%
Hilton Worldwide Holdings, Inc.	7,420	1,742,587
Hyatt Hotels Corp., Class A(c)	11,362	1,652,603
Royal Caribbean Cruises Ltd.	15,851	3,270,854
		6,666,044
	Shares	Value
Leisure Facilities-1.30%
Life Time Group Holdings, Inc.(b)	40,501	$902,362
Leisure Products-0.99%
Acushnet Holdings Corp.(c)	11,184	685,579
Movies & Entertainment-3.48%
Netflix, Inc.(b)	3,204	2,422,320
Other Specialized REITs-1.48%
Lamar Advertising Co., Class A	7,807	1,030,524
Passenger Airlines-2.47%
SkyWest, Inc.(b)	18,065	1,719,788
Restaurants-14.93%
Cava Group, Inc.(b)	19,547	2,610,697
DoorDash, Inc., Class A(b)	12,854	2,014,222
Shake Shack, Inc., Class A(b)	15,021	1,827,605
Texas Roadhouse, Inc.	11,068	2,115,316
Wingstop, Inc.	6,297	1,811,584
		10,379,424
Total Common Stocks & Other Equity Interests (Cost $62,770,164)		69,517,808
Money Market Funds-0.17%
Invesco Government & Agency Portfolio, Institutional Class, 4.77%(d)(e) (Cost $118,014)	118,014	118,014
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.19% (Cost $62,888,178)		69,635,822
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-17.03%
Invesco Private Government Fund, 4.84%(d)(e)(f)	3,280,667	3,280,667
Invesco Private Prime Fund, 4.99%(d)(e)(f)	8,553,665	8,556,231
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $11,837,200)		11,836,898
TOTAL INVESTMENTS IN SECURITIES-117.22% (Cost $74,725,378)		81,472,720
OTHER ASSETS LESS LIABILITIES-(17.22)%		(11,967,167)
NET ASSETS-100.00%		$69,505,553

Investment Abbreviations:
REIT	-Real Estate Investment Trust

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco Dorsey Wright Consumer Cyclicals Momentum ETF (PEZ)—(continued)
October 31, 2024
(Unaudited)
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2024.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2024.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$105,604	$632,104	$(619,694)	$-	$-	$118,014	$3,381
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,783,981	34,297,663	(34,800,977)	-	-	3,280,667	63,056 *
Invesco Private Prime Fund	9,731,710	56,891,984	(58,067,773)	155	155	8,556,231	164,220 *
Total	$13,621,295	$91,821,751	$(93,488,444)	$155	$155	$11,954,912	$230,657

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco Dorsey Wright Consumer Staples Momentum ETF (PSL)
October 31, 2024
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Agricultural Products & Services-1.94%
Ingredion, Inc.	12,901	$1,712,737
Brewers-1.87%
Molson Coors Beverage Co., Class B	30,356	1,653,491
Consumer Staples Merchandise Retail-5.79%
BJ’s Wholesale Club Holdings, Inc.(b)	27,028	2,290,082
Costco Wholesale Corp.	3,237	2,829,721
		5,119,803
Distillers & Vintners-1.77%
Constellation Brands, Inc., Class A	6,741	1,566,204
Education Services-13.88%
Adtalem Global Education, Inc.(b)	29,058	2,351,373
Bright Horizons Family Solutions, Inc.(b)(c)	14,117	1,884,196
Grand Canyon Education, Inc.(b)	10,442	1,431,703
Laureate Education, Inc., Class A(c)	101,583	1,745,196
Perdoceo Education Corp.(c)	61,017	1,363,730
Strategic Education, Inc.	14,137	1,229,353
Stride, Inc.(b)(c)	24,285	2,265,305
		12,270,856
Food Distributors-10.43%
Chefs’ Warehouse, Inc. (The)(b)(c)	32,924	1,314,326
Performance Food Group Co.(b)(c)	23,278	1,891,338
Sysco Corp.	23,896	1,791,005
United Natural Foods, Inc.(b)(c)	83,284	1,693,997
US Foods Holding Corp.(b)	41,062	2,531,472
		9,222,138
Food Retail-10.04%
Casey’s General Stores, Inc.	7,518	2,962,242
Kroger Co. (The)	46,492	2,592,859
Sprouts Farmers Market, Inc.(b)	25,869	3,322,356
		8,877,457
Household Products-10.02%
Church & Dwight Co., Inc.	29,693	2,966,628
Procter & Gamble Co. (The)	16,006	2,643,871
Spectrum Brands Holdings, Inc.	20,208	1,811,041
WD-40 Co.(c)	5,506	1,442,957
		8,864,497
Packaged Foods & Meats-16.64%
Cal-Maine Foods, Inc.	26,287	2,307,473
Freshpet, Inc.(b)(c)	19,326	2,561,468
Hain Celestial Group, Inc. (The)(b)	177,310	1,547,916
Hershey Co. (The)	9,562	1,698,020
Mondelez International, Inc., Class A	27,488	1,882,378
Post Holdings, Inc.(b)	15,102	1,649,290
Vital Farms, Inc.(b)(c)	54,372	1,885,621
WK Kellogg Co.(c)	71,300	1,185,719
		14,717,885
	Shares	Value
Personal Care Products-4.27%
BellRing Brands, Inc.(b)(c)	35,859	$2,360,598
Inter Parfums, Inc.(c)	11,721	1,419,061
		3,779,659
Soft Drinks & Non-alcoholic Beverages-10.84%
Coca-Cola Consolidated, Inc.	1,761	1,979,822
Keurig Dr Pepper, Inc.	75,523	2,488,483
Monster Beverage Corp.(b)	54,960	2,895,293
PepsiCo, Inc.	13,401	2,225,638
		9,589,236
Specialized Consumer Services-6.06%
H&R Block, Inc.(c)	41,471	2,477,063
Service Corp. International(c)	35,338	2,885,348
		5,362,411
Tobacco-6.41%
Altria Group, Inc.	57,889	3,152,635
Philip Morris International, Inc.	18,955	2,515,328
		5,667,963
Total Common Stocks & Other Equity Interests (Cost $76,614,380)		88,404,337
Money Market Funds-0.18%
Invesco Government & Agency Portfolio, Institutional Class, 4.77%(d)(e) (Cost $154,308)	154,308	154,308
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.14% (Cost $76,768,688)		88,558,645
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-14.95%
Invesco Private Government Fund, 4.84%(d)(e)(f)	3,664,608	3,664,608
Invesco Private Prime Fund, 4.99%(d)(e)(f)	9,554,779	9,557,645
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $13,222,253)		13,222,253
TOTAL INVESTMENTS IN SECURITIES-115.09% (Cost $89,990,941)		101,780,898
OTHER ASSETS LESS LIABILITIES-(15.09)%		(13,344,796)
NET ASSETS-100.00%		$88,436,102
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco Dorsey Wright Consumer Staples Momentum ETF (PSL)—(continued)
October 31, 2024
(Unaudited)
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2024.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2024.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$131,677	$632,305	$(609,674)	$-	$-	$154,308	$4,448
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,924,052	32,640,205	(32,899,649)	-	-	3,664,608	77,648 *
Invesco Private Prime Fund	10,090,933	72,955,045	(73,488,581)	667	(419)	9,557,645	208,803 *
Total	$14,146,662	$106,227,555	$(106,997,904)	$667	$(419)	$13,376,561	$290,899

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco Dorsey Wright Energy Momentum ETF (PXI)
October 31, 2024
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.90%
Coal & Consumable Fuels-2.24%
CONSOL Energy, Inc.(b)	13,163	$1,460,040
Integrated Oil & Gas-6.38%
Chevron Corp.	8,932	1,329,260
Exxon Mobil Corp.	13,910	1,624,410
Occidental Petroleum Corp.	24,102	1,207,751
		4,161,421
Oil & Gas Drilling-1.73%
Transocean Ltd.(b)(c)	259,177	1,124,828
Oil & Gas Equipment & Services-18.27%
Archrock, Inc.	56,633	1,133,793
Baker Hughes Co., Class A	32,388	1,233,335
Cactus, Inc., Class A(b)	19,549	1,159,060
Helix Energy Solutions Group, Inc.(c)	93,568	865,504
Liberty Energy, Inc., Class A(b)	56,295	960,955
Oceaneering International, Inc.(b)(c)	36,412	888,453
Select Water Solutions, Inc., Class A	88,778	941,047
Tidewater, Inc.(b)(c)	17,912	1,075,974
Weatherford International PLC	46,199	3,649,721
		11,907,842
Oil & Gas Exploration & Production-39.66%
California Resources Corp.(b)	21,355	1,109,819
Chord Energy Corp.	10,620	1,328,562
CNX Resources Corp.(b)(c)	43,112	1,467,101
Comstock Resources, Inc.(b)	93,091	1,076,132
ConocoPhillips	13,785	1,510,009
Devon Energy Corp.	34,234	1,324,171
Diamondback Energy, Inc.	14,241	2,517,382
EOG Resources, Inc.	12,165	1,483,644
Gulfport Energy Corp.(c)	9,274	1,283,893
Magnolia Oil & Gas Corp., Class A(b)	41,597	1,051,572
Northern Oil and Gas, Inc.(b)	33,408	1,211,040
Permian Resources Corp.	134,664	1,835,470
SM Energy Co.(b)	28,444	1,193,795
Texas Pacific Land Corp.(b)	4,914	5,729,724
Viper Energy, Inc.(b)	33,409	1,733,927
		25,856,241
Oil & Gas Refining & Marketing-8.62%
HF Sinclair Corp.	24,473	944,902
Marathon Petroleum Corp.	14,627	2,127,790
Phillips 66	8,992	1,095,405
Valero Energy Corp.	11,201	1,453,442
		5,621,539
	Shares	Value
Oil & Gas Storage & Transportation-18.00%
Antero Midstream Corp.	67,981	$976,887
DT Midstream, Inc.	12,821	1,155,813
Kinder Morgan, Inc.	70,744	1,733,935
Kinetik Holdings, Inc., Class A	27,204	1,324,019
Targa Resources Corp.	27,151	4,533,131
Williams Cos., Inc. (The)	38,383	2,010,118
		11,733,903
Steel-5.00%
Alpha Metallurgical Resources, Inc.(b)	9,831	2,047,797
Warrior Met Coal, Inc.	19,189	1,211,402
		3,259,199
Total Common Stocks & Other Equity Interests (Cost $63,219,712)		65,125,013
Money Market Funds-0.22%
Invesco Government & Agency Portfolio, Institutional Class, 4.77%(d)(e) (Cost $139,933)	139,933	139,933
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.12% (Cost $63,359,645)		65,264,946
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-29.13%
Invesco Private Government Fund, 4.84%(d)(e)(f)	5,262,101	5,262,101
Invesco Private Prime Fund, 4.99%(d)(e)(f)	13,725,193	13,729,311
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $18,991,711)		18,991,412
TOTAL INVESTMENTS IN SECURITIES-129.25% (Cost $82,351,356)		84,256,358
OTHER ASSETS LESS LIABILITIES-(29.25)%		(19,067,719)
NET ASSETS-100.00%		$65,188,639
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco Dorsey Wright Energy Momentum ETF (PXI)—(continued)
October 31, 2024
(Unaudited)
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at October 31, 2024.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2024.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$150,295	$1,283,865	$(1,294,227)	$-	$-	$139,933	$4,249
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,616,301	32,115,257	(30,469,457)	-	-	5,262,101	92,184 *
Invesco Private Prime Fund	9,291,389	62,556,790	(58,118,776)	489	(581)	13,729,311	244,886 *
Total	$13,057,985	$95,955,912	$(89,882,460)	$489	$(581)	$19,131,345	$341,319

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco Dorsey Wright Financial Momentum ETF (PFI)
October 31, 2024
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Asset Management & Custody Banks-16.00%
Ameriprise Financial, Inc.	6,009	$3,066,393
Ares Management Corp., Class A	18,510	3,103,757
Hamilton Lane, Inc., Class A(b)	6,139	1,102,810
KKR & Co., Inc., Class A	18,256	2,523,709
Victory Capital Holdings, Inc., Class A(b)	17,925	1,074,245
		10,870,914
Commercial & Residential Mortgage Finance-4.76%
MGIC Investment Corp.	40,476	1,013,519
Mr. Cooper Group, Inc.(c)	18,194	1,611,079
UWM Holdings Corp.(b)	94,449	608,251
		3,232,849
Consumer Finance-5.41%
American Express Co.	6,632	1,791,171
Enova International, Inc.(b)(c)	11,009	956,792
LendingTree, Inc.(b)(c)	16,233	925,768
		3,673,731
Diversified Banks-6.40%
First Citizens BancShares, Inc., Class A	975	1,888,916
JPMorgan Chase & Co.	11,089	2,460,871
		4,349,787
Diversified Financial Services-1.89%
Jackson Financial, Inc., Class A(b)	12,846	1,283,958
Financial Exchanges & Data-2.00%
Intercontinental Exchange, Inc.	8,726	1,360,122
Insurance Brokers-6.50%
Baldwin Insurance Group, Inc. (The), Class A(b)(c)	20,379	942,733
Brown & Brown, Inc.	17,210	1,800,854
Marsh & McLennan Cos., Inc.	7,658	1,671,282
		4,414,869
Investment Banking & Brokerage-14.07%
BGC Group, Inc., Class A(b)	108,072	1,012,635
Evercore, Inc., Class A	7,030	1,857,115
Houlihan Lokey, Inc.(b)	7,865	1,358,836
Jefferies Financial Group, Inc.	26,085	1,668,918
Perella Weinberg Partners(b)	42,983	869,546
Piper Sandler Cos.	4,586	1,300,773
Robinhood Markets, Inc., Class A(b)(c)	63,497	1,491,545
		9,559,368
Life & Health Insurance-4.30%
Aflac, Inc.	14,312	1,499,755
Primerica, Inc.	5,125	1,418,651
		2,918,406
Office REITs-1.67%
SL Green Realty Corp.(b)	14,998	1,133,999
Property & Casualty Insurance-10.08%
Arch Capital Group Ltd.(c)	13,595	1,339,923
Erie Indemnity Co., Class A	2,089	937,627
	Shares	Value
Property & Casualty Insurance-(continued)
Kinsale Capital Group, Inc.(b)	3,826	$1,637,949
Progressive Corp. (The)	5,977	1,451,395
W.R. Berkley Corp.	25,839	1,477,215
		6,844,109
Real Estate Services-2.82%
Newmark Group, Inc., Class A(b)	50,939	763,575
Redfin Corp.(b)(c)	110,832	1,149,328
		1,912,903
Regional Banks-6.85%
OFG Bancorp	20,729	834,757
Popular, Inc.	9,638	859,999
ServisFirst Bancshares, Inc.(b)	13,281	1,104,182
Western Alliance Bancorporation(b)	22,317	1,856,997
		4,655,935
Retail REITs-2.05%
Simon Property Group, Inc.	8,241	1,393,718
Trading Companies & Distributors-4.20%
FTAI Aviation Ltd.	21,221	2,852,951
Transaction & Payment Processing Services-10.95%
Mastercard, Inc., Class A	7,221	3,607,539
Sezzle, Inc.(b)(c)	7,336	1,574,746
Visa, Inc., Class A	7,786	2,256,772
		7,439,057
Total Common Stocks & Other Equity Interests (Cost $56,808,469)		67,896,676
Money Market Funds-0.20%
Invesco Government & Agency Portfolio, Institutional Class, 4.77%(d)(e) (Cost $135,990)	135,990	135,990
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.15% (Cost $56,944,459)		68,032,666
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-21.24%
Invesco Private Government Fund, 4.84%(d)(e)(f)	3,996,324	3,996,324
Invesco Private Prime Fund, 4.99%(d)(e)(f)	10,430,260	10,433,389
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $14,429,713)		14,429,713
TOTAL INVESTMENTS IN SECURITIES-121.39% (Cost $71,374,172)		82,462,379
OTHER ASSETS LESS LIABILITIES-(21.39)%		(14,533,325)
NET ASSETS-100.00%		$67,929,054

Investment Abbreviations:
REIT	-Real Estate Investment Trust

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco Dorsey Wright Financial Momentum ETF (PFI)—(continued)
October 31, 2024
(Unaudited)
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at October 31, 2024.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2024.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$118,992	$1,070,460	$(1,053,462)	$-	$-	$135,990	$3,534
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,722,539	22,817,515	(20,543,730)	-	-	3,996,324	42,668 *
Invesco Private Prime Fund	7,042,486	43,861,682	(40,471,590)	475	336	10,433,389	112,086 *
Total	$8,884,017	$67,749,657	$(62,068,782)	$475	$336	$14,565,703	$158,288

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco Dorsey Wright Healthcare Momentum ETF (PTH)
October 31, 2024
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.91%
Biotechnology-50.67%
AbbVie, Inc.	19,906	$4,058,236
ADMA Biologics, Inc.(b)	197,528	3,221,682
Agios Pharmaceuticals, Inc.(b)	37,312	1,657,772
Akero Therapeutics, Inc.(b)(c)	37,209	1,147,153
AnaptysBio, Inc.(b)(c)	31,358	678,274
Apogee Therapeutics, Inc.(b)(c)	40,876	2,127,187
ARS Pharmaceuticals, Inc.(b)(c)	105,218	1,548,809
Avid Bioservices, Inc.(b)(c)	90,541	901,788
Catalyst Pharmaceuticals, Inc.(b)	161,041	3,510,694
Cogent Biosciences, Inc.(b)(c)	115,761	1,330,094
Crinetics Pharmaceuticals, Inc.(b)	43,174	2,416,017
Denali Therapeutics, Inc.(b)(c)	55,160	1,431,954
Insmed, Inc.(b)(c)	78,957	5,312,227
Kiniksa Pharmaceuticals International PLC(b)	41,231	931,408
Krystal Biotech, Inc.(b)(c)	15,852	2,734,946
Kymera Therapeutics, Inc.(b)(c)	53,076	2,450,519
MannKind Corp.(b)(c)	150,044	1,060,811
Natera, Inc.(b)	34,258	4,143,848
Nurix Therapeutics, Inc.(b)(c)	131,670	3,236,449
Nuvalent, Inc., Class A(b)(c)	27,230	2,409,583
Praxis Precision Medicines, Inc.(b)(c)	24,098	1,686,619
Protagonist Therapeutics, Inc.(b)(c)	43,953	2,014,805
Regeneron Pharmaceuticals, Inc.(b)	3,402	2,851,556
Replimune Group, Inc.(b)(c)	94,530	1,111,673
REVOLUTION Medicines, Inc.(b)(c)	39,533	2,115,015
Soleno Therapeutics, Inc.(b)(c)	70,882	3,902,763
TG Therapeutics, Inc.(b)(c)	95,472	2,392,528
Travere Therapeutics, Inc.(b)(c)	88,047	1,540,822
Vaxcyte, Inc.(b)(c)	58,128	6,181,913
Zymeworks, Inc.(b)	94,407	1,293,376
		71,400,521
Health Care Distributors-2.30%
Cencora, Inc.	14,226	3,244,666
Health Care Equipment-7.93%
Glaukos Corp.(b)	19,263	2,547,532
Intuitive Surgical, Inc.(b)	7,373	3,714,812
LeMaitre Vascular, Inc.	14,336	1,267,159
PROCEPT BioRobotics Corp.(b)(c)	25,240	2,271,600
Tandem Diabetes Care, Inc.(b)(c)	43,890	1,376,829
		11,177,932
Health Care Facilities-11.42%
Ensign Group, Inc. (The)	19,990	3,098,250
HCA Healthcare, Inc.	12,245	4,392,771
Tenet Healthcare Corp.(b)	34,887	5,408,183
Universal Health Services, Inc., Class B	15,598	3,186,828
		16,086,032
Health Care Services-6.14%
Astrana Health, Inc.(b)	17,689	951,314
Community Health Systems, Inc.(b)	189,401	767,074
CorVel Corp.(b)(c)	4,663	1,388,735
DaVita, Inc.(b)	21,617	3,022,273
RadNet, Inc.(b)	38,831	2,525,568
		8,654,964
	Shares	Value
Health Care Supplies-2.45%
Merit Medical Systems, Inc.(b)	22,381	$2,208,110
UFP Technologies, Inc.(b)	4,678	1,249,026
		3,457,136
Life & Health Insurance-1.84%
Oscar Health, Inc., Class A(b)	154,020	2,587,536
Life Sciences Tools & Services-0.74%
BioLife Solutions, Inc.(b)(c)	44,769	1,047,595
Managed Health Care-0.93%
Alignment Healthcare, Inc.(b)(c)	105,685	1,310,494
Pharmaceuticals-15.49%
Amneal Pharmaceuticals, Inc.(b)	182,832	1,548,587
Cassava Sciences, Inc.(b)(c)	162,036	4,181,339
Corcept Therapeutics, Inc.(b)(c)	46,108	2,257,909
Eli Lilly and Co.	7,792	6,465,334
Evolus, Inc.(b)	82,768	1,350,774
Harrow, Inc.(b)(c)	68,175	3,071,965
Ocular Therapeutix, Inc.(b)(c)	158,814	1,672,311
Phathom Pharmaceuticals, Inc.(b)(c)	74,638	1,280,042
		21,828,261
Total Common Stocks & Other Equity Interests (Cost $124,289,717)		140,795,137
Money Market Funds-0.14%
Invesco Government & Agency Portfolio, Institutional Class, 4.77%(d)(e) (Cost $195,138)	195,138	195,138
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.05% (Cost $124,484,855)		140,990,275
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-32.60%
Invesco Private Government Fund, 4.84%(d)(e)(f)	11,962,111	11,962,111
Invesco Private Prime Fund, 4.99%(d)(e)(f)	33,971,372	33,981,563
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $45,946,323)		45,943,674
TOTAL INVESTMENTS IN SECURITIES-132.65% (Cost $170,431,178)		186,933,949
OTHER ASSETS LESS LIABILITIES-(32.65)%		(46,014,392)
NET ASSETS-100.00%		$140,919,557
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco Dorsey Wright Healthcare Momentum ETF (PTH)—(continued)
October 31, 2024
(Unaudited)
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2024.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2024.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value October 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$212,644	$1,125,949	$(1,143,455)	$-	$-	$195,138	$4,730
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	11,325,294	57,879,078	(57,242,261)	-	-	11,962,111	297,119 *
Invesco Private Prime Fund	29,079,720	109,528,581	(104,626,090)	(322)	(326)	33,981,563	795,446 *
Total	$40,617,658	$168,533,608	$(163,011,806)	$(322)	$(326)	$46,138,812	$1,097,295

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco Dorsey Wright Industrials Momentum ETF (PRN)
October 31, 2024
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.91%
Aerospace & Defense-15.28%
Axon Enterprise, Inc.(b)	21,806	$9,234,841
General Electric Co.	42,645	7,325,558
HEICO Corp.(c)	50,270	12,313,637
Howmet Aerospace, Inc.	103,131	10,284,223
Leonardo DRS, Inc.(b)(c)	149,631	4,499,404
TransDigm Group, Inc.	6,979	9,088,752
		52,746,415
Air Freight & Logistics-1.53%
Forward Air Corp.(c)	149,843	5,293,953
Building Products-11.59%
Carlisle Cos., Inc.	20,928	8,836,430
Carrier Global Corp.	101,260	7,363,627
CSW Industrials, Inc.	20,824	7,352,954
Trane Technologies PLC	30,861	11,423,508
UFP Industries, Inc.(c)	41,046	5,021,568
		39,998,087
Construction & Engineering-18.87%
Comfort Systems USA, Inc.	33,563	13,124,476
Construction Partners, Inc., Class A(b)(c)	71,853	5,656,987
Dycom Industries, Inc.(b)	41,827	7,291,701
Granite Construction, Inc.(c)	76,384	6,420,075
Limbach Holdings, Inc.(b)(c)	72,983	5,544,518
Quanta Services, Inc.	44,226	13,339,888
Sterling Infrastructure, Inc.(b)	58,117	8,976,171
Tutor Perini Corp.(b)	185,208	4,800,591
		65,154,407
Construction Materials-2.10%
Eagle Materials, Inc.	25,350	7,236,411
Diversified Support Services-4.72%
Cintas Corp.	55,517	11,425,954
VSE Corp.	47,551	4,879,683
		16,305,637
Environmental & Facilities Services-6.84%
CECO Environmental Corp.(b)(c)	177,529	4,225,190
Clean Harbors, Inc.(b)	23,246	5,375,870
Republic Services, Inc.	36,931	7,312,338
Tetra Tech, Inc.	137,390	6,715,623
		23,629,021
Heavy Electrical Equipment-3.95%
NuScale Power Corp.(b)(c)	711,661	13,621,192
Industrial Machinery & Supplies & Components-9.84%
ITT, Inc.	35,768	5,011,812
Kadant, Inc.(c)	15,534	5,173,754
Mueller Industries, Inc.	82,328	6,748,426
	Shares	Value
Industrial Machinery & Supplies & Components-(continued)
Parker-Hannifin Corp.	19,252	$12,207,116
SPX Technologies, Inc.(b)	33,670	4,831,308
		33,972,416
Other Specialized REITs-2.84%
Iron Mountain, Inc.	79,180	9,796,941
Paper & Plastic Packaging Products & Materials-3.04%
Packaging Corp. of America	45,816	10,489,115
Research & Consulting Services-2.60%
Booz Allen Hamilton Holding Corp.	49,324	8,960,198
Trading Companies & Distributors-13.80%
Applied Industrial Technologies, Inc.	25,245	5,846,489
Rush Enterprises, Inc., Class A(c)	82,360	4,659,929
United Rentals, Inc.	14,030	11,403,584
W.W. Grainger, Inc.	11,900	13,199,837
Watsco, Inc.(c)	26,456	12,513,953
		47,623,792
Transaction & Payment Processing Services-2.91%
Fiserv, Inc.(b)	50,815	10,056,289
Total Common Stocks & Other Equity Interests (Cost $284,307,569)		344,883,874
Money Market Funds-0.17%
Invesco Government & Agency Portfolio, Institutional Class, 4.77%(d)(e) (Cost $584,067)	584,067	584,067
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.08% (Cost $284,891,636)		345,467,941
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-15.20%
Invesco Private Government Fund, 4.84%(d)(e)(f)	14,555,079	14,555,079
Invesco Private Prime Fund, 4.99%(d)(e)(f)	37,921,036	37,932,412
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $52,488,004)		52,487,491
TOTAL INVESTMENTS IN SECURITIES-115.28% (Cost $337,379,640)		397,955,432
OTHER ASSETS LESS LIABILITIES-(15.28)%		(52,744,401)
NET ASSETS-100.00%		$345,211,031

Investment Abbreviations:
REIT	-Real Estate Investment Trust

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco Dorsey Wright Industrials Momentum ETF (PRN)—(continued)
October 31, 2024
(Unaudited)
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2024.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2024.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value October 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$151,020	$2,481,784	$(2,048,737)	$-	$-	$584,067	$6,794
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,599,120	80,714,152	(68,758,193)	-	-	14,555,079	242,245 *
Invesco Private Prime Fund	7,188,530	158,968,948	(128,225,703)	(104)	741	37,932,412	659,318 *
Total	$9,938,670	$242,164,884	$(199,032,633)	$(104)	$741	$53,071,558	$908,357

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco Dorsey Wright Technology Momentum ETF (PTF)
October 31, 2024
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.02%
Advertising-2.24%
Trade Desk, Inc. (The), Class A(b)	86,461	$10,393,477
Application Software-41.33%
ACI Worldwide, Inc.(b)	146,859	7,225,463
Alkami Technology, Inc.(b)(c)	181,948	6,661,116
AppLovin Corp., Class A(b)	227,694	38,569,087
Aurora Innovation, Inc.(b)(c)	1,575,068	8,182,478
AvePoint, Inc.(b)	490,067	5,949,413
Clear Secure, Inc., Class A(c)	224,054	8,240,706
Fair Isaac Corp.(b)	9,502	18,938,531
Guidewire Software, Inc.(b)(c)	61,641	11,481,253
InterDigital, Inc.(c)	53,092	7,987,160
Manhattan Associates, Inc.(b)	34,049	8,967,145
Nutanix, Inc., Class A(b)	212,403	13,190,226
Palantir Technologies, Inc., Class A(b)	295,559	12,283,432
Q2 Holdings, Inc.(b)	104,052	8,809,042
Samsara, Inc., Class A(b)	212,582	10,159,294
Vertex, Inc., Class A(b)(c)	209,660	8,702,987
Zeta Global Holdings Corp., Class A(b)(c)	586,967	16,247,247
		191,594,580
Communications Equipment-10.86%
Applied Optoelectronics, Inc.(b)(c)	528,344	8,252,733
Arista Networks, Inc.(b)	44,275	17,109,631
CommScope Holding Co., Inc.(b)	2,211,720	14,884,876
Motorola Solutions, Inc.	22,451	10,088,357
		50,335,597
Electronic Components-4.28%
Belden, Inc.(c)	65,451	7,452,905
Coherent Corp.(b)	134,088	12,395,095
		19,848,000
Electronic Equipment & Instruments-1.22%
PAR Technology Corp.(b)(c)	95,839	5,653,542
Interactive Media & Services-1.25%
MediaAlpha, Inc., Class A(b)	338,669	5,801,400
Internet Services & Infrastructure-2.30%
GoDaddy, Inc., Class A(b)	63,816	10,644,509
Semiconductor Materials & Equipment-3.33%
KLA Corp.	23,129	15,409,234
Semiconductors-9.77%
Impinj, Inc.(b)(c)	63,515	12,067,215
MACOM Technology Solutions Holdings, Inc.(b)	82,336	9,254,566
Monolithic Power Systems, Inc.	10,661	8,094,897
Semtech Corp.(b)(c)	187,610	8,290,486
SiTime Corp.(b)	44,961	7,598,859
		45,306,023
	Shares	Value
Systems Software-8.11%
Commvault Systems, Inc.(b)	47,350	$7,395,596
Microsoft Corp.	27,245	11,071,006
Oracle Corp.	58,190	9,766,610
Varonis Systems, Inc.(b)(c)	185,879	9,362,725
		37,595,937
Technology Distributors-2.45%
ePlus, Inc.(b)(c)	54,240	4,824,648
Insight Enterprises, Inc.(b)(c)	37,316	6,527,315
		11,351,963
Technology Hardware, Storage & Peripherals-10.49%
Apple, Inc.	134,922	30,480,229
NetApp, Inc.	80,354	9,265,620
Seagate Technology Holdings PLC	88,652	8,898,001
		48,643,850
Wireless Telecommunication Services-2.39%
Telephone and Data Systems, Inc.	371,629	11,055,963
Total Common Stocks & Other Equity Interests (Cost $416,964,792)		463,634,075
Money Market Funds-0.08%
Invesco Government & Agency Portfolio, Institutional Class, 4.77%(d)(e) (Cost $379,443)	379,443	379,443
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.10% (Cost $417,344,235)		464,013,518
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-20.78%
Invesco Private Government Fund, 4.84%(d)(e)(f)	27,400,923	27,400,923
Invesco Private Prime Fund, 4.99%(d)(e)(f)	68,882,939	68,903,604
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $96,306,038)		96,304,527
TOTAL INVESTMENTS IN SECURITIES-120.88% (Cost $513,650,273)		560,318,045
OTHER ASSETS LESS LIABILITIES-(20.88)%		(96,783,722)
NET ASSETS-100.00%		$463,534,323
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco Dorsey Wright Technology Momentum ETF (PTF)—(continued)
October 31, 2024
(Unaudited)
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2024.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2024.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$231,847	$1,551,795	$(1,404,199)	$-	$-	$379,443	$8,364
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	9,387,310	138,008,953	(119,995,340)	-	-	27,400,923	400,385 *
Invesco Private Prime Fund	23,150,857	264,619,423	(218,870,228)	184	3,368	68,903,604	1,081,246 *
Total	$32,770,014	$404,180,171	$(340,269,767)	$184	$3,368	$96,683,970	$1,489,995

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco Dorsey Wright Utilities Momentum ETF (PUI)
October 31, 2024
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.90%
Alternative Carriers-3.02%
Lumen Technologies, Inc.(b)(c)	252,598	$1,614,101
Electric Utilities-44.35%
Alliant Energy Corp.	25,942	1,556,520
American Electric Power Co., Inc.	13,707	1,353,566
Constellation Energy Corp.	8,161	2,146,017
Duke Energy Corp.	16,580	1,911,177
Edison International	16,338	1,346,251
Evergy, Inc.	24,637	1,489,060
Eversource Energy	20,866	1,374,026
FirstEnergy Corp.	32,438	1,356,882
IDACORP, Inc.	12,440	1,287,291
NRG Energy, Inc.	19,311	1,745,714
Otter Tail Corp.(c)	14,787	1,161,075
PG&E Corp.	97,871	1,978,952
Pinnacle West Capital Corp.(c)	16,345	1,435,254
Southern Co. (The)	19,085	1,737,308
Xcel Energy, Inc.	26,934	1,799,461
		23,678,554
Gas Utilities-8.12%
Atmos Energy Corp.	13,669	1,896,984
National Fuel Gas Co.	20,524	1,242,317
New Jersey Resources Corp.(c)	26,028	1,194,425
		4,333,726
Independent Power Producers & Energy Traders-4.43%
Vistra Corp.	18,935	2,366,118
Integrated Telecommunication Services-3.30%
AT&T, Inc.	78,198	1,762,583
Multi-Utilities-28.23%
Ameren Corp.	16,422	1,430,520
CenterPoint Energy, Inc.(c)	50,530	1,492,151
CMS Energy Corp.	23,951	1,667,229
Consolidated Edison, Inc.	13,313	1,353,666
DTE Energy Co.	13,663	1,697,218
NiSource, Inc.	53,729	1,889,112
Public Service Enterprise Group, Inc.	21,277	1,902,376
Sempra	21,510	1,793,289
WEC Energy Group, Inc.	19,338	1,847,359
		15,072,920
	Shares	Value
Oil & Gas Storage & Transportation-3.79%
ONEOK, Inc.	20,889	$2,023,726
Renewable Electricity-1.49%
Sunnova Energy International, Inc.(b)(c)	130,764	793,737
Water Utilities-3.17%
American Water Works Co., Inc.	12,270	1,694,610
Total Common Stocks & Other Equity Interests (Cost $47,320,906)		53,340,075
Money Market Funds-0.25%
Invesco Government & Agency Portfolio, Institutional Class, 4.77%(d)(e) (Cost $136,795)	136,795	136,795
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.15% (Cost $47,457,701)		53,476,870
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-10.91%
Invesco Private Government Fund, 4.84%(d)(e)(f)	1,612,821	1,612,821
Invesco Private Prime Fund, 4.99%(d)(e)(f)	4,209,515	4,210,778
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $5,823,737)		5,823,599
TOTAL INVESTMENTS IN SECURITIES-111.06% (Cost $53,281,438)		59,300,469
OTHER ASSETS LESS LIABILITIES-(11.06)%		(5,906,466)
NET ASSETS-100.00%		$53,394,003
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco Dorsey Wright Utilities Momentum ETF (PUI)—(continued)
October 31, 2024
(Unaudited)
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2024.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2024.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$86,926	$1,171,921	$(1,122,052)	$-	$-	$136,795	$2,813
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	629,664	13,337,404	(12,354,247)	-	-	1,612,821	34,086 *
Invesco Private Prime Fund	1,619,545	28,083,850	(25,492,798)	18	163	4,210,778	90,318 *
Total	$2,336,135	$42,593,175	$(38,969,097)	$18	$163	$5,960,394	$127,217

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco NASDAQ Internet ETF (PNQI)
October 31, 2024
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.02%
Advertising-0.06%
Criteo S.A., ADR (France)(b)	13,888	$467,748
Apparel Retail-0.01%
Stitch Fix, Inc., Class A(b)(c)	24,935	78,670
Application Software-9.82%
Adobe, Inc.(b)	51,270	24,511,162
Alarm.com Holdings, Inc.(b)(c)	12,339	658,039
Box, Inc., Class A(b)(c)	35,909	1,140,470
Consensus Cloud Solutions, Inc.(b)(c)	4,818	106,863
DocuSign, Inc.(b)(c)	51,298	3,559,055
Dropbox, Inc., Class A(b)(c)	61,646	1,593,549
Open Text Corp. (Canada)(c)	67,203	2,016,090
PROS Holdings, Inc.(b)(c)	11,809	233,818
Salesforce, Inc.	116,506	33,946,353
SPS Commerce, Inc.(b)(c)	9,429	1,555,785
Unity Software, Inc.(b)(c)	99,459	1,997,137
Zoom Video Communications, Inc., Class A(b)(c)	65,693	4,909,895
		76,228,216
Broadline Retail-17.39%
Alibaba Group Holding Ltd., ADR (China)(c)	210,351	20,610,191
Amazon.com, Inc.(b)	330,137	61,537,537
Coupang, Inc. (South Korea)(b)	405,817	10,466,020
eBay, Inc.	122,551	7,047,908
Etsy, Inc.(b)(c)	28,771	1,479,980
Global-e Online Ltd. (Israel)(b)	41,888	1,610,175
JD.com, Inc., ADR (China)	119,945	4,872,166
MercadoLibre, Inc. (Brazil)(b)	12,702	25,876,260
Vipshop Holdings Ltd., ADR (China)	102,665	1,482,483
		134,982,720
Casinos & Gaming-0.55%
DraftKings, Inc., Class A(b)(c)	121,715	4,298,974
Commercial Printing-0.06%
Cimpress PLC (Ireland)(b)(c)	6,252	431,451
Education Services-0.01%
Chegg, Inc.(b)(c)	25,957	41,531
Financial Exchanges & Data-1.18%
Coinbase Global, Inc., Class A(b)	50,905	9,124,721
Health Care Technology-0.07%
GoodRx Holdings, Inc., Class A(b)(c)	24,701	151,170
Teladoc Health, Inc.(b)	42,920	386,280
		537,450
Homefurnishing Retail-0.14%
Beyond, Inc.(b)(c)	11,495	73,683
Wayfair, Inc., Class A(b)(c)	24,490	1,048,907
		1,122,590
Hotels, Resorts & Cruise Lines-8.10%
Airbnb, Inc., Class A(b)	110,277	14,864,237
Booking Holdings, Inc.	7,550	35,305,687
Expedia Group, Inc.(b)	31,279	4,889,220
MakeMyTrip Ltd. (India)(b)(c)	17,565	1,782,672
Trip.com Group Ltd., ADR (China)(b)(c)	92,864	5,980,442
		62,822,258
	Shares	Value
Human Resource & Employment Services-0.33%
Paylocity Holding Corp.(b)(c)	13,916	$2,568,476
Interactive Home Entertainment-2.51%
NetEase, Inc., ADR (China)	30,330	2,441,868
Roblox Corp., Class A(b)(c)	150,023	7,759,190
Sea Ltd., ADR (Singapore)(b)	98,880	9,299,664
		19,500,722
Interactive Media & Services-18.25%
Alphabet, Inc., Class C	356,926	61,637,551
Autohome, Inc., ADR (China)	16,964	476,688
Baidu, Inc., ADR (China)(b)(c)	35,312	3,221,514
Bilibili, Inc., ADR (China)(b)(c)	29,494	652,407
Bumble, Inc., Class A(b)(c)	31,704	224,464
Cars.com, Inc.(b)(c)	16,566	264,890
Meta Platforms, Inc., Class A	113,069	64,175,703
Pinterest, Inc., Class A(b)	151,275	4,809,032
Shutterstock, Inc.(c)	8,876	284,831
Snap, Inc., Class A(b)	352,284	4,283,774
TripAdvisor, Inc.(b)	31,521	505,597
Yelp, Inc.(b)(c)	16,797	573,450
Ziff Davis, Inc.(b)(c)	11,233	519,751
		141,629,652
Internet Services & Infrastructure-5.58%
Akamai Technologies, Inc.(b)	38,000	3,841,040
Fastly, Inc., Class A(b)(c)	34,772	251,402
GoDaddy, Inc., Class A(b)	35,323	5,891,876
Okta, Inc.(b)	40,698	2,925,779
Shopify, Inc., Class A (Canada)(b)(c)	303,229	23,715,540
VeriSign, Inc.(b)	24,445	4,322,854
Wix.com Ltd. (Israel)(b)	14,021	2,343,190
		43,291,681
Movies & Entertainment-10.85%
Eventbrite, Inc., Class A(b)(c)	20,186	64,595
Netflix, Inc.(b)	41,994	31,748,724
Roku, Inc., Class A(b)	31,916	2,045,177
Spotify Technology S.A. (Sweden)(b)	49,331	18,997,368
Walt Disney Co. (The)	326,005	31,361,681
		84,217,545
Other Specialty Retail-0.13%
1-800-Flowers.com, Inc., Class A(b)(c)	9,324	77,575
Chewy, Inc., Class A(b)(c)	36,042	972,053
		1,049,628
Passenger Ground Transportation-3.91%
Lyft, Inc., Class A(b)	100,698	1,306,053
Uber Technologies, Inc.(b)	402,911	29,029,738
		30,335,791
Real Estate Services-1.34%
CoStar Group, Inc.(b)	102,761	7,479,973
Redfin Corp.(b)(c)	30,531	316,606
Zillow Group, Inc., Class C(b)(c)	42,851	2,574,917
		10,371,496
Restaurants-1.95%
DoorDash, Inc., Class A(b)	96,411	15,107,604
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco NASDAQ Internet ETF (PNQI)—(continued)
October 31, 2024
(Unaudited)
	Shares	Value
Systems Software-7.63%
GitLab, Inc., Class A(b)(c)	33,239	$1,786,596
Microsoft Corp.	141,288	57,412,379
		59,198,975
Technology Hardware, Storage & Peripherals-7.49%
Apple, Inc.	257,362	58,140,649
Transaction & Payment Processing Services-2.66%
Dlocal Ltd. (Uruguay)(b)	40,574	355,023
PayPal Holdings, Inc.(b)	255,984	20,299,531
		20,654,554
Total Common Stocks & Other Equity Interests (Cost $628,426,488)		776,203,102
Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 4.77%(d)(e) (Cost $232,290)	232,290	232,290
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.05% (Cost $628,658,778)		776,435,392
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-7.34%
Invesco Private Government Fund, 4.84%(d)(e)(f)	15,745,765	$15,745,765
Invesco Private Prime Fund, 4.99%(d)(e)(f)	41,157,561	41,169,908
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $56,915,754)		56,915,673
TOTAL INVESTMENTS IN SECURITIES-107.39% (Cost $685,574,532)		833,351,065
OTHER ASSETS LESS LIABILITIES-(7.39)%		(57,319,207)
NET ASSETS-100.00%		$776,031,858

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2024.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2024.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$2,273,094	$(2,040,804)	$-	$-	$232,290	$3,109
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	10,499,267	164,269,235	(159,022,737)	-	-	15,745,765	327,255 *
Invesco Private Prime Fund	26,136,829	295,776,218	(280,745,618)	2,137	342	41,169,908	872,710 *
Total	$36,636,096	$462,318,547	$(441,809,159)	$2,137	$342	$57,147,963	$1,203,074

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

23

Statements of Assets and Liabilities
October 31, 2024
(Unaudited)

	Invesco Dorsey Wright Basic Materials Momentum ETF (PYZ)	Invesco Dorsey Wright Consumer Cyclicals Momentum ETF (PEZ)	Invesco Dorsey Wright Consumer Staples Momentum ETF (PSL)	Invesco Dorsey Wright Energy Momentum ETF (PXI)
Assets:
Unaffiliated investments in securities, at value(a)	$58,671,106	$69,517,808	$88,404,337	$65,125,013
Affiliated investments in securities, at value	8,138,131	11,954,912	13,376,561	19,131,345
Receivable for:
Dividends	33,551	541	48,334	84,054
Securities lending	10,347	9,247	1,525	1,675
Investments sold	-	-	-	439,683
Expenses absorbed	13,642	14,852	16,258	15,824
Other assets	458	473	458	660
Total assets	66,867,235	81,497,833	101,847,473	84,798,254
Liabilities:
Payable for:
Collateral upon return of securities loaned	8,036,553	11,837,200	13,222,253	18,991,711
Fund shares repurchased	-	-	-	440,466
Accrued unitary management fees	-	-	-	-
Accrued advisory fees	25,798	30,238	38,330	28,487
Accrued trustees’ and officer’s fees	73,487	68,783	74,805	81,394
Accrued expenses	67,717	56,059	75,983	67,557
Total liabilities	8,203,555	11,992,280	13,411,371	19,609,615
Net Assets	$58,663,680	$69,505,553	$88,436,102	$65,188,639
Net assets consist of:
Shares of beneficial interest	$150,880,254	$135,766,502	$189,220,636	$270,153,419
Distributable earnings (loss)	(92,216,574)	(66,260,949)	(100,784,534)	(204,964,780)
Net Assets	$58,663,680	$69,505,553	$88,436,102	$65,188,639
Shares outstanding (unlimited amount authorized, $0.01 par value)	630,000	680,000	870,000	1,480,000
Net asset value	$93.12	$102.21	$101.65	$44.05
Market price	$93.13	$102.32	$101.65	$44.04
Unaffiliated investments in securities, at cost	$48,701,126	$62,770,164	$76,614,380	$63,219,712
Affiliated investments in securities, at cost	$8,138,204	$11,955,214	$13,376,561	$19,131,644
(a)Includes securities on loan with an aggregate value of:	$7,821,178	$12,083,894	$12,985,331	$18,594,893
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Invesco Dorsey Wright Financial Momentum ETF (PFI)	Invesco Dorsey Wright Healthcare Momentum ETF (PTH)	Invesco Dorsey Wright Industrials Momentum ETF (PRN)	Invesco Dorsey Wright Technology Momentum ETF (PTF)	Invesco Dorsey Wright Utilities Momentum ETF (PUI)	Invesco NASDAQ Internet ETF (PNQI)

$67,896,676	$140,795,137	$344,883,874	$463,634,075	$53,340,075	$776,203,102
14,565,703	46,138,812	53,071,558	96,683,970	5,960,394	57,147,963

19,722	31,994	30,140	1,991	50,922	330
3,230	127,597	66,438	8,643	715	6,774
-	447,187	-	-	1,194,456	-
11,747	20,479	28,464	37,004	13,749	-
573	458	473	660	221	-
82,497,651	187,561,664	398,080,947	560,366,343	60,560,532	833,358,169

14,429,713	45,946,323	52,488,004	96,306,038	5,823,737	56,915,754
-	447,279	-	-	1,195,391	-
-	-	-	-	-	410,557
29,241	61,880	145,256	201,108	24,268	-
65,786	83,665	75,379	75,636	69,522	-
43,857	102,960	161,277	249,238	53,611	-
14,568,597	46,642,107	52,869,916	96,832,020	7,166,529	57,326,311
$67,929,054	$140,919,557	$345,211,031	$463,534,323	$53,394,003	$776,031,858

$99,457,171	$450,184,381	$382,460,415	$601,255,822	$77,653,019	$787,475,665
(31,528,117)	(309,264,824)	(37,249,384)	(137,721,499)	(24,259,016)	(11,443,807)
$67,929,054	$140,919,557	$345,211,031	$463,534,323	$53,394,003	$776,031,858
1,220,000	3,150,000	2,220,000	7,210,000	1,340,000	17,870,000
$55.68	$44.74	$155.50	$64.29	$39.85	$43.43
$55.69	$44.71	$155.45	$64.28	$39.85	$43.43
$56,808,469	$124,289,717	$284,307,569	$416,964,792	$47,320,906	$628,426,488
$14,565,703	$46,141,461	$53,072,071	$96,685,481	$5,960,532	$57,148,044
$13,620,809	$44,258,653	$49,640,187	$89,127,926	$5,607,136	$56,155,598

25

Statements of Operations
For the six months ended October 31, 2024
(Unaudited)

	Invesco Dorsey Wright Basic Materials Momentum ETF (PYZ)	Invesco Dorsey Wright Consumer Cyclicals Momentum ETF (PEZ)	Invesco Dorsey Wright Consumer Staples Momentum ETF (PSL)	Invesco Dorsey Wright Energy Momentum ETF (PXI)
Investment income:
Unaffiliated dividend income	$511,093	$158,570	$459,074	$903,065
Affiliated dividend income	4,171	3,381	4,448	4,249
Securities lending income, net	40,043	12,966	6,423	7,271
Foreign withholding tax	-	-	-	-
Total investment income	555,307	174,917	469,945	914,585
Expenses:
Unitary management fees	-	-	-	-
Advisory fees	155,789	170,866	217,370	177,958
Sub-licensing fees	46,737	51,260	65,211	53,388
Accounting & administration fees	6,725	6,966	8,316	9,076
Professional fees	16,066	15,950	16,155	16,049
Custodian & transfer agent fees	2,764	2,125	2,373	2,773
Trustees’ and officer’s fees	8,593	8,293	8,760	8,982
Other expenses	12,574	9,812	11,241	12,043
Total expenses	249,248	265,272	329,426	280,269
Less: Waivers	(62,374)	(60,292)	(68,660)	(66,793)
Net expenses	186,874	204,980	260,766	213,476
Net investment income (loss)	368,433	(30,063)	209,179	701,109
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(711,497)	773,315	(1,667,309)	(3,492,110)
Affiliated investment securities	(162)	155	(419)	(581)
In-kind redemptions	1,945,966	8,310,856	8,984,102	670,274
Net realized gain (loss)	1,234,307	9,084,326	7,316,374	(2,822,417)
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	2,619,151	(1,237,994)	(284,920)	(3,204,566)
Affiliated investment securities	364	155	667	489
Change in net unrealized appreciation (depreciation)	2,619,515	(1,237,839)	(284,253)	(3,204,077)
Net realized and unrealized gain (loss)	3,853,822	7,846,487	7,032,121	(6,026,494)
Net increase (decrease) in net assets resulting from operations	$4,222,255	$7,816,424	$7,241,300	$(5,325,385)
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Invesco Dorsey Wright Financial Momentum ETF (PFI)	Invesco Dorsey Wright Healthcare Momentum ETF (PTH)	Invesco Dorsey Wright Industrials Momentum ETF (PRN)	Invesco Dorsey Wright Technology Momentum ETF (PTF)	Invesco Dorsey Wright Utilities Momentum ETF (PUI)	Invesco NASDAQ Internet ETF (PNQI)

$485,762	$91,665	$1,457,098	$441,581	$714,380	$1,539,675
3,534	4,730	6,794	8,364	2,813	3,109
5,887	312,750	332,960	330,902	2,746	28,994
(2,503)	-	-	-	-	(5,470)
492,680	409,145	1,796,852	780,847	719,939	1,566,308

-	-	-	-	-	2,331,116
154,185	361,726	658,930	1,095,625	127,522	-
30,899	108,518	209,792	328,689	38,257	-
6,518	10,104	10,986	17,002	6,705	-
16,058	16,154	16,234	16,625	15,943	-
2,231	3,449	2,984	2,869	2,743	-
8,127	9,505	9,312	10,054	8,284	-
10,308	14,468	14,308	19,257	9,093	-
228,326	523,924	922,546	1,490,121	208,547	2,331,116
(43,366)	(89,935)	(131,948)	(175,509)	(55,570)	(53)
184,960	433,989	790,598	1,314,612	152,977	2,331,063
307,720	(24,844)	1,006,254	(533,765)	566,962	(764,755)

634,950	1,069,117	(3,976,594)	(6,774,592)	346,341	6,303,478
336	(326)	741	3,368	163	342
3,779,489	2,249,240	25,345,065	55,793,490	2,593,205	27,254,207
4,414,775	3,318,031	21,369,212	49,022,266	2,939,709	33,558,027

6,489,615	10,640,033	23,472,061	24,180,903	5,511,041	66,706,045
475	(322)	(104)	184	18	2,137
6,490,090	10,639,711	23,471,957	24,181,087	5,511,059	66,708,182
10,904,865	13,957,742	44,841,169	73,203,353	8,450,768	100,266,209
$11,212,585	$13,932,898	$45,847,423	$72,669,588	$9,017,730	$99,501,454

27

Statements of Changes in Net Assets
For the six months ended October 31, 2024 and the year ended April 30, 2024
(Unaudited)

	Invesco Dorsey Wright Basic Materials Momentum ETF (PYZ)		Invesco Dorsey Wright Consumer Cyclicals Momentum ETF (PEZ)
	Six Months Ended October 31, 2024	Year Ended April 30, 2024	Six Months Ended October 31, 2024	Year Ended April 30, 2024
Operations:
Net investment income (loss)	$368,433	$1,279,281	$(30,063)	$126,374
Net realized gain (loss)	1,234,307	4,388,352	9,084,326	5,037,716
Change in net unrealized appreciation (depreciation)	2,619,515	(4,778,941)	(1,237,839)	6,164,517
Net increase (decrease) in net assets resulting from operations	4,222,255	888,692	7,816,424	11,328,607
Distributions to Shareholders from:
Distributable earnings	(344,724)	(1,272,105)	-	(166,069)
Shareholder Transactions:
Proceeds from shares sold	-	-	43,399,973	32,978,539
Value of shares repurchased	(9,126,823)	(92,240,073)	(40,322,887)	(8,294,058)
Net increase (decrease) in net assets resulting from share transactions	(9,126,823)	(92,240,073)	3,077,086	24,684,481
Net increase (decrease) in net assets	(5,249,292)	(92,623,486)	10,893,510	35,847,019
Net assets:
Beginning of period	63,912,972	156,536,458	58,612,043	22,765,024
End of period	$58,663,680	$63,912,972	$69,505,553	$58,612,043
Changes in Shares Outstanding:
Shares sold	-	-	430,000	430,000
Shares repurchased	(100,000)	(1,180,000)	(400,000)	(110,000)
Shares outstanding, beginning of period	730,000	1,910,000	650,000	330,000
Shares outstanding, end of period	630,000	730,000	680,000	650,000

(a)	Changes in shares outstanding have been restated to reflect a three-for-one stock split effective after the close of business on July 14, 2023.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Invesco Dorsey Wright Consumer Staples Momentum ETF (PSL)		Invesco Dorsey Wright Energy Momentum ETF (PXI)		Invesco Dorsey Wright Financial Momentum ETF (PFI)		Invesco Dorsey Wright Healthcare Momentum ETF (PTH)
Six Months Ended October 31, 2024	Year Ended April 30, 2024	Six Months Ended October 31, 2024	Year Ended April 30, 2024	Six Months Ended October 31, 2024	Year Ended April 30, 2024	Six Months Ended October 31, 2024	Year Ended April 30, 2024

$209,179	$969,281	$701,109	$1,323,085	$307,720	$420,713	$(24,844)	$(273,945)
7,316,374	4,877,350	(2,822,417)	9,027,004	4,414,775	1,563,816	3,318,031	15,140,112
(284,253)	(1,298,496)	(3,204,077)	3,459,808	6,490,090	3,331,339	10,639,711	(17,504,425)
7,241,300	4,548,135	(5,325,385)	13,809,897	11,212,585	5,315,868	13,932,898	(2,638,258)

(205,801)	(1,240,892)	(619,340)	(1,476,198)	(699,376)	(574,350)	(83,222)	-

23,210,433	1,768,846	8,667,258	44,693,219	22,431,217	26,570,956	4,188,467	14,846,691
(24,348,780)	(44,034,598)	(7,255,637)	(82,630,533)	(18,772,598)	(6,427,663)	(14,021,686)	(56,449,189)
(1,138,347)	(42,265,752)	1,411,621	(37,937,314)	3,658,619	20,143,293	(9,833,219)	(41,602,498)
5,897,152	(38,958,509)	(4,533,104)	(25,603,615)	14,171,828	24,884,811	4,016,457	(44,240,756)

82,538,950	121,497,459	69,721,743	95,325,358	53,757,226	28,872,415	136,903,100	181,143,856
$88,436,102	$82,538,950	$65,188,639	$69,721,743	$67,929,054	$53,757,226	$140,919,557	$136,903,100

230,000	20,000	180,000	980,000	410,000	590,000	90,000	360,000 (a)
(240,000)	(510,000)	(160,000)	(1,980,000)	(340,000)	(150,000)	(320,000)	(1,510,000)(a)
880,000	1,370,000	1,460,000	2,460,000	1,150,000	710,000	3,380,000	4,530,000 (a)
870,000	880,000	1,480,000	1,460,000	1,220,000	1,150,000	3,150,000	3,380,000 (a)

29

Statements of Changes in Net Assets—(continued)
For the six months ended October 31, 2024 and the year ended April 30, 2024
(Unaudited)

	Invesco Dorsey Wright Industrials Momentum ETF (PRN)		Invesco Dorsey Wright Technology Momentum ETF (PTF)
	Six Months Ended October 31, 2024	Year Ended April 30, 2024	Six Months Ended October 31, 2024	Year Ended April 30, 2024
Operations:
Net investment income (loss)	$1,006,254	$559,613	$(533,765)	$(419,523)
Net realized gain (loss)	21,369,212	26,874,047	49,022,266	78,183,467
Change in net unrealized appreciation	23,471,957	24,823,696	24,181,087	5,465,472
Net increase in net assets resulting from operations	45,847,423	52,257,356	72,669,588	83,229,416
Distributions to Shareholders from:
Distributable earnings	(547,439)	(686,510)	-	(221,495)
Shareholder Transactions:
Proceeds from shares sold	216,480,371	148,235,572	165,796,061	421,158,134
Value of shares repurchased	(136,391,168)	(108,428,015)	(150,245,826)	(359,148,422)
Net increase (decrease) in net assets resulting from share transactions	80,089,203	39,807,557	15,550,235	62,009,712
Net increase (decrease) in net assets	125,389,187	91,378,403	88,219,823	145,017,633
Net assets:
Beginning of period	219,821,844	128,443,441	375,314,500	230,296,867
End of period	$345,211,031	$219,821,844	$463,534,323	$375,314,500
Changes in Shares Outstanding:
Shares sold	1,490,000	1,200,000	2,610,000	8,150,000 (a)
Shares repurchased	(940,000)	(890,000)	(2,370,000)	(6,910,000)(a)
Shares outstanding, beginning of period	1,670,000	1,360,000	6,970,000	5,730,000 (a)
Shares outstanding, end of period	2,220,000	1,670,000	7,210,000	6,970,000 (a)

(a)	Changes in shares outstanding have been restated to reflect a three-for-one stock split effective after the close of business on July 14, 2023.
(b)	Changes in shares outstanding have been restated to reflect a five-for-one stock split effective after the close of business on July 14, 2023.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Invesco Dorsey Wright Utilities Momentum ETF (PUI)		Invesco NASDAQ Internet ETF (PNQI)
Six Months Ended October 31, 2024	Year Ended April 30, 2024	Six Months Ended October 31, 2024	Year Ended April 30, 2024

$566,962	$933,967	$(764,755)	$(2,305,036)
2,939,709	(1,880,430)	33,558,027	41,353,450
5,511,059	2,145,336	66,708,182	148,852,755
9,017,730	1,198,873	99,501,454	187,901,169

(618,834)	(926,651)	-	-

19,412,950	4,036,574	20,633,658	173,209,510
(13,110,245)	(8,925,892)	(68,990,189)	(164,508,320)
6,302,705	(4,889,318)	(48,356,531)	8,701,190
14,701,601	(4,617,096)	51,144,923	196,602,359

38,692,402	43,309,498	724,886,935	528,284,576
$53,394,003	$38,692,402	$776,031,858	$724,886,935

540,000	130,000	500,000	4,840,000 (b)
(340,000)	(280,000)	(1,650,000)	(4,620,000)(b)
1,140,000	1,290,000	19,020,000	18,800,000 (b)
1,340,000	1,140,000	17,870,000	19,020,000 (b)

31

Financial Highlights
Invesco Dorsey Wright Basic Materials Momentum ETF (PYZ)
	Six Months Ended October 31, 2024 (Unaudited)	Years Ended April 30,
		2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of period	$87.55	$81.96	$91.81	$85.67	$47.51	$60.49
Net investment income(a)	0.54	0.95	1.00	0.35	0.47	0.79
Net realized and unrealized gain (loss) on investments	5.54	5.69 (b)	(9.87)	6.16	38.31	(12.77)
Total from investment operations	6.08	6.64	(8.87)	6.51	38.78	(11.98)
Distributions to shareholders from:
Net investment income	(0.51)	(1.05)	(0.98)	(0.37)	(0.62)	(1.00)
Net asset value at end of period	$93.12	$87.55	$81.96	$91.81	$85.67	$47.51
Market price at end of period(c)	$93.13	$87.56	$81.92	$91.90	$85.68	$47.63
Net Asset Value Total Return(d)	6.97%	8.16%	(9.61)%	7.61%	82.25%	(19.95)%
Market Price Total Return(d)	6.97%	8.22%	(9.74)%	7.70%	81.80%	(19.74)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$58,664	$63,913	$156,536	$187,288	$114,802	$35,634
Ratio to average net assets of:
Expenses, after Waivers	0.60%(e)	0.60%	0.60%	0.60%	0.60%	0.61%(f)
Expenses, prior to Waivers	0.80%(e)	0.72%	0.73%	0.70%	0.82%	0.79%(f)
Net investment income	1.18%(e)	1.16%	1.21%	0.38%	0.70%	1.40%(f)
Portfolio turnover rate(g)	35%	68%	86%	125%	132%	90%

(a)	Based on average shares outstanding.
(b)
Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Financial Highlights—(continued)
Invesco Dorsey Wright Consumer Cyclicals Momentum ETF (PEZ)
	Six Months Ended October 31, 2024 (Unaudited)	Years Ended April 30,
		2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of period	$90.17	$68.98	$70.40	$89.43	$41.64	$56.86
Net investment income (loss)(a)	(0.04)	0.29	0.53	0.22	(0.00)(b)	0.06
Net realized and unrealized gain (loss) on investments	12.08	21.28	(1.46)	(19.05)	47.98	(15.17)
Total from investment operations	12.04	21.57	(0.93)	(18.83)	47.98	(15.11)
Distributions to shareholders from:
Net investment income	-	(0.38)	(0.49)	(0.20)	(0.19)	(0.11)
Net asset value at end of period	$102.21	$90.17	$68.98	$70.40	$89.43	$41.64
Market price at end of period(c)	$102.32	$90.15	$69.03	$70.54	$89.37	$41.67
Net Asset Value Total Return(d)	13.35%	31.40%	(1.27)%	(21.10)%	115.43%	(26.51)%
Market Price Total Return(d)	13.50%	31.27%	(1.40)%	(20.90)%	115.13%	(26.47)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$69,506	$58,612	$22,765	$38,718	$126,992	$16,657
Ratio to average net assets of:
Expenses, after Waivers	0.60%(e)	0.60%	0.60%	0.60%	0.60%	0.61%(f)
Expenses, prior to Waivers	0.78%(e)	0.82%	1.01%	0.73%	0.80%	0.82%(f)
Net investment income (loss)	(0.09)%(e)	0.37%	0.80%	0.25%	(0.00)%(g)	0.12%(f)
Portfolio turnover rate(h)	80%	186%	192%	227%	163%	176%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $(0.005).
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(g)	Amount represents less than 0.005%.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33

Financial Highlights—(continued)
Invesco Dorsey Wright Consumer Staples Momentum ETF (PSL)
	Six Months Ended October 31, 2024 (Unaudited)	Years Ended April 30,
		2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of period	$93.79	$88.68	$84.36	$94.26	$60.84	$72.67
Net investment income(a)	0.24	0.90	1.68 (b)	1.21	0.73	0.46
Net realized and unrealized gain (loss) on investments	7.86	5.38	4.34	(9.89)	33.35	(11.78)
Total from investment operations	8.10	6.28	6.02	(8.68)	34.08	(11.32)
Distributions to shareholders from:
Net investment income	(0.24)	(1.17)	(1.70)	(1.22)	(0.66)	(0.51)
Net asset value at end of period	$101.65	$93.79	$88.68	$84.36	$94.26	$60.84
Market price at end of period(c)	$101.65	$93.81	$88.68	$84.28	$94.31	$60.81
Net Asset Value Total Return(d)	8.64%	7.16%	7.34%	(9.27)%	56.25%	(15.61)%
Market Price Total Return(d)	8.62%	7.18%	7.44%	(9.41)%	56.42%	(15.63)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$88,436	$82,539	$121,497	$99,540	$111,221	$109,513
Ratio to average net assets of:
Expenses, after Waivers	0.60%(e)	0.60%	0.60%	0.60%	0.60%	0.60%
Expenses, prior to Waivers	0.76%(e)	0.73%	0.73%	0.73%	0.75%	0.71%
Net investment income	0.48%(e)	1.03%	2.04%(b)	1.34%	0.93%	0.65%
Portfolio turnover rate(f)	52%	102%	135%	94%	97%	119%

(a)	Based on average shares outstanding.
(b)
Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $1.24 and 1.51%, respectively.

(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

Financial Highlights—(continued)
Invesco Dorsey Wright Energy Momentum ETF (PXI)
	Six Months Ended October 31, 2024 (Unaudited)	Years Ended April 30,
		2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of period	$47.75	$38.75	$42.01	$24.49	$15.20	$31.95
Net investment income(a)	0.46	0.63	1.47	0.32	0.17	0.74 (b)
Net realized and unrealized gain (loss) on investments	(3.75)	9.03	(3.24)	17.47	9.33	(16.70)
Total from investment operations	(3.29)	9.66	(1.77)	17.79	9.50	(15.96)
Distributions to shareholders from:
Net investment income	(0.41)	(0.66)	(1.49)	(0.27)	(0.21)	(0.79)
Net asset value at end of period	$44.05	$47.75	$38.75	$42.01	$24.49	$15.20
Market price at end of period(c)	$44.04	$47.77	$38.73	$42.02	$24.51	$15.24
Net Asset Value Total Return(d)	(6.91)%	25.14%	(4.42)%	72.99%	63.39%	(50.75)%
Market Price Total Return(d)	(6.97)%	25.26%	(4.50)%	72.89%	63.10%	(50.62)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$65,189	$69,722	$95,325	$240,703	$139,581	$17,479
Ratio to average net assets of:
Expenses, after Waivers	0.60%(e)	0.60%	0.60%	0.60%	0.60%	0.62%(f)
Expenses, prior to Waivers	0.79%(e)	0.75%	0.70%	0.70%	0.85%	0.86%(f)
Net investment income	1.97%(e)	1.44%	3.37%	1.00%	0.86%	2.98%(b)(f)
Portfolio turnover rate(g)	56%	171%	147%	115%	196%	92%

(a)	Based on average shares outstanding.
(b)
Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $0.58 and 2.35%, respectively.

(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Ratios include non-recurring costs associated with a proxy statement of 0.02%.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35

Financial Highlights—(continued)
Invesco Dorsey Wright Financial Momentum ETF (PFI)
	Six Months Ended October 31, 2024 (Unaudited)	Years Ended April 30,
		2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of period	$46.75	$40.67	$45.50	$51.11	$31.88	$35.52
Net investment income(a)	0.26	0.56	0.60	0.75	0.47	0.52
Net realized and unrealized gain (loss) on investments	9.27	6.32	(4.74)	(5.61)	19.34	(3.54)
Total from investment operations	9.53	6.88	(4.14)	(4.86)	19.81	(3.02)
Distributions to shareholders from:
Net investment income	(0.60)	(0.80)	(0.69)	(0.75)	(0.58)	(0.62)
Net asset value at end of period	$55.68	$46.75	$40.67	$45.50	$51.11	$31.88
Market price at end of period(b)	$55.69	$46.78	$40.63	$45.43	$51.16	$31.86
Net Asset Value Total Return(c)	20.52%	17.05%	(9.05)%	(9.63)%	62.64%	(8.33)%
Market Price Total Return(c)	20.47%	17.24%	(9.00)%	(9.85)%	62.90%	(8.31)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$67,929	$53,757	$28,872	$84,170	$55,708	$28,695
Ratio to average net assets of:
Expenses, after Waivers	0.60%(d)	0.60%	0.60%	0.60%	0.60%	0.61%(e)
Expenses, prior to Waivers	0.74%(d)	0.71%	0.79%	0.70%	0.82%	0.71%(e)
Net investment income	1.00%(d)	1.26%	1.44%	1.44%	1.16%	1.40%(e)
Portfolio turnover rate(f)	55%	138%	144%	153%	167%	158%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

Financial Highlights—(continued)
Invesco Dorsey Wright Healthcare Momentum ETF (PTH)
	Six Months Ended October 31, 2024 (Unaudited)	Years Ended April 30,
		2024(a)	2023(a)	2022(a)	2021(a)	2020(a)
Per Share Operating Performance:
Net asset value at beginning of period	$40.50	$39.99	$40.53	$52.12	$32.77	$25.93
Net investment income (loss)(b)	(0.01)	(0.07)	(0.01)	(0.24)	(0.16)	(0.10)
Net realized and unrealized gain (loss) on investments	4.28	0.58 (c)	(0.53)	(11.35)	19.51	6.94
Total from investment operations	4.27	0.51	(0.54)	(11.59)	19.35	6.84
Distributions to shareholders from:
Net investment income	(0.03)	-	-	-	-	-
Net asset value at end of period	$44.74	$40.50	$39.99	$40.53	$52.12	$32.77
Market price at end of period(d)	$44.71	$40.50	$39.97	$40.50	$52.05	$32.83
Net Asset Value Total Return(e)	10.53%	1.28%	(1.34)%	(22.24)%	59.04%	26.39%
Market Price Total Return(e)	10.46%	1.32%	(1.31)%	(22.18)%	58.54%	26.78%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$140,920	$136,903	$181,144	$273,584	$558,234	$265,463
Ratio to average net assets of:
Expenses, after Waivers	0.60%(f)	0.60%	0.60%	0.60%	0.60%	0.60%
Expenses, prior to Waivers	0.72%(f)	0.71%	0.71%	0.68%	0.67%	0.73%
Net investment income (loss)	(0.03)%(f)	(0.18)%	(0.02)%	(0.47)%	(0.32)%	(0.34)%
Portfolio turnover rate(g)	98%	265%	219%	204%	217%	175%

(a)	Per share amounts have been adjusted to reflect a three-for-one stock split effective after the close of business on July 14, 2023.
(b)	Based on average shares outstanding.
(c)
Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

(d)	The mean between the last bid and ask prices.
(e)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37

Financial Highlights—(continued)
Invesco Dorsey Wright Industrials Momentum ETF (PRN)
	Six Months Ended October 31, 2024 (Unaudited)	Years Ended April 30,
		2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of period	$131.63	$94.44	$90.58	$102.57	$61.51	$63.65
Net investment income(a)	0.55	0.39	0.83	0.14	0.05	0.30
Net realized and unrealized gain (loss) on investments	23.59	37.29	3.91	(11.97)	41.11	(2.16)
Total from investment operations	24.14	37.68	4.74	(11.83)	41.16	(1.86)
Distributions to shareholders from:
Net investment income	(0.27)	(0.49)	(0.88)	(0.16)	(0.10)	(0.28)
Net asset value at end of period	$155.50	$131.63	$94.44	$90.58	$102.57	$61.51
Market price at end of period(b)	$155.45	$131.74	$94.45	$90.42	$102.49	$61.72
Net Asset Value Total Return(c)	18.35%	40.00%	5.32%	(11.56)%	66.98%	(2.95)%
Market Price Total Return(c)	18.22%	40.11%	5.52%	(11.64)%	66.28%	(2.61)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$345,211	$219,822	$128,443	$173,908	$314,886	$58,431
Ratio to average net assets of:
Expenses, after Waivers	0.60%(d)	0.60%	0.60%	0.60%	0.60%	0.61%(e)
Expenses, prior to Waivers	0.70%(d)	0.61%	0.65%	0.63%	0.64%	0.62%(e)
Net investment income	0.76%(d)	0.34%	0.92%	0.13%	0.06%	0.46%(e)
Portfolio turnover rate(f)	56%	78%	142%	152%	169%	111%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38

Financial Highlights—(continued)
Invesco Dorsey Wright Technology Momentum ETF (PTF)
	Six Months Ended October 31, 2024 (Unaudited)	Years Ended April 30,
		2024(a)	2023(a)	2022(a)	2021(a)	2020(a)
Per Share Operating Performance:
Net asset value at beginning of period	$53.85	$40.19	$39.36	$47.63	$25.54	$23.94
Net investment income (loss)(b)	(0.07)	(0.06)	(0.06)	(0.15)	(0.15)	(0.04)
Net realized and unrealized gain (loss) on investments	10.51	13.76	0.89	(8.12)	22.24	1.64
Total from investment operations	10.44	13.70	0.83	(8.27)	22.09	1.60
Distributions to shareholders from:
Net investment income	-	(0.04)	-	-	-	-
Net asset value at end of period	$64.29	$53.85	$40.19	$39.36	$47.63	$25.54
Market price at end of period(c)	$64.28	$53.85	$40.18	$39.37	$47.62	$25.56
Net Asset Value Total Return(d)	19.39%	34.09%	2.13%	(17.37)%	86.48%	6.70%
Market Price Total Return(d)	19.37%	34.14%	2.05%	(17.33)%	86.28%	6.65%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$463,534	$375,315	$230,297	$205,439	$297,237	$157,096
Ratio to average net assets of:
Expenses, after Waivers	0.60%(e)	0.60%	0.60%	0.60%	0.60%	0.60%
Expenses, prior to Waivers	0.68%(e)	0.68%	0.71%	0.69%	0.69%	0.69%
Net investment income (loss)	(0.24)%(e)	(0.13)%	(0.16)%	(0.31)%	(0.37)%	(0.17)%
Portfolio turnover rate(f)	109%	181%	158%	207%	172%	159%

(a)	Per share amounts have been adjusted to reflect a three-for-one stock split effective after the close of business on July 14, 2023.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39

Financial Highlights—(continued)
Invesco Dorsey Wright Utilities Momentum ETF (PUI)
	Six Months Ended October 31, 2024 (Unaudited)	Years Ended April 30,
		2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of period	$33.94	$33.57	$35.29	$34.30	$30.19	$32.18
Net investment income(a)	0.42	0.81	0.72	0.73	0.64	0.65
Net realized and unrealized gain (loss) on investments	5.94	0.36	(1.77)	0.98	4.27	(1.87)
Total from investment operations	6.36	1.17	(1.05)	1.71	4.91	(1.22)
Distributions to shareholders from:
Net investment income	(0.45)	(0.80)	(0.67)	(0.72)	(0.80)	(0.77)
Net asset value at end of period	$39.85	$33.94	$33.57	$35.29	$34.30	$30.19
Market price at end of period(b)	$39.85	$33.94	$33.57	$35.27	$34.24	$30.29
Net Asset Value Total Return(c)	18.82%	3.64%	(3.00)%	5.08%	16.63%	(3.84)%
Market Price Total Return(c)	18.82%	3.64%	(2.95)%	5.20%	16.05%	(3.53)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$53,394	$38,692	$43,309	$55,762	$49,728	$81,526
Ratio to average net assets of:
Expenses, after Waivers	0.60%(d)	0.60%	0.60%	0.60%	0.60%	0.60%
Expenses, prior to Waivers	0.82%(d)	0.84%	0.78%	0.81%	0.81%	0.69%
Net investment income	2.22%(d)	2.52%	2.09%	2.12%	2.06%	1.93%
Portfolio turnover rate(e)	26%	49%	60%	61%	64%	69%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40

Financial Highlights—(continued)
Invesco NASDAQ Internet ETF (PNQI)
	Six Months Ended October 31, 2024 (Unaudited)	Years Ended April 30,
		2024(a)	2023(a)	2022(a)	2021(a)	2020(a)
Per Share Operating Performance:
Net asset value at beginning of period	$38.11	$28.10	$27.99	$48.83	$29.36	$28.49
Net investment income (loss)(b)	(0.04)	(0.12)	(0.09)	(0.24)	(0.23)	(0.09)
Net realized and unrealized gain (loss) on investments	5.36	10.13	0.20	(20.60)	19.70	0.96
Total from investment operations	5.32	10.01	0.11	(20.84)	19.47	0.87
Net asset value at end of period	$43.43	$38.11	$28.10	$27.99	$48.83	$29.36
Market price at end of period(c)	$43.43	$38.11	$28.10	$27.95	$48.87	$29.35
Net Asset Value Total Return(d)	13.96%	35.61%	0.40%	(42.68)%	66.30%	3.07%
Market Price Total Return(d)	13.96%	35.60%	0.54%	(42.81)%	66.50%	3.05%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$776,032	$724,887	$528,285	$556,918	$1,069,442	$557,897
Ratio to average net assets of:
Expenses	0.60%(e)	0.60%	0.60%	0.60%	0.60%	0.60%(f)
Net investment income (loss)	(0.20)%(e)	(0.36)%	(0.36)%	(0.55)%	(0.54)%	(0.32)%
Portfolio turnover rate(g)	7%	29%	21%	29%	27%	41%

(a)	Per share amounts have been adjusted to reflect a five-for-one stock split effective after the close of business on July 14, 2023.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41

Notes to Financial Statements
Invesco Exchange-Traded Fund Trust
October 31, 2024
(Unaudited)
NOTE 1—Organization
Invesco Exchange-Traded Fund Trust (the “Trust”) was organized as a Massachusetts business trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:
Full Name	Short Name
Invesco Dorsey Wright Basic Materials Momentum ETF (PYZ)	"Dorsey Wright Basic Materials Momentum ETF"
Invesco Dorsey Wright Consumer Cyclicals Momentum ETF (PEZ)	"Dorsey Wright Consumer Cyclicals Momentum ETF"
Invesco Dorsey Wright Consumer Staples Momentum ETF (PSL)	"Dorsey Wright Consumer Staples Momentum ETF"
Invesco Dorsey Wright Energy Momentum ETF (PXI)	"Dorsey Wright Energy Momentum ETF"
Invesco Dorsey Wright Financial Momentum ETF (PFI)	"Dorsey Wright Financial Momentum ETF"
Invesco Dorsey Wright Healthcare Momentum ETF (PTH)	"Dorsey Wright Healthcare Momentum ETF"
Invesco Dorsey Wright Industrials Momentum ETF (PRN)	"Dorsey Wright Industrials Momentum ETF"
Invesco Dorsey Wright Technology Momentum ETF (PTF)	"Dorsey Wright Technology Momentum ETF"
Invesco Dorsey Wright Utilities Momentum ETF (PUI)	"Dorsey Wright Utilities Momentum ETF"
Invesco NASDAQ Internet ETF (PNQI)	"NASDAQ Internet ETF"
Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on The Nasdaq Stock Market LLC.
The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit”, as set forth in each Fund’s prospectus. Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”), though each Fund reserves the right to issue and redeem Creation Units in exchange for cash. Except when aggregated in Creation Units by authorized participants (“APs”), the Shares are not individually redeemable securities of the Funds.
The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):
Fund	Underlying Index
Dorsey Wright Basic Materials Momentum ETF	Dorsey Wright® Basic Materials Technical LeadersTM Index
Dorsey Wright Consumer Cyclicals Momentum ETF	Dorsey Wright® Consumer Cyclicals Technical LeadersTM Index
Dorsey Wright Consumer Staples Momentum ETF	Dorsey Wright® Consumer Staples Technical LeadersTM Index
Dorsey Wright Energy Momentum ETF	Dorsey Wright® Energy Technical LeadersTM Index
Dorsey Wright Financial Momentum ETF	Dorsey Wright® Financials Technical LeadersTM Index
Dorsey Wright Healthcare Momentum ETF	Dorsey Wright® Healthcare Technical LeadersTM Index
Dorsey Wright Industrials Momentum ETF	Dorsey Wright® Industrials Technical LeadersTM Index
Dorsey Wright Technology Momentum ETF	Dorsey Wright® Technology Technical LeadersTM Index
Dorsey Wright Utilities Momentum ETF	Dorsey Wright® Utilities Technical LeadersTM Index
NASDAQ Internet ETF	NASDAQ CTA Internet IndexSM
NOTE 2—Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services—Investment Companies.
A.
Security Valuation - Securities, including restricted securities, are valued according to the following policies:
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using

42

prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day NAV per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment ("unreliable"). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public

43

health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price a Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, a Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.
The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of a Fund’s NAV and, accordingly, they reduce a Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.
C.
Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Dividends and Distributions to Shareholders - Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.
E.
Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.
The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

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F.
Expenses - Each Fund (except for NASDAQ Internet ETF) is responsible for all of its own expenses, including, but not limited to, the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with executions of portfolio transactions, sub-licensing fees related to its respective Underlying Index, any distribution fees or expenses, litigation expenses, fees payable to the Trust’s Board members and officers who are not “interested persons” (as defined in the 1940 Act) of the Trust or the Adviser (the “Independent Trustees”), expenses incurred in connection with the Board members’ services, including travel expenses and legal fees of counsel for the Independent Trustees, and extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust or the Adviser (an "Interested Trustee"), or (iii) any other matters that directly benefit the Adviser).
NASDAQ Internet ETF has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Fund, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser).
Expenses of the Trust that are directly identifiable to a specific Fund, including expenses that are excluded from a Fund’s unitary management fee (if applicable), are applied to that Fund. Expenses of the Trust that are not readily identifiable to a specific Fund, including expenses that are excluded from a Fund’s unitary management fee (if applicable), are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.
To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.
G.
Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends

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received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income, net on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.
Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, serves as an affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNYM”) also serves as a securities lending agent. To the extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended October 31, 2024, each Fund had affiliated securities lending transactions with Invesco. Fees paid to Invesco for securities lending agent services, which are included in Securities lending income, net on the Statements of Operations, were incurred by each Fund as listed below:
Amount
Dorsey Wright Basic Material Momentum ETF	$4,581
Dorsey Wright Consumer Cyclicals Momentum ETF	1,440
Dorsey Wright Consumer Staples Momentum ETF	678
Dorsey Wright Energy Momentum ETF	747
Dorsey Wright Financial Momentum ETF	634
Dorsey Wright Healthcare Momentum ETF	26,881
Dorsey Wright Industrials Momentum ETF	31,928
Dorsey Wright Technology Momentum ETF	27,742
Dorsey Wright Utilities Momentum ETF	299
NASDAQ Internet ETF	2,253

J.
Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Each Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.
Each Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which a Fund invests.
The performance of a Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause a Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that a Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of a Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statements of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
K.
Other Risks
AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the

46

business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Additionally, investments in non-U.S. securities may have lower trading volumes or could experience extended market closures or trading halts. To the extent that a Fund invests in non-U.S. securities, it may face increased risks that APs may not be able to effectively create or redeem Creation Units, or that the Shares may be halted and/or delisted.
Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.
Index Risk. Unlike many investment companies that are "actively managed", each Fund is a "passive" investor and therefore does not utilize an investing strategy that seeks returns in excess of its respective Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. If a specific security is removed from an Underlying Index, its respective Fund may be forced to sell such security at an inopportune time or for a price lower than the security’s current market value. An Underlying Index may not contain the appropriate mix of securities for any particular economic cycle. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule. Further, unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the impact of periods of market volatility or market decline. This means that, based on certain market and economic conditions, a Fund’s performance could be lower than other types of funds with investment advisers that actively manage their portfolio assets to take advantage of market opportunities or defend against market events.
Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.
Market Risk. Securities in each Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in an Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises or other events could result in increased premiums or discounts to each Fund’s NAV.
Momentum Investing Risk. For certain Funds, the momentum style of investing is subject to the risk that the securities may be more volatile than the market as a whole, or that the returns on securities that previously have exhibited price momentum are less than returns on other styles of investing. Momentum can turn quickly, and stocks that previously have exhibited high momentum may not experience continued positive momentum. In addition, there may be periods when the momentum style of investing is out of favor and therefore, the investment performance of a Fund may suffer.
Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.
Non-Diversified Fund Risk. Because NASDAQ Internet ETF is non-diversified and can invest a greater portion of its assets in securities of individual issuers than can a diversified fund, changes in the market value of a single investment could cause

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greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.
Portfolio Turnover Risk. Certain Funds may engage in frequent trading of their portfolio securities in connection with the rebalancing or adjustment of their respective Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for a Fund. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to a Fund’s shareholders, a Fund will seek to utilize the in-kind creation and redemption mechanism to minimize the realization of capital gains to the extent possible.
Small- and Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.
NOTE 3—Investment Advisory Agreements and Other Agreements
The Trust has entered into Investment Advisory Agreements with the Adviser on behalf of the Funds, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services. Pursuant to an Investment Advisory Agreement, each Fund (except for NASDAQ Internet ETF) accrues daily and pays monthly to the Adviser an annual fee of 0.50% of the Fund’s average daily net assets.
Pursuant to another Investment Advisory Agreement, NASDAQ Internet ETF accrues daily and pays monthly to the Adviser, as compensation for its services, an annual unitary management fee of 0.60% of the Fund’s average daily net assets. Out of the unitary management fee, the Adviser pays for substantially all expenses of NASDAQ Internet ETF, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser).
The Trust also has entered into an Amended and Restated Excess Expense Agreement (the “Expense Agreement”) with the Adviser on behalf of each Fund (except NASDAQ Internet ETF), pursuant to which the Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses (excluding interest expenses, brokerage commissions and other trading expenses, offering costs, taxes, acquired fund fees and expenses, if any, and extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser)) of each Fund (except NASDAQ Internet ETF) from exceeding 0.60% of the Fund’s average daily net assets per year (the “Expense Cap”), through at least August 31, 2026. Unless the Adviser continues the Expense Agreement, it will terminate on August 31, 2026. During its term, the Expense Agreement cannot be terminated or amended to increase the Expense Cap without approval of the Board of Trustees.
Further, through at least August 31, 2026, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. This waiver does not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date. This waiver is not subject to recapture by the Adviser.
For the six months ended October 31, 2024, the Adviser waived fees and/or paid Fund expenses for each Fund in the following amounts:
Dorsey Wright Basic Materials Momentum ETF	$62,374
Dorsey Wright Consumer Cyclicals Momentum ETF	60,292
Dorsey Wright Consumer Staples Momentum ETF	68,660
Dorsey Wright Energy Momentum ETF	66,793
Dorsey Wright Financial Momentum ETF	43,366
Dorsey Wright Healthcare Momentum ETF	89,935
Dorsey Wright Industrials Momentum ETF	131,948
Dorsey Wright Technology Momentum ETF	175,509
Dorsey Wright Utilities Momentum ETF	55,570
NASDAQ Internet ETF	53

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The fees waived and/or expenses borne by the Adviser, pursuant to the Expense Cap, are subject to recapture by the Adviser for up to three years from the date the fees were waived or the expenses were incurred, but no recapture payment will be made by the Funds if it would result in the Funds exceeding (i) the Expense Cap or (ii) the expense cap in effect at the time the fees and/or expenses subject to recapture were waived and/or borne by the Adviser.
For the following Funds, the amounts available for potential future recapture by the Adviser under the Expense Agreement and the expiration schedule at October 31, 2024 are as follows:
	Total Potential Recapture Amounts	Potential Recapture Amounts Expiring
		4/30/25	4/30/26	4/30/27	10/31/27
Dorsey Wright Basic Materials Momentum ETF	$471,988	$81,264	$191,801	$136,622	$62,301
Dorsey Wright Consumer Cyclicals Momentum ETF	309,795	67,572	108,291	73,699	60,233
Dorsey Wright Consumer Staples Momentum ETF	417,713	65,883	160,546	122,702	68,582
Dorsey Wright Energy Momentum ETF	507,318	83,746	218,338	138,515	66,719
Dorsey Wright Financial Momentum ETF	234,979	50,038	103,352	38,285	43,304
Dorsey Wright Healthcare Momentum ETF	657,624	152,493	257,024	158,255	89,852
Dorsey Wright Industrials Momentum ETF	267,178	45,854	59,111	30,385	131,828
Dorsey Wright Technology Momentum ETF	809,492	136,690	232,413	265,022	175,367
Dorsey Wright Utilities Momentum ETF	301,754	45,179	110,535	90,519	55,521
The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.
The Adviser has entered into a licensing agreement on behalf of each Fund with the following entities (each, a “Licensor”):
Fund	Licensor
Dorsey Wright Basic Materials Momentum ETF	Dorsey Wright & Associates, LLC
Dorsey Wright Consumer Cyclicals Momentum ETF	Dorsey Wright & Associates, LLC
Dorsey Wright Consumer Staples Momentum ETF	Dorsey Wright & Associates, LLC
Dorsey Wright Energy Momentum ETF	Dorsey Wright & Associates, LLC
Dorsey Wright Financial Momentum ETF	Dorsey Wright & Associates, LLC
Dorsey Wright Healthcare Momentum ETF	Dorsey Wright & Associates, LLC
Dorsey Wright Industrials Momentum ETF	Dorsey Wright & Associates, LLC
Dorsey Wright Technology Momentum ETF	Dorsey Wright & Associates, LLC
Dorsey Wright Utilities Momentum ETF	Dorsey Wright & Associates, LLC
NASDAQ Internet ETF	Nasdaq, Inc.
Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds (except for NASDAQ Internet ETF) are required to pay the sub-licensing fees that are shown on the Statements of Operations. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.
The Trust has entered into service agreements whereby BNYM, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.
For the six months ended October 31, 2024, the Funds incurred brokerage commissions with Invesco Capital Markets, Inc. ("ICMI"), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Funds, as listed below:
Dorsey Wright Basic Materials Momentum ETF	$9,414
Dorsey Wright Consumer Cyclicals Momentum ETF	10,403
Dorsey Wright Consumer Staples Momentum ETF	10,685
Dorsey Wright Energy Momentum ETF	16,955
Dorsey Wright Financial Momentum ETF	9,814
Dorsey Wright Healthcare Momentum ETF	55,927
Dorsey Wright Industrials Momentum ETF	6,232
Dorsey Wright Technology Momentum ETF	51,528
Dorsey Wright Utilities Momentum ETF	6,435
NASDAQ Internet ETF	4,190

49

Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.
NOTE 4—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of October 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Dorsey Wright Basic Materials Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$58,671,106	$-	$-	$58,671,106
Money Market Funds	101,651	8,036,480	-	8,138,131
Total Investments	$58,772,757	$8,036,480	$-	$66,809,237
Dorsey Wright Consumer Cyclicals Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$69,517,808	$-	$-	$69,517,808
Money Market Funds	118,014	11,836,898	-	11,954,912
Total Investments	$69,635,822	$11,836,898	$-	$81,472,720
Dorsey Wright Consumer Staples Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$88,404,337	$-	$-	$88,404,337
Money Market Funds	154,308	13,222,253	-	13,376,561
Total Investments	$88,558,645	$13,222,253	$-	$101,780,898
Dorsey Wright Energy Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$65,125,013	$-	$-	$65,125,013
Money Market Funds	139,933	18,991,412	-	19,131,345
Total Investments	$65,264,946	$18,991,412	$-	$84,256,358
Dorsey Wright Financial Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$67,896,676	$-	$-	$67,896,676
Money Market Funds	135,990	14,429,713	-	14,565,703
Total Investments	$68,032,666	$14,429,713	$-	$82,462,379
Dorsey Wright Healthcare Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$140,795,137	$-	$-	$140,795,137
Money Market Funds	195,138	45,943,674	-	46,138,812
Total Investments	$140,990,275	$45,943,674	$-	$186,933,949

50

	Level 1	Level 2	Level 3	Total
Dorsey Wright Industrials Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$344,883,874	$-	$-	$344,883,874
Money Market Funds	584,067	52,487,491	-	53,071,558
Total Investments	$345,467,941	$52,487,491	$-	$397,955,432
Dorsey Wright Technology Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$463,634,075	$-	$-	$463,634,075
Money Market Funds	379,443	96,304,527	-	96,683,970
Total Investments	$464,013,518	$96,304,527	$-	$560,318,045
Dorsey Wright Utilities Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$53,340,075	$-	$-	$53,340,075
Money Market Funds	136,795	5,823,599	-	5,960,394
Total Investments	$53,476,870	$5,823,599	$-	$59,300,469
NASDAQ Internet ETF
Investments in Securities
Common Stocks & Other Equity Interests	$776,203,102	$-	$-	$776,203,102
Money Market Funds	232,290	56,915,673	-	57,147,963
Total Investments	$776,435,392	$56,915,673	$-	$833,351,065
NOTE 5—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.
Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Funds had capital loss carryforwards as of April 30, 2024, as follows:
	No expiration
	Short-Term	Long-Term	Total*
Dorsey Wright Basic Materials Momentum ETF	$88,714,811	$14,517,582	$103,232,393
Dorsey Wright Consumer Cyclicals Momentum ETF	81,966,458	-	81,966,458
Dorsey Wright Consumer Staples Momentum ETF	114,449,467	5,313,556	119,763,023
Dorsey Wright Energy Momentum ETF	173,252,445	30,783,392	204,035,837
Dorsey Wright Financial Momentum ETF	46,380,746	112,319	46,493,065
Dorsey Wright Healthcare Momentum ETF	328,886,784	-	328,886,784
Dorsey Wright Industrials Momentum ETF	118,449,164	1,057,703	119,506,867
Dorsey Wright Technology Momentum ETF	232,282,073	-	232,282,073
Dorsey Wright Utilities Momentum ETF	27,419,080	5,561,813	32,980,893
NASDAQ Internet ETF	77,089,957	92,184,790	169,274,747

*
Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 6—Investment Transactions
For the six months ended October 31, 2024, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:
	Purchases	Sales
Dorsey Wright Basic Materials Momentum ETF	$21,624,272	$21,591,499
Dorsey Wright Consumer Cyclicals Momentum ETF	56,752,201	57,263,730
Dorsey Wright Consumer Staples Momentum ETF	46,034,574	45,978,144

51

	Purchases	Sales
Dorsey Wright Energy Momentum ETF	$39,741,487	$39,736,476
Dorsey Wright Financial Momentum ETF	35,272,493	35,058,861
Dorsey Wright Healthcare Momentum ETF	140,031,410	140,129,256
Dorsey Wright Industrials Momentum ETF	159,452,800	158,675,259
Dorsey Wright Technology Momentum ETF	490,314,965	488,278,090
Dorsey Wright Utilities Momentum ETF	12,830,125	12,860,589
NASDAQ Internet ETF	51,416,777	50,932,699
For the six months ended October 31, 2024, in-kind transactions associated with creations and redemptions were as follows:
	In-kind Purchases	In-kind Sales
Dorsey Wright Basic Materials Momentum ETF	$-	$9,119,714
Dorsey Wright Consumer Cyclicals Momentum ETF	43,520,709	39,967,290
Dorsey Wright Consumer Staples Momentum ETF	23,202,561	24,396,667
Dorsey Wright Energy Momentum ETF	8,666,588	7,245,752
Dorsey Wright Financial Momentum ETF	21,474,353	18,432,209
Dorsey Wright Healthcare Momentum ETF	4,190,637	14,007,766
Dorsey Wright Industrials Momentum ETF	216,430,118	137,042,270
Dorsey Wright Technology Momentum ETF	165,965,584	152,885,192
Dorsey Wright Utilities Momentum ETF	19,387,912	13,098,469
NASDAQ Internet ETF	20,681,517	68,987,170
Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.
As of October 31, 2024, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation	Cost
Dorsey Wright Basic Materials Momentum ETF	$10,455,297	$(653,490)	$9,801,807	$57,007,430
Dorsey Wright Consumer Cyclicals Momentum ETF	9,422,200	(2,708,613)	6,713,587	74,759,133
Dorsey Wright Consumer Staples Momentum ETF	13,641,056	(1,945,224)	11,695,832	90,085,066
Dorsey Wright Energy Momentum ETF	6,109,181	(4,223,470)	1,885,711	82,370,647
Dorsey Wright Financial Momentum ETF	12,084,707	(1,496,512)	10,588,195	71,874,184
Dorsey Wright Healthcare Momentum ETF	21,117,896	(4,629,800)	16,488,096	170,445,853
Dorsey Wright Industrials Momentum ETF	63,662,788	(3,165,116)	60,497,672	337,457,760
Dorsey Wright Technology Momentum ETF	57,102,670	(10,605,622)	46,497,048	513,820,997
Dorsey Wright Utilities Momentum ETF	7,322,926	(1,488,423)	5,834,503	53,465,966
NASDAQ Internet ETF	226,402,423	(100,442,563)	125,959,860	707,391,205
NOTE 7—Trustees’ and Officer’s Fees
Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees and an Officer of the Trust. The Adviser, as a result of the unitary management fee, pays for such compensation for NASDAQ Internet ETF. Interested Trustees do not receive any Trustees’ fees.
The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.
NOTE 8—Capital
Shares are issued and redeemed by each Fund only in Creation Units as discussed in Note 1. Only APs are permitted to purchase or redeem Creation Units from the Funds.

52

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.
Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.
Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

53

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.

54

©2024 Invesco Capital Management LLC
3500 Lacey Road, Suite 700
Downers Grove, IL 60515
P-SEC-NCSRS
invesco.com/ETFs

Invesco Semi-Annual Financial Statements and Other Information
October 31, 2024
RSP	Invesco S&P 500® Equal Weight ETF
RSPC	Invesco S&P 500® Equal Weight Communication Services ETF
RSPD	Invesco S&P 500® Equal Weight Consumer Discretionary ETF
RSPS	Invesco S&P 500® Equal Weight Consumer Staples ETF
RSPG	Invesco S&P 500® Equal Weight Energy ETF
RSPF	Invesco S&P 500® Equal Weight Financials ETF
RSPH	Invesco S&P 500® Equal Weight Health Care ETF
RSPN	Invesco S&P 500® Equal Weight Industrials ETF
RSPM	Invesco S&P 500® Equal Weight Materials ETF
RSPR	Invesco S&P 500® Equal Weight Real Estate ETF
RSPT	Invesco S&P 500® Equal Weight Technology ETF
RSPU	Invesco S&P 500® Equal Weight Utilities ETF
GRPM	Invesco S&P MidCap 400® GARP ETF

2

Invesco S&P 500® Equal Weight ETF (RSP)

October 31, 2024

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Communication Services-3.92%
Alphabet, Inc., Class A	452,430	$77,415,297
Alphabet, Inc., Class C	371,114	64,087,677
AT&T, Inc.	6,019,849	135,687,397
Charter Communications, Inc., Class A(b)(c)	382,676	125,368,484
Comcast Corp., Class A	3,291,810	143,753,343
Electronic Arts, Inc.	891,786	134,525,918
Fox Corp., Class A(c)	2,122,749	89,155,458
Fox Corp., Class B	1,245,851	48,538,355
Interpublic Group of Cos., Inc. (The)(c)	4,214,926	123,918,824
Live Nation Entertainment, Inc.(b)(c)	1,318,115	154,403,991
Match Group, Inc.(b)(c)	3,722,198	134,110,794
Meta Platforms, Inc., Class A	248,338	140,951,682
Netflix, Inc.(b)	186,870	141,279,326
News Corp., Class A(c)	3,795,320	103,422,470
News Corp., Class B(c)	1,125,748	32,691,722
Omnicom Group, Inc.(c)	1,300,870	131,387,870
Paramount Global, Class B(c)	12,300,780	134,570,533
Take-Two Interactive Software, Inc.(b)(c)	854,577	138,202,193
T-Mobile US, Inc.	642,408	143,359,769
Verizon Communications, Inc.	2,929,985	123,440,268
Walt Disney Co. (The)	1,439,891	138,517,514
Warner Bros. Discovery, Inc.(b)	15,314,678	124,508,332
		2,583,297,217
Consumer Discretionary-10.16%
Airbnb, Inc., Class A(b)	1,104,828	148,919,766
Amazon.com, Inc.(b)	697,668	130,045,315
Aptiv PLC(b)(c)	1,886,464	107,207,749
AutoZone, Inc.(b)(c)	41,633	125,273,697
Best Buy Co., Inc.	1,323,340	119,669,636
Booking Holdings, Inc.	33,218	155,335,673
BorgWarner, Inc.(c)	4,045,725	136,057,732
Caesars Entertainment, Inc.(b)(c)	3,351,321	134,220,406
CarMax, Inc.(b)(c)	1,650,212	119,442,345
Carnival Corp.(b)(c)	7,545,822	166,008,084
Chipotle Mexican Grill, Inc.(b)	2,321,119	129,448,807
D.R. Horton, Inc.	667,650	112,832,850
Darden Restaurants, Inc.(c)	811,756	129,897,195
Deckers Outdoor Corp.(b)	835,381	134,404,449
Domino’s Pizza, Inc.(c)	323,502	133,842,482
eBay, Inc.	2,049,727	117,879,800
Expedia Group, Inc.(b)	958,166	149,770,927
Ford Motor Co.	12,185,781	125,391,687
Garmin Ltd.	754,268	149,609,058
General Motors Co.	2,813,162	142,796,103
Genuine Parts Co.	948,690	108,814,743
Hasbro, Inc.(c)	1,892,282	124,190,468
Hilton Worldwide Holdings, Inc.	600,662	141,065,471
Home Depot, Inc. (The)	342,780	134,969,625
Las Vegas Sands Corp.	3,255,613	168,803,534
Lennar Corp., Class A	699,764	119,169,809
LKQ Corp.	3,168,460	116,567,643
Lowe’s Cos., Inc.	509,582	133,423,855
lululemon athletica, inc.(b)	488,252	145,450,271
Marriott International, Inc., Class A	562,001	146,131,500
	Shares	Value
Consumer Discretionary-(continued)
McDonald’s Corp.	438,838	$128,188,968
MGM Resorts International(b)(c)	3,568,339	131,564,659
Mohawk Industries, Inc.(b)	831,829	111,689,680
NIKE, Inc., Class B	1,648,410	127,141,863
Norwegian Cruise Line Holdings Ltd.(b)(c)	6,737,015	170,715,960
NVR, Inc.(b)	13,814	126,436,917
O’Reilly Automotive, Inc.(b)	115,690	133,406,767
Pool Corp.(c)	365,516	132,185,206
PulteGroup, Inc.(c)	931,874	120,705,639
Ralph Lauren Corp.	730,007	144,490,286
Ross Stores, Inc.	839,046	117,231,507
Royal Caribbean Cruises Ltd.	774,507	159,819,519
Starbucks Corp.	1,322,034	129,162,722
Tapestry, Inc.	3,048,412	144,647,149
Tesla, Inc.(b)	565,725	141,346,391
TJX Cos., Inc. (The)	1,085,175	122,657,330
Tractor Supply Co.(c)	460,248	122,200,447
Ulta Beauty, Inc.(b)	344,253	127,022,472
Wynn Resorts Ltd.	1,660,067	159,399,633
Yum! Brands, Inc.(c)	974,679	127,838,898
		6,684,492,693
Consumer Staples-7.17%
Altria Group, Inc.	2,455,496	133,726,312
Archer-Daniels-Midland Co.	2,153,551	118,897,551
Brown-Forman Corp., Class B(c)	2,803,840	123,453,075
Bunge Global S.A.	1,335,563	112,214,003
Campbell Soup Co.(c)	2,544,701	118,710,302
Church & Dwight Co., Inc.	1,253,402	125,227,394
Clorox Co. (The)	782,090	124,000,369
Coca-Cola Co. (The)	1,821,148	118,939,176
Colgate-Palmolive Co.	1,229,875	115,251,586
Conagra Brands, Inc.	4,057,425	117,421,879
Constellation Brands, Inc., Class A	515,098	119,677,869
Costco Wholesale Corp.	142,219	124,325,005
Dollar General Corp.	1,534,101	122,789,444
Dollar Tree, Inc.(b)(c)	1,865,553	120,589,346
Estee Lauder Cos., Inc. (The), Class A(c)	1,540,768	106,220,546
General Mills, Inc.(c)	1,767,335	120,214,127
Hershey Co. (The)(c)	648,759	115,206,623
Hormel Foods Corp.	4,053,770	123,842,673
J.M. Smucker Co. (The)(c)	1,077,119	122,263,778
Kellanova	1,613,743	130,148,373
Kenvue, Inc.(c)	5,559,070	127,469,475
Keurig Dr Pepper, Inc.	3,457,758	113,933,126
Kimberly-Clark Corp.	907,377	121,751,846
Kraft Heinz Co. (The)(c)	3,653,634	122,250,594
Kroger Co. (The)	2,329,651	129,924,636
Lamb Weston Holdings, Inc.	2,030,490	157,748,768
McCormick & Co., Inc.	1,552,933	121,501,478
Molson Coors Beverage Co., Class B(c)	2,373,049	129,259,979
Mondelez International, Inc., Class A	1,729,692	118,449,308
Monster Beverage Corp.(b)	2,558,710	134,792,843
PepsiCo, Inc.	733,612	121,838,281
Philip Morris International, Inc.	1,035,448	137,403,950
Procter & Gamble Co. (The)	746,924	123,376,906

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco S&P 500® Equal Weight ETF (RSP)—(continued)

October 31, 2024

(Unaudited)

	Shares	Value
Consumer Staples-(continued)
Sysco Corp.(c)	1,699,901	$127,407,580
Target Corp.	860,146	129,056,306
Tyson Foods, Inc., Class A	2,118,064	124,097,370
Walgreens Boots Alliance, Inc.(c)	14,136,554	133,731,801
Walmart, Inc.	1,616,068	132,436,773
		4,719,550,451
Energy-4.53%
APA Corp.(c)	5,440,679	128,400,024
Baker Hughes Co., Class A	3,899,429	148,490,256
Chevron Corp.(c)	925,041	137,664,602
ConocoPhillips(c)	1,256,765	137,666,038
Coterra Energy, Inc.	5,718,014	136,774,895
Devon Energy Corp.	3,301,309	127,694,632
Diamondback Energy, Inc.(c)	755,159	133,489,457
EOG Resources, Inc.	1,091,591	133,130,438
EQT Corp.	3,924,413	143,398,051
Exxon Mobil Corp.	1,171,433	136,799,946
Halliburton Co.(c)	4,673,516	129,643,334
Hess Corp.	1,012,996	136,227,702
Kinder Morgan, Inc.(c)	6,161,088	151,008,267
Marathon Oil Corp.	4,984,552	138,072,090
Marathon Petroleum Corp.	796,569	115,876,893
Occidental Petroleum Corp.(c)	2,551,198	127,840,532
ONEOK, Inc.	1,425,505	138,102,924
Phillips 66	1,029,220	125,379,580
Schlumberger N.V.(c)	3,259,179	130,595,303
Targa Resources Corp.	879,702	146,875,046
Valero Energy Corp.	968,545	125,678,399
Williams Cos., Inc. (The)(c)	2,894,495	151,584,703
		2,980,393,112
Financials-14.95%
Aflac, Inc.	1,199,516	125,697,282
Allstate Corp. (The)	692,706	129,203,523
American Express Co.	502,545	135,727,354
American International Group, Inc.	1,778,990	134,989,761
Ameriprise Financial, Inc.	295,376	150,730,373
Aon PLC, Class A	374,435	137,368,968
Arch Capital Group Ltd.(b)(c)	1,162,807	114,606,258
Arthur J. Gallagher & Co.	437,617	123,057,900
Assurant, Inc.(c)	677,521	129,880,776
Bank of America Corp.	3,369,906	140,929,469
Bank of New York Mellon Corp. (The)	1,893,077	142,662,283
Berkshire Hathaway, Inc., Class B(b)	290,787	131,121,674
Blackrock, Inc.	146,894	144,107,421
Blackstone, Inc., Class A	861,148	144,457,577
Brown & Brown, Inc.	1,261,108	131,962,341
Capital One Financial Corp.(c)	937,167	152,561,416
Cboe Global Markets, Inc.	620,903	132,606,254
Charles Schwab Corp. (The)	2,096,756	148,513,227
Chubb Ltd.	450,706	127,297,403
Cincinnati Financial Corp.	957,826	134,890,636
Citigroup, Inc.	2,260,544	145,059,108
Citizens Financial Group, Inc.	3,249,492	136,868,603
CME Group, Inc., Class A	600,287	135,280,678
Corpay, Inc.(b)	423,565	139,657,852
Discover Financial Services	990,724	147,053,163
Erie Indemnity Co., Class A(c)	250,007	112,213,142
Everest Group Ltd.	340,216	120,984,212
FactSet Research Systems, Inc.(c)	292,201	132,676,786
	Shares	Value
Financials-(continued)
Fidelity National Information Services, Inc.	1,548,599	$138,955,788
Fifth Third Bancorp	3,090,997	135,014,749
Fiserv, Inc.(b)	744,830	147,401,857
Franklin Resources, Inc.(c)	6,546,013	135,960,690
Global Payments, Inc.	1,177,975	122,167,787
Globe Life, Inc.	1,253,265	132,344,784
Goldman Sachs Group, Inc. (The)	271,763	140,716,164
Hartford Financial Services Group, Inc. (The)	1,129,009	124,687,754
Huntington Bancshares, Inc.	9,058,652	141,224,385
Intercontinental Exchange, Inc.	806,378	125,690,139
Invesco Ltd.(d)	8,135,621	141,071,668
Jack Henry & Associates, Inc.(c)	738,789	134,407,883
JPMorgan Chase & Co.	636,032	141,148,221
KeyCorp(c)	8,095,738	139,651,481
KKR & Co., Inc., Class A	1,060,906	146,659,645
Loews Corp.	1,664,457	131,425,525
M&T Bank Corp.(c)	770,443	149,989,843
MarketAxess Holdings, Inc.	506,300	146,533,346
Marsh & McLennan Cos., Inc.	567,009	123,744,044
Mastercard, Inc., Class A	263,971	131,877,272
MetLife, Inc.	1,706,993	133,862,391
Moody’s Corp.	272,906	123,910,240
Morgan Stanley	1,326,606	154,217,947
MSCI, Inc.	231,696	132,344,755
Nasdaq, Inc.(c)	1,781,573	131,693,876
Northern Trust Corp.(c)	1,477,709	148,539,309
PayPal Holdings, Inc.(b)	1,858,406	147,371,596
PNC Financial Services Group, Inc. (The)	734,091	138,207,313
Principal Financial Group, Inc.	1,599,175	131,772,020
Progressive Corp. (The)	509,486	123,718,485
Prudential Financial, Inc.	1,119,912	137,166,822
Raymond James Financial, Inc.(c)	1,103,565	163,570,404
Regions Financial Corp.	5,928,955	141,524,156
S&P Global, Inc.	250,716	120,433,938
State Street Corp.	1,564,286	145,165,741
Synchrony Financial	2,763,733	152,392,238
T. Rowe Price Group, Inc.	1,245,433	136,823,269
Travelers Cos., Inc. (The)	547,201	134,578,614
Truist Financial Corp.	3,113,054	134,016,975
U.S. Bancorp	2,918,005	140,968,822
Visa, Inc., Class A	453,239	131,371,324
W.R. Berkley Corp.	2,229,173	127,441,820
Wells Fargo & Co.	2,467,673	160,201,331
Willis Towers Watson PLC	447,313	135,173,515
		9,839,305,366
Health Care-11.59%
Abbott Laboratories(c)	1,117,169	126,653,450
AbbVie, Inc.	669,604	136,512,167
Agilent Technologies, Inc.	948,702	123,625,358
Align Technology, Inc.(b)	534,402	109,568,442
Amgen, Inc.	391,395	125,309,023
Baxter International, Inc.(c)	3,273,996	116,881,657
Becton, Dickinson and Co.	555,413	129,738,923
Biogen, Inc.(b)(c)	664,920	115,696,080
Bio-Techne Corp.	1,741,828	128,459,815
Boston Scientific Corp.(b)	1,561,013	131,156,312

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco S&P 500® Equal Weight ETF (RSP)—(continued)

October 31, 2024

(Unaudited)

	Shares	Value
Health Care-(continued)
Bristol-Myers Squibb Co.	2,651,505	$147,874,434
Cardinal Health, Inc.	1,149,250	124,716,610
Catalent, Inc.(b)	2,185,068	128,044,985
Cencora, Inc.(c)	542,699	123,778,788
Centene Corp.(b)	1,725,327	107,418,859
Charles River Laboratories International, Inc.(b)(c)	655,310	117,025,260
Cigna Group (The)	357,121	112,425,262
Cooper Cos., Inc. (The)(b)	1,177,052	123,213,803
CVS Health Corp.	2,246,269	126,824,348
Danaher Corp.	474,523	116,571,320
DaVita, Inc.(b)(c)	796,134	111,307,495
DexCom, Inc.(b)	1,873,960	132,076,701
Edwards Lifesciences Corp.(b)	1,897,868	127,176,135
Elevance Health, Inc.	236,253	95,862,017
Eli Lilly and Co.	141,076	117,056,400
GE HealthCare Technologies, Inc.	1,498,752	130,915,987
Gilead Sciences, Inc.	1,572,327	139,654,084
HCA Healthcare, Inc.	329,685	118,271,197
Henry Schein, Inc.(b)(c)	1,852,494	130,100,654
Hologic, Inc.(b)	1,602,403	129,586,331
Humana, Inc.	404,589	104,315,182
IDEXX Laboratories, Inc.(b)	259,824	105,727,582
Incyte Corp.(b)	2,045,998	151,649,372
Insulet Corp.(b)(c)	556,123	128,759,158
Intuitive Surgical, Inc.(b)	265,981	134,011,867
IQVIA Holdings, Inc.(b)	545,281	112,229,735
Johnson & Johnson	787,039	125,816,055
Labcorp Holdings, Inc.	588,346	134,301,741
McKesson Corp.	251,013	125,654,598
Medtronic PLC	1,445,144	128,979,102
Merck & Co., Inc.	1,122,186	114,822,071
Mettler-Toledo International, Inc.(b)	94,667	122,286,097
Moderna, Inc.(b)(c)	1,904,296	103,517,531
Molina Healthcare, Inc.(b)	363,374	116,722,996
Pfizer, Inc.	4,442,204	125,714,373
Quest Diagnostics, Inc.	842,844	130,497,536
Regeneron Pharmaceuticals, Inc.(b)	112,711	94,474,360
ResMed, Inc.(c)	523,334	126,892,795
Revvity, Inc.(c)	1,066,149	126,434,610
Solventum Corp.(b)(c)	1,857,848	134,842,608
STERIS PLC	531,885	117,998,687
Stryker Corp.	351,555	125,252,015
Teleflex, Inc.	529,305	106,422,063
Thermo Fisher Scientific, Inc.	213,158	116,452,479
UnitedHealth Group, Inc.	218,970	123,608,565
Universal Health Services, Inc., Class B	559,141	114,238,098
Vertex Pharmaceuticals, Inc.(b)	268,195	127,655,456
Viatris, Inc.	11,151,765	129,360,474
Waters Corp.(b)(c)	399,447	129,065,320
West Pharmaceutical Services, Inc.	433,020	133,339,849
Zimmer Biomet Holdings, Inc.(c)	1,223,963	130,866,124
Zoetis, Inc.	681,456	121,830,704
		7,627,241,100
Industrials-16.09%
3M Co.	977,972	125,640,063
A.O. Smith Corp.	1,626,544	122,153,454
Allegion PLC	921,507	128,670,022
	Shares	Value
Industrials-(continued)
Amentum Holdings, Inc.(b)	5,166,712	$153,658,015
AMETEK, Inc.	776,511	142,365,527
Automatic Data Processing, Inc.	469,155	135,698,392
Axon Enterprise, Inc.(b)(c)	343,122	145,312,167
Boeing Co. (The)(b)	830,772	124,042,567
Broadridge Financial Solutions, Inc.	614,331	129,537,835
Builders FirstSource, Inc.(b)	710,659	121,806,953
C.H. Robinson Worldwide, Inc.	1,299,617	133,912,536
Carrier Global Corp.	1,700,115	123,632,363
Caterpillar, Inc.	377,284	141,934,241
Cintas Corp.	626,139	128,865,668
Copart, Inc.(b)	2,594,182	133,522,547
CSX Corp.	3,879,190	130,495,952
Cummins, Inc.(c)	431,006	141,792,354
Dayforce, Inc.(b)(c)	2,189,134	155,319,057
Deere & Co.	329,685	133,420,223
Delta Air Lines, Inc.(c)	2,884,400	165,045,368
Dover Corp.	702,860	133,072,484
Eaton Corp. PLC	425,678	141,146,311
Emerson Electric Co.	1,276,444	138,200,592
Equifax, Inc.	424,257	112,436,590
Expeditors International of Washington, Inc.	1,076,775	128,136,225
Fastenal Co.	1,865,725	145,862,380
FedEx Corp.	454,762	124,536,574
Fortive Corp.	1,770,338	126,455,243
GE Vernova, Inc.(b)	577,641	174,251,184
Generac Holdings, Inc.(b)	926,992	153,463,526
General Dynamics Corp.	427,119	124,552,172
General Electric Co.	729,967	125,393,731
Honeywell International, Inc.	637,992	131,222,195
Howmet Aerospace, Inc.	1,365,279	136,145,622
Hubbell, Inc.(c)	321,879	137,451,989
Huntington Ingalls Industries, Inc.	497,654	92,046,084
IDEX Corp.	651,704	139,881,746
Illinois Tool Works, Inc.(c)	516,713	134,929,266
Ingersoll Rand, Inc.(c)	1,431,412	137,415,552
J.B. Hunt Transport Services, Inc.	771,411	139,332,255
Jacobs Solutions, Inc.	1,108,734	155,865,826
Johnson Controls International PLC	1,795,447	135,646,021
L3Harris Technologies, Inc.	567,066	140,331,823
Leidos Holdings, Inc.	837,577	153,410,603
Lockheed Martin Corp.	228,416	124,726,557
Masco Corp.	1,625,565	129,898,899
Nordson Corp.	516,595	128,058,734
Norfolk Southern Corp.	529,763	132,668,548
Northrop Grumman Corp.	250,562	127,541,069
Old Dominion Freight Line, Inc.	676,218	136,136,208
Otis Worldwide Corp.(c)	1,383,048	135,815,314
PACCAR, Inc.	1,367,491	142,601,961
Parker-Hannifin Corp.	220,037	139,518,861
Paychex, Inc.	962,811	134,148,457
Paycom Software, Inc.(c)	768,252	160,587,715
Pentair PLC	1,423,679	141,115,062
Quanta Services, Inc.	483,316	145,782,605
Republic Services, Inc.	631,941	125,124,318
Rockwell Automation, Inc.	495,153	132,062,257
Rollins, Inc.	2,576,294	121,446,499
RTX Corp.	1,093,254	132,272,801
Snap-on, Inc.(c)	464,233	153,257,240

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco S&P 500® Equal Weight ETF (RSP)—(continued)

October 31, 2024

(Unaudited)

	Shares	Value
Industrials-(continued)
Southwest Airlines Co.(c)	4,541,768	$138,887,265
Stanley Black & Decker, Inc.	1,285,366	119,461,916
Textron, Inc.	1,483,013	119,263,905
Trane Technologies PLC	357,583	132,362,923
TransDigm Group, Inc.	95,680	124,604,064
Uber Technologies, Inc.(b)	1,796,789	129,458,647
Union Pacific Corp.	521,967	121,132,882
United Airlines Holdings, Inc.(b)	2,594,387	203,036,727
United Parcel Service, Inc., Class B	1,023,729	137,241,110
United Rentals, Inc.	178,554	145,128,691
Veralto Corp.	1,182,306	120,819,850
Verisk Analytics, Inc.	483,804	132,910,635
W.W. Grainger, Inc.	131,507	145,871,510
Wabtec Corp.	770,004	144,745,352
Waste Management, Inc.(c)	625,328	134,977,049
Xylem, Inc.	994,369	121,094,257
		10,591,771,186
Information Technology-13.68%
Accenture PLC, Class A (Ireland)	372,000	128,273,040
Adobe, Inc.(b)	243,593	116,456,941
Advanced Micro Devices, Inc.(b)(c)	853,875	123,017,771
Akamai Technologies, Inc.(b)(c)	1,322,381	133,666,271
Amphenol Corp., Class A	2,048,974	137,322,237
Analog Devices, Inc.	577,546	128,856,288
ANSYS, Inc.(b)	408,321	130,830,132
Apple, Inc.	584,857	132,125,045
Applied Materials, Inc.	691,999	125,653,178
Arista Networks, Inc.(b)	361,858	139,836,406
Autodesk, Inc.(b)	492,945	139,897,791
Broadcom, Inc.	775,708	131,691,947
Cadence Design Systems, Inc.(b)	483,926	133,621,647
CDW Corp.	590,868	111,219,084
Cisco Systems, Inc.	2,615,671	143,260,301
Cognizant Technology Solutions Corp., Class A	1,687,239	125,851,157
Corning, Inc.	3,064,899	145,858,543
CrowdStrike Holdings, Inc., Class A(b)	502,262	149,106,520
Dell Technologies, Inc., Class C	1,140,853	141,043,656
Enphase Energy, Inc.(b)(c)	1,183,446	98,273,356
EPAM Systems, Inc.(b)	645,018	121,682,646
F5, Inc.(b)	618,856	144,738,041
Fair Isaac Corp.(b)	69,757	139,033,374
First Solar, Inc.(b)(c)	569,354	110,727,966
Fortinet, Inc.(b)	1,738,257	136,731,296
Gartner, Inc.(b)	254,916	128,095,290
Gen Digital, Inc.(c)	4,917,623	143,152,006
GoDaddy, Inc., Class A(b)	854,036	142,453,205
Hewlett Packard Enterprise Co.	7,597,771	148,080,557
HP, Inc.(c)	3,907,189	138,783,353
Intel Corp.	6,627,631	142,626,619
International Business Machines Corp.	606,533	125,382,502
Intuit, Inc.	198,529	121,162,249
Jabil, Inc.	1,229,989	151,399,346
Juniper Networks, Inc.	3,374,599	131,271,901
Keysight Technologies, Inc.(b)	868,469	129,410,566
KLA Corp.	173,518	115,602,897
Lam Research Corp.	1,691,010	125,726,594
Microchip Technology, Inc.	1,675,338	122,919,549
Micron Technology, Inc.	1,428,380	142,338,067
	Shares	Value
Information Technology-(continued)
Microsoft Corp.	302,454	$122,902,183
Monolithic Power Systems, Inc.	142,503	108,202,528
Motorola Solutions, Inc.	294,494	132,330,879
NetApp, Inc.(c)	1,108,729	127,847,541
NVIDIA Corp.	1,093,922	145,229,085
NXP Semiconductors N.V. (China)	566,370	132,813,765
ON Semiconductor Corp.(b)	1,813,563	127,838,056
Oracle Corp.	804,862	135,088,038
Palantir Technologies, Inc., Class A(b)	3,659,393	152,084,373
Palo Alto Networks, Inc.(b)(c)	375,440	135,282,295
PTC, Inc.(b)(c)	756,530	140,207,705
Qorvo, Inc.(b)	1,209,734	86,205,645
QUALCOMM, Inc.	775,530	126,233,018
Roper Technologies, Inc.	235,800	126,796,734
Salesforce, Inc.	511,200	148,948,344
Seagate Technology Holdings PLC(c)	1,275,287	128,000,556
ServiceNow, Inc.(b)	147,985	138,068,525
Skyworks Solutions, Inc.(c)	1,268,934	111,133,240
Super Micro Computer, Inc.(b)(c)	2,844,634	82,807,296
Synopsys, Inc.(b)	265,822	136,528,837
TE Connectivity PLC (Switzerland)	891,727	131,458,394
Teledyne Technologies, Inc.(b)	304,349	138,576,187
Teradyne, Inc.	991,451	105,302,011
Texas Instruments, Inc.	651,293	132,316,686
Trimble, Inc.(b)(c)	2,301,831	139,260,775
Tyler Technologies, Inc.(b)	223,448	135,317,874
VeriSign, Inc.(b)	712,525	126,002,921
Western Digital Corp.(b)	2,000,376	130,644,557
Zebra Technologies Corp., Class A(b)	385,751	147,345,309
		9,007,952,692
Materials-5.68%
Air Products and Chemicals, Inc.(c)	458,398	142,346,331
Albemarle Corp.(c)	1,489,717	141,120,891
Amcor PLC	11,831,324	131,682,636
Avery Dennison Corp.	592,762	122,719,517
Ball Corp.(c)	1,970,403	116,746,378
Celanese Corp.(c)	1,057,987	133,274,622
CF Industries Holdings, Inc.	1,645,630	135,320,155
Corteva, Inc.	2,300,536	140,148,653
Dow, Inc.	2,599,332	128,355,014
DuPont de Nemours, Inc.	1,597,283	132,558,516
Eastman Chemical Co.	1,261,462	132,567,042
Ecolab, Inc.	519,117	127,562,620
FMC Corp.(c)	2,047,551	133,070,339
Freeport-McMoRan, Inc.	3,055,126	137,541,773
International Flavors & Fragrances, Inc.	1,255,713	124,855,544
International Paper Co.(c)	2,670,597	148,324,957
Linde PLC	277,470	126,567,941
LyondellBasell Industries N.V., Class A	1,398,285	121,441,052
Martin Marietta Materials, Inc.	250,146	148,171,482
Mosaic Co. (The)	4,936,290	132,095,120
Newmont Corp.	2,421,102	110,014,875
Nucor Corp.	907,446	128,712,141
Packaging Corp. of America	618,969	141,706,763
PPG Industries, Inc.	1,025,816	127,724,350
Sherwin-Williams Co. (The)	346,863	124,444,039
Smurfit WestRock PLC	2,895,247	149,105,221

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco S&P 500® Equal Weight ETF (RSP)—(continued)

October 31, 2024

(Unaudited)

	Shares	Value
Materials-(continued)
Steel Dynamics, Inc.(c)	1,154,417	$150,651,418
Vulcan Materials Co.	548,000	150,113,640
		3,738,943,030
Real Estate-5.87%
Alexandria Real Estate Equities, Inc.	1,045,068	116,577,335
American Tower Corp.	545,722	116,533,476
AvalonBay Communities, Inc.	554,114	122,797,204
BXP, Inc.(c)	1,627,191	131,086,507
Camden Property Trust	1,035,607	119,912,935
CBRE Group, Inc., Class A(b)	1,097,314	143,715,215
CoStar Group, Inc.(b)(c)	1,650,951	120,172,723
Crown Castle, Inc.(c)	1,095,413	117,745,943
Digital Realty Trust, Inc.	819,556	146,069,466
Equinix, Inc.	149,464	135,725,269
Equity Residential	1,665,827	117,224,246
Essex Property Trust, Inc.(c)	414,587	117,684,666
Extra Space Storage, Inc.(c)	731,468	119,448,724
Federal Realty Investment Trust	1,108,092	122,820,917
Healthpeak Properties, Inc.	5,769,049	129,515,150
Host Hotels & Resorts, Inc.(c)	7,478,347	128,926,702
Invitation Homes, Inc.(c)	3,512,104	110,315,187
Iron Mountain, Inc.(c)	1,111,100	137,476,403
Kimco Realty Corp.(c)	5,413,138	128,399,633
Mid-America Apartment Communities, Inc.(c)	782,498	118,423,247
Prologis, Inc.	1,000,632	113,011,378
Public Storage	362,440	119,264,506
Realty Income Corp.	2,074,076	123,137,892
Regency Centers Corp.(c)	1,741,603	124,420,118
SBA Communications Corp., Class A	535,776	122,944,519
Simon Property Group, Inc.	794,425	134,353,156
UDR, Inc.	2,759,019	116,403,012
Ventas, Inc.	1,999,191	130,927,019
VICI Properties, Inc.	3,829,402	121,621,808
Welltower, Inc.	1,002,340	135,195,619
Weyerhaeuser Co.	4,014,600	125,094,936
		3,866,944,911
Utilities-6.31%
AES Corp. (The)	7,013,361	115,650,323
Alliant Energy Corp.	2,183,382	131,002,920
Ameren Corp.(c)	1,552,386	135,228,345
American Electric Power Co., Inc.	1,251,965	123,631,544
American Water Works Co., Inc.	878,446	121,322,177
Atmos Energy Corp.(c)	951,017	131,982,139
CenterPoint Energy, Inc.(c)	4,655,837	137,486,867
CMS Energy Corp.	1,855,549	129,164,766
Consolidated Edison, Inc.	1,245,583	126,650,879
Constellation Energy Corp.	665,058	174,883,652
Dominion Energy, Inc.	2,235,819	133,098,305
DTE Energy Co.(c)	1,032,835	128,298,764
	Shares	Value
Utilities-(continued)
Duke Energy Corp.	1,108,819	$127,813,566
Edison International	1,522,506	125,454,494
Entergy Corp.	1,024,979	158,646,250
Evergy, Inc.	2,133,506	128,949,103
Eversource Energy(c)	1,915,665	126,146,540
Exelon Corp.	3,232,647	127,043,027
FirstEnergy Corp.	2,927,964	122,476,734
NextEra Energy, Inc.	1,538,234	121,905,045
NiSource, Inc.	3,822,825	134,410,527
NRG Energy, Inc.	1,607,243	145,294,767
PG&E Corp.	6,588,724	133,223,999
Pinnacle West Capital Corp.(c)	1,435,851	126,082,076
PPL Corp.(c)	4,011,401	130,611,217
Public Service Enterprise Group, Inc.(c)	1,548,094	138,415,085
Sempra(c)	1,570,103	130,899,487
Southern Co. (The)	1,456,539	132,588,745
Vistra Corp.	1,523,089	190,325,201
WEC Energy Group, Inc.	1,359,459	129,869,118
Xcel Energy, Inc.	2,037,352	136,115,487
		4,154,671,149
Total Common Stocks & Other Equity Interests (Cost $60,050,007,230)		65,794,562,907
Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 4.77%(d)(e) (Cost $4,691,317)	4,691,317	4,691,317
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.96% (Cost $60,054,698,547)		65,799,254,224
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.11%
Invesco Private Government Fund, 4.84%(d)(e)(f)	542,591,439	542,591,439
Invesco Private Prime Fund, 4.99%(d)(e)(f)	1,500,850,665	1,501,300,920
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,043,987,930)		2,043,892,359
TOTAL INVESTMENTS IN SECURITIES-103.07% (Cost $62,098,686,477)		67,843,146,583
OTHER ASSETS LESS LIABILITIES-(3.07)%		(2,017,810,992)
NET ASSETS-100.00%		$65,825,335,591

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco S&P 500® Equal Weight ETF (RSP)—(continued)

October 31, 2024

(Unaudited)

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2024.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2024.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2024	Dividend Income
Invesco Ltd.	$98,740,712	$41,290,948	$(22,371,902)	$24,676,875	$(1,264,965)	$141,071,668	$3,037,847
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	13,969,194	431,471,195	(440,749,072)	-	-	4,691,317	461,438
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	594,742,327	4,479,336,408	(4,531,487,296)	-	-	542,591,439	19,723,852 *
Invesco Private Prime Fund	1,528,068,108	8,672,819,699	(8,699,629,934)	62,419	(19,372)	1,501,300,920	53,124,021 *
Total	$2,235,520,341	$13,624,918,250	$(13,694,238,204)	$24,739,294	$(1,284,337)	$2,189,655,344	$76,347,158

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco S&P 500® Equal Weight Communication Services ETF (RSPC)

October 31, 2024

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.91%
Diversified Telecommunication Services-12.97%
AT&T, Inc.	104,078	$2,345,918
Frontier Communications Parent, Inc.(b)	61,810	2,208,471
Verizon Communications, Inc.	50,690	2,135,570
		6,689,959
Entertainment-32.31%
Electronic Arts, Inc.	15,444	2,329,727
Live Nation Entertainment, Inc.(b)(c)	22,782	2,668,683
Netflix, Inc.(b)	3,230	2,441,977
Take-Two Interactive Software, Inc.(b)	14,794	2,392,486
TKO Group Holdings, Inc.(b)(c)	19,528	2,280,284
Walt Disney Co. (The)	24,858	2,391,340
Warner Bros. Discovery, Inc.(b)(c)	265,061	2,154,946
		16,659,443
Interactive Media & Services-13.96%
Alphabet, Inc., Class A	7,830	1,339,791
Alphabet, Inc., Class C	6,418	1,108,325
Match Group, Inc.(b)(c)	64,307	2,316,981
Meta Platforms, Inc., Class A	4,291	2,435,486
		7,200,583
Media-35.86%
Charter Communications, Inc., Class A(b)	6,621	2,169,106
Comcast Corp., Class A	56,931	2,486,177
Fox Corp., Class A(c)	36,737	1,542,954
Fox Corp., Class B	21,579	840,718
Interpublic Group of Cos., Inc. (The)	73,002	2,146,259
New York Times Co. (The), Class A	42,040	2,347,514
News Corp., Class A	65,677	1,789,698
News Corp., Class B(c)	19,485	565,844
Omnicom Group, Inc.(c)	22,516	2,274,116
Paramount Global, Class B(c)	213,094	2,331,248
		18,493,634
	Shares	Value
Wireless Telecommunication Services-4.81%
T-Mobile US, Inc.	11,106	$2,478,415
Total Common Stocks & Other Equity Interests (Cost $48,348,970)		51,522,034

Money Market Funds-0.00%
Invesco Government & Agency Portfolio, Institutional Class, 4.77%(d)(e) (Cost $622)	622	622
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.91% (Cost $48,349,592)		51,522,656
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-22.18%
Invesco Private Government Fund, 4.84%(d)(e)(f)	3,175,330	3,175,330
Invesco Private Prime Fund, 4.99%(d)(e)(f)	8,260,809	8,263,287
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $11,438,617)		11,438,617
TOTAL INVESTMENTS IN SECURITIES-122.09% (Cost $59,788,209)		62,961,273
OTHER ASSETS LESS LIABILITIES-(22.09)%		(11,392,206)
NET ASSETS-100.00%		$51,569,067

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2024.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2024.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$422,721	$(422,099)	$-	$-	$622	$804

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco S&P 500® Equal Weight Communication Services ETF (RSPC)—(continued)

October 31, 2024

(Unaudited)

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2024	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$2,841,711	$36,999,019	$(36,665,400)	$-	$-	$3,175,330	$71,728 *
Invesco Private Prime Fund	7,440,000	76,187,948	(75,365,441)	-	780	8,263,287	186,673 *
Total	$10,281,711	$113,609,688	$(112,452,940)	$-	$780	$11,439,239	$259,205

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco S&P 500® Equal Weight Consumer Discretionary ETF (RSPD)

October 31, 2024

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Automobile Components-3.64%
Aptiv PLC(b)	78,575	$4,465,417
BorgWarner, Inc.	168,206	5,656,768
		10,122,185
Automobiles-6.12%
Ford Motor Co.	506,812	5,215,095
General Motors Co.	117,018	5,939,834
Tesla, Inc.(b)	23,525	5,877,721
		17,032,650
Broadline Retail-3.71%
Amazon.com, Inc.(b)	29,049	5,414,734
eBay, Inc.	85,403	4,911,526
		10,326,260
Distributors-5.35%
Genuine Parts Co.	39,443	4,524,112
LKQ Corp.(c)	132,011	4,856,685
Pool Corp.	15,218	5,503,437
		14,884,234
Hotels, Restaurants & Leisure-39.01%
Airbnb, Inc., Class A(b)	46,008	6,201,418
Booking Holdings, Inc.	1,381	6,457,901
Caesars Entertainment, Inc.(b)	139,385	5,582,369
Carnival Corp.(b)	313,895	6,905,690
Chipotle Mexican Grill, Inc.(b)	96,539	5,383,980
Darden Restaurants, Inc.	33,808	5,409,956
Domino’s Pizza, Inc.	13,462	5,569,633
Expedia Group, Inc.(b)	39,903	6,237,238
Hilton Worldwide Holdings, Inc.	24,989	5,868,667
Las Vegas Sands Corp.	135,375	7,019,194
Marriott International, Inc., Class A	23,380	6,079,268
McDonald’s Corp.	18,274	5,338,018
MGM Resorts International(b)(c)	148,391	5,471,176
Norwegian Cruise Line Holdings Ltd.(b)	280,278	7,102,245
Royal Caribbean Cruises Ltd.	32,255	6,655,819
Starbucks Corp.	54,965	5,370,081
Wynn Resorts Ltd.	69,054	6,630,565
Yum! Brands, Inc.	40,535	5,316,571
		108,599,789
Household Durables-11.08%
D.R. Horton, Inc.	27,812	4,700,228
Garmin Ltd.	31,378	6,223,827
Lennar Corp., Class A	29,139	4,962,372
Mohawk Industries, Inc.(b)	34,604	4,646,279
NVR, Inc.(b)	578	5,290,324
PulteGroup, Inc.	38,825	5,029,002
		30,852,032
Leisure Products-1.86%
Hasbro, Inc.	78,830	5,173,613
	Shares	Value
Specialty Retail-18.77%
AutoZone, Inc.(b)	1,733	$5,214,597
Best Buy Co., Inc.	55,031	4,976,453
CarMax, Inc.(b)(c)	68,770	4,977,573
Home Depot, Inc. (The)	14,257	5,613,694
Lowe’s Cos., Inc.	21,213	5,554,200
O’Reilly Automotive, Inc.(b)	4,815	5,552,369
Ross Stores, Inc.	34,897	4,875,809
TJX Cos., Inc. (The)	45,220	5,111,216
Tractor Supply Co.(c)	19,146	5,083,454
Ulta Beauty, Inc.(b)	14,318	5,283,056
		52,242,421
Textiles, Apparel & Luxury Goods-10.40%
Deckers Outdoor Corp.(b)	34,766	5,593,502
lululemon athletica, inc.(b)	20,308	6,049,753
NIKE, Inc., Class B	68,573	5,289,035
Ralph Lauren Corp.	30,331	6,003,415
Tapestry, Inc.	126,700	6,011,915
		28,947,620
Total Common Stocks & Other Equity Interests (Cost $269,528,338)		278,180,804

Money Market Funds-0.07%
Invesco Government & Agency Portfolio, Institutional Class, 4.77%(d)(e) (Cost $186,692)	186,692	186,692
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.01% (Cost $269,715,030)		278,367,496
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-6.21%
Invesco Private Government Fund, 4.84%(d)(e)(f)	4,811,456	4,811,456
Invesco Private Prime Fund, 4.99%(d)(e)(f)	12,467,690	12,471,430
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $17,283,500)		17,282,886
TOTAL INVESTMENTS IN SECURITIES-106.22% (Cost $286,998,530)		295,650,382
OTHER ASSETS LESS LIABILITIES-(6.22)%		(17,304,955)
NET ASSETS-100.00%		$278,345,427

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco S&P 500® Equal Weight Consumer Discretionary ETF (RSPD)—(continued)

October 31, 2024

(Unaudited)

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2024.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2024.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$63,198	$2,225,840	$(2,102,346)	$-	$-	$186,692	$3,632
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	6,387,148	79,525,900	(81,101,592)	-	-	4,811,456	147,778 *
Invesco Private Prime Fund	17,261,864	149,381,936	(154,171,312)	914	(1,972)	12,471,430	404,668 *
Total	$23,712,210	$231,133,676	$(237,375,250)	$914	$(1,972)	$17,469,578	$556,078

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco S&P 500® Equal Weight Consumer Staples ETF (RSPS)

October 31, 2024

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.92%
Beverages-18.24%
Brown-Forman Corp., Class B(b)	182,309	$8,027,065
Coca-Cola Co. (The)	118,633	7,747,921
Constellation Brands, Inc., Class A	33,591	7,804,533
Keurig Dr Pepper, Inc.	225,201	7,420,373
Molson Coors Beverage Co., Class B(b)	154,138	8,395,897
Monster Beverage Corp.(c)	166,546	8,773,643
PepsiCo, Inc.	47,773	7,934,140
		56,103,572
Consumer Staples Distribution & Retail-21.60%
Costco Wholesale Corp.	9,298	8,128,126
Dollar General Corp.	99,904	7,996,316
Dollar Tree, Inc.(b)(c)	121,531	7,855,764
Kroger Co. (The)	151,516	8,450,047
Sysco Corp.	110,716	8,298,164
Target Corp.	55,988	8,400,440
Walgreens Boots Alliance, Inc.(b)	919,888	8,702,140
Walmart, Inc.	105,074	8,610,814
		66,441,811
Food Products-36.48%
Archer-Daniels-Midland Co.	140,300	7,745,963
Bunge Global S.A.	86,950	7,305,539
Campbell Soup Co.(b)	165,796	7,734,383
Conagra Brands, Inc.	264,206	7,646,122
General Mills, Inc.	114,884	7,814,410
Hershey Co. (The)	42,234	7,499,914
Hormel Foods Corp.	264,038	8,066,361
J.M. Smucker Co. (The)	70,111	7,958,299
Kellanova	104,957	8,464,782
Kraft Heinz Co. (The)	238,082	7,966,224
Lamb Weston Holdings, Inc.	132,264	10,275,590
McCormick & Co., Inc.	101,070	7,907,717
Mondelez International, Inc., Class A	112,598	7,710,711
Tyson Foods, Inc., Class A	137,951	8,082,549
		112,178,564
	Shares	Value
Household Products-12.90%
Church & Dwight Co., Inc.	81,381	$8,130,776
Clorox Co. (The)	50,985	8,083,672
Colgate-Palmolive Co.	80,075	7,503,828
Kimberly-Clark Corp.	59,078	7,927,086
Procter & Gamble Co. (The)	48,640	8,034,355
		39,679,717
Personal Care Products-4.96%
Estee Lauder Cos., Inc. (The), Class A	100,361	6,918,887
Kenvue, Inc.	362,916	8,321,664
		15,240,551
Tobacco-5.74%
Altria Group, Inc.	159,955	8,711,149
Philip Morris International, Inc.	67,419	8,946,502
		17,657,651
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.92% (Cost $370,308,934)		307,301,866
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-11.11%
Invesco Private Government Fund, 4.84%(d)(e)(f)	9,487,964	9,487,964
Invesco Private Prime Fund, 4.99%(d)(e)(f)	24,668,479	24,675,880
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $34,164,500)		34,163,844
TOTAL INVESTMENTS IN SECURITIES-111.03% (Cost $404,473,434)		341,465,710
OTHER ASSETS LESS LIABILITIES-(11.03)%		(33,920,274)
NET ASSETS-100.00%		$307,545,436

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at October 31, 2024.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2024.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value October 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$135,035	$5,030,397	$(5,165,432)	$-	$-	$-	$6,705

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco S&P 500® Equal Weight Consumer Staples ETF (RSPS)—(continued)

October 31, 2024

(Unaudited)

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value October 31, 2024	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$1,840,643	$79,107,566	$(71,460,245)	$-	$-	$9,487,964	$151,921 *
Invesco Private Prime Fund	4,729,763	162,381,151	(142,437,570)	(188)	2,724	24,675,880	410,347 *
Total	$6,705,441	$246,519,114	$(219,063,247)	$(188)	$2,724	$34,163,844	$568,973

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco S&P 500® Equal Weight Energy ETF (RSPG)

October 31, 2024

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.88%
Energy Equipment & Services-13.70%
Baker Hughes Co., Class A	680,174	$25,901,026
Halliburton Co.	814,885	22,604,910
Schlumberger N.V.	568,440	22,777,391
		71,283,327
Oil, Gas & Consumable Fuels-86.18%
APA Corp.	948,653	22,388,211
Chevron Corp.	161,545	24,041,127
ConocoPhillips	219,434	24,036,800
Coterra Energy, Inc.	997,151	23,851,852
Devon Energy Corp.	575,720	22,268,850
Diamondback Energy, Inc.	131,722	23,284,498
EOG Resources, Inc.	190,293	23,208,134
EQT Corp.	684,473	25,010,643
Exxon Mobil Corp.	204,358	23,864,927
Hess Corp.	176,668	23,758,313
Kinder Morgan, Inc.	1,074,590	26,338,201
Marathon Oil Corp.	869,175	24,076,148
Marathon Petroleum Corp.	138,815	20,193,418
Occidental Petroleum Corp.(b)	444,894	22,293,638
ONEOK, Inc.	248,560	24,080,493
Phillips 66	179,250	21,836,235
Targa Resources Corp.	153,281	25,591,796
Valero Energy Corp.	169,161	21,950,331
Williams Cos., Inc. (The)	504,505	26,420,927
		448,494,542
Total Common Stocks & Other Equity Interests (Cost $496,357,105)		519,777,869
	Shares	Value

Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 4.77%(c)(d) (Cost $166,871)	166,871	$166,871
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.91% (Cost $496,523,976)		519,944,740
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.31%
Invesco Private Government Fund, 4.84%(c)(d)(e)	3,330,485	3,330,485
Invesco Private Prime Fund, 4.99%(c)(d)(e)	8,683,303	8,685,908
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $12,017,230)		12,016,393
TOTAL INVESTMENTS IN SECURITIES-102.22% (Cost $508,541,206)		531,961,133
OTHER ASSETS LESS LIABILITIES-(2.22)%		(11,533,239)
NET ASSETS-100.00%		$520,427,894

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at October 31, 2024.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2024.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value October 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$228,551	$12,479,257	$(12,540,937)	$-	$-	$166,871	$6,358
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,988,164	118,552,439	(118,210,118)	-	-	3,330,485	107,749 *
Invesco Private Prime Fund	7,685,814	251,413,306	(250,412,771)	(108)	(333)	8,685,908	290,398 *
Total	$10,902,529	$382,445,002	$(381,163,826)	$(108)	$(333)	$12,183,264	$404,505

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco S&P 500® Equal Weight Energy ETF (RSPG)—(continued)

October 31, 2024

(Unaudited)

(d)	The rate shown is the 7-day SEC standardized yield as of October 31, 2024.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco S&P 500® Equal Weight Financials ETF (RSPF)

October 31, 2024

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Banks-18.75%
Bank of America Corp.	100,211	$4,190,825
Citigroup, Inc.	67,186	4,311,326
Citizens Financial Group, Inc.	96,614	4,069,382
Fifth Third Bancorp	92,068	4,021,530
Huntington Bancshares, Inc.	269,330	4,198,855
JPMorgan Chase & Co.	18,923	4,199,392
KeyCorp	240,709	4,152,230
M&T Bank Corp.	22,942	4,466,348
PNC Financial Services Group, Inc. (The)	21,865	4,116,523
Regions Financial Corp.	176,284	4,207,899
Truist Financial Corp.	92,576	3,985,397
U.S. Bancorp	86,799	4,193,260
Wells Fargo & Co.	73,413	4,765,972
		54,878,939
Capital Markets-32.76%
Ameriprise Financial, Inc.	8,796	4,488,599
Bank of New York Mellon Corp. (The)	56,403	4,250,530
Blackrock, Inc.	4,378	4,294,949
Blackstone, Inc., Class A	25,618	4,297,420
Cboe Global Markets, Inc.	18,448	3,939,939
Charles Schwab Corp. (The)	62,340	4,415,542
CME Group, Inc., Class A	17,857	4,024,254
FactSet Research Systems, Inc.(b)	8,701	3,950,776
Franklin Resources, Inc.	194,642	4,042,714
Goldman Sachs Group, Inc. (The)	8,090	4,188,921
Intercontinental Exchange, Inc.	23,959	3,734,489
Invesco Ltd.(c)	242,018	4,196,592
KKR & Co., Inc., Class A	31,553	4,361,887
MarketAxess Holdings, Inc.	15,060	4,358,665
Moody’s Corp.	8,108	3,681,356
Morgan Stanley	39,437	4,584,551
MSCI, Inc.	6,883	3,931,570
Nasdaq, Inc.	52,957	3,914,581
Northern Trust Corp.	43,890	4,411,823
Raymond James Financial, Inc.	32,843	4,867,990
S&P Global, Inc.	7,442	3,574,839
State Street Corp.	46,526	4,317,613
T. Rowe Price Group, Inc.	37,041	4,069,324
		95,898,924
Consumer Finance-5.97%
American Express Co.	14,960	4,040,397
Capital One Financial Corp.	27,880	4,538,585
Discover Financial Services	29,504	4,379,279
Synchrony Financial	82,223	4,533,776
		17,492,037
Financial Services-12.44%
Berkshire Hathaway, Inc., Class B(d)	8,638	3,895,047
Corpay, Inc.(d)	12,596	4,153,153
Fidelity National Information Services, Inc.	46,032	4,130,451
Fiserv, Inc.(d)	22,141	4,381,704
Global Payments, Inc.	35,007	3,630,576
Jack Henry & Associates, Inc.(b)	21,999	4,002,278
Mastercard, Inc., Class A	7,855	3,924,279
	Shares	Value
Financial Services-(continued)
PayPal Holdings, Inc.(d)	55,275	$4,383,308
Visa, Inc., Class A	13,476	3,906,019
		36,406,815
Insurance-30.03%
Aflac, Inc.	35,600	3,730,524
Allstate Corp. (The)	20,533	3,829,815
American International Group, Inc.	52,981	4,020,198
Aon PLC, Class A	11,115	4,077,760
Arch Capital Group Ltd.(d)	34,507	3,401,010
Arthur J. Gallagher & Co.	13,024	3,662,349
Assurant, Inc.	20,113	3,855,662
Brown & Brown, Inc.	37,488	3,922,744
Chubb Ltd.	13,408	3,786,956
Cincinnati Financial Corp.	28,464	4,008,585
Erie Indemnity Co., Class A	7,421	3,330,842
Everest Group Ltd.	10,119	3,598,418
Globe Life, Inc.	37,243	3,932,861
Hartford Financial Services Group, Inc. (The)	33,511	3,700,955
Loews Corp.	49,444	3,904,098
Marsh & McLennan Cos., Inc.	16,834	3,673,852
MetLife, Inc.	50,858	3,988,284
Principal Financial Group, Inc.	47,650	3,926,360
Progressive Corp. (The)	15,136	3,675,475
Prudential Financial, Inc.	33,312	4,080,054
Travelers Cos., Inc. (The)	16,284	4,004,887
W.R. Berkley Corp.	66,262	3,788,199
Willis Towers Watson PLC	13,328	4,027,588
		87,927,476
Total Common Stocks & Other Equity Interests (Cost $243,207,944)		292,604,191

Money Market Funds-0.09%
Invesco Government & Agency Portfolio, Institutional Class, 4.77%(c)(e) (Cost $256,346)	256,346	256,346
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.04% (Cost $243,464,290)		292,860,537
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.36%
Invesco Private Government Fund, 4.84%(c)(e)(f)	1,096,539	1,096,539
Invesco Private Prime Fund, 4.99%(c)(e)(f)	2,874,290	2,875,152
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,971,836)		3,971,691
TOTAL INVESTMENTS IN SECURITIES-101.40% (Cost $247,436,126)		296,832,228
OTHER ASSETS LESS LIABILITIES-(1.40)%		(4,097,211)
NET ASSETS-100.00%		$292,735,017

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco S&P 500® Equal Weight Financials ETF (RSPF)—(continued)

October 31, 2024

(Unaudited)

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at October 31, 2024.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2024.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2024	Dividend Income
Invesco Ltd.	$3,322,369	$615,687	$(494,963)	$735,545	$17,954	$4,196,592	$96,435
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	203,950	3,363,291	(3,310,895)	-	-	256,346	4,229
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	866,161	10,839,202	(10,608,824)	-	-	1,096,539	23,629 *
Invesco Private Prime Fund	2,227,385	24,800,279	(24,151,957)	286	(841)	2,875,152	62,950 *
Total	$6,619,865	$39,618,459	$(38,566,639)	$735,831	$17,113	$8,424,629	$187,243

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	Non-income producing security.
(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco S&P 500® Equal Weight Health Care ETF (RSPH)

October 31, 2024

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Biotechnology-13.04%
AbbVie, Inc.	78,072	$15,916,539
Amgen, Inc.	45,601	14,599,616
Biogen, Inc.(b)	77,500	13,485,000
Gilead Sciences, Inc.	183,108	16,263,652
Incyte Corp.(b)	238,567	17,682,586
Moderna, Inc.(b)	222,085	12,072,541
Regeneron Pharmaceuticals, Inc.(b)	13,139	11,013,110
Vertex Pharmaceuticals, Inc.(b)	31,233	14,866,283
		115,899,327
Health Care Equipment & Supplies-32.72%
Abbott Laboratories	130,263	14,767,916
Align Technology, Inc.(b)	62,225	12,757,992
Baxter International, Inc.(c)	381,761	13,628,868
Becton, Dickinson and Co.	64,758	15,126,821
Boston Scientific Corp.(b)	182,027	15,293,908
Cooper Cos., Inc. (The)(b)	137,192	14,361,258
DexCom, Inc.(b)	218,145	15,374,859
Edwards Lifesciences Corp.(b)	221,299	14,829,246
GE HealthCare Technologies, Inc.	174,471	15,240,042
Hologic, Inc.(b)	186,862	15,111,530
IDEXX Laboratories, Inc.(b)	30,305	12,331,711
Insulet Corp.(b)(c)	64,845	15,013,563
Intuitive Surgical, Inc.(b)	30,944	15,590,825
Medtronic PLC	168,479	15,036,751
ResMed, Inc.(c)	60,912	14,769,333
Solventum Corp.(b)(c)	216,632	15,723,150
STERIS PLC	61,942	13,741,833
Stryker Corp.	40,956	14,591,804
Teleflex, Inc.	61,632	12,391,730
Zimmer Biomet Holdings, Inc.	142,702	15,257,698
		290,940,838
Health Care Providers & Services-24.90%
Cardinal Health, Inc.	133,989	14,540,486
Cencora, Inc.	63,204	14,415,568
Centene Corp.(b)	201,243	12,529,389
Cigna Group (The)	41,584	13,091,059
CVS Health Corp.(c)	261,523	14,765,589
DaVita, Inc.(b)(c)	92,704	12,960,946
Elevance Health, Inc.	27,541	11,175,036
HCA Healthcare, Inc.	38,425	13,784,585
Henry Schein, Inc.(b)(c)	215,451	15,131,124
Humana, Inc.	47,162	12,159,778
Labcorp Holdings, Inc.	68,583	15,655,441
McKesson Corp.	29,228	14,631,245
Molina Healthcare, Inc.(b)	42,339	13,600,134
Quest Diagnostics, Inc.	98,214	15,206,474
UnitedHealth Group, Inc.	25,507	14,398,701
Universal Health Services, Inc., Class B	65,214	13,323,872
		221,369,427
	Shares	Value
Life Sciences Tools & Services-16.05%
Agilent Technologies, Inc.	110,430	$14,390,133
Bio-Techne Corp.	203,065	14,976,044
Charles River Laboratories International, Inc.(b)(c)	76,354	13,635,297
Danaher Corp.	55,290	13,582,541
IQVIA Holdings, Inc.(b)	63,520	13,073,686
Mettler-Toledo International, Inc.(b)	10,957	14,153,705
Revvity, Inc.	124,250	14,734,808
Thermo Fisher Scientific, Inc.	24,821	13,560,209
Waters Corp.(b)(c)	46,533	15,035,278
West Pharmaceutical Services, Inc.	50,441	15,532,297
		142,673,998
Pharmaceuticals-13.24%
Bristol-Myers Squibb Co.	308,639	17,212,797
Catalent, Inc.(b)	254,345	14,904,617
Eli Lilly and Co.	16,405	13,611,885
Johnson & Johnson	91,624	14,647,013
Merck & Co., Inc.	130,876	13,391,232
Pfizer, Inc.	518,075	14,661,522
Viatris, Inc.	1,300,508	15,085,893
Zoetis, Inc.	79,360	14,187,981
		117,702,940
Total Common Stocks & Other Equity Interests (Cost $771,709,624)		888,586,530

Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 4.77%(d)(e) (Cost $156,988)	156,988	156,988
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.97% (Cost $771,866,612)		888,743,518
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.30%
Invesco Private Government Fund, 4.84%(d)(e)(f)	5,664,562	5,664,562
Invesco Private Prime Fund, 4.99%(d)(e)(f)	14,776,521	14,780,954
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $20,446,112)		20,445,516
TOTAL INVESTMENTS IN SECURITIES-102.27% (Cost $792,312,724)		909,189,034
OTHER ASSETS LESS LIABILITIES-(2.27)%		(20,146,379)
NET ASSETS-100.00%		$889,042,655

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco S&P 500® Equal Weight Health Care ETF (RSPH)—(continued)

October 31, 2024

(Unaudited)

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2024.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2024.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$122,875	$4,500,903	$(4,466,790)	$-	$-	$156,988	$9,322
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	8,012,925	95,848,861	(98,197,224)	-	-	5,664,562	202,146 *
Invesco Private Prime Fund	20,609,844	231,380,281	(237,208,142)	1,357	(2,386)	14,780,954	553,248 *
Total	$28,745,644	$331,730,045	$(339,872,156)	$1,357	$(2,386)	$20,602,504	$764,716

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco S&P 500® Equal Weight Industrials ETF (RSPN)

October 31, 2024

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.93%
Aerospace & Defense-14.30%
Axon Enterprise, Inc.(b)(c)	20,789	$8,804,142
Boeing Co. (The)(b)	50,340	7,516,265
General Dynamics Corp.	25,893	7,550,658
General Electric Co.	44,266	7,604,013
Howmet Aerospace, Inc.	82,828	8,259,608
Huntington Ingalls Industries, Inc.	30,173	5,580,798
L3Harris Technologies, Inc.	34,345	8,499,357
Lockheed Martin Corp.	13,847	7,561,154
Northrop Grumman Corp.	15,183	7,728,451
RTX Corp.	66,252	8,015,830
Textron, Inc.	89,984	7,236,513
TransDigm Group, Inc.	5,772	7,516,876
		91,873,665
Air Freight & Logistics-4.94%
C.H. Robinson Worldwide, Inc.	78,864	8,126,147
Expeditors International of Washington, Inc.	65,341	7,775,579
FedEx Corp.	27,557	7,546,484
United Parcel Service, Inc., Class B	62,022	8,314,669
		31,762,879
Building Products-8.44%
A.O. Smith Corp.	98,683	7,411,093
Allegion PLC(c)	55,901	7,805,457
Builders FirstSource, Inc.(b)	43,053	7,379,284
Carrier Global Corp.	103,147	7,500,850
Johnson Controls International PLC(c)	108,776	8,218,027
Masco Corp.	98,388	7,862,185
Trane Technologies PLC	21,666	8,019,886
		54,196,782
Commercial Services & Supplies-7.22%
Cintas Corp.	37,983	7,817,281
Copart, Inc.(b)	157,114	8,086,658
Republic Services, Inc.	38,347	7,592,706
Rollins, Inc.	156,365	7,371,046
Veralto Corp.	71,731	7,330,191
Waste Management, Inc.	37,932	8,187,622
		46,385,504
Construction & Engineering-1.37%
Quanta Services, Inc.	29,278	8,831,123
Electrical Equipment-9.61%
AMETEK, Inc.	47,111	8,637,331
Eaton Corp. PLC	25,805	8,556,422
Emerson Electric Co.	77,346	8,374,251
GE Vernova, Inc.(b)	34,984	10,553,273
Generac Holdings, Inc.(b)	56,159	9,297,123
Hubbell, Inc.	19,502	8,327,939
Rockwell Automation, Inc.	30,017	8,005,834
		61,752,173
Ground Transportation-7.45%
CSX Corp.	235,435	7,920,033
J.B. Hunt Transport Services, Inc.	46,790	8,451,210
Norfolk Southern Corp.	32,104	8,039,805
Old Dominion Freight Line, Inc.	40,975	8,249,087
	Shares	Value
Ground Transportation-(continued)
Uber Technologies, Inc.(b)	108,880	$7,844,804
Union Pacific Corp.	31,678	7,351,513
		47,856,452
Industrial Conglomerates-2.42%
3M Co.	59,256	7,612,618
Honeywell International, Inc.	38,658	7,951,178
		15,563,796
Machinery-21.84%
Caterpillar, Inc.	22,854	8,597,675
Cummins, Inc.	26,121	8,593,287
Deere & Co.	19,996	8,092,181
Dover Corp.	42,645	8,073,978
Fortive Corp.	107,225	7,659,082
IDEX Corp.	39,501	8,478,495
Illinois Tool Works, Inc.	31,348	8,185,903
Ingersoll Rand, Inc.	86,695	8,322,720
Nordson Corp.	31,341	7,769,120
Otis Worldwide Corp.	83,796	8,228,767
PACCAR, Inc.	82,967	8,651,799
Parker-Hannifin Corp.	13,347	8,462,932
Pentair PLC	86,256	8,549,695
Snap-on, Inc.	28,139	9,289,528
Stanley Black & Decker, Inc.	77,867	7,236,959
Wabtec Corp.	46,702	8,779,042
Xylem, Inc.	60,321	7,345,891
		140,317,054
Passenger Airlines-4.78%
Delta Air Lines, Inc.	174,675	9,994,904
Southwest Airlines Co.	275,166	8,414,576
United Airlines Holdings, Inc.(b)	157,145	12,298,168
		30,707,648
Professional Services-13.44%
Amentum Holdings, Inc.(b)	313,273	9,316,739
Automatic Data Processing, Inc.	28,439	8,225,696
Broadridge Financial Solutions, Inc.	37,236	7,851,583
Dayforce, Inc.(b)(c)	132,834	9,424,572
Equifax, Inc.	25,725	6,817,640
Jacobs Solutions, Inc.	67,195	9,446,273
Leidos Holdings, Inc.	50,750	9,295,370
Paychex, Inc.	58,417	8,139,241
Paycom Software, Inc.	46,592	9,739,126
Verisk Analytics, Inc.	29,359	8,065,504
		86,321,744
Trading Companies & Distributors-4.12%
Fastenal Co.	113,031	8,836,764
United Rentals, Inc.	10,820	8,794,496
W.W. Grainger, Inc.	7,940	8,807,286
		26,438,546
Total Common Stocks & Other Equity Interests (Cost $524,943,686)		642,007,366

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco S&P 500® Equal Weight Industrials ETF (RSPN)—(continued)

October 31, 2024

(Unaudited)

	Shares	Value

Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 4.77%(d)(e) (Cost $413,356)	413,356	$413,356
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.99% (Cost $525,357,042)		642,420,722
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.06%
Invesco Private Government Fund, 4.84%(d)(e)(f)	3,668,754	3,668,754
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.99%(d)(e)(f)	9,544,642	$9,547,505
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $13,216,428)		13,216,259
TOTAL INVESTMENTS IN SECURITIES-102.05% (Cost $538,573,470)		655,636,981
OTHER ASSETS LESS LIABILITIES-(2.05)%		(13,198,329)
NET ASSETS-100.00%		$642,438,652

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2024.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2024.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$308,666	$4,734,763	$(4,630,073)	$-	$-	$413,356	$8,535
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,915,608	116,719,012	(116,965,866)	-	-	3,668,754	193,501 *
Invesco Private Prime Fund	10,067,693	202,269,417	(202,787,607)	788	(2,786)	9,547,505	536,428 *
Total	$14,291,967	$323,723,192	$(324,383,546)	$788	$(2,786)	$13,629,615	$738,464

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco S&P 500® Equal Weight Materials ETF (RSPM)

October 31, 2024

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.92%
Chemicals-56.20%
Air Products and Chemicals, Inc.	33,253	$10,326,054
Albemarle Corp.(b)	108,083	10,238,703
Celanese Corp.	76,747	9,667,820
CF Industries Holdings, Inc.	119,407	9,818,838
Corteva, Inc.	166,883	10,166,512
Dow, Inc.	188,446	9,305,463
DuPont de Nemours, Inc.	116,080	9,633,479
Eastman Chemical Co.(b)	91,665	9,633,075
Ecolab, Inc.	37,712	9,266,970
FMC Corp.(b)	148,799	9,670,447
International Flavors & Fragrances, Inc.	91,241	9,072,093
Linde PLC	20,160	9,195,984
LyondellBasell Industries N.V., Class A	101,426	8,808,848
Mosaic Co. (The)	358,106	9,582,916
PPG Industries, Inc.	74,424	9,266,532
Sherwin-Williams Co. (The)	25,162	9,027,371
		152,681,105
Construction Materials-7.97%
Martin Marietta Materials, Inc.	18,159	10,756,302
Vulcan Materials Co.	39,807	10,904,331
		21,660,633
Containers & Packaging-21.67%
Amcor PLC	859,933	9,571,054
Avery Dennison Corp.	43,067	8,916,161
Ball Corp.	143,196	8,484,363
International Paper Co.	194,069	10,778,592
Packaging Corp. of America	44,953	10,291,540
Smurfit WestRock PLC	210,397	10,835,446
		58,877,156
Metals & Mining-14.08%
Freeport-McMoRan, Inc.	221,541	9,973,776
	Shares	Value
Metals & Mining-(continued)
Newmont Corp.	175,941	$7,994,759
Nucor Corp.	65,824	9,336,476
Steel Dynamics, Inc.	83,762	10,930,941
		38,235,952
Total Common Stocks & Other Equity Interests (Cost $277,188,090)		271,454,846

Money Market Funds-0.05%
Invesco Government & Agency Portfolio, Institutional Class, 4.77%(c)(d) (Cost $143,091)	143,091	143,091
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.97% (Cost $277,331,181)		271,597,937
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.42%
Invesco Private Government Fund, 4.84%(c)(d)(e)	3,330,217	3,330,217
Invesco Private Prime Fund, 4.99%(c)(d)(e)	8,683,497	8,686,102
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $12,016,319)		12,016,319
TOTAL INVESTMENTS IN SECURITIES-104.39% (Cost $289,347,500)		283,614,256
OTHER ASSETS LESS LIABILITIES-(4.39)%		(11,922,645)
NET ASSETS-100.00%		$271,691,611

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at October 31, 2024.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2024.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$84,381	$3,513,207	$(3,454,497)	$-	$-	$143,091	$4,118

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Invesco S&P 500® Equal Weight Materials ETF (RSPM)—(continued)

October 31, 2024

(Unaudited)

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2024	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$4,702,520	$78,117,926	$(79,490,229)	$-	$-	$3,330,217	$112,356 *
Invesco Private Prime Fund	12,095,179	133,933,989	(137,343,683)	2,036	(1,419)	8,686,102	296,578 *
Total	$16,882,080	$215,565,122	$(220,288,409)	$2,036	$(1,419)	$12,159,410	$413,052

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of October 31, 2024.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Invesco S&P 500® Equal Weight Real Estate ETF (RSPR)

October 31, 2024

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Health Care REITs-13.24%
Alexandria Real Estate Equities, Inc.	30,221	$3,371,152
Healthpeak Properties, Inc.	166,484	3,737,566
Ventas, Inc.	57,782	3,784,143
Welltower, Inc.	28,987	3,909,767
		14,802,628
Hotel & Resort REITs-3.33%
Host Hotels & Resorts, Inc.	215,997	3,723,788
Industrial REITs-2.92%
Prologis, Inc.	28,932	3,267,580
Office REITs-3.39%
BXP, Inc.(b)	46,960	3,783,098
Real Estate Management & Development-6.82%
CBRE Group, Inc., Class A(c)	31,709	4,152,928
CoStar Group, Inc.(c)	47,684	3,470,918
		7,623,846
Residential REITs-21.27%
AvalonBay Communities, Inc.	16,016	3,549,306
Camden Property Trust	29,930	3,465,595
Equity Residential	48,159	3,388,949
Essex Property Trust, Inc.(b)	11,970	3,397,804
Invitation Homes, Inc.	101,581	3,190,659
Mid-America Apartment Communities, Inc.	22,628	3,424,522
UDR, Inc.	79,771	3,365,538
		23,782,373
Retail REITs-16.36%
Federal Realty Investment Trust	32,025	3,549,651
Kimco Realty Corp.(b)	156,507	3,712,346
Realty Income Corp.	59,946	3,558,994
Regency Centers Corp.	50,350	3,597,004
Simon Property Group, Inc.	22,927	3,877,414
		18,295,409
Specialized REITs-32.61%
American Tower Corp.	15,765	3,366,458
Crown Castle, Inc.	31,635	3,400,446
	Shares	Value
Specialized REITs-(continued)
Digital Realty Trust, Inc.	23,677	$4,219,952
Equinix, Inc.	4,318	3,921,089
Extra Space Storage, Inc.	21,152	3,454,122
Iron Mountain, Inc.	32,123	3,974,579
Public Storage	10,477	3,447,562
SBA Communications Corp., Class A	15,474	3,550,819
VICI Properties, Inc.	110,702	3,515,895
Weyerhaeuser Co.	115,956	3,613,189
		36,464,111
Total Common Stocks & Other Equity Interests (Cost $116,774,529)		111,742,833

Money Market Funds-0.09%
Invesco Government & Agency Portfolio, Institutional Class, 4.77%(d)(e) (Cost $101,015)	101,015	101,015
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.03% (Cost $116,875,544)		111,843,848
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-9.63%
Invesco Private Government Fund, 4.84%(d)(e)(f)	2,984,134	2,984,134
Invesco Private Prime Fund, 4.99%(d)(e)(f)	7,783,529	7,785,864
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $10,770,255)		10,769,998
TOTAL INVESTMENTS IN SECURITIES-109.66% (Cost $127,645,799)		122,613,846
OTHER ASSETS LESS LIABILITIES-(9.66)%		(10,796,022)
NET ASSETS-100.00%		$111,817,824

Investment Abbreviations:
REIT	-Real Estate Investment Trust

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

Invesco S&P 500® Equal Weight Real Estate ETF (RSPR)—(continued)

October 31, 2024

(Unaudited)

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at October 31, 2024.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2024.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value October 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$1,183,524	$(1,082,509)	$-	$-	$101,015	$1,245
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	75,888	22,779,786	(19,871,540)	-	-	2,984,134	21,140 *
Invesco Private Prime Fund	195,068	43,555,099	(35,964,603)	(220)	520	7,785,864	53,998 *
Total	$270,956	$67,518,409	$(56,918,652)	$(220)	$520	$10,871,013	$76,383

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Invesco S&P 500® Equal Weight Technology ETF (RSPT)

October 31, 2024

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.97%
Communications Equipment-7.68%
Arista Networks, Inc.(b)	135,565	$52,387,738
Cisco Systems, Inc.	978,840	53,611,067
F5, Inc.(b)	231,818	54,217,594
Juniper Networks, Inc.	1,263,072	49,133,501
Motorola Solutions, Inc.	110,342	49,582,178
		258,932,078
Electronic Equipment, Instruments & Components-13.67%
Amphenol Corp., Class A	766,690	51,383,564
CDW Corp.	221,424	41,678,640
Corning, Inc.	1,147,254	54,597,818
Jabil, Inc.	460,312	56,659,804
Keysight Technologies, Inc.(b)(c)	324,879	48,410,220
TE Connectivity PLC (Switzerland)(c)	334,234	49,272,776
Teledyne Technologies, Inc.(b)	113,942	51,880,071
Trimble, Inc.(b)	862,742	52,195,891
Zebra Technologies Corp., Class A(b)	144,534	55,207,652
		461,286,436
IT Services-11.45%
Accenture PLC, Class A (Ireland)(c)	139,437	48,080,666
Akamai Technologies, Inc.(b)(c)	494,704	50,004,680
Cognizant Technology Solutions Corp., Class A	631,327	47,090,681
EPAM Systems, Inc.(b)	241,454	45,550,297
Gartner, Inc.(b)	95,500	47,988,750
GoDaddy, Inc., Class A(b)(c)	320,178	53,405,691
International Business Machines Corp.	227,085	46,943,011
VeriSign, Inc.(b)	266,656	47,155,447
		386,219,223
Semiconductors & Semiconductor Equipment-27.11%
Advanced Micro Devices, Inc.(b)	320,064	46,111,620
Analog Devices, Inc.	216,224	48,241,737
Applied Materials, Inc.	258,641	46,964,033
Broadcom, Inc.	290,667	49,346,537
Enphase Energy, Inc.(b)(c)	443,509	36,828,987
First Solar, Inc.(b)(c)	213,057	41,435,325
Intel Corp.	2,479,436	53,357,463
KLA Corp.	64,864	43,214,343
Lam Research Corp.	633,182	47,077,082
Microchip Technology, Inc.(c)	628,011	46,077,167
Micron Technology, Inc.	534,388	53,251,764
Monolithic Power Systems, Inc.	53,364	40,519,285
NVIDIA Corp.	409,271	54,334,818
NXP Semiconductors N.V. (China)(c)	212,007	49,715,642
ON Semiconductor Corp.(b)	679,642	47,907,965
Qorvo, Inc.(b)	452,820	32,267,953
QUALCOMM, Inc.	290,598	47,300,636
Skyworks Solutions, Inc.	475,685	41,660,492
Teradyne, Inc.	371,445	39,451,173
Texas Instruments, Inc.	243,795	49,529,392
		914,593,414
Software-28.64%
Adobe, Inc.(b)	90,806	43,412,532
ANSYS, Inc.(b)	153,067	49,044,197
Autodesk, Inc.(b)	184,783	52,441,415
	Shares	Value
Software-(continued)
Cadence Design Systems, Inc.(b)	181,420	$50,093,690
CrowdStrike Holdings, Inc., Class A(b)	188,095	55,839,763
Fair Isaac Corp.(b)	26,090	52,000,240
Fortinet, Inc.(b)	650,289	51,151,733
Gen Digital, Inc.	1,840,719	53,583,330
Intuit, Inc.	74,426	45,422,188
Microsoft Corp.	113,225	46,008,979
Oracle Corp.	300,946	50,510,777
Palantir Technologies, Inc., Class A(b)	1,369,644	56,922,405
Palo Alto Networks, Inc.(b)(c)	140,560	50,647,985
PTC, Inc.(b)	283,048	52,457,286
Roper Technologies, Inc.	88,357	47,512,209
Salesforce, Inc.	191,499	55,797,064
ServiceNow, Inc.(b)	55,456	51,739,893
Synopsys, Inc.(b)	99,480	51,093,923
Tyler Technologies, Inc.(b)(c)	83,761	50,724,824
		966,404,433
Technology Hardware, Storage & Peripherals-11.42%
Apple, Inc.	219,128	49,503,207
Dell Technologies, Inc., Class C	426,466	52,723,992
Hewlett Packard Enterprise Co.(c)	2,842,303	55,396,485
HP, Inc.(c)	1,462,949	51,963,949
NetApp, Inc.	415,498	47,911,074
Seagate Technology Holdings PLC(c)	477,312	47,907,805
Super Micro Computer, Inc.(b)(c)	1,066,305	31,040,139
Western Digital Corp.(b)(c)	749,701	48,962,972
		385,409,623
Total Common Stocks & Other Equity Interests (Cost $2,904,841,903)		3,372,845,207

Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 4.77%(d)(e) (Cost $1,486,788)	1,486,788	1,486,788
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.01% (Cost $2,906,328,691)		3,374,331,995
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.08%
Invesco Private Government Fund, 4.84%(d)(e)(f)	39,963,406	39,963,406
Invesco Private Prime Fund, 4.99%(d)(e)(f)	97,636,724	97,666,015
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $137,629,421)		137,629,421
TOTAL INVESTMENTS IN SECURITIES-104.09% (Cost $3,043,958,112)		3,511,961,416
OTHER ASSETS LESS LIABILITIES-(4.09)%		(138,049,490)
NET ASSETS-100.00%		$3,373,911,926

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

Invesco S&P 500® Equal Weight Technology ETF (RSPT)—(continued)

October 31, 2024

(Unaudited)

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2024.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2024.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,025,816	$17,788,985	$(17,328,013)	$-	$-	$1,486,788	$18,923
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	20,104,207	451,520,476	(431,661,277)	-	-	39,963,406	497,403 *
Invesco Private Prime Fund	49,293,154	756,236,968	(707,857,536)	1,468	(8,039)	97,666,015	1,368,763 *
Total	$70,423,177	$1,225,546,429	$(1,156,846,826)	$1,468	$(8,039)	$139,116,209	$1,885,089

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Invesco S&P 500® Equal Weight Utilities ETF (RSPU)

October 31, 2024

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.89%
Electric Utilities-54.63%
Alliant Energy Corp.	192,022	$11,521,320
American Electric Power Co., Inc.	110,191	10,881,361
Constellation Energy Corp.	58,474	15,376,323
Duke Energy Corp.	97,847	11,278,824
Edison International	134,084	11,048,522
Entergy Corp.	90,087	13,943,666
Evergy, Inc.	187,962	11,360,423
Eversource Energy	168,871	11,120,155
Exelon Corp.	284,698	11,188,632
FirstEnergy Corp.	258,113	10,796,867
NextEra Energy, Inc.	135,591	10,745,587
NRG Energy, Inc.	141,340	12,777,136
PG&E Corp.	579,342	11,714,295
Pinnacle West Capital Corp.(b)	126,540	11,111,477
PPL Corp.	352,863	11,489,219
Southern Co. (The)	128,027	11,654,298
Xcel Energy, Inc.	179,399	11,985,647
		199,993,752
Gas Utilities-3.17%
Atmos Energy Corp.(b)	83,608	11,603,118
Independent Power and Renewable Electricity Producers-7.35%
AES Corp. (The)	617,691	10,185,725
Vistra Corp.	133,941	16,737,267
		26,922,992
Multi-Utilities-31.82%
Ameren Corp.	136,361	11,878,407
CenterPoint Energy, Inc.(b)	410,012	12,107,654
CMS Energy Corp.	163,745	11,398,289
Consolidated Edison, Inc.	109,772	11,161,617
Dominion Energy, Inc.	196,928	11,723,124
DTE Energy Co.	91,077	11,313,585
NiSource, Inc.	336,279	11,823,570
Public Service Enterprise Group, Inc.	136,074	12,166,376
	Shares	Value
Multi-Utilities-(continued)
Sempra	138,058	$11,509,896
WEC Energy Group, Inc.	119,492	11,415,071
		116,497,589
Water Utilities-2.92%
American Water Works Co., Inc.	77,484	10,701,315
Total Common Stocks & Other Equity Interests (Cost $336,765,887)		365,718,766

Money Market Funds-0.09%
Invesco Government & Agency Portfolio, Institutional Class, 4.77%(c)(d) (Cost $330,249)	330,249	330,249
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.98% (Cost $337,096,136)		366,049,015
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-9.40%
Invesco Private Government Fund, 4.84%(c)(d)(e)	9,505,938	9,505,938
Invesco Private Prime Fund, 4.99%(c)(d)(e)	24,894,483	24,901,951
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $34,409,262)		34,407,889
TOTAL INVESTMENTS IN SECURITIES-109.38% (Cost $371,505,398)		400,456,904
OTHER ASSETS LESS LIABILITIES-(9.38)%		(34,344,566)
NET ASSETS-100.00%		$366,112,338

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at October 31, 2024.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2024.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value October 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$121,358	$4,236,818	$(4,027,927)	$-	$-	$330,249	$6,033

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

Invesco S&P 500® Equal Weight Utilities ETF (RSPU)—(continued)

October 31, 2024

(Unaudited)

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value October 31, 2024	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$121,244	$50,525,850	$(41,141,156)	$-	$-	$9,505,938	$103,641 *
Invesco Private Prime Fund	311,248	83,479,326	(58,888,080)	(1,356)	813	24,901,951	269,927 *
Total	$553,850	$138,241,994	$(104,057,163)	$(1,356)	$813	$34,738,138	$379,601

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of October 31, 2024.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Invesco S&P MidCap 400® GARP ETF (GRPM)

October 31, 2024

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.99%
Consumer Discretionary-26.21%
AutoNation, Inc.(b)	73,278	$11,392,531
Boyd Gaming Corp.	189,055	13,099,621
Crocs, Inc.(b)(c)	82,336	8,877,467
Grand Canyon Education, Inc.(b)	45,832	6,284,025
Harley-Davidson, Inc.(c)	307,531	9,825,615
KB Home	100,753	7,909,110
Lithia Motors, Inc., Class A	31,073	10,327,733
Murphy USA, Inc.	23,232	11,347,670
Penske Automotive Group, Inc.	47,091	7,090,492
Polaris, Inc.(c)	91,681	6,409,419
PVH Corp.	53,786	5,295,770
Taylor Morrison Home Corp., Class A(b)	112,984	7,739,404
Texas Roadhouse, Inc.	67,240	12,850,909
Toll Brothers, Inc.	63,474	9,295,133
TopBuild Corp.(b)	20,324	7,182,095
Visteon Corp.(b)	87,543	7,900,756
		142,827,750
Consumer Staples-3.12%
Celsius Holdings, Inc.(b)(c)	282,807	8,506,835
Darling Ingredients, Inc.(b)	216,935	8,484,328
		16,991,163
Energy-15.33%
Chord Energy Corp.	82,961	10,378,421
Civitas Resources, Inc.	191,388	9,337,821
CNX Resources Corp.(b)(c)	325,654	11,082,006
HF Sinclair Corp.	216,215	8,348,061
Matador Resources Co.	216,618	11,287,964
Murphy Oil Corp.	182,276	5,738,048
Ovintiv, Inc.	166,964	6,544,989
PBF Energy, Inc., Class A	243,268	6,938,003
Range Resources Corp.(c)	170,230	5,112,007
Valaris Ltd.(b)(c)	173,085	8,758,101
		83,525,421
Financials-12.84%
Affiliated Managers Group, Inc.	39,321	7,624,342
Bank OZK	218,784	9,571,800
East West Bancorp, Inc.	100,326	9,780,782
Hancock Whitney Corp.	253,166	13,184,885
International Bancshares Corp.	124,779	7,643,961
Kinsale Capital Group, Inc.	29,442	12,604,415
RenaissanceRe Holdings Ltd. (Bermuda)(c)	36,325	9,531,680
		69,941,865
Health Care-8.49%
Lantheus Holdings, Inc.(b)(c)	203,786	22,383,854
Medpace Holdings, Inc.(b)	24,379	7,660,370
Roivant Sciences Ltd.(b)(c)	1,405,075	16,228,616
		46,272,840
Industrials-16.75%
AAON, Inc.(c)	121,847	13,917,364
AGCO Corp.(c)	64,212	6,410,926
Applied Industrial Technologies, Inc.	48,924	11,330,309
	Shares	Value
Industrials-(continued)
Comfort Systems USA, Inc.	23,932	$9,358,369
EMCOR Group, Inc.	22,237	9,919,259
Lincoln Electric Holdings, Inc.	36,690	7,065,026
Owens Corning	46,802	8,274,126
Saia, Inc.(b)(c)	13,804	6,744,773
Simpson Manufacturing Co., Inc.(c)	42,980	7,727,374
Terex Corp.	203,189	10,506,903
		91,254,429
Information Technology-10.07%
Arrow Electronics, Inc.(b)	47,266	5,609,056
Avnet, Inc.	201,060	10,899,463
Commvault Systems, Inc.(b)	59,112	9,232,703
Lattice Semiconductor Corp.(b)(c)	142,269	7,207,348
Manhattan Associates, Inc.(b)	27,754	7,309,293
Qualys, Inc.(b)(c)	43,852	5,228,913
Rambus, Inc.(b)	196,659	9,404,233
		54,891,009
Materials-5.80%
Cabot Corp.(c)	69,427	7,486,313
Commercial Metals Co.	139,360	7,497,568
Eagle Materials, Inc.	27,270	7,784,494
Reliance, Inc.	30,940	8,859,360
		31,627,735
Utilities-1.38%
National Fuel Gas Co.	123,775	7,492,101
Total Common Stocks & Other Equity Interests (Cost $531,726,734)		544,824,313
Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 4.77%(d)(e) (Cost $185,308)	185,308	185,308
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.02% (Cost $531,912,042)		545,009,621
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-14.94%
Invesco Private Government Fund, 4.84%(d)(e)(f)	22,329,206	22,329,206
Invesco Private Prime Fund, 4.99%(d)(e)(f)	59,076,845	59,094,568
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $81,426,423)		81,423,774
TOTAL INVESTMENTS IN SECURITIES-114.96% (Cost $613,338,465)		626,433,395
OTHER ASSETS LESS LIABILITIES-(14.96)%		(81,525,085)
NET ASSETS-100.00%		$544,908,310

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31

Invesco S&P MidCap 400® GARP ETF (GRPM)—(continued)

October 31, 2024

(Unaudited)

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2024.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2024.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value October 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$81,314	$2,875,300	$(2,771,306)	$-	$-	$185,308	$5,547
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	12,602,345	125,554,533	(115,827,672)	-	-	22,329,206	392,238 *
Invesco Private Prime Fund	32,391,587	243,995,952	(217,291,413)	(606)	(952)	59,094,568	1,065,302 *
Total	$45,075,246	$372,425,785	$(335,890,391)	$(606)	$(952)	$81,609,082	$1,463,087

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

33

Statements of Assets and Liabilities

October 31, 2024

(Unaudited)

	Invesco S&P 500® Equal Weight ETF (RSP)	Invesco S&P 500® Equal Weight Communication Services ETF (RSPC)	Invesco S&P 500® Equal Weight Consumer Discretionary ETF (RSPD)	Invesco S&P 500® Equal Weight Consumer Staples ETF (RSPS)
Assets:
Unaffiliated investments in securities, at value(a)	$65,653,491,239	$51,522,034	$278,180,804	$307,301,866
Affiliated investments in securities, at value	2,189,655,344	11,439,239	17,469,578	34,163,844
Receivable for:
Dividends and interest	37,212,373	63,184	71,774	420,223
Securities lending	335,780	568	2,471	3,523
Investments sold	65,272,855	-	-	4,941,485
Fund shares sold	243,260,733	-	-	-
Total assets	68,189,228,324	63,025,025	295,724,627	346,830,941
Liabilities:
Due to custodian	39,341	-	-	50,910
Payable for:
Investments purchased	243,450,107	-	-	-
Investments purchased - affiliated broker	-	-	-	-
Collateral upon return of securities loaned	2,043,987,930	11,438,617	17,283,500	34,164,500
Fund shares repurchased	65,222,080	-	-	4,950,440
Accrued unitary management fees	11,193,275	17,341	95,700	119,655
Total liabilities	2,363,892,733	11,455,958	17,379,200	39,285,505
Net Assets	$65,825,335,591	$51,569,067	$278,345,427	$307,545,436
Net assets consist of:
Shares of beneficial interest	$63,432,269,913	$56,869,994	$384,675,655	$463,841,838
Distributable earnings (loss)	2,393,065,678	(5,300,927)	(106,330,228)	(156,296,402)
Net Assets	$65,825,335,591	$51,569,067	$278,345,427	$307,545,436
Shares outstanding (unlimited amount authorized, $0.01 par value)	373,422,663	1,560,001	5,450,000	9,940,000
Net asset value	$176.28	$33.06	$51.07	$30.94
Market price	$176.26	$33.06	$51.07	$30.92
Unaffiliated investments in securities, at cost	$59,898,104,041	$48,348,970	$269,528,338	$370,308,934
Affiliated investments in securities, at cost	$2,200,582,436	$11,439,239	$17,470,192	$34,164,500
(a)Includes securities on loan with an aggregate value of:	$1,985,466,424	$11,224,025	$16,094,387	$33,305,809

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

Invesco S&P 500® Equal Weight Energy ETF (RSPG)	Invesco S&P 500® Equal Weight Financials ETF (RSPF)	Invesco S&P 500® Equal Weight Health Care ETF (RSPH)	Invesco S&P 500® Equal Weight Industrials ETF (RSPN)	Invesco S&P 500® Equal Weight Materials ETF (RSPM)	Invesco S&P 500® Equal Weight Real Estate ETF (RSPR)	Invesco S&P 500® Equal Weight Technology ETF (RSPT)

$519,777,869	$288,407,599	$888,586,530	$642,007,366	$271,454,846	$111,742,833	$3,372,845,207
12,183,264	8,424,629	20,602,504	13,629,615	12,159,410	10,871,013	139,116,209

663,036	197,473	605,674	235,758	184,608	12,423	730,551
3,374	779	3,447	3,617	2,530	557	10,607
773,616	-	1,222,071	-	-	-	6,579,893
-	-	-	509,872	364,687	-	-
533,401,159	297,030,480	911,020,226	656,386,228	284,166,081	122,626,826	3,519,282,467

-	-	-	1,318	-	-	1,064

-	194,087	-	509,519	364,017	-	-
-	31,575	-	-	-	-	-
12,017,230	3,971,836	20,446,112	13,216,428	12,016,319	10,770,255	137,629,421
774,447	-	1,217,868	-	-	-	6,559,777
181,588	97,965	313,591	220,311	94,134	38,747	1,180,279
12,973,265	4,295,463	21,977,571	13,947,576	12,474,470	10,809,002	145,370,541
$520,427,894	$292,735,017	$889,042,655	$642,438,652	$271,691,611	$111,817,824	$3,373,911,926

$647,419,215	$327,162,066	$871,423,669	$550,718,147	$327,640,584	$122,808,017	$2,794,151,292
(126,991,321)	(34,427,049)	17,618,986	91,720,505	(55,948,973)	(10,990,193)	579,760,634
$520,427,894	$292,735,017	$889,042,655	$642,438,652	$271,691,611	$111,817,824	$3,373,911,926
6,720,005	4,140,000	29,200,000	12,600,000	7,450,000	3,040,000	92,580,000
$77.44	$70.71	$30.45	$50.99	$36.47	$36.78	$36.44
$77.43	$70.82	$30.48	$51.00	$36.47	$36.79	$36.44
$496,357,105	$237,565,459	$771,709,624	$524,943,686	$277,188,090	$116,774,529	$2,904,841,903
$12,184,101	$9,870,667	$20,603,100	$13,629,784	$12,159,410	$10,871,270	$139,116,209
$11,751,346	$3,882,996	$19,865,621	$13,007,466	$11,678,435	$10,281,411	$128,052,246

35

Statements of Assets and Liabilities—(continued)

October 31, 2024

(Unaudited)

	Invesco S&P 500® Equal Weight Utilities ETF (RSPU)	Invesco S&P MidCap 400® GARP ETF (GRPM)
Assets:
Unaffiliated investments in securities, at value(a)	$365,718,766	$544,824,313
Affiliated investments in securities, at value	34,738,138	81,609,082
Receivable for:
Dividends and interest	181,797	52,846
Securities lending	2,693	9,465
Fund shares sold	-	1,144,770
Total assets	400,641,394	627,640,476
Liabilities:
Due to custodian	639	416
Payable for:
Investments purchased	-	1,144,327
Collateral upon return of securities loaned	34,409,262	81,426,423
Accrued unitary management fees	119,155	161,000
Total liabilities	34,529,056	82,732,166
Net Assets	$366,112,338	$544,908,310
Net assets consist of:
Shares of beneficial interest	$374,456,342	$536,631,531
Distributable earnings (loss)	(8,344,004)	8,276,779
Net Assets	$366,112,338	$544,908,310
Shares outstanding (unlimited amount authorized, $0.01 par value)	5,380,000	4,760,000
Net asset value	$68.05	$114.48
Market price	$68.06	$114.57
Unaffiliated investments in securities, at cost	$336,765,887	$531,726,734
Affiliated investments in securities, at cost	$34,739,511	$81,611,731
(a)Includes securities on loan with an aggregate value of:	$33,708,171	$78,668,514

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

37

Statements of Operations

For the six months ended October 31, 2024

(Unaudited)

	Invesco S&P 500® Equal Weight ETF (RSP)	Invesco S&P 500® Equal Weight Communication Services ETF (RSPC)	Invesco S&P 500® Equal Weight Consumer Discretionary ETF (RSPD)	Invesco S&P 500® Equal Weight Consumer Staples ETF (RSPS)
Investment income:
Unaffiliated dividend income	$548,734,735	$446,597	$1,936,676	$5,617,405
Affiliated dividend income	3,499,285	804	3,632	6,705
Securities lending income, net	1,631,801	5,175	12,163	14,924
Foreign withholding tax	(131,246)	-	-	-
Total investment income	553,734,575	452,576	1,952,471	5,639,034
Expenses:
Unitary management fees	59,657,448	122,903	653,874	770,599
Less: Waivers	(7,971)	(14)	(64)	(118)
Net expenses	59,649,477	122,889	653,810	770,481
Net investment income	494,085,098	329,687	1,298,661	4,868,553
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(310,405,293)	(232,031)	(6,141,605)	120,161
Affiliated investment securities	(2,308,349)	780	(1,972)	2,724
Unaffiliated in-kind redemptions	1,865,969,440	4,753,564	18,703,670	(746,406)
Affiliated in-kind redemptions	1,024,012	-	-	-
Net realized gain (loss)	1,554,279,810	4,522,313	12,560,093	(623,521)
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	3,528,912,437	5,906,947	6,892,445	(12,174,068)
Affiliated investment securities	24,739,294	-	914	(188)
Change in net unrealized appreciation (depreciation)	3,553,651,731	5,906,947	6,893,359	(12,174,256)
Net realized and unrealized gain (loss)	5,107,931,541	10,429,260	19,453,452	(12,797,777)
Net increase (decrease) in net assets resulting from operations	$5,602,016,639	$10,758,947	$20,752,113	$(7,929,224)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38

Invesco S&P 500® Equal Weight Energy ETF (RSPG)	Invesco S&P 500® Equal Weight Financials ETF (RSPF)	Invesco S&P 500® Equal Weight Health Care ETF (RSPH)	Invesco S&P 500® Equal Weight Industrials ETF (RSPN)	Invesco S&P 500® Equal Weight Materials ETF (RSPM)	Invesco S&P 500® Equal Weight Real Estate ETF (RSPR)	Invesco S&P 500® Equal Weight Technology ETF (RSPT)

$8,116,011	$2,862,050	$5,165,445	$4,694,096	$3,218,953	$2,044,348	$16,366,504
6,343	100,664	9,322	8,535	4,118	1,245	18,923
8,909	2,050	18,728	18,826	9,847	1,623	55,233
-	-	-	-	-	-	(64,806)
8,131,263	2,964,764	5,193,495	4,721,457	3,232,918	2,047,216	16,375,854

1,130,641	548,800	1,906,747	1,273,428	563,610	225,468	7,460,663
(116)	(75)	(161)	(150)	(72)	(22)	(333)
1,130,525	548,725	1,906,586	1,273,278	563,538	225,446	7,460,330
7,000,738	2,416,039	3,286,909	3,448,179	2,669,380	1,821,770	8,915,524

2,932,338	(1,314,828)	(11,972,376)	(4,117,493)	(3,674,416)	(1,307,383)	(24,670,648)
(333)	(841)	(2,386)	(2,786)	(1,419)	520	(8,039)
19,892,642	6,811,954	33,070,160	33,838,322	4,961,494	3,972,555	513,491,692
-	17,954	-	-	-	-	-
22,824,647	5,514,239	21,095,398	29,718,043	1,285,659	2,665,692	488,813,005

(52,704,790)	35,908,865	2,007,407	37,504,560	13,806,000	15,337,736	(141,838,578)
(108)	735,831	1,357	788	2,036	(220)	1,468
(52,704,898)	36,644,696	2,008,764	37,505,348	13,808,036	15,337,516	(141,837,110)
(29,880,251)	42,158,935	23,104,162	67,223,391	15,093,695	18,003,208	346,975,895
$(22,879,513)	$44,574,974	$26,391,071	$70,671,570	$17,763,075	$19,824,978	$355,891,419

39

Statements of Operations—(continued)

For the six months ended October 31, 2024

(Unaudited)

	Invesco S&P 500® Equal Weight Utilities ETF (RSPU)	Invesco S&P MidCap 400® GARP ETF (GRPM)
Investment income:
Unaffiliated dividend income	$4,487,965	$3,173,869
Affiliated dividend income	6,033	5,547
Securities lending income, net	8,265	32,142
Total investment income	4,502,263	3,211,558
Expenses:
Unitary management fees	602,508	839,955
Less: Waivers	(106)	(98)
Net expenses	602,402	839,857
Net investment income	3,899,861	2,371,701
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(779,128)	(919,188)
Affiliated investment securities	813	(952)
In-kind redemptions	1,214,624	24,529,764
Net realized gain	436,309	23,609,624
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	50,011,942	(23,352,769)
Affiliated investment securities	(1,356)	(606)
Change in net unrealized appreciation (depreciation)	50,010,586	(23,353,375)
Net realized and unrealized gain	50,446,895	256,249
Net increase in net assets resulting from operations	$54,346,756	$2,627,950

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40

41

Statements of Changes in Net Assets

For the six months ended October 31, 2024 and the year ended April 30, 2024

(Unaudited)

	Invesco S&P 500® Equal Weight ETF (RSP)		Invesco S&P 500® Equal Weight Communication Services ETF (RSPC)
	Six Months Ended October 31, 2024	Year Ended April 30, 2024	Six Months Ended October 31, 2024	Year Ended April 30, 2024
Operations:
Net investment income	$494,085,098	$777,433,081	$329,687	$694,146
Net realized gain (loss)	1,554,279,810	1,929,198,376	4,522,313	4,278,402
Change in net unrealized appreciation (depreciation)	3,553,651,731	2,384,905,305	5,906,947	(812,043)
Net increase (decrease) in net assets resulting from operations	5,602,016,639	5,091,536,762	10,758,947	4,160,505
Distributions to Shareholders from:
Distributable earnings	(467,015,045)	(744,638,740)	(346,205)	(658,392)
Shareholder Transactions:
Proceeds from shares sold	15,358,353,049	34,202,609,762	5,844,824	38,263,038
Value of shares repurchased	(8,749,945,521)	(18,219,890,902)	(28,457,405)	(100,379,978)
Net increase (decrease) in net assets resulting from share transactions	6,608,407,528	15,982,718,860	(22,612,581)	(62,116,940)
Net increase (decrease) in net assets	11,743,409,122	20,329,616,882	(12,199,839)	(58,614,827)
Net assets:
Beginning of period	54,081,926,469	33,752,309,587	63,768,906	122,383,733
End of period	$65,825,335,591	$54,081,926,469	$51,569,067	$63,768,906
Changes in Shares Outstanding:
Shares sold	89,670,000	224,970,000	190,000	1,350,000
Shares repurchased	(51,760,000)	(122,060,000)	(920,000)	(3,540,000)
Shares outstanding, beginning of period	335,512,663	232,602,663	2,290,001	4,480,001
Shares outstanding, end of period	373,422,663	335,512,663	1,560,001	2,290,001

(a)	Changes in shares outstanding have been restated to reflect a three-for-one stock split effective after the close of business on July 14, 2023.
(b)	Changes in shares outstanding have been restated to reflect a five-for-one stock split effective after the close of business on July 14, 2023.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42

Invesco S&P 500® Equal Weight Consumer Discretionary ETF (RSPD)		Invesco S&P 500® Equal Weight Consumer Staples ETF (RSPS)		Invesco S&P 500® Equal Weight Energy ETF (RSPG)
Six Months Ended October 31, 2024	Year Ended April 30, 2024	Six Months Ended October 31, 2024	Year Ended April 30, 2024	Six Months Ended October 31, 2024	Year Ended April 30, 2024

$1,298,661	$4,660,738	$4,868,553	$15,765,786	$7,000,738	$14,994,148
12,560,093	(32,883,923)	(623,521)	38,895,669	22,824,647	46,424,561
6,893,359	58,756,448	(12,174,256)	(131,829,781)	(52,704,898)	31,209,462
20,752,113	30,533,263	(7,929,224)	(77,168,326)	(22,879,513)	92,628,171

(1,371,339)	(5,100,846)	(5,075,174)	(16,238,493)	(6,904,119)	(14,294,580)

21,770,858	162,798,282	1,880,787	78,902,823	35,264,983	200,208,152
(169,759,531)	(273,029,887)	(111,837,794)	(655,464,835)	(86,573,044)	(207,356,031)
(147,988,673)	(110,231,605)	(109,957,007)	(576,562,012)	(51,308,061)	(7,147,879)
(128,607,899)	(84,799,188)	(122,961,405)	(669,968,831)	(81,091,693)	71,185,712

406,953,326	491,752,514	430,506,841	1,100,475,672	601,519,587	530,333,875
$278,345,427	$406,953,326	$307,545,436	$430,506,841	$520,427,894	$601,519,587

440,000	3,740,000 (a)	60,000	2,280,000 (b)	450,000	2,640,000
(3,580,000)	(6,520,000)(a)	(3,560,000)	(20,090,000)(b)	(1,100,000)	(2,880,000)
8,590,000	11,370,000 (a)	13,440,000	31,250,000 (b)	7,370,005	7,610,005
5,450,000	8,590,000 (a)	9,940,000	13,440,000 (b)	6,720,005	7,370,005

43

Statements of Changes in Net Assets—(continued)

For the six months ended October 31, 2024 and the year ended April 30, 2024

(Unaudited)

	Invesco S&P 500® Equal Weight Financials ETF (RSPF)		Invesco S&P 500® Equal Weight Health Care ETF (RSPH)
	Six Months Ended October 31, 2024	Year Ended April 30, 2024	Six Months Ended October 31, 2024	Year Ended April 30, 2024
Operations:
Net investment income	$2,416,039	$5,830,269	$3,286,909	$6,749,311
Net realized gain (loss)	5,514,239	(7,644,600)	21,095,398	35,442,935
Change in net unrealized appreciation (depreciation)	36,644,696	50,650,248	2,008,764	(47,322,118)
Net increase (decrease) in net assets resulting from operations	44,574,974	48,835,917	26,391,071	(5,129,872)
Distributions to Shareholders from:
Distributable earnings	(2,363,488)	(6,109,368)	(3,200,841)	(6,490,288)
Shareholder Transactions:
Proceeds from shares sold	26,226,687	18,822,339	15,731,366	95,911,368
Value of shares repurchased	(35,210,352)	(110,692,959)	(100,829,317)	(157,523,718)
Net increase (decrease) in net assets resulting from share transactions	(8,983,665)	(91,870,620)	(85,097,951)	(61,612,350)
Net increase (decrease) in net assets	33,227,821	(49,144,071)	(61,907,721)	(73,232,510)
Net assets:
Beginning of period	259,507,196	308,651,267	950,950,376	1,024,182,886
End of period	$292,735,017	$259,507,196	$889,042,655	$950,950,376
Changes in Shares Outstanding:
Shares sold	410,000	330,000	490,000	3,280,000 (a)
Shares repurchased	(560,000)	(2,080,000)	(3,260,000)	(5,510,000)(a)
Shares outstanding, beginning of period	4,290,000	6,040,000	31,970,000	34,200,000 (a)
Shares outstanding, end of period	4,140,000	4,290,000	29,200,000	31,970,000 (a)

(a)	Changes in shares outstanding have been restated to reflect a ten-for-one stock split effective after the close of business on July 14, 2023.
(b)	Changes in shares outstanding have been restated to reflect a five-for-one stock split effective after the close of business on July 14, 2023.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44

Invesco S&P 500® Equal Weight Industrials ETF (RSPN)		Invesco S&P 500® Equal Weight Materials ETF (RSPM)		Invesco S&P 500® Equal Weight Real Estate ETF (RSPR)
Six Months Ended October 31, 2024	Year Ended April 30, 2024	Six Months Ended October 31, 2024	Year Ended April 30, 2024	Six Months Ended October 31, 2024	Year Ended April 30, 2024

$3,448,179	$6,286,405	$2,669,380	$6,129,623	$1,821,770	$2,840,284
29,718,043	34,902,459	1,285,659	(5,207,632)	2,665,692	(4,205,274)
37,505,348	75,485,986	13,808,036	24,716,810	15,337,516	4,788,537
70,671,570	116,674,850	17,763,075	25,638,801	19,824,978	3,423,547

(2,846,486)	(6,341,364)	(2,588,446)	(6,191,494)	(1,337,374)	(3,467,036)

32,477,359	371,645,674	7,749,525	11,701,316	15,814,241	49,610,158
(149,366,873)	(161,360,070)	(34,948,662)	(86,462,332)	(31,565,543)	(43,303,217)
(116,889,514)	210,285,604	(27,199,137)	(74,761,016)	(15,751,302)	6,306,941
(49,064,430)	320,619,090	(12,024,508)	(55,313,709)	2,736,302	6,263,452

691,503,082	370,883,992	283,716,119	339,029,828	109,081,522	102,818,070
$642,438,652	$691,503,082	$271,691,611	$283,716,119	$111,817,824	$109,081,522

690,000	8,900,000 (b)	220,000	340,000 (b)	450,000	1,610,000
(3,250,000)	(3,690,000)(b)	(980,000)	(2,680,000)(b)	(920,000)	(1,400,000)
15,160,000	9,950,000 (b)	8,210,000	10,550,000 (b)	3,510,000	3,300,000
12,600,000	15,160,000 (b)	7,450,000	8,210,000 (b)	3,040,000	3,510,000

45

Statements of Changes in Net Assets—(continued)

For the six months ended October 31, 2024 and the year ended April 30, 2024

(Unaudited)

	Invesco S&P 500® Equal Weight Technology ETF (RSPT)		Invesco S&P 500® Equal Weight Utilities ETF (RSPU)
	Six Months Ended October 31, 2024	Year Ended April 30, 2024	Six Months Ended October 31, 2024	Year Ended April 30, 2024
Operations:
Net investment income	$8,915,524	$18,753,917	$3,899,861	$8,542,051
Net realized gain	488,813,005	190,996,846	436,309	1,265,152
Change in net unrealized appreciation (depreciation)	(141,837,110)	549,441,066	50,010,586	(14,485,783)
Net increase (decrease) in net assets resulting from operations	355,891,419	759,191,829	54,346,756	(4,678,580)
Distributions to Shareholders from:
Distributable earnings	(8,457,628)	(19,157,231)	(3,986,968)	(8,958,979)
Shareholder Transactions:
Proceeds from shares sold	714,728,757	1,215,945,884	75,890,391	43,610,322
Value of shares repurchased	(1,446,060,191)	(680,976,590)	(11,856,255)	(153,796,161)
Net increase (decrease) in net assets resulting from share transactions	(731,331,434)	534,969,294	64,034,136	(110,185,839)
Net increase (decrease) in net assets	(383,897,643)	1,275,003,892	114,393,924	(123,823,398)
Net assets:
Beginning of period	3,757,809,569	2,482,805,677	251,718,414	375,541,812
End of period	$3,373,911,926	$3,757,809,569	$366,112,338	$251,718,414
Changes in Shares Outstanding:
Shares sold	19,350,000	41,410,000 (a)	1,180,000	780,000 (b)
Shares repurchased	(40,080,000)	(22,800,000)(a)	(200,000)	(2,880,000)(b)
Shares outstanding, beginning of period	113,310,000	94,700,000 (a)	4,400,000	6,500,000 (b)
Shares outstanding, end of period	92,580,000	113,310,000 (a)	5,380,000	4,400,000 (b)

(a)	Changes in shares outstanding have been restated to reflect a ten-for-one stock split effective after the close of business on July 14, 2023.
(b)	Changes in shares outstanding have been restated to reflect a two-for-one stock split effective after the close of business on July 14, 2023.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46

Invesco S&P MidCap 400® GARP ETF (GRPM)
Six Months Ended October 31, 2024	Year Ended April 30, 2024

$2,371,701	$2,341,564
23,609,624	38,558,660
(23,353,375)	29,940,030
2,627,950	70,840,254

(2,438,133)	(2,384,684)

318,698,944	322,594,529
(162,054,323)	(190,219,253)
156,644,621	132,375,276
156,834,438	200,830,846

388,073,872	187,243,026
$544,908,310	$388,073,872

2,750,000	3,350,000
(1,420,000)	(2,090,000)
3,430,000	2,170,000
4,760,000	3,430,000

47

Financial Highlights

Invesco S&P 500® Equal Weight ETF (RSP)

	Six Months Ended October 31, 2024 (Unaudited)	Years Ended April 30,
		2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of period	$161.19	$145.11	$147.48	$148.18	$96.17	$108.20
Net investment income(a)	1.42	2.70	2.42	2.30	1.93	2.15
Net realized and unrealized gain (loss) on investments	15.03	15.95	(2.19)	(0.91)	52.09	(11.97)
Total from investment operations	16.45	18.65	0.23	1.39	54.02	(9.82)
Distributions to shareholders from:
Net investment income	(1.36)	(2.57)	(2.60)	(2.09)	(2.01)	(2.21)
Net asset value at end of period	$176.28	$161.19	$145.11	$147.48	$148.18	$96.17
Market price at end of period(b)	$176.26	$161.23	$145.10	$147.45	$148.23	$96.31
Net Asset Value Total Return(c)	10.21%	12.95%	0.30%	0.88%	56.72%	(8.98)%
Market Price Total Return(c)	10.20%	12.99%	0.29%	0.86%	56.53%	(8.89)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$65,825,336	$54,081,926	$33,752,310	$32,314,898	$26,605,504	$10,943,870
Ratio to average net assets of:
Expenses	0.20%(d)	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income	1.66%(d)	1.77%	1.70%	1.48%	1.60%	2.01%
Portfolio turnover rate(e)	12%	21%	21%	18%	24%	19%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

48

Financial Highlights—(continued)

Invesco S&P 500® Equal Weight Communication Services ETF (RSPC)

	Six Months Ended October 31, 2024 (Unaudited)	Years Ended April 30,
		2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of period	$27.85	$27.32	$30.04	$38.39	$22.73	$25.39
Net investment income(a)	0.17	0.29	0.34	0.41	0.41	0.41 (b)
Net realized and unrealized gain (loss) on investments	5.21	0.55	(2.73)(c)	(8.37)	15.60	(2.64)
Total from investment operations	5.38	0.84	(2.39)	(7.96)	16.01	(2.23)
Distributions to shareholders from:
Net investment income	(0.17)	(0.31)	(0.33)	(0.39)	(0.35)	(0.40)
Net realized gains	-	-	-	-	-	(0.03)
Total distributions	(0.17)	(0.31)	(0.33)	(0.39)	(0.35)	(0.43)
Net asset value at end of period	$33.06	$27.85	$27.32	$30.04	$38.39	$22.73
Market price at end of period(d)	$33.06	$27.84	$27.33	$30.04	$38.43	$22.74
Net Asset Value Total Return(e)	19.37%	3.07%	(7.91)%	(20.90)%	70.90%	(8.89)%
Market Price Total Return(e)	19.42%	3.00%	(7.88)%	(20.98)%	71.00%	(8.92)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$51,569	$63,769	$122,384	$38,151	$43,000	$18,180
Ratio to average net assets of:
Expenses	0.40%(f)	0.40%	0.40%	0.40%	0.40%	0.42%(g)
Net investment income	1.07%(f)	1.03%	1.25%	1.13%	1.36%	1.65%(b)(g)
Portfolio turnover rate(h)	13%	36%	37%	29%	20%	30%

(a)	Based on average shares outstanding.
(b)
Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $0.29 and 1.17%, respectively.

(c)
Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

(d)	The mean between the last bid and ask prices.
(e)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)	Annualized.
(g)	Ratios include non-recurring costs associated with a proxy statement of 0.02%.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

49

Financial Highlights—(continued)

Invesco S&P 500® Equal Weight Consumer Discretionary ETF (RSPD)

	Six Months Ended October 31, 2024 (Unaudited)	Years Ended April 30,
		2024(a)	2023(a)	2022(a)	2021(a)	2020(a)
Per Share Operating Performance:
Net asset value at beginning of period	$47.38	$43.25	$42.68	$49.62	$27.24	$35.95
Net investment income(b)	0.20	0.46	0.51	0.31	0.19	0.61
Net realized and unrealized gain (loss) on investments	3.70	4.18	0.50	(6.93)	22.39	(8.68)
Total from investment operations	3.90	4.64	1.01	(6.62)	22.58	(8.07)
Distributions to shareholders from:
Net investment income	(0.21)	(0.51)	(0.44)	(0.32)	(0.20)	(0.64)
Net asset value at end of period	$51.07	$47.38	$43.25	$42.68	$49.62	$27.24
Market price at end of period(c)	$51.07	$47.38	$43.24	$42.64	$49.60	$27.21
Net Asset Value Total Return(d)	8.24%	10.76%	2.52%	(13.40)%	83.19%	(22.56)%
Market Price Total Return(d)	8.24%	10.77%	2.59%	(13.44)%	83.29%	(22.64)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$278,345	$406,953	$491,753	$366,164	$973,455	$49,028
Ratio to average net assets of:
Expenses	0.40%(e)	0.40%	0.40%	0.40%	0.40%	0.41%(f)
Net investment income	0.79%(e)	1.02%	1.26%	0.62%	0.45%	1.80%(f)
Portfolio turnover rate(g)	13%	30%	26%	21%	33%	28%

(a)	Per share amounts have been adjusted to reflect a three-for-one stock split effective after the close of business on July 14, 2023.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

50

Financial Highlights—(continued)

Invesco S&P 500® Equal Weight Consumer Staples ETF (RSPS)

	Six Months Ended October 31, 2024 (Unaudited)	Years Ended April 30,
		2024(a)	2023(a)	2022(a)	2021(a)	2020(a)
Per Share Operating Performance:
Net asset value at beginning of period	$32.03	$35.22	$34.90	$32.24	$26.73	$26.99
Net investment income(b)	0.40	0.81	0.73	0.80	0.56	0.64
Net realized and unrealized gain (loss) on investments	(1.06)	(3.12)	0.43	2.53	5.60	(0.27)
Total from investment operations	(0.66)	(2.31)	1.16	3.33	6.16	0.37
Distributions to shareholders from:
Net investment income	(0.43)	(0.88)	(0.84)	(0.67)	(0.65)	(0.63)
Net asset value at end of period	$30.94	$32.03	$35.22	$34.90	$32.24	$26.73
Market price at end of period(c)	$30.92	$32.03	$35.21	$34.90	$32.22	$26.72
Net Asset Value Total Return(d)	(2.09)%	(6.50)%	3.48%	10.51%	23.34%	1.44%
Market Price Total Return(d)	(2.15)%	(6.49)%	3.48%	10.58%	23.31%	1.37%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$307,545	$430,507	$1,100,476	$584,627	$477,173	$481,080
Ratio to average net assets of:
Expenses	0.40%(e)	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income	2.53%(e)	2.50%	2.17%	2.46%	1.91%	2.32%
Portfolio turnover rate(f)	11%	19%	23%	13%	14%	22%

(a)	Per share amounts have been adjusted to reflect a five-for-one stock split effective after the close of business on July 14, 2023.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

51

Financial Highlights—(continued)

Invesco S&P 500® Equal Weight Energy ETF (RSPG)

	Six Months Ended October 31, 2024 (Unaudited)	Years Ended April 30,
		2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of period	$81.62	$69.69	$65.80	$40.75	$28.05	$51.81
Net investment income(a)	0.99	2.01	2.50	1.54	0.86	1.09
Net realized and unrealized gain (loss) on investments	(4.18)	11.86	4.04	24.84	12.80	(23.84)
Total from investment operations	(3.19)	13.87	6.54	26.38	13.66	(22.75)
Distributions to shareholders from:
Net investment income	(0.99)	(1.94)	(2.65)	(1.33)	(0.96)	(1.01)
Net asset value at end of period	$77.44	$81.62	$69.69	$65.80	$40.75	$28.05
Market price at end of period(b)	$77.43	$81.60	$69.70	$65.79	$40.80	$28.06
Net Asset Value Total Return(c)	(3.93)%	20.19%	10.18%	65.91%	50.01%	(44.18)%
Market Price Total Return(c)	(3.92)%	20.14%	10.21%	65.68%	50.15%	(44.17)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$520,428	$601,520	$530,334	$544,185	$156,466	$82,739
Ratio to average net assets of:
Expenses	0.40%(d)	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income	2.48%(d)	2.70%	3.57%	2.92%	2.75%	2.60%
Portfolio turnover rate(e)(f)	10%	13%	20%	50%	37%	34%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
(f)
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the year ended April 30, 2022, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

52

Financial Highlights—(continued)

Invesco S&P 500® Equal Weight Financials ETF (RSPF)

	Six Months Ended October 31, 2024 (Unaudited)	Years Ended April 30,
		2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of period	$60.49	$51.10	$57.58	$59.67	$35.43	$43.78
Net investment income(a)	0.58	1.19	1.14	1.05	1.05	0.92
Net realized and unrealized gain (loss) on investments	10.21	9.46	(6.47)	(2.13)	24.25	(8.38)
Total from investment operations	10.79	10.65	(5.33)	(1.08)	25.30	(7.46)
Distributions to shareholders from:
Net investment income	(0.57)	(1.26)	(1.15)	(1.01)	(1.06)	(0.89)
Net asset value at end of period	$70.71	$60.49	$51.10	$57.58	$59.67	$35.43
Market price at end of period(b)	$70.82	$60.50	$51.09	$57.53	$59.73	$35.53
Net Asset Value Total Return(c)	17.92%	21.08%	(9.31)%	(1.90)%	72.61%	(17.09)%
Market Price Total Return(c)	18.08%	21.13%	(9.25)%	(2.08)%	72.30%	(16.88)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$292,735	$259,507	$308,651	$483,651	$375,901	$161,203
Ratio to average net assets of:
Expenses	0.40%(d)	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income	1.76%(d)	2.19%	2.04%	1.68%	2.33%	2.15%
Portfolio turnover rate(e)	8%	16%	25%	17%	19%	23%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

53

Financial Highlights—(continued)

Invesco S&P 500® Equal Weight Health Care ETF (RSPH)

	Six Months Ended October 31, 2024 (Unaudited)	Years Ended April 30,
		2024(a)	2023(a)	2022(a)	2021(a)	2020(a)
Per Share Operating Performance:
Net asset value at beginning of period	$29.75	$29.95	$28.17	$28.05	$21.41	$19.37
Net investment income(b)	0.11	0.20	0.18	0.18	0.13	0.13
Net realized and unrealized gain (loss) on investments	0.70	(0.21)	1.78	0.12 (c)	6.64	2.04
Total from investment operations	0.81	(0.01)	1.96	0.30	6.77	2.17
Distributions to shareholders from:
Net investment income	(0.11)	(0.19)	(0.18)	(0.18)	(0.13)	(0.13)
Net asset value at end of period	$30.45	$29.75	$29.95	$28.17	$28.05	$21.41
Market price at end of period(d)	$30.48	$29.76	$29.95	$28.16	$28.07	$21.44
Net Asset Value Total Return(e)	2.71%	0.02%	7.00%	1.00%	31.76%	11.27%
Market Price Total Return(e)	2.78%	0.05%	7.04%	0.91%	31.66%	11.42%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$889,043	$950,950	$1,024,183	$901,310	$813,540	$706,437
Ratio to average net assets of:
Expenses	0.40%(f)	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income	0.69%(f)	0.70%	0.64%	0.59%	0.51%	0.64%
Portfolio turnover rate(g)	11%	21%	26%	22%	20%	23%

(a)	Per share amounts have been adjusted to reflect a ten-for-one stock split effective after the close of business July 14, 2023.
(b)	Based on average shares outstanding.
(c)
Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

(d)	The mean between the last bid and ask prices.
(e)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

54

Financial Highlights—(continued)

Invesco S&P 500® Equal Weight Industrials ETF (RSPN)

	Six Months Ended October 31, 2024 (Unaudited)	Years Ended April 30,
		2024(a)	2023(a)	2022(a)	2021(a)	2020(a)
Per Share Operating Performance:
Net asset value at beginning of period	$45.61	$37.27	$35.40	$37.05	$21.89	$25.21
Net investment income(b)	0.26	0.46	0.40	0.30	0.26	0.37
Net realized and unrealized gain (loss) on investments	5.34	8.34	1.88	(1.67)	15.17	(3.32)
Total from investment operations	5.60	8.80	2.28	(1.37)	15.43	(2.95)
Distributions to shareholders from:
Net investment income	(0.22)	(0.46)	(0.41)	(0.28)	(0.27)	(0.37)
Net asset value at end of period	$50.99	$45.61	$37.27	$35.40	$37.05	$21.89
Market price at end of period(c)	$51.00	$45.63	$37.28	$35.39	$37.03	$21.90
Net Asset Value Total Return(d)	12.31%	23.72%	6.55%	(3.70)%	70.89%	(11.70)%
Market Price Total Return(d)	12.28%	23.75%	6.61%	(3.71)%	70.73%	(11.64)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$642,439	$691,503	$370,884	$410,685	$557,591	$142,273
Ratio to average net assets of:
Expenses	0.40%(e)	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income	1.08%(e)	1.11%	1.13%	0.79%	0.89%	1.46%
Portfolio turnover rate(f)	11%	22%	22%	17%	19%	23%

(a)	Per share amounts have been adjusted to reflect a five-for-one stock split effective after the close of business on July 14, 2023.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

55

Financial Highlights—(continued)

Invesco S&P 500® Equal Weight Materials ETF (RSPM)

	Six Months Ended October 31, 2024 (Unaudited)	Years Ended April 30,
		2024(a)	2023(a)	2022(a)	2021(a)	2020(a)
Per Share Operating Performance:
Net asset value at beginning of period	$34.56	$32.14	$35.85	$33.07	$18.87	$21.62
Net investment income(b)	0.34	0.68	0.72	0.52	0.50	0.42
Net realized and unrealized gain (loss) on investments	1.90	2.43	(3.71)	2.80	14.15	(2.72)
Total from investment operations	2.24	3.11	(2.99)	3.32	14.65	(2.30)
Distributions to shareholders from:
Net investment income	(0.33)	(0.69)	(0.72)	(0.54)	(0.45)	(0.45)
Net asset value at end of period	$36.47	$34.56	$32.14	$35.85	$33.07	$18.87
Market price at end of period(c)	$36.47	$34.56	$32.12	$35.85	$33.08	$18.90
Net Asset Value Total Return(d)	6.51%	9.81%	(8.32)%	10.18%	78.45%	(10.70)%
Market Price Total Return(d)	6.51%	9.85%	(8.34)%	10.11%	78.24%	(10.58)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$271,692	$283,716	$339,030	$573,653	$613,416	$108,480
Ratio to average net assets of:
Expenses	0.40%(e)	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income	1.89%(e)	2.09%	2.18%	1.50%	1.83%	1.99%
Portfolio turnover rate(f)	13%	18%	22%	15%	18%	25%

(a)	Per share amounts have been adjusted to reflect a five-for-one stock split effective after the close of business on July 14, 2023.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

56

Financial Highlights—(continued)

Invesco S&P 500® Equal Weight Real Estate ETF (RSPR)

	Six Months Ended October 31, 2024 (Unaudited)	Years Ended April 30,
		2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of period	$31.08	$31.16	$38.79	$35.09	$25.65	$29.71
Net investment income(a)	0.57	0.90	0.94	0.57	0.67 (b)	0.72
Net realized and unrealized gain (loss) on investments	5.54	0.16	(7.82)	4.04	9.93	(3.62)
Total from investment operations	6.11	1.06	(6.88)	4.61	10.60	(2.90)
Distributions to shareholders from:
Net investment income	(0.41)	(1.14)	(0.75)	(0.91)	(1.16)	(1.03)
Net realized gains	-	-	-	-	-	(0.13)
Total distributions	(0.41)	(1.14)	(0.75)	(0.91)	(1.16)	(1.16)
Net asset value at end of period	$36.78	$31.08	$31.16	$38.79	$35.09	$25.65
Market price at end of period(c)	$36.79	$31.08	$31.16	$38.88	$35.12	$25.65
Net Asset Value Total Return(d)	19.71%	3.43%	(17.78)%	13.20%	42.37%	(9.59)%
Market Price Total Return(d)	19.74%	3.43%	(17.98)%	13.37%	42.50%	(9.71)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$111,818	$109,082	$102,818	$172,210	$45,263	$23,084
Ratio to average net assets of:
Expenses	0.40%(e)	0.40%	0.40%	0.40%	0.40%	0.41%(f)
Net investment income	3.23%(e)	2.92%	2.85%	1.48%	2.36%(b)	2.37%(f)
Portfolio turnover rate(g)	7%	15%	26%	19%	21%	15%

(a)	Based on average shares outstanding.
(b)
Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $0.49 and 1.73%, respectively.

(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

57

Financial Highlights—(continued)

Invesco S&P 500® Equal Weight Technology ETF (RSPT)

	Six Months Ended October 31, 2024 (Unaudited)	Years Ended April 30,
		2024(a)	2023(a)	2022(a)	2021(a)	2020(a)
Per Share Operating Performance:
Net asset value at beginning of period	$33.16	$26.22	$25.90	$27.73	$18.32	$18.07
Net investment income(b)	0.09	0.17	0.18	0.16	0.19	0.32 (c)
Net realized and unrealized gain (loss) on investments	3.27	6.95	0.32	(1.83)	9.51	0.15
Total from investment operations	3.36	7.12	0.50	(1.67)	9.70	0.47
Distributions to shareholders from:
Net investment income	(0.08)	(0.18)	(0.18)	(0.16)	(0.29)	(0.22)
Net asset value at end of period	$36.44	$33.16	$26.22	$25.90	$27.73	$18.32
Market price at end of period(d)	$36.44	$33.16	$26.21	$25.90	$27.72	$18.34
Net Asset Value Total Return(e)	10.16%	27.23%	1.99%	(6.10)%	53.40%	2.73%
Market Price Total Return(e)	10.12%	27.27%	1.90%	(6.08)%	53.12%	2.91%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$3,373,912	$3,757,810	$2,482,806	$2,175,314	$2,590,019	$1,529,343
Ratio to average net assets of:
Expenses	0.40%(f)	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income	0.48%(f)	0.57%	0.70%	0.53%	0.81%	1.73%(c)
Portfolio turnover rate(g)	13%	20%	35%	24%	25%	23%

(a)	Per share amounts have been adjusted to reflect a ten-for-one stock split effective after the close of business July 14, 2023.
(b)	Based on average shares outstanding.
(c)
Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $0.19 and 1.06%, respectively.

(d)	The mean between the last bid and ask prices.
(e)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

58

Financial Highlights—(continued)

Invesco S&P 500® Equal Weight Utilities ETF (RSPU)

	Six Months Ended October 31, 2024 (Unaudited)	Years Ended April 30,
		2024(a)	2023(a)	2022(a)	2021(a)	2020(a)
Per Share Operating Performance:
Net asset value at beginning of period	$57.21	$57.78	$58.48	$54.03	$46.16	$48.63
Net investment income(b)	0.82	1.56	1.40	1.41	1.35	1.39
Net realized and unrealized gain (loss) on investments	10.85	(0.50)	(0.76)	4.37	8.02	(2.50)
Total from investment operations	11.67	1.06	0.64	5.78	9.37	(1.11)
Distributions to shareholders from:
Net investment income	(0.83)	(1.63)	(1.34)	(1.33)	(1.50)	(1.36)
Net asset value at end of period	$68.05	$57.21	$57.78	$58.48	$54.03	$46.16
Market price at end of period(c)	$68.06	$57.20	$57.79	$58.48	$53.92	$46.26
Net Asset Value Total Return(d)	20.49%	1.99%	1.11%	10.90%	20.80%	(2.28)%
Market Price Total Return(d)	20.52%	1.96%	1.14%	11.15%	20.28%	(2.04)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$366,112	$251,718	$375,542	$333,333	$208,557	$300,013
Ratio to average net assets of:
Expenses	0.40%(e)	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income	2.59%(e)	2.87%	2.42%	2.56%	2.77%	2.72%
Portfolio turnover rate(f)	9%	10%	11%	15%	10%	11%

(a)	Per share amounts have been adjusted to reflect a two-for-one stock split effective after the close of business on July 14, 2023.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

59

Financial Highlights—(continued)

Invesco S&P MidCap 400® GARP ETF (GRPM)

	Six Months Ended October 31, 2024 (Unaudited)	Years Ended April 30,
		2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of period	$113.14	$86.29	$85.55	$92.63	$53.10	$66.18
Net investment income(a)	0.58	0.89	1.13	0.93	0.75	0.89
Net realized and unrealized gain (loss) on investments	1.35	26.88	0.71	(7.10)	39.56	(12.99)
Total from investment operations	1.93	27.77	1.84	(6.17)	40.31	(12.10)
Distributions to shareholders from:
Net investment income	(0.59)	(0.92)	(1.10)	(0.91)	(0.78)	(0.98)
Net asset value at end of period	$114.48	$113.14	$86.29	$85.55	$92.63	$53.10
Market price at end of period(b)	$114.57	$113.19	$86.28	$85.47	$92.64	$52.87
Net Asset Value Total Return(c)	1.70%	32.36%	2.23%	(6.72)%	76.41%	(18.24)%
Market Price Total Return(c)	1.74%	32.43%	2.31%	(6.81)%	77.20%	(18.60)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$544,908	$388,074	$187,243	$123,195	$113,933	$53,095
Ratio to average net assets of:
Expenses	0.35%(d)	0.36%	0.40%	0.40%	0.40%	0.41%(e)
Net investment income	0.99%(d)	0.92%	1.33%	1.01%	1.06%	1.42%(e)
Portfolio turnover rate(f)	43%	114%	33%	28%	33%	32%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(f)
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the period ended April 30, 2024, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

60

Notes to Financial Statements
Invesco Exchange-Traded Fund Trust
October 31, 2024
(Unaudited)
NOTE 1—Organization
Invesco Exchange-Traded Fund Trust (the “Trust”) was organized as a Massachusetts business trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:

Full Name	Short Name
Invesco S&P 500® Equal Weight ETF (RSP)	"S&P 500® Equal Weight ETF"
Invesco S&P 500® Equal Weight Communication Services ETF (RSPC)	"S&P 500® Equal Weight Communication Services ETF"
Invesco S&P 500® Equal Weight Consumer Discretionary ETF (RSPD)	"S&P 500® Equal Weight Consumer Discretionary ETF"
Invesco S&P 500® Equal Weight Consumer Staples ETF (RSPS)	"S&P 500® Equal Weight Consumer Staples ETF"
Invesco S&P 500® Equal Weight Energy ETF (RSPG)	"S&P 500® Equal Weight Energy ETF"
Invesco S&P 500® Equal Weight Financials ETF (RSPF)	"S&P 500® Equal Weight Financials ETF"
Invesco S&P 500® Equal Weight Health Care ETF (RSPH)	"S&P 500® Equal Weight Health Care ETF"
Invesco S&P 500® Equal Weight Industrials ETF (RSPN)	"S&P 500® Equal Weight Industrials ETF"
Invesco S&P 500® Equal Weight Materials ETF (RSPM)	"S&P 500® Equal Weight Materials ETF"
Invesco S&P 500® Equal Weight Real Estate ETF (RSPR)	"S&P 500® Equal Weight Real Estate ETF"
Invesco S&P 500® Equal Weight Technology ETF (RSPT)	"S&P 500® Equal Weight Technology ETF"
Invesco S&P 500® Equal Weight Utilities ETF (RSPU)	"S&P 500® Equal Weight Utilities ETF"
Invesco S&P MidCap 400® GARP ETF (GRPM)	"S&P MidCap 400® GARP ETF"
Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on NYSE Arca, Inc.
The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit”, as set forth in each Fund’s prospectus. Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities ("Deposit Securities"), though each Fund reserves the right to issue and redeem Creation Units in exchange for cash. Except when aggregated in Creation Units by authorized participants (“APs”), the Shares are not individually redeemable securities of the Funds.
The investment objective of each of the Funds is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index
S&P 500® Equal Weight ETF	S&P 500® Equal Weight Index
S&P 500® Equal Weight Communication Services ETF	S&P 500® Equal Weight Communication Services Plus Index
S&P 500® Equal Weight Consumer Discretionary ETF	S&P 500® Equal Weight Consumer Discretionary Index
S&P 500® Equal Weight Consumer Staples ETF	S&P 500® Equal Weight Consumer Staples Index
S&P 500® Equal Weight Energy ETF	S&P 500® Equal Weight Energy Plus Index
S&P 500® Equal Weight Financials ETF	S&P 500® Equal Weight Financials Index
S&P 500® Equal Weight Health Care ETF	S&P 500® Equal Weight Health Care Index
S&P 500® Equal Weight Industrials ETF	S&P 500® Equal Weight Industrials Index
S&P 500® Equal Weight Materials ETF	S&P 500® Equal Weight Materials Index
S&P 500® Equal Weight Real Estate ETF	S&P 500® Equal Weight Real Estate Index
S&P 500® Equal Weight Technology ETF	S&P 500® Equal Weight Information Technology Index
S&P 500® Equal Weight Utilities ETF	S&P 500® Equal Weight Utilities Plus Index
S&P MidCap 400® GARP ETF	S&P MidCap 400® GARP Index
NOTE 2—Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

61

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services—Investment Companies.
A.
Security Valuation - Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day NAV per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment ("unreliable"). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

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Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price a Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, a Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of a Fund’s NAV and, accordingly, they reduce a Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.
C.
Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.
Dividends and Distributions to Shareholders - Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

E.
Federal Income Taxes - Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute

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substantially all of the Fund’s taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.
The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses - Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust or the Adviser (an "Interested Trustee"), or (iii) any other matters that directly benefit the Adviser).

Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from a Fund’s unitary management fee and are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.
To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.
G.
Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.
Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an "interested person" (as defined in the 1940 Act) of the Trust or the Adviser (each, an "Independent Trustee") is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.
Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends

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received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income, net on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.
Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, serves as an affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNYM”) also serves as a securities lending agent. To the extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended October 31, 2024, each Fund had affiliated securities lending transactions with Invesco. Fees paid to Invesco for securities lending agent services, which are included in Securities lending income, net on the Statements of Operations, were incurred by each Fund as listed below:

Amount
S&P 500® Equal Weight ETF	$89,577
S&P 500® Equal Weight Communication Services ETF	528
S&P 500® Equal Weight Consumer Discretionary ETF	1,179
S&P 500® Equal Weight Consumer Staples ETF	1,148
S&P 500® Equal Weight Energy ETF	922
S&P 500® Equal Weight Financials ETF	224
S&P 500® Equal Weight Health Care ETF	1,228
S&P 500® Equal Weight Industrials ETF	1,882
S&P 500® Equal Weight Materials ETF	973
S&P 500® Equal Weight Real Estate ETF	183
S&P 500® Equal Weight Technology ETF	2,865
S&P 500® Equal Weight Utilities ETF	931
S&P MidCap 400® GARP ETF	2,459

J.
Other Risks

AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Additionally, investments in non-U.S. securities may have lower trading volumes or could experience extended market closures or trading halts. To the extent that a Fund invests in non-U.S. securities, it may face increased risks that APs may not be able to effectively create or redeem Creation Units, or that the Shares may be halted and/or delisted.
Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.
Growth Investing Risk. For certain Funds, the market values of “growth” securities may be more volatile than other types of investments. The returns on “growth” securities may or may not move in tandem with the returns on other styles of investing or the overall stock market. Growth securities typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Thus, the value of a Fund’s investments will vary and at times may be lower than that of other types of investments.
Index Risk. Unlike many investment companies that are "actively managed", each Fund is a "passive" investor and therefore does not utilize an investing strategy that seeks returns in excess of its respective Underlying Index. Therefore, a Fund would

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not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. If a specific security is removed from an Underlying Index, its respective Fund may be forced to sell such security at an inopportune time or for a price lower than the security’s current market value. An Underlying Index may not contain the appropriate mix of securities for any particular economic cycle. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule. Further, unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the impact of periods of market volatility or market decline. This means that, based on certain market and economic conditions, a Fund’s performance could be lower than other types of funds with investment advisers that actively manage their portfolio assets to take advantage of market opportunities or defend against market events.
Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.
Market Risk. Securities in each Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in an Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises or other events could result in increased premiums or discounts to each Fund’s NAV.
Mid-Capitalization Company Risk. Investing in securities of mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies and securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Mid-capitalization companies tend to have less experienced management as well as limited product and market diversification and financial resources compared to larger capitalization companies. Often mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.
Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. Additionally, a Fund’s use of a representative sampling methodology may cause the Fund not to be as well-correlated with the return of its corresponding Underlying Index as would be the case if the Fund purchased all of the securities in its corresponding Underlying Index in the proportions represented in the Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.
Non-Diversified Fund Risk. Because S&P 500® Equal Weight Communication Services ETF is non-diversified and can invest a greater portion of its assets in securities of individual issuers than can a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.
Portfolio Turnover Risk. Certain Funds may engage in frequent trading of their portfolio securities in connection with the rebalancing or adjustment of their respective Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for a Fund. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to a Fund’s shareholders, a Fund will seek to utilize the in-kind creation and redemption mechanism to minimize the realization of capital gains to the extent possible.
REIT Risk. REITs are pooled investment vehicles that trade like stocks and invest substantially all of their assets in real estate and may qualify for special tax considerations. REITs are subject to certain risks inherent in the direct ownership of real estate, including without limitation, a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers. Further, failure of a company to qualify as a REIT under federal tax law may have adverse consequences to the REIT’s shareholders. In addition, REITs may have expenses, including advisory and administration expenses, and REIT shareholders will incur a proportionate share of the underlying expenses.

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Value Investing Risk. For certain Funds, value securities are subject to the risk that the valuations never improve or that the returns on value securities are less than returns on other styles of investing or the overall stock market. Thus, the value of a Fund’s investments will vary and at times may be lower than that of other types of investments.
NOTE 3—Investment Advisory Agreement and Other Agreements
The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.
Pursuant to the Investment Advisory Agreement, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser). The unitary management fee is paid by each Fund to the Adviser at the following annual rates:

Unitary Management Fees (as a % of average daily net assets)
S&P 500® Equal Weight ETF	0.20%
S&P 500® Equal Weight Communication Services ETF	0.40%
S&P 500® Equal Weight Consumer Discretionary ETF	0.40%
S&P 500® Equal Weight Consumer Staples ETF	0.40%
S&P 500® Equal Weight Energy ETF	0.40%
S&P 500® Equal Weight Financials ETF	0.40%
S&P 500® Equal Weight Health Care ETF	0.40%
S&P 500® Equal Weight Industrials ETF	0.40%
S&P 500® Equal Weight Materials ETF	0.40%
S&P 500® Equal Weight Real Estate ETF	0.40%
S&P 500® Equal Weight Technology ETF	0.40%
S&P 500® Equal Weight Utilities ETF	0.40%
S&P MidCap 400® GARP ETF	0.35%
Through at least August 31, 2026, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. This waiver does not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date.
For the six months ended October 31, 2024, the Adviser waived fees for each Fund in the following amounts:
S&P 500® Equal Weight ETF	$7,971
S&P 500® Equal Weight Communication Services ETF	14
S&P 500® Equal Weight Consumer Discretionary ETF	64
S&P 500® Equal Weight Consumer Staples ETF	118
S&P 500® Equal Weight Energy ETF	116
S&P 500® Equal Weight Financials ETF	75
S&P 500® Equal Weight Health Care ETF	161
S&P 500® Equal Weight Industrials ETF	150
S&P 500® Equal Weight Materials ETF	72
S&P 500® Equal Weight Real Estate ETF	22
S&P 500® Equal Weight Technology ETF	333
S&P 500® Equal Weight Utilities ETF	106
S&P MidCap 400® GARP ETF	98
The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.
The Adviser has entered into licensing agreements on behalf of each Fund with S&P Dow Jones Indices LLC (the “Licensor”).

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Each Underlying Index name trademark is owned by the Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensor, and the Licensor makes no representation regarding the advisability of investing in any of the Funds.
The Trust has entered into service agreements whereby BNYM, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.
For the six months ended October 31, 2024, the Funds incurred brokerage commissions with Invesco Capital Markets, Inc. ("ICMI"), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Funds, as listed below:
S&P 500® Equal Weight ETF	$781,268
S&P 500® Equal Weight Communication Services ETF	2,001
S&P 500® Equal Weight Consumer Discretionary ETF	4,276
S&P 500® Equal Weight Consumer Staples ETF	5,364
S&P 500® Equal Weight Energy ETF	12,609
S&P 500® Equal Weight Financials ETF	2,361
S&P 500® Equal Weight Health Care ETF	6,603
S&P 500® Equal Weight Industrials ETF	5,699
S&P 500® Equal Weight Materials ETF	3,564
S&P 500® Equal Weight Real Estate ETF	1,138
S&P 500® Equal Weight Technology ETF	45,717
S&P 500® Equal Weight Utilities ETF	4,296
S&P MidCap 400® GARP ETF	21,440
Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.
NOTE 4—Security Transactions with Affiliated Funds
Each Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Invesco ETF from or to another fund that is or could be considered an "affiliated person" by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s "current market price", as provided for in these procedures and Rule 17a-7.
For the six months ended October 31, 2024, the following Funds engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains*
S&P 500® Equal Weight ETF	$118,104,491	$-	$-
S&P 500® Equal Weight Utilities ETF	8,145,064	-	-

*	Net realized gains (losses) from securities sold to affiliates are included in net realized gain (loss) from investment securities in the Statements of Operations.
NOTE 5—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

68

The following is a summary of the tiered valuation input levels, as of October 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
S&P 500® Equal Weight ETF
Investments in Securities
Common Stocks & Other Equity Interests	$65,794,562,907	$-	$-	$65,794,562,907
Money Market Funds	4,691,317	2,043,892,359	-	2,048,583,676
Total Investments	$65,799,254,224	$2,043,892,359	$-	$67,843,146,583
S&P 500® Equal Weight Communication Services ETF
Investments in Securities
Common Stocks & Other Equity Interests	$51,522,034	$-	$-	$51,522,034
Money Market Funds	622	11,438,617	-	11,439,239
Total Investments	$51,522,656	$11,438,617	$-	$62,961,273
S&P 500® Equal Weight Consumer Discretionary ETF
Investments in Securities
Common Stocks & Other Equity Interests	$278,180,804	$-	$-	$278,180,804
Money Market Funds	186,692	17,282,886	-	17,469,578
Total Investments	$278,367,496	$17,282,886	$-	$295,650,382
S&P 500® Equal Weight Consumer Staples ETF
Investments in Securities
Common Stocks & Other Equity Interests	$307,301,866	$-	$-	$307,301,866
Money Market Funds	-	34,163,844	-	34,163,844
Total Investments	$307,301,866	$34,163,844	$-	$341,465,710
S&P 500® Equal Weight Energy ETF
Investments in Securities
Common Stocks & Other Equity Interests	$519,777,869	$-	$-	$519,777,869
Money Market Funds	166,871	12,016,393	-	12,183,264
Total Investments	$519,944,740	$12,016,393	$-	$531,961,133
S&P 500® Equal Weight Financials ETF
Investments in Securities
Common Stocks & Other Equity Interests	$292,604,191	$-	$-	$292,604,191
Money Market Funds	256,346	3,971,691	-	4,228,037
Total Investments	$292,860,537	$3,971,691	$-	$296,832,228
S&P 500® Equal Weight Health Care ETF
Investments in Securities
Common Stocks & Other Equity Interests	$888,586,530	$-	$-	$888,586,530
Money Market Funds	156,988	20,445,516	-	20,602,504
Total Investments	$888,743,518	$20,445,516	$-	$909,189,034
S&P 500® Equal Weight Industrials ETF
Investments in Securities
Common Stocks & Other Equity Interests	$642,007,366	$-	$-	$642,007,366
Money Market Funds	413,356	13,216,259	-	13,629,615
Total Investments	$642,420,722	$13,216,259	$-	$655,636,981
S&P 500® Equal Weight Materials ETF
Investments in Securities
Common Stocks & Other Equity Interests	$271,454,846	$-	$-	$271,454,846
Money Market Funds	143,091	12,016,319	-	12,159,410
Total Investments	$271,597,937	$12,016,319	$-	$283,614,256

69

	Level 1	Level 2	Level 3	Total
S&P 500® Equal Weight Real Estate ETF
Investments in Securities
Common Stocks & Other Equity Interests	$111,742,833	$-	$-	$111,742,833
Money Market Funds	101,015	10,769,998	-	10,871,013
Total Investments	$111,843,848	$10,769,998	$-	$122,613,846
S&P 500® Equal Weight Technology ETF
Investments in Securities
Common Stocks & Other Equity Interests	$3,372,845,207	$-	$-	$3,372,845,207
Money Market Funds	1,486,788	137,629,421	-	139,116,209
Total Investments	$3,374,331,995	$137,629,421	$-	$3,511,961,416
S&P 500® Equal Weight Utilities ETF
Investments in Securities
Common Stocks & Other Equity Interests	$365,718,766	$-	$-	$365,718,766
Money Market Funds	330,249	34,407,889	-	34,738,138
Total Investments	$366,049,015	$34,407,889	$-	$400,456,904
S&P MidCap 400® GARP ETF
Investments in Securities
Common Stocks & Other Equity Interests	$544,824,313	$-	$-	$544,824,313
Money Market Funds	185,308	81,423,774	-	81,609,082
Total Investments	$545,009,621	$81,423,774	$-	$626,433,395
NOTE 6—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.
Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Funds had capital loss carryforwards as of April 30, 2024, as follows:

	No expiration
	Short-Term	Long-Term	Total*
S&P 500® Equal Weight ETF	$979,864,068	$3,948,064,624	$4,927,928,692
S&P 500® Equal Weight Communication Services ETF	3,997,361	5,437,816	9,435,177
S&P 500® Equal Weight Consumer Discretionary ETF	27,037,183	99,251,556	126,288,739
S&P 500® Equal Weight Consumer Staples ETF	18,024,182	73,983,572	92,007,754
S&P 500® Equal Weight Energy ETF	31,545,601	140,255,222	171,800,823
S&P 500® Equal Weight Financials ETF	20,695,491	68,512,327	89,207,818
S&P 500® Equal Weight Health Care ETF	8,385,359	104,469,052	112,854,411
S&P 500® Equal Weight Industrials ETF	12,013,063	41,249,784	53,262,847
S&P 500® Equal Weight Materials ETF	16,895,539	33,919,597	50,815,136
S&P 500® Equal Weight Real Estate ETF	3,789,418	3,063,680	6,853,098
S&P 500® Equal Weight Technology ETF	129,438,838	239,484,668	368,923,506
S&P 500® Equal Weight Utilities ETF	16,185,474	20,700,943	36,886,417
S&P MidCap 400® GARP ETF	-	28,100,903	28,100,903

*
Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

70

NOTE 7—Investment Transactions
For the six months ended October 31, 2024, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales
S&P 500® Equal Weight ETF	$7,020,966,274	$6,973,458,442
S&P 500® Equal Weight Communication Services ETF	7,887,227	7,931,812
S&P 500® Equal Weight Consumer Discretionary ETF	42,067,034	43,062,360
S&P 500® Equal Weight Consumer Staples ETF	43,149,605	43,459,116
S&P 500® Equal Weight Energy ETF	60,532,443	59,030,972
S&P 500® Equal Weight Financials ETF	23,373,092	23,122,883
S&P 500® Equal Weight Health Care ETF	104,498,232	104,604,099
S&P 500® Equal Weight Industrials ETF	71,745,822	71,435,979
S&P 500® Equal Weight Materials ETF	37,313,008	37,316,168
S&P 500® Equal Weight Real Estate ETF	8,335,702	7,938,564
S&P 500® Equal Weight Technology ETF	476,432,917	490,486,553
S&P 500® Equal Weight Utilities ETF	27,625,227	27,507,128
S&P MidCap 400® GARP ETF	204,640,360	203,778,673
For the six months ended October 31, 2024, in-kind transactions associated with creations and redemptions were as follows:

	In-kind Purchases	In-kind Sales
S&P 500® Equal Weight ETF	$15,332,447,865	$8,729,768,093
S&P 500® Equal Weight Communication Services ETF	5,844,104	28,460,191
S&P 500® Equal Weight Consumer Discretionary ETF	21,637,338	168,707,861
S&P 500® Equal Weight Consumer Staples ETF	1,878,835	111,599,677
S&P 500® Equal Weight Energy ETF	28,499,205	81,154,396
S&P 500® Equal Weight Financials ETF	25,970,510	35,117,897
S&P 500® Equal Weight Health Care ETF	15,702,221	100,669,798
S&P 500® Equal Weight Industrials ETF	32,452,931	149,182,692
S&P 500® Equal Weight Materials ETF	7,748,980	34,914,117
S&P 500® Equal Weight Real Estate ETF	15,802,164	31,538,692
S&P 500® Equal Weight Technology ETF	713,192,822	1,431,095,504
S&P 500® Equal Weight Utilities ETF	75,717,463	11,847,346
S&P MidCap 400® GARP ETF	318,054,669	162,414,722
Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.
As of October 31, 2024, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost
S&P 500® Equal Weight ETF	$8,683,957,501	$(2,977,629,380)	$5,706,328,121	$62,136,818,462
S&P 500® Equal Weight Communication Services ETF	7,320,458	(7,796,503)	(476,045)	63,437,318
S&P 500® Equal Weight Consumer Discretionary ETF	37,472,382	(30,091,797)	7,380,585	288,269,797
S&P 500® Equal Weight Consumer Staples ETF	15,821,627	(80,192,113)	(64,370,486)	405,836,196
S&P 500® Equal Weight Energy ETF	65,383,092	(44,194,425)	21,188,667	510,772,466
S&P 500® Equal Weight Financials ETF	58,437,654	(9,404,735)	49,032,919	247,799,309
S&P 500® Equal Weight Health Care ETF	175,038,308	(66,173,307)	108,865,001	800,324,033
S&P 500® Equal Weight Industrials ETF	126,985,303	(12,350,271)	114,635,032	541,001,949
S&P 500® Equal Weight Materials ETF	26,873,768	(33,385,240)	(6,511,472)	290,125,728
S&P 500® Equal Weight Real Estate ETF	7,671,911	(14,994,678)	(7,322,767)	129,936,613
S&P 500® Equal Weight Technology ETF	634,777,436	(175,389,782)	459,387,654	3,052,573,762

71

	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost
S&P 500® Equal Weight Utilities ETF	$40,470,117	$(12,354,743)	$28,115,374	$372,341,530
S&P MidCap 400® GARP ETF	54,396,403	(41,613,272)	12,783,131	613,650,264
NOTE 8—Trustees’ and Officer’s Fees
The Adviser, as a result of each Fund’s unitary management fee, pays remuneration to the Independent Trustees and an Officer of the Trust on behalf of the Funds. Interested Trustees do not receive any Trustees’ fees.
The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.
NOTE 9—Capital
Shares are issued and redeemed by each Fund only in Creation Units as discussed in Note 1. Only APs are permitted to purchase or redeem Creation Units from the Funds.
To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.
Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.
Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

72

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.

73

©2024 Invesco Capital Management LLC
3500 Lacey Road, Suite 700
Downers Grove, IL 60515
P-SPE-NCSRS
invesco.com/ETFs

Invesco Semi-Annual Financial Statements and Other Information
October 31, 2024
PPA	Invesco Aerospace & Defense ETF
UPGD	Invesco Bloomberg Analyst Rating Improvers ETF
PDP	Invesco Dorsey Wright Momentum ETF
PSP	Invesco Global Listed Private Equity ETF
PGJ	Invesco Golden Dragon China ETF
ERTH	Invesco MSCI Sustainable Future ETF
PBP	Invesco S&P 500 BuyWrite ETF
SPHQ	Invesco S&P 500® Quality ETF
CSD	Invesco S&P Spin-Off ETF
PHO	Invesco Water Resources ETF
PBW	Invesco WilderHill Clean Energy ETF

2

Invesco Aerospace & Defense ETF (PPA)

October 31, 2024

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.93%
Aerospace & Defense-71.16%
AAR Corp.(b)	238,363	$13,991,908
AeroVironment, Inc.(b)(c)	187,557	40,317,253
Axon Enterprise, Inc.(b)	333,691	141,318,139
Boeing Co. (The)(b)	2,053,534	306,613,162
BWX Technologies, Inc.	482,915	58,794,901
Cadre Holdings, Inc.	215,984	7,509,764
CAE, Inc. (Canada)(b)	2,119,103	37,296,213
Curtiss-Wright Corp.	173,158	59,732,584
Ducommun, Inc.(b)(c)	93,138	5,475,583
Elbit Systems Ltd. (Israel)	295,740	67,458,294
General Dynamics Corp.	767,223	223,729,899
General Electric Co.	1,711,662	294,029,298
HEICO Corp.(c)	301,519	73,857,079
Hexcel Corp.	500,047	29,347,758
Howmet Aerospace, Inc.	1,786,565	178,156,262
Huntington Ingalls Industries, Inc.	249,024	46,059,479
Kratos Defense & Security Solutions, Inc.(b)(c)	1,003,969	22,810,176
L3Harris Technologies, Inc.	746,539	184,746,006
Leonardo DRS, Inc.(b)(c)	1,578,046	47,451,843
Loar Holdings, Inc.(b)(c)	265,409	22,872,948
Lockheed Martin Corp.	560,972	306,318,761
Mercury Systems, Inc.(b)(c)	395,618	12,798,242
Moog, Inc., Class A	138,217	26,067,726
Northrop Grumman Corp.	487,423	248,108,055
Rocket Lab USA, Inc.(b)(c)	1,469,423	15,722,826
RTX Corp.	2,715,304	328,524,631
Spirit AeroSystems Holdings, Inc., Class A(b)(c)	771,243	24,965,136
Textron, Inc.	918,691	73,881,130
TransDigm Group, Inc.	119,837	156,063,725
Triumph Group, Inc.(b)(c)	498,738	6,902,534
V2X, Inc.(b)	178,324	10,984,758
Woodward, Inc.	242,303	39,759,499
		3,111,665,572
Communications Equipment-0.13%
Viasat, Inc.(b)(c)	604,356	5,801,818
Diversified Telecommunication Services-0.18%
Iridium Communications, Inc.	262,184	7,689,857
Electrical Equipment-3.01%
Eaton Corp. PLC	396,998	131,636,597
Electronic Equipment, Instruments & Components-3.77%
Amphenol Corp., Class A	1,201,048	80,494,237
Keysight Technologies, Inc.(b)(c)	182,477	27,190,898
OSI Systems, Inc.(b)	79,568	10,519,685
Teledyne Technologies, Inc.(b)	87,126	39,670,211
TTM Technologies, Inc.(b)	305,012	6,844,469
		164,719,500
Industrial Conglomerates-4.53%
Honeywell International, Inc.	963,383	198,148,615
	Shares	Value
Machinery-4.51%
Barnes Group, Inc.	182,230	$8,521,075
Oshkosh Corp.	116,611	11,922,308
Parker-Hannifin Corp.	279,115	176,978,448
		197,421,831
Metals & Mining-0.79%
ATI, Inc.(b)	655,110	34,530,848
Professional Services-9.73%
Amentum Holdings, Inc.(b)	1,517,656	45,135,089
Booz Allen Hamilton Holding Corp.	565,104	102,656,793
CACI International, Inc., Class A(b)	116,390	64,312,458
KBR, Inc.	666,198	44,641,928
Leidos Holdings, Inc.	555,951	101,827,985
Parsons Corp.(b)(c)	275,376	29,784,668
Science Applications International Corp.	256,295	36,980,806
		425,339,727
Software-2.12%
C3.ai, Inc., Class A(b)(c)	229,994	5,664,752
Palantir Technologies, Inc., Class A(b)(c)	2,093,876	87,021,487
		92,686,239
Total Common Stocks & Other Equity Interests (Cost $3,494,830,619)		4,369,640,604

Money Market Funds-0.11%
Invesco Government & Agency Portfolio, Institutional Class, 4.77%(d)(e) (Cost $4,752,644)	4,752,644	4,752,644
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.04% (Cost $3,499,583,263)		4,374,393,248
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.80%
Invesco Private Government Fund, 4.84%(d)(e)(f)	23,435,327	23,435,327
Invesco Private Prime Fund, 4.99%(d)(e)(f)	99,007,996	99,037,698
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $122,481,641)		122,473,025
TOTAL INVESTMENTS IN SECURITIES-102.84% (Cost $3,622,064,904)		4,496,866,273
OTHER ASSETS LESS LIABILITIES-(2.84)%		(124,114,193)
NET ASSETS-100.00%		$4,372,752,080

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco Aerospace & Defense ETF (PPA)—(continued)

October 31, 2024

(Unaudited)

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2024.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2024.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$22,494,951	$(17,742,307)	$-	$-	$4,752,644	$40,459
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	37,845,661	172,767,900	(187,178,234)	-	-	23,435,327	1,152,087 *
Invesco Private Prime Fund	97,337,606	307,035,236	(305,335,048)	9,343	(9,439)	99,037,698	3,126,147 *
Total	$135,183,267	$502,298,087	$(510,255,589)	$9,343	$(9,439)	$127,225,669	$4,318,693

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco Bloomberg Analyst Rating Improvers ETF (UPGD)

October 31, 2024

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.87%
Communication Services-8.47%
AT&T, Inc.	111,459	$2,512,286
Sirius XM Holdings, Inc.(b)	66,604	1,775,668
Snap, Inc., Class A(b)(c)	229,735	2,793,578
Verizon Communications, Inc.	53,056	2,235,249
		9,316,781
Consumer Discretionary-11.16%
Best Buy Co., Inc.	25,022	2,262,739
CarMax, Inc.(b)(c)	26,402	1,910,977
Carvana Co.(b)(c)	13,892	3,435,631
eBay, Inc.	37,116	2,134,541
Ralph Lauren Corp.	12,800	2,533,504
		12,277,392
Consumer Staples-18.31%
Brown-Forman Corp., Class B(b)	48,225	2,123,347
Campbell Soup Co.(b)	43,051	2,008,329
Church & Dwight Co., Inc.	21,273	2,125,385
Clorox Co. (The)	14,458	2,292,316
Dollar General Corp.	17,608	1,409,344
Hormel Foods Corp.	67,135	2,050,974
J.M. Smucker Co. (The)	18,004	2,043,634
Kimberly-Clark Corp.	15,065	2,021,422
Kraft Heinz Co. (The)	61,454	2,056,251
Tyson Foods, Inc., Class A	34,401	2,015,555
		20,146,557
Energy-2.31%
Kinder Morgan, Inc.	103,856	2,545,510
Financials-2.46%
Toast, Inc., Class A(c)	89,957	2,701,409
Health Care-7.62%
Cardinal Health, Inc.	19,862	2,155,424
Henry Schein, Inc.(b)(c)	31,172	2,189,210
Quest Diagnostics, Inc.	14,238	2,204,470
Teleflex, Inc.	9,142	1,838,090
		8,387,194
Industrials-15.47%
3M Co.	16,852	2,164,976
C.H. Robinson Worldwide, Inc.	21,635	2,229,270
Carrier Global Corp.(b)	31,265	2,273,591
Huntington Ingalls Industries, Inc.	8,024	1,484,119
Lockheed Martin Corp.	3,933	2,147,615
Northrop Grumman Corp.	4,298	2,187,768
Old Dominion Freight Line, Inc.	10,733	2,160,768
PACCAR, Inc.	22,682	2,365,279
		17,013,386
Information Technology-14.11%
Cognizant Technology Solutions Corp., Class A	28,424	2,120,146
	Shares	Value
Information Technology-(continued)
EPAM Systems, Inc.(c)	10,845	$2,045,909
HP, Inc.(b)	61,749	2,193,325
Intel Corp.	101,723	2,189,079
Palantir Technologies, Inc., Class A(c)	66,930	2,781,611
Seagate Technology Holdings PLC	20,854	2,093,116
TE Connectivity PLC (Switzerland)	14,262	2,102,504
		15,525,690
Materials-13.76%
Amcor PLC	199,258	2,217,741
Ball Corp.(b)	34,056	2,017,818
Ecolab, Inc.	8,832	2,170,287
International Paper Co.(b)	45,185	2,509,575
LyondellBasell Industries N.V., Class A	22,473	1,951,780
Mosaic Co. (The)	78,005	2,087,414
Sherwin-Williams Co. (The)	6,084	2,182,757
		15,137,372
Utilities-6.20%
Edison International	25,870	2,131,688
Southern Co. (The)	24,871	2,264,007
Xcel Energy, Inc.	36,324	2,426,806
		6,822,501
Total Common Stocks & Other Equity Interests (Cost $105,082,112)		109,873,792
Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 4.77%(d)(e) (Cost $47,263)	47,263	47,263
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.91% (Cost $105,129,375)		109,921,055
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-13.80%
Invesco Private Government Fund, 4.84%(d)(e)(f)	4,217,132	4,217,132
Invesco Private Prime Fund, 4.99%(d)(e)(f)	10,962,915	10,966,204
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $15,183,402)		15,183,336
TOTAL INVESTMENTS IN SECURITIES-113.71% (Cost $120,312,777)		125,104,391
OTHER ASSETS LESS LIABILITIES-(13.71)%		(15,086,133)
NET ASSETS-100.00%		$110,018,258

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco Bloomberg Analyst Rating Improvers ETF (UPGD)—(continued)

October 31, 2024

(Unaudited)

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at October 31, 2024.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2024.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value October 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$703,165	$(655,902)	$-	$-	$47,263	$506
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	29,518,150	(25,301,018)	-	-	4,217,132	47,846 *
Invesco Private Prime Fund	-	59,499,676	(48,532,989)	(66)	(417)	10,966,204	124,768 *
Total	$-	$89,720,991	$(74,489,909)	$(66)	$(417)	$15,230,599	$173,120

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco Dorsey Wright Momentum ETF (PDP)

October 31, 2024

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.98%
Communication Services-1.73%
Meta Platforms, Inc., Class A	22,468	$12,752,388
Netflix, Inc.(b)	12,380	9,359,651
		22,112,039
Consumer Discretionary-9.40%
D.R. Horton, Inc.	35,285	5,963,165
DoorDash, Inc., Class A(b)	51,015	7,994,050
H&R Block, Inc.(c)	123,487	7,375,878
Meritage Homes Corp.	32,838	5,950,246
Murphy USA, Inc.	16,947	8,277,762
NVR, Inc.(b)	1,916	17,536,784
PulteGroup, Inc.	54,651	7,078,944
Royal Caribbean Cruises Ltd.	62,973	12,994,479
Taylor Morrison Home Corp., Class A(b)	99,075	6,786,637
Texas Roadhouse, Inc.	42,238	8,072,527
TJX Cos., Inc. (The)	140,004	15,824,652
Toll Brothers, Inc.	49,404	7,234,722
Wingstop, Inc.	32,098	9,234,274
		120,324,120
Consumer Staples-3.42%
BJ’s Wholesale Club Holdings, Inc.(b)(c)	87,711	7,431,753
Coca-Cola Consolidated, Inc.	7,802	8,771,476
Costco Wholesale Corp.	22,649	19,799,303
US Foods Holding Corp.(b)	126,025	7,769,441
		43,771,973
Energy-3.19%
ONEOK, Inc.	81,138	7,860,650
Targa Resources Corp.	197,143	32,914,995
		40,775,645
Financials-21.43%
Affirm Holdings, Inc.(b)(c)	231,370	10,145,575
Apollo Global Management, Inc.	77,571	11,112,821
Arch Capital Group Ltd.(b)	65,648	6,470,267
Ares Management Corp., Class A	99,960	16,761,293
Arthur J. Gallagher & Co.	31,656	8,901,667
Blackstone, Inc., Class A	55,264	9,270,536
Brown & Brown, Inc.	81,521	8,530,357
Erie Indemnity Co., Class A	13,693	6,145,966
Evercore, Inc., Class A	33,729	8,910,190
First Citizens BancShares, Inc., Class A	3,973	7,697,092
Fiserv, Inc.(b)	144,533	28,603,081
Houlihan Lokey, Inc.(c)	48,963	8,459,338
Intercontinental Exchange, Inc.	45,214	7,047,506
Jefferies Financial Group, Inc.	120,776	7,727,248
Kinsale Capital Group, Inc.(c)	56,390	24,141,123
KKR & Co., Inc., Class A	84,665	11,704,090
Marsh & McLennan Cos., Inc.	32,842	7,167,438
Mastercard, Inc., Class A	74,668	37,303,386
Primerica, Inc.	31,417	8,696,540
Progressive Corp. (The)	27,964	6,790,498
Robinhood Markets, Inc., Class A(b)(c)	309,717	7,275,252
Visa, Inc., Class A	55,911	16,205,803
Western Alliance Bancorporation(c)	110,009	9,153,849
		274,220,916
	Shares	Value
Health Care-6.91%
Eli Lilly and Co.	19,920	$16,528,421
Ensign Group, Inc. (The)	66,010	10,230,890
HCA Healthcare, Inc.	18,454	6,620,188
Intuitive Surgical, Inc.(b)	24,474	12,330,980
Natera, Inc.(b)(c)	57,774	6,988,343
Regeneron Pharmaceuticals, Inc.(b)	6,055	5,075,301
Tenet Healthcare Corp.(b)	100,907	15,642,603
Vaxcyte, Inc.(b)(c)	140,570	14,949,619
		88,366,345
Industrials-28.55%
AAON, Inc.(c)	70,589	8,062,676
Applied Industrial Technologies, Inc.	38,052	8,812,463
Axon Enterprise, Inc.(b)	23,532	9,965,802
Booz Allen Hamilton Holding Corp.	91,345	16,593,733
Carlisle Cos., Inc.	24,169	10,204,877
Carrier Global Corp.	112,315	8,167,547
Cintas Corp.	97,626	20,092,407
Clean Harbors, Inc.(b)	38,706	8,951,150
Comfort Systems USA, Inc.	50,012	19,556,692
Copart, Inc.(b)	681,610	35,082,467
Curtiss-Wright Corp.	22,165	7,646,038
Eaton Corp. PLC	21,769	7,218,165
EMCOR Group, Inc.	25,619	11,427,867
Fluor Corp.(b)	157,719	8,245,549
Howmet Aerospace, Inc.	154,757	15,432,368
Ingersoll Rand, Inc.	71,096	6,825,216
Leidos Holdings, Inc.	45,057	8,252,640
Lennox International, Inc.	11,340	6,833,144
Parker-Hannifin Corp.	11,836	7,504,853
Parsons Corp.(b)(c)	76,605	8,285,597
Quanta Services, Inc.	59,881	18,061,906
Tetra Tech, Inc.	218,965	10,703,009
Trane Technologies PLC	56,672	20,977,707
TransDigm Group, Inc.	24,374	31,742,260
UFP Industries, Inc.	54,638	6,684,413
United Rentals, Inc.	20,277	16,481,146
W.W. Grainger, Inc.	24,863	27,578,785
		365,390,477
Information Technology-22.66%
Amphenol Corp., Class A	498,108	33,383,198
Apple, Inc.	167,753	37,897,080
AppLovin Corp., Class A(b)	191,788	32,486,969
Arista Networks, Inc.(b)	38,651	14,936,292
Coherent Corp.(b)	82,289	7,606,795
Fair Isaac Corp.(b)	8,041	16,026,598
Guidewire Software, Inc.(b)(c)	39,952	7,441,460
Insight Enterprises, Inc.(b)(c)	37,478	6,555,652
KLA Corp.	22,962	15,297,973
MACOM Technology Solutions Holdings, Inc.(b)(c)	131,554	14,786,670
Manhattan Associates, Inc.(b)	33,797	8,900,778
Microsoft Corp.	29,331	11,918,652
Nutanix, Inc., Class A(b)	143,010	8,880,921
Onto Innovation, Inc.(b)	60,418	11,982,702
Oracle Corp.	69,992	11,747,457
Palantir Technologies, Inc., Class A(b)	311,717	12,954,959

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco Dorsey Wright Momentum ETF (PDP)—(continued)

October 31, 2024

(Unaudited)

	Shares	Value
Information Technology-(continued)
PTC, Inc.(b)	38,702	$7,172,642
Roper Technologies, Inc.	55,687	29,944,570
		289,921,368
Materials-0.61%
Eagle Materials, Inc.(c)	27,568	7,869,561
Real Estate-0.69%
Iron Mountain, Inc.	71,793	8,882,948
Utilities-1.39%
Vistra Corp.	142,232	17,773,311
Total Common Stocks & Other Equity Interests (Cost $996,370,611)		1,279,408,703
Money Market Funds-0.10%
Invesco Government & Agency Portfolio, Institutional Class, 4.77%(d)(e) (Cost $1,260,752)	1,260,752	1,260,752
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.08% (Cost $997,631,363)		1,280,669,455
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-5.66%
Invesco Private Government Fund, 4.84%(d)(e)(f)	20,111,950	$20,111,950
Invesco Private Prime Fund, 4.99%(d)(e)(f)	52,371,455	52,387,166
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $72,501,740)		72,499,116
TOTAL INVESTMENTS IN SECURITIES-105.74% (Cost $1,070,133,103)		1,353,168,571
OTHER ASSETS LESS LIABILITIES-(5.74)%		(73,468,505)
NET ASSETS-100.00%		$1,279,700,066

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2024.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2024.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$876,359	$8,311,011	$(7,926,618)	$-	$-	$1,260,752	$25,433
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	18,239,550	125,029,586	(123,157,186)	-	-	20,111,950	328,400 *
Invesco Private Prime Fund	46,900,594	247,112,524	(241,627,786)	1,035	799	52,387,166	867,570 *
Total	$66,016,503	$380,453,121	$(372,711,590)	$1,035	$799	$73,759,868	$1,221,403

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco Global Listed Private Equity ETF (PSP)

October 31, 2024

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-83.59%
Capital Markets-64.69%
3i Group PLC (United Kingdom)	278,114	$11,341,726
Alaris Equity Partners Income (Canada)	98,337	1,269,820
Blackstone Secured Lending Fund(b)	59,483	1,851,706
Blackstone, Inc., Class A	82,202	13,789,386
Blue Owl Capital, Inc.	441,892	9,880,705
Bridgepoint Group PLC (United Kingdom)(c)	1,469,973	5,888,842
Carlyle Group, Inc. (The)(b)	239,017	11,958,021
Chrysalis Investments Ltd. (Guernsey)(d)	1,129,500	1,238,678
CVC Capital Partners PLC (Luxembourg)(c)(d)	476,308	9,974,939
Deutsche Beteiligungs AG (Germany)	44,829	1,090,178
EQT AB (Sweden)(b)	363,865	10,507,828
Fairfax India Holdings Corp. (India)(c)(d)	163,539	2,395,846
Gimv N.V. (Belgium)	65,536	2,692,998
Hamilton Lane, Inc., Class A(b)	40,705	7,312,246
Integral Corp. (Japan)	59,700	1,538,306
IP Group PLC (United Kingdom)(b)(d)	2,041,296	1,203,285
JAFCO Group Co. Ltd. (Japan)	123,836	1,677,162
KKR & Co., Inc., Class A	96,968	13,404,856
Molten Ventures PLC (United Kingdom)(d)	439,128	1,919,522
Mutares SE & Co. KGaA (Germany)(b)	37,767	1,008,644
Onex Corp. (Canada)	126,973	9,128,903
P10, Inc., Class A(b)	118,886	1,313,690
Partners Group Holding AG (Switzerland)	8,696	11,997,604
Petershill Partners PLC (United Kingdom)(b)(c)	1,702,528	4,749,820
Ratos AB, Class B (Sweden)	575,068	1,827,310
StepStone Group, Inc., Class A(b)	101,737	6,117,446
STIC Investments, Inc. (South Korea)	99,181	580,712
TPG, Inc.(b)	231,259	15,651,609
VNV Global AB (Sweden)(b)(d)	294,978	518,552
Woori Technology Investment Co. Ltd. (South Korea)(d)	121,527	808,419
		164,638,759
Diversified Consumer Services-1.34%
Graham Holdings Co., Class B(b)	4,051	3,416,208
Financial Services-14.67%
Cannae Holdings, Inc.	62,152	1,233,718
Compass Diversified Holdings(b)	86,943	1,886,663
Eurazeo SE (France)	130,959	9,945,193
HAL Trust (Netherlands)(b)	77,778	9,626,131
Kinnevik AB, Class B (Sweden)(b)(d)	653,920	4,618,976
Sofina S.A. (Belgium)(b)	41,147	10,033,168
		37,343,849
Industrial Conglomerates-1.78%
Brookfield Business Corp., Class A (Canada)(b)	116,365	2,793,194
Italmobiliare S.p.A. (Italy)(b)	58,091	1,743,790
		4,536,984
Interactive Media & Services-1.11%
IAC, Inc.(b)(d)	58,970	2,827,611
Total Common Stocks & Other Equity Interests (Cost $176,033,642)		212,763,411
	Shares	Value

Closed-End Funds-16.21%
Apax Global Alpha Ltd. (Guernsey)(c)	931,253	$1,690,540
Ares Capital Corp.(b)	375,834	7,945,131
Bain Capital Specialty Finance, Inc., BDC	35,270	587,246
Barings BDC, Inc.(b)	60,908	588,980
Blue Owl Capital Corp., BDC	161,756	2,432,810
Capital Southwest Corp., BDC	23,739	574,009
FS KKR Capital Corp., BDC(b)	118,589	2,400,241
Goldman Sachs BDC, Inc., BDC(b)	42,833	571,392
Golub Capital BDC, Inc.(b)	120,577	1,825,536
HBM Healthcare Investments AG (Switzerland), Class A(b)(d)	11,484	2,491,498
Hercules Capital, Inc.(b)	63,961	1,263,869
HgCapital Trust PLC (United Kingdom)(b)	1,154,117	7,567,338
Main Street Capital Corp.(b)	24,398	1,252,593
Morgan Stanley Direct Lending Fund	29,588	588,210
NB Private Equity Partners Ltd. (Guernsey)	87,343	1,749,519
New Mountain Finance Corp., BDC(b)	48,586	555,338
Oakley Capital Investments Ltd. (Bermuda)	438,700	2,786,235
Oaktree Specialty Lending Corp.(b)	35,694	578,957
Princess Private Equity Holding Ltd. (Guernsey)(b)	145,490	1,603,206
Sixth Street Specialty Lending, Inc.	27,983	570,853
SLR Investment Corp., BDC	38,004	584,122
Syncona Ltd. (United Kingdom)(d)	755,211	1,050,555
Total Closed-End Funds (Cost $38,816,887)		41,258,178
	Shares
Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 4.77%(e)(f) (Cost $22,227)	22,227	22,227
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.81% (Cost $214,872,756)		254,043,816
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-19.17%
Invesco Private Government Fund, 4.84%(e)(f)(g)	9,671,660	9,671,660
Invesco Private Prime Fund, 4.99%(e)(f)(g)	39,100,596	39,112,326
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $48,786,862)		48,783,986
TOTAL INVESTMENTS IN SECURITIES-118.98% (Cost $263,659,618)		302,827,802
OTHER ASSETS LESS LIABILITIES-(18.98)%		(48,306,561)
NET ASSETS-100.00%		$254,521,241

Investment Abbreviations:
BDC	-Business Development Company

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco Global Listed Private Equity ETF (PSP)—(continued)

October 31, 2024

(Unaudited)

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at October 31, 2024.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
October 31, 2024 was $24,699,987, which represented 9.70% of the Fund’s Net Assets.

(d)	Non-income producing security.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2024.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,162,867	$18,282,485	$(20,423,125)	$-	$-	$22,227	$27,008
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	14,815,050	84,450,899	(89,594,289)	-	-	9,671,660	393,191 *
Invesco Private Prime Fund	38,101,734	168,159,527	(167,146,157)	2,575	(5,353)	39,112,326	1,059,281 *
Total	$55,079,651	$270,892,911	$(277,163,571)	$2,575	$(5,353)	$48,806,213	$1,479,480

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of October 31, 2024.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

This Fund has holdings greater than 10% of net assets in the following country:
United Kingdom	13.23%

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco Golden Dragon China ETF (PGJ)

October 31, 2024

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.97%
Communication Services-20.48%
Autohome, Inc., ADR	59,247	$1,664,841
Baidu, Inc., ADR(b)(c)	111,719	10,192,124
Bilibili, Inc., ADR(b)	103,267	2,284,266
DouYu International Holdings Ltd., ADR	15,691	169,777
Hello Group, Inc., ADR(c)	152,243	1,076,358
HUYA, Inc., ADR	83,259	288,076
iQIYI, Inc., ADR(b)(c)	460,171	1,201,046
Kanzhun Ltd., ADR(c)	287,866	4,188,450
NetEase, Inc., ADR(c)	65,352	5,261,489
Sohu.com Ltd., ADR(b)	30,176	425,180
Tencent Music Entertainment Group, ADR	503,698	5,606,159
Weibo Corp., ADR(c)	81,344	736,163
Zhihu, Inc., ADR(b)	40,973	146,274
		33,240,203
Consumer Discretionary-56.92%
Alibaba Group Holding Ltd., ADR(c)	126,201	12,365,174
Atour Lifestyle Holdings Ltd., ADR	68,200	1,786,840
ATRenew, Inc., ADR(b)(c)	111,705	265,858
Baozun, Inc., ADR(b)	40,109	125,541
China Automotive Systems, Inc.	26,493	120,278
ECARX Holdings, Inc.(b)(c)	253,619	459,051
GSX Techedu, Inc., ADR(b)	133,092	409,923
H World Group Ltd., ADR(c)	139,349	5,112,715
JD.com, Inc., ADR(c)	379,286	15,406,597
Li Auto, Inc., ADR(b)(c)	180,366	4,510,954
MINISO Group Holding Ltd., ADR(c)	47,760	951,379
New Oriental Education & Technology Group, Inc., ADR(c)	85,567	5,356,494
NIO, Inc., ADR(b)(c)	1,147,149	5,850,460
Niu Technologies, ADR(b)	44,561	102,490
SunCar Technology Group, Inc., Class A (Hong Kong)(b)(c)	35,138	346,109
TAL Education Group, ADR(b)(c)	359,281	3,995,205
Trip.com Group Ltd., ADR(b)(c)	223,071	14,365,773
Vipshop Holdings Ltd., ADR	359,204	5,186,906
XPeng, Inc., ADR(b)(c)	185,775	2,086,253
Youdao, Inc., ADR(b)(c)	32,853	168,207
Yum China Holdings, Inc.	304,775	13,443,625
		92,415,832
Consumer Staples-1.17%
Dada Nexus Ltd., ADR(b)	101,585	169,647
DingDong (Cayman) Ltd., ADR(b)(c)	123,385	493,540
RLX Technology, Inc., ADR	617,681	1,000,643
Yatsen Holding Ltd., ADR(b)	63,203	240,172
		1,904,002
Financials-4.66%
FinVolution Group, ADR(c)	169,364	1,026,346
LexinFintech Holdings Ltd., ADR	125,631	398,878
Lufax Holding Ltd., ADR	185,489	497,111
Noah Holdings Ltd., ADR(c)	31,151	383,780
Qifu Technology, Inc., ADR	120,088	3,940,087
Qudian, Inc., ADR(b)	175,674	411,077
Up Fintech Holding Ltd., ADR(b)	119,043	757,114
Waterdrop, Inc., ADR	128,590	145,307
		7,559,700
	Shares	Value
Health Care-0.98%
Jin Medical International Ltd.(b)(c)	137,294	$274,588
Zai Lab Ltd., ADR(b)(c)	43,583	1,317,078
		1,591,666
Industrials-7.21%
CBAK Energy Technology, Inc.(b)	78,929	82,875
EHang Holdings Ltd., ADR(b)(c)	41,468	706,200
Full Truck Alliance Co. Ltd., ADR(c)	570,299	5,104,176
Lucas GC Ltd.(b)	69,558	78,601
Planet Image International Ltd.(b)	24,178	72,776
ZTO Express (Cayman), Inc., ADR(c)	245,262	5,668,005
		11,712,633
Information Technology-3.76%
Agora, Inc., ADR(b)(c)	52,533	148,143
Canadian Solar, Inc. (Canada)(b)(c)	58,040	826,490
Daqo New Energy Corp., ADR(b)(c)	64,991	1,467,497
GDS Holdings Ltd., ADR(b)	90,982	1,993,416
JinkoSolar Holding Co. Ltd., ADR(c)	34,215	908,750
Kingsoft Cloud Holdings Ltd., ADR(b)(c)	62,097	170,767
Tuya, Inc., ADR	110,947	168,639
U-BX Technology Ltd.(b)	23,666	8,044
Vnet Group, Inc., ADR(b)	125,079	410,259
		6,102,005
Real Estate-4.79%
KE Holdings, Inc., ADR(c)	354,378	7,771,509
Total Common Stocks & Other Equity Interests (Cost $213,410,959)		162,297,550

Money Market Funds-0.11%
Invesco Government & Agency Portfolio, Institutional Class, 4.77%(d)(e) (Cost $183,713)	183,713	183,713
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.08% (Cost $213,594,672)		162,481,263
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-33.20%
Invesco Private Government Fund, 4.84%(d)(e)(f)	14,030,591	14,030,591
Invesco Private Prime Fund, 4.99%(d)(e)(f)	39,846,514	39,858,468
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $53,891,883)		53,889,059
TOTAL INVESTMENTS IN SECURITIES-133.28% (Cost $267,486,555)		216,370,322
OTHER ASSETS LESS LIABILITIES-(33.28)%		(54,021,699)
NET ASSETS-100.00%		$162,348,623

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco Golden Dragon China ETF (PGJ)—(continued)

October 31, 2024

(Unaudited)

Investment Abbreviations:
ADR-American Depositary Receipt

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2024.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2024.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$119,141	$7,513,096	$(7,448,524)	$-	$-	$183,713	$6,839
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	13,882,289	46,148,193	(45,999,891)	-	-	14,030,591	330,839 *
Invesco Private Prime Fund	36,215,873	62,563,748	(58,919,154)	479	(2,478)	39,858,468	884,920 *
Total	$50,217,303	$116,225,037	$(112,367,569)	$479	$(2,478)	$54,072,772	$1,222,598

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco MSCI Sustainable Future ETF (ERTH)

October 31, 2024

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.86%
Automobiles-15.16%
Li Auto, Inc., A Shares (China)(b)	466,359	$5,864,284
Lucid Group, Inc.(b)(c)	453,695	1,002,666
NIO, Inc., A shares (China)(b)	546,190	2,809,185
Rivian Automotive, Inc., Class A(b)(c)	279,019	2,818,092
Tesla, Inc.(b)	36,629	9,151,756
XPeng, Inc. (China)(b)(c)	460,891	2,604,063
Zhejiang Leapmotor Technology Co. Ltd. (China)(b)(c)(d)	187,058	738,404
		24,988,450
Building Products-6.62%
Advanced Drainage Systems, Inc.	26,521	3,974,968
Kingspan Group PLC (Ireland)	58,374	5,144,882
Recticel S.A. (Belgium)(c)	13,844	181,474
ROCKWOOL A/S, Class B (Denmark)	3,714	1,604,380
		10,905,704
Chemicals-0.75%
Finolex Industries Ltd. (India)	91,845	330,534
Umicore S.A. (Belgium)(c)	75,310	904,936
		1,235,470
Commercial Services & Supplies-0.44%
China Everbright Environment Group Ltd. (China)(c)	1,376,211	666,405
Sunny Friend Environmental Technology Co. Ltd. (Taiwan)(b)	20,853	62,009
		728,414
Construction & Engineering-0.36%
China Conch Venture Holdings Ltd. (China)(c)	526,536	487,714
West Holdings Corp. (Japan)	7,540	111,916
		599,630
Diversified REITs-1.78%
American Assets Trust, Inc.(c)	20,010	539,270
Merlin Properties SOCIMI S.A. (Spain)	152,442	1,697,711
Sekisui House REIT, Inc. (Japan)(c)	1,482	702,900
		2,939,881
Electrical Equipment-14.54%
Alfen N.V. (Netherlands)(b)(c)(d)	7,713	103,233
Array Technologies, Inc.(b)(c)	56,401	368,298
ChargePoint Holdings, Inc.(b)(c)	149,396	179,275
Contemporary Amperex Technology Co. Ltd., A Shares (China)	100,100	3,474,165
CS Wind Corp. (South Korea)	9,543	401,730
Energiekontor AG (Germany)	2,772	147,496
Ginlong Technologies Co. Ltd., A Shares (China)	8,400	85,269
Goldwind Science & Technology Co. Ltd., A Shares (China)	69,100	105,738
Inox Wind Ltd. (India)(b)	195,850	517,355
Kempower OYJ (Finland)(b)(c)	7,419	80,761
LG Energy Solution Ltd. (South Korea)(b)	17,701	5,194,717
Nextracker, Inc., Class A(b)(c)	50,958	2,029,148
Nordex SE (Germany)(b)(c)	44,932	639,070
Plug Power, Inc.(b)(c)	292,369	573,043
PNE AG (Germany)(c)	11,553	148,305
	Shares	Value
Electrical Equipment-(continued)
Shoals Technologies Group, Inc., Class A(b)(c)	63,225	$342,047
Signify N.V.	48,466	1,184,383
Sungrow Power Supply Co. Ltd., A Shares (China)	47,520	605,666
Sunrun, Inc.(b)(c)	83,369	1,204,682
Vestas Wind Systems A/S (Denmark)(b)(c)	346,225	6,586,410
		23,970,791
Electronic Equipment, Instruments & Components-1.39%
Badger Meter, Inc.	11,447	2,289,972
Food Products-2.39%
Darling Ingredients, Inc.(b)(c)	60,667	2,372,687
Grieg Seafood ASA (Norway)(c)	17,146	103,603
SalMar ASA (Norway)	25,215	1,278,690
SLC Agricola S.A. (Brazil)	61,190	179,804
		3,934,784
Ground Transportation-1.80%
Beijing-Shanghai High Speed Railway Co. Ltd., A Shares (China)	1,097,400	837,452
BTS Group Holdings PCL, Wts., expiring 11/20/2026 (Thailand)(b)	1	0
MTR Corp. Ltd. (Hong Kong)	583,998	2,124,732
		2,962,184
Household Durables-3.06%
Beazer Homes USA, Inc.(b)	10,711	329,470
KB Home	28,444	2,232,854
Meritage Homes Corp.	13,725	2,486,970
		5,049,294
Independent Power and Renewable Electricity Producers-6.75%
ACEN Corp. (Philippines)	3,865,100	329,413
Akfen Yenilenebilir Enerji A.S. (Turkey)(b)	137,190	70,268
Altus Power, Inc.(b)(c)	27,644	95,095
Audax Renovables S.A. (Spain)	58,416	111,113
BCPG PCL, NVDR (Thailand)	473,129	95,341
Boralex, Inc., Class A (Canada)	33,191	796,946
Canvest Environmental Protection Group Co. Ltd. (Hong Kong)(c)(d)	192,689	107,501
China Datang Corp. Renewable Power Co. Ltd., H Shares (China)(c)	880,556	253,413
China Three Gorges Renewables (Group) Co. Ltd., A Shares (China)	672,300	449,419
Concord New Energy Group Ltd. (Hong Kong)	1,694,745	115,635
EDP Renovaveis S.A. (Spain)(c)	119,929	1,622,334
Encavis AG (Germany)(b)	44,150	836,570
Energix-Renewable Energies Ltd. (Israel)	104,320	362,465
Enlight Renewable Energy Ltd. (Israel)(b)	44,999	713,369
Grenergy Renovables S.A. (Spain)(b)	5,156	182,419
KPI Green Energy Ltd. (India)(d)	17,701	162,889
Montauk Renewables, Inc.(b)(c)	20,805	115,052
Neoen S.A. (France)(d)	26,447	1,135,642
NextEra Energy Partners L.P.(c)	35,596	688,783
Ormat Technologies, Inc.(c)	21,149	1,671,194
RENOVA, Inc. (Japan)(b)(c)	14,670	82,918
Scatec ASA (South Africa)(b)(d)	43,814	318,362
Serena Energia S.A. (Brazil)(b)	108,691	155,843

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco MSCI Sustainable Future ETF (ERTH)—(continued)

October 31, 2024

(Unaudited)

	Shares	Value
Independent Power and Renewable Electricity Producers-(continued)
Shinfox Energy Co. Ltd., Class C (Taiwan)	36,000	$129,609
Solaria Energia y Medio Ambiente S.A. (Spain)(b)	29,916	313,185
Voltalia S.A. (France)(b)(c)	15,136	139,983
Xinyi Energy Holdings Ltd. (China)(c)	562,133	63,596
		11,118,357
Industrial REITs-1.20%
CRE Logistics REIT, Inc. (Japan)	186	169,719
Mitsubishi Estate Logistics REIT Investment Corp. (Japan)	178	414,241
Nippon Prologis REIT, Inc. (Japan)	868	1,392,981
		1,976,941
IT Services-0.08%
Kingsoft Cloud Holdings Ltd., H shares (China)(b)	712,932	136,733
Machinery-2.30%
Alstom S.A. (France)(b)	129,321	2,839,116
Energy Recovery, Inc.(b)	20,906	373,381
Stadler Rail AG (Switzerland)(c)	20,219	576,921
		3,789,418
Metals & Mining-0.40%
Radius Recycling, Inc., Class A	9,775	158,257
Sims Ltd.(c)	61,193	506,118
		664,375
Office REITs-6.83%
Brandywine Realty Trust(c)	66,196	335,614
Centuria Office REIT (Australia)(c)	143,684	112,077
Cousins Properties, Inc.(c)	58,878	1,803,433
Covivio S.A. (France)	20,392	1,157,849
Douglas Emmett, Inc.(c)	65,371	1,162,950
Embassy Office Parks REIT (India)	322,713	1,515,453
Global One Real Estate Investment Corp. (Japan)(c)	351	225,571
Inmobiliaria Colonial SOCIMI S.A. (Spain)(c)	98,885	598,184
Japan Excellent, Inc. (Japan)	458	353,312
Keppel REIT (Singapore)	931,380	630,907
Mori Hills REIT Investment Corp. (Japan)	589	489,007
Paramount Group, Inc.	68,947	334,393
Vornado Realty Trust(c)	61,361	2,540,959
		11,259,709
Oil, Gas & Consumable Fuels-0.22%
REX American Resources Corp.(b)(c)	5,887	263,326
Verbio SE (Germany)	6,964	106,856
		370,182
Paper & Forest Products-3.21%
Canfor Corp. (Canada)(b)	21,065	251,006
Mercer International, Inc. (Germany)	14,327	93,411
Suzano S.A. (Brazil)	295,600	3,052,129
West Fraser Timber Co. Ltd. (Canada)	20,966	1,891,369
		5,287,915
Real Estate Management & Development-4.00%
Daiwa House Industry Co. Ltd. (Japan)	213,917	6,364,731
	Shares	Value
Real Estate Management & Development-(continued)
Platzer Fastigheter Holding AB, Class B (Sweden)	18,978	$159,905
SOHO China Ltd. (China)(b)	771,293	71,361
		6,595,997
Retail REITs-6.00%
AEON REIT Investment Corp. (Japan)	619	516,023
CapitaLand Integrated Commercial Trust (Singapore)	2,176,016	3,299,980
Eurocommercial Properties N.V. (Netherlands)(c)	17,342	440,455
First Capital REIT (Canada)(c)	39,574	504,771
Frasers Centrepoint Trust (Singapore)	444,472	748,601
Klepierre S.A. (France)	82,229	2,623,919
Lar Espana Real Estate SOCIMI S.A. (Spain)	18,270	162,868
Lendlease Global Commercial REIT (Singapore)	633,191	273,609
Mapletree Pan Asia Commercial Trust (Singapore)(c)	910,910	893,021
Mercialys S.A. (France)	35,704	420,439
		9,883,686
Semiconductors & Semiconductor Equipment-14.07%
Alfa Solar Enerji Sanayi VE Ticaret A.S. (Turkey)	33,522	52,741
Duk San Neolux Co. Ltd. (South Korea)(b)	4,309	84,979
Enphase Energy, Inc.(b)	51,369	4,265,682
First Solar, Inc.(b)	36,789	7,154,725
Flat Glass Group Co. Ltd., A Shares (China)	38,600	156,101
JA Solar Technology Co. Ltd., A Shares (China)	73,508	200,011
Jinko Solar Co. Ltd., A Shares (China)	230,200	306,799
JinkoSolar Holding Co. Ltd., ADR (China)(c)	12,540	333,062
LONGi Green Energy Technology Co. Ltd., A Shares (China)	170,172	472,621
NVIDIA Corp.	63,596	8,443,005
SMA Solar Technology AG (Germany)(c)	5,883	102,744
SolarEdge Technologies, Inc.(b)(c)	21,551	367,660
TSEC Corp. (Taiwan)	192,059	127,775
United Renewable Energy Co. Ltd. (Taiwan)(b)	536,075	185,365
Xinyi Solar Holdings Ltd. (China)	1,844,237	945,811
		23,199,081
Software-0.08%
Tuya, Inc., ADR (China)	84,747	128,815
Specialized REITs-5.74%
Digital Realty Trust, Inc.	53,116	9,466,865
Transportation Infrastructure-0.42%
Taiwan High Speed Rail Corp. (Taiwan)	759,000	688,384
Water Utilities-0.27%
Beijing Enterprises Water Group Ltd. (China)(c)	1,508,286	449,057
Total Common Stocks & Other Equity Interests (Cost $207,332,380)		164,620,089

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco MSCI Sustainable Future ETF (ERTH)—(continued)

October 31, 2024

(Unaudited)

	Shares	Value

Money Market Funds-0.12%
Invesco Government & Agency Portfolio, Institutional Class, 4.77%(e)(f) (Cost $190,913)	190,913	$190,913
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.98% (Cost $207,523,293)		164,811,002
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-15.33%
Invesco Private Government Fund, 4.84%(e)(f)(g)	6,989,130	6,989,130
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.99%(e)(f)(g)	18,279,117	$18,284,601
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $25,274,580)		25,273,731
TOTAL INVESTMENTS IN SECURITIES-115.31% (Cost $232,797,873)		190,084,733
OTHER ASSETS LESS LIABILITIES-(15.31)%		(25,237,210)
NET ASSETS-100.00%		$164,847,523

Investment Abbreviations:
ADR	-American Depositary Receipt
NVDR	-Non-Voting Depositary Receipt
REIT	-Real Estate Investment Trust
Wts.	-Warrants

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2024.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
October 31, 2024 was $2,566,031, which represented 1.56% of the Fund’s Net Assets.

(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2024.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$66,389	$3,673,284	$(3,548,760)	$-	$-	$190,913	$4,046
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	10,149,603	31,018,596	(34,179,069)	-	-	6,989,130	252,845 *
Invesco Private Prime Fund	26,746,528	58,017,041	(66,479,382)	3,682	(3,268)	18,284,601	674,745 *
Total	$36,962,520	$92,708,921	$(104,207,211)	$3,682	$(3,268)	$25,464,644	$931,636

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of October 31, 2024.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

This Fund has holdings greater than 10% of net assets in the following country:
China	13.49%

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco S&P 500 BuyWrite ETF (PBP)

October 31, 2024

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.55%
Communication Services-9.16%
Alphabet, Inc., Class A	11,011	$1,884,092
Alphabet, Inc., Class C	9,027	1,558,873
AT&T, Inc.	13,476	303,749
Charter Communications, Inc., Class A(b)	182	59,625
Comcast Corp., Class A	7,260	317,044
Electronic Arts, Inc.	453	68,335
Fox Corp., Class A	422	17,724
Fox Corp., Class B	248	9,662
Interpublic Group of Cos., Inc. (The)	706	20,756
Live Nation Entertainment, Inc.(b)	294	34,439
Match Group, Inc.(b)	485	17,475
Meta Platforms, Inc., Class A	4,105	2,329,916
Netflix, Inc.(b)	806	609,360
News Corp., Class A	712	19,402
News Corp., Class B	212	6,157
Omnicom Group, Inc.	368	37,168
Paramount Global, Class B	1,118	12,231
Take-Two Interactive Software, Inc.(b)	306	49,486
T-Mobile US, Inc.	921	205,530
Verizon Communications, Inc.	7,911	333,290
Walt Disney Co. (The)	3,408	327,850
Warner Bros. Discovery, Inc.(b)	4,193	34,089
		8,256,253
Consumer Discretionary-10.09%
Airbnb, Inc., Class A(b)	826	111,337
Amazon.com, Inc.(b)	17,529	3,267,406
Aptiv PLC(b)	499	28,358
AutoZone, Inc.(b)	31	93,279
Best Buy Co., Inc.	369	33,369
Booking Holdings, Inc.	63	294,604
BorgWarner, Inc.	427	14,360
Caesars Entertainment, Inc.(b)	406	16,260
CarMax, Inc.(b)	293	21,207
Carnival Corp.(b)	1,899	41,778
Chipotle Mexican Grill, Inc.(b)	2,574	143,552
D.R. Horton, Inc.	551	93,119
Darden Restaurants, Inc.	223	35,685
Deckers Outdoor Corp.(b)	287	46,175
Domino’s Pizza, Inc.	66	27,306
eBay, Inc.	918	52,794
Expedia Group, Inc.(b)	235	36,733
Ford Motor Co.	7,338	75,508
Garmin Ltd.	289	57,323
General Motors Co.	2,111	107,154
Genuine Parts Co.	262	30,051
Hasbro, Inc.	246	16,145
Hilton Worldwide Holdings, Inc.	464	108,970
Home Depot, Inc. (The)	1,863	733,556
Las Vegas Sands Corp.	664	34,428
Lennar Corp., Class A	455	77,487
LKQ Corp.	495	18,211
Lowe’s Cos., Inc.	1,070	280,158
lululemon athletica, inc.(b)	217	64,644
Marriott International, Inc., Class A	438	113,889
McDonald’s Corp.	1,348	393,764
MGM Resorts International(b)	434	16,002
	Shares	Value
Consumer Discretionary-(continued)
Mohawk Industries, Inc.(b)	98	$13,158
NIKE, Inc., Class B	2,258	174,160
Norwegian Cruise Line Holdings Ltd.(b)	826	20,931
NVR, Inc.(b)	6	54,917
O’Reilly Automotive, Inc.(b)	109	125,692
Pool Corp.	72	26,038
PulteGroup, Inc.	390	50,517
Ralph Lauren Corp.	76	15,043
Ross Stores, Inc.	627	87,604
Royal Caribbean Cruises Ltd.	445	91,826
Starbucks Corp.	2,131	208,199
Tapestry, Inc.	432	20,498
Tesla, Inc.(b)	5,214	1,302,718
TJX Cos., Inc. (The)	2,124	240,076
Tractor Supply Co.	204	54,164
Ulta Beauty, Inc.(b)	90	33,208
Wynn Resorts Ltd.	175	16,804
Yum! Brands, Inc.	529	69,384
		9,089,549
Consumer Staples-5.80%
Altria Group, Inc.	3,207	174,653
Archer-Daniels-Midland Co.	898	49,579
Brown-Forman Corp., Class B	345	15,190
Bunge Global S.A.	266	22,349
Campbell Soup Co.	371	17,307
Church & Dwight Co., Inc.	461	46,058
Clorox Co. (The)	233	36,942
Coca-Cola Co. (The)	7,290	476,110
Colgate-Palmolive Co.	1,536	143,939
Conagra Brands, Inc.	900	26,046
Constellation Brands, Inc., Class A	295	68,540
Costco Wholesale Corp.	832	727,318
Dollar General Corp.	413	33,057
Dollar Tree, Inc.(b)	380	24,563
Estee Lauder Cos., Inc. (The), Class A	437	30,127
General Mills, Inc.	1,046	71,149
Hershey Co. (The)	277	49,190
Hormel Foods Corp.	546	16,680
J.M. Smucker Co. (The)	201	22,815
Kellanova	504	40,648
Kenvue, Inc.	3,599	82,525
Keurig Dr Pepper, Inc.	1,988	65,505
Kimberly-Clark Corp.	633	84,936
Kraft Heinz Co. (The)	1,659	55,510
Kroger Co. (The)	1,249	69,657
Lamb Weston Holdings, Inc.	270	20,976
McCormick & Co., Inc.	474	37,086
Molson Coors Beverage Co., Class B	330	17,975
Mondelez International, Inc., Class A	2,510	171,885
Monster Beverage Corp.(b)	1,326	69,854
PepsiCo, Inc.	2,581	428,652
Philip Morris International, Inc.	2,923	387,882
Procter & Gamble Co. (The)	4,424	730,756
Sysco Corp.	924	69,254
Target Corp.	870	130,535
Tyson Foods, Inc., Class A	537	31,463

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco S&P 500 BuyWrite ETF (PBP)—(continued)

October 31, 2024

(Unaudited)

	Shares	Value
Consumer Staples-(continued)
Walgreens Boots Alliance, Inc.	1,346	$12,733
Walmart, Inc.	8,163	668,958
		5,228,402
Energy-3.39%
APA Corp.	695	16,402
Baker Hughes Co., Class A	1,866	71,057
Chevron Corp.	3,197	475,778
ConocoPhillips	2,182	239,016
Coterra Energy, Inc.	1,389	33,225
Devon Energy Corp.	1,177	45,526
Diamondback Energy, Inc.	352	62,223
EOG Resources, Inc.	1,068	130,253
EQT Corp.	1,117	40,815
Exxon Mobil Corp.	8,350	975,113
Halliburton Co.	1,660	46,049
Hess Corp.	519	69,795
Kinder Morgan, Inc.	3,628	88,922
Marathon Oil Corp.	1,051	29,113
Marathon Petroleum Corp.	629	91,501
Occidental Petroleum Corp.	1,266	63,439
ONEOK, Inc.	1,098	106,374
Phillips 66	787	95,872
Schlumberger N.V.	2,669	106,947
Targa Resources Corp.	411	68,621
Valero Energy Corp.	603	78,245
Williams Cos., Inc. (The)	2,291	119,980
		3,054,266
Financials-13.45%
Aflac, Inc.	947	99,236
Allstate Corp. (The)	496	92,514
American Express Co.	1,055	284,934
American International Group, Inc.	1,210	91,815
Ameriprise Financial, Inc.	184	93,895
Aon PLC, Class A	408	149,683
Arch Capital Group Ltd.(b)	704	69,386
Arthur J. Gallagher & Co.	411	115,573
Assurant, Inc.	97	18,595
Bank of America Corp.	12,687	530,570
Bank of New York Mellon Corp. (The)	1,387	104,524
Berkshire Hathaway, Inc., Class B(b)	3,434	1,548,459
Blackrock, Inc.	261	256,049
Blackstone, Inc., Class A	1,354	227,134
Brown & Brown, Inc.	445	46,565
Capital One Financial Corp.	718	116,883
Cboe Global Markets, Inc.	197	42,073
Charles Schwab Corp. (The)	2,808	198,891
Chubb Ltd.	706	199,403
Cincinnati Financial Corp.	294	41,404
Citigroup, Inc.	3,586	230,114
Citizens Financial Group, Inc.	843	35,507
CME Group, Inc., Class A	676	152,343
Corpay, Inc.(b)	131	43,193
Discover Financial Services	472	70,059
Erie Indemnity Co., Class A	48	21,544
Everest Group Ltd.	82	29,160
FactSet Research Systems, Inc.	72	32,692
Fidelity National Information Services, Inc.	1,026	92,063
Fifth Third Bancorp	1,272	55,561
Fiserv, Inc.(b)	1,082	214,128
	Shares	Value
Financials-(continued)
Franklin Resources, Inc.	580	$12,047
Global Payments, Inc.	478	49,573
Globe Life, Inc.	168	17,741
Goldman Sachs Group, Inc. (The)	593	307,050
Hartford Financial Services Group, Inc. (The)	551	60,852
Huntington Bancshares, Inc.	2,729	42,545
Intercontinental Exchange, Inc.	1,078	168,028
Invesco Ltd.(c)	847	14,687
Jack Henry & Associates, Inc.	137	24,924
JPMorgan Chase & Co.	5,347	1,186,606
KeyCorp	1,745	30,101
KKR & Co., Inc., Class A	1,268	175,288
Loews Corp.	342	27,004
M&T Bank Corp.	313	60,935
MarketAxess Holdings, Inc.	72	20,838
Marsh & McLennan Cos., Inc.	924	201,654
Mastercard, Inc., Class A	1,550	774,365
MetLife, Inc.	1,106	86,733
Moody’s Corp.	294	133,488
Morgan Stanley	2,341	272,141
MSCI, Inc.	148	84,538
Nasdaq, Inc.	778	57,510
Northern Trust Corp.	379	38,097
PayPal Holdings, Inc.(b)	1,921	152,335
PNC Financial Services Group, Inc. (The)	747	140,638
Principal Financial Group, Inc.	400	32,960
Progressive Corp. (The)	1,101	267,356
Prudential Financial, Inc.	670	82,062
Raymond James Financial, Inc.	348	51,581
Regions Financial Corp.	1,719	41,033
S&P Global, Inc.	603	289,657
State Street Corp.	561	52,061
Synchrony Financial	743	40,969
T. Rowe Price Group, Inc.	418	45,922
Travelers Cos., Inc. (The)	428	105,262
Truist Financial Corp.	2,517	108,357
U.S. Bancorp	2,933	141,693
Visa, Inc., Class A	3,139	909,839
W.R. Berkley Corp.	565	32,301
Wells Fargo & Co.	6,397	415,293
Willis Towers Watson PLC	191	57,718
		12,117,732
Health Care-11.22%
Abbott Laboratories	3,270	370,720
AbbVie, Inc.	3,319	676,645
Agilent Technologies, Inc.	548	71,410
Align Technology, Inc.(b)	132	27,064
Amgen, Inc.	1,010	323,362
Baxter International, Inc.	958	34,201
Becton, Dickinson and Co.	543	126,839
Biogen, Inc.(b)	273	47,502
Bio-Techne Corp.	296	21,830
Boston Scientific Corp.(b)	2,768	232,567
Bristol-Myers Squibb Co.	3,811	212,540
Cardinal Health, Inc.	459	49,811
Catalent, Inc.(b)	340	19,924
Cencora, Inc.	328	74,810
Centene Corp.(b)	989	61,575
Charles River Laboratories International, Inc.(b)	97	17,322

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco S&P 500 BuyWrite ETF (PBP)—(continued)

October 31, 2024

(Unaudited)

	Shares	Value
Health Care-(continued)
Cigna Group (The)	526	$165,590
Cooper Cos., Inc. (The)(b)	375	39,255
CVS Health Corp.	2,364	133,471
Danaher Corp.	1,208	296,757
DaVita, Inc.(b)	87	12,164
DexCom, Inc.(b)	753	53,071
Edwards Lifesciences Corp.(b)	1,132	75,855
Elevance Health, Inc.	435	176,506
Eli Lilly and Co.	1,477	1,225,526
GE HealthCare Technologies, Inc.	859	75,034
Gilead Sciences, Inc.	2,339	207,750
HCA Healthcare, Inc.	349	125,200
Henry Schein, Inc.(b)	238	16,715
Hologic, Inc.(b)	436	35,259
Humana, Inc.	227	58,527
IDEXX Laboratories, Inc.(b)	155	63,073
Incyte Corp.(b)	300	22,236
Insulet Corp.(b)	132	30,562
Intuitive Surgical, Inc.(b)	666	335,557
IQVIA Holdings, Inc.(b)	326	67,097
Johnson & Johnson	4,524	723,207
Labcorp Holdings, Inc.	158	36,067
McKesson Corp.	244	122,144
Medtronic PLC	2,411	215,182
Merck & Co., Inc.	4,764	487,453
Mettler-Toledo International, Inc.(b)	37	47,795
Moderna, Inc.(b)	636	34,573
Molina Healthcare, Inc.(b)	110	35,334
Pfizer, Inc.	10,650	301,395
Quest Diagnostics, Inc.	210	32,514
Regeneron Pharmaceuticals, Inc.(b)	199	166,802
ResMed, Inc.	276	66,922
Revvity, Inc.	232	27,513
Solventum Corp.(b)	259	18,798
STERIS PLC	185	41,042
Stryker Corp.	644	229,444
Teleflex, Inc.	89	17,894
Thermo Fisher Scientific, Inc.	718	392,258
UnitedHealth Group, Inc.	1,735	979,408
Universal Health Services, Inc., Class B	111	22,678
Vertex Pharmaceuticals, Inc.(b)	485	230,850
Viatris, Inc.	2,243	26,019
Waters Corp.(b)	111	35,865
West Pharmaceutical Services, Inc.	137	42,186
Zimmer Biomet Holdings, Inc.	383	40,950
Zoetis, Inc.	852	152,321
		10,109,941
Industrials-8.57%
3M Co.	1,033	132,709
A.O. Smith Corp.	226	16,973
Allegion PLC	163	22,760
Amentum Holdings, Inc.(b)	236	7,019
AMETEK, Inc.	434	79,570
Automatic Data Processing, Inc.	767	221,847
Axon Enterprise, Inc.(b)	135	57,173
Boeing Co. (The)(b)	1,375	205,301
Broadridge Financial Solutions, Inc.	220	46,389
Builders FirstSource, Inc.(b)	219	37,537
C.H. Robinson Worldwide, Inc.	221	22,772
	Shares	Value
Industrials-(continued)
Carrier Global Corp.	1,578	$114,752
Caterpillar, Inc.	911	342,718
Cintas Corp.	644	132,542
Copart, Inc.(b)	1,646	84,720
CSX Corp.	3,644	122,584
Cummins, Inc.	257	84,548
Dayforce, Inc.(b)	297	21,072
Deere & Co.	482	195,061
Delta Air Lines, Inc.	1,205	68,950
Dover Corp.	258	48,847
Eaton Corp. PLC	748	248,022
Emerson Electric Co.	1,076	116,498
Equifax, Inc.	233	61,750
Expeditors International of Washington, Inc.	265	31,535
Fastenal Co.	1,075	84,043
FedEx Corp.	423	115,838
Fortive Corp.	658	47,001
GE Vernova, Inc.(b)	516	155,656
Generac Holdings, Inc.(b)	113	18,707
General Dynamics Corp.	485	141,431
General Electric Co.	2,038	350,088
Honeywell International, Inc.	1,223	251,547
Howmet Aerospace, Inc.	768	76,585
Hubbell, Inc.	101	43,130
Huntington Ingalls Industries, Inc.	74	13,687
IDEX Corp.	142	30,479
Illinois Tool Works, Inc.	507	132,393
Ingersoll Rand, Inc.	758	72,768
J.B. Hunt Transport Services, Inc.	151	27,274
Jacobs Solutions, Inc.	236	33,177
Johnson Controls International PLC	1,256	94,891
L3Harris Technologies, Inc.	356	88,099
Leidos Holdings, Inc.	253	46,339
Lockheed Martin Corp.	399	217,874
Masco Corp.	410	32,763
Nordson Corp.	102	25,285
Norfolk Southern Corp.	424	106,182
Northrop Grumman Corp.	258	131,327
Old Dominion Freight Line, Inc.	354	71,267
Otis Worldwide Corp.	753	73,945
PACCAR, Inc.	985	102,716
Parker-Hannifin Corp.	242	153,445
Paychex, Inc.	603	84,016
Paycom Software, Inc.	92	19,231
Pentair PLC	311	30,826
Quanta Services, Inc.	276	83,250
Republic Services, Inc.	384	76,032
Rockwell Automation, Inc.	214	57,076
Rollins, Inc.	528	24,890
RTX Corp.	2,499	302,354
Snap-on, Inc.	99	32,683
Southwest Airlines Co.	1,126	34,433
Stanley Black & Decker, Inc.	289	26,860
Textron, Inc.	352	28,308
Trane Technologies PLC	424	156,948
TransDigm Group, Inc.	105	136,741
Uber Technologies, Inc.(b)	3,948	284,453
Union Pacific Corp.	1,145	265,720
United Airlines Holdings, Inc.(b)	618	48,365
United Parcel Service, Inc., Class B	1,377	184,601

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco S&P 500 BuyWrite ETF (PBP)—(continued)

October 31, 2024

(Unaudited)

	Shares	Value
Industrials-(continued)
United Rentals, Inc.	126	$102,413
Veralto Corp.	465	47,518
Verisk Analytics, Inc.	267	73,350
W.W. Grainger, Inc.	84	93,175
Wabtec Corp.	330	62,033
Waste Management, Inc.	686	148,073
Xylem, Inc.	457	55,653
		7,720,588
Information Technology-31.86%
Accenture PLC, Class A (Ireland)	1,177	405,853
Adobe, Inc.(b)	832	397,763
Advanced Micro Devices, Inc.(b)	3,042	438,261
Akamai Technologies, Inc.(b)	285	28,808
Amphenol Corp., Class A	2,263	151,666
Analog Devices, Inc.	933	208,162
ANSYS, Inc.(b)	164	52,547
Apple, Inc.	28,550	6,449,730
Applied Materials, Inc.	1,556	282,538
Arista Networks, Inc.(b)	484	187,037
Autodesk, Inc.(b)	405	114,939
Broadcom, Inc.	8,748	1,485,148
Cadence Design Systems, Inc.(b)	514	141,926
CDW Corp.	251	47,246
Cisco Systems, Inc.	7,572	414,718
Cognizant Technology Solutions Corp., Class A	932	69,518
Corning, Inc.	1,447	68,863
CrowdStrike Holdings, Inc., Class A(b)	433	128,545
Dell Technologies, Inc., Class C	541	66,884
Enphase Energy, Inc.(b)	254	21,092
EPAM Systems, Inc.(b)	107	20,186
F5, Inc.(b)	109	25,493
Fair Isaac Corp.(b)	47	93,676
First Solar, Inc.(b)	202	39,285
Fortinet, Inc.(b)	1,193	93,841
Gartner, Inc.(b)	145	72,863
Gen Digital, Inc.	1,018	29,634
GoDaddy, Inc., Class A(b)	265	44,202
Hewlett Packard Enterprise Co.	2,443	47,614
HP, Inc.	1,839	65,321
Intel Corp.	8,019	172,569
International Business Machines Corp.	1,731	357,832
Intuit, Inc.	526	321,018
Jabil, Inc.	214	26,341
Juniper Networks, Inc.	619	24,079
Keysight Technologies, Inc.(b)	328	48,875
KLA Corp.	253	168,556
Lam Research Corp.	2,451	182,232
Microchip Technology, Inc.	1,009	74,030
Micron Technology, Inc.	2,084	207,671
Microsoft Corp.	13,957	5,671,427
Monolithic Power Systems, Inc.	92	69,856
Motorola Solutions, Inc.	313	140,647
NetApp, Inc.	387	44,625
NVIDIA Corp.	46,193	6,132,583
NXP Semiconductors N.V. (China)	479	112,325
ON Semiconductor Corp.(b)	805	56,744
Oracle Corp.	3,004	504,191
Palantir Technologies, Inc., Class A(b)	3,784	157,263
Palo Alto Networks, Inc.(b)	609	219,441
	Shares	Value
Information Technology-(continued)
PTC, Inc.(b)	226	$41,885
Qorvo, Inc.(b)	179	12,756
QUALCOMM, Inc.	2,093	340,678
Roper Technologies, Inc.	202	108,621
Salesforce, Inc.	1,821	530,585
Seagate Technology Holdings PLC	395	39,646
ServiceNow, Inc.(b)	387	361,067
Skyworks Solutions, Inc.	300	26,274
Super Micro Computer, Inc.(b)	946	27,538
Synopsys, Inc.(b)	288	147,920
TE Connectivity PLC (Switzerland)	571	84,177
Teledyne Technologies, Inc.(b)	88	40,068
Teradyne, Inc.	306	32,500
Texas Instruments, Inc.	1,715	348,419
Trimble, Inc.(b)	460	27,830
Tyler Technologies, Inc.(b)	81	49,053
VeriSign, Inc.(b)	158	27,941
Western Digital Corp.(b)	614	40,100
Zebra Technologies Corp., Class A(b)	97	37,051
		28,709,773
Materials-2.18%
Air Products and Chemicals, Inc.	417	129,491
Albemarle Corp.	221	20,935
Amcor PLC	2,716	30,229
Avery Dennison Corp.	151	31,262
Ball Corp.	570	33,773
Celanese Corp.	206	25,950
CF Industries Holdings, Inc.	339	27,876
Corteva, Inc.	1,301	79,257
Dow, Inc.	1,317	65,033
DuPont de Nemours, Inc.	785	65,147
Eastman Chemical Co.	220	23,120
Ecolab, Inc.	476	116,967
FMC Corp.	235	15,273
Freeport-McMoRan, Inc.	2,701	121,599
International Flavors & Fragrances, Inc.	481	47,826
International Paper Co.	653	36,268
Linde PLC	903	411,903
LyondellBasell Industries N.V., Class A	489	42,470
Martin Marietta Materials, Inc.	115	68,119
Mosaic Co. (The)	599	16,029
Newmont Corp.	2,157	98,014
Nucor Corp.	446	63,261
Packaging Corp. of America	167	38,233
PPG Industries, Inc.	438	54,535
Sherwin-Williams Co. (The)	435	156,065
Smurfit WestRock PLC	927	47,740
Steel Dynamics, Inc.	269	35,104
Vulcan Materials Co.	248	67,935
		1,969,414
Real Estate-2.29%
Alexandria Real Estate Equities, Inc.	293	32,684
American Tower Corp.	878	187,488
AvalonBay Communities, Inc.	267	59,170
BXP, Inc.	273	21,993
Camden Property Trust	201	23,274
CBRE Group, Inc., Class A(b)	566	74,129
CoStar Group, Inc.(b)	771	56,121
Crown Castle, Inc.	816	87,712

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco S&P 500 BuyWrite ETF (PBP)—(continued)

October 31, 2024

(Unaudited)

	Shares	Value
Real Estate-(continued)
Digital Realty Trust, Inc.	578	$103,017
Equinix, Inc.	178	161,638
Equity Residential	641	45,107
Essex Property Trust, Inc.	121	34,347
Extra Space Storage, Inc.	398	64,993
Federal Realty Investment Trust	142	15,739
Healthpeak Properties, Inc.	1,323	29,701
Host Hotels & Resorts, Inc.	1,319	22,740
Invitation Homes, Inc.	1,070	33,609
Iron Mountain, Inc.	551	68,175
Kimco Realty Corp.	1,267	30,053
Mid-America Apartment Communities, Inc.	220	33,295
Prologis, Inc.	1,741	196,629
Public Storage	296	97,402
Realty Income Corp.	1,637	97,189
Regency Centers Corp.	307	21,932
SBA Communications Corp., Class A	203	46,582
Simon Property Group, Inc.	575	97,244
UDR, Inc.	564	23,795
Ventas, Inc.	777	50,886
VICI Properties, Inc.	1,968	62,504
Welltower, Inc.	1,088	146,749
Weyerhaeuser Co.	1,367	42,596
		2,068,493
Utilities-2.54%
AES Corp. (The)	1,336	22,031
Alliant Energy Corp.	482	28,920
Ameren Corp.	501	43,642
American Electric Power Co., Inc.	1,001	98,849
American Water Works Co., Inc.	367	50,686
Atmos Energy Corp.	292	40,524
	Shares	Value
Utilities-(continued)
CenterPoint Energy, Inc.	1,225	$36,174
CMS Energy Corp.	561	39,051
Consolidated Edison, Inc.	650	66,092
Constellation Energy Corp.	588	154,620
Dominion Energy, Inc.	1,577	93,879
DTE Energy Co.	389	48,322
Duke Energy Corp.	1,450	167,142
Edison International	726	59,822
Entergy Corp.	402	62,222
Evergy, Inc.	431	26,050
Eversource Energy	671	44,185
Exelon Corp.	1,879	73,845
FirstEnergy Corp.	963	40,282
NextEra Energy, Inc.	3,861	305,984
NiSource, Inc.	844	29,675
NRG Energy, Inc.	388	35,075
PG&E Corp.	4,017	81,224
Pinnacle West Capital Corp.	214	18,791
PPL Corp.	1,386	45,128
Public Service Enterprise Group, Inc.	936	83,688
Sempra	1,190	99,210
Southern Co. (The)	2,055	187,067
Vistra Corp.	646	80,724
WEC Energy Group, Inc.	594	56,745
Xcel Energy, Inc.	1,048	70,017
		2,289,666
TOTAL INVESTMENTS IN SECURITIES-100.55% (Cost $63,978,222)		90,614,077
OTHER ASSETS LESS LIABILITIES-(0.55)%		(496,303)
NET ASSETS-100.00%		$90,117,774

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2024.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2024	Dividend Income
Invesco Ltd.	$14,864	$383	$(3,606)	$4,979	$(1,933)	$14,687	$401
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	12,284	4,480,610	(4,492,894)	-	-	-	2,227
Total	$27,148	$4,480,993	$(4,496,500)	$4,979	$(1,933)	$14,687	$2,628

Open Exchange-Traded Index Options Written
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price	Notional Value*	Value
Equity Risk
S&P 500 Index	Call	11/15/2024	158	$5,855	$(92,509,000)	$(505,600)

*	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco S&P 500® Quality ETF (SPHQ)

October 31, 2024

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.90%
Communication Services-4.50%
Electronic Arts, Inc.	264,569	$39,910,234
Netflix, Inc.(b)	595,486	450,205,280
Omnicom Group, Inc.(c)	225,374	22,762,774
		512,878,288
Consumer Discretionary-5.41%
BorgWarner, Inc.	348,183	11,709,394
Deckers Outdoor Corp.(b)	194,163	31,238,885
eBay, Inc.	642,394	36,944,079
Lennar Corp., Class A	294,753	50,196,436
lululemon athletica, inc.(b)	136,646	40,706,843
NIKE, Inc., Class B	1,681,482	129,692,707
NVR, Inc.(b)	3,657	33,471,826
Pool Corp.	63,265	22,879,155
Ralph Lauren Corp.	49,048	9,708,071
Ross Stores, Inc.	385,150	53,813,158
TJX Cos., Inc. (The)	1,516,565	171,417,342
Ulta Beauty, Inc.(b)	65,406	24,133,506
		615,911,402
Consumer Staples-14.33%
Archer-Daniels-Midland Co.	577,596	31,889,075
Clorox Co. (The)	169,464	26,868,517
Costco Wholesale Corp.	546,699	477,913,332
Hershey Co. (The)	169,651	30,126,625
Kellanova	375,378	30,274,236
Kenvue, Inc.	2,275,202	52,170,382
Kimberly-Clark Corp.	460,801	61,830,278
Mondelez International, Inc., Class A	1,611,966	110,387,432
Monster Beverage Corp.(b)	851,118	44,836,896
PepsiCo, Inc.	1,613,306	267,937,860
Procter & Gamble Co. (The)	2,745,387	453,483,025
Sysco Corp.	577,351	43,272,457
		1,630,990,115
Energy-1.08%
APA Corp.	500,700	11,816,520
Marathon Petroleum Corp.	432,515	62,917,957
Valero Energy Corp.	371,662	48,226,861
		122,961,338
Financials-14.96%
Ameriprise Financial, Inc.	178,393	91,033,948
Arch Capital Group Ltd.(b)	483,027	47,607,141
Cincinnati Financial Corp.	183,532	25,846,811
Everest Group Ltd.	51,861	18,442,290
Jack Henry & Associates, Inc.(c)	87,126	15,850,833
MarketAxess Holdings, Inc.	42,968	12,435,799
Mastercard, Inc., Class A	1,233,174	616,081,399
Moody’s Corp.	179,299	81,408,918
Progressive Corp. (The)	745,819	181,107,228
T. Rowe Price Group, Inc.	255,765	28,098,343
Visa, Inc., Class A	2,021,227	585,852,646
		1,703,765,356
Health Care-9.08%
Agilent Technologies, Inc.	333,043	43,398,833
Baxter International, Inc.	709,995	25,346,821
Cencora, Inc.	222,597	50,769,924
	Shares	Value
Health Care-(continued)
Centene Corp.(b)	724,599	$45,113,534
GE HealthCare Technologies, Inc.	573,539	50,098,632
Hologic, Inc.(b)	264,518	21,391,571
IDEXX Laboratories, Inc.(b)	110,582	44,998,027
Johnson & Johnson	3,757,262	600,635,903
Labcorp Holdings, Inc.	115,843	26,443,482
Solventum Corp.(b)	163,000	11,830,540
STERIS PLC	107,733	23,900,566
Zoetis, Inc.	502,139	89,772,410
		1,033,700,243
Industrials-14.92%
A.O. Smith Corp.	173,546	13,033,305
Automatic Data Processing, Inc.	783,568	226,639,208
Broadridge Financial Solutions, Inc.	139,378	29,389,245
Builders FirstSource, Inc.(b)	156,115	26,758,111
C.H. Robinson Worldwide, Inc.	143,322	14,767,899
Caterpillar, Inc.	610,888	229,816,066
Cintas Corp.	410,220	84,427,378
Cummins, Inc.	185,802	61,125,142
Emerson Electric Co.	799,441	86,555,477
Expeditors International of Washington, Inc.	202,206	24,062,514
Fastenal Co.	850,824	66,517,420
General Electric Co.	1,335,397	229,394,497
Illinois Tool Works, Inc.	506,086	132,154,237
Lockheed Martin Corp.	361,090	197,173,195
Paychex, Inc.	532,599	74,207,019
Paycom Software, Inc.(c)	55,047	11,506,474
Rockwell Automation, Inc.	163,523	43,613,219
Veralto Corp.	295,548	30,202,050
Verisk Analytics, Inc.	185,921	51,076,217
W.W. Grainger, Inc.	59,424	65,914,884
		1,698,333,557
Information Technology-32.98%
Adobe, Inc.(b)	637,227	304,645,484
Apple, Inc.	2,564,107	579,257,412
Applied Materials, Inc.	1,067,102	193,764,381
Autodesk, Inc.(b)	331,468	94,070,618
Broadcom, Inc.	3,653,229	620,208,687
CDW Corp.	161,448	30,389,357
Cisco Systems, Inc.	5,302,727	290,430,358
Cognizant Technology Solutions Corp., Class A(c)	540,332	40,303,364
F5, Inc.(b)	73,197	17,119,314
Gartner, Inc.(b)	140,181	70,440,953
Intuit, Inc.	307,699	187,788,700
Jabil, Inc.	175,872	21,648,085
Keysight Technologies, Inc.(b)(c)	195,692	29,160,065
KLA Corp.	192,649	128,348,543
Lam Research Corp.	1,666,544	123,907,546
Microchip Technology, Inc.	779,079	57,161,026
Microsoft Corp.	1,238,480	503,256,348
Palo Alto Networks, Inc.(b)(c)	370,428	133,476,321
QUALCOMM, Inc.	1,579,465	257,089,518

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco S&P 500® Quality ETF (SPHQ)—(continued)

October 31, 2024

(Unaudited)

	Shares	Value
Information Technology-(continued)
Skyworks Solutions, Inc.	191,163	$16,742,056
TE Connectivity PLC (Switzerland)	375,930	55,419,601
		3,754,627,737
Materials-2.64%
Ball Corp.	520,454	30,836,900
DuPont de Nemours, Inc.	455,778	37,825,016
LyondellBasell Industries N.V., Class A	305,994	26,575,579
Martin Marietta Materials, Inc.	87,951	52,096,895
Sherwin-Williams Co. (The)	307,000	110,142,390
Vulcan Materials Co.	155,659	42,639,670
		300,116,450
Total Common Stocks & Other Equity Interests (Cost $10,082,297,910)		11,373,284,486
Money Market Funds-0.08%
Invesco Government & Agency Portfolio, Institutional Class, 4.77%(d)(e) (Cost $8,905,358)	8,905,358	8,905,358
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.98% (Cost $10,091,203,268)		11,382,189,844
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.09%
Invesco Private Government Fund, 4.84%(d)(e)(f)	2,768,882	$2,768,882
Invesco Private Prime Fund, 4.99%(d)(e)(f)	7,251,987	7,254,163
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $10,023,631)		10,023,045
TOTAL INVESTMENTS IN SECURITIES-100.07% (Cost $10,101,226,899)		11,392,212,889
OTHER ASSETS LESS LIABILITIES-(0.07)%		(7,853,859)
NET ASSETS-100.00%		$11,384,359,030

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2024.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2024.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$3,644,731	$105,364,560	$(100,103,933)	$-	$-	$8,905,358	$194,911
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	68,394,960	287,097,270	(352,723,348)	-	-	2,768,882	948,366 *
Invesco Private Prime Fund	175,871,563	611,791,540	(780,417,994)	32,663	(23,609)	7,254,163	2,604,079 *
Total	$247,911,254	$1,004,253,370	$(1,233,245,275)	$32,663	$(23,609)	$18,928,403	$3,747,356

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco S&P Spin-Off ETF (CSD)

October 31, 2024

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.99%
Communication Services-2.89%
Liberty Media Corp.-Liberty Live, Series C(b)	25,793	$1,505,279
Vimeo, Inc.(b)(c)	83,589	398,720
		1,903,999
Consumer Discretionary-3.64%
PHINIA, Inc.(c)	23,742	1,105,902
Victoria’s Secret & Co.(b)(c)	42,835	1,296,187
		2,402,089
Energy-4.66%
DT Midstream, Inc.	34,131	3,076,910
Financials-1.63%
NCR Atleos Corp.(b)(c)	41,005	1,073,511
Health Care-19.08%
Embecta Corp.	31,258	440,113
Enhabit, Inc.(b)	27,723	191,011
Fortrea Holdings, Inc.(b)(c)	50,729	853,262
GE HealthCare Technologies, Inc.	52,661	4,599,938
Organon & Co.(c)	139,396	2,617,857
Solventum Corp.(b)	53,551	3,886,732
		12,588,913
Industrials-45.06%
Amentum Holdings, Inc.(b)	69,374	2,063,183
Concentrix Corp.(c)	25,507	1,084,303
Crane Co.	19,100	3,004,048
ESAB Corp.	27,596	3,395,412
GE Vernova, Inc.(b)	17,930	5,408,764
GXO Logistics, Inc.(b)(c)	56,347	3,370,114
MasterBrand, Inc.(b)	68,487	1,230,026
RXO, Inc.(b)(c)	75,038	2,115,321
U-Haul Holding Co., Series N(c)	41,784	2,852,176
Veralto Corp.	42,324	4,325,090
Vestis Corp.	65,341	883,410
		29,731,847
Information Technology-9.28%
Consensus Cloud Solutions, Inc.(b)(c)	9,802	217,408
Kyndryl Holdings, Inc.(b)	119,254	2,729,724
Vontier Corp.	85,537	3,171,712
		6,118,844
	Shares	Value
Materials-4.52%
Knife River Corp.(b)	30,662	$2,984,026
Real Estate-1.97%
Curbline Properties Corp.(b)(c)	52,819	1,195,294
Orion Office REIT, Inc.	27,984	104,380
		1,299,674
Utilities-7.26%
Constellation Energy Corp.	18,225	4,792,446
Total Common Stocks & Other Equity Interests (Cost $47,072,832)		65,972,259
Money Market Funds-0.08%
Invesco Government & Agency Portfolio, Institutional Class, 4.77%(d)(e) (Cost $51,016)	51,016	51,016
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.07% (Cost $47,123,848)		66,023,275
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-14.95%
Invesco Private Government Fund, 4.84%(d)(e)(f)	2,734,353	2,734,353
Invesco Private Prime Fund, 4.99%(d)(e)(f)	7,129,826	7,131,965
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $9,866,576)		9,866,318
TOTAL INVESTMENTS IN SECURITIES-115.02% (Cost $56,990,424)		75,889,593
OTHER ASSETS LESS LIABILITIES-(15.02)%		(9,911,263)
NET ASSETS-100.00%		$65,978,330

Investment Abbreviations:
REIT	-Real Estate Investment Trust

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Invesco S&P Spin-Off ETF (CSD)—(continued)

October 31, 2024

(Unaudited)

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2024.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2024.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value October 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$70,755	$301,862	$(321,601)	$-	$-	$51,016	$909
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,165,401	18,999,150	(17,430,198)	-	-	2,734,353	49,147 *
Invesco Private Prime Fund	2,997,649	36,217,493	(32,083,459)	(63)	345	7,131,965	137,165 *
Total	$4,233,805	$55,518,505	$(49,835,258)	$(63)	$345	$9,917,334	$187,221

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Invesco Water Resources ETF (PHO)

October 31, 2024

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.92%
Building Products-9.20%
A.O. Smith Corp.	1,088,015	$81,709,926
Advanced Drainage Systems, Inc.(b)	581,128	87,099,465
Zurn Elkay Water Solutions Corp.(b)	989,394	35,717,123
		204,526,514
Chemicals-7.95%
Ecolab, Inc.	719,667	176,843,772
Commercial Services & Supplies-9.43%
Tetra Tech, Inc.(b)	1,526,265	74,603,833
Veralto Corp.	1,320,852	134,977,866
		209,581,699
Construction & Engineering-7.42%
AECOM	909,728	97,158,950
Northwest Pipe Co.(b)(c)	38,249	1,716,998
Stantec, Inc. (Canada)	130,361	10,580,099
Valmont Industries, Inc.(b)	177,803	55,417,639
		164,873,686
Electronic Equipment, Instruments & Components-5.52%
Badger Meter, Inc.(b)	174,571	34,922,929
Itron, Inc.(b)(c)	786,332	87,880,464
		122,803,393
Life Sciences Tools & Services-3.82%
Waters Corp.(b)(c)	263,058	84,996,670
Machinery-26.35%
Energy Recovery, Inc.(b)(c)	434,969	7,768,546
Franklin Electric Co., Inc.	181,674	17,388,019
Gorman-Rupp Co. (The)	125,833	4,649,529
IDEX Corp.(b)	441,191	94,697,236
Lindsay Corp.(b)	123,017	14,725,135
Mueller Industries, Inc.(b)	738,011	60,494,762
Mueller Water Products, Inc., Class A	1,318,359	28,463,371
Pentair PLC	1,027,192	101,815,271
Toro Co. (The)	983,783	79,174,856
Watts Water Technologies, Inc., Class A(b)	198,111	37,757,976
Xylem, Inc.	1,141,130	138,966,811
		585,901,512
Software-7.95%
Roper Technologies, Inc.	328,633	176,715,823
Trading Companies & Distributors-11.61%
Core & Main, Inc., Class A(b)(c)	1,896,693	83,985,566
Ferguson Enterprises, Inc.	885,698	174,252,225
		258,237,791
	Shares	Value
Water Utilities-10.67%
American States Water Co.(b)	232,768	$19,194,049
American Water Works Co., Inc.	636,631	87,925,107
Artesian Resources Corp., Class A	99,967	3,349,894
California Water Service Group	326,342	16,956,730
Cia de Saneamento Basico do Estado de Sao Paulo SABESP, ADR (Brazil)(b)	1,547,793	24,594,431
Consolidated Water Co. Ltd.(b)	116,372	2,764,999
Essential Utilities, Inc.(b)	1,520,373	58,686,398
Global Water Resources, Inc.	27,392	342,126
Middlesex Water Co.(b)	143,345	8,771,281
SJW Group	222,627	12,391,419
York Water Co. (The)(b)	66,958	2,354,913
		237,331,347
Total Common Stocks & Other Equity Interests (Cost $1,719,786,214)		2,221,812,207

Money Market Funds-0.10%
Invesco Government & Agency Portfolio, Institutional Class, 4.77%(d)(e) (Cost $2,287,069)	2,287,069	2,287,069
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.02% (Cost $1,722,073,283)		2,224,099,276
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.46%
Invesco Private Government Fund, 4.84%(d)(e)(f)	21,322,748	21,322,748
Invesco Private Prime Fund, 4.99%(d)(e)(f)	55,483,577	55,500,222
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $76,824,617)		76,822,970
TOTAL INVESTMENTS IN SECURITIES-103.48% (Cost $1,798,897,900)		2,300,922,246
OTHER ASSETS LESS LIABILITIES-(3.48)%		(77,436,269)
NET ASSETS-100.00%		$2,223,485,977

Investment Abbreviations:
ADR	-American Depositary Receipt

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

Invesco Water Resources ETF (PHO)—(continued)

October 31, 2024

(Unaudited)

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at October 31, 2024.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2024.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,231,808	$16,742,490	$(15,687,229)	$-	$-	$2,287,069	$41,515
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	14,367,978	141,134,746	(134,179,976)	-	-	21,322,748	446,877 *
Invesco Private Prime Fund	36,957,371	302,321,629	(283,779,106)	1,372	(1,044)	55,500,222	1,203,141 *
Total	$52,557,157	$460,198,865	$(433,646,311)	$1,372	$(1,044)	$79,110,039	$1,691,533

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Invesco WilderHill Clean Energy ETF (PBW)

October 31, 2024

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.90%
Aerospace & Defense-1.48%
Archer Aviation, Inc., Class A(b)(c)	1,469,600	$4,629,240
Automobile Components-3.80%
Gentherm, Inc.(b)	92,568	3,883,227
QuantumScape Corp.(b)(c)	814,725	4,195,834
Solid Power, Inc.(b)	3,253,299	3,838,893
		11,917,954
Automobiles-6.56%
Gogoro, Inc. (Taiwan)(b)(c)	2,832,896	1,320,979
NIO, Inc., ADR (China)(b)(c)	899,571	4,587,812
Rivian Automotive, Inc., Class A(b)	405,630	4,096,863
Tesla, Inc.(b)	19,949	4,984,258
XPeng, Inc., ADR (China)(b)(c)	494,775	5,556,323
		20,546,235
Chemicals-7.98%
Albemarle Corp.	55,191	5,228,243
Arcadium Lithium PLC (Argentina)(b)	1,892,345	10,199,740
Corteva, Inc.	76,157	4,639,484
Sociedad Quimica y Minera de Chile S.A., ADR (Chile)(c)	128,728	4,941,868
		25,009,335
Commercial Services & Supplies-1.61%
LanzaTech Global, Inc.(b)(c)	2,982,639	5,040,660
Construction & Engineering-5.16%
Ameresco, Inc., Class A(b)	127,365	3,919,021
Emeren Group Ltd., ADR (China)(b)(c)	649,542	1,578,387
MYR Group, Inc.(b)	45,186	5,919,366
Quanta Services, Inc.	15,784	4,760,928
		16,177,702
Electrical Equipment-23.24%
American Superconductor Corp.(b)	208,523	5,112,984
Amprius Technologies, Inc.(b)(c)	1,643,958	2,219,343
Array Technologies, Inc.(b)(c)	769,505	5,024,868
Ballard Power Systems, Inc. (Canada)(b)(c)	2,692,740	4,254,529
Blink Charging Co.(b)(c)	839,930	1,663,061
Bloom Energy Corp., Class A(b)(c)	412,177	3,956,899
ChargePoint Holdings, Inc.(b)(c)	3,352,740	4,023,288
Enovix Corp.(b)(c)	562,104	5,061,747
Eos Energy Enterprises, Inc.(b)(c)	1,987,368	6,180,714
Fluence Energy, Inc.(b)	220,300	4,791,525
FREYR Battery, Inc. (Norway)(b)(c)	1,447,015	1,403,605
Nextracker, Inc., Class A(b)	134,537	5,357,263
Plug Power, Inc.(b)(c)	2,317,982	4,543,245
Preformed Line Products Co.	38,150	4,692,450
Shoals Technologies Group, Inc., Class A(b)	749,303	4,053,729
Sunrun, Inc.(b)	231,886	3,350,753
TPI Composites, Inc.(b)(c)	1,115,958	3,799,837
Wallbox N.V. (Spain)(b)(c)	3,827,694	3,368,371
		72,858,211
Electronic Equipment, Instruments & Components-4.41%
Advanced Energy Industries, Inc.	44,245	4,801,910
Bel Fuse, Inc., Class B	56,353	4,250,143
Itron, Inc.(b)	42,814	4,784,893
		13,836,946
	Shares	Value
Food Products-1.48%
Darling Ingredients, Inc.(b)	118,368	$4,629,372
Independent Power and Renewable Electricity Producers-6.57%
Altus Power, Inc.(b)	1,405,260	4,834,095
Brookfield Renewable Corp., Class A	144,341	4,413,948
Ormat Technologies, Inc.	65,315	5,161,191
ReNew Energy Global PLC, Class A (India)(b)	668,352	3,782,872
Sunnova Energy International, Inc.(b)	396,082	2,404,218
		20,596,324
Machinery-3.06%
ESCO Technologies, Inc.	35,970	4,515,674
Hyliion Holdings Corp.(b)	2,128,407	5,086,893
		9,602,567
Metals & Mining-13.95%
Atlas Lithium Corp. (Poland)(b)(c)	196,445	1,974,272
Lifezone Metals Ltd. (Isle of Man)(b)(c)	685,493	4,400,865
Lithium Americas (Argentina) Corp. (Canada)(b)(c)	1,915,257	6,665,094
Lithium Americas Corp. (Canada)(b)(c)	2,074,174	8,462,630
MP Materials Corp.(b)	323,727	5,823,849
Piedmont Lithium, Inc.(b)(c)	196,445	2,573,430
Sigma Lithium Corp. (Brazil)(b)(c)	416,305	5,653,422
Standard Lithium Ltd. (Canada)(b)(c)	3,467,025	8,182,179
		43,735,741
Oil, Gas & Consumable Fuels-2.78%
OPAL Fuels, Inc., Class A(b)(c)	1,224,734	4,482,527
REX American Resources Corp.(b)	94,248	4,215,713
		8,698,240
Passenger Airlines-1.33%
Joby Aviation, Inc.(b)(c)	871,473	4,183,070
Semiconductors & Semiconductor Equipment-13.75%
Canadian Solar, Inc. (Canada)(b)(c)	351,075	4,999,308
Enphase Energy, Inc.(b)	39,133	3,249,604
First Solar, Inc.(b)	20,527	3,992,091
JinkoSolar Holding Co. Ltd., ADR (China)	249,869	6,636,521
Monolithic Power Systems, Inc.	5,137	3,900,524
Navitas Semiconductor Corp.(b)	2,059,777	5,087,649
SolarEdge Technologies, Inc.(b)(c)	220,737	3,765,773
Universal Display Corp.	21,728	3,917,993
Wolfspeed, Inc.(b)	567,051	7,547,449
		43,096,912
Specialty Retail-2.74%
EVgo, Inc.(b)	1,093,650	8,574,216
Total Common Stocks & Other Equity Interests (Cost $501,583,432)		313,132,725

Money Market Funds-0.15%
Invesco Government & Agency Portfolio, Institutional Class, 4.77%(d)(e) (Cost $473,530)	473,530	473,530
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.05% (Cost $502,056,962)		313,606,255

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

Invesco WilderHill Clean Energy ETF (PBW)—(continued)

October 31, 2024

(Unaudited)

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-25.78%
Invesco Private Government Fund, 4.84%(d)(e)(f)	22,749,615	$22,749,615
Invesco Private Prime Fund, 4.99%(d)(e)(f)	58,037,067	58,054,478
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $80,808,809)		80,804,093
TOTAL INVESTMENTS IN SECURITIES-125.83% (Cost $582,865,771)		394,410,348
OTHER ASSETS LESS LIABILITIES-(25.83)%		(80,952,184)
NET ASSETS-100.00%		$313,458,164

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2024.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2024.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$131,482	$5,856,985	$(5,514,937)	$-	$-	$473,530	$8,402
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	25,307,573	91,271,767	(93,829,725)	-	-	22,749,615	574,168 *
Invesco Private Prime Fund	64,624,886	161,126,284	(167,694,955)	8,979	(10,716)	58,054,478	1,525,077 *
Investments in Other Affiliates:
American Superconductor Corp.**	4,275,311	2,776,695	(6,050,245)	902,703	3,208,520	5,112,984	-
Total	$94,339,252	$261,031,731	$(273,089,862)	$911,682	$3,197,804	$86,390,607	$2,107,647

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

**	As of October 31, 2024, this security was not considered as an affiliate of the Fund.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

29

Statements of Assets and Liabilities

October 31, 2024

(Unaudited)

	Invesco Aerospace & Defense ETF (PPA)	Invesco Bloomberg Analyst Rating Improvers ETF (UPGD)	Invesco Dorsey Wright Momentum ETF (PDP)	Invesco Global Listed Private Equity ETF (PSP)
Assets:
Unaffiliated investments in securities, at value(a)	$4,369,640,604	$109,873,792	$1,279,408,703	$254,021,589
Affiliated investments in securities, at value	127,225,669	15,230,599	73,759,868	48,806,213
Cash	-	-	-	-
Foreign currencies, at value	-	-	-	329,196
Receivable for:
Dividends	1,083,307	141,440	316,491	101,078
Securities lending	21,779	1,638	7,590	17,589
Investments sold	-	-	-	3
Fund shares sold	9,100,439	-	-	-
Expenses absorbed	-	-	-	-
Foreign tax reclaims	-	754	-	365,069
Other assets	8,954	-	660	1,885
Total assets	4,507,080,752	125,248,223	1,353,493,312	303,642,622
Liabilities:
Other investments:
Open written options, at value	-	-	-	-
Due to custodian	12,005	7,813	-	-
Due to foreign custodian	-	-	-	-
Payable for:
Investments purchased	9,095,387	-	-	-
Collateral upon return of securities loaned	122,481,641	15,183,402	72,501,740	48,786,862
Fund shares repurchased	-	-	-	-
Expenses recaptured	-	-	-	172
Accrued unitary management fees	-	38,750	-	-
Accrued advisory fees	1,893,179	-	558,057	109,718
Accrued trustees’ and officer’s fees	116,482	-	233,186	118,415
Accrued expenses	729,978	-	500,263	106,214
Total liabilities	134,328,672	15,229,965	73,793,246	49,121,381
Net Assets	$4,372,752,080	$110,018,258	$1,279,700,066	$254,521,241
Net assets consist of:
Shares of beneficial interest	$3,475,455,529	$167,794,671	$1,749,997,383	$356,903,182
Distributable earnings (loss)	897,296,551	(57,776,413)	(470,297,317)	(102,381,941)
Net Assets	$4,372,752,080	$110,018,258	$1,279,700,066	$254,521,241
Shares outstanding (unlimited amount authorized, $0.01 par value)	38,440,000	1,562,822	12,360,000	3,789,963
Net asset value	$113.76	$70.40	$103.54	$67.16
Market price	$113.75	$70.33	$103.55	$67.28
Unaffiliated investments in securities, at cost	$3,494,830,619	$105,082,112	$996,370,611	$214,850,529
Affiliated investments in securities, at cost	$127,234,285	$15,230,665	$73,762,492	$48,809,089
Foreign currencies (due to foreign custodian), at cost	$-	$-	$-	$339,014
Premium received on written options	$-	$-	$-	$-
(a)Includes securities on loan with an aggregate value of:	$117,314,077	$15,245,613	$69,061,505	$46,227,579

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Invesco Golden Dragon China ETF (PGJ)	Invesco MSCI Sustainable Future ETF (ERTH)	Invesco S&P 500 BuyWrite ETF (PBP)	Invesco S&P 500® Quality ETF (SPHQ)	Invesco S&P Spin-Off ETF (CSD)	Invesco Water Resources ETF (PHO)	Invesco WilderHill Clean Energy ETF (PBW)

$162,297,550	$164,620,089	$90,599,390	$11,373,284,486	$65,972,259	$2,221,812,207	$313,132,725
54,072,772	25,464,644	14,687	18,928,403	9,917,334	79,110,039	81,277,623
-	155	-	-	-	-	-
-	-	-	-	-	-	-

62,966	157,440	48,662	5,381,145	10,216	1,311,771	5,491
120,333	10,470	-	9,250	791	10,266	387,860
2,687,904	192,853	-	-	-	-	-
-	-	-	21,663,238	-	-	602,494
10,584	-	-	545,543	10,142	-	-
-	28,556	-	-	-	1,277	-
474	1,397	-	18,988	1,398	1,260	1,399
219,252,583	190,475,604	90,662,739	11,419,831,053	75,912,140	2,302,246,820	395,407,592

-	-	505,600	-	-	-	-
2,272	-	17,014	8,926	-	-	-
-	10,213	-	-	-	-	-

-	25	-	21,560,382	-	-	591,637
53,891,883	25,274,580	-	10,023,631	9,866,576	76,824,617	80,808,809
2,688,076	98,462	-	-	-	-	-
-	4,391	-	-	-	-	25,958
-	-	22,351	-	-	-	-
73,229	73,753	-	1,468,080	27,442	965,569	131,109
124,528	83,829	-	169,798	11,786	306,802	162,331
123,972	82,828	-	2,241,206	28,006	663,855	229,584
56,903,960	25,628,081	544,965	35,472,023	9,933,810	78,760,843	81,949,428
$162,348,623	$164,847,523	$90,117,774	$11,384,359,030	$65,978,330	$2,223,485,977	$313,458,164

$563,993,302	$292,546,779	$90,588,646	$9,633,900,764	$202,696,033	$1,992,550,739	$2,128,644,288
(401,644,679)	(127,699,256)	(470,872)	1,750,458,266	(136,717,703)	230,935,238	(1,815,186,124)
$162,348,623	$164,847,523	$90,117,774	$11,384,359,030	$65,978,330	$2,223,485,977	$313,458,164
6,040,000	3,900,000	4,000,000	173,420,000	800,000	32,570,000	15,608,273
$26.88	$42.27	$22.53	$65.65	$82.47	$68.27	$20.08
$26.88	$42.25	$22.53	$65.64	$82.66	$68.27	$20.09
$213,410,959	$207,332,380	$63,953,736	$10,082,297,910	$47,072,832	$1,719,786,214	$501,583,432
$54,075,596	$25,465,493	$24,486	$18,928,989	$9,917,592	$79,111,686	$81,282,339
$-	$(10,053)	$-	$-	$-	$-	$-
$-	$-	$1,690,729	$-	$-	$-	$-
$51,410,485	$24,219,763	$-	$10,423,754	$9,497,046	$75,371,301	$73,620,566

31

Statements of Operations

For the six months ended October 31, 2024

(Unaudited)

	Invesco Aerospace & Defense ETF (PPA)	Invesco Bloomberg Analyst Rating Improvers ETF (UPGD)	Invesco Dorsey Wright Momentum ETF (PDP)	Invesco Global Listed Private Equity ETF (PSP)
Investment income:
Unaffiliated dividend income	$27,484,885	$1,399,315	$5,651,409	$4,716,102
Affiliated dividend income	40,459	506	25,433	27,008
Non-cash dividend income	-	-	-	1,517,815
Securities lending income, net	121,068	709,833	26,471	143,610
Foreign withholding tax	(40,450)	-	-	(219,857)
Total investment income	27,605,962	2,109,654	5,703,313	6,184,678
Expenses:
Unitary management fees	-	225,141	-	-
Advisory fees	9,305,133	-	3,166,534	623,847
Sub-licensing fees	1,116,594	-	633,302	124,768
Accounting & administration fees	88,855	-	41,872	12,493
Professional fees	20,651	-	18,095	17,465
Custodian & transfer agent fees	15,154	-	3,930	1,311
Trustees’ and officer’s fees	23,420	-	21,845	11,654
Recapture (Note 3)	-	-	-	-
Other expenses	96,050	-	32,692	20,302
Total expenses	10,665,857	225,141	3,918,270	811,840
Less: Waivers	(711)	(8)	(443)	(472)
Net expenses	10,665,146	225,133	3,917,827	811,368
Net investment income	16,940,816	1,884,521	1,785,486	5,373,310
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(23,377,024)	(4,040,260)	(33,853,443)	(6,698,742)
Affiliated investment securities	(9,439)	(417)	799	(5,353)
Unaffiliated in-kind redemptions	118,513,249	5,046,757	150,802,073	930,618
Affiliated in-kind redemptions	-	-	-	-
Short Sales	-	-	-	-
Foreign currencies	-	-	-	3,850
Swap agreements	-	-	-	(122,364)
Written options	-	-	-	-
Net realized gain (loss)	95,126,786	1,006,080	116,949,429	(5,891,991)
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	322,834,316	7,072,323	17,830,058	30,279,463
Affiliated investment securities	9,343	(66)	1,035	2,575
Foreign currencies	-	-	-	10,526
Swap agreements	-	-	-	25,344
Written options	-	-	-	-
Change in net unrealized appreciation (depreciation)	322,843,659	7,072,257	17,831,093	30,317,908
Net realized and unrealized gain (loss)	417,970,445	8,078,337	134,780,522	24,425,917
Net increase (decrease) in net assets resulting from operations	$434,911,261	$9,962,858	$136,566,008	$29,799,227

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Invesco Golden Dragon China ETF (PGJ)	Invesco MSCI Sustainable Future ETF (ERTH)	Invesco S&P 500 BuyWrite ETF (PBP)	Invesco S&P 500® Quality ETF (SPHQ)	Invesco S&P Spin-Off ETF (CSD)	Invesco Water Resources ETF (PHO)	Invesco WilderHill Clean Energy ETF (PBW)

$1,691,208	$1,833,386	$662,488	$67,986,980	$223,347	$11,951,303	$599,140
6,839	4,046	2,628	194,911	909	41,515	8,402
-	31,160	-	-	-	-	-
679,076	151,316	-	76,718	4,152	38,760	3,674,996
-	(139,666)	-	-	-	(6,213)	(15,051)
2,377,123	1,880,242	665,116	68,258,609	228,408	12,025,365	4,267,487

-	-	137,364	-	-	-	-
359,288	446,686	-	7,874,327	151,032	5,556,466	790,081
71,857	48,419	-	2,099,833	15,103	833,474	158,015
11,072	13,644	-	231,564	7,386	67,142	19,589
18,144	18,684	-	29,171	15,978	19,566	16,819
(1,006)	20,347	-	39,030	2,366	7,225	62
11,574	9,613	-	48,554	5,255	29,000	14,473
18,098	-	-	-	-	-	-
13,977	50,886	-	261,768	10,347	65,316	50,961
503,004	608,279	137,364	10,584,247	207,467	6,578,189	1,050,000
(119)	(23,908)	(40)	(2,713,351)	(11,141)	(736)	(149)
502,885	584,371	137,324	7,870,896	196,326	6,577,453	1,049,851
1,874,238	1,295,871	527,792	60,387,713	32,082	5,447,912	3,217,636

(11,278,575)	(21,373,739)	75,525	57,809,304	1,383,399	(7,724,111)	(203,460,593)
(2,478)	(3,268)	(1,959)	(23,609)	345	(1,044)	3,197,804
1,813,318	(1,097,470)	5,265,597	1,109,168,513	2,427,239	89,767,141	8,204,488
-	-	26	-	-	-	-
-	-	(5,616)	-	-	-	-
-	(3,364)	-	-	-	-	-
-	-	-	-	-	-	-
-	-	(6,957,726)	-	-	-	-
(9,467,735)	(22,477,841)	(1,624,153)	1,166,954,208	3,810,983	82,041,986	(192,058,301)

18,830,702	29,409,655	7,072,900	(76,921,461)	7,275,365	46,137,105	180,966,937
479	3,682	4,979	32,663	(63)	1,372	8,979
-	299	-	-	-	-	-
-	-	-	-	-	-	-
-	-	1,186,145	-	-	-	-
18,831,181	29,413,636	8,264,024	(76,888,798)	7,275,302	46,138,477	180,975,916
9,363,446	6,935,795	6,639,871	1,090,065,410	11,086,285	128,180,463	(11,082,385)
$11,237,684	$8,231,666	$7,167,663	$1,150,453,123	$11,118,367	$133,628,375	$(7,864,749)

33

Statements of Changes in Net Assets

For the six months ended October 31, 2024 and the year ended April 30, 2024

(Unaudited)

	Invesco Aerospace & Defense ETF (PPA)		Invesco Bloomberg Analyst Rating Improvers ETF (UPGD)
	Six Months Ended October 31, 2024	Year Ended April 30, 2024	Six Months Ended October 31, 2024	Year Ended April 30, 2024
Operations:
Net investment income	$16,940,816	$16,108,168	$1,884,521	$1,495,114
Net realized gain (loss)	95,126,786	155,729,081	1,006,080	32,189,053
Change in net unrealized appreciation (depreciation)	322,843,659	429,450,572	7,072,257	(13,842,971)
Net increase (decrease) in net assets resulting from operations	434,911,261	601,287,821	9,962,858	19,841,196
Distributions to Shareholders from:
Distributable earnings	(9,451,752)	(16,570,318)	-	(1,727,464)
Shareholder Transactions:
Proceeds from shares sold	1,087,751,369	1,044,684,980	35,308,662	35,561,227
Value of shares repurchased	(259,619,997)	(389,737,176)	(45,958,571)	(61,878,320)
Net increase (decrease) in net assets resulting from share transactions	828,131,372	654,947,804	(10,649,909)	(26,317,093)
Net increase (decrease) in net assets	1,253,590,881	1,239,665,307	(687,051)	(8,203,361)
Net assets:
Beginning of period	3,119,161,199	1,879,495,892	110,705,309	118,908,670
End of period	$4,372,752,080	$3,119,161,199	$110,018,258	$110,705,309
Changes in Shares Outstanding:
Shares sold	9,880,000	11,680,000	510,000	540,000
Shares repurchased	(2,280,000)	(4,250,000)	(670,000)	(970,000)
Shares outstanding, beginning of period	30,840,000	23,410,000	1,722,822	2,152,822
Shares outstanding, end of period	38,440,000	30,840,000	1,562,822	1,722,822

(a)	Changes in shares outstanding have been restated to reflect a one-for-five reverse stock split effective after the close of business on July 14, 2023.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

Invesco Dorsey Wright Momentum ETF (PDP)		Invesco Global Listed Private Equity ETF (PSP)		Invesco Golden Dragon China ETF (PGJ)		Invesco MSCI Sustainable Future ETF (ERTH)
Six Months Ended October 31, 2024	Year Ended April 30, 2024	Six Months Ended October 31, 2024	Year Ended April 30, 2024	Six Months Ended October 31, 2024	Year Ended April 30, 2024	Six Months Ended October 31, 2024	Year Ended April 30, 2024

$1,785,486	$2,191,454	$5,373,310	$5,239,606	$1,874,238	$2,828,476	$1,295,871	$2,189,018
116,949,429	69,254,449	(5,891,991)	(4,051,021)	(9,467,735)	(34,629,646)	(22,477,841)	(31,514,183)
17,831,093	161,970,417	30,317,908	43,198,842	18,831,181	21,465,336	29,413,636	2,589,427
136,566,008	233,416,320	29,799,227	44,387,427	11,237,684	(10,335,834)	8,231,666	(26,735,738)

-	(3,447,778)	(15,271,163)	(11,291,655)	(6,944,293)	(3,918,490)	(1,188,096)	(2,570,872)

511,544,460	265,213,270	9,439,293	115,324,485	38,729,218	33,818,214	5,439	9,198,702
(556,328,203)	(322,074,156)	(6,416,135)	(84,597,744)	(28,076,465)	(72,701,971)	(23,006,710)	(78,366,640)
(44,783,743)	(56,860,886)	3,023,158	30,726,741	10,652,753	(38,883,757)	(23,001,271)	(69,167,938)
91,782,265	173,107,656	17,551,222	63,822,513	14,946,144	(53,138,081)	(15,957,701)	(98,474,548)

1,187,917,801	1,014,810,145	236,970,019	173,147,506	147,402,479	200,540,560	180,805,224	279,279,772
$1,279,700,066	$1,187,917,801	$254,521,241	$236,970,019	$162,348,623	$147,402,479	$164,847,523	$180,805,224

5,080,000	2,930,000	150,000	2,040,000 (a)	1,340,000	1,280,000	-	200,000
(5,540,000)	(3,600,000)	(100,000)	(1,620,037)(a)	(1,220,000)	(2,840,000)	(550,000)	(1,750,000)
12,820,000	13,490,000	3,739,963	3,320,000 (a)	5,920,000	7,480,000	4,450,000	6,000,000
12,360,000	12,820,000	3,789,963	3,739,963 (a)	6,040,000	5,920,000	3,900,000	4,450,000

35

Statements of Changes in Net Assets—(continued)

For the six months ended October 31, 2024 and the year ended April 30, 2024

(Unaudited)

	Invesco S&P 500 BuyWrite ETF (PBP)		Invesco S&P 500® Quality ETF (SPHQ)
	Six Months Ended October 31, 2024	Year Ended April 30, 2024	Six Months Ended October 31, 2024	Year Ended April 30, 2024
Operations:
Net investment income	$527,792	$1,083,073	$60,387,713	$98,048,452
Net realized gain (loss)	(1,624,153)	(5,292,200)	1,166,954,208	395,298,231
Change in net unrealized appreciation (depreciation)	8,264,024	11,826,830	(76,888,798)	874,871,039
Net increase (decrease) in net assets resulting from operations	7,167,663	7,617,703	1,150,453,123	1,368,217,722
Distributions to Shareholders from:
Distributable earnings	(4,627,093)	(1,120,086)	(60,383,455)	(95,208,287)
Return of capital	-	(4,625,989)	-	-
Total distributions to shareholders	(4,627,093)	(5,746,075)	(60,383,455)	(95,208,287)
Shareholder Transactions:
Proceeds from shares sold	1,141,732	20,747,528	4,875,322,232	4,366,337,306
Value of shares repurchased	(11,264,940)	(18,338,204)	(3,199,359,254)	(1,838,511,150)
Net increase (decrease) in net assets resulting from share transactions	(10,123,208)	2,409,324	1,675,962,978	2,527,826,156
Net increase (decrease) in net assets	(7,582,638)	4,280,952	2,766,032,646	3,800,835,591
Net assets:
Beginning of period	97,700,412	93,419,460	8,618,326,384	4,817,490,793
End of period	$90,117,774	$97,700,412	$11,384,359,030	$8,618,326,384
Changes in Shares Outstanding:
Shares sold	50,000	950,000	75,200,000	84,130,000
Shares repurchased	(500,000)	(850,000)	(49,590,000)	(36,460,000)
Shares outstanding, beginning of period	4,450,000	4,350,000	147,810,000	100,140,000
Shares outstanding, end of period	4,000,000	4,450,000	173,420,000	147,810,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

Invesco S&P Spin-Off ETF (CSD)		Invesco Water Resources ETF (PHO)		Invesco WilderHill Clean Energy ETF (PBW)
Six Months Ended October 31, 2024	Year Ended April 30, 2024	Six Months Ended October 31, 2024	Year Ended April 30, 2024	Six Months Ended October 31, 2024	Year Ended April 30, 2024

$32,082	$272,395	$5,447,912	$11,061,029	$3,217,636	$13,408,948
3,810,983	6,543,431	82,041,986	159,080,768	(192,058,301)	(419,940,359)
7,275,302	4,441,384	46,138,477	215,259,312	180,975,916	181,289,926
11,118,367	11,257,210	133,628,375	385,401,109	(7,864,749)	(225,241,485)

-	(285,236)	(4,631,690)	(11,212,867)	(3,124,509)	(13,076,618)
-	-	-	-	-	-
-	(285,236)	(4,631,690)	(11,212,867)	(3,124,509)	(13,076,618)

6,696,077	8,769,967	374,286,525	419,529,569	168,891,961	310,339,087
(7,849,536)	(16,472,175)	(339,850,030)	(475,855,488)	(146,167,749)	(421,131,551)
(1,153,459)	(7,702,208)	34,436,495	(56,325,919)	22,724,212	(110,792,464)
9,964,908	3,269,766	163,433,180	317,862,323	11,734,954	(349,110,567)

56,013,422	52,743,656	2,060,052,797	1,742,190,474	301,723,210	650,833,777
$65,978,330	$56,013,422	$2,223,485,977	$2,060,052,797	$313,458,164	$301,723,210

90,000	130,000	5,550,000	7,170,000	7,710,000	10,250,000
(110,000)	(260,000)	(5,060,000)	(8,210,000)	(6,930,000)	(13,790,000)
820,000	950,000	32,080,000	33,120,000	14,828,273	18,368,273
800,000	820,000	32,570,000	32,080,000	15,608,273	14,828,273

37

Financial Highlights

Invesco Aerospace & Defense ETF (PPA)

	Six Months Ended October 31, 2024 (Unaudited)	Years Ended April 30,
		2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of period	$101.14	$80.29	$72.68	$75.01	$53.88	$61.93
Net investment income(a)	0.50	0.61	0.61	0.44	0.44	0.80
Net realized and unrealized gain (loss) on investments	12.39	20.86	7.66	(2.38)	21.13	(7.98)
Total from investment operations	12.89	21.47	8.27	(1.94)	21.57	(7.18)
Distributions to shareholders from:
Net investment income	(0.27)	(0.62)	(0.66)	(0.39)	(0.44)	(0.87)
Net asset value at end of period	$113.76	$101.14	$80.29	$72.68	$75.01	$53.88
Market price at end of period(b)	$113.75	$101.16	$80.29	$72.65	$74.97	$53.98
Net Asset Value Total Return(c)	12.75%	26.87%	11.51%	(2.59)%	40.21%	(11.64)%
Market Price Total Return(c)	12.71%	26.90%	11.55%	(2.58)%	39.87%	(11.48)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$4,372,752	$3,119,161	$1,879,496	$1,456,410	$743,395	$708,521
Ratio to average net assets of:
Expenses	0.57%(d)	0.57%	0.58%	0.58%	0.61%	0.59%
Net investment income	0.91%(d)	0.70%	0.80%	0.59%	0.71%	1.22%
Portfolio turnover rate(e)	9%	18%	19%	26%	22%	18%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38

Financial Highlights—(continued)

Invesco Bloomberg Analyst Rating Improvers ETF (UPGD)

	Six Months Ended October 31, 2024 (Unaudited)	Years Ended April 30,
		2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of period	$64.26	$55.23	$56.37	$60.80	$34.18	$45.30
Net investment income(a)	1.15	0.74	0.58	0.38	0.23	0.33
Net realized and unrealized gain (loss) on investments	4.99	9.15	(1.33)	(4.48)	26.53	(11.35)
Total from investment operations	6.14	9.89	(0.75)	(4.10)	26.76	(11.02)
Distributions to shareholders from:
Net investment income	-	(0.86)	(0.39)	(0.33)	(0.14)	(0.10)
Net asset value at end of period	$70.40	$64.26	$55.23	$56.37	$60.80	$34.18
Market price at end of period(b)	$70.33	$64.23	$55.22	$56.30	$60.81	$34.22
Net Asset Value Total Return(c)	9.56%	18.01%	(1.30)%	(6.78)%	78.39%	(24.40)%
Market Price Total Return(c)	9.50%	17.97%	(1.19)%	(6.90)%	78.21%	(24.31)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$110,018	$110,705	$118,909	$121,354	$141,230	$101,604
Ratio to average net assets of:
Expenses	0.40%(d)	0.72%	0.75%(e)	0.75%	0.75%(e)	0.75%
Net investment income	3.35%(d)	1.26%	1.05%	0.62%	0.49%	0.78%
Portfolio turnover rate(f)	95%	196%	104%	92%	110%	114%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(f)
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the year ended April 30, 2024, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39

Financial Highlights—(continued)

Invesco Dorsey Wright Momentum ETF (PDP)

	Six Months Ended October 31, 2024 (Unaudited)	Years Ended April 30,
		2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of period	$92.66	$75.23	$74.56	$87.48	$60.60	$58.78
Net investment income (loss)(a)	0.14	0.16	0.51	(0.12)	(0.15)	0.19
Net realized and unrealized gain (loss) on investments	10.74	17.53	0.61	(12.80)	27.05	1.86
Total from investment operations	10.88	17.69	1.12	(12.92)	26.90	2.05
Distributions to shareholders from:
Net investment income	-	(0.26)	(0.45)	-	(0.02)	(0.23)
Net asset value at end of period	$103.54	$92.66	$75.23	$74.56	$87.48	$60.60
Market price at end of period(b)	$103.55	$92.63	$75.20	$74.53	$87.44	$60.68
Net Asset Value Total Return(c)	11.74%	23.56%	1.52%	(14.77)%	44.41%	3.53%
Market Price Total Return(c)	11.79%	23.57%	1.52%	(14.77)%	44.15%	3.65%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,279,700	$1,187,918	$1,014,810	$1,226,528	$1,789,037	$1,290,768
Ratio to average net assets of:
Expenses	0.62%(d)	0.62%	0.62%	0.62%	0.62%	0.62%
Net investment income (loss)	0.28%(d)	0.20%	0.69%	(0.14)%	(0.18)%	0.32%
Portfolio turnover rate(e)	46%	97%	140%	173%	124%	82%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40

Financial Highlights—(continued)

Invesco Global Listed Private Equity ETF (PSP)

	Six Months Ended October 31, 2024 (Unaudited)	Years Ended April 30,
		2024	2023(a)	2022(a)	2021(a)	2020(a)
Per Share Operating Performance:
Net asset value at beginning of period	$63.36	$52.15	$56.25	$78.10	$46.55	$60.50
Net investment income(b)	1.41	1.45	1.40	2.05	1.50	2.60 (c)
Net realized and unrealized gain (loss) on investments	6.42	12.76	(4.65)	(15.85)	32.65	(11.80)
Total from investment operations	7.83	14.21	(3.25)	(13.80)	34.15	(9.20)
Distributions to shareholders from:
Net investment income	(4.03)	(3.00)	(0.85)	(8.05)	(2.60)	(4.75)
Net asset value at end of period	$67.16	$63.36	$52.15	$56.25	$78.10	$46.55
Market price at end of period(d)	$67.28	$63.19	$52.20	$56.35	$78.00	$46.60
Net Asset Value Total Return(e)	12.90%	28.08%	(5.65)%	(19.85)%	75.17%	(15.82)%
Market Price Total Return(e)	13.40%	27.62%	(5.73)%	(19.61)%	74.76%	(15.92)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$254,521	$236,970	$173,148	$195,125	$234,353	$141,534
Ratio to average net assets of:
Expenses, after Waivers(f)	0.65%(g)	0.68%	0.67%	0.65%	0.68%	0.63%
Expenses, prior to Waivers(f)	0.65%(g)	0.69%	0.67%	0.65%	0.69%	0.65%
Net investment income	4.31%(g)	2.56%	2.81%	2.73%	2.42%	4.47%(c)
Portfolio turnover rate(h)	17%	40%	38%	62%	47%	50%

(a)	Per share amounts have been adjusted to reflect a one-for-five reverse stock split effective after the close of business on July 14, 2023.
(b)	Based on average shares outstanding.
(c)
Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $0.33 and 2.82%, respectively.

(d)	The mean between the last bid and ask prices.
(e)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(g)	Annualized.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41

Financial Highlights—(continued)

Invesco Golden Dragon China ETF (PGJ)

	Six Months Ended October 31, 2024 (Unaudited)	Years Ended April 30,
		2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of period	$24.90	$26.81	$27.54	$63.49	$40.36	$42.08
Net investment income (loss)(a)	0.32	0.45	0.19	0.14	(0.12)	0.16
Net realized and unrealized gain (loss) on investments	2.82	(1.73)	(0.67)	(36.09)	23.36	(1.72)
Total from investment operations	3.14	(1.28)	(0.48)	(35.95)	23.24	(1.56)
Distributions to shareholders from:
Net investment income	(1.16)	(0.63)	(0.25)	-	(0.11)	(0.16)
Net asset value at end of period	$26.88	$24.90	$26.81	$27.54	$63.49	$40.36
Market price at end of period(b)	$26.88	$24.92	$26.82	$27.57	$63.52	$40.32
Net Asset Value Total Return(c)	13.41%	(4.85)%	(1.80)%	(56.62)%	57.61%	(3.67)%
Market Price Total Return(c)	13.32%	(4.81)%	(1.88)%	(56.60)%	57.84%	(3.83)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$162,349	$147,402	$200,541	$239,006	$274,295	$161,450
Ratio to average net assets of:
Expenses, after Waivers	0.70%(d)	0.71%	0.70%	0.70%	0.69%	0.70%(e)
Expenses, prior to Waivers	0.70%(d)	0.71%	0.74%	0.71%	0.69%	0.71%(e)
Net investment income (loss)	2.61%(d)	1.71%	0.69%	0.35%	(0.20)%	0.40%(e)
Portfolio turnover rate(f)	9%	38%	24%	42%	40%	30%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Ratios include non-recurring costs associated with a proxy statement of less than 0.005%.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42

Financial Highlights—(continued)

Invesco MSCI Sustainable Future ETF (ERTH)

	Six Months Ended October 31, 2024 (Unaudited)	Years Ended April 30,
		2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of period	$40.63	$46.55	$54.86	$74.89	$42.68	$45.03
Net investment income(a)	0.31	0.42	0.53	0.54	0.10	0.23
Net realized and unrealized gain (loss) on investments	1.62	(5.88)	(8.25)	(10.40)	32.29	(2.25)
Total from investment operations	1.93	(5.46)	(7.72)	(9.86)	32.39	(2.02)
Distributions to shareholders from:
Net investment income	(0.29)	(0.46)	(0.59)	(0.52)	(0.18)	(0.33)
Net realized gains	-	-	-	(9.65)	-	-
Total distributions	(0.29)	(0.46)	(0.59)	(10.17)	(0.18)	(0.33)
Net asset value at end of period	$42.27	$40.63	$46.55	$54.86	$74.89	$42.68
Market price at end of period(b)	$42.25	$40.36	$46.53	$54.67	$74.75	$42.74
Net Asset Value Total Return(c)	4.75%	(11.86)%	(14.22)%	(15.38)%	75.99%	(4.49)%
Market Price Total Return(c)	5.40%	(12.40)%	(13.95)%	(15.57)%	75.42%	(4.73)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$164,848	$180,805	$279,280	$386,737	$486,807	$224,059
Ratio to average net assets of:
Expenses, after Waivers	0.65%(d)	0.66%	0.61%(e)	0.55%	0.61%	0.65%
Expenses, prior to Waivers	0.68%(d)	0.66%	0.62%(e)	0.55%	0.61%	0.65%
Net investment income	1.45%(d)	0.92%	1.02%	0.83%	0.16%	0.51%
Portfolio turnover rate(f)	14%	29%	37%	30%	140%	75%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43

Financial Highlights—(continued)

Invesco S&P 500 BuyWrite ETF (PBP)

	Six Months Ended October 31, 2024 (Unaudited)	Years Ended April 30,
		2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of period	$21.96	$21.48	$22.09	$21.79	$17.45	$21.39
Net investment income(a)	0.13	0.25	0.26	0.21	0.23	0.33
Net realized and unrealized gain (loss) on investments	1.56	1.56	(0.60)	1.57	4.35	(3.05)
Total from investment operations	1.69	1.81	(0.34)	1.78	4.58	(2.72)
Distributions to shareholders from:
Net investment income	(1.12)	(0.26)	(0.27)	(0.24)	(0.24)	(0.36)
Net realized gains	-	-	-	(1.24)	-	(0.86)
Return of capital	-	(1.07)	-	-	-	-
Total distributions	(1.12)	(1.33)	(0.27)	(1.48)	(0.24)	(1.22)
Net asset value at end of period	$22.53	$21.96	$21.48	$22.09	$21.79	$17.45
Market price at end of period(b)	$22.53	$21.96	$21.47	$22.02	$21.76	$17.40
Net Asset Value Total Return(c)	7.81%	8.70%	(1.47)%	8.06%	26.40%	(13.62)%
Market Price Total Return(c)	7.81%	8.75%	(1.21)%	7.86%	26.59%	(13.85)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$90,118	$97,700	$93,419	$138,047	$167,818	$192,813
Ratio to average net assets of:
Expenses	0.29%(d)	0.43%	0.49%	0.49%	0.49%	0.49%
Net investment income	1.11%(d)	1.15%	1.26%	0.92%	1.19%	1.56%
Portfolio turnover rate(e)	4%	12%	38%	33%	19%	19%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44

Financial Highlights—(continued)

Invesco S&P 500® Quality ETF (SPHQ)

	Six Months Ended October 31, 2024 (Unaudited)	Years Ended April 30,
		2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of period	$58.31	$48.11	$46.37	$45.73	$33.61	$33.29
Net investment income(a)	0.37	0.80	0.82	0.70	0.63	0.61
Net realized and unrealized gain on investments	7.34	10.18	1.76	0.60	12.11	0.35
Total from investment operations	7.71	10.98	2.58	1.30	12.74	0.96
Distributions to shareholders from:
Net investment income	(0.37)	(0.78)	(0.84)	(0.66)	(0.62)	(0.64)
Net asset value at end of period	$65.65	$58.31	$48.11	$46.37	$45.73	$33.61
Market price at end of period(b)	$65.64	$58.30	$48.11	$46.36	$45.75	$33.62
Net Asset Value Total Return(c)	13.23%	22.97%	5.78%	2.76%	38.23%	3.03%
Market Price Total Return(c)	13.23%	22.95%	5.80%	2.70%	38.26%	3.03%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$11,384,359	$8,618,326	$4,817,491	$3,657,788	$2,670,218	$1,756,210
Ratio to average net assets of:
Expenses, after Waivers	0.15%(d)	0.15%	0.15%	0.15%	0.15%	0.15%
Expenses, prior to Waivers	0.20%(d)	0.23%	0.19%	0.19%	0.19%	0.21%
Net investment income	1.15%(d)	1.50%	1.82%	1.40%	1.59%	1.79%
Portfolio turnover rate(e)	33%	47%	65%	48%	57%	56%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45

Financial Highlights—(continued)

Invesco S&P Spin-Off ETF (CSD)

	Six Months Ended October 31, 2024 (Unaudited)	Years Ended April 30,
		2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of period	$68.31	$55.52	$56.87	$64.57	$34.38	$52.43
Net investment income(a)	0.04	0.31	0.50	0.38	0.33	0.58
Net realized and unrealized gain (loss) on investments	14.12	12.81	(1.40)	(7.63)	30.41	(18.08)
Total from investment operations	14.16	13.12	(0.90)	(7.25)	30.74	(17.50)
Distributions to shareholders from:
Net investment income	-	(0.33)	(0.45)	(0.45)	(0.55)	(0.55)
Net asset value at end of period	$82.47	$68.31	$55.52	$56.87	$64.57	$34.38
Market price at end of period(b)	$82.66	$68.35	$55.50	$56.92	$64.57	$34.41
Net Asset Value Total Return(c)	20.73%	23.69%	(1.53)%	(11.24)%	89.69%	(33.72)%
Market Price Total Return(c)	20.94%	23.80%	(1.65)%	(11.16)%	89.53%	(33.64)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$65,978	$56,013	$52,744	$64,836	$75,548	$58,447
Ratio to average net assets of:
Expenses, after Waivers	0.65%(d)	0.64%	0.65%	0.65%	0.65%	0.62%
Expenses, prior to Waivers	0.69%(d)	0.64%	0.71%	0.65%	0.68%	0.62%
Net investment income	0.11%(d)	0.51%	0.93%	0.60%	0.68%	1.27%
Portfolio turnover rate(e)	32%	84%	106%	68%	57%	55%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46

Financial Highlights—(continued)

Invesco Water Resources ETF (PHO)

	Six Months Ended October 31, 2024 (Unaudited)	Years Ended April 30,
		2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of period	$64.22	$52.60	$48.78	$52.18	$34.44	$34.67
Net investment income(a)	0.17	0.34	0.29	0.14	0.17	0.15
Net realized and unrealized gain (loss) on investments	4.02	11.62	3.82	(3.41)	17.74	(0.18)
Total from investment operations	4.19	11.96	4.11	(3.27)	17.91	(0.03)
Distributions to shareholders from:
Net investment income	(0.14)	(0.34)	(0.29)	(0.13)	(0.17)	(0.20)
Net asset value at end of period	$68.27	$64.22	$52.60	$48.78	$52.18	$34.44
Market price at end of period(b)	$68.27	$64.23	$52.58	$48.78	$52.17	$34.49
Net Asset Value Total Return(c)	6.53%	22.82%	8.46%	(6.29)%	52.15%	(0.07)%
Market Price Total Return(c)	6.51%	22.89%	8.42%	(6.27)%	51.90%	(0.01)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$2,223,486	$2,060,053	$1,742,190	$1,658,077	$1,604,412	$991,846
Ratio to average net assets of:
Expenses	0.59%(d)	0.59%	0.60%	0.59%	0.60%	0.60%
Net investment income	0.49%(d)	0.59%	0.58%	0.25%	0.39%	0.42%
Portfolio turnover rate(e)	11%	39%	32%	29%	22%	26%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

47

Financial Highlights—(continued)

Invesco WilderHill Clean Energy ETF (PBW)

	Six Months Ended October 31, 2024 (Unaudited)	Years Ended April 30,
		2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of period	$20.35	$35.43	$50.99	$87.86	$31.91	$28.30
Net investment income(a)	0.21	0.81	1.77	0.93	0.61	0.49
Net realized and unrealized gain (loss) on investments	(0.27)	(15.10)	(15.53)	(36.46)	55.82	3.73
Total from investment operations	(0.06)	(14.29)	(13.76)	(35.53)	56.43	4.22
Distributions to shareholders from:
Net investment income	(0.21)	(0.79)	(1.80)	(1.34)	(0.48)	(0.61)
Net asset value at end of period	$20.08	$20.35	$35.43	$50.99	$87.86	$31.91
Market price at end of period(b)	$20.09	$20.34	$35.41	$50.92	$87.72	$31.93
Net Asset Value Total Return(c)	(0.28)%	(41.06)%	(27.59)%	(40.88)%	176.87%	15.13%
Market Price Total Return(c)	(0.18)%	(41.06)%	(27.52)%	(40.86)%	176.26%	15.16%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$313,458	$301,723	$650,834	$1,070,268	$2,196,396	$247,876
Ratio to average net assets of:
Expenses	0.66%(d)	0.65%	0.66%	0.62%	0.61%	0.70%
Net investment income	2.04%(d)	2.64%	3.78%	1.23%	0.71%	1.57%
Portfolio turnover rate(e)	31%	53%	55%	60%	81%	40%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

48

Notes to Financial Statements
Invesco Exchange-Traded Fund Trust
October 31, 2024
(Unaudited)
NOTE 1—Organization
Invesco Exchange-Traded Fund Trust (the “Trust”) was organized as a Massachusetts business trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:

Full Name	Short Name
Invesco Aerospace & Defense ETF (PPA)	"Aerospace & Defense ETF"
Invesco Bloomberg Analyst Rating Improvers ETF (UPGD)	"Bloomberg Analyst Rating Improvers ETF"
Invesco Dorsey Wright Momentum ETF (PDP)	"Dorsey Wright Momentum ETF"
Invesco Global Listed Private Equity ETF (PSP)	"Global Listed Private Equity ETF"
Invesco Golden Dragon China ETF (PGJ)	"Golden Dragon China ETF"
Invesco MSCI Sustainable Future ETF (ERTH)	"MSCI Sustainable Future ETF"
Invesco S&P 500 BuyWrite ETF (PBP)	"S&P 500 BuyWrite ETF"
Invesco S&P 500® Quality ETF (SPHQ)	"S&P 500® Quality ETF"
Invesco S&P Spin-Off ETF (CSD)	"S&P Spin-Off ETF"
Invesco Water Resources ETF (PHO)	"Water Resources ETF"
Invesco WilderHill Clean Energy ETF (PBW)	"WilderHill Clean Energy ETF"
Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on the following exchanges:

Fund	Exchange
Aerospace & Defense ETF	NYSE Arca, Inc.
Bloomberg Analyst Rating Improvers ETF	NYSE Arca, Inc.
Dorsey Wright Momentum ETF	The Nasdaq Stock Market LLC
Global Listed Private Equity ETF	NYSE Arca, Inc.
Golden Dragon China ETF	The Nasdaq Stock Market LLC
MSCI Sustainable Future ETF	NYSE Arca, Inc.
S&P 500 BuyWrite ETF	Cboe BZX Exchange, Inc.
S&P 500® Quality ETF	NYSE Arca, Inc.
S&P Spin-Off ETF	NYSE Arca, Inc.
Water Resources ETF	The Nasdaq Stock Market LLC
WilderHill Clean Energy ETF	NYSE Arca, Inc.
The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit”, as set forth in each Fund’s prospectus. Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”), though each Fund reserves the right to issue and redeem Creation Units in exchange for cash. Except when aggregated in Creation Units by authorized participants (“APs”), the Shares are not individually redeemable securities of the Funds.

49

The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index
Aerospace & Defense ETF	SPADE® Defense Index
Bloomberg Analyst Rating Improvers ETF	Bloomberg ANR Improvers Index
Dorsey Wright Momentum ETF	Dorsey Wright® Technical Leaders Index
Global Listed Private Equity ETF	Red Rocks Global Listed Private Equity Index
Golden Dragon China ETF	NASDAQ Golden Dragon China Index
MSCI Sustainable Future ETF	MSCI Global Environment Select Index
S&P 500 BuyWrite ETF	CBOE S&P 500 BuyWrite IndexSM
S&P 500® Quality ETF	S&P 500® Quality Index
S&P Spin-Off ETF	S&P U.S. Spin-Off Index
Water Resources ETF	NASDAQ OMX US Water IndexSM
WilderHill Clean Energy ETF	WilderHill Clean Energy Index
NOTE 2—Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services—Investment Companies.
A.
Security Valuation - Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter ("OTC") market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day NAV per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment ("unreliable"). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the

50

indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price a Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, a Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the

51

determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of a Fund’s NAV and, accordingly, they reduce a Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.
C.
Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.
Dividends and Distributions to Shareholders - Each Fund (except Bloomberg Analyst Rating Improvers ETF, S&P 500 BuyWrite ETF and S&P Spin-Off ETF) declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. Bloomberg Analyst Rating Improvers ETF and S&P Spin-Off ETF declare and pay dividends from net investment income, if any, to shareholders annually and records such dividends on the ex-dividend date. S&P 500 BuyWrite ETF declares and pays dividends from net investment income, if any, to its shareholders monthly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

E.
Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, partnerships and passive foreign investment company adjustments, if any.
The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Foreign Withholding Taxes - Certain Funds are subject to foreign withholding tax imposed by certain foreign countries in which the Funds may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. Certain Funds may file withholding tax refunds in certain jurisdictions to seek to recover a portion of amounts previously withheld. Certain Funds will record a receivable for such tax refunds based on several factors including; an assessment of a jurisdiction’s legal obligation to pay reclaims, administrative practices and payment history. Any receivables recorded will be shown under receivables for Foreign tax reclaims on the Statements of Assets and Liabilities. There is no guarantee that a Fund will receive refunds applied for in a timely manner or at all.

As a result of recent court rulings in certain countries across the European Union, tax refunds for previously withheld taxes on dividends earned in those countries have been received by investment companies. Any tax refund payments are reflected as Foreign withholding tax claims in the Statements of Operations, and any related interest is included in Unaffiliated interest income. Certain Funds may incur fees paid to third party providers that assist in the recovery of the tax reclaims. These fees are excluded from the unitary management fee and are reflected on the Statements of Operations as Professional fees, if any. In the event tax refunds received by a Fund during the fiscal year exceed the foreign withholding taxes paid by a Fund for the year, and the Fund previously passed foreign tax credits on to its shareholders, the Fund intends to enter into a closing agreement with the Internal Revenue Service in order to pay the associated liability on behalf of the Funds’ shareholders. For the six months ended October 31, 2024, the Funds did not enter into any closing agreements.
G.
Expenses - Each Fund (except for Bloomberg Analyst Rating Improvers ETF and S&P 500 BuyWrite ETF) is responsible for all of its own expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal,

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audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, sub-licensing fees related to its respective Underlying Index, any distribution fees or expenses, litigation expenses, fees payable to the Trust’s Board members and officers who are not “interested persons” (as defined in the 1940 Act) of the Trust or the Adviser (the “Independent Trustees”), expenses incurred in connection with the Board members’ services, including travel expenses and legal fees of counsel for the Independent Trustees acquired fund fees and expenses, if any, and extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust or the Adviser (an "Interested Trustee"), or (iii) any other matters that directly benefit the Adviser).
Bloomberg Analyst Rating Improvers ETF and S&P 500 BuyWrite ETF have agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Fund, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser).
Expenses of the Trust that are directly identifiable to a specific Fund, including expenses that are excluded from a Fund’s unitary management fee (if applicable), are applied to that Fund. Expenses of the Trust that are not readily identifiable to a specific Fund, including expenses that are excluded from a Fund’s unitary management fee (if applicable), are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.
To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.
H.
Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.
Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

J.
Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income, net on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, serves as an affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNYM”) also serves as a securities lending

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agent. To the extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended October 31, 2024, each Fund (except for S&P 500 BuyWrite ETF) had affiliated securities lending transactions with Invesco. Fees paid to Invesco for securities lending agent services, which are included in Securities lending income, net on the Statements of Operations, were incurred by each applicable Fund as listed below:

Amount
Aerospace & Defense ETF	$5,254
Bloomberg Analyst Rating Improvers ETF	85,933
Dorsey Wright Momentum ETF	2,144
Global Listed Private Equity ETF	10,236
Golden Dragon China ETF	54,847
MSCI Sustainable Future ETF	6,236
S&P 500® Quality ETF	4,304
S&P Spin-Off ETF	445
Water Resources ETF	2,199
WilderHill Clean Energy ETF	278,565

K.
Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Each Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

Each Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which a Fund invests.
The performance of a Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause a Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that a Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of a Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statements of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.
Call Options Written - Certain Funds may write call options. A covered call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security or foreign currency at the stated exercise price during the option period. An uncovered call option exists without the ownership of the underlying security. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.

When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Statements of Assets and Liabilities. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. If a written covered call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written covered call option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the

54

premium originally received. Realized and unrealized gains and losses on call options written are included in the Statements of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Option contracts written. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing an uncovered call option is that the Fund may incur significant losses if the value of the written security exceeds the exercise price of the option.
M.
Swap Agreements - Certain Funds may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. These agreements may contain, among other conditions, events of default and termination events, and various covenants and representations such as provisions that require each Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of each Fund’s NAV over specific periods of time. If each Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.
In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the futures commission merchant ("FCM")) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statements of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Statements of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.
Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statements of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statements of Operations. Cash held as collateral is recorded as deposits with brokers on the Statements of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate, the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations, which could result in the Fund accruing additional expenses. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. Additionally, an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) includes credit related contingent features which allow Counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the Counterparty.
N.
Other Risks

ADR and GDR Risk. Certain Funds may invest in American depositary receipts (“ADRs”) and global depositary receipts (“GDRs”). ADRs are certificates that evidence ownership of shares of a foreign issuer and are alternatives to purchasing the underlying foreign securities directly in their national markets and currencies. GDRs are certificates issued by an international bank that generally are traded and denominated in the currencies of countries other than the home country of the issuer of the underlying shares. ADRs and GDRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency, political, economic and market risks, because their values depend on the performance of the non-dollar denominated underlying foreign securities. Moreover, ADRs and GDRs may not track the price of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading.
AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares.

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This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Additionally, investments in non-U.S. securities may have lower trading volumes or could experience extended market closures or trading halts. To the extent that a Fund invests in non-U.S. securities, it may face increased risks that APs may not be able to effectively create or redeem Creation Units, or that the Shares may be halted and/or delisted.
China Investment Risk. Investments in companies located or operating in Greater China (normally considered to be the geographical area that includes mainland China, Hong Kong, Macau and Taiwan) involve risks and considerations not typically associated with investments in the U.S. and other Western nations, such as greater government control over the economy; political, legal and regulatory uncertainty; nationalization, expropriation, or confiscation of property; lack of willingness or ability of the Chinese government to support the economies and markets of the Greater China region; lack of publicly available information and difficulty in obtaining information necessary for investigations into and/or litigation against Chinese companies, as well as in obtaining and/or enforcing judgments; limited legal remedies for shareholders; alteration or discontinuation of economic reforms; military conflicts and the risk of war, either internal or with other countries; public health emergencies resulting in market closures, travel restrictions, quarantines or other interventions; inflation, currency fluctuations and fluctuations in inflation and interest rates that may have negative effects on the economy and securities markets of Greater China; and Greater China’s dependency on the economies of other Asian countries, many of which are developing countries. Events in any one country within Greater China may impact the other countries in the region or Greater China as a whole. Export growth continues to be a major driver of China’s rapid economic growth. As a result, a reduction in spending on Chinese products and services, the institution of additional tariffs, sanctions, capital controls, embargoes, trade wars or other trade barriers (or the threat thereof), including as a result of trade tensions between China and the United States, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. In addition, actions by the U.S. government, such as delisting of certain Chinese companies from U.S. securities exchanges or otherwise restricting their operations in the U.S., may negatively impact the value of such securities held by a Fund. Further, health events may cause uncertainty and volatility in the Chinese economy, especially in the consumer discretionary (leisure, retail, gaming, tourism), industrials, and commodities sectors. Additionally, any difficulties of the Public Company Accounting Oversight Board (“PCAOB”) to inspect audit work papers and practices of PCAOB-registered accounting firms in China with respect to their audit work of U.S. reporting companies may impose significant additional risks associated with investments in China.
Clean Energy Industry Risk. For certain Funds, the risks of investing in the clean energy industry include the risks of focusing investments in the water, energy and environmental sectors, and adverse developments in these sectors may significantly affect the value of the Shares. Securities of companies in the clean energy industry are subject to swift price and supply fluctuations caused by events relating to international politics, the success of project development and tax and other governmental regulatory policies. Weak demand for the companies’ products or services or for clean energy products and services in general, may adversely affect a Fund’s performance. Obsolescence of existing technology, short product cycles, falling prices and profits, the supply of, and demand for, oil and gas, the price of oil and gas, competition from new market entrants and general economic conditions can significantly affect the clean energy industry. The clean energy industry is an emerging growth industry, and therefore shares of such companies may be more volatile and, historically, have been more volatile than shares of companies operating in other, more established industries. In addition, certain methods used to value companies involved in the alternative power and power technology sectors, particularly those companies that have not yet traded profitably, have not been in widespread use for a significant period of time. As a result, the use of these valuation methods may serve to increase further the volatility of certain alternative power and power technology company share prices.
Currency Risk. Because each Fund’s NAV is determined in U.S. dollars, a Fund’s NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar. Generally, an increase in the value of the U.S. dollar against a foreign currency will reduce the value of a security denominated in that foreign currency, thereby decreasing a Fund’s overall NAV. Exchange rates may be volatile and may change quickly and unpredictably in response to both global economic developments and economic conditions, causing an adverse impact on a Fund. As a result, investors have the potential for losses regardless of the length of time they intend to hold Shares.
Emerging Markets Investment Risk. For certain Funds, investments in the securities of issuers in emerging market countries involve risks often not associated with investments in the securities of issuers in developed countries. Securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. In addition, information about such companies may be less available and reliable. Emerging markets usually are subject to greater market volatility, political, social and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than are more developed markets. Securities law in many emerging market countries is relatively new and

56

unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably, and the ability to bring and enforce actions, or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent and subject to sudden change. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information. In addition, lack of relevant data and reliable public information, including financial information, about securities in emerging markets may contribute to incorrect weightings and data and computational errors when a Fund’s index provider selects securities for inclusion in the Fund’s Underlying Index or rebalances the Underlying Index.
Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.
Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Foreign securities are also subject to the risks of expropriation, nationalization, political instability or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. To the extent a Fund invests in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund’s returns. From time to time, certain companies in which the Funds invest may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. Government and the United Nations and/or in countries the U.S. Government identified as state sponsors of terrorism. One or more of these companies may be subject to constraints under U.S. law or regulations that could negatively affect the company’s performance. Additionally, one or more of these companies could suffer damage to its reputation if the market identifies it as a company that invests or deals with countries that the U.S. Government identifies as state sponsors of terrorism or subjects to sanctions.
Index Risk. Unlike many investment companies that are "actively managed", each Fund is a "passive" investor and therefore does not utilize an investing strategy that seeks returns in excess of its respective Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. If a specific security is removed from an Underlying Index, its respective Fund may be forced to sell such security at an inopportune time or for a price lower than the security’s current market value. An Underlying Index may not contain the appropriate mix of securities for any particular economic cycle. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule. Further, unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the impact of periods of market volatility or market decline. This means that, based on certain market and economic conditions, a Fund’s performance could be lower than other types of funds with investment advisers that actively manage their portfolio assets to take advantage of market opportunities or defend against market events.
Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or

57

viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.
Investments in Business Development Companies (“BDCs”) Risk. Certain Funds invest in BDCs. There are certain risks inherent in investing in BDCs, whose principal business is to invest in, and lend capital or provide services to, privately held companies. BDCs generally invest in less mature private companies, which involve greater risk than well-established publicly traded companies. Generally, little public information exists for private and thinly traded companies, and there is a risk that investors may not be able to make a fully informed evaluation of a BDC and its portfolio of investments. In addition, investments made by BDCs generally are subject to legal and other restrictions on resale and otherwise are less liquid than publicly traded securities. With respect to a BDC’s investment in debt instruments, there is a risk that the issuer may default on its payments or declare bankruptcy. Investment advisers to BDCs may be entitled to compensation based on the BDC’s performance, which may result in riskier or more speculative investments in an effort to maximize incentive compensation and higher fees. In addition, to the extent that a Fund invests a portion of its assets in BDCs, a shareholder in the Fund not only will bear his or her proportionate share of the expenses of the Fund, but also will bear indirectly the expenses of the BDCs.
Listed Private Equity Companies Risk. There are certain risks inherent in investing in listed private equity companies, which encompass financial institutions or vehicles whose principal business is to invest in and lend capital to or provide services to privately held companies. Generally, little public information exists for private and thinly traded companies, and there is a risk that investors may not be able to make a fully informed investment decision. A Fund is also subject to the underlying risks which affect the listed private equity companies in which the financial institutions or vehicles held by the Fund invest. Listed private equity companies are subject to various risks depending on their underlying investments, which include additional liquidity risk, industry risk, foreign security risk, currency risk, valuation risk and credit risk. Listed private equity companies may have relatively concentrated investment portfolios, consisting of a relatively small number of holdings, which may be adversely impacted by the poor performance of a small number of investments. By investing in companies in the capital markets whose business is to lend money, there is a risk that the issuer may default on its payments or declare bankruptcy.
Market Risk. Securities in each Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in an Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises or other events could result in increased premiums or discounts to each Fund’s NAV.
Momentum Investing Risk. For certain Funds, the momentum style of investing is subject to the risk that the securities may be more volatile than the market as a whole, or that the returns on securities that previously have exhibited price momentum are less than returns on other styles of investing. Momentum can turn quickly, and stocks that previously have exhibited high momentum may not experience continued positive momentum. In addition, there may be periods when the momentum style of investing is out of favor and therefore, the investment performance of a Fund may suffer.
Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.
Non-Diversified Fund Risk. Because Aerospace & Defense ETF, Golden Dragon China ETF, S&P Spin-Off ETF and Water Resources ETF are non-diversified, and to the extent certain Funds become non-diversified, and can invest a greater portion of their respective assets in securities of individual issuers than can a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.
Portfolio Turnover Risk. Certain Funds may engage in frequent trading of their portfolio securities in connection with the rebalancing or adjustment of their respective Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for a Fund. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to a Fund’s shareholders, a Fund will seek to utilize the in-kind creation and redemption mechanism to minimize the realization of capital gains to the extent possible.
REIT Risk. REITs are pooled investment vehicles that trade like stocks and invest substantially all of their assets in real estate and may qualify for special tax considerations. REITs are subject to certain risks inherent in the direct ownership of real estate, including without limitation, a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers. Further, failure of a company to qualify as a REIT under federal tax law may have adverse consequences to the REIT’s shareholders. In addition, REITs may have expenses, including advisory and administration expenses, and REIT shareholders will incur a proportionate share of the underlying expenses.
Small- and Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary,

58

sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.
Thematic Investing Risk. Certain Funds rely on the index provider for its Underlying Index to identify securities that provide exposure to specific environmental themes, as set forth in the Underlying Index methodology.  The Fund’s performance may suffer if such securities are not correctly identified. Performance may also suffer if the securities included in an Underlying Index do not benefit from the development of the applicable environmental theme. Further, to the extent that the index provider evaluates environmental, social and governance ("ESG") factors as part of an Underlying Index’s methodology, there is a risk that information used by the index provider to evaluate these ESG factors may not be readily available, complete or accurate. This could negatively impact the index provider’s ability to apply its ESG standards when compiling the Underlying Index, and which may negatively impact the Fund’s performance. Performance may also be impacted by the inclusion of non-theme relevant exposures in the Underlying Index. There is no guarantee that the Underlying Index will reflect complete exposure to any particular environmental theme.
NOTE 3—Investment Advisory Agreements and Other Agreements
The Trust has entered into Investment Advisory Agreements with the Adviser on behalf of the Funds, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services. Pursuant to an Investment Advisory Agreement, each Fund (except for Bloomberg Analyst Rating Improvers ETF, S&P 500 BuyWrite ETF and S&P 500® Quality ETF) accrues daily and pays monthly to the Adviser an annual fee of 0.50% of the Fund’s average daily net assets. S&P 500® Quality ETF accrues daily and pays monthly to the Adviser an annual fee of 0.15% of the Fund’s average daily net assets.
Pursuant to another Investment Advisory Agreement, Bloomberg Analyst Rating Improvers ETF and S&P 500 BuyWrite ETF accrue daily and pay monthly to the Adviser an annual unitary management fee of 0.40% and 0.29%, respectively, of the Fund’s average daily net assets. Out of the unitary management fee, the Adviser pays for substantially all expenses of Bloomberg Analyst Rating Improvers ETF and S&P 500 BuyWrite ETF, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser).
The Trust also has entered into an Amended and Restated Excess Expense Agreement (the “Expense Agreement”) with the Adviser on behalf of each Fund (except Bloomberg Analyst Rating Improvers ETF and S&P 500 BuyWrite ETF), pursuant to which the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes, acquired fund fees and expenses, if any, and extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser)) of each Fund (except for Bloomberg Analyst Rating Improvers ETF, S&P 500 BuyWrite ETF and S&P 500® Quality ETF) from exceeding 0.60% of the Fund’s average daily net assets per year (the “Expense Cap”), through at least August 31, 2026. The Expense Cap (including sub-licensing fees) for S&P 500® Quality ETF is 0.15% of the Fund’s average daily net assets per year through at least August 31, 2026. Unless the Adviser continues the Expense Agreement, it will terminate on August 31, 2026. During its term, the Expense Agreement cannot be terminated or amended to increase the Expense Cap without approval of the Board of Trustees. The Adviser did not waive fees and/or pay Fund expenses during the period under this Expense Cap for Aerospace & Defense ETF, Dorsey Wright Momentum ETF, Global Listed Private Equity ETF, Golden Dragon China ETF, Water Resources ETF and WilderHill Clean Energy ETF.
Further, through at least August 31, 2026, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. This waiver does not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date. This waiver is not subject to recapture by the Adviser.
For the six months ended October 31, 2024, the Adviser waived fees and/or paid Fund expenses for each Fund in the following amounts:
Aerospace & Defense ETF	$711
Bloomberg Analyst Rating Improvers ETF	8
Dorsey Wright Momentum ETF	443
Global Listed Private Equity ETF	472
Golden Dragon China ETF	119
MSCI Sustainable Future ETF	23,908
S&P 500 BuyWrite ETF	40

59

S&P 500® Quality ETF	$2,713,351
S&P Spin-Off ETF	11,141
Water Resources ETF	736
WilderHill Clean Energy ETF	149
The fees waived and/or expenses borne by the Adviser, pursuant to the Expense Cap, are subject to recapture by the Adviser for up to three years from the date the fees were waived or the expenses were incurred, but no recapture payment will be made by the Funds if it would result in the Funds exceeding (i) the Expense Cap or (ii) the expense cap in effect at the time the fees and/or expenses subject to recapture were waived and/or borne by the Adviser.
For the following Funds, the amounts available for potential future recapture by the Adviser under the Expense Agreement and the expiration schedule at October 31, 2024 are as follows:

	Total Potential Recapture Amounts	Potential Recapture Amounts Expiring
		4/30/25	4/30/26	4/30/27	10/31/27
Golden Dragon China ETF	$81,755	$-	$80,580	$1,175	$-
MSCI Sustainable Future ETF	23,835	-	-	-	23,835
S&P 500® Quality ETF	10,173,979	652,486	1,633,585	5,177,966	2,709,942
S&P Spin-Off ETF	24,780	-	409	13,246	11,125
The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.
The Adviser has entered into a licensing agreement on behalf of each Fund with the following entities (each, a “Licensor”):

Fund	Licensor
Aerospace & Defense ETF	SPADE Indexes
Bloomberg Analyst Rating Improvers ETF	Bloomberg Index Services Limited
Dorsey Wright Momentum ETF	Dorsey Wright & Associates, LLC
Global Listed Private Equity ETF	Red Rocks Capital, LLC
Golden Dragon China ETF	Nasdaq, Inc.
MSCI Sustainable Future ETF	MSCI, Inc.
S&P 500 BuyWrite ETF	S&P Dow Jones Indices LLC
S&P 500® Quality ETF	S&P Dow Jones Indices LLC
S&P Spin-Off ETF	S&P Dow Jones Indices LLC
Water Resources ETF	Nasdaq, Inc.
WilderHill Clean Energy ETF	WilderHill
Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds (except for Bloomberg Analyst Rating Improvers ETF and S&P 500 BuyWrite ETF) are required to pay the sub-licensing fees that are shown on the Statements of Operations. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.
The Trust has entered into service agreements whereby BNYM, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.
For the six months ended October 31, 2024, the Funds incurred brokerage commissions with Invesco Capital Markets, Inc. ("ICMI"), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Funds, as listed below:
Aerospace & Defense ETF	$39,666
Bloomberg Analyst Rating Improvers ETF	17,837
Dorsey Wright Momentum ETF	51,366
Global Listed Private Equity ETF	7,825
Golden Dragon China ETF	11,454
MSCI Sustainable Future ETF	8,124
S&P 500 BuyWrite ETF	9
S&P 500® Quality ETF	120,459
S&P Spin-Off ETF	6,850

60

Water Resources ETF	$365
WilderHill Clean Energy ETF	146,499
Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.
NOTE 4—Security Transactions with Affiliated Funds
Each Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Invesco ETF from or to another fund that is or could be considered an "affiliated person" by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s "current market price", as provided for in these procedures and Rule 17a-7.
For the six months ended October 31, 2024, the following Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains*
S&P 500 BuyWrite ETF	$63,022	$-	$-

*	Net realized gains (losses) from securities sold to affiliates are included in net realized gain (loss) from investment securities in the Statements of Operations.
NOTE 5—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events cause market movements to occur after the close of the relevant foreign securities markets, foreign securities held by certain Funds may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of October 31, 2024, for each Fund (except for S&P 500 BuyWrite ETF). As of October 31, 2024, all of the securities in S&P 500 BuyWrite ETF were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The value of options held in S&P 500 BuyWrite ETF was based on Level 1 inputs. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Aerospace & Defense ETF
Investments in Securities
Common Stocks & Other Equity Interests	$4,369,640,604	$-	$-	$4,369,640,604
Money Market Funds	4,752,644	122,473,025	-	127,225,669
Total Investments	$4,374,393,248	$122,473,025	$-	$4,496,866,273
Bloomberg Analyst Rating Improvers ETF
Investments in Securities
Common Stocks & Other Equity Interests	$109,873,792	$-	$-	$109,873,792
Money Market Funds	47,263	15,183,336	-	15,230,599
Total Investments	$109,921,055	$15,183,336	$-	$125,104,391

61

	Level 1	Level 2	Level 3	Total
Dorsey Wright Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,279,408,703	$-	$-	$1,279,408,703
Money Market Funds	1,260,752	72,499,116	-	73,759,868
Total Investments	$1,280,669,455	$72,499,116	$-	$1,353,168,571
Global Listed Private Equity ETF
Investments in Securities
Common Stocks & Other Equity Interests	$212,763,411	$-	$-	$212,763,411
Closed-End Funds	41,258,178	-	-	41,258,178
Money Market Funds	22,227	48,783,986	-	48,806,213
Total Investments	$254,043,816	$48,783,986	$-	$302,827,802
Golden Dragon China ETF
Investments in Securities
Common Stocks & Other Equity Interests	$162,297,550	$-	$-	$162,297,550
Money Market Funds	183,713	53,889,059	-	54,072,772
Total Investments	$162,481,263	$53,889,059	$-	$216,370,322
MSCI Sustainable Future ETF
Investments in Securities
Common Stocks & Other Equity Interests	$78,774,413	$85,845,676	$-	$164,620,089
Money Market Funds	190,913	25,273,731	-	25,464,644
Total Investments	$78,965,326	$111,119,407	$-	$190,084,733
S&P 500® Quality ETF
Investments in Securities
Common Stocks & Other Equity Interests	$11,373,284,486	$-	$-	$11,373,284,486
Money Market Funds	8,905,358	10,023,045	-	18,928,403
Total Investments	$11,382,189,844	$10,023,045	$-	$11,392,212,889
S&P Spin-Off ETF
Investments in Securities
Common Stocks & Other Equity Interests	$65,972,259	$-	$-	$65,972,259
Money Market Funds	51,016	9,866,318	-	9,917,334
Total Investments	$66,023,275	$9,866,318	$-	$75,889,593
Water Resources ETF
Investments in Securities
Common Stocks & Other Equity Interests	$2,221,812,207	$-	$-	$2,221,812,207
Money Market Funds	2,287,069	76,822,970	-	79,110,039
Total Investments	$2,224,099,276	$76,822,970	$-	$2,300,922,246
WilderHill Clean Energy ETF
Investments in Securities
Common Stocks & Other Equity Interests	$313,132,725	$-	$-	$313,132,725
Money Market Funds	473,530	80,804,093	-	81,277,623
Total Investments	$313,606,255	$80,804,093	$-	$394,410,348
NOTE 6—Derivative Investments
The Funds may enter into an ISDA Master Agreement under which a Fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Funds do not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statements of Assets and Liabilities.

62

Value of Derivative Investments at Period-End
The table below summarizes the value of each Fund’s derivative investments, detailed by primary risk exposure, held as of October 31, 2024:
Value
S&P 500 BuyWrite ETF
Derivative Liabilities	Equity Risk
Options written, at value - Exchange-Traded	$(505,600)
Derivatives not subject to master netting agreements	505,600
Total Derivative Liabilities subject to master netting agreements	$-
Effect of Derivative Investments for the Six-Month Period Ended October 31, 2024
The table below summarizes each Fund’s gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statements of Operations
	Global Listed Private Equity ETF	S&P 500 BuyWrite ETF
	Equity Risk
Realized Gain (Loss):
Options written	$-	$(6,957,726)
Swap agreements	(122,364)	-
Change in Net Unrealized Appreciation:
Options written	-	1,186,145
Swap agreements	25,344	-
Total	$(97,020)	$(5,771,581)
The table below summarizes the average notional value of derivatives held during the period.

	Average Notional Value
	Global Listed Private Equity ETF	S&P 500 BuyWrite ETF
Options written	$-	$94,648,714
Swap agreements	1,011,536	-
NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.
Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Funds had capital loss carryforwards as of April 30, 2024, as follows:

	No expiration
	Short-Term	Long-Term	Total*
Aerospace & Defense ETF	$15,527,011	$16,284,149	$31,811,160
Bloomberg Analyst Rating Improvers ETF	33,710,322	31,739,225	65,449,547
Dorsey Wright Momentum ETF	871,617,507	-	871,617,507
Global Listed Private Equity ETF	36,920,418	79,855,677	116,776,095
Golden Dragon China ETF	56,785,975	266,014,079	322,800,054
MSCI Sustainable Future ETF	12,071,579	42,600,803	54,672,382
S&P 500 BuyWrite ETF	1,189,219	1,822,223	3,011,442

63

	No expiration
	Short-Term	Long-Term	Total*
S&P 500® Quality ETF	$461,472,818	$172,140,386	$633,613,204
S&P Spin-Off ETF	59,945,280	95,581,869	155,527,149
Water Resources ETF	190,140,453	144,515,190	334,655,643
WilderHill Clean Energy ETF	519,179,432	813,454,355	1,332,633,787

*
Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8—Investment Transactions
For the six months ended October 31, 2024, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales
Aerospace & Defense ETF	$325,829,570	$319,221,634
Bloomberg Analyst Rating Improvers ETF	108,207,412	105,865,889
Dorsey Wright Momentum ETF	606,310,651	606,517,427
Global Listed Private Equity ETF	40,914,907	49,500,314
Golden Dragon China ETF	12,060,323	17,227,924
MSCI Sustainable Future ETF	24,065,629	27,321,510
S&P 500 BuyWrite ETF	4,159,839	15,176,021
S&P 500® Quality ETF	3,427,105,459	3,448,301,373
S&P Spin-Off ETF	19,556,552	19,408,025
Water Resources ETF	248,112,590	244,385,422
WilderHill Clean Energy ETF	99,254,366	98,941,814
For the six months ended October 31, 2024, in-kind transactions associated with creations and redemptions were as follows:

	In-kind Purchases	In-kind Sales
Aerospace & Defense ETF	$1,084,846,347	$259,344,368
Bloomberg Analyst Rating Improvers ETF	35,154,035	46,273,580
Dorsey Wright Momentum ETF	511,881,579	554,897,691
Global Listed Private Equity ETF	9,314,269	4,746,277
Golden Dragon China ETF	38,747,574	28,066,618
MSCI Sustainable Future ETF	-	19,476,060
S&P 500 BuyWrite ETF	1,155,913	11,325,603
S&P 500® Quality ETF	4,851,041,434	3,158,086,029
S&P Spin-Off ETF	6,686,106	7,853,017
Water Resources ETF	374,222,199	343,567,684
WilderHill Clean Energy ETF	168,697,430	146,030,507
Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.
As of October 31, 2024, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost
Aerospace & Defense ETF	$961,264,273	$(134,669,470)	$826,594,803	$3,670,271,470
Bloomberg Analyst Rating Improvers ETF	8,182,467	(3,407,295)	4,775,172	120,329,219
Dorsey Wright Momentum ETF	299,763,763	(16,963,366)	282,800,397	1,070,368,174
Global Listed Private Equity ETF	51,813,153	(32,529,941)	19,283,212	283,544,590
Golden Dragon China ETF	10,929,968	(80,334,947)	(69,404,979)	285,775,301
MSCI Sustainable Future ETF	21,317,094	(71,352,641)	(50,035,547)	240,120,280
S&P 500 BuyWrite ETF	30,628,239	(22,364,215)	8,264,024	81,844,453
S&P 500® Quality ETF	1,515,143,441	(304,159,814)	1,210,983,627	10,181,229,262

64

	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost
S&P Spin-Off ETF	$20,776,814	$(5,890,532)	$14,886,282	$61,003,311
Water Resources ETF	510,802,717	(28,171,140)	482,631,577	1,818,290,669
WilderHill Clean Energy ETF	21,100,996	(311,538,739)	(290,437,743)	684,848,091
NOTE 9—Trustees’ and Officer’s Fees
Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees and an Officer of the Trust. The Adviser, as a result of the unitary management fee, pays for such compensation for Bloomberg Analyst Rating Improvers ETF and S&P 500 BuyWrite ETF. Interested Trustees do not receive any Trustees’ fees.
The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco Funds. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.
NOTE 10—Capital
Shares are issued and redeemed by each Fund only in Creation Units as discussed in Note 1. Only APs are permitted to purchase or redeem Creation Units from the Funds.
To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.
Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.
Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

65

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.

66

©2024 Invesco Capital Management LLC
3500 Lacey Road, Suite 700
Downers Grove, IL 60515
P-SPEC-NCSRS
invesco.com/ETFs

Invesco Semi-Annual Financial Statements and Other Information
October 31, 2024
RPG	Invesco S&P 500® Pure Growth ETF
RPV	Invesco S&P 500® Pure Value ETF
XLG	Invesco S&P 500® Top 50 ETF
RFG	Invesco S&P MidCap 400® Pure Growth ETF
RFV	Invesco S&P MidCap 400® Pure Value ETF
RZG	Invesco S&P SmallCap 600® Pure Growth ETF
RZV	Invesco S&P SmallCap 600® Pure Value ETF

2

Invesco S&P 500® Pure Growth ETF (RPG)
October 31, 2024
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Communication Services-7.06%
Alphabet, Inc., Class A	73,560	$12,586,852
Alphabet, Inc., Class C	61,899	10,689,338
Live Nation Entertainment, Inc.(b)	243,294	28,499,459
Meta Platforms, Inc., Class A	54,715	31,055,140
Netflix, Inc.(b)	22,909	17,319,891
		100,150,680
Consumer Discretionary-25.92%
Amazon.com, Inc.(b)	92,512	17,244,237
Booking Holdings, Inc.	7,637	35,712,521
Chipotle Mexican Grill, Inc.(b)	347,749	19,393,962
D.R. Horton, Inc.	149,573	25,277,837
Deckers Outdoor Corp.(b)	152,832	24,589,141
Expedia Group, Inc.(b)	123,966	19,377,125
Hilton Worldwide Holdings, Inc.	107,425	25,228,761
lululemon athletica, inc.(b)	38,187	11,375,907
Marriott International, Inc., Class A	99,008	25,744,060
Norwegian Cruise Line Holdings Ltd.(b)	816,744	20,696,293
NVR, Inc.(b)	2,197	20,108,724
PulteGroup, Inc.	225,190	29,168,861
Ross Stores, Inc.	88,445	12,357,535
Royal Caribbean Cruises Ltd.	227,297	46,902,736
Tesla, Inc.(b)	81,768	20,429,735
Wynn Resorts Ltd.	146,656	14,081,909
		367,689,344
Energy-5.78%
APA Corp.	531,420	12,541,512
Diamondback Energy, Inc.	110,232	19,485,711
Hess Corp.	96,567	12,986,330
Targa Resources Corp.	221,192	36,930,216
		81,943,769
Financials-5.28%
Arch Capital Group Ltd.(b)	227,901	22,461,922
Corpay, Inc.(b)	46,862	15,451,339
KKR & Co., Inc., Class A	267,136	36,928,881
		74,842,142
Health Care-1.78%
Eli Lilly and Co.	18,049	14,975,977
West Pharmaceutical Services, Inc.	33,437	10,296,256
		25,272,233
Industrials-11.52%
Axon Enterprise, Inc.(b)	58,414	24,738,329
Builders FirstSource, Inc.(b)	146,634	25,133,068
Copart, Inc.(b)	358,318	18,442,627
Fortive Corp.	203,441	14,531,791
Old Dominion Freight Line, Inc.	63,006	12,684,368
TransDigm Group, Inc.	9,464	12,324,967
Uber Technologies, Inc.(b)	414,632	29,874,235
United Rentals, Inc.	31,574	25,663,347
		163,392,732
Information Technology-39.14%
Adobe, Inc.(b)	23,691	11,326,193
Advanced Micro Devices, Inc.(b)	159,025	22,910,732
Apple, Inc.	45,670	10,317,310
	Shares	Value
Information Technology-(continued)
Applied Materials, Inc.	106,397	$19,319,567
Arista Networks, Inc.(b)	111,494	43,085,741
Broadcom, Inc.	131,892	22,391,305
Cadence Design Systems, Inc.(b)	53,781	14,850,010
CrowdStrike Holdings, Inc., Class A(b)	88,750	26,347,212
Fair Isaac Corp.(b)	9,190	18,316,681
Fortinet, Inc.(b)	226,182	17,791,476
Gartner, Inc.(b)	21,124	10,614,810
GoDaddy, Inc., Class A(b)	64,492	10,757,266
Intuit, Inc.	28,521	17,406,366
KLA Corp.	38,605	25,719,809
Lam Research Corp.	195,386	14,526,949
Microsoft Corp.	34,969	14,209,653
Monolithic Power Systems, Inc.	42,103	31,968,808
NVIDIA Corp.	521,578	69,244,695
Oracle Corp.	113,634	19,072,331
Palantir Technologies, Inc., Class A(b)	766,786	31,867,626
Palo Alto Networks, Inc.(b)	69,281	24,964,023
Salesforce, Inc.	48,978	14,270,720
ServiceNow, Inc.(b)	28,427	26,522,107
Super Micro Computer, Inc.(b)(c)	315,481	9,183,652
Synopsys, Inc.(b)	23,741	12,193,615
Tyler Technologies, Inc.(b)	26,449	16,017,250
		555,195,907
Materials-1.36%
Celanese Corp.	153,740	19,366,628
Utilities-2.12%
Vistra Corp.	240,337	30,032,511
Total Common Stocks & Other Equity Interests (Cost $1,108,903,097)		1,417,885,946
Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 4.77%(d)(e) (Cost $624,074)	624,074	624,074
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.00% (Cost $1,109,527,171)		1,418,510,020
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.56%
Invesco Private Government Fund, 4.84%(d)(e)(f)	2,172,451	2,172,451
Invesco Private Prime Fund, 4.99%(d)(e)(f)	5,748,999	5,750,724
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $7,923,280)		7,923,175
TOTAL INVESTMENTS IN SECURITIES-100.56% (Cost $1,117,450,451)		1,426,433,195
OTHER ASSETS LESS LIABILITIES-(0.56)%		(7,961,400)
NET ASSETS-100.00%		$1,418,471,795
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco S&P 500® Pure Growth ETF (RPG)—(continued)
October 31, 2024
(Unaudited)
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2024.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2024.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$146,705	$7,829,467	$(7,352,098)	$-	$-	$624,074	$18,860
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	29,575,383	233,764,204	(261,167,136)	-	-	2,172,451	318,033 *
Invesco Private Prime Fund	76,068,511	399,008,073	(469,326,493)	6,315	(5,682)	5,750,724	869,273 *
Total	$105,790,599	$640,601,744	$(737,845,727)	$6,315	$(5,682)	$8,547,249	$1,206,166

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco S&P 500® Pure Value ETF (RPV)
October 31, 2024
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.90%
Communication Services-6.09%
AT&T, Inc.	834,071	$18,799,960
Fox Corp., Class A(b)	271,717	11,412,114
Fox Corp., Class B	145,323	5,661,784
News Corp., Class A	300,502	8,188,679
News Corp., Class B(b)	90,143	2,617,753
Paramount Global, Class B	3,398,274	37,177,118
Verizon Communications, Inc.	280,929	11,835,539
Warner Bros. Discovery, Inc.(c)	3,081,603	25,053,432
		120,746,379
Consumer Discretionary-13.45%
Best Buy Co., Inc.	269,253	24,348,549
BorgWarner, Inc.(b)	734,571	24,703,623
CarMax, Inc.(b)(c)	404,779	29,297,904
Ford Motor Co.	4,272,805	43,967,163
General Motors Co.	1,779,816	90,343,460
LKQ Corp.(b)	200,212	7,365,799
Mohawk Industries, Inc.(c)	346,403	46,511,531
		266,538,029
Consumer Staples-10.63%
Archer-Daniels-Midland Co.	335,741	18,536,261
Bunge Global S.A.	357,425	30,030,848
Conagra Brands, Inc.	367,273	10,628,881
Kraft Heinz Co. (The)	523,851	17,528,054
Kroger Co. (The)	672,204	37,488,817
Molson Coors Beverage Co., Class B(b)	275,756	15,020,429
Sysco Corp.	133,247	9,986,863
Target Corp.	71,915	10,790,127
Tyson Foods, Inc., Class A	728,124	42,660,785
Walgreens Boots Alliance, Inc.(b)	1,907,695	18,046,795
		210,717,860
Energy-4.69%
Chevron Corp.	59,009	8,781,719
EQT Corp.	291,446	10,649,437
Kinder Morgan, Inc.	497,548	12,194,902
Phillips 66	223,963	27,283,173
Valero Energy Corp.	262,170	34,019,179
		92,928,410
Financials-33.29%
Allstate Corp. (The)	61,489	11,468,928
American International Group, Inc.	253,575	19,241,271
Assurant, Inc.	64,741	12,410,850
Bank of America Corp.	500,728	20,940,445
Bank of New York Mellon Corp. (The)	283,224	21,343,761
Berkshire Hathaway, Inc., Class B(c)	166,221	74,952,373
Capital One Financial Corp.	171,798	27,966,996
Cincinnati Financial Corp.	86,011	12,112,929
Citigroup, Inc.	666,944	42,797,796
Citizens Financial Group, Inc.	953,642	40,167,401
Everest Group Ltd.	28,331	10,074,787
Fifth Third Bancorp	304,143	13,284,966
Franklin Resources, Inc.(b)	584,994	12,150,325
Goldman Sachs Group, Inc. (The)	30,596	15,842,303
Hartford Financial Services Group, Inc. (The)	132,691	14,654,394
	Shares	Value
Financials-(continued)
Huntington Bancshares, Inc.	1,189,660	$18,546,799
Invesco Ltd.(d)	2,153,519	37,342,020
KeyCorp(b)	1,024,283	17,668,882
Loews Corp.	259,041	20,453,877
M&T Bank Corp.	128,970	25,107,880
MetLife, Inc.	174,109	13,653,628
PNC Financial Services Group, Inc. (The)	69,253	13,038,262
Principal Financial Group, Inc.	120,100	9,896,240
Prudential Financial, Inc.	173,716	21,276,736
Regions Financial Corp.	756,035	18,046,555
State Street Corp.	198,802	18,448,826
Synchrony Financial	479,727	26,452,147
Travelers Cos., Inc. (The)	45,060	11,082,056
Truist Financial Corp.	619,234	26,658,024
U.S. Bancorp	231,576	11,187,437
Wells Fargo & Co.	331,189	21,500,790
		659,769,684
Health Care-12.74%
Cardinal Health, Inc.	214,360	23,262,347
Cencora, Inc.(b)	116,573	26,587,970
Centene Corp.(c)	463,221	28,840,140
Cigna Group (The)	81,683	25,714,625
CVS Health Corp.	551,475	31,136,279
Elevance Health, Inc.	21,084	8,555,044
Henry Schein, Inc.(b)(c)	135,447	9,512,443
Humana, Inc.	19,547	5,039,803
McKesson Corp.	51,619	25,839,955
Universal Health Services, Inc., Class B	116,446	23,791,082
Viatris, Inc.	3,810,387	44,200,489
		252,480,177
Industrials-6.35%
C.H. Robinson Worldwide, Inc.	103,664	10,681,539
FedEx Corp.	37,044	10,144,499
Southwest Airlines Co.(b)	690,683	21,121,086
Stanley Black & Decker, Inc.	126,126	11,722,150
United Airlines Holdings, Inc.(c)	921,291	72,100,234
		125,769,508
Information Technology-1.89%
Hewlett Packard Enterprise Co.	1,397,002	27,227,569
HP, Inc.	289,120	10,269,542
		37,497,111
Materials-7.18%
Albemarle Corp.(b)	77,613	7,352,279
Corteva, Inc.	185,014	11,271,053
Dow, Inc.(b)	212,147	10,475,819
Eastman Chemical Co.	105,875	11,126,404
International Flavors & Fragrances, Inc.	150,511	14,965,309
International Paper Co.(b)	542,472	30,128,895
LyondellBasell Industries N.V., Class A	103,226	8,965,178
Mosaic Co. (The)	614,353	16,440,086
Smurfit WestRock PLC	610,273	31,429,060
		142,154,083
Real Estate-0.46%
Alexandria Real Estate Equities, Inc.	82,298	9,180,342
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco S&P 500® Pure Value ETF (RPV)—(continued)
October 31, 2024
(Unaudited)
	Shares	Value
Utilities-3.13%
Evergy, Inc.	193,607	$11,701,607
Eversource Energy	158,718	10,451,580
NRG Energy, Inc.	317,781	28,727,403
Pinnacle West Capital Corp.(b)	127,568	11,201,746
		62,082,336
Total Common Stocks & Other Equity Interests (Cost $2,027,410,269)		1,979,863,919
Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 4.77%(d)(e) (Cost $730,302)	730,302	730,302
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.94% (Cost $2,028,140,571)		1,980,594,221
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-5.83%
Invesco Private Government Fund, 4.84%(d)(e)(f)	31,589,148	$31,589,148
Invesco Private Prime Fund, 4.99%(d)(e)(f)	83,924,841	83,950,018
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $115,542,125)		115,539,166
TOTAL INVESTMENTS IN SECURITIES-105.77% (Cost $2,143,682,696)		2,096,133,387
OTHER ASSETS LESS LIABILITIES-(5.77)%		(114,419,173)
NET ASSETS-100.00%		$1,981,714,214

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at October 31, 2024.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2024.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2024	Dividend Income
Invesco Ltd.	$32,396,772	$3,229,297	$(5,274,724)	$6,634,395	$356,280	$37,342,020	$909,634
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	1,100,284	26,123,623	(26,493,605)	-	-	730,302	38,747
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	25,838,779	243,948,879	(238,198,510)	-	-	31,589,148	723,402 *
Invesco Private Prime Fund	66,459,960	528,935,705	(511,442,546)	5,764	(8,865)	83,950,018	1,915,362 *
Total	$125,795,795	$802,237,504	$(781,409,385)	$6,640,159	$347,415	$153,611,488	$3,587,145

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco S&P 500® Top 50 ETF (XLG)
October 31, 2024
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.92%
Communication Services-13.72%
Alphabet, Inc., Class A	1,428,525	$244,434,913
Alphabet, Inc., Class C	1,170,749	202,176,645
Comcast Corp., Class A	941,909	41,133,166
Meta Platforms, Inc., Class A	532,564	302,272,675
Netflix, Inc.(b)	104,569	79,057,301
Verizon Communications, Inc.	1,026,555	43,248,762
Walt Disney Co. (The)	442,167	42,536,465
		954,859,927
Consumer Discretionary-10.63%
Amazon.com, Inc.(b)	2,277,740	424,570,736
Home Depot, Inc. (The)(c)	241,501	95,091,019
McDonald’s Corp.	174,981	51,113,700
Tesla, Inc.(b)	676,538	169,033,019
		739,808,474
Consumer Staples-6.38%
Coca-Cola Co. (The)	945,596	61,756,875
Costco Wholesale Corp.	107,871	94,298,671
PepsiCo, Inc.	335,070	55,648,425
Philip Morris International, Inc.(c)	379,256	50,327,271
Procter & Gamble Co. (The)(c)	573,976	94,809,356
Walmart, Inc.	1,059,082	86,791,770
		443,632,368
Energy-2.71%
Chevron Corp.	414,603	61,701,218
Exxon Mobil Corp.	1,083,528	126,534,400
		188,235,618
Financials-10.01%
Bank of America Corp.	1,646,123	68,840,864
Berkshire Hathaway, Inc., Class B(b)	446,408	201,294,295
JPMorgan Chase & Co.	693,633	153,931,035
Mastercard, Inc., Class A	201,283	100,558,974
Visa, Inc., Class A	407,508	118,116,194
Wells Fargo & Co.	829,668	53,862,047
		696,603,409
Health Care-10.18%
Abbott Laboratories	424,344	48,107,879
AbbVie, Inc.	430,507	87,767,462
Danaher Corp.	156,952	38,556,828
Eli Lilly and Co.	192,297	159,556,513
Johnson & Johnson	587,023	93,841,497
Merck & Co., Inc.	618,053	63,239,183
Pfizer, Inc.	1,381,758	39,103,752
Thermo Fisher Scientific, Inc.	92,926	50,767,332
UnitedHealth Group, Inc.	224,958	126,988,791
		707,929,237
Industrials-1.29%
Caterpillar, Inc.	118,208	44,469,850
General Electric Co.	264,405	45,419,491
		89,889,341
	Shares	Value
Information Technology-43.66%
Accenture PLC, Class A (Ireland)	152,482	$52,578,843
Adobe, Inc.(b)	107,886	51,578,139
Advanced Micro Devices, Inc.(b)	394,747	56,871,200
Apple, Inc.	3,707,216	837,497,167
Applied Materials, Inc.	202,065	36,690,963
Broadcom, Inc.	1,134,899	192,671,803
Cisco Systems, Inc.	982,490	53,810,977
Microsoft Corp.	1,812,264	736,413,476
NVIDIA Corp.	5,997,737	796,259,564
Oracle Corp.(c)	389,425	65,361,092
QUALCOMM, Inc.	271,324	44,163,408
Salesforce, Inc.	236,231	68,830,626
Texas Instruments, Inc.	222,541	45,211,430
		3,037,938,688
Materials-0.77%
Linde PLC	117,234	53,476,289
Utilities-0.57%
NextEra Energy, Inc.	500,921	39,697,989
Total Common Stocks & Other Equity Interests (Cost $5,553,107,793)		6,952,071,340
Money Market Funds-0.05%
Invesco Government & Agency Portfolio, Institutional Class, 4.77%(d)(e) (Cost $3,645,916)	3,645,916	3,645,916
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.97% (Cost $5,556,753,709)		6,955,717,256
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.05%
Invesco Private Government Fund, 4.84%(d)(e)(f)	925,654	925,654
Invesco Private Prime Fund, 4.99%(d)(e)(f)	2,453,776	2,454,512
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,380,166)		3,380,166
TOTAL INVESTMENTS IN SECURITIES-100.02% (Cost $5,560,133,875)		6,959,097,422
OTHER ASSETS LESS LIABILITIES-(0.02)%		(1,609,883)
NET ASSETS-100.00%		$6,957,487,539
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco S&P 500® Top 50 ETF (XLG)—(continued)
October 31, 2024
(Unaudited)
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2024.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2024.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,656,502	$36,300,481	$(34,311,067)	$-	$-	$3,645,916	$49,467
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	16,448,791	23,221,239	(38,744,376)	-	-	925,654	217,261 *
Invesco Private Prime Fund	42,307,255	70,801,545	(110,656,621)	8,242	(5,909)	2,454,512	581,611 *
Total	$60,412,548	$130,323,265	$(183,712,064)	$8,242	$(5,909)	$7,026,082	$848,339

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco S&P MidCap 400® Pure Growth ETF (RFG)
October 31, 2024
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.01%
Consumer Discretionary-24.86%
Abercrombie & Fitch Co., Class A(b)	29,069	$3,831,003
Boyd Gaming Corp.(c)	26,719	1,851,360
Churchill Downs, Inc.	28,808	4,036,001
Crocs, Inc.(b)(c)	25,844	2,786,500
Duolingo, Inc.(b)(c)	34,352	10,064,105
Five Below, Inc.(b)	12,952	1,227,720
Floor & Decor Holdings, Inc., Class A(b)(c)	29,842	3,075,218
Grand Canyon Education, Inc.(b)	20,248	2,776,203
Hyatt Hotels Corp., Class A(c)	34,933	5,081,005
Light & Wonder, Inc.(b)	23,915	2,242,749
Murphy USA, Inc.	11,513	5,623,525
Planet Fitness, Inc., Class A(b)(c)	32,428	2,546,247
Skechers U.S.A., Inc., Class A(b)	49,770	3,058,864
Tempur Sealy International, Inc.	60,164	2,882,457
Texas Roadhouse, Inc.	21,955	4,196,040
Toll Brothers, Inc.	46,768	6,848,706
TopBuild Corp.(b)	15,673	5,538,525
Valvoline, Inc.(b)	91,072	3,668,380
Williams-Sonoma, Inc.	24,403	3,273,174
Wingstop, Inc.	15,707	4,518,747
		79,126,529
Consumer Staples-4.74%
Casey’s General Stores, Inc.	9,191	3,621,438
Celsius Holdings, Inc.(b)(c)	101,567	3,055,135
Coca-Cola Consolidated, Inc.	2,886	3,244,614
Coty, Inc., Class A(b)(c)	158,129	1,176,480
e.l.f. Beauty, Inc.(b)(c)	37,819	3,980,450
		15,078,117
Energy-12.14%
Chord Energy Corp.	24,369	3,048,562
Civitas Resources, Inc.	50,136	2,446,135
CNX Resources Corp.(b)(c)	317,079	10,790,198
Matador Resources Co.	47,961	2,499,248
Ovintiv, Inc.	85,880	3,366,496
Permian Resources Corp.	374,718	5,107,406
Range Resources Corp.(c)	124,125	3,727,474
Valaris Ltd.(b)(c)	62,931	3,184,309
Weatherford International PLC	56,629	4,473,691
		38,643,519
Financials-6.13%
FirstCash Holdings, Inc.	18,426	1,906,538
Hamilton Lane, Inc., Class A(c)	13,627	2,447,954
Kinsale Capital Group, Inc.	11,408	4,883,879
Primerica, Inc.	11,798	3,265,804
Ryan Specialty Holdings, Inc., Class A(c)	106,411	7,009,293
		19,513,468
Health Care-7.65%
Acadia Healthcare Co., Inc.(b)(c)	30,624	1,307,339
Arrowhead Pharmaceuticals, Inc.(b)(c)	92,468	1,778,160
Ensign Group, Inc. (The)	14,279	2,213,102
Exelixis, Inc.(b)	119,544	3,968,861
Halozyme Therapeutics, Inc.(b)	39,683	2,006,769
Lantheus Holdings, Inc.(b)(c)	56,512	6,207,278
	Shares	Value
Health Care-(continued)
Medpace Holdings, Inc.(b)	15,085	$4,740,009
Penumbra, Inc.(b)(c)	9,198	2,105,146
		24,326,664
Industrials-26.30%
AAON, Inc.(c)	63,734	7,279,697
Advanced Drainage Systems, Inc.	15,692	2,351,917
Applied Industrial Technologies, Inc.	13,695	3,171,625
Avis Budget Group, Inc.(c)	14,730	1,222,590
Brink’s Co. (The)	21,850	2,245,961
Chart Industries, Inc.(b)(c)	20,456	2,469,448
Clean Harbors, Inc.(b)	20,906	4,834,721
Comfort Systems USA, Inc.	20,465	8,002,634
Crane Co.	16,765	2,636,799
EMCOR Group, Inc.	13,787	6,149,967
ESAB Corp.	29,024	3,571,113
FTI Consulting, Inc.(b)(c)	7,484	1,459,979
Lennox International, Inc.	6,344	3,822,704
Lincoln Electric Holdings, Inc.	12,136	2,336,908
Nextracker, Inc., Class A(b)	42,479	1,691,514
nVent Electric PLC	51,447	3,836,403
Owens Corning	28,159	4,978,230
RB Global, Inc. (Canada)(c)	36,513	3,094,112
RBC Bearings, Inc.(b)(c)	8,645	2,423,626
Saia, Inc.(b)(c)	7,357	3,594,704
Simpson Manufacturing Co., Inc.	22,866	4,111,078
Trex Co., Inc.(b)(c)	33,314	2,360,297
UFP Industries, Inc.	27,646	3,382,212
Watsco, Inc.(c)	5,656	2,675,344
		83,703,583
Information Technology-12.41%
Altair Engineering, Inc., Class A(b)(c)	28,412	2,954,564
AppFolio, Inc., Class A(b)	24,050	4,999,274
Dropbox, Inc., Class A(b)	72,553	1,875,495
Dynatrace, Inc.(b)	81,873	4,404,767
Fabrinet (Thailand)(b)(c)	17,286	4,165,407
Manhattan Associates, Inc.(b)	12,795	3,369,691
Onto Innovation, Inc.(b)	22,906	4,542,947
Pure Storage, Inc., Class A(b)	54,369	2,721,168
Qualys, Inc.(b)(c)	17,141	2,043,893
Rambus, Inc.(b)	71,795	3,433,237
Universal Display Corp.(c)	15,808	2,850,499
Vontier Corp.(c)	57,725	2,140,443
		39,501,385
Materials-4.56%
Eagle Materials, Inc.	17,022	4,859,100
NewMarket Corp.	5,645	2,963,456
Reliance, Inc.	13,361	3,825,789
Westlake Corp.(c)	21,664	2,858,348
		14,506,693
Real Estate-1.22%
Park Hotels & Resorts, Inc.	279,687	3,884,852
Total Common Stocks & Other Equity Interests (Cost $283,266,623)		318,284,810
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco S&P MidCap 400® Pure Growth ETF (RFG)—(continued)
October 31, 2024
(Unaudited)
	Shares	Value
Money Market Funds-0.00%
Invesco Government & Agency Portfolio, Institutional Class, 4.77%(d)(e) (Cost $9,413)	9,413	$9,413
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.01% (Cost $283,276,036)		318,294,223
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-17.71%
Invesco Private Government Fund, 4.84%(d)(e)(f)	16,113,420	16,113,420
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.99%(d)(e)(f)	40,239,391	$40,251,463
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $56,366,969)		56,364,883
TOTAL INVESTMENTS IN SECURITIES-117.72% (Cost $339,643,005)		374,659,106
OTHER ASSETS LESS LIABILITIES-(17.72)%		(56,409,211)
NET ASSETS-100.00%		$318,249,895

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2024.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2024.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value October 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$318,883	$1,176,069	$(1,485,539)	$-	$-	$9,413	$3,150
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	13,034,642	96,814,831	(93,736,053)	-	-	16,113,420	428,796 *
Invesco Private Prime Fund	33,519,846	188,559,782	(181,828,575)	(322)	732	40,251,463	1,157,326 *
Total	$46,873,371	$286,550,682	$(277,050,167)	$(322)	$732	$56,374,296	$1,589,272

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco S&P MidCap 400® Pure Value ETF (RFV)
October 31, 2024
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.98%
Communication Services-1.34%
Frontier Communications Parent, Inc.(b)	100,125	$3,577,466
Consumer Discretionary-23.12%
Aramark	108,448	4,102,588
AutoNation, Inc.(b)	30,395	4,725,511
Gap, Inc. (The)(c)	85,672	1,779,407
Goodyear Tire & Rubber Co. (The)(b)(c)	433,222	3,470,108
Graham Holdings Co., Class B	5,728	4,830,422
Harley-Davidson, Inc.(c)	67,759	2,164,900
Lear Corp.(c)	26,362	2,524,425
Lithia Motors, Inc., Class A(c)	20,237	6,726,172
Macy’s, Inc.(c)	377,182	5,785,972
Marriott Vacations Worldwide Corp.(c)	24,305	1,872,214
Nordstrom, Inc.	243,553	5,506,733
Penske Automotive Group, Inc.(c)	20,129	3,030,824
PVH Corp.(c)	28,093	2,766,037
Taylor Morrison Home Corp., Class A(b)	70,095	4,801,507
Thor Industries, Inc.	26,287	2,735,951
Under Armour, Inc., Class A(b)(c)	126,440	1,081,062
Under Armour, Inc., Class C(b)(c)	130,784	1,033,194
Whirlpool Corp.(c)	28,590	2,959,351
		61,896,378
Consumer Staples-7.43%
BJ’s Wholesale Club Holdings, Inc.(b)	20,599	1,745,353
Performance Food Group Co.(b)	61,517	4,998,256
Pilgrim’s Pride Corp.(b)(c)	110,217	5,338,912
Post Holdings, Inc.(b)(c)	21,446	2,342,118
US Foods Holding Corp.(b)	88,742	5,470,944
		19,895,583
Energy-5.01%
Antero Resources Corp.(b)	65,951	1,706,812
Expand Energy Corp.	23,132	1,959,743
HF Sinclair Corp.	102,731	3,966,444
NOV, Inc.	73,768	1,144,142
PBF Energy, Inc., Class A	162,868	4,644,995
		13,422,136
Financials-18.75%
Ally Financial, Inc.	97,087	3,402,899
Associated Banc-Corp	149,591	3,551,290
CNO Financial Group, Inc.(c)	53,315	1,834,036
F.N.B. Corp.	190,102	2,756,479
First American Financial Corp.	22,591	1,449,213
First Horizon Corp.	144,011	2,495,711
Flagstar Financial, Inc.(c)	109,695	1,110,113
Janus Henderson Group PLC	56,820	2,347,234
Jefferies Financial Group, Inc.	65,559	4,194,465
Kemper Corp.(c)	53,415	3,326,152
Old National Bancorp(c)	114,992	2,214,746
Old Republic International Corp.(c)	47,211	1,649,080
Prosperity Bancshares, Inc.(c)	28,352	2,075,367
Reinsurance Group of America, Inc.	15,629	3,298,969
Texas Capital Bancshares, Inc.(b)	28,994	2,231,088
Unum Group	79,282	5,088,319
Valley National Bancorp	273,063	2,585,907
	Shares	Value
Financials-(continued)
Webster Financial Corp.	31,912	$1,653,042
Zions Bancorporation N.A.	56,203	2,925,928
		50,190,038
Health Care-4.93%
Bio-Rad Laboratories, Inc., Class A(b)(c)	4,771	1,708,925
Enovis Corp.(b)(c)	38,652	1,595,168
Envista Holdings Corp.(b)(c)	75,165	1,576,210
Perrigo Co. PLC	87,997	2,255,363
Tenet Healthcare Corp.(b)	39,022	6,049,190
		13,184,856
Industrials-13.09%
AGCO Corp.(c)	13,866	1,384,381
American Airlines Group, Inc.(b)(c)	380,222	5,094,975
CNH Industrial N.V.	207,742	2,332,943
Concentrix Corp.(c)	16,221	689,555
Fluor Corp.(b)	63,484	3,318,943
Knight-Swift Transportation Holdings, Inc.(c)	24,086	1,254,399
ManpowerGroup, Inc.	63,642	3,999,900
MasTec, Inc.(b)	53,395	6,561,712
Oshkosh Corp.	14,655	1,498,327
Ryder System, Inc.	29,662	4,338,957
WESCO International, Inc.	23,860	4,580,404
		35,054,496
Information Technology-10.11%
Arrow Electronics, Inc.(b)	46,802	5,553,993
Avnet, Inc.	138,308	7,497,677
Coherent Corp.(b)	32,101	2,967,417
Kyndryl Holdings, Inc.(b)(c)	142,408	3,259,719
TD SYNNEX Corp.	58,441	6,741,169
Vishay Intertechnology, Inc.(c)	62,384	1,058,033
		27,078,008
Materials-7.47%
Alcoa Corp.	122,450	4,909,021
Berry Global Group, Inc.(c)	20,640	1,454,088
Cleveland-Cliffs, Inc.(b)(c)	227,449	2,952,288
Commercial Metals Co.	54,791	2,947,756
Greif, Inc., Class A(c)	28,453	1,776,605
United States Steel Corp.(c)	153,513	5,963,980
		20,003,738
Real Estate-6.24%
Cousins Properties, Inc.	112,672	3,451,143
Healthcare Realty Trust, Inc.	101,096	1,736,829
Independence Realty Trust, Inc.(c)	102,833	2,017,584
Jones Lang LaSalle, Inc.(b)	24,449	6,624,701
Kilroy Realty Corp.	71,404	2,871,869
		16,702,126
Utilities-2.49%
Black Hills Corp.	26,661	1,578,064
Southwest Gas Holdings, Inc.	23,755	1,740,054
Spire, Inc.	20,198	1,289,844
UGI Corp.(c)	86,346	2,064,533
		6,672,495
Total Common Stocks & Other Equity Interests (Cost $248,401,475)		267,677,320
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco S&P MidCap 400® Pure Value ETF (RFV)—(continued)
October 31, 2024
(Unaudited)
	Shares	Value
Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 4.77%(d)(e) (Cost $49,142)	49,142	$49,142
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.00% (Cost $248,450,617)		267,726,462
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-18.03%
Invesco Private Government Fund, 4.84%(d)(e)(f)	13,364,903	13,364,903
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.99%(d)(e)(f)	34,879,918	$34,890,382
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $48,255,969)		48,255,285
TOTAL INVESTMENTS IN SECURITIES-118.03% (Cost $296,706,586)		315,981,747
OTHER ASSETS LESS LIABILITIES-(18.03)%		(48,259,248)
NET ASSETS-100.00%		$267,722,499

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2024.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2024.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$194,319	$3,873,328	$(4,018,505)	$-	$-	$49,142	$4,419
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	10,569,449	88,817,741	(86,022,287)	-	-	13,364,903	287,037 *
Invesco Private Prime Fund	27,186,409	180,958,870	(173,253,613)	2,952	(4,236)	34,890,382	754,021 *
Total	$37,950,177	$273,649,939	$(263,294,405)	$2,952	$(4,236)	$48,304,427	$1,045,477

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco S&P SmallCap 600® Pure Growth ETF (RZG)
October 31, 2024
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.92%
Communication Services-5.68%
CarGurus, Inc.(b)	40,045	$1,242,196
Cars.com, Inc.(b)(c)	44,302	708,389
Cinemark Holdings, Inc.(b)(c)	68,333	2,032,907
Cogent Communications Holdings, Inc.	7,027	564,057
Madison Square Garden Sports Corp., Class A(b)	2,037	453,640
TripAdvisor, Inc.(b)	33,854	543,018
Yelp, Inc.(b)	15,112	515,924
		6,060,131
Consumer Discretionary-18.97%
Adtalem Global Education, Inc.(b)	12,059	975,814
American Eagle Outfitters, Inc.	23,164	453,783
Boot Barn Holdings, Inc.(b)	10,610	1,321,476
Cavco Industries, Inc.(b)	3,008	1,232,663
Dave & Buster’s Entertainment, Inc.(b)(c)	16,796	620,276
Frontdoor, Inc.(b)	13,759	683,685
Green Brick Partners, Inc.(b)	22,519	1,554,036
Group 1 Automotive, Inc.(c)	4,069	1,482,418
Guess?, Inc.(c)	29,741	505,300
Installed Building Products, Inc.	5,578	1,209,868
Jack in the Box, Inc.(c)	3,748	184,589
Kontoor Brands, Inc.	5,692	487,406
M/I Homes, Inc.(b)	6,651	1,008,225
Meritage Homes Corp.	5,090	922,308
Monarch Casino & Resort, Inc.	7,430	583,329
Oxford Industries, Inc.(c)	5,617	407,907
Patrick Industries, Inc.(c)	9,690	1,220,746
Shake Shack, Inc., Class A(b)	10,419	1,267,680
Signet Jewelers Ltd.(c)	7,591	695,943
Six Flags Entertainment Corp.	20,471	806,762
Steven Madden Ltd.	10,886	489,543
Stride, Inc.(b)(c)	11,572	1,079,436
Urban Outfitters, Inc.(b)	20,043	720,546
XPEL, Inc.(b)(c)(d)	8,180	315,503
		20,229,242
Consumer Staples-2.49%
Cal-Maine Foods, Inc.	14,009	1,229,710
Inter Parfums, Inc.	8,612	1,042,655
WD-40 Co.	1,464	383,670
		2,656,035
Energy-9.89%
Archrock, Inc.	21,486	430,150
California Resources Corp.	14,783	768,273
CONSOL Energy, Inc.(c)	11,651	1,292,329
Dorian LPG Ltd.	27,653	797,789
Helix Energy Solutions Group, Inc.(b)	76,463	707,283
Liberty Energy, Inc., Class A(c)	53,219	908,448
Magnolia Oil & Gas Corp., Class A	25,833	653,058
Northern Oil and Gas, Inc.(c)	33,918	1,229,527
Oceaneering International, Inc.(b)	28,989	707,332
Par Pacific Holdings, Inc.(b)	32,543	502,789
REX American Resources Corp.(b)	19,458	870,356
RPC, Inc.	83,845	476,240
	Shares	Value
Energy-(continued)
SM Energy Co.(c)	13,775	$578,137
Tidewater, Inc.(b)	10,287	617,940
		10,539,651
Financials-16.92%
Ambac Financial Group, Inc.(b)	77,442	875,869
Bancorp, Inc. (The)(b)	20,743	1,042,543
Customers Bancorp, Inc.(b)(c)	17,425	803,815
Donnelley Financial Solutions, Inc.(b)	5,521	322,095
Ellington Financial, Inc.	54,524	659,195
First Bancorp	46,972	905,620
Goosehead Insurance, Inc., Class A(b)	12,637	1,376,169
HCI Group, Inc.(c)	9,171	1,039,166
New York Mortgage Trust, Inc.	67,403	388,915
OFG Bancorp	18,315	737,545
Palomar Holdings, Inc.(b)(c)	9,478	850,840
Pathward Financial, Inc.	13,717	970,615
Preferred Bank(c)	7,753	654,121
PROG Holdings, Inc.	42,271	1,845,975
Redwood Trust, Inc.(c)	141,924	1,038,884
SiriusPoint Ltd. (Sweden)(b)	109,070	1,433,180
Triumph Financial, Inc.(b)(c)	6,010	531,104
Two Harbors Investment Corp.	120,293	1,383,369
WisdomTree, Inc.(c)	67,865	702,403
World Acceptance Corp.(b)(c)	4,190	478,079
		18,039,502
Health Care-12.91%
ADMA Biologics, Inc.(b)	69,104	1,127,086
Amphastar Pharmaceuticals, Inc.(b)(c)	14,664	740,972
ANI Pharmaceuticals, Inc.(b)	11,493	657,917
Astrana Health, Inc.(b)(c)	10,428	560,818
Catalyst Pharmaceuticals, Inc.(b)	39,402	858,964
Collegium Pharmaceutical, Inc.(b)(c)	21,527	734,932
CONMED Corp.	2,725	185,954
CorVel Corp.(b)(c)	2,519	750,208
Dynavax Technologies Corp.(b)(c)	55,793	661,147
Glaukos Corp.(b)(c)	5,195	687,039
Integer Holdings Corp.(b)(c)	3,844	477,617
NeoGenomics, Inc.(b)(c)	19,800	269,082
OmniAb Operations, Inc., Rts., expiring 11/02/2027(b)(c)(e)	2,881	0
OmniAb Operations, Inc., Rts., expiring 11/02/2027(b)(c)(e)	2,881	0
Privia Health Group, Inc.(b)(c)	13,612	249,916
Progyny, Inc.(b)(c)	24,989	376,084
RadNet, Inc.(b)(c)	11,745	763,895
TG Therapeutics, Inc.(b)(c)	64,086	1,605,995
TransMedics Group, Inc.(b)(c)	7,621	624,693
UFP Technologies, Inc.(b)(c)	6,007	1,603,869
Vericel Corp.(b)(c)	18,848	830,066
		13,766,254
Industrials-16.09%
AeroVironment, Inc.(b)(c)	4,000	859,840
Alamo Group, Inc.	1,984	336,367
ArcBest Corp.(c)	8,149	848,963
Armstrong World Industries, Inc.	3,321	463,446
AZZ, Inc.	11,236	855,958
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco S&P SmallCap 600® Pure Growth ETF (RZG)—(continued)
October 31, 2024
(Unaudited)
	Shares	Value
Industrials-(continued)
Boise Cascade Co.	5,070	$674,462
CSW Industrials, Inc.	4,049	1,429,702
Federal Signal Corp.	8,028	654,844
Franklin Electric Co., Inc.	4,574	437,778
Gibraltar Industries, Inc.(b)	9,607	648,376
GMS, Inc.(b)	11,085	996,431
Liquidity Services, Inc.(b)(c)	27,472	592,846
Matson, Inc.	8,509	1,317,959
Moog, Inc., Class A	3,160	595,976
Mueller Industries, Inc.	12,713	1,042,085
MYR Group, Inc.(b)(c)	4,295	562,645
Powell Industries, Inc.(c)	5,541	1,412,844
SPX Technologies, Inc.(b)	3,722	534,070
Standex International Corp.	2,615	480,846
Tennant Co.	4,174	365,475
Verra Mobility Corp., Class A(b)(c)	43,491	1,129,461
Viad Corp.(b)(c)	24,560	919,526
		17,159,900
Information Technology-7.12%
Agilysys, Inc.(b)	5,132	513,405
Arlo Technologies, Inc.(b)(c)	40,885	415,392
Axcelis Technologies, Inc.(b)(c)	9,466	807,544
Badger Meter, Inc.	3,572	714,579
DoubleVerify Holdings, Inc.(b)	23,128	394,332
InterDigital, Inc.(c)	7,927	1,192,538
LiveRamp Holdings, Inc.(b)	19,769	494,818
MARA Holdings, Inc.(b)(c)	50,641	849,250
OSI Systems, Inc.(b)(c)	2,800	370,188
PDF Solutions, Inc.(b)	9,947	281,699
Progress Software Corp.	5,481	351,277
SPS Commerce, Inc.(b)	3,492	576,180
Veeco Instruments, Inc.(b)(c)	21,988	632,815
		7,594,017
Materials-5.85%
Alpha Metallurgical Resources, Inc.(c)	4,430	922,769
ATI, Inc.(b)	12,773	673,265
Carpenter Technology Corp.	8,325	1,244,588
Hawkins, Inc.	13,838	1,479,282
Materion Corp.	5,889	598,499
Warrior Met Coal, Inc.	20,856	1,316,639
		6,235,042
	Shares	Value
Real Estate-3.38%
Apple Hospitality REIT, Inc.	25,577	$377,772
DiamondRock Hospitality Co.	79,416	680,595
eXp World Holdings, Inc.(c)	53,456	712,034
St. Joe Co. (The)	20,864	1,078,669
Sunstone Hotel Investors, Inc.	74,840	755,136
		3,604,206
Utilities-0.62%
Otter Tail Corp.(c)	8,417	660,903
Total Common Stocks & Other Equity Interests (Cost $93,939,755)		106,544,883
Money Market Funds-0.08%
Invesco Government & Agency Portfolio, Institutional Class, 4.77%(f)(g) (Cost $80,676)	80,676	80,676
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.00% (Cost $94,020,431)		106,625,559
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-27.95%
Invesco Private Government Fund, 4.84%(f)(g)(h)	8,357,352	8,357,352
Invesco Private Prime Fund, 4.99%(f)(g)(h)	21,442,180	21,448,613
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $29,807,280)		29,805,965
TOTAL INVESTMENTS IN SECURITIES-127.95% (Cost $123,827,711)		136,431,524
OTHER ASSETS LESS LIABILITIES-(27.95)%		(29,799,190)
NET ASSETS-100.00%		$106,632,334

Investment Abbreviations:
REIT	-Real Estate Investment Trust
Rts.	-Rights

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco S&P SmallCap 600® Pure Growth ETF (RZG)—(continued)
October 31, 2024
(Unaudited)
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2024.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at October 31, 2024 represented less than 1% of the Fund’s Net Assets.

(e)	Security valued using significant unobservable inputs (Level 3). See Note 5.
(f)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2024.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$2,173,139	$(2,092,463)	$-	$-	$80,676	$1,590
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	8,098,838	35,035,797	(34,777,283)	-	-	8,357,352	209,836 *
Invesco Private Prime Fund	20,867,053	69,325,953	(68,744,433)	1,803	(1,763)	21,448,613	558,377 *
Total	$28,965,891	$106,534,889	$(105,614,179)	$1,803	$(1,763)	$29,886,641	$769,803

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of October 31, 2024.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco S&P SmallCap 600® Pure Value ETF (RZV)
October 31, 2024
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Communication Services-4.77%
Consolidated Communications Holdings, Inc.(b)(c)	142,734	$661,572
EchoStar Corp., Class A(b)(c)	220,323	5,521,294
Lumen Technologies, Inc.(b)(c)	612,081	3,911,198
TEGNA, Inc.	81,452	1,338,256
		11,432,320
Consumer Discretionary-17.61%
Adient PLC(b)(c)	135,284	2,642,096
Advance Auto Parts, Inc.(c)	41,680	1,487,559
American Axle & Manufacturing Holdings, Inc.(b)	259,934	1,468,627
Caleres, Inc.(c)	49,317	1,472,112
Dana, Inc.	150,166	1,151,773
Foot Locker, Inc.(c)	116,909	2,711,120
G-III Apparel Group Ltd.(b)(c)	49,817	1,508,459
Hanesbrands, Inc.(b)(c)	178,397	1,239,859
Kohl’s Corp.(c)	123,814	2,288,083
Leggett & Platt, Inc.(c)	58,383	700,596
MarineMax, Inc.(b)(c)	94,404	2,749,988
Newell Brands, Inc.	172,941	1,521,881
ODP Corp. (The)(b)(c)	43,144	1,338,758
PENN Entertainment, Inc.(b)(c)	85,593	1,690,462
PHINIA, Inc.(c)	106,977	4,982,989
Sally Beauty Holdings, Inc.(b)(c)	175,121	2,276,573
Shoe Carnival, Inc.(c)	39,781	1,363,295
Sonic Automotive, Inc., Class A(c)	30,934	1,754,886
Standard Motor Products, Inc.(c)	24,395	785,275
Topgolf Callaway Brands Corp.(b)(c)	184,560	1,792,078
V.F. Corp.	53,825	1,114,716
Victoria’s Secret & Co.(b)(c)	47,386	1,433,900
Vista Outdoor, Inc.(b)	27,856	1,224,828
Wolverine World Wide, Inc.(c)	96,925	1,491,676
		42,191,589
Consumer Staples-7.87%
B&G Foods, Inc.(c)	208,199	1,773,856
Chefs’ Warehouse, Inc. (The)(b)	51,226	2,044,942
Fresh Del Monte Produce, Inc.	151,918	4,878,087
Hain Celestial Group, Inc. (The)(b)(c)	77,066	672,786
PriceSmart, Inc.(c)	9,611	798,482
SpartanNash Co.	108,044	2,273,246
TreeHouse Foods, Inc.(b)(c)	15,517	564,508
United Natural Foods, Inc.(b)(c)	229,668	4,671,447
Universal Corp.	23,361	1,189,542
		18,866,896
Energy-5.42%
Bristow Group, Inc.(b)	40,579	1,346,006
Crescent Energy Co., Class A	388,302	4,826,594
Nabors Industries Ltd.(b)(c)	15,434	1,148,444
ProPetro Holding Corp.(b)(c)	122,804	848,576
Talos Energy, Inc.(b)(c)	57,629	588,968
World Kinect Corp.	161,649	4,227,121
		12,985,709
Financials-22.49%
Banc of California, Inc.	70,233	1,078,779
	Shares	Value
Financials-(continued)
BankUnited, Inc.	22,603	$798,790
Bread Financial Holdings, Inc.	85,330	4,253,701
Brookline Bancorp, Inc.	73,084	822,195
Comerica, Inc.	18,707	1,191,823
Dime Community Bancshares, Inc.(c)	36,435	1,095,600
Eagle Bancorp, Inc.	49,028	1,285,024
Encore Capital Group, Inc.(b)(c)	19,579	894,369
EZCORP, Inc., Class A(b)(c)	294,240	3,380,818
Genworth Financial, Inc., Class A(b)	484,921	3,268,368
Green Dot Corp., Class A(b)(c)	379,451	4,310,563
Hanmi Financial Corp.	42,523	972,501
Heritage Financial Corp.	36,141	830,882
Hope Bancorp, Inc.	122,141	1,513,327
Independent Bank Group, Inc.	18,340	1,070,322
Jackson Financial, Inc., Class A	40,838	4,081,758
Lincoln National Corp.	36,476	1,267,541
Mercury General Corp.	20,427	1,381,478
Navient Corp.(c)	62,429	888,365
NCR Atleos Corp.(b)(c)	123,632	3,236,686
Pacific Premier Bancorp, Inc.	26,733	681,959
PRA Group, Inc.(b)	70,471	1,420,695
ProAssurance Corp.(b)	127,535	1,898,996
Provident Financial Services, Inc.	50,145	936,709
Ready Capital Corp.	83,444	571,591
Renasant Corp.(c)	27,295	931,032
Simmons First National Corp., Class A	64,696	1,500,947
Stewart Information Services Corp.(c)	24,204	1,665,235
StoneX Group, Inc.(b)	33,249	2,993,740
United Fire Group, Inc., (Acquired 12/15/2021 - 10/01/2024; Cost $1,714,147)(c)(d)	79,454	1,560,477
Veritex Holdings, Inc.	40,032	1,080,864
Virtu Financial, Inc., Class A	33,191	1,027,593
		53,892,728
Health Care-4.99%
AdaptHealth Corp.(b)(c)	230,421	2,371,032
Avanos Medical, Inc.(b)	34,061	636,259
Fulgent Genetics, Inc.(b)(c)	28,489	611,089
Owens & Minor, Inc.(b)(c)	75,915	964,880
Patterson Cos., Inc.(c)	33,160	696,692
Pediatrix Medical Group, Inc.(b)(c)	246,774	3,040,256
Phibro Animal Health Corp., Class A	71,178	1,645,635
QuidelOrtho Corp.(b)	28,843	1,097,476
Select Medical Holdings Corp.	28,066	900,357
		11,963,676
Industrials-17.73%
ABM Industries, Inc.(c)	35,273	1,871,585
Alaska Air Group, Inc.(b)(c)	34,562	1,655,865
Allegiant Travel Co.(c)	22,046	1,433,210
Astec Industries, Inc.	28,587	908,495
Deluxe Corp.	73,785	1,384,207
DNOW, Inc.(b)	107,851	1,275,877
DXP Enterprises, Inc.(b)(c)	54,469	2,673,339
Enviri Corp.(b)	369,041	2,826,854
GEO Group, Inc. (The)(b)(c)	150,696	2,287,565
Greenbrier Cos., Inc. (The)	59,036	3,499,064
Healthcare Services Group, Inc.(b)	82,160	901,295
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco S&P SmallCap 600® Pure Value ETF (RZV)—(continued)
October 31, 2024
(Unaudited)
	Shares	Value
Industrials-(continued)
Heidrick & Struggles International, Inc.	34,173	$1,334,797
Hertz Global Holdings, Inc.(b)(c)	908,713	2,526,222
Hub Group, Inc., Class A	18,833	817,164
Interface, Inc.	74,608	1,303,402
JetBlue Airways Corp.(b)(c)	691,862	3,943,613
Kelly Services, Inc., Class A	164,812	3,294,592
MasterBrand, Inc.(b)	44,749	803,692
MillerKnoll, Inc.	33,768	755,052
Resideo Technologies, Inc.(b)(c)	104,761	2,060,649
Schneider National, Inc., Class B(c)	40,817	1,154,305
Sunrun, Inc.(b)(c)	127,984	1,849,369
Titan International, Inc.(b)(c)	62,681	403,666
Wabash National Corp.(c)	42,434	740,049
Werner Enterprises, Inc.	21,122	779,191
		42,483,119
Information Technology-7.98%
Alpha & Omega Semiconductor Ltd.(b)	52,871	1,746,858
Benchmark Electronics, Inc.	95,842	4,149,959
DXC Technology Co.(b)	49,985	992,702
NCR Voyix Corp.(b)(c)	145,314	1,861,472
NetScout Systems, Inc.(b)(c)	42,483	893,417
Sanmina Corp.(b)	36,076	2,528,928
ScanSource, Inc.(b)(c)	74,755	3,170,359
TTM Technologies, Inc.(b)	59,552	1,336,347
Viasat, Inc.(b)(c)	63,581	610,378
Xerox Holdings Corp.(c)	224,820	1,836,779
		19,127,199
Materials-5.02%
AdvanSix, Inc.	55,842	1,584,238
Century Aluminum Co.(b)	108,752	1,919,473
Clearwater Paper Corp.(b)	71,084	1,790,606
Kaiser Aluminum Corp.(c)	27,004	2,005,317
Mativ Holdings, Inc., Class A	108,916	1,682,752
O-I Glass, Inc.(b)(c)	123,881	1,376,318
SunCoke Energy, Inc.	162,007	1,670,292
		12,028,996
Real Estate-5.38%
Brandywine Realty Trust(c)	281,585	1,427,636
Cushman & Wakefield PLC(b)	234,966	3,183,790
	Shares	Value
Real Estate-(continued)
Hudson Pacific Properties, Inc.(c)	219,182	$946,866
JBG SMITH Properties, (Acquired 03/17/2023 - 10/01/2024; Cost $1,141,852)(d)	73,490	1,249,330
Medical Properties Trust, Inc.(c)	414,710	1,920,107
Pebblebrook Hotel Trust	107,711	1,290,378
Safehold, Inc.(c)	45,102	959,771
Service Properties Trust(c)	129,896	415,667
SL Green Realty Corp.	19,907	1,505,168
		12,898,713
Utilities-0.69%
MDU Resources Group, Inc.	57,767	1,666,578
Total Common Stocks & Other Equity Interests (Cost $227,806,297)		239,537,523
Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 4.77%(e)(f) (Cost $81,944)	81,944	81,944
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.99% (Cost $227,888,241)		239,619,467
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-23.85%
Invesco Private Government Fund, 4.84%(e)(f)(g)	15,842,940	15,842,940
Invesco Private Prime Fund, 4.99%(e)(f)(g)	41,309,631	41,322,024
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $57,166,180)		57,164,964
TOTAL INVESTMENTS IN SECURITIES-123.84% (Cost $285,054,421)		296,784,431
OTHER ASSETS LESS LIABILITIES-(23.84)%		(57,135,240)
NET ASSETS-100.00%		$239,649,191

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2024.
(d)	Restricted security. The aggregate value of these securities at October 31, 2024 was $2,809,807, which represented 1.17% of the Fund’s Net Assets.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2024.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$1,608,671	$(1,526,727)	$-	$-	$81,944	$830
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco S&P SmallCap 600® Pure Value ETF (RZV)—(continued)
October 31, 2024
(Unaudited)
	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2024	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$17,483,639	$56,383,161	$(58,023,860)	$-	$-	$15,842,940	$427,490 *
Invesco Private Prime Fund	44,969,201	129,028,516	(132,676,662)	4,291	(3,322)	41,322,024	1,152,779 *
Total	$62,452,840	$187,020,348	$(192,227,249)	$4,291	$(3,322)	$57,246,908	$1,581,099

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of October 31, 2024.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

19

Statements of Assets and Liabilities
October 31, 2024
(Unaudited)

	Invesco S&P 500® Pure Growth ETF (RPG)	Invesco S&P 500® Pure Value ETF (RPV)	Invesco S&P 500® Top 50 ETF (XLG)
Assets:
Unaffiliated investments in securities, at value(a)	$1,417,885,946	$1,942,521,899	$6,952,071,340
Affiliated investments in securities, at value	8,547,249	153,611,488	7,026,082
Cash	-	3,541	20
Receivable for:
Dividends	407,583	1,706,674	2,943,083
Securities lending	3,993	12,743	1,626
Investments sold	-	-	6,123,522
Fund shares sold	-	-	5,667,712
Total assets	1,426,844,771	2,097,856,345	6,973,833,385
Liabilities:
Payable for:
Investments purchased	-	-	5,652,482
Collateral upon return of securities loaned	7,923,280	115,542,125	3,380,166
Fund shares repurchased	-	-	6,140,022
Accrued unitary management fees	449,696	600,006	1,173,176
Total liabilities	8,372,976	116,142,131	16,345,846
Net Assets	$1,418,471,795	$1,981,714,214	$6,957,487,539
Net assets consist of:
Shares of beneficial interest	$1,789,980,489	$2,659,317,093	$5,572,956,221
Distributable earnings (loss)	(371,508,694)	(677,602,879)	1,384,531,318
Net Assets	$1,418,471,795	$1,981,714,214	$6,957,487,539
Shares outstanding (unlimited amount authorized, $0.01 par value)	36,111,495	22,362,836	147,307,850
Net asset value	$39.28	$88.62	$47.23
Market price	$39.27	$88.62	$47.21
Unaffiliated investments in securities, at cost	$1,108,903,097	$1,980,909,589	$5,553,107,793
Affiliated investments in securities, at cost	$8,547,354	$162,773,107	$7,026,082
(a)Includes securities on loan with an aggregate value of:	$6,836,076	$114,559,194	$3,295,502
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco S&P MidCap 400® Pure Growth ETF (RFG)	Invesco S&P MidCap 400®Pure Value ETF (RFV)	Invesco S&P SmallCap 600® Pure Growth ETF (RZG)	Invesco S&P SmallCap 600® Pure Value ETF (RZV)

$318,284,810	$267,677,320	$106,544,883	$239,537,523
56,374,296	48,304,427	29,886,641	57,246,908
-	-	-	-

47,796	70,779	36,652	96,417
7,745	6,073	3,972	7,679
-	-	-	-
-	-	-	-
374,714,647	316,058,599	136,472,148	296,888,527

-	-	-	-
56,366,969	48,255,969	29,807,280	57,166,180
-	-	-	-
97,783	80,131	32,534	73,156
56,464,752	48,336,100	29,839,814	57,239,336
$318,249,895	$267,722,499	$106,632,334	$239,649,191

$504,157,243	$334,311,845	$226,076,524	$422,777,066
(185,907,348)	(66,589,346)	(119,444,190)	(183,127,875)
$318,249,895	$267,722,499	$106,632,334	$239,649,191
6,640,105	2,270,499	2,170,012	2,270,040
$47.93	$117.91	$49.14	$105.57
$47.92	$117.91	$50.63	$105.58
$283,266,623	$248,401,475	$93,939,755	$227,806,297
$56,376,382	$48,305,111	$29,887,956	$57,248,124
$53,534,624	$46,682,832	$28,590,006	$54,594,520

21

Statements of Operations
For the six months ended October 31, 2024
(Unaudited)

	Invesco S&P 500® Pure Growth ETF (RPG)	Invesco S&P 500® Pure Value ETF (RPV)	Invesco S&P 500® Top 50 ETF (XLG)
Investment income:
Unaffiliated dividend income	$4,855,486	$25,075,116	$28,802,173
Affiliated dividend income	18,860	948,381	49,467
Securities lending income, net	33,163	66,214	17,192
Foreign withholding tax	-	-	-
Total investment income	4,907,509	26,089,711	28,868,832
Expenses:
Unitary management fees	2,760,628	3,520,800	5,636,508
Less: Waivers	(327)	(682)	(872)
Net expenses	2,760,301	3,520,118	5,635,636
Net investment income	2,147,208	22,569,593	23,233,196
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	17,110,306	(2,326,772)	(30,336,770)
Affiliated investment securities	(5,682)	(8,865)	(5,909)
Unaffiliated in-kind redemptions	83,054,767	41,897,634	139,584,612
Affiliated in-kind redemptions	-	356,280	-
Net realized gain (loss)	100,159,391	39,918,277	109,241,933
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	110,664,098	69,347,161	624,043,434
Affiliated investment securities	6,315	6,640,159	8,242
Change in net unrealized appreciation (depreciation)	110,670,413	75,987,320	624,051,676
Net realized and unrealized gain	210,829,804	115,905,597	733,293,609
Net increase in net assets resulting from operations	$212,977,012	$138,475,190	$756,526,805
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco S&P MidCap 400® Pure Growth ETF (RFG)	Invesco S&P MidCap 400®Pure Value ETF (RFV)	Invesco S&P SmallCap 600® Pure Growth ETF (RZG)	Invesco S&P SmallCap 600® Pure Value ETF (RZV)

$1,300,765	$2,658,228	$758,396	$2,089,118
3,150	4,419	1,590	830
34,103	25,313	19,374	58,705
(1,672)	-	(3,751)	-
1,336,346	2,687,960	775,609	2,148,653

605,001	498,568	190,194	429,841
(56)	(78)	(25)	(15)
604,945	498,490	190,169	429,826
731,401	2,189,470	585,440	1,718,827

3,172,552	(10,234,157)	1,611,996	(12,585,368)
732	(4,236)	(1,763)	(3,322)
7,339,900	5,722,021	2,555,767	2,418,041
-	-	-	-
10,513,184	(4,516,372)	4,166,000	(10,170,649)

(7,363,893)	22,975,215	1,597,349	23,740,262
(322)	2,952	1,803	4,291
(7,364,215)	22,978,167	1,599,152	23,744,553
3,148,969	18,461,795	5,765,152	13,573,904
$3,880,370	$20,651,265	$6,350,592	$15,292,731

23

Statements of Changes in Net Assets
For the six months ended October 31, 2024 and the year ended April 30, 2024
(Unaudited)

	Invesco S&P 500® Pure Growth ETF (RPG)		Invesco S&P 500® Pure Value ETF (RPV)
	Six Months Ended October 31, 2024	Year Ended April 30, 2024	Six Months Ended October 31, 2024	Year Ended April 30, 2024
Operations:
Net investment income	$2,147,208	$16,871,290	$22,569,593	$42,352,016
Net realized gain (loss)	100,159,391	110,672,330	39,918,277	(95,105,548)
Change in net unrealized appreciation (depreciation)	110,670,413	114,526,934	75,987,320	213,521,700
Net increase in net assets resulting from operations	212,977,012	242,070,554	138,475,190	160,768,168
Distributions to Shareholders from:
Distributable earnings	(1,299,972)	(18,998,910)	(20,790,612)	(47,768,532)
Shareholder Transactions:
Proceeds from shares sold	31,193,006	141,988,497	127,685,364	569,834,367
Value of shares repurchased	(340,959,053)	(802,545,036)	(290,550,052)	(1,375,093,997)
Net increase (decrease) in net assets resulting from share transactions	(309,766,047)	(660,556,539)	(162,864,688)	(805,259,630)
Net increase (decrease) in net assets	(98,089,007)	(437,484,895)	(45,180,110)	(692,259,994)
Net assets:
Beginning of period	1,516,560,802	1,954,045,697	2,026,894,324	2,719,154,318
End of period	$1,418,471,795	$1,516,560,802	$1,981,714,214	$2,026,894,324
Changes in Shares Outstanding:
Shares sold	820,000	4,260,000 (a)	1,450,000	6,900,000
Shares repurchased	(8,760,000)	(24,310,000)(a)	(3,360,000)	(18,400,000)
Shares outstanding, beginning of period	44,051,495	64,101,495 (a)	24,272,836	35,772,836
Shares outstanding, end of period	36,111,495	44,051,495 (a)	22,362,836	24,272,836

(a)	Changes in shares outstanding have been restated to reflect a five-for-one stock split effective after the close of business on July 14, 2023.
(b)	Changes in shares outstanding have been restated to reflect a ten-for-one stock split effective after the close of business on July 14, 2023.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Invesco S&P 500® Top 50 ETF (XLG)		Invesco S&P Midcap 400® Pure Growth ETF (RFG)
Six Months Ended October 31, 2024	Year Ended April 30, 2024	Six Months Ended October 31, 2024	Year Ended April 30, 2024

$23,233,196	$29,395,182	$731,401	$2,244,119
109,241,933	195,783,227	10,513,184	31,704,097
624,051,676	483,463,250	(7,364,215)	34,565,807
756,526,805	708,641,659	3,880,370	68,514,023

(22,459,526)	(28,946,952)	(609,672)	(2,300,627)

2,535,936,940	1,576,782,039	12,840,188	57,723,449
(270,187,617)	(492,191,421)	(36,784,928)	(29,522,383)
2,265,749,323	1,084,590,618	(23,944,740)	28,201,066
2,999,816,602	1,764,285,325	(20,674,042)	94,414,462

3,957,670,937	2,193,385,612	338,923,937	244,509,475
$6,957,487,539	$3,957,670,937	$318,249,895	$338,923,937

55,800,000	42,680,000 (b)	260,000	1,190,000 (a)
(6,050,000)	(14,030,000)(b)	(760,000)	(750,000)(a)
97,557,850	68,907,850 (b)	7,140,105	6,700,105 (a)
147,307,850	97,557,850 (b)	6,640,105	7,140,105 (a)

25

Statements of Changes in Net Assets—(continued)
For the six months ended October 31, 2024 and the year ended April 30, 2024
(Unaudited)

	Invesco S&P MidCap 400® Pure Value ETF (RFV)		Invesco S&P SmallCap 600® Pure Growth ETF (RZG)
	Six Months Ended October 31, 2024	Year Ended April 30, 2024	Six Months Ended October 31, 2024	Year Ended April 30, 2024
Operations:
Net investment income	$2,189,470	$3,597,349	$585,440	$1,145,552
Net realized gain (loss)	(4,516,372)	20,528,125	4,166,000	3,327,790
Change in net unrealized appreciation	22,978,167	17,685,898	1,599,152	14,303,945
Net increase in net assets resulting from operations	20,651,265	41,811,372	6,350,592	18,777,287
Distributions to Shareholders from:
Distributable earnings	(1,986,334)	(3,672,032)	(462,596)	(1,339,610)
Shareholder Transactions:
Proceeds from shares sold	4,467,624	200,317,735	13,777,685	466,959
Value of shares repurchased	(54,518,557)	(189,453,936)	(11,945,269)	(6,544,962)
Net increase (decrease) in net assets resulting from share transactions	(50,050,933)	10,863,799	1,832,416	(6,078,003)
Net increase (decrease) in net assets	(31,386,002)	49,003,139	7,720,412	11,359,674
Net assets:
Beginning of period	299,108,501	250,105,362	98,911,922	87,552,248
End of period	$267,722,499	$299,108,501	$106,632,334	$98,911,922
Changes in Shares Outstanding:
Shares sold	40,000	1,830,000	270,000	10,000 (a)
Shares repurchased	(480,000)	(1,790,000)	(240,000)	(150,000)(a)
Shares outstanding, beginning of period	2,710,499	2,670,499	2,140,012	2,280,012 (a)
Shares outstanding, end of period	2,270,499	2,710,499	2,170,012	2,140,012 (a)

(a)	Changes in shares outstanding have been restated to reflect a three-for-one stock split effective after the close of business on July 14, 2023.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Invesco S&P SmallCap 600® Pure Value ETF (RZV)
Six Months Ended October 31, 2024	Year Ended April 30, 2024

$1,718,827	$2,816,700
(10,170,649)	17,926,340
23,744,553	8,763,315
15,292,731	29,506,355

(1,438,416)	(3,018,693)

21,149,762	73,553,737
(17,597,549)	(148,406,608)
3,552,213	(74,852,871)
17,406,528	(48,365,209)

222,242,663	270,607,872
$239,649,191	$222,242,663

200,000	720,000
(170,000)	(1,540,000)
2,240,040	3,060,040
2,270,040	2,240,040

27

Financial Highlights
Invesco S&P 500® Pure Growth ETF (RPG)
	Six Months Ended October 31, 2024 (Unaudited)	Years Ended April 30,
		2024(a)	2023(a)	2022(a)	2021(a)	2020(a)
Per Share Operating Performance:
Net asset value at beginning of period	$34.43	$30.48	$31.74	$34.53	$23.35	$23.83
Net investment income(b)	0.05	0.30	0.37	0.02	0.07	0.20
Net realized and unrealized gain (loss) on investments	4.83	3.98	(1.26)	(2.81)	11.20	(0.45)
Total from investment operations	4.88	4.28	(0.89)	(2.79)	11.27	(0.25)
Distributions to shareholders from:
Net investment income	(0.03)	(0.33)	(0.37)	(0.00)(c)	(0.09)	(0.23)
Net asset value at end of period	$39.28	$34.43	$30.48	$31.74	$34.53	$23.35
Market price at end of period(d)	$39.27	$34.43	$30.48	$31.75	$34.54	$23.35
Net Asset Value Total Return(e)	14.19%	14.15%	(2.74)%	(8.08)%	48.37%	(1.02)%
Market Price Total Return(e)	14.16%	14.17%	(2.77)%	(8.10)%	48.40%	(1.03)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,418,472	$1,516,561	$1,954,046	$2,282,336	$2,650,386	$2,195,101
Ratio to average net assets of:
Expenses	0.35%(f)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	0.27%(f)	0.95%	1.20%	0.06%	0.23%	0.84%
Portfolio turnover rate(g)	9%	86%	78%	45%	56%	73%

(a)	Per share amounts have been adjusted to reflect a five-for-one stock split effective after the close of business on July 14, 2023.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $(0.005).
(d)	The mean between the last bid and ask prices.
(e)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Financial Highlights—(continued)
Invesco S&P 500® Pure Value ETF (RPV)
	Six Months Ended October 31, 2024 (Unaudited)	Years Ended April 30,
		2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of period	$83.50	$76.01	$81.61	$76.85	$45.75	$66.34
Net investment income(a)	0.98	1.78	1.91	1.64	1.31	1.65
Net realized and unrealized gain (loss) on investments	5.05	7.70	(5.47)	4.51	31.03	(20.59)
Total from investment operations	6.03	9.48	(3.56)	6.15	32.34	(18.94)
Distributions to shareholders from:
Net investment income	(0.91)	(1.99)	(2.04)	(1.39)	(1.24)	(1.65)
Net asset value at end of period	$88.62	$83.50	$76.01	$81.61	$76.85	$45.75
Market price at end of period(b)	$88.62	$83.53	$76.00	$81.60	$76.88	$45.86
Net Asset Value Total Return(c)	7.26%	12.63%	(4.31)%	8.13%	71.67%	(28.82)%
Market Price Total Return(c)	7.21%	12.69%	(4.31)%	8.06%	71.32%	(28.67)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,981,714	$2,026,894	$2,719,154	$3,773,241	$2,238,854	$496,546
Ratio to average net assets of:
Expenses	0.35%(d)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	2.24%(d)	2.27%	2.42%	2.04%	2.16%	2.64%
Portfolio turnover rate(e)	4%	39%	45%	32%	46%	46%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

Financial Highlights—(continued)
Invesco S&P 500® Top 50 ETF (XLG)
	Six Months Ended October 31, 2024 (Unaudited)	Years Ended April 30,
		2024(a)	2023(a)	2022(a)	2021(a)	2020(a)
Per Share Operating Performance:
Net asset value at beginning of period	$40.57	$31.83	$31.41	$31.36	$22.23	$21.23
Net investment income(b)	0.19	0.37	0.37	0.35	0.37	0.37
Net realized and unrealized gain on investments	6.65	8.73	0.42	0.05	9.11	1.00
Total from investment operations	6.84	9.10	0.79	0.40	9.48	1.37
Distributions to shareholders from:
Net investment income	(0.18)	(0.36)	(0.37)	(0.35)	(0.35)	(0.37)
Net asset value at end of period	$47.23	$40.57	$31.83	$31.41	$31.36	$22.23
Market price at end of period(c)	$47.21	$40.57	$31.82	$31.38	$31.36	$22.25
Net Asset Value Total Return(d)	16.89%	28.69%	2.69%	1.21%	42.97%	6.61%
Market Price Total Return(d)	16.84%	28.73%	2.71%	1.12%	42.85%	6.73%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$6,957,488	$3,957,671	$2,193,386	$2,139,342	$1,812,843	$1,122,748
Ratio to average net assets of:
Expenses	0.20%(e)	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income	0.82%(e)	1.00%	1.24%	1.02%	1.36%	1.71%
Portfolio turnover rate(f)	3%	4%	5%	5%	5%	8%

(a)	Per share amounts have been adjusted to reflect a ten-for-one stock split effective after the close of business July 14, 2023.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Financial Highlights—(continued)
Invesco S&P MidCap 400® Pure Growth ETF (RFG)
	Six Months Ended October 31, 2024 (Unaudited)	Years Ended April 30,
		2024(a)	2023(a)	2022(a)	2021(a)	2020(a)
Per Share Operating Performance:
Net asset value at beginning of period	$47.47	$36.49	$37.33	$45.65	$26.40	$30.37
Net investment income(b)	0.10	0.35	0.31	0.06	0.00 (c)	0.19
Net realized and unrealized gain (loss) on investments	0.45	10.99	(0.80)	(8.34)	19.32	(3.98)
Total from investment operations	0.55	11.34	(0.49)	(8.28)	19.32	(3.79)
Distributions to shareholders from:
Net investment income	(0.09)	(0.36)	(0.35)	(0.04)	(0.07)	(0.18)
Net asset value at end of period	$47.93	$47.47	$36.49	$37.33	$45.65	$26.40
Market price at end of period(d)	$47.92	$47.46	$36.48	$37.30	$45.65	$26.44
Net Asset Value Total Return(e)	1.13%	31.21%	(1.27)%	(18.15)%	73.26%	(12.46)%
Market Price Total Return(e)	1.14%	31.23%	(1.18)%	(18.21)%	72.95%	(12.39)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$318,250	$338,924	$244,509	$283,734	$403,991	$270,607
Ratio to average net assets of:
Expenses	0.35%(f)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	0.42%(f)	0.85%	0.84%	0.14%	0.01%	0.66%
Portfolio turnover rate(g)	13%	89%	81%	83%	73%	94%

(a)	Per share amounts have been adjusted to reflect a five-for-one stock split effective after the close of business on July 14, 2023.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $0.005.
(d)	The mean between the last bid and ask prices.
(e)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31

Financial Highlights—(continued)
Invesco S&P MidCap 400® Pure Value ETF (RFV)
	Six Months Ended October 31, 2024 (Unaudited)	Years Ended April 30,
		2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of period	$110.35	$93.65	$89.82	$93.56	$46.79	$69.61
Net investment income(a)	0.89	1.38	1.69	1.75	0.72	1.41
Net realized and unrealized gain (loss) on investments	7.48	16.77	3.98 (b)	(3.84)	47.07	(22.86)
Total from investment operations	8.37	18.15	5.67	(2.09)	47.79	(21.45)
Distributions to shareholders from:
Net investment income	(0.81)	(1.45)	(1.84)	(1.65)	(1.02)	(1.37)
Net asset value at end of period	$117.91	$110.35	$93.65	$89.82	$93.56	$46.79
Market price at end of period(c)	$117.91	$110.40	$93.60	$89.63	$93.64	$46.86
Net Asset Value Total Return(d)	7.62%	19.45%	6.50%	(2.28)%	103.18%	(30.96)%
Market Price Total Return(d)	7.57%	19.57%	6.67%	(2.56)%	103.05%	(30.94)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$267,722	$299,109	$250,105	$140,168	$163,779	$56,172
Ratio to average net assets of:
Expenses	0.35%(e)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	1.54%(e)	1.31%	1.82%	1.85%	1.07%	2.25%
Portfolio turnover rate(f)	8%	68%	57%	47%	65%	61%

(a)	Based on average shares outstanding.
(b)
Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Financial Highlights—(continued)
Invesco S&P SmallCap 600® Pure Growth ETF (RZG)
	Six Months Ended October 31, 2024 (Unaudited)	Years Ended April 30,
		2024(a)	2023(a)	2022(a)	2021(a)	2020(a)
Per Share Operating Performance:
Net asset value at beginning of period	$46.22	$38.40	$41.35	$52.95	$29.27	$38.53
Net investment income(b)	0.27	0.52	0.69 (c)	0.22	0.16	0.25
Net realized and unrealized gain (loss) on investments	2.87	7.91	(2.91)	(11.65)	23.68	(9.22)
Total from investment operations	3.14	8.43	(2.22)	(11.43)	23.84	(8.97)
Distributions to shareholders from:
Net investment income	(0.22)	(0.61)	(0.73)	(0.17)	(0.16)	(0.29)
Net asset value at end of period	$49.14	$46.22	$38.40	$41.35	$52.95	$29.27
Market price at end of period(d)	$50.63	$46.25	$38.39	$41.29	$52.91	$29.32
Net Asset Value Total Return(e)	6.78%	22.08%	(5.36)%	(21.63)%	81.63%	(23.30)%
Market Price Total Return(e)	9.94%	22.17%	(5.26)%	(21.68)%	81.22%	(23.16)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$106,632	$98,912	$87,552	$109,161	$138,188	$96,608
Ratio to average net assets of:
Expenses	0.35%(f)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	1.08%(f)	1.22%	1.72%(c)	0.43%	0.38%	0.69%
Portfolio turnover rate(g)	10%	81%	72%	80%	79%	85%

(a)	Per share amounts have been adjusted to reflect a three-for-one stock split effective after the close of business on July 14, 2023.
(b)	Based on average shares outstanding.
(c)
Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $0.58 and 1.43%, respectively.

(d)	The mean between the last bid and ask prices.
(e)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33

Financial Highlights—(continued)
Invesco S&P SmallCap 600® Pure Value ETF (RZV)
	Six Months Ended October 31, 2024 (Unaudited)	Years Ended April 30,
		2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of period	$99.21	$88.43	$91.58	$88.82	$43.07	$67.47
Net investment income(a)	0.74	1.12	1.35	0.90	0.57	0.68
Net realized and unrealized gain (loss) on investments	6.24	10.88	(3.19)	2.75	45.63	(24.39)
Total from investment operations	6.98	12.00	(1.84)	3.65	46.20	(23.71)
Distributions to shareholders from:
Net investment income	(0.62)	(1.22)	(1.31)	(0.89)	(0.45)	(0.69)
Net asset value at end of period	$105.57	$99.21	$88.43	$91.58	$88.82	$43.07
Market price at end of period(b)	$105.58	$99.27	$88.38	$91.61	$88.87	$43.14
Net Asset Value Total Return(c)	7.04%	13.62%	(1.92)%	4.10%	107.66%	(35.31)%
Market Price Total Return(c)	6.99%	13.75%	(2.02)%	4.08%	107.44%	(35.27)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$239,649	$222,243	$270,608	$285,718	$337,507	$81,842
Ratio to average net assets of:
Expenses	0.35%(d)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	1.40%(d)	1.17%	1.50%	0.95%	0.86%	1.14%
Portfolio turnover rate(e)	11%	72%	62%	54%	74%	70%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Notes to Financial Statements
Invesco Exchange-Traded Fund Trust
October 31, 2024
(Unaudited)
NOTE 1—Organization
Invesco Exchange-Traded Fund Trust (the “Trust”) was organized as a Massachusetts business trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:
Full Name	Short Name
Invesco S&P 500® Pure Growth ETF (RPG)	"S&P 500® Pure Growth ETF"
Invesco S&P 500® Pure Value ETF (RPV)	"S&P 500® Pure Value ETF"
Invesco S&P 500® Top 50 ETF (XLG)	"S&P 500® Top 50 ETF"
Invesco S&P MidCap 400® Pure Growth ETF (RFG)	"S&P MidCap 400® Pure Growth ETF"
Invesco S&P MidCap 400® Pure Value ETF (RFV)	"S&P MidCap 400® Pure Value ETF"
Invesco S&P SmallCap 600® Pure Growth ETF (RZG)	"S&P SmallCap 600® Pure Growth ETF"
Invesco S&P SmallCap 600® Pure Value ETF (RZV)	"S&P SmallCap 600® Pure Value ETF"
Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on NYSE Arca, Inc.
The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit”, as set forth in each Fund’s prospectus. Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities ("Deposit Securities"), though each Fund reserves the right to issue and redeem Creation Units in exchange for cash. Except when aggregated in Creation Units by authorized participants (“APs”), the Shares are not individually redeemable securities of the Funds.
The investment objective of each of the Funds is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an Underlying Index):
Fund	Underlying Index
S&P 500® Pure Growth ETF	S&P 500® Pure Growth Index
S&P 500® Pure Value ETF	S&P 500® Pure Value Index
S&P 500® Top 50 ETF	S&P 500® Top 50 Index
S&P MidCap 400® Pure Growth ETF	S&P MidCap 400® Pure Growth Index
S&P MidCap 400® Pure Value ETF	S&P MidCap 400® Pure Value Index
S&P SmallCap 600® Pure Growth ETF	S&P SmallCap 600® Pure Growth Index
S&P SmallCap 600® Pure Value ETF	S&P SmallCap 600® Pure Value Index
NOTE 2—Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services—Investment Companies.
A.
Security Valuation - Securities, including restricted securities, are valued according to the following policies:
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.

35

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day NAV per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment ("unreliable"). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price a Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the

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Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, a Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.
The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of a Fund’s NAV and, accordingly, they reduce a Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.
C.
Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Dividends and Distributions to Shareholders - Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.
E.
Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.
The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

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F.
Expenses - Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust or the Adviser (an "Interested Trustee"), or (iii) any other matters that directly benefit the Adviser).
Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from a Fund’s unitary management fee and are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.
To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.
G.
Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an "interested person" (as defined in the 1940 Act) of the Trust or the Adviser (each, an "Independent Trustee") is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income, net on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.
Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, serves as an affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNYM”) also serves as a securities lending agent. To the extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended October 31, 2024, each Fund had affiliated securities lending transactions with Invesco. Fees

38

paid to Invesco for securities lending agent services, which are included in Securities lending income, net on the Statements of Operations, were incurred by each Fund as listed below:
Amount
S&P 500® Pure Growth ETF	$2,713
S&P 500® Pure Value ETF	4,679
S&P 500® Top 50 ETF	1,745
S&P MidCap 400® Pure Growth ETF	3,134
S&P MidCap 400® Pure Value ETF	2,454
S&P SmallCap 600® Pure Growth ETF	1,716
S&P SmallCap 600® Pure Value ETF	4,906

J.
Other Risks
AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Additionally, investments in non-U.S. securities may have lower trading volumes or could experience extended market closures or trading halts. To the extent that a Fund invests in non-U.S. securities, it may face increased risks that APs may not be able to effectively create or redeem Creation Units, or that the Shares may be halted and/or delisted.
Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.
Growth Investing Risk. For certain Funds, the market values of “growth” securities may be more volatile than other types of investments. The returns on “growth” securities may or may not move in tandem with the returns on other styles of investing or the overall stock market. Growth securities typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Thus, the value of a Fund’s investments will vary and at times may be lower than that of other types of investments.
Index Risk. Unlike many investment companies that are "actively managed", each Fund is a "passive" investor and therefore does not utilize an investing strategy that seeks returns in excess of its respective Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. If a specific security is removed from an Underlying Index, its respective Fund may be forced to sell such security at an inopportune time or for a price lower than the security’s current market value. An Underlying Index may not contain the appropriate mix of securities for any particular economic cycle. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule. Further, unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the impact of periods of market volatility or market decline. This means that, based on certain market and economic conditions, a Fund’s performance could be lower than other types of funds with investment advisers that actively manage their portfolio assets to take advantage of market opportunities or defend against market events.
Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry

39

groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.
Market Risk. Securities in each Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in an Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises or other events could result in increased premiums or discounts to each Fund’s NAV.
Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.
Non-Diversified Fund Risk. Because S&P 500® Top 50 ETF is non-diversified, and to the extent certain Funds become non-diversified, and can invest a greater portion of their assets in securities of individual issuers than can a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.
Small- and Mid-Capitalization Company Risk. For certain Funds, investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.
Value Investing Risk. For certain Funds, value securities are subject to the risk that the valuations never improve or that the returns on value securities are less than returns on other styles of investing or the overall stock market. Thus, the value of a Fund’s investments will vary and at times may be lower than that of other types of investments.
NOTE 3—Investment Advisory Agreement and Other Agreements
The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.
Pursuant to the Investment Advisory Agreement, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser). The unitary management fee is paid by each Fund to the Adviser at the following annual rates:
Unitary Management Fees (as a % of average daily net assets)
S&P 500® Pure Growth ETF	0.35%
S&P 500® Pure Value ETF	0.35%
S&P 500® Top 50 ETF	0.20%
S&P MidCap 400® Pure Growth ETF	0.35%
S&P MidCap 400® Pure Value ETF	0.35%
S&P SmallCap 600® Pure Growth ETF	0.35%
S&P SmallCap 600® Pure Value ETF	0.35%
Through at least August 31, 2026, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. This waiver does not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date.

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For the six months ended October 31, 2024, the Adviser waived fees for each Fund in the following amounts:
S&P 500® Pure Growth ETF	$327
S&P 500® Pure Value ETF	682
S&P 500® Top 50 ETF	872
S&P MidCap 400® Pure Growth ETF	56
S&P MidCap 400® Pure Value ETF	78
S&P SmallCap 600® Pure Growth ETF	25
S&P SmallCap 600® Pure Value ETF	15
The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.
The Adviser has entered into licensing agreements on behalf of each Fund with S&P Dow Jones Indices LLC (the “Licensor”).
Each Underlying Index name trademark is owned by the Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensor, and the Licensor makes no representation regarding the advisability of investing in any of the Funds.
The Trust has entered into service agreements whereby BNYM, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.
For the six months ended October 31, 2024, the Funds incurred brokerage commissions with Invesco Capital Markets, Inc. ("ICMI"), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Funds, as listed below:
S&P 500® Pure Growth ETF	$12,066
S&P 500® Pure Value ETF	6,915
S&P 500® Top 50 ETF	19,611
S&P MidCap 400® Pure Growth ETF	4,439
S&P MidCap 400® Pure Value ETF	13,566
S&P SmallCap 600® Pure Growth ETF	2,544
S&P SmallCap 600® Pure Value ETF	9,792
Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.
NOTE 4—Security Transactions with Affiliated Funds
Each Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Invesco ETF from or to another fund that is or could be considered an "affiliated person" by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s "current market price", as provided for in these procedures and Rule 17a-7.
For the six months ended October 31, 2024, the following Funds engaged in transactions with affiliates as listed below:
	Securities Purchases	Securities Sales	Net Realized Gains*
S&P 500® Pure Growth ETF	$25,185,320	$-	$-
S&P MidCap 400® Pure Growth ETF	-	9,472,522	4,485,652

*	Net realized gains (losses) from securities sold to affiliates are included in net realized gain (loss) from investment securities in the Statements of Operations.
NOTE 5—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.

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Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of October 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
S&P 500® Pure Growth ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,417,885,946	$-	$-	$1,417,885,946
Money Market Funds	624,074	7,923,175	-	8,547,249
Total Investments	$1,418,510,020	$7,923,175	$-	$1,426,433,195
S&P 500® Pure Value ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,979,863,919	$-	$-	$1,979,863,919
Money Market Funds	730,302	115,539,166	-	116,269,468
Total Investments	$1,980,594,221	$115,539,166	$-	$2,096,133,387
S&P 500® Top 50 ETF
Investments in Securities
Common Stocks & Other Equity Interests	$6,952,071,340	$-	$-	$6,952,071,340
Money Market Funds	3,645,916	3,380,166	-	7,026,082
Total Investments	$6,955,717,256	$3,380,166	$-	$6,959,097,422
S&P MidCap 400® Pure Growth ETF
Investments in Securities
Common Stocks & Other Equity Interests	$318,284,810	$-	$-	$318,284,810
Money Market Funds	9,413	56,364,883	-	56,374,296
Total Investments	$318,294,223	$56,364,883	$-	$374,659,106
S&P MidCap 400® Pure Value ETF
Investments in Securities
Common Stocks & Other Equity Interests	$267,677,320	$-	$-	$267,677,320
Money Market Funds	49,142	48,255,285	-	48,304,427
Total Investments	$267,726,462	$48,255,285	$-	$315,981,747
S&P SmallCap 600® Pure Growth ETF
Investments in Securities
Common Stocks & Other Equity Interests	$106,544,883	$-	$0	$106,544,883
Money Market Funds	80,676	29,805,965	-	29,886,641
Total Investments	$106,625,559	$29,805,965	$0	$136,431,524
S&P SmallCap 600® Pure Value ETF
Investments in Securities
Common Stocks & Other Equity Interests	$239,537,523	$-	$-	$239,537,523
Money Market Funds	81,944	57,164,964	-	57,246,908
Total Investments	$239,619,467	$57,164,964	$-	$296,784,431
NOTE 6—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

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Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Funds had capital loss carryforwards as of April 30, 2024, as follows:
	No expiration
	Short-Term	Long-Term	Total*
S&P 500® Pure Growth ETF	$441,047,113	$340,366,685	$781,413,798
S&P 500® Pure Value ETF	310,793,356	357,826,315	668,619,671
S&P 500® Top 50 ETF	44,214,072	80,293,277	124,507,349
S&P MidCap 400® Pure Growth ETF	166,703,943	64,011,377	230,715,320
S&P MidCap 400® Pure Value ETF	42,012,279	38,662,461	80,674,740
S&P SmallCap 600® Pure Growth ETF	99,607,367	36,669,782	136,277,149
S&P SmallCap 600® Pure Value ETF	87,217,598	96,837,831	184,055,429

*
Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 7—Investment Transactions
For the six months ended October 31, 2024, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:
	Purchases	Sales
S&P 500® Pure Growth ETF	$150,935,985	$146,853,928
S&P 500® Pure Value ETF	75,862,722	73,830,911
S&P 500® Top 50 ETF	178,234,367	170,041,003
S&P MidCap 400® Pure Growth ETF	44,281,737	43,852,180
S&P MidCap 400® Pure Value ETF	21,746,516	21,430,327
S&P SmallCap 600® Pure Growth ETF	11,439,834	11,382,996
S&P SmallCap 600® Pure Value ETF	27,284,966	27,049,728
For the six months ended October 31, 2024, in-kind transactions associated with creations and redemptions were as follows:
	In-kind Purchases	In-kind Sales
S&P 500® Pure Growth ETF	$31,510,389	$344,842,392
S&P 500® Pure Value ETF	127,666,151	290,034,106
S&P 500® Top 50 ETF	2,524,989,786	269,078,089
S&P MidCap 400® Pure Growth ETF	12,850,308	36,812,899
S&P MidCap 400® Pure Value ETF	4,457,597	54,457,367
S&P SmallCap 600® Pure Growth ETF	13,778,053	11,933,913
S&P SmallCap 600® Pure Value ETF	21,128,078	17,589,034
Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.
As of October 31, 2024, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost
S&P 500® Pure Growth ETF	$366,683,200	$(57,784,723)	$308,898,477	$1,117,534,718
S&P 500® Pure Value ETF	207,847,110	(258,527,576)	(50,680,466)	2,146,813,853
S&P 500® Top 50 ETF	1,432,255,856	(35,479,539)	1,396,776,317	5,562,321,105
S&P MidCap 400® Pure Growth ETF	56,493,521	(22,320,462)	34,173,059	340,486,047
S&P MidCap 400® Pure Value ETF	40,123,045	(21,724,415)	18,398,630	297,583,117
S&P SmallCap 600® Pure Growth ETF	19,651,990	(7,107,875)	12,544,115	123,887,409
S&P SmallCap 600® Pure Value ETF	34,715,687	(23,904,114)	10,811,573	285,972,858

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NOTE 8—Trustees’ and Officer’s Fees
The Adviser, as a result of each Fund’s unitary management fee, pays remuneration to the Independent Trustees and an Officer of the Trust on behalf of the Funds. Interested Trustees do not receive any Trustees’ fees.
The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.
NOTE 9—Capital
Shares are issued and redeemed by each Fund only in Creation Units as discussed in Note 1. Only APs are permitted to purchase or redeem Creation Units from the Funds.
To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.
Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.
Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

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Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.

45

©2024 Invesco Capital Management LLC
3500 Lacey Road, Suite 700
Downers Grove, IL 60515
P-SPS-NCSRS
invesco.com/ETFs

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others for Open-End Management Investment Companies.

This information is filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Board that would require disclosure herein.

Item 16. Controls and Procedures.

(a) Based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this report, the Registrant's Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") have concluded that such disclosure controls and procedures are effective.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activity for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

19(a)(1) Not applicable.

19(a)(2) Not applicable.

19(a)(3) Certifications of the Registrant's PEO and PFO pursuant to Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

19(a)(4) Not applicable.

19(a)(5) Not applicable.

19(b) Certifications of Registrant's PEO and PFO pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Invesco Exchange-Traded Fund Trust

By:    /s/ Brian Hartigan                                          .

Name: Brian Hartigan

Title:Principal Executive Officer

Date: January 3, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:    /s/ Brian Hartigan                                          ..

Name:Brian Hartigan

Title:Principal Executive Officer

Date: January 3, 2025

By:       /s/ Kelli Gallegos                                             ____

Name:Kelli Gallegos

Title:Principal Financial Officer

Date: January 3, 2025